UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor	Bethesda, MD	20814
(Address of principal executive offices)		(Zip code)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 6, 2025, (Accession Number 0001104659-25-021345). The purpose of this amendment is to update the Tailored Shareholder Report for each of the ProFund VP Materials and ProFund VP Technology.

ProFund VP Materials “Total Return Based on a $10,000 Investment Graph” and “Average Annual Total Return” table has been amended to include disclosures for the S&P Materials Select Sector Index.

ProFund VP Technology’s “Total Return Based on a $10,000 Investment Graph” has been amended to reflect the Fund’s ending account value of a $10,000 investment and a restated line chart of the Fund’s performance comparing the initial and subsequent account value of the most recent 10 fiscal years.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Government Money Market ProFund Investor - MPIXX

Government Money Market ProFund Service - MPSXX

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Government Money Market ProFund

Investor Class MPIXX

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$100	0.98%

How did the Fund perform last year?

Government Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund is currently a feeder fund that invests its assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), a separate registered investment company managed by DWS Investment Management Americas, Inc.

The Portfolio invests in U.S. Government securities and repurchase agreements collateralized by U.S. Government securities. During 2024, second-half fed rate cuts diminished performance.

For the year ended December 31, 2024, the Fund had a total return of 4.31% (Investor Class).

Primary factors affecting Fund performance include the total return of the securities and financial instruments held by the Portfolio, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $11,231
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

Fund
Dec14	$10,000
Dec15	$10,002
Dec16	$10,004
Dec17	$10,006
Dec18	$10,093
Dec19	$10,219
Dec20	$10,233
Dec21	$10,235
Dec22	$10,337
Dec23	$10,767
Dec24	$11,231

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.31%	1.91%	1.17%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$193,823,820
Number of Holdings	1

Market Exposure
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	96%
Total	96%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

Government Cash Management Portfolio Asset Allocation

Sector	Weight
Repurchase Agreements	50%
U.S. Treasury Obligations	37%
U.S. Government Sponsored Agencies	13%

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Investor Class MPIXX

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/mutual-funds/government-money-market, or upon request, by calling 888-776-3637.

Government Money Market ProFund

Service Class MPSXX

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the Government Money Market ProFund (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.profunds.com/mutual-funds/government-money-market.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$201	1.98%

How did the Fund perform last year?

Government Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund is currently a feeder fund that invests its assets in a master portfolio, the Government Cash Management Portfolio (the “Portfolio”), a separate registered investment company managed by DWS Investment Management Americas, Inc.

The Portfolio invests in U.S. Government securities and repurchase agreements collateralized by U.S. Government securities. During 2024, second-half fed rate cuts diminished performance.

For the year ended December 31, 2024, the Fund had a total return of 3.28% (Service Class).

Primary factors affecting Fund performance include the total return of the securities and financial instruments held by the Portfolio, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $10,780
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

Fund
Dec14	$10,000
Dec15	$10,002
Dec16	$10,004
Dec17	$10,006
Dec18	$10,026
Dec19	$10,057
Dec20	$10,059
Dec21	$10,061
Dec22	$10,122
Dec23	$10,437
Dec24	$10,780

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.28%	1.40%	0.75%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$193,823,820
Number of Holdings	1

Market Exposure
Investment Type	% of Net Assets
Investment in Government Cash Management Portfolio	96%
Total	96%

"Market Exposure" includes the value of total investments including any instruments used for cash management.

Government Cash Management Portfolio Asset Allocation

Sector	Weight
Repurchase Agreements	50%
U.S. Treasury Obligations	37%
U.S. Government Sponsored Agencies	13%

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Government Money Market ProFund

Service Class MPSXX

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, https://www.profunds.com/mutual-funds/government-money-market, or upon request, by calling 888-776-3637.

ProFund Access VP High Yield

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund Access VP High Yield (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund Access VP High Yield	$173	1.68%

How did the Fund perform last year?

Access VP High Yield seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.

The Fund invests primarily in financial instruments that ProFund Advisors believes, in combination, should provide investment results that correspond generally to the high yield market. During 2024, higher treasury yields, and modestly contracting spreads drove performance.

For the year ended December 31, 2024, the Fund had a total return of 6.31%. For the same period, the Markit iBoxx $ Liquid High Yield Index, a widely used measure of high yield market performance, had a total return of 7.95%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the high yield market), expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $13,841
Bloomberg U.S. Aggregate Bond Index - $11,432
Markit iBoxx $ Liquid High Yield Index - $15,642
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Bloomberg U.S. Aggregate Bond Index	Markit iBoxx $ Liquid High Yield Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,015	$10,055	$9,497
Dec16	$10,917	$10,321	$10,951
Dec17	$11,440	$10,687	$11,643
Dec18	$11,370	$10,688	$11,470
Dec19	$12,783	$11,620	$13,151
Dec20	$12,775	$12,492	$13,765
Dec21	$12,810	$12,299	$14,381
Dec22	$11,790	$10,699	$12,836
Dec23	$13,019	$11,291	$14,491
Dec24	$13,841	$11,432	$15,642

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.31%	1.60%	3.30%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Markit iBoxx $ Liquid High Yield Index	7.95%	3.53%	4.58%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$14,510,741
Number of Holdings*	6
Net Investment Advisory Fees	$115,319
Portfolio Turnover	1298%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund Access VP High Yield primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Material Fund Changes

Effective on or about October 25, 2024, the Board of Trustees approved a change to the Fund's principal investment strategy that changed the types of instruments the Fund may use to obtain exposure to the high yield market.

ProFund Access VP High Yield

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Asia 30

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Asia 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Asia 30	$178	1.68%

How did the Fund perform last year?

VP Asia 30 seeks investment results, before fees and expenses, that track the performance of the ProFunds Asia 30 Index® (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, underperformance of international markets and a late-year U.S. dollar rally hampered performance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 11.56% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 9.44% and a volatility of 26.01%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $12,103
ProFunds Asia 30 Index® - $11,696
S&P Global 1200 Index - $26,997
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	ProFunds Asia 30 Index®	S&P Global 1200 Index
Dec14	$10,000	$10,000	$9,999
Dec15	$9,062	$9,045	$9,913
Dec16	$9,120	$9,122	$10,795
Dec17	$12,118	$12,090	$13,368
Dec18	$9,865	$9,817	$12,277
Dec19	$12,460	$12,318	$15,741
Dec20	$16,889	$16,747	$18,194
Dec21	$13,761	$13,552	$22,114
Dec22	$10,400	$10,259	$18,392
Dec23	$10,849	$10,687	$22,693
Dec24	$12,103	$11,696	$26,997

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.56%	-0.58%	1.93%
ProFunds Asia 30 Index®	9.44%	-1.03%	1.58%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$16,220,142
Number of Holdings*	30
Net Investment Advisory Fees	$96,345
Portfolio Turnover	141%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	23%
Information Technology	22%
Communication Services	20%
Financials	18%
Industrials	8%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	7.6%
HDFC Bank, Ltd.	6.1%
Alibaba Group Holding, Ltd.	5.8%
BHP Group, Ltd.	5.2%
ICICI Bank, Ltd.	4.8%

Largest Countries

Country	Weight
China	60%
India	15%
Taiwan	13%
Australia	5%

ProFund VP Asia 30

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Banks

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Banks (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Banks	$187	1.68%

How did the Fund perform last year?

VP Banks seeks investment results, before fees and expenses, that track the performance of the S&P Banks Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, a steepening yield curve helped the financial sector keep pace with the strong performance of the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 22.24% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 24.20% and a volatility of 25.88%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $19,919
S&P Banks Select Industry Index - $21,574
S&P Total Market Index - $32,424
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Banks Select Industry Index	S&P Total Market Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,957	$10,297	$10,047
Dec16	$12,270	$13,522	$11,318
Dec17	$14,468	$14,968	$13,713
Dec18	$11,879	$12,066	$12,987
Dec19	$16,206	$15,708	$17,000
Dec20	$13,740	$14,366	$20,534
Dec21	$18,425	$19,253	$25,803
Dec22	$14,761	$16,462	$20,764
Dec23	$16,295	$17,371	$26,175
Dec24	$19,919	$21,574	$32,424

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.24%	4.21%	7.13%
S&P Banks Select Industry Index	24.20%	6.55%	7.99%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$4,813,346
Number of Holdings*	102
Net Investment Advisory Fees	$30,791
Portfolio Turnover	262%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Regional Banks	72%
Diversified Banks	11%
Commercial & Residential Mortgage Finance	9%
Other Diversified Financial Services	6%
Asset Management & Custody Banks	2%
Largest Equity Holdings
Holding	% of Net Assets
First Citizens BancShares, Inc. - Class A	1.2%
Mr. Cooper Group, Inc.	1.2%
Equitable Holdings, Inc.	1.2%
Corebridge Financial, Inc	1.2%
JPMorgan Chase & Co.	1.2%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Banks

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Bear

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Bear (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bear	$156	1.68%

How did the Fund perform last year?

VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, a strong economy, falling inflation, and fed rate cuts drove strong S&P 500® Index performance.

For the year ended December 31, 2024, the Fund had a total return of -13.71% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 25.02% and a volatility of 12.67%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $2,610
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P 500® Index
Dec14	$10,000	$10,000
Dec15	$9,508	$10,138
Dec16	$8,267	$11,351
Dec17	$6,782	$13,829
Dec18	$7,056	$13,223
Dec19	$5,437	$17,386
Dec20	$4,045	$20,585
Dec21	$3,049	$26,494
Dec22	$3,570	$21,696
Dec23	$3,025	$27,399
Dec24	$2,610	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-13.71%	-13.65%	-12.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,478,127
Number of Holdings*	6
Net Investment Advisory Fees	$13,283
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Futures Contracts	(20)%
Swap Agreements	(79)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Bear

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Biotechnology

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Biotechnology (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Biotechnology	$166	1.66%

How did the Fund perform last year?

VP Biotechnology seeks investment results, before fees and expenses, that track the performance of the S&P Biotechnology Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, waning covid-era enthusiasm muted performance.

For the year ended December 31, 2024, the Fund had a total return of -0.15% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 1.18% and a volatility of 26.17%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $15,748
S&P Biotechnology Select Industry Index - $14,770
S&P Total Market Index - $32,424
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Biotechnology Select Industry Index	S&P Total Market Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,330	$11,309	$10,047
Dec16	$8,731	$9,544	$11,318
Dec17	$10,699	$13,729	$13,713
Dec18	$9,977	$11,671	$12,987
Dec19	$11,619	$15,445	$17,000
Dec20	$13,406	$22,874	$20,534
Dec21	$15,515	$18,212	$25,803
Dec22	$14,319	$13,546	$20,764
Dec23	$15,771	$14,597	$26,175
Dec24	$15,748	$14,770	$32,424

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-0.15%	6.27%	4.65%
S&P Biotechnology Select Industry Index	1.18%	-0.89%	3.98%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$36,132,279
Number of Holdings*	143
Net Investment Advisory Fees	$323,956
Portfolio Turnover	134%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Biotechnology	100%
Largest Equity Holdings
Holding	% of Net Assets
Neurocrine Biosciences, Inc.	2.5%
AbbVie, Inc.	2.4%
Gilead Sciences, Inc.	2.4%
BioMarin Pharmaceutical, Inc.	2.4%
United Therapeutics Corp.	2.3%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Biotechnology

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Bull

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Bull (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Bull	$187	1.68%

How did the Fund perform last year?

VP Bull seeks investment results, before fees and expenses, that track the performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, a strong economy, falling inflation, and fed rate cuts drove strong S&P 500® Index performance.

For the year ended December 31, 2024, the Fund had a total return of 22.49% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 25.02% and a volatility of 12.67%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $28,101
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P 500® Index
Dec14	$10,000	$10,000
Dec15	$9,954	$10,138
Dec16	$10,916	$11,351
Dec17	$13,027	$13,829
Dec18	$12,226	$13,223
Dec19	$15,757	$17,386
Dec20	$18,284	$20,585
Dec21	$23,098	$26,494
Dec22	$18,540	$21,696
Dec23	$22,941	$27,399
Dec24	$28,101	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.49%	12.27%	10.89%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$59,023,357
Number of Holdings*	510
Net Investment Advisory Fees	$434,223
Portfolio Turnover	64%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	11%
Futures Contracts	4%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.4%
NVIDIA Corp.	5.6%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. - Class A	2.2%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Bull

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Communication Services

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Communication Services (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Communication Services	$195	1.68%

How did the Fund perform last year?

VP Communication Services seeks investment results, before fees and expenses, that track the performance of the S&P Communication Services Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, large weightings to Meta and Alphabet helped drive performance.

For the year ended December 31, 2024, the Fund had a total return of 32.64% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 34.79% and a volatility of 15.45%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $19,817
S&P Communication Services Select Sector Index - $35,692
S&P Total Market Index - $32,424
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Communication Services Select Sector Index	S&P Total Market Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,152	$11,081	$10,047
Dec16	$12,350	$12,367	$11,318
Dec17	$12,088	$15,393	$13,713
Dec18	$10,263	$14,334	$12,987
Dec19	$11,778	$18,834	$17,000
Dec20	$12,149	$23,916	$20,534
Dec21	$14,386	$27,753	$25,803
Dec22	$11,334	$17,302	$20,764
Dec23	$14,940	$26,479	$26,175
Dec24	$19,817	$35,692	$32,424

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	32.64%	10.97%	7.08%
S&P Communication Services Select Sector Index	34.79%	13.64%	13.57%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,747,913
Number of Holdings*	28
Net Investment Advisory Fees	$73,336
Portfolio Turnover	119%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	1%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	40%
Entertainment	28%
Media	19%
Diversified Telecommunication Services	9%
Wireless Telecommunication Services	4%
Largest Equity Holdings
Holding	% of Net Assets
Meta Platforms, Inc. - Class A	18.3%
Alphabet, Inc. - Class A	10.5%
Alphabet, Inc. - Class C	8.6%
Netflix, Inc.	6.7%
The Walt Disney Co.	4.5%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Communication Services

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Consumer Discretionary

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Consumer Discretionary (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Discretionary	$188	1.68%

How did the Fund perform last year?

VP Consumer Discretionary seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, large weightings to Amazon and Tesla helped drive performance.

For the year ended December 31, 2024, the Fund had a total return of 24.44% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 26.62 % and a volatility of 18.72%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $25,770
S&P Consumer Discretionary Select Sector Index - $35,244
S&P 500® Index - $34,254
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Consumer Discretionary Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,469	$11,011	$10,138
Dec16	$10,907	$11,675	$11,351
Dec17	$12,910	$14,357	$13,829
Dec18	$12,990	$14,613	$13,223
Dec19	$16,190	$18,797	$17,386
Dec20	$20,779	$24,389	$20,585
Dec21	$22,905	$31,220	$26,494
Dec22	$15,683	$19,909	$21,696
Dec23	$20,710	$27,835	$27,399
Dec24	$25,770	$35,244	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	24.44%	9.74%	9.93%
S&P Consumer Discretionary Select Sector Index	26.62%	13.40%	13.43%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$26,345,630
Number of Holdings*	56
Net Investment Advisory Fees	$160,369
Portfolio Turnover	53%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Retailing	43%
Consumer Services	26%
Automobiles & Components	21%
Consumer Durables & Apparel	10%
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	20.6%
Tesla, Inc.	17.9%
The Home Depot, Inc.	6.1%
McDonald's Corp.	4.6%
Booking Holdings, Inc.	4.4%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Consumer Discretionary

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Consumer Staples

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Consumer Staples (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Consumer Staples	$176	1.68%

How did the Fund perform last year?

VP Consumer Staples seeks investment results, before fees and expenses, that track the performance of the S&P Consumer Staples Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, the absence of any 'Magnificent Seven' stocks drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 10.36% and an average daily statistical correlation of over 0.99 to daily performance of the Index. For the same period, the Index had a total return of 12.34% and a volatility of 9.70%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $18,119
S&P Consumer Staples Select Sector Index - $21,411
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Consumer Staples Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,416	$10,700	$10,138
Dec16	$10,785	$11,252	$11,351
Dec17	$12,409	$12,725	$13,829
Dec18	$10,572	$11,711	$13,223
Dec19	$13,380	$14,953	$17,386
Dec20	$17,535	$16,491	$20,585
Dec21	$20,980	$19,347	$26,494
Dec22	$15,799	$19,212	$21,696
Dec23	$16,418	$19,059	$27,399
Dec24	$18,119	$21,411	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.36%	6.25%	6.12%
S&P Consumer Staples Select Sector Index	12.34%	7.44%	7.91%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,909,293
Number of Holdings*	44
Net Investment Advisory Fees	$76,583
Portfolio Turnover	327%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Food, Beverage & Tobacco	46%
Food & Staples Retailing	31%
Household & Personal Products	23%
Largest Equity Holdings
Holding	% of Net Assets
Costco Wholesale Corp.	9.8%
The Procter & Gamble Co.	9.5%
Walmart, Inc.	9.4%
The Coca-Cola Co.	5.8%
PepsiCo, Inc.	5.0%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Consumer Staples

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Dow 30

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Dow 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Dow 30	$172	1.62%

How did the Fund perform last year?

VP Dow 30 seeks investment results, before fees and expenses, that track the performance of the Dow Jones Industrial Average® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, price-weighting contributed to underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 12.15% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 14.99% and a volatility of 11.36%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $22,780
Dow Jones Industrial Average® - $29,877
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Dow Jones Industrial Average®	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,703	$10,021	$10,138
Dec16	$10,958	$11,674	$11,351
Dec17	$13,544	$14,956	$13,829
Dec18	$12,728	$14,435	$13,223
Dec19	$15,551	$18,094	$17,386
Dec20	$16,703	$19,853	$20,585
Dec21	$19,627	$24,012	$26,494
Dec22	$17,890	$22,364	$21,696
Dec23	$20,313	$25,983	$27,399
Dec24	$22,780	$29,877	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	12.15%	7.93%	8.58%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$380,192
Number of Holdings*	6
Net Investment Advisory Fees	$2,815
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	24%
Information Technology	21%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Dow 30

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Emerging Markets

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Emerging Markets (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Emerging Markets	$175	1.68%

How did the Fund perform last year?

VP Emerging Markets seeks investment results, before fees and expenses, that track the performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, underperformance of international markets and a late-year U.S. dollar rally hampered performance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 7.85% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.67% and a volatility of 19.73%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $13,935
S&P® Emerging 50 ADR Index (USD) - $16,219
S&P Global 1200 Index - $26,997
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Dec14	$10,000	$10,000	$9,999
Dec15	$8,264	$8,394	$9,913
Dec16	$9,174	$9,447	$10,795
Dec17	$12,224	$12,799	$13,368
Dec18	$10,358	$11,025	$12,277
Dec19	$12,868	$13,829	$15,741
Dec20	$16,306	$17,782	$18,194
Dec21	$13,369	$14,833	$22,114
Dec22	$11,204	$12,616	$18,392
Dec23	$12,920	$14,790	$22,693
Dec24	$13,935	$16,219	$26,997

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	7.85%	1.61%	3.37%
S&P® Emerging 50 ADR Index (USD)	9.67%	3.24%	4.96%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,567,834
Number of Holdings*	56
Net Investment Advisory Fees	$138,469
Portfolio Turnover	230%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	96%
Swap Agreements	4%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	28%
Information Technology	26%
Financials	19%
Communication Services	8%
Materials	7%
Largest Equity Holdings
Holding	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	20.4%
Alibaba Group Holding, Ltd.	11.0%
HDFC Bank, Ltd.	7.8%
Infosys, Ltd.	5.1%
ICICI Bank, Ltd.	4.3%

Largest Countries

Country	Weight
China	29%
Taiwan	24%
India	19%
Brazil	11%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Emerging Markets

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Energy

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Energy (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Energy	$171	1.68%

How did the Fund perform last year?

VP Energy seeks investment results, before fees and expenses, that track the performance of the S&P Energy Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, muted oil prices and the absence of any 'Magnificent Seven' stocks drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 3.77% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 5.72% and a volatility of 17.72%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $12,813
S&P Energy Select Sector Index - $16,148
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Energy Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$7,663	$7,888	$10,138
Dec16	$9,516	$10,046	$11,351
Dec17	$9,214	$9,945	$13,829
Dec18	$7,351	$8,145	$13,223
Dec19	$7,977	$9,108	$17,386
Dec20	$5,228	$6,040	$20,585
Dec21	$7,943	$9,341	$26,494
Dec22	$12,663	$15,479	$21,696
Dec23	$12,347	$15,274	$27,399
Dec24	$12,813	$16,148	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.77%	9.94%	2.51%
S&P Energy Select Sector Index	5.72%	12.14%	4.91%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$36,514,073
Number of Holdings*	28
Net Investment Advisory Fees	$313,521
Portfolio Turnover	291%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Oil, Gas & Consumable Fuels	91%
Energy Equipment & Services	9%
Largest Equity Holdings
Holding	% of Net Assets
Exxon Mobil Corp.	22.9%
Chevron Corp.	15.2%
ConocoPhillips	8.1%
The Williams Cos., Inc.	4.6%
EOG Resources, Inc.	4.5%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Energy

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Europe 30

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Europe 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Europe 30	$171	1.68%

How did the Fund perform last year?

VP Europe 30 seeks investment results, before fees and expenses, that track the performance of the ProFunds Europe 30 Index® (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, underperformance of international markets, an underweight to technology, and a late-year U.S. dollar rally drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 4.35% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 2.22% and a volatility of 12.22%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $14,868
ProFunds Europe 30 Index® - $12,554
S&P Global 1200 Index - $26,997
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	ProFunds Europe 30 Index®	S&P Global 1200 Index
Dec14	$10,000	$10,000	$9,999
Dec15	$8,912	$8,725	$9,913
Dec16	$9,608	$9,162	$10,795
Dec17	$11,502	$10,740	$13,368
Dec18	$9,877	$9,035	$12,277
Dec19	$11,634	$10,435	$15,741
Dec20	$10,560	$9,510	$18,194
Dec21	$13,150	$11,763	$22,114
Dec22	$12,129	$10,653	$18,392
Dec23	$14,248	$12,281	$22,693
Dec24	$14,868	$12,554	$26,997

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.35%	5.03%	4.05%
ProFunds Europe 30 Index®	2.22%	3.77%	2.30%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$11,046,840
Number of Holdings*	30
Net Investment Advisory Fees	$95,226
Portfolio Turnover	116%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Health Care	21%
Information Technology	19%
Energy	17%
Consumer Staples	13%
Financials	11%
Largest Equity Holdings
Holding	% of Net Assets
SAP SE	7.1%
HSBC Holdings PLC	5.1%
Novo Nordisk A/S	4.7%
ARM Holdings PLC	4.1%
Sanofi S.A.	4.1%

Largest Countries

Country	Weight
United Kingdom	47%
Germany	11%
Netherlands	10%
France	8%

ProFund VP Europe 30

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Falling U.S. Dollar

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Falling U.S. Dollar (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Falling U.S. Dollar	$164	1.68%

How did the Fund perform last year?

VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the daily performance of the basket of non-U.S. currencies included in the ICE® U.S. Dollar Index® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, diminished expectations for U.S. rate cuts drove a late-year dollar rally.

For the year ended December 31, 2024, the Fund had a total return of -5.12% and had an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a price return of 7.07% and a volatility of 5.59%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the underlying benchmark to which the derivatives are linked, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $7,242
ICE® U.S. Dollar Index - $12,018
Bloomberg U.S. Aggregate Bond Index - $11,432
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	ICE® U.S. Dollar Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000	$10,000
Dec15	$8,999	$10,926	$10,055	$10,138
Dec16	$8,472	$11,323	$10,321	$11,351
Dec17	$9,189	$10,205	$10,687	$13,829
Dec18	$8,609	$10,654	$10,688	$13,223
Dec19	$8,407	$10,678	$11,620	$17,386
Dec20	$8,811	$9,963	$12,492	$20,585
Dec21	$8,104	$10,598	$12,299	$26,494
Dec22	$7,394	$11,468	$10,699	$21,696
Dec23	$7,634	$11,225	$11,291	$27,399
Dec24	$7,242	$12,018	$11,432	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-5.12%	-2.94%	-3.17%
ICE® U.S. Dollar Index	7.07%	2.39%	1.86%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
S&P 500® Index	25.02%	14.53%	13.10%

* After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the S&P 500 Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$437,632
Number of Holdings*	6
Net Investment Advisory Fees	$0
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Forward Currency Contracts	98%
Total	98%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

The "U.S. Dollar Index®" is a trademark of ICE Data Indices, LLC (“IDI”) and has been licensed for use by ProFunds. ProFunds have not been passed on by IDI as to their legality or suitability. ProFunds based on IDI indexes are not sponsored, endorsed, sold or promoted by IDI or its afﬁliates, and they make no representation regarding the advisability of investing in ProFunds, or the ability of the index to track general ﬁnancial market performance.

ProFund VP Falling U.S. Dollar

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Financials

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Financials (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Financials	$192	1.68%

How did the Fund perform last year?

VP Financials seeks investment results, before fees and expenses, that tracks daily performance of the S&P Financial Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, a steepening yield curve helped the financial sector keep pace with the strong performance of the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 28.45% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 30.56% and a volatility of 13.99%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $24,852
S&P Financial Select Sector Index - $29,524
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Financial Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,851	$9,847	$10,138
Dec16	$11,360	$12,092	$11,351
Dec17	$13,426	$14,775	$13,829
Dec18	$12,026	$12,850	$13,223
Dec19	$15,666	$16,978	$17,386
Dec20	$15,389	$16,690	$20,585
Dec21	$20,021	$22,538	$26,494
Dec22	$16,990	$20,164	$21,696
Dec23	$19,349	$22,613	$27,399
Dec24	$24,852	$29,524	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	28.45%	9.67%	9.53%
S&P Financial Select Sector Index	30.56%	11.70%	11.43%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$34,979,333
Number of Holdings*	80
Net Investment Advisory Fees	$222,554
Portfolio Turnover	21%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	1%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Diversified Financials	60%
Banks	25%
Insurance	15%
Largest Equity Holdings
Holding	% of Net Assets
Berkshire Hathaway, Inc. - Class B	12.1%
JPMorgan Chase & Co.	9.8%
Visa, Inc. - Class A	7.9%
MasterCard, Inc. - Class A	6.3%
Bank of America Corp.	4.3%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Financials

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Government Money Market

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Government Money Market (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Government Money Market	$92	0.90%

How did the Fund perform last year?

VP Government Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

The Fund invests in U.S. Government Securities and/or repurchase agreements collateralized by U.S Government Securities. During 2024, second-half fed rate cuts diminished performance.

For the year ended December 31, 2024, the Fund had a total return of 4.31%.

Primary factors affecting Fund performance include the total return of the securities and financial instruments held by the Fund, expenses, transaction costs, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $11,120
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

Fund
Dec14	$10,000
Dec15	$10,002
Dec16	$10,004
Dec17	$10,006
Dec18	$10,048
Dec19	$10,126
Dec20	$10,130
Dec21	$10,131
Dec22	$10,235
Dec23	$10,660
Dec24	$11,120

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	4.31%	1.89%	1.07%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$31,003,697
Number of Holdings*	10
Net Investment Advisory Fees	$158,617

Market Exposure
Investment Type	% of Net Assets
Repurchase Agreements	58%
U.S. Treasury Obligations	35%
Total	93%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

ProFund VP Government Money Market

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Health Care

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Health Care (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Health Care	$169	1.68%

How did the Fund perform last year?

VP Health Care seeks investment results, before fees and expenses, that track the performance of the S&P Health Care Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, waning covid-era enthusiasm muted performance.

For the year ended December 31, 2024, the Fund had a total return of 0.82% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 2.58% and a volatility of 10.93%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $20,181
S&P Health Care Select Sector Index - $23,990
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Health Care Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,502	$10,689	$10,138
Dec16	$10,077	$10,401	$11,351
Dec17	$12,184	$12,698	$13,829
Dec18	$12,725	$13,519	$13,223
Dec19	$15,190	$16,334	$17,386
Dec20	$17,383	$18,530	$20,585
Dec21	$21,127	$23,372	$26,494
Dec22	$19,854	$22,916	$21,696
Dec23	$20,018	$23,387	$27,399
Dec24	$20,181	$23,990	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.82%	5.85%	7.27%
S&P Health Care Select Sector Index	2.58%	7.99%	9.14%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$32,519,324
Number of Holdings*	67
Net Investment Advisory Fees	$270,932
Portfolio Turnover	41%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	31%
Health Care Equipment & Supplies	22%
Health Care Providers & Services	20%
Biotechnology	16%
Life Sciences Tools & Services	11%
Largest Equity Holdings
Holding	% of Net Assets
Eli Lilly & Co.	12.0%
UnitedHealth Group, Inc.	9.2%
Johnson & Johnson	6.8%
AbbVie, Inc.	6.2%
Merck & Co., Inc.	4.9%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Health Care

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Industrials

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Industrials (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Industrials	$181	1.68%

How did the Fund perform last year?

VP Industrials seeks investment results, before fees and expenses, that track the performance of the S&P Industrials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, the absence of any 'Magnificent Seven' stocks drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 15.47% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 17.47% and a volatility of 13.68%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $24,364
S&P Industrials Select Sector Index - $28,357
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Industrials Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,658	$9,581	$10,138
Dec16	$11,353	$11,509	$11,351
Dec17	$13,895	$14,284	$13,829
Dec18	$12,122	$12,423	$13,223
Dec19	$15,818	$16,071	$17,386
Dec20	$18,469	$17,850	$20,585
Dec21	$21,498	$21,619	$26,494
Dec22	$18,144	$20,434	$21,696
Dec23	$21,101	$24,140	$27,399
Dec24	$24,364	$28,357	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	15.47%	9.02%	9.31%
S&P Industrials Select Sector Index	17.47%	12.03%	10.99%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$16,657,765
Number of Holdings*	78
Net Investment Advisory Fees	$119,108
Portfolio Turnover	59%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swaps	0%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Capital Goods	69%
Transportation	17%
Commercial & Professional Services	14%
Largest Equity Holdings
Holding	% of Net Assets
General Electric Co.	4.4%
Caterpillar, Inc.	4.3%
Raytheon Technologies Corp.	3.8%
Honeywell International, Inc.	3.6%
Union Pacific Corp.	3.4%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Industrials

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP International

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP International (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP International	$169	1.68%

How did the Fund perform last year?

VP International seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, underperformance of international markets, an underweight to technology, and a late-year U.S. dollar rally drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 0.88% and an average daily statistical correlation of over 0.99 of the daily performance of the U.S.-traded MSCI EAFE Index futures contract. For the same period, the Index had a total return of 3.82% and a volatility of 11.95%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $13,005
MSCI EAFE Index - $16,598
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	MSCI EAFE Index
Dec14	$10,000	$10,000
Dec15	$9,648	$9,919
Dec16	$9,559	$10,018
Dec17	$11,642	$12,526
Dec18	$9,807	$10,798
Dec19	$11,697	$13,176
Dec20	$12,270	$14,205
Dec21	$13,352	$15,805
Dec22	$11,157	$13,521
Dec23	$12,892	$15,987
Dec24	$13,005	$16,598

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	0.88%	2.14%	2.66%
MSCI EAFE Index	3.82%	4.73%	5.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,010,911
Number of Holdings*	6
Net Investment Advisory Fees	$80,030
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	22%
Industrials	18%
Health Care	12%
Consumer Discretionary	11%
Information Technology	9%
Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Largest Countries

Country	Weight
Japan	23%
United Kingdom	15%
France	11%
Switzerland	10%

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

ProFund VP International

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Internet

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Internet (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Internet	$192	1.68%

How did the Fund perform last year?

VP Internet seeks investment results, before fees and expenses, that track the performance of the Dow Jones Internet Composite® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, material weights to several 'Magnificent Seven' companies drove strong performance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 29.34% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 31.12% and a volatility of 19.39%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $35,489
Dow Jones Internet Composite℠ Index - $41,871
S&P 500® Index - $34,254
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Dow Jones Internet Composite℠ Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$12,035	$12,240	$10,138
Dec16	$12,701	$13,153	$11,351
Dec17	$17,279	$18,196	$13,829
Dec18	$18,132	$19,429	$13,223
Dec19	$21,402	$23,330	$17,386
Dec20	$32,278	$35,814	$20,585
Dec21	$33,990	$38,310	$26,494
Dec22	$18,311	$20,978	$21,696
Dec23	$27,438	$31,934	$27,399
Dec24	$35,489	$41,871	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	29.34%	10.64%	13.50%
Dow Jones Internet Composite℠ Index	31.12%	12.41%	15.40%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$13,820,805
Number of Holdings*	41
Net Investment Advisory Fees	$91,099
Portfolio Turnover	76%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Interactive Media & Services	20%
Software	19%
Hotels, Restaurants & Leisure	13%
Communications Equipment	11%
Multiline Retail	11%
Largest Equity Holdings
Holding	% of Net Assets
Amazon.com, Inc.	9.9%
Meta Platforms, Inc. - Class A	9.6%
Netflix, Inc.	8.0%
Salesforce, Inc.	6.8%
Alphabet, Inc. - Class A	5.6%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Internet

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Japan

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Japan (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Japan	$186	1.68%

How did the Fund perform last year?

VP Japan seeks investment results, before fees and expenses, that track the performance of the Nikkei 225 Stock Average (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, local currency return substantially helped drive performance.

For the year ended December 31, 2024, the Fund had total return of 22.22% and an average daily statistical correlation of over 0.99 to the daily performance of the U.S. dollar-denominated Nikkei 225 futures contracts traded in the United States. For the same period, the Index had a total return of 8.73%, as measured in unhedged U.S. dollar terms, or 21.33% in local (Japanese yen) terms and a volatility of 26.26%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $23,800
Nikkei 225 Stock Average-USD - $21,081
Nikkei 225 Stock Average - Yen - $27,732
S&P Global 1200 Index - $26,997
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Nikkei 225 Stock Average-USD	Nikkei 225 Stock Average - Yen	S&P Global 1200 Index
Dec14	$10,000	$10,000	$10,000	$9,999
Dec15	$10,581	$10,994	$11,100	$9,913
Dec16	$10,624	$11,639	$11,364	$10,795
Dec17	$12,585	$14,632	$13,789	$13,368
Dec18	$11,121	$13,384	$12,370	$12,277
Dec19	$13,344	$16,383	$14,933	$15,741
Dec20	$15,470	$20,432	$17,659	$18,194
Dec21	$16,073	$19,536	$18,836	$22,114
Dec22	$14,477	$15,916	$17,454	$18,392
Dec23	$19,473	$19,388	$22,857	$22,693
Dec24	$23,800	$21,081	$27,732	$26,997

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	22.22%	12.27%	9.06%
Nikkei 225 Stock Average-USD	8.73%	5.17%	7.74%
Nikkei 225 Stock Average - Yen	21.33%	13.18%	10.74%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,360,685
Number of Holdings*	6
Net Investment Advisory Fees	$98,395
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Futures Contracts	99%
Swap Agreements	1%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	25%
Consumer Discretionary	23%
Industrials	18%
Health Care	10%
Communication Services	10%
Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Nikkei 225 Stock Index" is a registered trademark of The Nikkei 225 Stock Average and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nikkei 225 Stock Average and The Nikkei 225 Stock Average makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Japan

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Growth

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Large-Cap Growth (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Growth	$197	1.68%

How did the Fund perform last year?

VP Large-Cap Growth seeks investment results, before fees and expenses, that track the performance of the S&P 500® Growth Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, growth outperformance over value drove outperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 33.78% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 36.04% and a volatility of 17.79%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $34,835
S&P 500® Growth Index - $41,483
S&P 500® Index - $34,254
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P 500® Growth Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,376	$10,552	$10,138
Dec16	$10,896	$11,280	$11,351
Dec17	$13,652	$14,375	$13,829
Dec18	$13,398	$14,374	$13,223
Dec19	$17,268	$18,848	$17,386
Dec20	$22,609	$25,157	$20,585
Dec21	$29,361	$33,210	$26,494
Dec22	$20,365	$23,444	$21,696
Dec23	$26,039	$30,485	$27,399
Dec24	$34,835	$41,483	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	33.78%	15.07%	13.29%
S&P 500® Growth Index	36.04%	17.09%	15.29%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$34,126,776
Number of Holdings*	215
Net Investment Advisory Fees	$197,691
Portfolio Turnover	163%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	101%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	40%
Communication Services	15%
Consumer Discretionary	13%
Financials	12%
Industrials	8%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	12.8%
Apple, Inc.	6.8%
Microsoft Corp.	6.3%
Meta Platforms, Inc. - Class A	5.0%
Amazon.com, Inc.	4.6%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Large-Cap Growth

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Large-Cap Value

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Large-Cap Value (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Large-Cap Value	$176	1.68%

How did the Fund perform last year?

VP Large-Cap Value seeks investment results, before fees and expenses, that track the performance of the S&P 500® Value Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, growth outperformance over value drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 10.42% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 12.29% and a volatility of 10.20%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $21,961
S&P 500® Value Index - $25,950
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P 500® Value Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,527	$9,687	$10,138
Dec16	$10,996	$11,372	$11,351
Dec17	$12,474	$13,119	$13,829
Dec18	$11,148	$11,944	$13,223
Dec19	$14,467	$15,758	$17,386
Dec20	$14,459	$15,972	$20,585
Dec21	$17,774	$19,949	$26,494
Dec22	$16,561	$18,907	$21,696
Dec23	$19,888	$23,110	$27,399
Dec24	$21,961	$25,950	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.42%	8.71%	8.18%
S&P 500® Value Index	12.29%	10.49%	10.01%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$16,967,501
Number of Holdings*	409
Net Investment Advisory Fees	$114,174
Portfolio Turnover	91%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Total	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	24%
Health Care	15%
Financials	15%
Consumer Discretionary	9%
Industrials	8%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	8.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.6%
Exxon Mobil Corp.	2.0%
UnitedHealth Group, Inc.	1.9%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Large-Cap Value

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Materials

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Materials (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Materials	$167	1.68%

How did the Fund perform last year?

VP Materials seeks investment results, before fees and expenses, that track the performance of the S&P Materials Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, lingering inflation and the absence of 'Magnificent Seven' companies drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of -1.55% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 0.21% and a volatility of 13.61%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $17,883
S&P Materials Select Sector Index - $21,333
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Materials Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$8,608	$9,150	$10,138
Dec16	$10,199	$10,692	$11,351
Dec17	$12,541	$13,250	$13,829
Dec18	$10,326	$11,296	$13,223
Dec19	$12,156	$14,056	$17,386
Dec20	$14,160	$16,932	$20,585
Dec21	$17,789	$21,561	$26,494
Dec22	$16,163	$18,916	$21,696
Dec23	$18,164	$21,289	$27,399
Dec24	$17,883	$21,333	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-1.55%	8.03%	5.99%
S&P Materials Select Sector Index	0.21%	8.70%	7.87%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$12,689,133
Number of Holdings*	34
Net Investment Advisory Fees	$101,582
Portfolio Turnover	48%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Chemicals	66%
Metals & Mining	15%
Containers & Packaging	12%
Construction Materials	7%
Largest Equity Holdings
Holding	% of Net Assets
New Linde PLC	20.8%
The Sherwin-Williams Co.	8.2%
Air Products & Chemicals, Inc.	6.7%
Ecolab, Inc.	6.2%
Freeport-McMoRan, Inc.	5.7%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Materials

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Mid-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap	$177	1.68%

How did the Fund perform last year?

VP Mid-Cap seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Index (the "Index").

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, the absence of 'Magnificent Seven' companies drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 11.14% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 13.93% and a volatility of 15.89%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $20,088
S&P MidCap 400® - $25,196
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P MidCap 400®	S&P Composite 1500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,555	$9,782	$10,101
Dec16	$11,293	$11,811	$11,417
Dec17	$12,810	$13,730	$13,830
Dec18	$11,162	$12,208	$13,144
Dec19	$13,788	$15,407	$17,206
Dec20	$15,272	$17,511	$20,289
Dec21	$18,663	$21,847	$26,060
Dec22	$15,880	$18,993	$21,427
Dec23	$18,075	$22,115	$26,883
Dec24	$20,088	$25,196	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	11.14%	7.82%	7.22%
S&P MidCap 400®	13.93%	10.34%	9.68%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,195,325
Number of Holdings*	6
Net Investment Advisory Fees	$79,720
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	85%
Futures Contracts	15%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Mid-Cap

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Growth

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Mid-Cap Growth (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Growth	$180	1.68%

How did the Fund perform last year?

VP Mid-Cap Growth seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Growth Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, growth outperformance over value drove outperformance relative to the S&P MidCap 400® Index.

For the year ended December 31, 2024, the Fund had a total return of 13.89% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 15.95% and a volatility of 16.45%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $21,712
S&P MidCap 400® Growth Index - $25,621
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P MidCap 400® Growth Index	S&P Composite 1500® Index
Dec14	$10,000	$10,001	$10,000
Dec15	$10,028	$10,203	$10,101
Dec16	$11,319	$11,709	$11,417
Dec17	$13,392	$14,042	$13,830
Dec18	$11,788	$12,590	$13,144
Dec19	$14,645	$15,900	$17,206
Dec20	$17,706	$19,520	$20,289
Dec21	$20,709	$23,210	$26,060
Dec22	$16,497	$18,809	$21,427
Dec23	$19,064	$22,099	$26,883
Dec24	$21,712	$25,621	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	13.89%	8.19%	8.06%
S&P MidCap 400® Growth Index	15.95%	10.01%	9.87%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$13,033,009
Number of Holdings*	243
Net Investment Advisory Fees	$94,684
Portfolio Turnover	164%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	26%
Financials	16%
Consumer Discretionary	16%
Information Technology	13%
Health Care	11%
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	1.6%
EMCOR Group, Inc.	1.4%
Interactive Brokers Group, Inc. - Class A	1.3%
Pure Storage, Inc. - Class A	1.3%
DocuSign, Inc.	1.2%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Mid-Cap Growth

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Mid-Cap Value

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Mid-Cap Value (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Mid-Cap Value	$176	1.68%

How did the Fund perform last year?

VP Mid-Cap Value seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Value Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, growth outperformance over value drove underperformance relative to the S&P MidCap 400® Index.

For the year ended December 31, 2024, the Fund had a total return of 9.85% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.71% and a volatility of 15.99%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $20,372
S&P MidCap 400® Value Index - $23,965
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P MidCap 400® Value Index	S&P Composite 1500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,178	$9,335	$10,101
Dec16	$11,411	$11,811	$11,417
Dec17	$12,622	$13,266	$13,830
Dec18	$10,944	$11,691	$13,144
Dec19	$13,580	$14,740	$17,206
Dec20	$13,892	$15,290	$20,289
Dec21	$17,856	$19,977	$26,060
Dec22	$16,347	$18,591	$21,427
Dec23	$18,546	$21,453	$26,883
Dec24	$20,372	$23,965	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.85%	8.45%	7.37%
S&P MidCap 400® Value Index	11.71%	10.21%	9.13%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,450,735
Number of Holdings*	305
Net Investment Advisory Fees	$70,767
Portfolio Turnover	144%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	20%
Industrials	17%
Consumer Discretionary	12%
Materials	9%
Real Estate	9%
Largest Equity Holdings
Holding	% of Net Assets
Expand Energy Corp.	1.5%
US Foods Holding Corp.	1.1%
Flex Ltd.	1.1%
Fidelity National Financial, Inc.	1.0%
Reliance Steel & Aluminum Co.	1.0%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Mid-Cap Value

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Nasdaq-100

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Nasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Nasdaq-100	$188	1.68%

How did the Fund perform last year?

VP Nasdaq-100 seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, strength in 'Magnificent Seven' companies drove performance.

For the year ended December 31, 2024, the Fund had a total return of 23.43% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 18.26%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $44,608
Nasdaq-100® Total Return Index - $54,753
Nasdaq Composite Index - $44,884
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Nasdaq-100® Total Return Index	Nasdaq Composite Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,745	$10,975	$10,696
Dec16	$11,310	$11,773	$11,645
Dec17	$14,745	$15,658	$15,096
Dec18	$14,469	$15,663	$14,667
Dec19	$19,780	$21,844	$20,049
Dec20	$28,793	$32,521	$29,055
Dec21	$35,934	$41,465	$35,499
Dec22	$23,749	$28,038	$23,949
Dec23	$36,140	$43,495	$34,640
Dec24	$44,608	$54,753	$44,884

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	23.43%	17.66%	16.13%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$179,029,102
Number of Holdings*	107
Net Investment Advisory Fees	$1,111,597
Portfolio Turnover	8%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	20%
Futures Contracts	11%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	51%
Consumer Discretionary	15%
Communication Services	15%
Health Care	5%
Consumer Staples	5%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	6.8%
NVIDIA Corp.	5.9%
Microsoft Corp.	5.6%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.2%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Nasdaq-100

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Pharmaceuticals

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Pharmaceuticals (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Pharmaceuticals	$171	1.68%

How did the Fund perform last year?

VP Pharmaceuticals seeks investment results, before fees and expenses, that track the performance of the S&P Pharmaceuticals Select Industry Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, health sector malaise contributed to underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 3.41% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 4.72% and a volatility of 16.57%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $13,623
S&P Pharmaceuticals Select Industry Index - $9,304
S&P Total Market Index - $32,424
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Pharmaceuticals Select Industry Index	S&P Total Market Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,444	$10,180	$10,047
Dec16	$10,054	$7,819	$11,318
Dec17	$11,096	$8,772	$13,713
Dec18	$10,408	$7,453	$12,987
Dec19	$11,869	$9,379	$17,000
Dec20	$13,355	$10,747	$20,534
Dec21	$14,850	$9,630	$25,803
Dec22	$13,940	$8,646	$20,764
Dec23	$13,174	$8,885	$26,175
Dec24	$13,623	$9,304	$32,424

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.41%	2.79%	3.14%
S&P Pharmaceuticals Select Industry Index	4.72%	-0.16%	-0.72%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$9,374,156
Number of Holdings*	51
Net Investment Advisory Fees	$71,920
Portfolio Turnover	107%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Pharmaceuticals	100%
Largest Equity Holdings
Holding	% of Net Assets
Tarsus Pharmaceuticals, Inc.	3.8%
Pfizer, Inc.	3.8%
Jazz Pharmaceuticals PLC	3.7%
Royalty Pharma PLC - Class A	3.6%
Bristol-Myers Squibb Co.	3.6%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Pharmaceuticals

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Precious Metals

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Precious Metals (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Precious Metals	$174	1.68%

How did the Fund perform last year?

VP Precious Metals seeks investment results, before fees and expenses, that track the performance of the Dow Jones Precious MetalsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, miners participated in some, but not all, of the upside of the underlying metals.

For the year ended December 31, 2024, the Fund had a total return of 6.58% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.53% and a volatility of 30.70%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $15,133
Dow Jones Precious Metals℠ Index - $19,590
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Dow Jones Precious Metals℠ Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$6,715	$6,885	$10,138
Dec16	$10,463	$11,004	$11,351
Dec17	$11,015	$11,894	$13,829
Dec18	$9,532	$10,560	$13,223
Dec19	$13,914	$15,801	$17,386
Dec20	$17,268	$20,147	$20,585
Dec21	$15,725	$18,785	$26,494
Dec22	$13,992	$17,148	$21,696
Dec23	$14,199	$17,886	$27,399
Dec24	$15,133	$19,590	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	6.58%	1.69%	4.23%
Dow Jones Precious Metals℠ Index	9.53%	4.39%	6.96%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$23,274,890
Number of Holdings*	6
Net Investment Advisory Fees	$187,125
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Gold	93%
Silver	6%
Precious Metals & Minerals	1%
Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Precious Metals

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Real Estate

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Real Estate (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Real Estate	$171	1.68%

How did the Fund perform last year?

VP Real Estate seeks investment results, before fees and expenses, that track the performance of the S&P Real Estate Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, rising interest rates contributed to underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 3.55% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 5.24% and a volatility of 17.72%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $14,684
S&P Real Estate Select Sector Index - $18,915
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Real Estate Select Sector Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,032	$10,473	$10,138
Dec16	$10,607	$10,819	$11,351
Dec17	$11,460	$11,993	$13,829
Dec18	$10,807	$11,727	$13,223
Dec19	$13,699	$15,129	$17,386
Dec20	$12,837	$14,813	$20,585
Dec21	$17,597	$21,656	$26,494
Dec22	$12,924	$15,997	$21,696
Dec23	$14,181	$17,974	$27,399
Dec24	$14,684	$18,915	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.55%	1.40%	3.92%
S&P Real Estate Select Sector Index	5.24%	4.57%	6.58%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$7,318,617
Number of Holdings*	38
Net Investment Advisory Fees	$47,647
Portfolio Turnover	82%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	2%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Specialized REITs	43%
Residential REITs	13%
Retail REITs	13%
Health Care REITs	12%
Industrial REITs	9%
Largest Equity Holdings
Holding	% of Net Assets
Prologis, Inc.	9.2%
Equinix, Inc.	8.6%
American Tower Corp. - A	8.1%
Welltower, Inc.	7.0%
Digital Realty Trust, Inc.	5.2%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Real Estate

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Rising Rates Opportunity

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Rising Rates Opportunity (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Rising Rates Opportunity	$182	1.66%

How did the Fund perform last year?

VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, rising interest rates drove down the price of long duration treasuries, and thus strong performance of short treasury.

For the year ended December 31, 2024, the Fund had a total return of 19.00% and an average daily statistical correlation of over 0.99 to one and one-quarter times the inverse of the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Index, had a total return of -8.13% and a volatility of 13.83%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $9,941
S&P U.S. Treasury Bond Current 30-Year Total Return Index - $8,558
Bloomberg U.S. Aggregate Bond Index - $11,432
ICE U.S Treasury Core Bond Index - $10,854
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index	ICE U.S Treasury Core Bond Index
Dec14	$10,000	$10,000	$10,000	$10,000
Dec15	$9,841	$9,727	$10,055	$10,080
Dec16	$9,333	$9,787	$10,321	$10,186
Dec17	$8,222	$10,704	$10,687	$10,421
Dec18	$8,564	$10,455	$10,688	$10,511
Dec19	$7,073	$12,100	$11,620	$11,232
Dec20	$5,185	$14,385	$12,492	$12,132
Dec21	$5,181	$13,669	$12,299	$11,852
Dec22	$8,210	$9,096	$10,699	$10,375
Dec23	$8,354	$9,315	$11,291	$10,777
Dec24	$9,941	$8,558	$11,432	$10,854

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.00%	7.05%	-0.06%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-8.13%	-6.69%	-1.55%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
ICE U.S Treasury Core Bond Index	0.71%	-0.68%	0.82%

* After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$8,782,231
Number of Holdings*	6
Net Investment Advisory Fees	$61,901
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(127)%
Total	(127)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP Rising Rates Opportunity

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Semiconductor

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Semiconductor (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Semiconductor	$227	1.68%

How did the Fund perform last year?

VP Semiconductor seeks investment results, before fees and expenses, that track the performance of the Dow Jones U.S. SemiconductorsSM Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, AI enthusiasm drove outperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 70.73% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 74.11% and a volatility of 40.75%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $100,471
Dow Jones U.S. Semiconductors℠ Index - $119,920
S&P 500® Index - $34,254
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Dow Jones U.S. Semiconductors℠ Index	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,712	$9,904	$10,138
Dec16	$12,403	$12,869	$11,351
Dec17	$16,813	$17,783	$13,829
Dec18	$15,093	$16,236	$13,223
Dec19	$22,605	$24,753	$17,386
Dec20	$32,743	$36,468	$20,585
Dec21	$48,620	$55,018	$26,494
Dec22	$30,386	$34,971	$21,696
Dec23	$58,847	$68,877	$27,399
Dec24	$100,471	$119,920	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	70.73%	34.76%	25.95%
Dow Jones U.S. Semiconductors℠ Index	74.11%	37.10%	28.20%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$96,949,887
Number of Holdings*	39
Net Investment Advisory Fees	$646,756
Portfolio Turnover	323%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	56%
Equity Securities	44%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Semiconductors & Semiconductor Equipment	100%
Largest Equity Holdings
Holding	% of Net Assets
NVIDIA Corp.	24.8%
Broadcom, Inc.	8.2%
Advanced Micro Devices, Inc.	1.5%
Texas Instruments, Inc.	1.3%
QUALCOMM, Inc.	1.3%

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Semiconductor

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Dow 30

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Dow 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Dow 30	$162	1.68%

How did the Fund perform last year?

VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, price-weighting contributed to the Index’s underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of -6.75% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.99% and a volatility of 11.36%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $2,967
Dow Jones Industrial Average® - $29,877
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Dow Jones Industrial Average®	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,556	$10,021	$10,138
Dec16	$7,985	$11,674	$11,351
Dec17	$6,227	$14,956	$13,829
Dec18	$6,374	$14,435	$13,223
Dec19	$5,147	$18,094	$17,386
Dec20	$4,071	$19,853	$20,585
Dec21	$3,268	$24,012	$26,494
Dec22	$3,458	$22,364	$21,696
Dec23	$3,181	$25,983	$27,399
Dec24	$2,967	$29,877	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.75%	-10.43%	-11.44%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$5,858
Number of Holdings*	2
Net Investment Advisory Fees	$55
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	24%
Information Technology	21%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Dow 30

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Emerging Markets

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Emerging Markets (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Emerging Markets	$164	1.68%

How did the Fund perform last year?

VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P® Emerging 50 ADR Index (USD) (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, underperformance of international markets and a late-year US dollar rally hampered the Index’s performance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of -4.65% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 9.67% and a volatility of 19.73%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $4,038
S&P® Emerging 50 ADR Index (USD) - $16,219
S&P Global 1200 Index - $26,997
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P® Emerging 50 ADR Index (USD)	S&P Global 1200 Index
Dec14	$10,000	$10,000	$9,999
Dec15	$11,152	$8,394	$9,913
Dec16	$9,341	$9,447	$10,795
Dec17	$6,740	$12,799	$13,368
Dec18	$7,589	$11,025	$12,277
Dec19	$5,995	$13,829	$15,741
Dec20	$4,092	$17,782	$18,194
Dec21	$4,499	$14,833	$22,114
Dec22	$4,800	$12,616	$18,392
Dec23	$4,235	$14,790	$22,693
Dec24	$4,038	$16,219	$26,997

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-4.65%	-7.60%	-8.67%
S&P® Emerging 50 ADR Index (USD)	9.67%	3.24%	4.96%
S&P Global 1200 Index	18.98%	11.39%	10.44%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$448,291
Number of Holdings*	6
Net Investment Advisory Fees	$3,685
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Consumer Discretionary	28%
Information Technology	26%
Financials	19%
Communication Services	8%
Materials	7%
Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Emerging Markets

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short International

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short International (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short International	$171	1.68%

How did the Fund perform last year?

VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, underperformance of international markets, an underweight to technology, and a late-year U.S. dollar rally drove underperformance of the Index relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 3.50% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE Index futures contract. For the same period, the Index had a total return of 3.82% and a volatility of 11.95%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $5,146
MSCI EAFE Index - $16,598
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	MSCI EAFE Index
Dec14	$10,000	$10,000
Dec15	$9,622	$9,919
Dec16	$9,054	$10,018
Dec17	$7,186	$12,526
Dec18	$8,298	$10,798
Dec19	$6,853	$13,176
Dec20	$5,692	$14,205
Dec21	$4,929	$15,805
Dec22	$5,543	$13,521
Dec23	$4,972	$15,987
Dec24	$5,146	$16,598

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	3.50%	-5.57%	-6.43%
MSCI EAFE Index	3.82%	4.73%	5.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$510,689
Number of Holdings*	6
Net Investment Advisory Fees	$4,158
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(100)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	22%
Industrials	18%
Health Care	12%
Consumer Discretionary	11%
Information Technology	9%
Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"MSCI" and "EAFE" are service marks of MSCI and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short International

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Mid-Cap

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Mid-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Mid-Cap	$162	1.68%

How did the Fund perform last year?

VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, the absence of 'Magnificent Seven' companies drove underperformance of the Index relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of -6.55% and an average daily statistical correlation of 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 13.93% and a volatility of 15.89%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $3,015
S&P MidCap 400® - $25,196
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P MidCap 400®	S&P Composite 1500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,830	$9,782	$10,101
Dec16	$7,845	$11,811	$11,417
Dec17	$6,680	$13,730	$13,830
Dec18	$7,413	$12,208	$13,144
Dec19	$5,844	$15,407	$17,206
Dec20	$4,286	$17,511	$20,289
Dec21	$3,255	$21,847	$26,060
Dec22	$3,559	$18,993	$21,427
Dec23	$3,227	$22,115	$26,883
Dec24	$3,015	$25,196	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.55%	-12.39%	-11.30%
S&P MidCap 400®	13.93%	10.34%	9.68%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$60,650
Number of Holdings*	6
Net Investment Advisory Fees	$535
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(99)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Mid-Cap

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Nasdaq-100

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Nasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Nasdaq-100	$154	1.68%

How did the Fund perform last year?

VP Short Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. Durning 2024, the Index’s performance was driven by factors such as strength in 'Magnificent Seven' companies.

For the year ended December 31, 2024, the Fund had a total return of -16.21% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 18.26%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $1,339
Nasdaq-100® Total Return Index - $54,753
Nasdaq Composite Index - $44,884
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Nasdaq-100® Total Return Index	Nasdaq Composite Index
Dec14	$10,000	$10,000	$10,000
Dec15	$8,696	$10,975	$10,696
Dec16	$7,821	$11,773	$11,645
Dec17	$5,847	$15,658	$15,096
Dec18	$5,678	$15,663	$14,667
Dec19	$4,085	$21,844	$20,049
Dec20	$2,338	$32,521	$29,055
Dec21	$1,750	$41,465	$35,499
Dec22	$2,364	$28,038	$23,949
Dec23	$1,598	$43,495	$34,640
Dec24	$1,339	$54,753	$44,884

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-16.21%	-19.99%	-18.21%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$1,928,236
Number of Holdings*	6
Net Investment Advisory Fees	$24,045
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Futures Contracts	(22)%
Swap Agreements	(77)%
Total	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	51%
Consumer Discretionary	15%
Communication Services	15%
Health Care	5%
Consumer Staples	5%
Holdings

The ProFund VP Short Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Nasdaq-100

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Short Small-Cap

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Short Small-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Short Small-Cap	$162	1.68%

How did the Fund perform last year?

VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, the absence of 'Magnificent Seven' companies drove underperformance of the Index relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of -6.51% and an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index. For the same period, the Index had a total return of 11.54% and a volatility of 20.72%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $3,154
Russell 2000® Index - $21,223
Russell 3000® Index - $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Russell 2000® Index	Russell 3000® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,918	$9,559	$10,048
Dec16	$7,776	$11,595	$11,327
Dec17	$6,672	$13,294	$13,721
Dec18	$7,365	$11,830	$13,002
Dec19	$5,834	$14,849	$17,035
Dec20	$3,970	$17,813	$20,593
Dec21	$3,213	$20,453	$25,877
Dec22	$3,785	$16,273	$20,907
Dec23	$3,374	$19,028	$26,334
Dec24	$3,154	$21,223	$32,604

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-6.51%	-11.57%	-10.90%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,274,350
Number of Holdings*	6
Net Investment Advisory Fees	$9,563
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Futures Contracts	(5)%
Swap Agreements	(95)%
Total	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Short Small-Cap

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Small-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap	$176	1.68%

How did the Fund perform last year?

VP Small-Cap seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, The absence of 'Magnificent Seven' companies drove underperformance of the index relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 9.46% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 11.54% and a volatility of 20.72%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $17,649
Russell 2000® Index - $21,223
Russell 3000® Index - $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Russell 2000® Index	Russell 3000® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,379	$9,559	$10,048
Dec16	$11,225	$11,595	$11,327
Dec17	$12,620	$13,294	$13,721
Dec18	$10,993	$11,830	$13,002
Dec19	$13,588	$14,849	$17,035
Dec20	$15,905	$17,813	$20,593
Dec21	$17,954	$20,453	$25,877
Dec22	$14,032	$16,273	$20,907
Dec23	$16,124	$19,028	$26,334
Dec24	$17,649	$21,223	$32,604

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	9.46%	5.37%	5.85%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,689,141
Number of Holdings*	1,976
Net Investment Advisory Fees	$62,095
Portfolio Turnover	13%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	34%
Futures Contracts	4%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
FTAI Aviation, Ltd.	0.4%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.2%
Credo Technology Group Holding, Ltd.	0.2%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Small-Cap

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Growth

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Small-Cap Growth (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Growth	$175	1.68%

How did the Fund perform last year?

VP Small-Cap Growth seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Growth Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, the absence of 'Magnificent Seven' companies drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 7.80% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 9.63% and a volatility of 20.72%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $21,051
S&P Small Cap 600® Growth Index - $24,888
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Small Cap 600® Growth Index	S&P Composite 1500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,117	$10,278	$10,101
Dec16	$12,164	$12,556	$11,417
Dec17	$13,742	$14,412	$13,830
Dec18	$12,952	$13,828	$13,144
Dec19	$15,428	$16,749	$17,206
Dec20	$18,111	$20,032	$20,289
Dec21	$21,849	$24,564	$26,060
Dec22	$16,953	$19,386	$21,427
Dec23	$19,528	$22,702	$26,883
Dec24	$21,051	$24,888	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	7.80%	6.41%	7.73%
S&P Small Cap 600® Growth Index	9.63%	8.24%	9.55%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$16,337,559
Number of Holdings*	344
Net Investment Advisory Fees	$117,264
Portfolio Turnover	116%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	20%
Health Care	15%
Financials	15%
Information Technology	14%
Consumer Discretionary	12%
Largest Equity Holdings
Holding	% of Net Assets
Glaukos Corp.	1.2%
Alaska Air Group, Inc.	1.2%
ATI, Inc.	1.2%
SPS Commerce, Inc.	1.0%
SPX Technologies, Inc.	1.0%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Small-Cap Growth

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Small-Cap Value

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Small-Cap Value (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Small-Cap Value	$173	1.68%

How did the Fund perform last year?

VP Small-Cap Value seeks investment results, before fees and expenses, that track the performance of the S&P SmallCap 600® Value Index (the “Index”).

The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, the absence of 'Magnificent Seven' companies drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 5.87% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 7.56% and a volatility of 10.20%.

Primary factors affecting Fund performance include the total return of the securities held by the Fund, expenses, transaction costs, the volatility of a Fund’s index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $18,538
S&P Small Cap 600® Value Index - $21,945
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Small Cap 600® Value Index	S&P Composite 1500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,172	$9,333	$10,101
Dec16	$11,811	$12,256	$11,417
Dec17	$12,959	$13,667	$13,830
Dec18	$11,116	$11,939	$13,144
Dec19	$13,625	$14,869	$17,206
Dec20	$13,769	$15,245	$20,289
Dec21	$17,702	$19,963	$26,060
Dec22	$15,504	$17,759	$21,427
Dec23	$17,510	$20,402	$26,883
Dec24	$18,538	$21,945	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	5.87%	6.35%	6.37%
S&P Small Cap 600® Value Index	7.56%	8.10%	8.18%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$18,611,414
Number of Holdings*	466
Net Investment Advisory Fees	$118,545
Portfolio Turnover	130%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%
Total	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	23%
Consumer Discretionary	17%
Industrials	16%
Information Technology	10%
Health Care	7%
Largest Equity Holdings
Holding	% of Net Assets
Robert Half, Inc.	1.1%
VF Corp.	1.1%
Qorvo, Inc.	1.0%
Jackson Financial, Inc. - Class A	1.0%
Mr. Cooper Group, Inc.	0.9%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Small-Cap Value

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Technology

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Technology (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Technology	$181	1.65%

How did the Fund perform last year?

VP Technology seeks investment results, before fees and expenses, that track the performance of the S&P Technology Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, inclusion of some but not all 'Magnificent Seven' companies drove strong performance that was just a bit below that of the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 19.80% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 21.74% and a volatility of 22.30%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $52,431
S&P Technology Select Sector Index - $64,657
S&P Total Market Index - $32,424
$70,000
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Technology Select Sector Index	S&P Total Market Index
Dec14	$10,000	$10,000	$10,000
Dec15	$10,240	$10,578	$10,047
Dec16	$11,504	$12,166	$11,318
Dec17	$15,551	$16,372	$13,713
Dec18	$15,195	$16,137	$12,987
Dec19	$22,060	$24,253	$17,000
Dec20	$31,944	$34,898	$20,534
Dec21	$43,110	$47,012	$25,803
Dec22	$27,710	$34,016	$20,764
Dec23	$43,767	$53,111	$26,175
Dec24	$52,431	$64,657	$32,424

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	19.80%	18.90%	18.02%
S&P Technology Select Sector Index	21.74%	21.67%	20.52%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$59,606,341
Number of Holdings*	75
Net Investment Advisory Fees	$444,102
Portfolio Turnover	41%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	99%
Swap Agreements	2%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Software & Services	41%
Semiconductors & Semiconductor Equipment	34%
Technology Hardware & Equipment	25%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	15.3%
NVIDIA Corp.	13.3%
Microsoft Corp.	12.7%
Broadcom, Inc.	5.8%
Salesforce, Inc.	3.4%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Technology

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraBull

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraBull (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraBull	$203	1.68%

How did the Fund perform last year?

VP UltraBull seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P 500® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, a strong economy, falling inflation, and fed rate cuts drove strong performance.

For the year ended December 31, 2024, the Fund had a total return of 42.02% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 25.02% and a volatility of 12.67%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $52,306
S&P 500® Index - $34,254
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P 500® Index
Dec14	$10,000	$10,000
Dec15	$9,712	$10,138
Dec16	$11,518	$11,351
Dec17	$16,242	$13,829
Dec18	$13,724	$13,223
Dec19	$21,981	$17,386
Dec20	$26,340	$20,585
Dec21	$41,655	$26,494
Dec22	$25,359	$21,696
Dec23	$36,831	$27,399
Dec24	$52,306	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	42.02%	18.93%	17.99%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$33,440,772
Number of Holdings*	510
Net Investment Advisory Fees	$151,412
Portfolio Turnover	79%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	125%
Equity Securities	65%
Futures Contracts	11%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	32%
Financials	14%
Consumer Discretionary	11%
Health Care	10%
Communication Services	9%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	4.9%
NVIDIA Corp.	4.3%
Microsoft Corp.	4.1%
Amazon.com, Inc.	2.7%
Meta Platforms, Inc. - Class A	1.7%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraBull

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraMid-Cap

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraMid-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraMid-Cap	$182	1.68%

How did the Fund perform last year?

VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the S&P MidCap 400® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. The absence of 'Magnificent Seven' companies drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 17.02% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 13.93% and a volatility of 15.89%.

The Index performance was driven by the strong equity environment, with an underweight in technology offset by strong industrials performance relative to the S&P 500®. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $26,159
S&P MidCap 400® - $25,196
S&P Composite 1500® Index - $33,323
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P MidCap 400®	S&P Composite 1500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,085	$9,782	$10,101
Dec16	$12,529	$11,811	$11,417
Dec17	$16,145	$13,730	$13,830
Dec18	$11,823	$12,208	$13,144
Dec19	$17,473	$15,407	$17,206
Dec20	$18,385	$17,511	$20,289
Dec21	$26,965	$21,847	$26,060
Dec22	$18,291	$18,993	$21,427
Dec23	$22,354	$22,115	$26,883
Dec24	$26,159	$25,196	$33,323

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	17.02%	8.40%	10.09%
S&P MidCap 400®	13.93%	10.34%	9.68%
S&P Composite 1500® Index	23.95%	14.13%	12.79%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$10,646,182
Number of Holdings*	407
Net Investment Advisory Fees	$71,456
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	118%
Equity Securities	70%
Futures Contracts	12%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Industrials	21%
Financials	18%
Consumer Discretionary	14%
Information Technology	11%
Health Care	9%
Largest Equity Holdings
Holding	% of Net Assets
Williams-Sonoma, Inc.	0.6%
Illumina, Inc.	0.5%
EMCOR Group, Inc.	0.5%
Expand Energy Corp.	0.5%
Interactive Brokers Group, Inc. - Class A	0.5%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraMid-Cap

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraNasdaq-100

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraNasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraNasdaq-100	$203	1.68%

How did the Fund perform last year?

VP UltraNasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, strength in 'Magnificent Seven' companies drove performance.

For the year ended December 31,2024, the Fund had a total return of 41.41% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 18.26%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $114,064
Nasdaq-100® Total Return Index - $54,753
Nasdaq Composite Index - $44,884
$120,000
$100,000
$80,000
$60,000
$40,000
$20,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Nasdaq-100® Total Return Index	Nasdaq Composite Index
Dec14	$10,000	$10,000	$10,000
Dec15	$11,360	$10,975	$10,696
Dec16	$12,340	$11,773	$11,645
Dec17	$20,771	$15,658	$15,096
Dec18	$18,771	$15,663	$14,667
Dec19	$33,724	$21,844	$20,049
Dec20	$62,828	$32,521	$29,055
Dec21	$95,818	$41,465	$35,499
Dec22	$37,436	$28,038	$23,949
Dec23	$80,660	$43,495	$34,640
Dec24	$114,064	$54,753	$44,884

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	41.41%	27.60%	27.56%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$244,549,641
Number of Holdings*	107
Net Investment Advisory Fees	$1,473,380
Portfolio Turnover	15%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	111%
Equity Securities	73%
Futures Contracts	16%
Total	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	51%
Consumer Discretionary	15%
Communication Services	15%
Health Care	5%
Consumer Staples	5%
Largest Equity Holdings
Holding	% of Net Assets
Apple, Inc.	7.1%
NVIDIA Corp.	6.2%
Microsoft Corp.	5.9%
Amazon.com, Inc.	4.3%
Broadcom, Inc.	3.4%

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraNasdaq-100

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Dow 30

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraShort Dow 30 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Dow 30	$145	1.58%

How did the Fund perform last year?

VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average® (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, price-weighting contributed to the underperformance of the Index relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of -17.34% and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 14.99% and a volatility of 11.36%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $601
Dow Jones Industrial Average® - $29,877
S&P 500® Index - $34,254
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Dow Jones Industrial Average®	S&P 500® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,077	$10,021	$10,138
Dec16	$6,194	$11,674	$11,351
Dec17	$3,722	$14,956	$13,829
Dec18	$3,752	$14,435	$13,223
Dec19	$2,369	$18,094	$17,386
Dec20	$1,292	$19,853	$20,585
Dec21	$834	$24,012	$26,494
Dec22	$895	$22,364	$21,696
Dec23	$727	$25,983	$27,399
Dec24	$601	$29,877	$34,254

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-17.34%	-23.99%	-24.51%
Dow Jones Industrial Average®	14.99%	10.55%	11.57%
S&P 500® Index	25.02%	14.53%	13.10%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$2,670
Number of Holdings*	1
Net Investment Advisory Fees	$18
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(199)%
Total	(199)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	24%
Information Technology	21%
Health Care	15%
Consumer Discretionary	14%
Industrials	13%
Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"The Dow 30 " and "Dow Jones Industrial Average" are products of "Dow Jones Indexes", the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones ", "DJ", "Dow Jones Indexes", "The Dow 30" and "Dow Jones Industrial Average" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to CME Indexes and sublicensed to ProFunds. ProFunds have not been passed on by CME Indexes or Dow Jones as to their legality or suitability. ProFunds based on The Dow 30 are not sponsored, endorsed, sold or promoted by CME Indexes or Dow Jones, and they make no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraShort Dow 30

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraShort Nasdaq-100

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraShort Nasdaq-100 (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraShort Nasdaq-100	$139	1.68%

How did the Fund perform last year?

VP UltraShort Nasdaq-100 seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, the Index’s performance was driven by factors such as strength in 'Magnificent Seven' companies.

For the year ended December 31, 2024, the Fund had a total return of -33.81% and an average daily statistical correlation of over 0.99 to twice the inverse of the daily performance of the Index. For the same period, the Index had a total return of 25.88% and a volatility of 18.26%.

Primary factors affecting Fund performance include the total return of the derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $102
Nasdaq-100® Total Return Index - $54,753
Nasdaq Composite Index - $44,884
$60,000
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Nasdaq-100® Total Return Index	Nasdaq Composite Index
Dec14	$10,000	$10,000	$10,000
Dec15	$7,374	$10,975	$10,696
Dec16	$5,884	$11,773	$11,645
Dec17	$3,240	$15,658	$15,096
Dec18	$2,864	$15,663	$14,667
Dec19	$1,418	$21,844	$20,049
Dec20	$405	$32,521	$29,055
Dec21	$232	$41,465	$35,499
Dec22	$362	$28,038	$23,949
Dec23	$154	$43,495	$34,640
Dec24	$102	$54,753	$44,884

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-33.81%	-40.95%	-36.79%
Nasdaq-100® Total Return Index	25.88%	20.18%	18.53%
Nasdaq Composite Index	29.57%	17.49%	16.20%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$371,713
Number of Holdings*	6
Net Investment Advisory Fees	$11,401
Portfolio Turnover	0%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	(200)%
Total	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Information Technology	51%
Consumer Discretionary	15%
Communication Services	15%
Health Care	5%
Consumer Staples	5%
Holdings

The ProFund VP UltraShort Nasdaq-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

"QQQ®", "Nasdaq-100 Index®" and "Nasdaq-100®" are registered trademarks of The Nasdaq OMX Group Inc. and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group Inc. and The Nasdaq OMX Group Inc. makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraShort Nasdaq-100

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP UltraSmall-Cap

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP UltraSmall-Cap (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP UltraSmall-Cap	$177	1.68%

How did the Fund perform last year?

VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to two times (2x) of the daily performance of the Russell 2000® Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, the absence of 'Magnificent Seven' companies drove underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 10.70% and an average daily statistical correlation of over 0.99 to twice that of the daily performance of the Index. For the same period, the Index had a total return of 11.54% and a volatility of 20.72%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, the types of derivative contracts used (and their correlation to the Fund’s Index), expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $17,928
Russell 2000® Index - $21,223
Russell 3000® Index - $32,604
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	Russell 2000® Index	Russell 3000® Index
Dec14	$10,000	$10,000	$10,000
Dec15	$8,703	$9,559	$10,048
Dec16	$12,148	$11,595	$11,327
Dec17	$15,209	$13,294	$13,721
Dec18	$11,110	$11,830	$13,002
Dec19	$16,368	$14,849	$17,035
Dec20	$19,051	$17,813	$20,593
Dec21	$23,490	$20,453	$25,877
Dec22	$13,229	$16,273	$20,907
Dec23	$16,196	$19,028	$26,334
Dec24	$17,928	$21,223	$32,604

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	10.70%	1.84%	6.01%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$15,706,523
Number of Holdings*	1,977
Net Investment Advisory Fees	$87,221
Portfolio Turnover	34%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	121%
Equity Securities	66%
Futures Contracts	14%
Total	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Financials	19%
Industrials	18%
Health Care	16%
Information Technology	14%
Consumer Discretionary	10%
Largest Equity Holdings
Holding	% of Net Assets
FTAI Aviation, Ltd.	0.4%
Sprouts Farmers Market, Inc.	0.3%
Insmed, Inc.	0.3%
Vaxcyte, Inc.	0.3%
Credo Technology Group Holding, Ltd.	0.2%

"Russell 2000®" and "Russell®" are trademarks of Russell Investment Group ("Russell") and have been licensed for use by ProFunds. This Fund is not sponsored, endorsed, sold or promoted by Russell Investments and Russell Investments makes no representation regarding the advisability of investing in ProFunds.

ProFund VP UltraSmall-Cap

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP U.S. Government Plus

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP U.S. Government Plus (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP U.S. Government Plus	$129	1.38%

How did the Fund perform last year?

VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) of the daily performance of the most recently issued 30-Year U.S. Treasury Bond (the “Long Bond”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective. During 2024, rising interest rates drove down the price of long duration treasuries.

For the year ended December 31, 2024, the Fund had a total return of -12.83% and an average daily statistical correlation of over 0.99 to one and one-quarter times the daily price movement of the Long Bond. For the same period, the Long Bond, as measured by the S&P U.S. Treasury Bond Current 30-Year Total Return Index, had a total return of -8.13% and a volatility of 13.83%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which any derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, the impact of compounding, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $6,566
S&P U.S. Treasury Bond Current 30-Year Total Return Index - $8,558
Bloomberg U.S. Aggregate Bond Index - $11,432
ICE U.S Treasury Core Bond Index - $10,854
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P U.S. Treasury Bond Current 30-Year Total Return Index	Bloomberg U.S. Aggregate Bond Index	ICE U.S Treasury Core Bond Index
Dec14	$10,000	$10,000	$10,000	$10,000
Dec15	$9,436	$9,727	$10,055	$10,080
Dec16	$9,407	$9,787	$10,321	$10,186
Dec17	$10,299	$10,704	$10,687	$10,421
Dec18	$9,741	$10,455	$10,688	$10,511
Dec19	$11,516	$12,100	$11,620	$11,232
Dec20	$13,898	$14,385	$12,492	$12,132
Dec21	$12,914	$13,669	$12,299	$11,852
Dec22	$7,529	$9,096	$10,699	$10,375
Dec23	$7,532	$9,315	$11,291	$10,777
Dec24	$6,566	$8,558	$11,432	$10,854

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	-12.83%	-10.63%	-4.12%
S&P U.S. Treasury Bond Current 30-Year Total Return Index	-8.13%	-6.69%	-1.55%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	-0.33%	1.35%
ICE U.S Treasury Core Bond Index	0.71%	-0.68%	0.82%

* After the close of business on October 23, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purpose.

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$6,052,962
Number of Holdings*	7
Net Investment Advisory Fees	$32,888
Portfolio Turnover	401%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Swap Agreements	77%
U.S. Treasury Obligations	46%
Total	123%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

ProFund VP U.S. Government Plus

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

ProFund VP Utilities

Annual Shareholder Report — December 31, 2024

Fund Overview

This Annual shareholder report contains important information about the ProFund VP Utilities (the "Fund") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.profunds.com/literature/profunds-variable-products.You can also request this information by contacting us at 888-776-3637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ProFund VP Utilities	$186	1.68%

How did the Fund perform last year?

VP Utilities seeks investment results, before fees and expenses, that track the performance of the S&P Utilities Select Sector Index (the “Index”).

The Fund invests in financial instruments that ProFund Advisors believes, in combination, should track the performance of the Index. During 2024, rising interest rates drove modest underperformance relative to the S&P 500® Index.

For the year ended December 31, 2024, the Fund had a total return of 21.27% and an average daily statistical correlation of over 0.99 to the daily performance of the Index. For the same period, the Index had a total return of 23.42% and a volatility of 15.53%.

Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the reference assets to which the derivatives are linked, financing rates paid or earned, expenses, transaction costs, the volatility of the Fund’s Index, and other miscellaneous factors.

Total Return Based on a $10,000 Investment

Cumulative performance: January 1, 2014 through December 31, 2024

Fund - $18,764
S&P Utilities Select Sector Index - $22,473
S&P Total Market Index - $32,424
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
Dec14
Dec15
Dec16
Dec17
Dec18
Dec19
Dec20
Dec21
Dec22
Dec23
Dec24

	Fund	S&P Utilities Select Sector Index	S&P Total Market Index
Dec14	$10,000	$10,000	$10,000
Dec15	$9,360	$9,515	$10,047
Dec16	$10,771	$11,065	$11,318
Dec17	$11,917	$12,404	$13,713
Dec18	$12,260	$12,914	$12,987
Dec19	$15,065	$16,317	$17,000
Dec20	$14,703	$16,396	$20,534
Dec21	$16,969	$19,293	$25,803
Dec22	$16,926	$19,595	$20,764
Dec23	$15,472	$18,207	$26,175
Dec24	$18,764	$22,473	$32,424

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter), assuming the reinvestment of distributions.

Average Annual Total Return

	1 Year	5 Years	10 Years
Fund NAV	21.27%	4.49%	6.50%
S&P Utilities Select Sector Index	23.42%	6.61%	8.43%
S&P Total Market Index	23.87%	13.78%	12.48%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of fund shares.

Fund Statistics

Net Assets	$33,008,247
Number of Holdings*	37
Net Investment Advisory Fees	$211,251
Portfolio Turnover	178%

* No. of Holdings excludes any derivatives and collateral for securities loaned.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Swap Agreements	3%
Total	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and instruments used for cash management.

Largest Sector Weights

Sector	Weight
Electric Utilities	64%
Multi-Utilities	27%
Independent Power and Renewable Electricity Producers	5%
Gas Utilities	2%
Water Utilities	2%
Largest Equity Holdings
Holding	% of Net Assets
NextEra Energy, Inc.	12.5%
The Southern Co.	7.7%
Duke Energy Corp.	7.1%
Constellation Energy Corp.	5.9%
Sempra	4.7%

"Standard & Poor's", "S&P", "S&P 500" and "Standard & Poor's 500" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by ProFunds. This Fund is not sponsored, licensed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in ProFunds.

ProFund VP Utilities

Annual Shareholder Report — December 31, 2024

Additional information about the Fund including the Financial Statements, Prospectus and Statement of Additional Information is available: On the Fund's website, www.profunds.com/literature/profunds-variable-products, or upon request, by calling 888-776-3637.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Michael C. Wachs and William D. Fertig, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

2024 $747,300

2023 $755,610

The fees relate to the audit of the registrant’s annual financial statements paid to PricewaterhouseCoopers LLP.

(b)	Audit-Related Fees:

2024 $0

2023 $0

(c)	Tax Fees:

2024 $423,490

2023 $315,560

The fees relate to the preparation of the registrant’s tax returns and review of income and capital gain distribution calculations paid to PricewaterhouseCoopers LLP.

(d)	All Other Fees:

2024 $0

2023 $0

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)	No Services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable as less than 50%.

(g)	2024 $423,490

2023 $315,560

These aggregate fees were billed in the Reporting Periods for non-audit services by the principal accountant to the Registrant and Fund Management.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)           The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual Financial

Statements and

Other Information

DECEMBER 31, 2024

Government Money Market ProFund

1	Financial Statements and Financial Highlights
5	Notes to Financial Statements
11	Report of Independent Registered Public Accounting Firm
13	Form N-CSR – Items 8-11 (unaudited)
15	Government Cash Management Portfolio

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Financial Statements and
Financial Highlights

2 :: Government Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities
December 31, 2024

ASSETS:
Securities, at cost	$186,906,287
Investment in Government Cash Management Portfolio, at value	186,906,287
Receivable for capital shares issued	21,293,019
Prepaid expenses	46,327
TOTAL ASSETS	208,245,633
LIABILITIES:
Distributions payable	7,756
Payable for capital shares redeemed	14,131,896
Management services fees payable	88,840
Administration fees payable	9,878
Distribution and services fees payable-Service Class	7,844
Audit fees payable	100,546
Trustee fees payable	16
Transfer agency fees payable	30,390
Fund accounting fees payable	10,000
Compliance services fees payable	1,161
Service fees payable	563
Other accrued expenses	32,923
TOTAL LIABILITIES	14,421,813
Commitments and contingencies (Note 4)
NET ASSETS	$193,823,820
NET ASSETS CONSIST OF:
Capital	$194,062,766
Total distributable earnings (loss)	(238,946)
NET ASSETS	$193,823,820
INVESTOR CLASS:
Net Assets	$185,251,351
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	185,477,744
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$8,572,469
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	8,583,346
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Interest	$9,691,373	(a)
Expenses	(202,905	)(a)(b)
TOTAL INVESTMENT INCOME	9,488,468
EXPENSES:
Management services fees	650,743
Administration fees	70,645
Distribution and services fees-Service Class	105,171
Transfer agency fees	199,790
Administrative services fees	131,889
Registration and filing fees	104,544
Fund accounting fees	10,000
Trustee fees	2,425
Compliance services fees	1,161
Service fees	8,245
Audit fees	120,099
Other fees	81,992
Recoupment of prior expenses reimbursed by the Advisor	237,348
TOTAL NET EXPENSES	1,724,052
NET INVESTMENT INCOME	7,764,416
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	19,574	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$7,783,990

(a)  Allocated from Government Cash Management Portfolio.

(b)  For the year ended December 31, 2024, the Advisor to the Government Cash Management Portfolio waived fees, of which $43,183 was allocated to the Government Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Government Money Market ProFund :: 3

Statements of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$7,764,416	$7,865,301
Net realized gains (losses) on investments	19,574	4,403
Change in net assets resulting from operations	7,783,990	7,869,704
DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions
Investor Class	(7,424,108)	(7,556,580)
Service Class	(343,725)	(308,480)
Change in net assets resulting from distributions	(7,767,833)	(7,865,060)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,643,929,104	2,348,875,530
Service Class	64,467,580	47,664,969
Distributions reinvested
Investor Class	7,362,065	7,447,969
Service Class	343,587	307,654
Value of shares redeemed
Investor Class	(2,622,341,982)	(2,388,291,722)
Service Class	(65,532,399)	(49,374,164)
Change in net assets resulting from capital transactions	28,227,955	(33,369,764)
Change in net assets	28,244,112	(33,365,120)
NET ASSETS:
Beginning of period	165,579,708	198,944,828
End of period	$193,823,820	$165,579,708
SHARE TRANSACTIONS:
Issued
Investor Class	2,643,929,104	2,348,875,530
Service Class	64,467,580	47,664,969
Reinvested
Investor Class	7,362,065	7,447,969
Service Class	343,587	307,654
Redeemed
Investor Class	(2,622,341,982)	(2,388,291,722)
Service Class	(65,532,399)	(49,374,164)
Change in shares	28,227,955	(33,369,764)

See accompanying notes to the financial statements.

4 :: Government Money Market ProFund :: Financial Statements

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a),(b)		Net Realized Gains (Losses) on Investments(b)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return	Gross Expenses(b),(c)	Net Expenses(b)		Net Investment Income(b)	Net Asset End of Period (000's)
Government Money Market ProFund
Investor Class
Year Ended December 31, 2024	$1.000	0.042		–	(d)	0.042		(0.042)	(0.042)	$1.000	4.31%	0.98%	0.98%		4.23%	$185,251
Year Ended December 31, 2023	$1.000	0.041		–	(d)	0.041		(0.041)	(0.041)	$1.000	4.15%	0.98%	0.98%		4.08%	$156,289
Year Ended December 31, 2022	$1.000	0.010		–	(d)	0.010		(0.010)	(0.010)	$1.000	0.99%	0.86%	0.68	%(e)	0.97%	$188,251
Year Ended December 31, 2021	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.02%	0.70%	0.04	%(e)	0.02%	$194,082
Year Ended December 31, 2020	$1.000	0.001		–	(d)	0.001		(0.001)	(0.001)	$1.000	0.14%	0.84%	0.34	%(e)	0.14%	$224,414
Service Class
Year Ended December 31, 2024	$1.000	0.032		–	(d)	0.032		(0.032)	(0.032)	$1.000	3.28%	1.98%	1.98%		3.23%	$8,572
Year Ended December 31, 2023	$1.000	0.031		–	(d)	0.031		(0.031)	(0.031)	$1.000	3.12%	1.98%	1.98%		3.08%	$9,291
Year Ended December 31, 2022	$1.000	0.006		–	(d)	0.006		(0.006)	(0.006)	$1.000	0.61%	1.22%	1.04	%(e)	0.57%	$10,694
Year Ended December 31, 2021	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.02%	0.70%	0.04	%(e)	0.02%	$9,148
Year Ended December 31, 2020	$1.000	–	(d)	–	(d)	–	(d)	– (d)	– (d)	$1.000	0.02%	1.24%	0.41	%(e)	0.02%	$9,637

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Per share amounts and percentages include the applicable allocation from the Government Cash Management Portfolio.

(c)  For the years ended December 31, 2024, December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, the Advisor to the Government Cash Management Portfolio waived fees which were allocated to the Government Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.02%, 0.05%, 0.08%, 0.11%, and 0.06%, respectively.

(d)  Amount is less than $0.0005.

(e)  The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

6 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2024

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements ("financial statements") relate to the Government Money Market ProFund, (the "ProFund").

The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the Government Cash Management Portfolio (the "Portfolio"), an open-end management investment company that is advised by DWS Investment Management Americas, Inc. ("DIMA") and has the same investment objective as the ProFund. As of December 31, 2024, the percentage of the Portfolio's interests owned by the ProFund was 0.6%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund's financial statements.

Each class of shares has identical rights and privileges except with respect to fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

In this reporting period, the ProFund adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect the ProFund's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. The ProFund included herein is deemed to be an individual reporting segment and ProFund Advisors LLC (the "Advisor") acts as the ProFund's CODM. The CODM monitors the operating results of the ProFund as a whole and the ProFund's long-term strategic asset allocation is guided by the ProFund's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio's net assets. The valuation techniques used to determine fair value are further described in Note 3. The Portfolio's Notes to Financial Statements included elsewhere in this report provide information about the Portfolio's valuation policy and its period end security valuations.

Investment Transactions and Related Income

Investment transactions are accounted for on trade date on the last business day of the reporting period.

The ProFund records daily its proportionate share of the Portfolio's income, expenses, and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class) and realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

December 31, 2024 :: Notes to Financial Statements :: Government Money Market ProFund :: 7

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund's investments are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical assets

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the ProFund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

As of December 31, 2024, the ProFund's $186,906,287 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund's master-feeder structure.

4. Fees and Transactions with Affiliates and Other Parties

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Effective November 4, 2024, The Ultimus Group, LLC ("Ultimus") replaced Citi Fund Services Ohio, Inc. ("Citi") as the Trust's administrator (the "Administrator").

Prior to November 4, 2024, the Trust paid Citi, for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees included additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program.

Effective November 4, 2024, the Trust pays Ultimus for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration fees include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Fees paid for the year ended December 31, 2024, to Citi and Ultimus by the ProFund for administrator services, is reflected on the Statement of Operations as "Administration fees".

FIS Investor Services LLC ("FIS") acts as the transfer agent of the Trust. For these services, the Trust pays FIS a base fee, account and service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as "Service fees".

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as "Administrative services fees".

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for his services at the annual rate of $325,000 per Trustee, inclusive of all meetings. During the year ended December 31, 2024, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees".

8 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2024

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the periods below in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, litigation, indemnification, and extraordinary expenses) as follows:

	For the Period May 1, 2024 through April 30, 2025		For the Period May 1, 2023 through April 30, 2024
	Investor Class	Service Class	Investor Class	Service Class
Government Money Market ProFund	0.98%	1.98%	0.98%	1.98%

The Advisor has also contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2025, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor has contractually undertaken to waive its fees and/or reimburse certain expenses to maintain the minimum yield floor limit at 0.02% through April 30, 2025. There were no amounts waived under the minimum net yield agreement during the year ended December 31, 2024.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period and minimum yield limit period in which they were taken. Such recoupment shall be made monthly, but only to the extent that such recoupment would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield and such recoupment would not cause annualized operating expenses to exceed the expense limit in effect at the time of the waiver, and the expense limit in effect at the time of the recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor". As of December 31, 2024, the recoupments that may potentially be made by the ProFund are shown in the table below. As of December 31, 2024, no commitment or contingent liability is expected.

Expires 4/30/25
Government Money Market ProFund	$1,076,356

5. Investment Risks

The ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Government Default Risk

Due to the rising U.S. government debt burden and potential limitations caused by the statutory debt ceiling, it is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. Such a credit event may adversely impact the financial markets and the ProFund. From time to time, uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling and/or failure to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded or increase volatility in financial markets, result in higher interest rates, reduce prices of U.S. Treasury securities and/or increase the costs of certain kinds of debt.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the ProFund, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of the ProFund's third party service providers (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund information, impede trading, cause reputational damage, and subject the ProFund to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. The ProFund and its shareholders could be negatively impacted as a result. While the ProFund or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which the ProFund invests,

December 31, 2024 :: Notes to Financial Statements :: Government Money Market ProFund :: 9

which could result in material adverse consequences for such issuers, and may cause the ProFund's investments in such securities to lose value. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to the ProFund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund's investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund to complete redemptions and otherwise affect ProFund performance and ProFund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund's performance, resulting in losses to your investment.

Risk of Public Health Disruptions

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of the ProFund and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of the ProFund's investments, even beyond any direct exposure the ProFund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund performance and the value of an investment in the ProFund.

6. Federal Income Tax Information

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, were as follows:

	Ordinary Income	Total Distributions Paid
December 31, 2024
Government Money Market ProFund	$7,767,833	$7,767,833
December 31, 2023
Government Money Market ProFund	$7,865,060	$7,865,060

10 :: Government Money Market ProFund :: Notes to Financial Statements :: December 31, 2024

As of the most recent tax year ended December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Total Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Government Money Market ProFund	$—	$—	$(4,548)	$(234,398)	$—	$(238,946)

As of the tax year ended December 31, 2024, the ProFund had net capital loss carryforwards ("CLCFs") as summarized in the table below:

No Expiration Date
Government Money Market ProFund	$234,398

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or utilized.

7. Subsequent Events

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund's financial statements.

Report of Independent Registered Public Accounting Firm :: Government Money Market ProFund :: 11

To the Board of Trustees of ProFunds and Shareholders of Government Money Market ProFund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Money Market ProFund (one of the funds constituting ProFunds, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the Accounting Agent for the Master Fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
February 27, 2025

We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

This Page Intentionally Left Blank

Form N-CSR – Items 8-11 (unaudited)

14 :: Form N-CSR – Items 8-11 :: December 31, 2024 (unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 16-17, 2024, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust on behalf of the Government Money Market ProFund (the "Fund") (the "Advisory Agreement").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's fiduciary responsibilities under state and federal law with respect to the Board's considerations of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review. The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board noted that the Fund is a feeder fund that invests all its shares in a master fund that is advised by a third party investment adviser. The Trustees noted that the contractual amount of the fee is 0.35% of the Fund's average annual daily net assets, but that the Advisor does not collect this fee for so long as the Fund is a feeder fund that invests in shares of a master fund. The Board also noted that the Fund pays the Advisor a Management Services fee of 0.35% of the Fund's average annual daily net assets, all of which the Advisor has waived. The Board noted that the Advisor has contractually agreed to reduce Fund expenses to retain a certain minimum yield as well as to reimburse advisory and management services fees that exceed 0.98% for the Investor Class and 1.98% for the Service Class through April 30, 2025. In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement in light of the structure of the Fund.

The Board considered that the Advisor has the requisite portfolio management skills to manage the Fund if necessary and considered the reasonableness of the fee should the Advisor begin to provide services under the Advisory Agreement. In assessing the reasonableness of the fee, the Board considered the nature of the services described in the Advisory Agreement, and fees charged by comparable money market funds.

In its deliberations, the Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Fund but concluded that such benefits were relatively insignificant. The Board considered that ProFund Distributors, Inc. ("PDI"), a wholly-owned subsidiary of the Advisor, earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board regularly considers matters bearing on the Fund and its investment advisory, administration and distribution arrangements including the Fund's investment results and performance data, at its regular meetings throughout the year. The Board's conclusions may take into account their consideration of the relevant arrangements during the course of the year and in prior years.

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Advisory Agreement for the Fund is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses, the feeder fund structure of the Fund, and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement and the continued investment by the Fund into the master portfolio was in the best interests of the shareholders of the Fund. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

Government Cash Management Portfolio

16 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2024

Investment Portfolio

Government & Agency Obligations 49.8%
U.S. Government Sponsored Agencies 13.1%
	Principal Amount	Value
Federal Farm Credit Banks:
SOFR + 0.135%, 4.505%(a), 6/3/2025	$82,000,000	$82,000,000
SOFR + 0.14%, 4.51%(a), 8/26/2026	86,500,000	86,500,000
SOFR + 0.145%, 4.515%(a), 7/25/2025	151,500,000	151,500,000
Federal Farm Credit Banks Funding Corp.:
FEDL01 + 0.135%, 4.465%(a), 5/22/2025	30,000,000	30,000,000
SOFR + 0.135%, 4.505%(a), 12/18/2026	59,000,000	59,000,000
Federal Farm Credit Discount Notes:
4.907%(b), 5/16/2025	890,000	873,847
5.049%(b), 1/7/2025	65,000,000	64,946,050
Federal Home Loan Bank Discount Notes:
4.157%(b), 1/2/2025	43,378,000	43,373,060
4.274%(b), 3/31/2025	300,000,000	296,873,875
4.329%(b), 4/23/2025	120,296,000	118,697,934
4.41%(b), 3/7/2025	26,850,000	26,639,116
4.593%(b), 1/10/2025	55,840,000	55,776,761
4.613%(b), 1/10/2025	262,000,000	261,701,975
4.846%(b), 1/23/2025	500,000	498,539
Federal Home Loan Banks:
SOFR + 0.0%, 4.37%(a), 1/30/2025	50,000,000	50,000,000
SOFR + 0.125%, 4.495%(a), 2/24/2025	119,000,000	119,000,000
SOFR + 0.17%, 4.54%(a), 8/20/2026	116,850,000	116,850,000
SOFR + 0.185%, 4.555%(a), 11/4/2026	555,000,000	555,000,000
SOFR + 0.19%, 4.56%(a), 10/29/2026	175,000,000	175,000,000
Federal Home Loan Mortgage Corp.:
SOFR + 0.1%, 4.47%(a), 2/9/2026	262,750,000	262,750,000
SOFR + 0.11%, 4.48%(a), 5/7/2026	26,500,000	26,500,000
SOFR + 0.14%, 4.51%(a), 9/4/2026	55,000,000	55,000,000
Federal Home Loan Mortgage Corp. Discount Notes, 4.583%(b), 1/15/2025	73,272,000	73,143,204
Federal National Mortgage Association:
SOFR + 0.1%, 4.47%(a), 6/18/2026	130,500,000	130,500,000
SOFR + 0.12%, 4.49%(a), 7/29/2026	60,000,000	60,000,000
SOFR + 0.135%, 4.505%(a), 8/21/2026	213,250,000	213,250,000
SOFR + 0.14%, 4.51%(a), 9/11/2026	367,000,000	367,000,000
SOFR + 0.14%, 4.51%(a), 10/23/2026	73,750,000	73,750,000
U.S. Government Sponsored Agencies, continued
	Principal Amount	Value
SOFR + 0.14%, 4.51%(a), 11/20/2026	$416,500,000	$416,500,000
SOFR + 0.14%, 4.51%(a), 12/11/2026	237,500,000	237,500,000
		4,210,124,361
U.S. Treasury Obligations 36.7%
U.S. Treasury Bills:
4.066%(b), 7/10/2025	150,000,000	146,825,417
4.321%(b), 2/11/2025	500,000,000	497,573,028
4.322%(b), 2/11/2025	162,500,000	161,711,049
4.326%(b), 4/8/2025	439,500,000	434,447,575
4.33%(b), 5/8/2025	750,000,000	738,699,646
4.356%(b), 4/10/2025	650,000,000	642,320,900
4.357%(b), 3/13/2025	439,500,000	435,774,964
4.428%(b), 3/4/2025	750,000,000	744,358,646
4.494%(b), 2/6/2025	750,000,000	746,604,300
4.502%(b), 2/11/2025	465,000,000	462,648,650
4.583%(b), 3/6/2025	450,000,000	446,362,133
4.589%(b), 1/9/2025	907,000,000	906,037,222
4.591%(b), 1/16/2025	645,000,000	643,783,100
4.776%(b), 2/20/2025	717,250,000	712,557,492
4.831%(b), 2/20/2025	50,000,000	49,669,097
4.835%(b), 3/20/2025	100,000,000	98,968,770
4.836%(b), 2/20/2025	50,000,000	49,668,785
4.951%(b), 4/17/2025	100,000,000	98,562,228
5.014%(b), 2/20/2025	100,000,000	99,313,125
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.125%, 4.401%(a), 7/31/2025	804,500,000	804,284,145
3-month U.S. Treasury Bill Money Market Yield + 0.169%, 4.445%(a), 4/30/2025	825,000,000	824,984,653
3-month U.S. Treasury Bill Money Market Yield + 0.17%, 4.446%(a), 10/31/2025	960,000,000	959,756,058
3-month U.S. Treasury Bill Money Market Yield + 0.2%, 4.476%(a), 1/31/2025	1,137,250,000	1,137,351,924
		11,842,262,907
Total Government & Agency Obligations (Cost $16,052,387,268)		16,052,387,268
Repurchase Agreements 50.1%
BNP Paribas:
4.45%, dated 12/31/2024, to be repurchased at $900,222,500 on 1/2/2025(c)	900,000,000	900,000,000
4.46%, dated 12/31/2024, to be repurchased at $468,215,985 on 1/2/2025(d)	468,100,000	468,100,000
Citigroup Global Markets, Inc., 4.44%, dated 12/31/2024, to be repurchased at $279,068,820 on 1/2/2025(e)	279,000,000	279,000,000
Federal Reserve Bank of New York, 4.25%, dated 12/31/2024, to be repurchased at $350,082,639 on 1/2/2025(f)	350,000,000	350,000,000

The accompanying notes are an integral part of the financial statements.

as of December 31, 2024 :: Investment Portfolio :: Government Cash Management Portfolio :: 17

Repurchase Agreements, continued
	Principal Amount	Value
Fixed Income Clearing Corp.:
4.0%, dated 12/31/2024, to be repurchased at $150,033,333 on 1/2/2025(g)	$150,000,000	$150,000,000
4.1%, dated 12/31/2024, to be repurchased at $200,045,556 on 1/2/2025(h)	200,000,000	200,000,000
4.46%, dated 12/31/2024, to be repurchased at $8,702,155,667 on 1/2/2025(i)	8,700,000,000	8,700,000,000
Goldman Sachs & Co.:
3.0%, dated 12/31/2024, to be repurchased at $677,912,967 on 1/2/2025(j)	677,800,000	677,800,000
4.45%, dated 12/31/2024, to be repurchased at $1,000,247,222 on 1/2/2025(k)	1,000,000,000	1,000,000,000
4.46%, dated 12/31/2024, to be repurchased at $1,000,247,778 on 1/2/2025(l)	1,000,000,000	1,000,000,000
HSBC Securities, Inc., 4.45%, dated 12/31/2024, to be repurchased at $175,143,289 on 1/2/2025(m)	175,100,000	175,100,000
JPMorgan Securities, Inc.:
4.45%, dated 12/31/2024, to be repurchased at $143,935,575 on 1/2/2025(n)	143,900,000	143,900,000
4.46%, dated 12/31/2024, to be repurchased at $100,024,778 on 1/2/2025(o)	100,000,000	100,000,000
Merrill Lynch & Co., Inc.:
4.45%, dated 12/31/2024, to be repurchased at $200,049,444 on 1/2/2025(p)	200,000,000	200,000,000
Repurchase Agreements, continued
	Principal Amount	Value
4.46%, dated 12/31/2024, to be repurchased at $250,061,944 on 1/2/2025(q)	$250,000,000	$250,000,000
Royal Bank of Canada:
4.1%, dated 12/31/2024, to be repurchased at $100,022,778 on 1/2/2025(r)	100,000,000	100,000,000
4.45%, dated 12/31/2024, to be repurchased at $636,257,258 on 1/2/2025(s)	636,100,000	636,100,000
4.46%, dated 12/31/2024, to be repurchased at $588,245,718 on 1/2/2025(t)	588,100,000	588,100,000
Wells Fargo Bank:
4.45%, dated 12/31/2024, to be repurchased at $167,141,311 on 1/2/2025(u)	167,100,000	167,100,000
4.46%, dated 12/31/2024, to be repurchased at $82,320,392 on 1/2/2025(v)	82,300,000	82,300,000
Total Repurchase Agreements (Cost $16,167,500,000)		16,167,500,000
	% of Net Assets	Value
Total Investment Portfolio (Cost $32,219,887,268)	99.9	32,219,887,268
Other Assets and Liabilities, Net	0.1	46,608,635
Net Assets	100.0	$32,266,495,903

(a)  Floating rate security. These securities are shown at their current rate as of December 31, 2024.

(b)  Annualized yield at time of purchase; not a coupon rate.

(c)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
58,500	U.S. Treasury Bills	Zero Coupon	1/2/2025–1/7/2025	58,486
264	U.S. Treasury Strips	Zero Coupon	11/15/2036–5/15/2043	119
912,506,200	U.S. Treasury Inflation Index Notes	0.625–2.375	1/15/2026–10/15/2029	917,941,411
Total Collateral Value				918,000,016

(d)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,448	U.S. Treasury Strips	Zero Coupon	11/15/2025–8/15/2054	3,145
22,454,336	Federal Home Loan Mortgage Corporation	6.0–6.5	6/1/2054–10/1/2054	22,888,873
453,624,000	U.S. Treasury Inflation Index Notes	0.125–2.375	10/15/2028–7/15/2034	454,610,848
Total Collateral Value				477,502,866

(e)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
300,667,400	U.S. Treasury Notes	2.875	4/30/2029	284,580,074

The accompanying notes are an integral part of the financial statements.

18 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2024

(f)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
393,483,600	U.S. Treasury Notes	1.75	11/15/2029	350,082,657

(g)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
152,391,500	U.S. Treasury Notes	4.375	12/15/2026	153,000,118

(h)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
204,016,000	U.S. Treasury Notes	4.25	12/31/2026	204,000,126

(i)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,998,889,900	U.S. Treasury Bonds	1.625–4.625	2/15/2042–11/15/2052	7,823,330,289
1,031,500,000	U.S. Treasury Inflation Index Bonds	0.25–1.375	2/15/2043–2/15/2050	1,050,669,728
Total Collateral Value				8,874,000,017

(j)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
185,300	U.S. Treasury Bills	Zero Coupon	4/1/2025	183,345
704,604,400	U.S. Treasury Bonds	2.25–3.5	2/15/2039–5/15/2041	506,667,721
188,344,700	U.S. Treasury Notes	0.375–4.625	7/31/2026–2/15/2034	184,451,669
67,942	U.S. Treasury Strips	Zero Coupon	5/15/2028–5/15/2054	43,026
10,400	U.S. Treasury Inflation Index Notes	1.875	7/15/2034	10,240
Total Collateral Value				691,356,001

(k)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
52,581,600	U.S. Treasury Bonds	2.875	5/15/2052	37,130,671
973,000,000	U.S. Treasury Notes	4.25	2/28/2029	982,869,337
Total Collateral Value				1,020,000,008

(l)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,071,853	Government National Mortgage Association	2.5–6.5	1/20/2030–11/20/2054	8,421,607
546,869,800	U.S. Treasury Bonds	3.25–6.125	11/15/2027–5/15/2042	448,134,296
567,442,700	U.S. Treasury Notes	3.0–4.125	10/31/2025–12/31/2030	563,444,099
Total Collateral Value				1,020,000,002

(m)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
114,168,100	U.S. Treasury Bills	Zero Coupon	1/16/2025–8/07/2025	112,980,085
226,485,833	U.S. Treasury Strips	Zero Coupon	11/15/2027–2/15/2054	65,621,916
Total Collateral Value				178,602,001

The accompanying notes are an integral part of the financial statements.

as of December 31, 2024 :: Investment Portfolio :: Government Cash Management Portfolio :: 19

(n)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
119,702,300	U.S. Treasury Inflation Index Notes	0.5	1/15/2028	146,778,111

(o)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
101,967,164	Federal National Mortgage Association	5.5–6.0	10/1/2052–7/1/2054	102,000,001

(p)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
62,878,200	U.S. Treasury Bonds	3.0	2/15/2047	47,451,034
80,736,200	U.S. Treasury Notes	1.625–4.875	11/30/2025–8/31/2026	80,634,352
73,987,200	U.S. Treasury Inflation Index Notes	2.125	4/15/2029	75,914,651
Total Collateral Value				204,000,037

(q)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
1,013,395,512	Federal Home Loan Mortgage Corporation	0.0–4.0	5/25/2026–3/25/2061	186,853,060
427,093,463	Federal National Mortgage Association	2.5–4.0	6/25/2033–10/25/2051	68,146,940
Total Collateral Value				255,000,000

(r)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
103,344,000	U.S. Treasury Bills	Zero Coupon	4/22/2025	102,023,264

(s)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
146,120,400	U.S. Treasury Bonds	1.375–3.0	2/15/2045–5/15/2052	102,380,430
394,909,500	U.S. Treasury Notes	0.625–4.625	4/15/2026–11/15/2034	388,723,976
106,358,639	U.S. Treasury Strips	Zero Coupon	2/15/2027–8/15/2049	84,427,542
6,535,700	U.S. Treasury Inflation Index Bonds	0.125–2.125	2/15/2051–2/15/2054	5,600,403
60,595,900	U.S. Treasury Inflation Index Notes	0.125–1.625	7/15/2027–1/15/2030	67,850,104
Total Collateral Value				648,982,455

(t)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
43,587,147	Federal Home Loan Mortgage Corporation	2.5–7.0	12/1/2046–8/1/2054	39,896,334
38,731,371	Federal National Mortgage Association	0.75–6.5	10/8/2027–11/1/2053	32,541,878
509,547,195	Government National Mortgage Association	2.0–6.5	3/20/2046–5/20/2053	464,810,890
800	U.S. Treasury Bills	Zero Coupon	3/27/2025–4/17/2025	792
24,329,600	U.S. Treasury Bonds	2.25–4.625	5/15/2038–8/15/2053	23,716,266
41,261,600	U.S. Treasury Notes	0.375–5.0	9/30/2025–10/31/2030	38,050,284
783,700	U.S. Treasury Inflation Index Notes	0.125–0.375	7/15/2026–1/15/2027	994,188
Total Collateral Value				600,010,632

The accompanying notes are an integral part of the financial statements.

20 :: Government Cash Management Portfolio :: Investment Portfolio :: as of December 31, 2024

(u)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
202,488,062	U.S. Treasury Bonds	1.125–6.875	8/15/2025–5/15/2054	161,802,643
30,308	U.S. Treasury Notes	4.5	4/15/2027	30,745
7,797,032	U.S. Treasury Inflation Index Notes	0.125–2.125	1/15/2029–7/15/2034	8,608,625
Total Collateral Value				170,442,013

(v)  Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
86,295,472	Federal Home Loan Mortgage Corporation	1.5–7.5	5/1/2028–1/1/2055	83,680,614
252,893	Government National Mortgage Association	6.5	7/20/2054	265,386
Total Collateral Value				83,946,000

FEDL01: U.S. Federal Funds Effective Rate

SOFR: Secured Overnight Financing Rate

STRIPS:  Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2024 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(a)	$—	$16,052,387,268	$—	$16,052,387,268
Repurchase Agreements	$—	$16,167,500,000	$—	$16,167,500,000
Total	$—	$32,219,887,268	$—	$32,219,887,268

(a)  See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Financial Statements :: Government Cash Management Portfolio :: 21

Statement of Assets and Liabilities
as of December 31, 2024

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$16,052,387,268
Repurchase agreements, valued at amortized cost	16,167,500,000
Interest receivable	49,654,292
Other assets	890,088
TOTAL ASSETS	32,270,431,648
LIABILITIES:
Cash overdraft	115,330
Accrued investment advisory fee	2,468,367
Accrued Trustees' fees	99,333
Other accrued expenses and payables	1,252,715
TOTAL LIABILITIES	3,935,745
NET ASSETS, AT VALUE	$32,266,495,903

Statement of Operations
For the Year Ended December 31, 2024

INVESTMENT INCOME:
Income:
Interest	$1,918,090,002
EXPENSES:
Management fee	34,685,171
Administration fee	11,074,224
Custodian fee	309,219
Professional fees	299,750
Reports to shareholders	35,930
Trustees' fees and expenses	1,122,952
Other	1,154,865
Total expenses before expense reductions	48,682,111
Expense reductions	(8,434,068)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	40,248,043
NET INVESTMENT INCOME	1,877,841,959
Net realized gain (loss) from investments	3,407,006
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,881,248,965

The accompanying notes are an integral part of the financial statements.

22 :: Government Cash Management Portfolio :: Financial Statements

Statements of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,877,841,959	$1,619,557,206
Net realized gain (loss)	3,407,006	898,237
Net increase (decrease) in net assets resulting from operations	1,881,248,965	1,620,455,443
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	170,734,349,355	127,807,464,846
Value of capital withdrawn	(178,319,181,573)	(123,671,980,625)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(7,584,832,218)	4,135,484,221
INCREASE (DECREASE) IN NET ASSETS	(5,703,583,253)	5,755,939,664
Net assets at beginning of period	37,970,079,156	32,214,139,492
Net assets at end of period	$32,266,495,903	$37,970,079,156

The accompanying notes are an integral part of the financial statements.

Financial Highlights :: Government Cash Management Portfolio :: 23

	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021		Year Ended December 31, 2020
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	32,266		37,970		32,214		33,649		26,122
Ratio of expenses before expense reductions (%)	.13		.13		.14		.13		.13
Ratio of expenses after expense reductions (%)	.11	(a)	.09		.06		.03		.07
Ratio of net investment income (%)	5.09		5.00		1.67		.03		.36
Total Return (%)(b)	5.23	(c)	5.08	(c)	1.62	(c)	.03	(c)	.41	(c),(d)

(a)  The ratio of expenses would have been .02% higher had the Advisor not voluntarily waived or reimbursed certain operating expenses.

(b)  Total return would have been lower had certain expenses not been reduced.

(c)  Total return for the Portfolio was derived from the performance of DWS Government Money Market Series.

(d)  Total return for the Portfolio was derived from the performance of DWS Government Cash Reserves Fund Institutional.

The accompanying notes are an integral part of the financial statements.

24 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2024

A. Organization and Significant Accounting Policies

Government Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund; A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds and unaffiliated feeder funds, with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2024, DWS Government Money Market Series owned approximately 99.4% of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") which require the use of management estimates. Actual results could differ from those estimates. The Portfolio qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Operating Segment

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Operating Officer, acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

December 31, 2024 :: Notes to Financial Statements :: Government Cash Management Portfolio :: 25

As of December 31, 2024, the Portfolio held repurchase agreements with a gross value of $16,167,500,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Tax Information

The Portfolio is considered a Partnership under the Internal Revenue Code of 1986, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

At December 31, 2024, Government Cash Management Portfolio had an aggregate cost of investments for federal income tax purposes of $32,219,887,268.

The Portfolio files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended December 31, 2024, remains subject to examination by taxing authorities.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with DWS Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA ("DWS Group"), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement with the Advisor, the Portfolio pays a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio's average daily net assets	.1200%
Next $4.5 billion of such net assets	.1025%
Over $7.5 billion of such net assets	.0900%

Accordingly, for the year ended December 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.094% of the Portfolio's average daily net assets.

The Advisor agreed to voluntarily waive additional expenses. This voluntary waiver may be changed or terminated at any time without notice. Under these arrangements, the Advisor waived certain expenses of the Portfolio.

For the year ended December 31, 2024, fees waived and/or expenses reimbursed are $8,434,068.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio paid the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2024, the Administration Fee was $11,074,224, of which $996,530 is unpaid.

Other Service Fees

Under an agreement with the Portfolio, DIMA is compensated for providing regulatory filing services to the Portfolio. For the year ended December 31, 2024, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $945, of which $310 is unpaid.

Trustees' Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $345 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption

26 :: Government Cash Management Portfolio :: Notes to Financial Statements :: December 31, 2024

requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at December 31, 2024.

D. Money Market Fund Investments and Yield

Rising interest rates could cause the value of the Portfolio's investments — and therefore its share price as well — to decline. A rising interest rate environment may cause investors to move out of fixed-income securities and related markets on a large scale, which could adversely affect the price and liquidity of such securities and could also result in increased redemptions from the Portfolio. Increased redemptions from the Portfolio may force the Portfolio to sell investments at a time when it is not advantageous to do so, which could result in losses. A sharp rise in interest rates could cause the value of the Fund's investments to decline and impair the Fund's ability to maintain a stable $1.00 share price.

Conversely, any decline in interest rates is likely to cause the Portfolio's yield to decline, and during periods of unusually low or negative interest rates, the Portfolio's yield may approach or fall below zero. A low or negative interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of current income and, at times, could impair the Portfolio's ability to maintain a stable $1.00 share price. Over time, the total return of a money market fund may not keep pace with inflation, which could result in a net loss of purchasing power for long-term investors. Interest rates can change in response to the supply and demand for credit, government and/or central bank monetary policy and action, inflation rates, and other factors. Recent and potential future changes in monetary policy made by central banks or governments are likely to affect the level of interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and potential illiquidity and may detract from Portfolio performance to the extent the Portfolio is exposed to such interest rates and/or volatility. Money market funds try to minimize interest rate risk by purchasing short-term securities. If there is an insufficient supply of U.S. government securities to meet investor demand, it could result in lower yields on such securities and increase interest rate risk for the Portfolio.

Report of Independent Registered Public Accounting Firm :: Government Cash Management Portfolio :: 27

To the Board of Trustees and Holders of Beneficial Interest in Government Cash Management Portfolio:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Government Cash Management Portfolio (the "Portfolio"), including the investment portfolio, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and in accordance with the relevant ethical requirements relating to our audit.

We conducted our audits in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of the Portfolio's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.

Boston, Massachusetts
February 24, 2025

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637 or 614-470-8122
Institutions and Financial Professionals Only: 888-776-5717 Or: 240-497-6552
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

The ProFund discloses on the Adviser's website that it invests substantially all of its assets in the Portfolio and includes a link to the latest available listing of holdings in the Portfolio. In addition, the ProFund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The ProFund's Form N-MFP filings will be available on the SEC's website, and the Adviser's website will contain a link to such filings.

PRO1224

Annual Financial
Statements and
Other Information

DECEMBER 31, 2024

ProFunds VP

Access VP High Yield

Asia 30

Banks

Bear

Biotechnology

Bull

Communication Services

Consumer Discretionary

Consumer Staples

Dow 30

Emerging Markets

Energy

Europe 30

Falling U.S. Dollar

Financials

Government Money Market

Health Care

Industrials

International

Internet

Japan

Large-Cap Growth

Large-Cap Value

Materials

Mid-Cap

Mid-Cap Growth

Mid-Cap Value

Nasdaq-100

Pharmaceuticals

Precious Metals

Real Estate

Rising Rates Opportunity

Semiconductor

Short Dow 30

Short Emerging Markets

Short International

Short Mid-Cap

Short Nasdaq-100

Short Small-Cap

Small-Cap

Small-Cap Growth

Small-Cap Value

Technology

UltraBull

UltraMid-Cap

UltraNasdaq-100

UltraShort Dow 30

UltraShort Nasdaq-100

UltraSmall-Cap

U.S. Government Plus

Utilities

Schedules of Portfolio Investments
2	ProFund Access VP High Yield
3	ProFund VP Asia 30
4	ProFund VP Banks
6	ProFund VP Bear
7	ProFund VP Biotechnology
10	ProFund VP Bull
18	ProFund VP Communication Services
19	ProFund VP Consumer Discretionary
21	ProFund VP Consumer Staples
23	ProFund VP Dow 30
24	ProFund VP Emerging Markets
26	ProFund VP Energy
27	ProFund VP Europe 30
28	ProFund VP Falling U.S. Dollar
29	ProFund VP Financials
31	ProFund VP Government Money Market
32	ProFund VP Health Care
34	ProFund VP Industrials
36	ProFund VP International
37	ProFund VP Internet
39	ProFund VP Japan
40	ProFund VP Large-Cap Growth
44	ProFund VP Large-Cap Value
50	ProFund VP Materials
51	ProFund VP Mid-Cap
52	ProFund VP Mid-Cap Growth
56	ProFund VP Mid-Cap Value
61	ProFund VP Nasdaq-100
64	ProFund VP Pharmaceuticals
66	ProFund VP Precious Metals
67	ProFund VP Real Estate
68	ProFund VP Rising Rates Opportunity
69	ProFund VP Semiconductor
71	ProFund VP Short Dow 30
72	ProFund VP Short Emerging Markets
73	ProFund VP Short International
74	ProFund VP Short Mid-Cap
75	ProFund VP Short Nasdaq-100
76	ProFund VP Short Small-Cap
77	ProFund VP Small-Cap
102	ProFund VP Small-Cap Growth
108	ProFund VP Small-Cap Value
115	ProFund VP Technology
117	ProFund VP UltraBull
125	ProFund VP UltraMid-Cap
132	ProFund VP UltraNasdaq-100
135	ProFund VP UltraShort Dow 30
136	ProFund VP UltraShort Nasdaq-100
137	ProFund VP UltraSmall-Cap
161	ProFund VP U.S. Government Plus
162	ProFund VP Utilities
163	Statements of Assets and Liabilities
175	Statements of Operations
187	Statements of Changes in Net Assets
209	Financial Highlights
237	Notes to Financial Statements
270	Report of Independent Registered Public Accounting Firm
271	Additional Tax Information (unaudited)
272	Form N-CSR – Items 8-11 (unaudited)

Schedules of Portfolio Investments

2 :: ProFund Access VP High Yield :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $14,700,480	$14,697,000	$14,697,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,697,000)		14,697,000
TOTAL INVESTMENT SECURITIES (Cost $14,697,000)—101.3%		14,697,000
Net other assets (liabilities)—(1.3)%		(186,259)
NET ASSETS—100.0%		$14,510,741

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	Goldman Sachs International	1/23/25	3.33%	$2,881,088	$8,551
iShares iBoxx $ High Yield Corporate Bond ETF	UBS AG	1/23/25	5.13%	11,744,836	28,657
				$14,625,924	$37,208

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Asia 30 :: 3

Common Stocks (100.1%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	11,025	$934,809
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	45,450	457,682
Baidu, Inc.*ADR (Interactive Media & Services)	5,689	479,640
BHP Group, Ltd.ADR (Metals & Mining)	17,359	847,640
Bilibili, Inc.*ADR (Entertainment)	21,581	390,832
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	20,467	397,878
DiDi Global, Inc.*ADR (Ground Transportation)	101,984	466,067
Full Truck Alliance Co., Ltd.ADR (Ground Transportation)	38,764	419,426
Futu Holdings, Ltd.*ADR (Capital Markets)	5,043	403,390
HDFC Bank, Ltd.ADR (Banks)	15,541	992,448
ICICI Bank, Ltd.ADR (Banks)	25,921	774,001
Infosys, Ltd.ADR(a) (IT Services)	32,665	716,017
iQIYI, Inc.*ADR (Entertainment)	187,196	376,264
JD.com, Inc.ADR (Broadline Retail)	16,773	581,520
JinkoSolar Holding Co., LtdADR (Semiconductors & Semiconductor Equipment)	15,424	384,058
Kanzhun, Ltd.ADR (Interactive Media & Services)	29,909	412,744
KE Holdings, Inc.ADR (Real Estate Management & Development)	25,511	469,913
Li Auto, Inc.*ADR (Automobiles)	19,294	462,863
NetEase, Inc.ADR (Entertainment)	6,627	591,194
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	6,686	429,107
NIO, Inc.*ADR(a) (Automobiles)	90,548	394,789
Qifu Technology, Inc.ADR (Consumer Finance)	10,791	414,159
Sea, Ltd.*ADR (Entertainment)	5,689	603,603
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	6,275	1,239,249
Tencent Music Entertainment GroupADR (Entertainment)	38,999	442,639
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,741	531,497
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	67,383	437,316
Up Fintech Holding, Ltd.*ADR (Capital Markets)	54,423	351,573
XPeng, Inc.*ADR (Automobiles)	32,665	386,100
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	22,578	441,400
TOTAL COMMON STOCKS (Cost $10,565,796)		16,229,818
Collateral for Securities Loaned(b) (8.0%)
	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(c)	1,299,415	$1,299,415
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,299,415)		1,299,415
TOTAL INVESTMENT SECURITIES (Cost $11,865,211)—108.1%		17,529,233
Net other assets (liabilities)—(8.1)%		(1,309,091)
NET ASSETS—100.0%		$16,220,142

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $1,253,521.

(b)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

ADR  American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Air Freight & Logistics	$441,400	2.7%
Automobiles	1,243,753	7.7%
Banks	1,766,449	10.9%
Broadline Retail	1,516,330	9.4%
Capital Markets	754,962	4.7%
Consumer Finance	414,159	2.5%
Diversified Consumer Services	429,107	2.6%
Entertainment	2,404,532	14.8%
Ground Transportation	885,493	5.5%
Hotels, Restaurants & Leisure	531,497	3.3%
Interactive Media & Services	892,384	5.5%
IT Services	716,017	4.4%
Metals & Mining	847,640	5.2%
Real Estate Management & Development	469,912	2.9%
Semiconductors & Semiconductor Equipment	2,916,183	18.0%
Other**	(9,676)	(0.1)%
Total	$16,220,142	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as or December 31, 2024:

	Value	% of Net Assets
Australia	$847,640	5.2%
China	9,758,473	60.3%
Hong Kong	403,389	2.5%
India	2,482,466	15.3%
Singapore	603,603	3.7%
Taiwan	2,134,247	13.1%
Other**	(9,676)	(0.1)%
Total	$16,220,142	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

4 :: ProFund VP Banks :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (98.1%)

	Shares	Value
Ameris Bancorp (Banks)	836	$52,309
Apollo Global Management, Inc. (Financial Services)	317	52,356
Associated Banc-Corp. (Banks)	2,151	51,409
Atlantic Union Bankshares Corp. (Banks)	1,355	51,327
Axos Financial, Inc.* (Banks)	706	49,314
Banc of California, Inc. (Banks)	3,326	51,420
Bank of America Corp. (Banks)	1,226	53,883
Bank of Hawaii Corp. (Banks)	750	53,430
Bank OZK (Banks)	1,189	52,946
BankUnited, Inc. (Banks)	1,370	52,293
Banner Corp. (Banks)	643	42,933
BOK Financial Corp. (Banks)	438	46,625
Cadence Bank (Banks)	1,515	52,192
Cathay General Bancorp (Banks)	886	42,182
Citigroup, Inc. (Banks)	786	55,326
Citizens Financial Group, Inc. (Banks)	1,222	53,475
Columbia Banking System, Inc. (Banks)	1,883	50,860
Comerica, Inc. (Banks)	847	52,387
Commerce Bancshares, Inc. (Banks)	827	51,533
Community Financial System, Inc. (Banks)	744	45,890
Corebridge Financial, Inc (Financial Services)	1,859	55,640
Cullen/Frost Bankers, Inc. (Banks)	409	54,908
CVB Financial Corp. (Banks)	2,161	46,267
East West Bancorp, Inc. (Banks)	537	51,423
Eastern Bankshares, Inc. (Banks)	2,778	47,921
Equitable Holdings, Inc. (Financial Services)	1,198	56,510
Essent Group, Ltd. (Financial Services)	1,018	55,420
F.N.B. Corp. (Banks)	3,468	51,257
Fifth Third Bancorp (Banks)	1,233	52,131
First Bancorp (Banks)	2,805	52,145
First Citizens BancShares, Inc.—Class A (Banks)	27	57,051
First Financial Bancorp (Banks)	1,259	33,842
First Financial Bankshares, Inc. (Banks)	1,372	49,461
First Hawaiian, Inc. (Banks)	1,732	44,945
First Horizon Corp. (Banks)	2,743	55,234
First Interstate BancSystem, Inc.—Class A (Banks)	1,641	53,283
First Merchants Corp. (Banks)	743	29,638
Fulton Financial Corp. (Banks)	2,671	51,497
Glacier Bancorp, Inc. (Banks)	1,007	50,572
Hancock Whitney Corp. (Banks)	969	53,024
Hilltop Holdings, Inc.* (Banks)	1,063	30,434
Home BancShares, Inc. (Banks)	1,845	52,214
Huntington Bancshares, Inc. (Banks)	3,248	52,845
Independent Bank Corp. (Banks)	792	50,838
Independent Bank Group, Inc. (Banks)	500	30,335
International Bancshares Corp. (Banks)	572	36,128
Jackson Financial, Inc.—Class A (Financial Services)	624	54,338
JPMorgan Chase & Co. (Banks)	232	55,612
KeyCorp (Banks)	3,085	52,877
Lakeland Financial Corp. (Banks)	333	22,897
M&T Bank Corp. (Banks)	280	52,643
MGIC Investment Corp. (Financial Services)	2,278	54,011
Mr. Cooper Group, Inc.* (Financial Services)	589	56,549
New York Community Bancorp, Inc. (Banks)	5,006	46,706
NMI Holdings, Inc.* (Financial Services)	1,467	53,927
Northern Trust Corp. (Capital Markets)	537	55,043
OFG Bancorp (Banks)	854	36,141

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	2,447	$53,112
Pacific Premier Bancorp, Inc. (Banks)	1,799	44,831
Pathward Financial, Inc. (Banks)	546	40,175
PennyMac Financial Services, Inc. (Financial Services)	534	54,543
Pinnacle Financial Partners, Inc. (Banks)	468	53,535
PNC Financial Services Group, Inc. (Banks)	278	53,612
Popular, Inc. (Banks)	583	54,837
Prosperity Bancshares, Inc. (Banks)	690	51,992
Provident Financial Services, Inc. (Banks)	2,075	39,155
Radian Group, Inc. (Financial Services)	1,669	52,941
Regions Financial Corp. (Banks)	2,225	52,332
Renasant Corp. (Banks)	1,418	50,694
Rocket Cos, Inc.* (Financial Services)	4,423	49,803
Seacoast Banking Corp. of Florida (Banks)	1,183	32,568
ServisFirst Bancshares, Inc. (Banks)	595	50,420
Simmons First National Corp.—Class A (Banks)	1,811	40,168
SouthState Corp. (Banks)	514	51,133
Synovus Financial Corp. (Banks)	1,008	51,640
Texas Capital Bancshares, Inc.* (Banks)	652	50,986
The Bancorp, Inc.* (Banks)	1,011	53,209
The Bank of New York Mellon Corp. (Capital Markets)	710	54,549
Triumph Financial, Inc.* (Banks)	379	34,444
Truist Financial Corp. (Banks)	1,238	53,704
Trustmark Corp. (Banks)	857	30,312
U.S. Bancorp (Banks)	1,102	52,709
UMB Financial Corp. (Banks)	452	51,013
United Bankshares, Inc. (Banks)	1,362	51,143
United Community Banks, Inc. (Banks)	1,663	53,732
Valley National Bancorp (Banks)	5,444	49,323
Voya Financial, Inc. (Financial Services)	793	54,582
Walker & Dunlop, Inc. (Financial Services)	527	51,230
Washington Federal, Inc. (Banks)	1,574	50,746
Webster Financial Corp. (Banks)	947	52,293
Wells Fargo & Co. (Banks)	790	55,489
WesBanco, Inc. (Banks)	1,061	34,525
Western Alliance Bancorp (Banks)	622	51,962
Wintrust Financial Corp. (Banks)	421	52,503
WSFS Financial Corp. (Banks)	802	42,610
Zions Bancorp N.A. (Banks)	961	52,134
TOTAL COMMON STOCKS (Cost $2,836,053)		4,720,486

Repurchase Agreements(a) (2.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $96,023	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS (Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES (Cost $2,932,053)—100.1%		4,816,486
Net other assets (liabilities)—(0.1)%		(3,140)
NET ASSETS—100.0%		$4,813,346

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Banks :: 5

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	1/23/25	5.08%	$127,549	$(398)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Banks	$3,909,045	81.2%
Capital Markets	109,592	2.3%
Financial Services	701,849	14.6%
Other**	92,860	1.9%
Total	$4,813,346	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

6 :: ProFund VP Bear :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (98.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $1,451,344	$1,451,000	$1,451,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,451,000)		1,451,000
TOTAL INVESTMENT SECURITIES (Cost $1,451,000)—98.2%		1,451,000
Net other assets (liabilities)—1.8%		27,127
NET ASSETS—100.0%		$1,478,127

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $220,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	1	3/24/25	$(296,788)	$11,223

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/25	(4.83)%	$(458,767)	$5,772
S&P 500	UBS AG	1/27/25	(4.73)%	(712,265)	11,114
				$(1,171,032)	$16,886

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 7

Common Stocks (99.3%)

	Shares	Value
89bio, Inc.* (Biotechnology)	5,699	$44,566
AbbVie, Inc. (Biotechnology)	4,945	878,727
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	9,650	177,078
ADMA Biologics, Inc.* (Biotechnology)	32,961	565,281
Agios Pharmaceuticals, Inc.* (Biotechnology)	4,517	148,429
Akebia Therapeutics, Inc.* (Biotechnology)	11,545	21,936
Akero Therapeutics, Inc. (Biotechnology)	4,664	129,752
Alkermes PLC* (Biotechnology)	13,463	387,196
Allogene Therapeutics, Inc.* (Biotechnology)	23,602	50,272
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	3,393	798,407
Altimmune, Inc.*(a) (Biotechnology)	10,133	73,059
Amgen, Inc. (Biotechnology)	3,153	821,798
Amicus Therapeutics, Inc.* (Biotechnology)	21,415	201,729
AnaptysBio, Inc.* (Biotechnology)	4,553	60,282
Anavex Life Sciences Corp.*(a) (Biotechnology)	4,792	51,466
Annexon, Inc.* (Biotechnology)	14,026	71,953
Apellis Pharmaceuticals, Inc.* (Biotechnology)	15,511	494,956
Apogee Therapeutics, Inc.* (Biotechnology)	3,704	167,791
Arbutus Biopharma Corp.* (Biotechnology)	9,428	30,830
Arcellx, Inc.* (Biotechnology)	4,563	349,936
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	3,699	62,772
Arcus Biosciences, Inc.* (Biotechnology)	4,990	74,301
Arcutis Biotherapeutics, Inc.* (Biotechnology)	13,511	188,208
Ardelyx, Inc.* (Biotechnology)	34,348	174,144
ArriVent Biopharma, Inc.* (Biotechnology)	1,753	46,700
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	8,706	163,673
ARS Pharmaceuticals, Inc.* (Biotechnology)	9,016	95,119
Astria Therapeutics, Inc. (Biotechnology)	2,413	21,572
Avid Bioservices, Inc.* (Biotechnology)	6,744	83,288
Avidity Biosciences, Inc.* (Biotechnology)	11,368	330,581
Beam Therapeutics, Inc.* (Biotechnology)	7,136	176,973
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	15,084	113,432
Biogen, Inc.* (Biotechnology)	5,476	837,390
Biohaven, Ltd.* (Biotechnology)	8,688	324,497
BioMarin Pharmaceutical, Inc.* (Biotechnology)	13,071	859,157
Blueprint Medicines Corp.* (Biotechnology)	5,710	498,026
Bridgebio Pharma, Inc.* (Biotechnology)	16,074	441,071
Capricor Therapeutics, Inc.*(a) (Biotechnology)	8,114	111,973
CareDx, Inc.* (Biotechnology)	7,695	164,750
Cargo Therapeutics, Inc.* (Biotechnology)	2,107	30,383
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	7,521	156,963
Celcuity, Inc.* (Biotechnology)	1,983	25,957
Celldex Therapeutics, Inc.* (Biotechnology)	9,793	247,469
CG Oncology, Inc.* (Biotechnology)	5,057	145,035
Cogent Biosciences, Inc.* (Biotechnology)	10,333	80,597
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	5,219	266,847
CRISPR Therapeutics AG* (Biotechnology)	10,651	419,223
Common Stocks, continued

	Shares	Value
Cullinan Therapeutics, Inc.* (Biotechnology)	5,759	$70,145
Cytokinetics, Inc.* (Biotechnology)	10,615	499,330
Day One Biopharmaceuticals, Inc.* (Biotechnology)	10,240	129,741
Denali Therapeutics, Inc.* (Biotechnology)	9,077	184,989
Dianthus Therapeutics, Inc.* (Biotechnology)	1,828	39,850
Disc Medicine, Inc.* (Biotechnology)	1,782	112,979
Dynavax Technologies Corp.* (Biotechnology)	16,005	204,384
Dyne Therapeutics, Inc.* (Biotechnology)	10,758	253,458
Emergent BioSolutions, Inc.* (Biotechnology)	9,296	88,870
Erasca, Inc.* (Biotechnology)	13,473	33,817
Exact Sciences Corp.* (Biotechnology)	13,653	767,162
Exelixis, Inc.* (Biotechnology)	13,607	453,113
Geron Corp.* (Biotechnology)	77,313	273,688
Gilead Sciences, Inc. (Biotechnology)	9,334	862,182
GRAIL, Inc.* (Biotechnology)	3,591	64,099
Halozyme Therapeutics, Inc.* (Biotechnology)	13,906	664,846
Humacyte, Inc.* (Biotechnology)	14,841	74,947
Ideaya Biosciences, Inc.* (Biotechnology)	7,595	195,192
ImmunityBio, Inc.*(a) (Biotechnology)	35,323	90,427
Immunome, Inc.* (Biotechnology)	5,227	55,511
Immunovant, Inc.* (Biotechnology)	7,491	185,552
Incyte Corp.* (Biotechnology)	11,896	821,657
Insmed, Inc.* (Biotechnology)	11,621	802,314
Intellia Therapeutics, Inc.* (Biotechnology)	16,393	191,142
Ionis Pharmaceuticals, Inc.* (Biotechnology)	15,245	532,965
Iovance Biotheraputics, Inc.* (Biotechnology)	35,594	263,396
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	15,205	67,358
Janux Therapeutics, Inc.* (Biotechnology)	3,351	179,413
KalVista Pharmaceuticals, Inc.* (Biotechnology)	3,498	29,628
Keros Therapeutics, Inc.* (Biotechnology)	2,941	46,556
Krystal Biotech, Inc.* (Biotechnology)	1,747	273,685
Kura Oncology, Inc.* (Biotechnology)	9,353	81,465
Kymera Therapeutics, Inc.* (Biotechnology)	3,654	147,000
LENZ Therapeutics, Inc.* (Biotechnology)	1,139	32,883
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	2,128	656,637
Mannkind Corp.* (Biotechnology)	20,012	128,677
MiMedx Group, Inc.* (Biotechnology)	3,228	31,053
Mirum Pharmaceuticals, Inc.* (Biotechnology)	2,901	119,956
Moderna, Inc.* (Biotechnology)	20,119	836,548
Monte Rosa Therapeutics, Inc.* (Biotechnology)	1,778	12,339
Myriad Genetics, Inc.* (Biotechnology)	10,671	146,299
Natera, Inc.* (Biotechnology)	5,160	816,828
Neurocrine Biosciences, Inc.* (Biotechnology)	6,725	917,963
Novavax, Inc.* (Biotechnology)	23,010	185,000
Nurix Therapeutics, Inc.* (Biotechnology)	7,463	140,603
Nuvalent, Inc.*—Class A (Biotechnology)	3,808	298,090
Olema Pharmaceuticals, Inc.* (Biotechnology)	5,230	30,491

See accompanying notes to financial statements.

8 :: ProFund VP Biotechnology :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
ORIC Pharmaceuticals, Inc.* (Biotechnology)	3,301	$26,639
Praxis Precision Medicines, Inc.* (Biotechnology)	2,160	166,234
Protagonist Therapeutics, Inc.* (Biotechnology)	6,133	236,734
Prothena Corp. PLC* (Biotechnology)	4,989	69,098
PTC Therapeutics, Inc.* (Biotechnology)	5,012	226,242
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	38,249	258,563
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,116	794,960
REGENXBIO, Inc.* (Biotechnology)	6,026	46,581
Relay Therapeutics, Inc.* (Biotechnology)	16,029	66,039
Replimune Group, Inc.* (Biotechnology)	4,966	60,138
REVOLUTION Medicines, Inc.* (Biotechnology)	11,099	485,470
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	3,237	181,207
Rocket Pharmaceuticals, Inc.* (Biotechnology)	10,038	126,178
Roivant Sciences, Ltd.* (Biotechnology)	45,775	541,518
Sana Biotechnology, Inc.* (Biotechnology)	20,159	32,859
Sangamo Therapeutics, Inc.* (Biotechnology)	22,567	23,018
Sarepta Therapeutics, Inc.* (Biotechnology)	6,877	836,174
Savara, Inc.* (Biotechnology)	9,442	28,987
Scholar Rock Holding Corp.* (Biotechnology)	5,016	216,792
Soleno Therapeutics, Inc.* (Biotechnology)	4,270	191,937
SpringWorks Therapeutics, Inc.* (Biotechnology)	7,898	285,355
Spyre Therapeutics, Inc.* (Biotechnology)	4,929	114,747
Stoke Therapeutics, Inc.* (Biotechnology)	4,319	47,639
Summit Therapeutics, Inc.* (Biotechnology)	20,022	357,293
Syndax Pharmaceuticals, Inc.* (Biotechnology)	11,444	151,290
Taysha Gene Therapies, Inc.* (Biotechnology)	16,202	28,029
TG Therapeutics, Inc.* (Biotechnology)	21,288	640,769
Tourmaline Bio, Inc.* (Biotechnology)	1,917	38,877
Travere Therapeutics, Inc.* (Biotechnology)	11,333	197,421
Twist Bioscience Corp.* (Biotechnology)	5,995	278,588
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	6,507	273,749
United Therapeutics Corp.* (Biotechnology)	2,381	840,112
Vaxcyte, Inc.* (Biotechnology)	9,471	775,296
Vera Therapeutics, Inc.* (Biotechnology)	5,633	238,220
Veracyte, Inc.* (Biotechnology)	5,805	229,878
Vericel Corp.* (Biotechnology)	2,678	147,049

Common Stocks, continued

	Shares	Value
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,842	$741,773
Verve Therapeutics, Inc.* (Biotechnology)	8,762	49,418
Viking Therapeutics, Inc.* (Biotechnology)	17,419	700,941
Vir Biotechnology, Inc.* (Biotechnology)	7,754	56,914
Viridian Therapeutics, Inc.* (Biotechnology)	11,110	212,979
Xencor, Inc.* (Biotechnology)	3,338	76,707
Y-mAbs Therapeutics, Inc.* (Biotechnology)	2,650	20,750
TOTAL COMMON STOCKS (Cost $26,063,128)		35,878,935

Repurchase Agreements(b) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $276,065	$276,000	$276,000
TOTAL REPURCHASE AGREEMENTS (Cost $276,000)		276,000

Collateral for Securities Loaned(c) (1.6%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(d)	574,340	$574,340
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $574,340)		574,340
TOTAL INVESTMENT SECURITIES (Cost $26,913,468)—101.7%		36,729,275
Net other assets (liabilities)—(1.7)%		(596,996)
NET ASSETS—100.0%		$36,132,279

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $549,812.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	1/23/25	5.08%	$266,876	$(5,541)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Biotechnology :: 9

ProFund VP Biotechnology invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Biotechnology	$35,878,935	99.3%
Other**	253,344	0.7%
Total	$36,132,279	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (84.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	545	$70,354
A.O. Smith Corp. (Building Products)	119	8,117
Abbott Laboratories (Health Care Equipment & Supplies)	1,736	196,360
AbbVie, Inc. (Biotechnology)	1,768	314,174
Accenture PLC—Class A (IT Services)	625	219,868
Adobe, Inc.* (Software)	441	196,104
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,624	196,163
Aflac, Inc. (Insurance)	500	51,720
Agilent Technologies, Inc. (Life Sciences Tools & Services)	288	38,690
Air Products & Chemicals, Inc. (Chemicals)	222	64,389
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	433	56,901
Akamai Technologies, Inc.* (IT Services)	150	14,348
Albemarle Corp. (Chemicals)	118	10,157
Alexandria Real Estate Equities, Inc. (Office REITs)	156	15,217
Align Technology, Inc.* (Health Care Equipment & Supplies)	70	14,596
Allegion PLC (Building Products)	87	11,369
Alliant Energy Corp. (Electric Utilities)	257	15,199
Allstate Corp. (Insurance)	265	51,089
Alphabet, Inc.(a)—Class A (Interactive Media & Services)	5,847	1,106,837
Alphabet, Inc.—Class C (Interactive Media & Services)	4,763	907,066
Altria Group, Inc. (Tobacco)	1,696	88,684
Amazon.com, Inc.* (Broadline Retail)	9,365	2,054,588
Amcor PLC (Containers & Packaging)	1,446	13,607
Ameren Corp. (Multi-Utilities)	267	23,800
American Electric Power Co., Inc. (Electric Utilities)	533	49,159
American Express Co. (Consumer Finance)	557	165,312
American International Group, Inc. (Insurance)	624	45,427
American Tower Corp. (Specialized REITs)	468	85,836
American Water Works Co., Inc. (Water Utilities)	195	24,276
Ameriprise Financial, Inc. (Capital Markets)	97	51,646
AMETEK, Inc. (Electrical Equipment)	231	41,640
Amgen, Inc. (Biotechnology)	538	140,224
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,206	83,757
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	497	105,593
ANSYS, Inc.* (Software)	88	29,685
Aon PLC—Class A (Insurance)	216	77,579
APA Corp. (Oil, Gas & Consumable Fuels)	370	8,543
Apollo Global Management, Inc. (Financial Services)	447	73,827
Apple, Inc. (Technology Hardware, Storage & Peripherals)	15,126	3,787,853
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	825	134,170
Aptiv PLC* (Automobile Components)	235	14,213
Arch Capital Group, Ltd.* (Insurance)	375	34,631
Archer-Daniels-Midland Co. (Food Products)	478	24,149
Arista Networks, Inc.* (Communications Equipment)	1,034	114,288

Common Stocks, continued

	Shares	Value
Arthur J. Gallagher & Co. (Insurance)	250	$70,963
Assurant, Inc. (Insurance)	51	10,874
AT&T, Inc. (Diversified Telecommunication Services)	7,180	163,489
Atmos Energy Corp. (Gas Utilities)	155	21,587
Autodesk, Inc.* (Software)	215	63,548
Automatic Data Processing, Inc. (Professional Services)	408	119,433
AutoZone, Inc.* (Specialty Retail)	17	54,434
AvalonBay Communities, Inc. (Residential REITs)	142	31,236
Avery Dennison Corp. (Containers & Packaging)	80	14,970
Axon Enterprise, Inc.* (Aerospace & Defense)	72	42,791
Baker Hughes Co. (Energy Equipment & Services)	990	40,610
Ball Corp. (Containers & Packaging)	299	16,484
Bank of America Corp. (Banks)	6,680	293,586
Baxter International, Inc. (Health Care Equipment & Supplies)	511	14,901
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	289	65,565
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,834	831,316
Best Buy Co., Inc. (Specialty Retail)	196	16,817
Biogen, Inc.* (Biotechnology)	146	22,326
Bio-Techne Corp. (Life Sciences Tools & Services)	159	11,453
BlackRock, Inc. (Capital Markets)	146	149,666
Blackstone, Inc. (Capital Markets)	723	124,660
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	33	163,958
BorgWarner, Inc. (Automobile Components)	219	6,962
Boston Properties, Inc. (Office REITs)	146	10,857
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,475	131,747
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,030	114,817
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,674	1,083,620
Broadridge Financial Solutions, Inc. (Professional Services)	117	26,453
Brown & Brown, Inc. (Insurance)	238	24,281
Brown-Forman Corp.—Class B (Beverages)	182	6,912
Builders FirstSource, Inc.* (Building Products)	115	16,437
Bunge Global SA (Food Products)	140	10,886
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	118	12,192
Cadence Design Systems, Inc.* (Software)	274	82,326
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	213	7,118
Camden Property Trust (Residential REITs)	107	12,416
Campbell Soup Co. (Food Products)	197	8,250
Capital One Financial Corp. (Consumer Finance)	382	68,118
Cardinal Health, Inc. (Health Care Providers & Services)	242	28,621
CarMax, Inc.* (Specialty Retail)	155	12,673
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,039	25,892
Carrier Global Corp. (Building Products)	835	56,997
Caterpillar, Inc. (Machinery)	483	175,212
Cboe Global Markets, Inc. (Capital Markets)	105	20,517
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	301	39,518

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 11

Common Stocks, continued

	Shares	Value
CDW Corp. (Electronic Equipment, Instruments & Components)	133	$23,147
Celanese Corp. (Chemicals)	109	7,544
Cencora, Inc. (Health Care Providers & Services)	175	39,319
Centene Corp.* (Health Care Providers & Services)	505	30,593
CenterPoint Energy, Inc. (Multi-Utilities)	652	20,688
CF Industries Holdings, Inc. (Chemicals)	174	14,846
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	51	9,415
Charter Communications, Inc.*—Class A (Media)	97	33,249
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,672	242,172
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,364	82,249
Chubb, Ltd. (Insurance)	375	103,613
Church & Dwight Co., Inc. (Household Products)	245	25,654
Cincinnati Financial Corp. (Insurance)	156	22,417
Cintas Corp. (Commercial Services & Supplies)	343	62,666
Cisco Systems, Inc. (Communications Equipment)	3,989	236,149
Citigroup, Inc. (Banks)	1,893	133,248
Citizens Financial Group, Inc. (Banks)	441	19,298
CME Group, Inc. (Capital Markets)	361	83,835
CMS Energy Corp. (Multi-Utilities)	299	19,928
Cognizant Technology Solutions Corp.—Class A (IT Services)	496	38,142
Colgate-Palmolive Co. (Household Products)	818	74,364
Comcast Corp.—Class A (Media)	3,820	143,364
Conagra Brands, Inc. (Food Products)	478	13,265
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,294	128,326
Consolidated Edison, Inc. (Multi-Utilities)	347	30,963
Constellation Brands, Inc.—Class A (Beverages)	156	34,476
Constellation Energy Corp. (Electric Utilities)	313	70,021
Copart, Inc.* (Commercial Services & Supplies)	877	50,331
Corning, Inc. (Electronic Equipment, Instruments & Components)	771	36,638
Corpay, Inc.* (Software)	70	23,689
Corteva, Inc. (Chemicals)	688	39,188
CoStar Group, Inc.* (Real Estate Management & Development)	410	29,352
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	443	405,909
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	737	18,823
Crowdstrike Holdings, Inc.*—Class A (Software)	233	79,723
Crown Castle International Corp. (Specialized REITs)	435	39,481
CSX Corp. (Ground Transportation)	1,930	62,281
Cummins, Inc. (Machinery)	137	47,758
CVS Health Corp. (Health Care Providers & Services)	1,259	56,517
D.R. Horton, Inc. (Household Durables)	292	40,827
Danaher Corp. (Life Sciences Tools & Services)	643	147,601
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	118	22,029
DaVita, Inc.* (Health Care Providers & Services)	45	6,730
Dayforce, Inc.* (Professional Services)	158	11,477

Common Stocks, continued

	Shares	Value
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	152	$30,870
Deere & Co. (Machinery)	255	108,043
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	307	35,379
Delta Air Lines, Inc. (Passenger Airlines)	642	38,841
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	657	21,504
Dexcom, Inc.* (Health Care Equipment & Supplies)	391	30,408
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	187	30,636
Digital Realty Trust, Inc. (Specialized REITs)	312	55,327
Discover Financial Services (Consumer Finance)	251	43,481
Dollar General Corp. (Consumer Staples Distribution & Retail)	220	16,680
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	202	15,138
Dominion Energy, Inc. (Multi-Utilities)	841	45,296
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	35	14,692
Dover Corp. (Machinery)	137	25,701
Dow, Inc. (Chemicals)	701	28,131
DTE Energy Co. (Multi-Utilities)	207	24,995
Duke Energy Corp. (Electric Utilities)	773	83,283
DuPont de Nemours, Inc. (Chemicals)	418	31,873
Eastman Chemical Co. (Chemicals)	116	10,593
Eaton Corp. PLC (Electrical Equipment)	395	131,089
eBay, Inc. (Broadline Retail)	479	29,674
Ecolab, Inc. (Chemicals)	252	59,049
Edison International (Electric Utilities)	387	30,898
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	590	43,678
Electronic Arts, Inc. (Entertainment)	239	34,966
Elevance Health, Inc. (Health Care Providers & Services)	232	85,585
Eli Lilly & Co. (Pharmaceuticals)	788	608,336
Emerson Electric Co. (Electrical Equipment)	571	70,764
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	135	9,272
Entergy Corp. (Electric Utilities)	429	32,527
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	563	69,013
EPAM Systems, Inc.* (IT Services)	57	13,328
EQT Corp. (Oil, Gas & Consumable Fuels)	597	27,528
Equifax, Inc. (Professional Services)	124	31,601
Equinix, Inc. (Specialized REITs)	97	91,459
Equity Residential (Residential REITs)	342	24,542
Erie Indemnity Co.*—Class A (Insurance)	25	10,306
Essex Property Trust, Inc. (Residential REITs)	64	18,268
Everest Group, Ltd. (Insurance)	43	15,586
Evergy, Inc. (Electric Utilities)	230	14,157
Eversource Energy (Electric Utilities)	367	21,077
Exelon Corp. (Electric Utilities)	1,006	37,866
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	123	22,919
Expeditors International of Washington, Inc. (Air Freight & Logistics)	140	15,508
Extra Space Storage, Inc. (Specialized REITs)	212	31,715

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,398	$473,093
F5, Inc.* (Communications Equipment)	58	14,585
FactSet Research Systems, Inc. (Capital Markets)	38	18,251
Fair Isaac Corp.* (Software)	24	47,782
Fastenal Co. (Trading Companies & Distributors)	573	41,204
Federal Realty Investment Trust (Retail REITs)	77	8,620
FedEx Corp. (Air Freight & Logistics)	225	63,299
Fidelity National Information Services, Inc. (Financial Services)	539	43,535
Fifth Third Bancorp (Banks)	671	28,370
First Horizon Corp. (Banks)	1	11
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	107	18,858
FirstEnergy Corp. (Electric Utilities)	513	20,407
Fiserv, Inc.* (Financial Services)	569	116,884
FMC Corp. (Chemicals)	125	6,076
Ford Motor Co. (Automobiles)	3,906	38,669
Fortinet, Inc.* (Software)	637	60,184
Fortive Corp. (Machinery)	347	26,025
Fox Corp.—Class A (Media)	221	10,736
Fox Corp.—Class B (Media)	132	6,038
Franklin Resources, Inc. (Capital Markets)	309	6,270
Freeport-McMoRan, Inc. (Metals & Mining)	1,438	54,758
Garmin, Ltd. (Household Durables)	154	31,764
Gartner, Inc.* (IT Services)	77	37,304
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	457	35,728
GE Vernova, Inc.* (Electrical Equipment)	276	90,785
Gen Digital, Inc. (Software)	543	14,867
Generac Holdings, Inc.* (Electrical Equipment)	60	9,303
General Dynamics Corp. (Aerospace & Defense)	258	67,980
General Electric Co. (Industrial Conglomerates)	1,083	180,634
General Mills, Inc. (Food Products)	556	35,456
General Motors Co. (Automobiles)	1,100	58,597
Genuine Parts Co. (Distributors)	139	16,229
Gilead Sciences, Inc. (Biotechnology)	1,247	115,185
Global Payments, Inc. (Financial Services)	255	28,575
Globe Life, Inc. (Insurance)	84	9,368
GoDaddy, Inc.*—Class A (IT Services)	140	27,632
Halliburton Co. (Energy Equipment & Services)	879	23,900
Hasbro, Inc. (Leisure Products)	131	7,324
HCA Healthcare, Inc. (Health Care Providers & Services)	183	54,927
Healthpeak Properties, Inc. (Health Care REITs)	700	14,189
Henry Schein, Inc.* (Health Care Providers & Services)	125	8,650
Hess Corp. (Oil, Gas & Consumable Fuels)	277	36,844
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	1,300	27,755
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	244	60,307
Hologic, Inc.* (Health Care Equipment & Supplies)	232	16,725
Honeywell International, Inc. (Industrial Conglomerates)	651	147,054
Hormel Foods Corp. (Food Products)	291	9,129

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	700	$12,264
Howmet Aerospace, Inc. (Aerospace & Defense)	407	44,514
HP, Inc. (Technology Hardware, Storage & Peripherals)	964	31,455
Hubbell, Inc. (Electrical Equipment)	54	22,620
Humana, Inc. (Health Care Providers & Services)	120	30,445
Huntington Bancshares, Inc. (Banks)	1,454	23,657
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	39	7,370
IDEX Corp. (Machinery)	76	15,906
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	82	33,902
Illinois Tool Works, Inc. (Machinery)	269	68,208
Incyte Corp.* (Biotechnology)	160	11,051
Ingersoll Rand, Inc. (Machinery)	403	36,455
Insulet Corp.* (Health Care Equipment & Supplies)	70	18,275
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,316	86,536
Intercontinental Exchange, Inc. (Capital Markets)	575	85,681
International Business Machines Corp. (IT Services)	925	203,343
International Flavors & Fragrances, Inc. (Chemicals)	256	21,645
International Paper Co. (Containers & Packaging)	348	18,729
Intuit, Inc. (Software)	280	175,980
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	356	185,818
Invesco, Ltd. (Capital Markets)	450	7,866
Invitation Homes, Inc. (Residential REITs)	570	18,223
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	173	33,996
Iron Mountain, Inc. (Specialized REITs)	294	30,902
J.B. Hunt Transport Services, Inc. (Ground Transportation)	80	13,653
Jabil, Inc. (Electronic Equipment, Instruments & Components)	113	16,261
Jack Henry & Associates, Inc. (Financial Services)	73	12,797
Jacobs Solutions, Inc. (Professional Services)	124	16,569
Johnson & Johnson (Pharmaceuticals)	2,409	348,390
Johnson Controls International PLC (Building Products)	668	52,725
JPMorgan Chase & Co. (Banks)	2,817	675,262
Juniper Networks, Inc. (Communications Equipment)	331	12,396
Kellanova (Food Products)	269	21,781
Kenvue, Inc. (Personal Care Products)	1,919	40,971
Keurig Dr Pepper, Inc. (Beverages)	1,127	36,199
KeyCorp (Banks)	992	17,003
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	174	27,950
Kimberly-Clark Corp. (Household Products)	334	43,767
Kimco Realty Corp. (Retail REITs)	675	15,815

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 13

Common Stocks, continued

	Shares	Value
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,934	$52,992
KKR & Co., Inc. (Capital Markets)	676	99,987
KLA Corp. (Semiconductors & Semiconductor Equipment)	134	84,436
L3Harris Technologies, Inc. (Aerospace & Defense)	190	39,953
Labcorp Holdings, Inc. (Health Care Providers & Services)	84	19,263
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,288	93,032
Lamb Weston Holdings, Inc. (Food Products)	143	9,557
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	348	17,873
Leidos Holdings, Inc. (Professional Services)	134	19,304
Lennar Corp.—Class A (Household Durables)	239	32,592
Lennox International, Inc. (Building Products)	32	19,498
Linde PLC (Chemicals)	476	199,288
Live Nation Entertainment, Inc.* (Entertainment)	157	20,332
LKQ Corp. (Distributors)	260	9,555
Lockheed Martin Corp.—Class B (Aerospace & Defense)	211	102,533
Loews Corp. (Insurance)	181	15,329
Lowe's Cos., Inc. (Specialty Retail)	568	140,182
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	113	43,212
LyondellbBasell Industries N.V.—Class A (Chemicals)	260	19,310
M&T Bank Corp. (Banks)	166	31,210
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	322	44,919
MarketAxess Holdings, Inc. (Capital Markets)	38	8,590
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	232	64,670
Marsh & McLennan Cos., Inc. (Insurance)	491	104,293
Martin Marietta Materials, Inc. (Construction Materials)	61	31,507
Masco Corp. (Building Products)	216	15,675
MasterCard, Inc.—Class A (Financial Services)	820	431,787
Match Group, Inc.* (Interactive Media & Services)	251	8,210
McCormick & Co., Inc. (Food Products)	252	19,212
McDonald's Corp. (Hotels, Restaurants & Leisure)	717	207,851
McKesson Corp. (Health Care Providers & Services)	127	72,379
Medtronic PLC (Health Care Equipment & Supplies)	1,283	102,486
Merck & Co., Inc. (Pharmaceuticals)	2,531	251,784
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,182	1,277,583
MetLife, Inc. (Insurance)	582	47,654
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	21	25,697
MGM Resorts International (Hotels, Restaurants & Leisure)	226	7,831
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	537	30,797

Common Stocks, continued

	Shares	Value
Micron Technology, Inc.(a) (Semiconductors & Semiconductor Equipment)	1,110	$93,418
Microsoft Corp. (Software)	7,440	3,135,960
Mid-America Apartment Communities, Inc. (Residential REITs)	117	18,085
Moderna, Inc.* (Biotechnology)	339	14,096
Mohawk Industries, Inc.* (Household Durables)	52	6,195
Molina Healthcare, Inc.* (Health Care Providers & Services)	57	16,590
Molson Coors Beverage Co.—Class B (Beverages)	175	10,031
Mondelez International, Inc.—Class A (Food Products)	1,338	79,918
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	49	28,993
Monster Beverage Corp.* (Beverages)	701	36,845
Moody's Corp. (Capital Markets)	156	73,846
Morgan Stanley (Capital Markets)	1,241	156,018
Motorola Solutions, Inc. (Communications Equipment)	167	77,192
MSCI, Inc. (Capital Markets)	78	46,801
Nasdaq, Inc. (Capital Markets)	414	32,006
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	205	23,796
Netflix, Inc.* (Entertainment)	428	381,485
Newmont Corp. (Metals & Mining)	1,139	42,394
News Corp.—Class A (Media)	379	10,438
News Corp.—Class B (Media)	112	3,408
NextEra Energy, Inc. (Electric Utilities)	2,058	147,537
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	1,191	90,123
NiSource, Inc. (Multi-Utilities)	467	17,167
Nordson Corp. (Machinery)	54	11,299
Norfolk Southern Corp. (Ground Transportation)	226	53,042
Northern Trust Corp. (Capital Markets)	198	20,295
Northrop Grumman Corp. (Aerospace & Defense)	137	64,293
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	440	11,321
NRG Energy, Inc. (Electric Utilities)	203	18,315
Nucor Corp. (Metals & Mining)	235	27,427
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	24,547	3,296,416
NVR, Inc.* (Household Durables)	3	24,537
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	254	52,794
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	676	33,401
Old Dominion Freight Line, Inc. (Ground Transportation)	188	33,163
Omnicom Group, Inc. (Media)	195	16,778
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	426	26,859
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	585	58,734
Oracle Corp. (Software)	1,608	267,957
O'Reilly Automotive, Inc.* (Specialty Retail)	58	68,776
Otis Worldwide Corp. (Machinery)	400	37,044
PACCAR, Inc. (Machinery)	525	54,611

See accompanying notes to financial statements.

14 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Packaging Corp. of America (Containers & Packaging)	89	$20,037
Palantir Technologies, Inc.*—Class A (Software)	2,051	155,117
Palo Alto Networks, Inc.* (Software)	655	119,184
Paramount Global—Class B (Media)	595	6,224
Parker-Hannifin Corp. (Machinery)	129	82,048
Paychex, Inc. (Professional Services)	321	45,011
Paycom Software, Inc. (Professional Services)	49	10,044
PayPal Holdings, Inc.* (Financial Services)	1,003	85,606
Pentair PLC (Machinery)	165	16,606
PepsiCo, Inc. (Beverages)	1,373	208,778
Pfizer, Inc. (Pharmaceuticals)	5,671	150,452
PG&E Corp. (Electric Utilities)	2,188	44,154
Philip Morris International, Inc. (Tobacco)	1,556	187,264
Phillips 66 (Oil, Gas & Consumable Fuels)	413	47,053
Pinnacle West Capital Corp. (Electric Utilities)	114	9,664
PNC Financial Services Group, Inc. (Banks)	397	76,561
Pool Corp. (Distributors)	38	12,956
PPG Industries, Inc. (Chemicals)	232	27,712
PPL Corp. (Electric Utilities)	738	23,955
Principal Financial Group, Inc. (Insurance)	211	16,334
Prologis, Inc. (Industrial REITs)	927	97,984
Prudential Financial, Inc. (Insurance)	356	42,197
PTC, Inc.* (Software)	120	22,064
Public Service Enterprise Group, Inc. (Multi-Utilities)	499	42,161
Public Storage (Specialized REITs)	158	47,312
PulteGroup, Inc. (Household Durables)	205	22,325
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	1,112	170,825
Quanta Services, Inc. (Construction & Engineering)	148	46,775
Quest Diagnostics, Inc. (Health Care Providers & Services)	112	16,896
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	40	9,239
Raymond James Financial, Inc. (Capital Markets)	183	28,425
Raytheon Technologies Corp. (Aerospace & Defense)	1,332	154,139
Realty Income Corp. (Retail REITs)	876	46,787
Regency Centers Corp. (Retail REITs)	163	12,051
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	105	74,795
Regions Financial Corp. (Banks)	909	21,380
Republic Services, Inc. (Commercial Services & Supplies)	204	41,041
ResMed, Inc. (Health Care Equipment & Supplies)	147	33,617
Revvity, Inc. (Life Sciences Tools & Services)	122	13,616
Rockwell Automation, Inc. (Electrical Equipment)	113	32,294
Rollins, Inc. (Commercial Services & Supplies)	281	13,024
Roper Technologies, Inc. (Software)	107	55,624
Ross Stores, Inc. (Specialty Retail)	332	50,222
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	248	57,211
S&P Global, Inc. (Capital Markets)	318	158,373
Salesforce, Inc. (Software)	957	319,954

Common Stocks, continued

	Shares	Value
SBA Communications Corp.—Class A (Specialized REITs)	108	$22,010
Schlumberger N.V. (Energy Equipment & Services)	1,413	54,174
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	212	18,298
Sempra (Multi-Utilities)	634	55,615
ServiceNow, Inc.* (Software)	206	218,385
Simon Property Group, Inc. (Retail REITs)	307	52,869
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	160	14,189
Smurfit WestRock PLC (Containers & Packaging)	494	26,607
Snap-on, Inc. (Machinery)	53	17,992
Solventum Corp.* (Health Care Equipment & Supplies)	138	9,116
Southwest Airlines Co. (Passenger Airlines)	600	20,172
Stanley Black & Decker, Inc. (Machinery)	154	12,365
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,134	103,478
State Street Corp. (Capital Markets)	293	28,758
Steel Dynamics, Inc. (Metals & Mining)	142	16,198
STERIS PLC (Health Care Equipment & Supplies)	99	20,350
Stryker Corp. (Health Care Equipment & Supplies)	343	123,497
Super Micro Computer, Inc.*(a) (Technology Hardware, Storage & Peripherals)	504	15,362
Synchrony Financial (Consumer Finance)	390	25,350
Synopsys, Inc.* (Software)	154	74,745
Sysco Corp. (Consumer Staples Distribution & Retail)	492	37,618
T. Rowe Price Group, Inc. (Capital Markets)	222	25,106
Take-Two Interactive Software, Inc.* (Entertainment)	163	30,005
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	233	15,222
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	218	38,913
Target Corp. (Consumer Staples Distribution & Retail)	461	62,318
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	299	42,748
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	21,814
Teleflex, Inc. (Health Care Equipment & Supplies)	46	8,187
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	163	20,525
Tesla, Inc.* (Automobiles)	2,795	1,128,733
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	913	171,197
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	19	21,013
Textron, Inc. (Aerospace & Defense)	186	14,227
The AES Corp. (Independent Power/Renewable Electricity Producers)	712	9,163
The Bank of New York Mellon Corp. (Capital Markets)	728	55,932
The Boeing Co.* (Aerospace & Defense)	748	132,396

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 15

Common Stocks, continued

	Shares	Value
The Charles Schwab Corp. (Capital Markets)	1,496	$110,719
The Cigna Group (Health Care Providers & Services)	278	76,767
The Clorox Co. (Household Products)	124	20,139
The Coca-Cola Co. (Beverages)	3,880	241,569
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	199	18,294
The Estee Lauder Cos., Inc. (Personal Care Products)	234	17,545
The Goldman Sachs Group, Inc. (Capital Markets)	314	179,802
The Hartford Financial Services Group, Inc. (Insurance)	290	31,726
The Hershey Co. (Food Products)	148	25,064
The Home Depot, Inc. (Specialty Retail)	994	386,656
The Interpublic Group of Cos., Inc. (Media)	373	10,451
The J.M. Smucker Co. (Food Products)	106	11,673
The Kraft Heinz Co. (Food Products)	883	27,117
The Kroger Co. (Consumer Staples Distribution & Retail)	666	40,726
The Mosaic Co. (Chemicals)	318	7,816
The Procter & Gamble Co. (Household Products)	2,357	395,152
The Progressive Corp. (Insurance)	586	140,410
The Sherwin-Williams Co. (Chemicals)	232	78,864
The Southern Co. (Electric Utilities)	1,096	90,222
The TJX Cos., Inc. (Specialty Retail)	1,129	136,394
The Travelers Cos., Inc. (Insurance)	227	54,682
The Walt Disney Co. (Entertainment)	1,812	201,766
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,220	66,026
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	383	199,248
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	488	107,716
Tractor Supply Co. (Specialty Retail)	535	28,387
Trane Technologies PLC (Building Products)	225	83,104
TransDigm Group, Inc. (Aerospace & Defense)	56	70,968
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	244	17,241
Truist Financial Corp. (Banks)	1,328	57,609
Tyler Technologies, Inc.* (Software)	43	24,796
Tyson Foods, Inc.—Class A (Food Products)	286	16,428
U.S. Bancorp (Banks)	1,561	74,663
Uber Technologies, Inc.* (Ground Transportation)	2,107	127,094
UDR, Inc. (Residential REITs)	300	13,023
Ulta Beauty, Inc.* (Specialty Retail)	47	20,442
Union Pacific Corp. (Ground Transportation)	607	138,421
United Airlines Holdings, Inc.* (Passenger Airlines)	329	31,946
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	732	92,305
United Rentals, Inc. (Trading Companies & Distributors)	66	46,494
UnitedHealth Group, Inc. (Health Care Providers & Services)	921	465,896
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	59	10,586

Common Stocks, continued

	Shares	Value
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	317	$38,861
Ventas, Inc. (Health Care REITs)	420	24,734
Veralto Corp. (Commercial Services & Supplies)	247	25,157
VeriSign, Inc.* (IT Services)	83	17,178
Verisk Analytics, Inc. (Professional Services)	141	38,836
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,213	168,477
Vertex Pharmaceuticals, Inc.* (Biotechnology)	258	103,897
Viatris, Inc. (Pharmaceuticals)	1,194	14,865
VICI Properties, Inc. (Specialized REITs)	1,055	30,817
Visa, Inc.—Class A (Financial Services)	1,729	546,433
Vistra Corp. (Independent Power/Renewable Electricity Producers)	340	46,876
Vulcan Materials Co. (Construction Materials)	132	33,954
W.R. Berkley Corp. (Insurance)	301	17,615
W.W. Grainger, Inc. (Trading Companies & Distributors)	44	46,378
Wabtec Corp. (Machinery)	172	32,609
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	718	6,699
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,344	392,480
Warner Bros. Discovery, Inc.* (Entertainment)	2,234	23,613
Waste Management, Inc. (Commercial Services & Supplies)	365	73,654
Waters Corp.* (Life Sciences Tools & Services)	59	21,888
WEC Energy Group, Inc. (Multi-Utilities)	317	29,811
Wells Fargo & Co. (Banks)	3,332	234,040
Welltower, Inc. (Health Care REITs)	592	74,610
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	72	23,584
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	346	20,632
Weyerhaeuser Co. (Specialized REITs)	727	20,465
Willis Towers Watson PLC (Insurance)	101	31,637
Workday, Inc.*—Class A (Software)	213	54,960
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	93	8,013
Xcel Energy, Inc. (Electric Utilities)	575	38,824
Xylem, Inc. (Machinery)	243	28,193
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	279	37,431
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	52	20,083
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	199	21,020
Zoetis, Inc. (Pharmaceuticals)	451	73,481
TOTAL COMMON STOCKS (Cost $11,188,429)		49,837,084

Repurchase Agreements(b)(c) (15.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $8,909,109	$8,907,000	$8,907,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,907,000)		8,907,000

See accompanying notes to financial statements.

16 :: ProFund VP Bull :: Schedule of Portfolio Investments :: December 31, 2024

Collateral for Securities Loaned(d) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	126,651	$126,651
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $126,651)		126,651
TOTAL INVESTMENT SECURITIES (Cost $20,222,080)—99.7%		58,870,735
Net other assets (liabilities)—0.3%		152,622
NET ASSETS—100.0%		$59,023,357

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $122,209.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $819,000.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	8	3/24/25	$2,374,300	$(89,800)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	UBS AG	1/27/25	5.13%	$1,876,240	$(29,361)
S&P 500	Goldman Sachs International	1/27/25	5.08%	4,881,753	(71,787)
				$6,757,993	$(101,148)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Bull :: 17

ProFund VP Bull invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$741,164	1.3%
Air Freight & Logistics	183,304	0.3%
Automobile Components	21,175	NM
Automobiles	1,225,999	2.1%
Banks	1,685,898	2.9%
Beverages	574,810	1.0%
Biotechnology	795,748	1.4%
Broadline Retail	2,084,262	3.5%
Building Products	263,922	0.4%
Capital Markets	1,573,050	2.7%
Chemicals	626,481	1.1%
Commercial Services & Supplies	265,872	0.4%
Communications Equipment	454,610	0.8%
Construction & Engineering	46,775	0.1%
Construction Materials	65,461	0.1%
Consumer Finance	302,261	0.5%
Consumer Staples Distribution & Retail	977,567	1.7%
Containers & Packaging	110,434	0.2%
Distributors	38,740	0.1%
Diversified Telecommunication Services	331,966	0.5%
Electric Utilities	747,265	1.3%
Electrical Equipment	398,495	0.7%
Electronic Equipment, Instruments & Components	289,639	0.5%
Energy Equipment & Services	118,684	0.2%
Entertainment	692,167	1.2%
Financial Services	2,170,760	3.7%
Food Products	311,885	0.5%
Gas Utilities	21,587	NM
Ground Transportation	427,654	0.7%
Health Care Equipment & Supplies	1,124,270	1.9%
Health Care Providers & Services	1,019,764	1.7%
Health Care REITs	113,532	0.2%
Hotel & Resort REITs	12,264	NM
Hotels, Restaurants & Leisure	971,744	1.6%
Household Durables	158,240	0.3%
Household Products	559,076	0.9%
Independent Power/Renewable Electricity Producers	56,039	0.1%
Industrial Conglomerates	398,042	0.7%
	Value	% of Net Assets
Industrial REITs	$97,984	0.2%
Insurance	1,029,731	1.7%
Interactive Media & Services	3,299,696	5.6%
IT Services	571,143	1.0%
Leisure Products	7,324	NM
Life Sciences Tools & Services	525,188	0.9%
Machinery	796,076	1.3%
Media	240,686	0.4%
Metals & Mining	140,777	0.2%
Multi-Utilities	310,424	0.5%
Office REITs	26,074	NM
Oil, Gas & Consumable Fuels	1,458,394	2.5%
Passenger Airlines	90,959	0.2%
Personal Care Products	58,516	0.1%
Pharmaceuticals	1,562,125	2.6%
Professional Services	318,728	0.5%
Real Estate Management & Development	68,870	0.1%
Residential REITs	135,793	0.2%
Retail REITs	136,142	0.2%
Semiconductors & Semiconductor Equipment	5,717,692	9.7%
Software	5,222,635	8.8%
Specialized REITs	455,325	0.8%
Specialty Retail	914,983	1.6%
Technology Hardware, Storage & Peripherals	3,960,530	6.7%
Textiles, Apparel & Luxury Goods	188,666	0.3%
Tobacco	275,949	0.5%
Trading Companies & Distributors	134,076	0.2%
Water Utilities	24,276	0.1%
Wireless Telecommunication Services	107,716	0.2%
Other**	9,186,273	15.6%
Total	$59,023,357	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

18 :: ProFund VP Communication Services :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (98.4%)

	Shares	Value
Alphabet, Inc.—Class A (Interactive Media & Services)	7,092	$1,342,516
Alphabet, Inc.—Class C (Interactive Media & Services)	5,776	1,099,981
AT&T, Inc. (Diversified Telecommunication Services)	25,298	576,035
Charter Communications, Inc.*—Class A (Media)	1,570	538,149
Comcast Corp.—Class A (Media)	14,958	561,373
Electronic Arts, Inc. (Entertainment)	3,623	530,045
Fox Corp.—Class A (Media)	4,638	225,314
Fox Corp.—Class B (Media)	2,767	126,563
Live Nation Entertainment, Inc.* (Entertainment)	3,288	425,796
Match Group, Inc.* (Interactive Media & Services)	5,267	172,284
Meta Platforms, Inc.—Class A (Interactive Media & Services)	3,987	2,334,427
Netflix, Inc.* (Entertainment)	956	852,102
News Corp.—Class A (Media)	7,946	218,833
News Corp.—Class B (Media)	2,349	71,480
Omnicom Group, Inc. (Media)	4,091	351,990
Paramount Global—Class B (Media)	12,478	130,520
Take-Two Interactive Software, Inc.* (Entertainment)	3,118	573,961
The Interpublic Group of Cos., Inc. (Media)	7,812	218,892
The Walt Disney Co. (Entertainment)	5,182	577,016
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	2,535	559,551

Common Stocks, continued

	Shares	Value
Verizon Communications, Inc. (Diversified Telecommunication Services)	14,147	$565,739
Warner Bros. Discovery, Inc.* (Entertainment)	46,814	494,824
TOTAL COMMON STOCKS (Cost $8,143,620)		12,547,391

Repurchase Agreements(a) (2.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $288,068	$288,000	$288,000
TOTAL REPURCHASE AGREEMENTS (Cost $288,000)		288,000
TOTAL INVESTMENT SECURITIES (Cost $8,431,620)—100.7%		12,835,391
Net other assets (liabilities)—(0.7)%		(87,478)
NET ASSETS—100.0%		$12,747,913

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$185,350	$(5,527)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
ProFund VP Communication Services invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Diversified Telecommunication Services	$1,141,774	8.9%
Entertainment	3,453,744	27.1%
Interactive Media & Services	4,949,209	38.8%
Media	2,443,114	19.2%
Wireless Telecommunication Services	559,550	4.4%
Other**	200,522	1.6%
Total	$12,747,913	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Consumer Discretionary :: 19

Common Stocks (99.2%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,121	$410,131
Amazon.com, Inc.* (Broadline Retail)	24,696	5,418,056
Aptiv PLC* (Automobile Components)	1,693	102,393
AutoZone, Inc.* (Specialty Retail)	121	387,442
Best Buy Co., Inc. (Specialty Retail)	1,407	120,720
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	234	1,162,610
BorgWarner, Inc. (Automobile Components)	1,575	50,069
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,530	51,133
CarMax, Inc.* (Specialty Retail)	1,117	91,326
Carnival Corp.* (Hotels, Restaurants & Leisure)	7,489	186,626
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	9,823	592,327
D.R. Horton, Inc. (Household Durables)	2,102	293,902
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	847	158,126
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	1,096	222,587
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	249	104,520
eBay, Inc. (Broadline Retail)	3,453	213,913
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	885	164,902
Ford Motor Co. (Automobiles)	28,141	278,596
Garmin, Ltd. (Household Durables)	1,108	228,536
General Motors Co. (Automobiles)	7,927	422,271
Genuine Parts Co. (Distributors)	1,002	116,993
Hasbro, Inc. (Leisure Products)	945	52,835
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,758	434,507
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	2,508	128,811
Lennar Corp.—Class A (Household Durables)	1,721	234,693
LKQ Corp. (Distributors)	1,873	68,833
Lowe's Cos., Inc. (Specialty Retail)	4,090	1,009,412
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	814	311,282
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	1,665	464,398
McDonald's Corp. (Hotels, Restaurants & Leisure)	4,189	1,214,349
MGM Resorts International (Hotels, Restaurants & Leisure)	1,630	56,480
Mohawk Industries, Inc.* (Household Durables)	378	45,031
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	8,583	649,475
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	3,169	81,538
NVR, Inc.* (Household Durables)	22	179,936
O'Reilly Automotive, Inc.* (Specialty Retail)	417	494,479
Pool Corp. (Distributors)	274	93,418

Common Stocks, continued

	Shares	Value
PulteGroup, Inc. (Household Durables)	1,478	$160,954
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	290	66,984
Ross Stores, Inc. (Specialty Retail)	2,391	361,687
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	1,784	411,551
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,171	745,604
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,679	109,689
Tesla, Inc.* (Automobiles)	11,692	4,721,697
The Home Depot, Inc. (Specialty Retail)	4,159	1,617,808
The TJX Cos., Inc. (Specialty Retail)	8,131	982,306
Tractor Supply Co. (Specialty Retail)	3,850	204,281
Ulta Beauty, Inc.* (Specialty Retail)	339	147,441
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	666	57,383
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	2,011	269,796
TOTAL COMMON STOCKS (Cost $13,850,038)		26,153,837

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $43,010	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS (Cost $43,000)		43,000
TOTAL INVESTMENT SECURITIES (Cost $13,893,038)—99.4%		26,196,837
Net other assets (liabilities)—0.6%		148,793
NET ASSETS—100.0%		$26,345,630

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

20 :: ProFund VP Consumer Discretionary :: Schedule of Portfolio Investments :: December 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$389,919	$(4,257)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Automobile Components	$152,462	0.6%
Automobiles	5,422,564	20.6%
Broadline Retail	5,631,969	21.4%
Distributors	279,244	1.0%
Hotels, Restaurants & Leisure	6,694,791	25.4%
Household Durables	1,143,052	4.3%
Leisure Products	52,835	0.2%
Specialty Retail	5,416,903	20.5%
Textiles, Apparel & Luxury Goods	1,360,017	5.2%
Other**	191,793	0.8%
Total	$26,345,630	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Consumer Staples :: 21

Common Stocks (98.3%)

	Shares	Value
Altria Group, Inc. (Tobacco)	8,328	$435,471
Archer-Daniels-Midland Co. (Food Products)	2,852	144,083
Brown-Forman Corp.—Class B (Beverages)	1,086	41,246
Bunge Global SA (Food Products)	833	64,774
Campbell Soup Co. (Food Products)	1,171	49,041
Church & Dwight Co., Inc. (Household Products)	1,461	152,981
Colgate-Palmolive Co. (Household Products)	4,873	443,004
Conagra Brands, Inc. (Food Products)	2,846	78,977
Constellation Brands, Inc.—Class A (Beverages)	931	205,751
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	1,057	968,498
Dollar General Corp. (Consumer Staples Distribution & Retail)	1,312	99,476
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	1,205	90,303
General Mills, Inc. (Food Products)	3,311	211,142
Hormel Foods Corp. (Food Products)	1,733	54,364
Kellanova (Food Products)	1,603	129,795
Kenvue, Inc. (Personal Care Products)	11,434	244,116
Keurig Dr Pepper, Inc. (Beverages)	6,714	215,654
Kimberly-Clark Corp. (Household Products)	1,989	260,639
Lamb Weston Holdings, Inc. (Food Products)	850	56,806
McCormick & Co., Inc. (Food Products)	1,504	114,665
Molson Coors Beverage Co.—Class B (Beverages)	1,042	59,727
Mondelez International, Inc.—Class A (Food Products)	7,216	431,013
Monster Beverage Corp.* (Beverages)	4,176	219,491
PepsiCo, Inc. (Beverages)	3,272	497,540
Philip Morris International, Inc. (Tobacco)	3,708	446,258
Sysco Corp. (Consumer Staples Distribution & Retail)	2,930	224,028
Target Corp. (Consumer Staples Distribution & Retail)	2,747	371,339
The Clorox Co. (Household Products)	738	119,859
The Coca-Cola Co. (Beverages)	9,246	575,656
The Estee Lauder Cos., Inc. (Personal Care Products)	1,392	104,372

Common Stocks, continued

	Shares	Value
The Hershey Co. (Food Products)	881	$149,197
The J.M. Smucker Co. (Food Products)	635	69,926
The Kraft Heinz Co. (Food Products)	5,264	161,657
The Kroger Co. (Consumer Staples Distribution & Retail)	3,970	242,766
The Procter & Gamble Co. (Household Products)	5,616	941,522
Tyson Foods, Inc.—Class A (Food Products)	1,705	97,935
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,280	39,932
Walmart, Inc. (Consumer Staples Distribution & Retail)	10,352	935,303
TOTAL COMMON STOCKS (Cost $5,134,547)		9,748,307

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $95,022	$95,000	$95,000
TOTAL REPURCHASE AGREEMENTS (Cost $95,000)		95,000
TOTAL INVESTMENT SECURITIES (Cost $5,229,547)—99.3%		9,843,307
Net other assets (liabilities)—0.7%		65,986
NET ASSETS—100.0%		$9,909,293

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$176,705	$(373)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

22 :: ProFund VP Consumer Staples :: Schedule of Portfolio Investments :: December 31, 2024

ProFund VP Consumer Staples invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Beverages	$1,815,065	18.3%
Consumer Staples Distribution & Retail	2,971,645	30.0%
Food Products	1,813,375	18.3%
Household Products	1,918,005	19.3%
Personal Care Products	348,488	3.5%
Tobacco	881,729	8.9%
Other**	160,986	1.7%
Total	$9,909,293	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Dow 30 :: 23

Repurchase Agreements(a)(b) (101.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $385,091	$385,000	$385,000
TOTAL REPURCHASE AGREEMENTS (Cost $385,000)		385,000
TOTAL INVESTMENT SECURITIES (Cost $385,000)—101.3%		385,000
Net other assets (liabilities)—(1.3)%		(4,808)
NET ASSETS—100.0%		$380,192

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $51,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/25	5.08%	$308,902	$(3,430)
Dow Jones Industrial Average	UBS AG	1/27/25	5.13%	69,666	(774)
				$378,568	$(4,204)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

24 :: ProFund VP Emerging Markets :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (95.9%)

	Shares	Value
Alibaba Group Holding, Ltd.ADR (Broadline Retail)	24,023	$2,036,910
Ambev S.A.ADR (Beverages)	59,387	109,866
America Movil S.A.B. de C.V.ADR (Wireless Telecommunication Services)	12,768	182,710
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	23,161	233,231
Baidu, Inc.*ADR (Interactive Media & Services)	3,837	323,497
Banco Bradesco S.A.ADR (Banks)	71,497	136,559
Banco de ChileADR (Banks)	2,991	67,836
BeiGene, Ltd.*ADR (Biotechnology)	839	154,972
Bilibili, Inc.*ADR (Entertainment)	3,750	67,913
Cemex S.A.B. de C.V.ADR (Construction Materials)	20,375	114,915
Centrais Eletricas Basileiras S.A.ADR(a) (Electric Utilities)	12,278	70,230
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,116	192,617
Cia de Saneamento Basico do Estado de Sao Paulo SABESPADR (Water Utilities)	6,164	88,330
Dr. Reddy's Laboratories, Ltd.ADR (Pharmaceuticals)	8,192	129,352
Embraer S.A.*ADR (Aerospace & Defense)	2,342	85,905
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,328	199,020
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	9,986	108,049
Gold Fields, Ltd.ADR (Metals & Mining)	12,047	159,020
Grupo Aeroportuario del Pacifico S.A.B. de C.V.*ADR (Transportation Infrastructure)	549	96,070
H World Group, Ltd.ADR (Hotels, Restaurants & Leisure)	2,290	75,639
Harmony Gold Mining Co., Ltd.ADR (Metals & Mining)	7,519	61,731
HDFC Bank, Ltd.ADR (Banks)	22,537	1,439,213
ICICI Bank, Ltd.ADR (Banks)	26,929	804,100
Infosys, Ltd.ADR(a) (IT Services)	43,183	946,571
Itau Unibanco Holding S.A.ADR (Banks)	65,225	323,516
JD.com, Inc.ADR (Broadline Retail)	19,497	675,961
KB Financial Group, Inc.ADR (Banks)	4,979	283,306
KE Holdings, Inc.*ADR (Real Estate Management & Development)	9,523	175,414
Li Auto, Inc.*ADR (Automobiles)	8,558	205,306
NetEase, Inc.ADR (Entertainment)	4,684	417,859
New Oriental Education & Technology Group, Inc.ADR (Diversified Consumer Services)	1,651	105,961
NIO, Inc.*ADR(a) (Automobiles)	23,746	103,533
PDD Holdings, Inc.*ADR (Broadline Retail)	8,122	787,753
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	29,784	352,642
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	25,044	322,066
POSCO Holdings, Inc.ADR (Metals & Mining)	4,004	173,613
Shinhan Financial Group Company Ltd.ADR (Banks)	6,856	225,425
Sociedad Quimica y Minera de Chile S.A.ADR(a) (Chemicals)	1,922	69,884

Common Stocks, continued

	Shares	Value
Suzano S.A.ADR (Paper & Forest Products)	9,358	$94,703
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	19,183	3,788,452
Telekomunikasi Indonesia Persero Tbk.ADR (Diversified Telecommunication Services)	6,400	105,280
Tencent Music Entertainment GroupADR (Entertainment)	8,920	101,242
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,186	493,390
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	31,364	203,552
Vale S.A.ADR (Metals & Mining)	48,265	428,111
Vipship Holdings Ltd.ADR (Broadline Retail)	4,940	66,542
Wipro, Ltd.ADR(a) (IT Services)	38,026	134,612
Woori Financial Group, Inc.ADR (Banks)	2,965	92,656
XPeng, Inc.*ADR (Automobiles)	8,869	104,832
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,042	98,571
TOTAL COMMON STOCKS (Cost $9,045,165)		17,818,438

Repurchase Agreements(b)(c) (0.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $140,033	$140,000	$140,000
TOTAL REPURCHASE AGREEMENTS (Cost $140,000)		140,000

Collateral for Securities Loaned(d) (8.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	1,501,768	$1,501,768
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,501,768)		1,501,768
TOTAL INVESTMENT SECURITIES (Cost $10,686,933)—104.8%		19,460,206
Net other assets (liabilities)—(4.8)%		(892,372)
NET ASSETS—100.0%		$18,567,834

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $1,447,499.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $140,000.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Emerging Markets :: 25

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

ADR  American Depositary Receipt

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	1/27/25	5.08%	$331,743	$(6,527)
S&P Emerging 50 ADR Index (USD)	UBS AG	1/27/25	5.13%	409,314	(5,747)
				$741,057	$(12,274)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$85,905	0.5%
Air Freight & Logistics	98,571	0.5%
Automobiles	413,671	2.2%
Banks	3,372,611	18.2%
Beverages	308,887	1.7%
Biotechnology	154,972	0.8%
Broadline Retail	3,567,166	19.2%
Chemicals	69,884	0.4%
Construction Materials	114,915	0.6%
Diversified Consumer Services	105,961	0.6%
Diversified Telecommunication Services	297,897	1.6%
Electric Utilities	70,230	0.4%
Entertainment	587,014	3.2%
Ground Transportation	108,049	0.6%
Hotels, Restaurants & Leisure	569,029	3.1%
Interactive Media & Services	323,498	1.7%
IT Services	1,081,184	5.8%
Metals & Mining	822,475	4.4%
Oil, Gas & Consumable Fuels	674,708	3.6%
Paper & Forest Products	94,703	0.5%
Pharmaceuticals	129,351	0.7%
Real Estate Management & Development	175,414	0.9%
Semiconductors & Semiconductor Equipment	4,225,234	22.8%
Transportation Infrastructure	96,069	0.5%
Water Utilities	88,330	0.4%
Wireless Telecommunication Services	182,710	1.0%
Other**	749,396	4.1%
Total	$18,567,834	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as or December 31, 2024:

	Value	% of Net Assets
Brazil	$2,011,928	10.8%
Chile	137,720	0.8%
China	5,315,592	28.6%
India	3,453,848	18.6%
Indonesia	105,280	0.6%
Ireland	787,753	4.2%
Mexico	592,715	3.2%
South Africa	220,751	1.2%
South Korea	775,000	4.1%
Taiwan	4,417,851	23.8%
Other**	749,396	4.1%
Total	$18,567,834	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

26 :: ProFund VP Energy :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (98.9%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	9,886	$228,268
Baker Hughes Co. (Energy Equipment & Services)	26,443	1,084,692
Chevron Corp. (Oil, Gas & Consumable Fuels)	38,331	5,551,862
ConocoPhillips (Oil, Gas & Consumable Fuels)	29,667	2,942,076
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	19,684	502,729
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	17,554	574,542
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	4,994	818,167
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,347	1,636,075
EQT Corp. (Oil, Gas & Consumable Fuels)	15,945	735,224
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	77,752	8,363,784
Halliburton Co. (Energy Equipment & Services)	23,476	638,312
Hess Corp. (Oil, Gas & Consumable Fuels)	7,386	982,412
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	51,650	1,415,210
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,588	1,198,026
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	18,054	892,048
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	15,611	1,567,344
Phillips 66 (Oil, Gas & Consumable Fuels)	11,036	1,257,331
Schlumberger N.V. (Energy Equipment & Services)	37,737	1,446,837
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	5,827	1,040,120

Common Stocks, continued

	Shares	Value
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	503	$556,298
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	30,738	1,663,541
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	8,460	1,037,111
TOTAL COMMON STOCKS (Cost $11,134,066)		36,132,009

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $385,091	$385,000	$385,000
TOTAL REPURCHASE AGREEMENTS (Cost $385,000)		385,000
TOTAL INVESTMENT SECURITIES (Cost $11,519,066)—100.0%		36,517,009
Net other assets (liabilities)—NM		(2,936)
NET ASSETS—100.0%		$36,514,073

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM  Not meaningful, amount is less than 0.05%

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$287,933	$5,462

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Energy Equipment & Services	$3,169,841	8.7%
Oil, Gas & Consumable Fuels	32,962,168	90.2%
Other**	382,064	1.1%
Total	$36,514,073	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Europe 30 :: 27

Common Stocks (100.0%)

	Shares	Value
Anheuser-Busch InBev S.A./N.V.ADR (Beverages)	8,204	$410,774
ArcelorMittal SAADR (Metals & Mining)	11,247	260,143
Argenx SE*ADR (Biotechnology)	662	407,130
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	3,705	457,049
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	529	366,639
AstraZeneca PLCADR (Pharmaceuticals)	4,763	312,072
Barclays PLCADR (Banks)	23,420	311,252
BioNTech SE*ADR (Biotechnology)	2,382	271,429
BP PLCADR (Oil, Gas & Consumable Fuels)	12,835	379,403
British American Tobacco PLCADR (Tobacco)	10,321	374,859
Diageo PLCADR (Beverages)	2,779	353,294
Equinor ASAADR(a) (Oil, Gas & Consumable Fuels)	15,084	357,340
GSK PLCADR (Pharmaceuticals)	10,453	353,520
Haleon PLCADR(a) (Personal Care Products)	31,491	300,424
HSBC Holdings PLCADR(a) (Banks)	11,247	556,277
ING Groep N.V.ADR (Banks)	20,376	319,292
Jumia Technologies AG*ADR (Advertising & Marketing)	55,175	210,769
National Grid PLCADR (Multi-Utilities)	5,690	338,100
Nokia OyjADR (Communications Equipment)	60,468	267,873
Novo Nordisk A/SADR (Pharmaceuticals)	6,086	523,518
RELX PLCADR (Professional Services)	8,336	378,621
Rio Tinto PLCADR (Metals & Mining)	7,013	412,435
Ryanair Holdings PLCADR (Passenger Airlines)	6,086	265,289
Sanofi S.A.ADR (Pharmaceuticals)	9,262	446,706
SAP SEADR(a) (Software)	3,176	781,963
Shell PLCADR (Oil, Gas & Consumable Fuels)	6,616	414,492
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	33,740	271,944
Tenaris S.A.ADR (Energy Equipment & Services)	7,013	265,021
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	7,542	411,039
Vodafone Group PLCADR (Wireless Telecommunication Services)	31,359	266,238
TOTAL COMMON STOCKS (Cost $6,908,076)		11,044,905

Collateral for Securities Loaned(b) (16.9%)

Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(c)	1,866,059	1,866,059
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,866,059)		1,866,059
TOTAL INVESTMENT SECURITIES (Cost $8,774,135)—116.9%		12,910,964
Net other assets (liabilities)—(16.9)%		(1,864,124)
NET ASSETS—100.0%		$11,046,840

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $1,819,567.

(b)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(c)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

ProFund VP Europe 30 invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Advertising & Marketing	$210,769	1.9%
Banks	1,186,820	10.8%
Beverages	764,068	6.9%
Biotechnology	678,559	6.2%
Communications Equipment	539,818	4.9%
Energy Equipment & Services	265,021	2.4%
Metals & Mining	672,578	6.1%
Multi-Utilities	338,100	3.1%
Oil, Gas & Consumable Fuels	1,562,274	14.1%
Passenger Airlines	265,289	2.4%
Personal Care Products	300,424	2.7%
Pharmaceuticals	1,635,816	14.8%
Professional Services	378,621	3.4%
Semiconductors & Semiconductor Equipment	823,688	7.4%
Software	781,963	7.1%
Tobacco	374,859	3.4%
Wireless Telecommunication Services	266,238	2.4%
Other**	1,935	NM
Total	$11,046,840	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as or December 31, 2024:

	Value	% of Net Assets
Belgium	$410,774	3.7%
Denmark	523,518	4.7%
Finland	267,873	2.4%
France	857,745	7.8%
Germany	1,264,161	11.5%
Ireland	265,289	2.4%
Luxembourg	525,164	4.8%
Netherlands	1,093,061	9.9%
Norway	357,340	3.2%
Sweden	271,945	2.5%
United Kingdom	5,208,035	47.1%
Other**	1,935	NM
Total	$11,046,840	100.0%

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

28 :: ProFund VP Falling U.S. Dollar :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (100.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $439,104	$439,000	$439,000
TOTAL REPURCHASE AGREEMENTS (Cost $439,000)		439,000
TOTAL INVESTMENT SECURITIES (Cost $439,000)—100.3%		439,000
Net other assets (liabilities)—(0.3)%		(1,368)
NET ASSETS—100.0%		$437,632

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $4,000.

As of December 31, 2024, the ProFund VP Falling U.S. Dollar's forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Long:
British pound	24,192	U.S. dollar	$30,651	1/10/25	$30,278	$(373)
Canadian dollar	30,712	U.S. dollar	21,872	1/10/25	21,376	(496)
Euro	136,550	U.S. dollar	143,485	1/10/25	141,484	(2,001)
Japanese yen	5,477,704	U.S. dollar	36,476	1/10/25	34,861	(1,615)
Swedish krona	116,647	U.S. dollar	10,621	1/10/25	10,554	(67)
Swiss franc	8,231	U.S. dollar	9,320	1/10/25	9,083	(237)
Total Long Contracts			$252,425		$247,636	$(4,789)

As of December 31, 2024, the ProFund VP Falling U.S. Dollar's forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)
Short:
U.S. dollar	$4,917	British pound	3,897	1/10/25	$4,877	$40
U.S. dollar	3,521	Canadian dollar	5,040	1/10/25	3,507	14
U.S. dollar	23,449	Euro	22,382	1/10/25	23,191	258
U.S. dollar	4,650	Japanese yen	722,116	1/10/25	4,595	55
U.S. dollar	1,821	Swedish krona	19,934	1/10/25	1,803	18
U.S. dollar	1,307	Swiss franc	1,169	1/10/25	1,290	17
Total Short Contracts	$39,665				$39,263	$402
Long:
British pound	20,664	U.S. dollar	$26,158	1/10/25	$25,863	$(295)
Canadian dollar	30,846	U.S. dollar	21,907	1/10/25	21,469	(438)
Euro	123,978	U.S. dollar	130,216	1/10/25	128,456	(1,760)
Japanese yen	4,484,858	U.S. dollar	29,720	1/10/25	28,540	(1,180)
Swedish krona	103,023	U.S. dollar	9,380	1/10/25	9,322	(58)
Swiss franc	6,858	U.S. dollar	7,755	1/10/25	7,568	(187)
Total Long Contracts			$225,136		$221,218	$(3,918)
Total unrealized appreciation						$402
Total unrealized (depreciation)						(8,707)
Total net unrealized appreciation/(depreciation)						$(8,305)

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFunds VP Financials :: 29

Common Stocks (98.3%)

	Shares		Value
Aflac, Inc. (Insurance)	2,537		$262,427
Allstate Corp. (Insurance)	1,344		259,110
American Express Co. (Consumer Finance)	2,824		838,135
American International Group, Inc. (Insurance)	3,165		230,412
Ameriprise Financial, Inc. (Capital Markets)	492		261,956
Aon PLC—Class A (Insurance)	1,097		393,999
Apollo Global Management, Inc. (Financial Services)	2,268		374,583
Arch Capital Group, Ltd.* (Insurance)	1,901		175,557
Arthur J. Gallagher & Co. (Insurance)	1,266		359,354
Assurant, Inc. (Insurance)	260		55,437
Bank of America Corp. (Banks)	33,871		1,488,631
Berkshire Hathaway, Inc.*—Class B (Financial Services)	9,300		4,215,503
BlackRock, Inc. (Capital Markets)	739		757,556
Blackstone, Inc. (Capital Markets)	3,663		631,574
Brown & Brown, Inc. (Insurance)	1,204		122,832
Capital One Financial Corp. (Consumer Finance)	1,936		345,228
Cboe Global Markets, Inc. (Capital Markets)	531		103,757
Chubb, Ltd. (Insurance)	1,902		525,523
Cincinnati Financial Corp. (Insurance)	793		113,954
Citigroup, Inc. (Banks)	9,596		675,462
Citizens Financial Group, Inc. (Banks)	2,236		97,847
CME Group, Inc. (Capital Markets)	1,828		424,516
Corpay, Inc.* (Software)	354		119,801
Discover Financial Services (Consumer Finance)	1,274		220,695
Erie Indemnity Co.*—Class A (Insurance)	127		52,353
Everest Group, Ltd. (Insurance)	218		79,016
FactSet Research Systems, Inc. (Capital Markets)	193		92,694
Fidelity National Information Services, Inc. (Financial Services)	2,732		220,664
Fifth Third Bancorp (Banks)	3,402		143,837
First Horizon Corp. (Banks)	—	(a)	8
Fiserv, Inc.* (Financial Services)	2,887		593,048
Franklin Resources, Inc. (Capital Markets)	1,568		31,815
Global Payments, Inc. (Financial Services)	1,291		144,669
Globe Life, Inc. (Insurance)	426		47,508
Huntington Bancshares, Inc. (Banks)	7,372		119,942
Intercontinental Exchange, Inc. (Capital Markets)	2,913		434,066
Invesco, Ltd. (Capital Markets)	2,280		39,854
Jack Henry & Associates, Inc. (Financial Services)	370		64,861
JPMorgan Chase & Co. (Banks)	14,285		3,424,258
KeyCorp (Banks)	5,030		86,214
KKR & Co., Inc. (Capital Markets)	3,425		506,592
Loews Corp. (Insurance)	917		77,661
M&T Bank Corp. (Banks)	842		158,304
MarketAxess Holdings, Inc. (Capital Markets)	191		43,174
Marsh & McLennan Cos., Inc. (Insurance)	2,492		529,326
MasterCard, Inc.—Class A (Financial Services)	4,159		2,190,005
MetLife, Inc. (Insurance)	2,951		241,628
Moody's Corp. (Capital Markets)	791		374,436
Morgan Stanley (Capital Markets)	6,294		791,282
MSCI, Inc. (Capital Markets)	398		238,804
Nasdaq, Inc. (Capital Markets)	2,100		162,351
Northern Trust Corp. (Capital Markets)	1,006		103,115

Common Stocks, continued

	Shares	Value
PayPal Holdings, Inc.* (Financial Services)	5,087	$434,175
PNC Financial Services Group, Inc. (Banks)	2,013	388,207
Principal Financial Group, Inc. (Insurance)	1,068	82,674
Prudential Financial, Inc. (Insurance)	1,806	214,065
Raymond James Financial, Inc. (Capital Markets)	928	144,146
Regions Financial Corp. (Banks)	4,612	108,474
S&P Global, Inc. (Capital Markets)	1,611	802,326
State Street Corp. (Capital Markets)	1,487	145,949
Synchrony Financial (Consumer Finance)	1,976	128,440
T. Rowe Price Group, Inc. (Capital Markets)	1,127	127,452
The Bank of New York Mellon Corp. (Capital Markets)	3,689	283,426
The Charles Schwab Corp. (Capital Markets)	7,585	561,366
The Goldman Sachs Group, Inc. (Capital Markets)	1,593	912,185
The Hartford Financial Services Group, Inc. (Insurance)	1,471	160,927
The Progressive Corp. (Insurance)	2,972	712,120
The Travelers Cos., Inc. (Insurance)	1,152	277,505
Truist Financial Corp. (Banks)	6,736	292,208
U.S. Bancorp (Banks)	7,916	378,622
Visa, Inc.—Class A (Financial Services)	8,768	2,771,038
W.R. Berkley Corp. (Insurance)	1,528	89,419
Wells Fargo & Co. (Banks)	16,894	1,186,635
Willis Towers Watson PLC (Insurance)	511	160,066
TOTAL COMMON STOCKS (Cost $8,600,794)		34,406,759

Repurchase Agreements(b) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $239,057	$239,000	$239,000
TOTAL REPURCHASE AGREEMENTS (Cost $239,000)		239,000
TOTAL INVESTMENT SECURITIES (Cost $8,839,794)—99.0%		34,645,759
Net other assets (liabilities)—1.0%		333,574
NET ASSETS—100.0%		$34,979,333

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

30 :: ProFunds VP Financials :: Schedule of Portfolio Investments :: December 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$338,091	$1,030

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Banks	$8,548,649	24.4%
Capital Markets	7,974,392	22.8%
Consumer Finance	1,532,497	4.4%
Financial Services	11,008,547	31.5%
Insurance	5,222,873	14.9%
Software	119,801	0.3%
Other**	572,574	1.7%
Total	$34,979,333	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Government Money Market :: 31

U.S. Treasury Obligations (35.3%)

	Principal Amount	Value
U.S. Treasury Bills 3.86%(a), 1/7/25	$2,000,000	$1,998,497
4.21%(a), 1/28/25	3,000,000	2,990,185
4.28%(a), 3/6/25	3,000,000	2,976,813
4.16%(a), 3/13/25	3,000,000	2,975,023
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,940,518)		10,940,518

Repurchase Agreements(b) (58.4%)

Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $18,111,288	18,107,000	18,107,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,107,000)		18,107,000
TOTAL INVESTMENT SECURITIES (Cost $29,047,518)—93.7%		29,047,518
Net other assets (liabilities)—6.3%		1,956,179
NET ASSETS—100.0%		$31,003,697

(a)  Reflects the effective yield or interest rate in effect at December 31, 2024.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

32 :: ProFund VP Health Care :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (98.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	11,095	$1,254,955
AbbVie, Inc. (Biotechnology)	11,304	2,008,720
Agilent Technologies, Inc. (Life Sciences Tools & Services)	1,838	246,917
Align Technology, Inc.* (Health Care Equipment & Supplies)	448	93,412
Amgen, Inc. (Biotechnology)	3,439	896,341
Baxter International, Inc. (Health Care Equipment & Supplies)	3,265	95,207
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	1,849	419,483
Biogen, Inc.* (Biotechnology)	932	142,521
Bio-Techne Corp. (Life Sciences Tools & Services)	1,016	73,182
Boston Scientific Corp.* (Health Care Equipment & Supplies)	9,427	842,020
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,973	733,753
Cardinal Health, Inc. (Health Care Providers & Services)	1,548	183,082
Cencora, Inc. (Health Care Providers & Services)	1,121	251,866
Centene Corp.* (Health Care Providers & Services)	3,229	195,613
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	327	60,364
CVS Health Corp. (Health Care Providers & Services)	8,048	361,275
Danaher Corp. (Life Sciences Tools & Services)	4,112	943,910
DaVita, Inc.* (Health Care Providers & Services)	288	43,070
Dexcom, Inc.* (Health Care Equipment & Supplies)	2,498	194,269
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	3,772	279,241
Elevance Health, Inc. (Health Care Providers & Services)	1,484	547,448
Eli Lilly & Co. (Pharmaceuticals)	5,040	3,890,881
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	2,922	228,442
Gilead Sciences, Inc. (Biotechnology)	7,972	736,374
HCA Healthcare, Inc. (Health Care Providers & Services)	1,167	350,275
Henry Schein, Inc.* (Health Care Providers & Services)	798	55,222
Hologic, Inc.* (Health Care Equipment & Supplies)	1,486	107,126
Humana, Inc. (Health Care Providers & Services)	770	195,357
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	524	216,643
Incyte Corp.* (Biotechnology)	1,022	70,590
Insulet Corp.* (Health Care Equipment & Supplies)	448	116,959
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,279	1,189,547
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,103	216,751
Johnson & Johnson (Pharmaceuticals)	15,400	2,227,148
Labcorp Holdings, Inc. (Health Care Providers & Services)	535	122,686

Common Stocks, continued

	Shares	Value
McKesson Corp. (Health Care Providers & Services)	812	$462,767
Medtronic PLC (Health Care Equipment & Supplies)	8,203	655,256
Merck & Co., Inc. (Pharmaceuticals)	16,180	1,609,586
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	135	165,197
Moderna, Inc.* (Biotechnology)	2,165	90,021
Molina Healthcare, Inc.* (Health Care Providers & Services)	366	106,524
Pfizer, Inc. (Pharmaceuticals)	36,249	961,686
Quest Diagnostics, Inc. (Health Care Providers & Services)	714	107,714
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	673	479,398
ResMed, Inc. (Health Care Equipment & Supplies)	939	214,740
Revvity, Inc. (Life Sciences Tools & Services)	778	86,833
Solventum Corp.* (Health Care Equipment & Supplies)	884	58,397
STERIS PLC (Health Care Equipment & Supplies)	631	129,708
Stryker Corp. (Health Care Equipment & Supplies)	2,194	789,950
Teleflex, Inc. (Health Care Equipment & Supplies)	297	52,860
The Cigna Group (Health Care Providers & Services)	1,780	491,529
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	1,274	117,119
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,447	1,273,003
UnitedHealth Group, Inc. (Health Care Providers & Services)	5,886	2,977,491
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	375	67,283
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,647	663,247
Viatris, Inc. (Pharmaceuticals)	7,632	95,018
Waters Corp.* (Life Sciences Tools & Services)	380	140,972
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	463	151,660
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,273	134,467
Zoetis, Inc. (Pharmaceuticals)	2,886	470,216
TOTAL COMMON STOCKS (Cost $5,529,445)		32,143,292

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $178,042	$178,000	$178,000
TOTAL REPURCHASE AGREEMENTS (Cost $178,000)		178,000
TOTAL INVESTMENT SECURITIES (Cost $5,707,445)—99.4%		32,321,292
Net other assets (liabilities)—0.6%		198,032
NET ASSETS—100.0%		$32,519,324

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Health Care :: 33

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$389,606	$(3,848)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Biotechnology	$5,087,212	15.7%
Health Care Equipment & Supplies	7,189,801	22.1%
Health Care Providers & Services	6,519,202	20.1%
Life Sciences Tools & Services	3,358,789	10.3%
Pharmaceuticals	9,988,288	30.7%
Other**	376,032	1.1%
Total	$32,519,324	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

34 :: ProFund VP Industrials :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (99.4%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,219	$286,451
A.O. Smith Corp. (Building Products)	485	33,082
Allegion PLC (Building Products)	354	46,261
AMETEK, Inc. (Electrical Equipment)	942	169,805
Automatic Data Processing, Inc. (Professional Services)	1,660	485,931
Axon Enterprise, Inc.* (Aerospace & Defense)	295	175,324
Broadridge Financial Solutions, Inc. (Professional Services)	476	107,619
Builders FirstSource, Inc.* (Building Products)	469	67,034
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	482	49,800
Carrier Global Corp. (Building Products)	3,400	232,084
Caterpillar, Inc. (Machinery)	1,967	713,550
Cintas Corp. (Commercial Services & Supplies)	1,397	255,232
Copart, Inc.* (Commercial Services & Supplies)	3,572	204,997
CSX Corp. (Ground Transportation)	7,857	253,545
Cummins, Inc. (Machinery)	559	194,867
Dayforce, Inc.* (Professional Services)	643	46,708
Deere & Co. (Machinery)	1,037	439,377
Delta Air Lines, Inc. (Passenger Airlines)	2,612	158,026
Dover Corp. (Machinery)	559	104,868
Eaton Corp. PLC (Electrical Equipment)	1,610	534,312
Emerson Electric Co. (Electrical Equipment)	2,323	287,889
Equifax, Inc. (Professional Services)	505	128,699
Expeditors International of Washington, Inc. (Air Freight & Logistics)	570	63,139
Fastenal Co. (Trading Companies & Distributors)	2,334	167,838
FedEx Corp. (Air Freight & Logistics)	916	257,698
Fortive Corp. (Machinery)	1,414	106,050
GE Vernova, Inc.* (Electrical Equipment)	1,123	369,388
Generac Holdings, Inc.* (Electrical Equipment)	242	37,522
General Dynamics Corp. (Aerospace & Defense)	1,051	276,928
General Electric Co. (Industrial Conglomerates)	4,410	735,543
Honeywell International, Inc. (Industrial Conglomerates)	2,649	598,383
Howmet Aerospace, Inc. (Aerospace & Defense)	1,655	181,007
Hubbell, Inc. (Electrical Equipment)	219	91,737
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	159	30,046
IDEX Corp. (Machinery)	309	64,671
Illinois Tool Works, Inc. (Machinery)	1,095	277,648
Ingersoll Rand, Inc. (Machinery)	1,642	148,535
J.B. Hunt Transport Services, Inc. (Ground Transportation)	325	55,465
Jacobs Solutions, Inc. (Professional Services)	506	67,612
Johnson Controls International PLC (Building Products)	2,722	214,847
L3Harris Technologies, Inc. (Aerospace & Defense)	773	162,546
Leidos Holdings, Inc. (Professional Services)	544	78,369
Lennox International, Inc. (Building Products)	131	79,818
Lockheed Martin Corp.—Class B (Aerospace & Defense)	860	417,909
Masco Corp. (Building Products)	879	63,789
Nordson Corp. (Machinery)	221	46,242
Norfolk Southern Corp. (Ground Transportation)	922	216,393

Common Stocks, continued

	Shares	Value
Northrop Grumman Corp. (Aerospace & Defense)	558	$261,864
Old Dominion Freight Line, Inc. (Ground Transportation)	765	134,946
Otis Worldwide Corp. (Machinery)	1,628	150,769
PACCAR, Inc. (Machinery)	2,136	222,187
Parker-Hannifin Corp. (Machinery)	524	333,280
Paychex, Inc. (Professional Services)	1,305	182,987
Paycom Software, Inc. (Professional Services)	198	40,584
Pentair PLC (Machinery)	673	67,731
Quanta Services, Inc. (Construction & Engineering)	601	189,946
Raytheon Technologies Corp. (Aerospace & Defense)	5,423	627,551
Republic Services, Inc. (Commercial Services & Supplies)	829	166,778
Rockwell Automation, Inc. (Electrical Equipment)	460	131,463
Rollins, Inc. (Commercial Services & Supplies)	1,144	53,024
Snap-on, Inc. (Machinery)	214	72,649
Southwest Airlines Co. (Passenger Airlines)	2,444	82,167
Stanley Black & Decker, Inc. (Machinery)	628	50,422
Textron, Inc. (Aerospace & Defense)	756	57,826
The Boeing Co.* (Aerospace & Defense)	3,046	539,143
Trane Technologies PLC (Building Products)	917	338,694
TransDigm Group, Inc. (Aerospace & Defense)	229	290,207
Uber Technologies, Inc.* (Ground Transportation)	8,579	517,485
Union Pacific Corp. (Ground Transportation)	2,470	563,259
United Airlines Holdings, Inc.* (Passenger Airlines)	1,340	130,114
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	2,980	375,778
United Rentals, Inc. (Trading Companies & Distributors)	267	188,085
Veralto Corp. (Commercial Services & Supplies)	1,008	102,665
Verisk Analytics, Inc. (Professional Services)	575	158,372
W.W. Grainger, Inc. (Trading Companies & Distributors)	181	190,783
Wabtec Corp. (Machinery)	700	132,713
Waste Management, Inc. (Commercial Services & Supplies)	1,488	300,264
Xylem, Inc. (Machinery)	990	114,860
TOTAL COMMON STOCKS (Cost $6,453,228)		16,553,180
TOTAL INVESTMENT SECURITIES (Cost $6,453,228)—99.4%		16,553,180
Net other assets (liabilities)—0.6%		104,585
NET ASSETS—100.0%		$16,657,765

*  Non-income producing security.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Industrials :: 35

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$67,804	$(3,011)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$3,020,350	18.1%
Air Freight & Logistics	746,415	4.5%
Building Products	1,075,610	6.5%
Commercial Services & Supplies	1,082,960	6.5%
Construction & Engineering	189,946	1.1%
Electrical Equipment	1,622,116	9.7%
Ground Transportation	1,741,093	10.5%
Industrial Conglomerates	1,620,377	9.7%
Machinery	3,240,418	19.5%
Passenger Airlines	370,307	2.2%
Professional Services	1,296,881	7.8%
Trading Companies & Distributors	546,707	3.3%
Other**	104,585	0.6%
Total	$16,657,765	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

36 :: ProFund VP International :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (102.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $10,241,425	$10,239,000	$10,239,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,239,000)		10,239,000
TOTAL INVESTMENT SECURITIES (Cost $10,239,000)—102.3%		10,239,000
Net other assets (liabilities)—(2.3)%		(228,089)
NET ASSETS—100.0%		$10,010,911
(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $1,496,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	1/27/25	4.98%	$4,802,258	$(40,716)
MSCI EAFE Index	UBS AG	1/27/25	5.13%	5,218,697	(41,471)
				$10,020,955	$(82,187)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Internet :: 37

Common Stocks (98.8%)

	Shares	Value
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,728	$358,486
Akamai Technologies, Inc.* (IT Services)	947	90,581
Alphabet, Inc.—Class A (Interactive Media & Services)	4,049	766,476
Alphabet, Inc.—Class C (Interactive Media & Services)	3,298	628,071
Amazon.com, Inc.* (Broadline Retail)	6,253	1,371,846
Arista Networks, Inc.* (Communications Equipment)	6,041	667,712
Atlassian Corp.*—Class A (Software)	1,018	247,761
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	122	606,147
Box, Inc.*—Class A (Software)	901	28,472
Carvana Co.* (Specialty Retail)	746	151,707
Ciena Corp.* (Communications Equipment)	910	77,177
Cisco Systems, Inc. (Communications Equipment)	11,057	654,574
Cloudflare, Inc.*—Class A (IT Services)	1,927	207,499
Confluent, Inc.*—Class A (Software)	1,626	45,463
Copart, Inc.* (Commercial Services & Supplies)	5,526	317,137
Datadog, Inc.*—Class A (Software)	1,975	282,208
DocuSign, Inc.* (Software)	1,280	115,123
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	2,109	353,785
DraftKings, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,073	114,316
Dropbox, Inc.*—Class A (Software)	1,403	42,146
eBay, Inc. (Broadline Retail)	3,019	187,027
Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	1,121	289,722
GoDaddy, Inc.*—Class A (IT Services)	886	174,870

Common Stocks, continued

	Shares	Value
HubSpot, Inc.* (Software)	326	$227,147
Juniper Networks, Inc. (Communications Equipment)	2,086	78,121
MARA Holdings, Inc.* (Software)	2,030	34,043
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,276	1,332,620
Netflix, Inc.* (Entertainment)	1,248	1,112,368
Nutanix, Inc.*—Class A (Software)	1,570	96,053
Okta, Inc.* (IT Services)	1,024	80,691
Paycom Software, Inc. (Professional Services)	307	62,926
PayPal Holdings, Inc.* (Financial Services)	6,320	539,412
ROBLOX Corp.*—Class A (Entertainment)	3,370	194,988
Salesforce, Inc. (Software)	2,791	933,115
Smartsheet, Inc.*—Class A (Software)	878	49,194
Snowflake, Inc.*—Class A (IT Services)	2,113	326,268
Veeva Systems, Inc.*—Class A (Health Care Technology)	939	197,425
VeriSign, Inc.* (IT Services)	521	107,826
Workday, Inc.*—Class A (Software)	1,342	346,276
Zoom Video Communications, Inc.* (Software)	1,652	134,820
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,712	17,993
TOTAL COMMON STOCKS (Cost $5,228,948)		13,649,592
TOTAL INVESTMENT SECURITIES (Cost $5,228,948)—98.8%		13,649,592
Net other assets (liabilities)—1.2%		171,213
NET ASSETS—100.0%		$13,820,805

*  Non-income producing security.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	1/23/25	5.08%	$189,166	$(5,957)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

38 :: ProFund VP Internet :: Schedule of Portfolio Investments :: December 31, 2024

ProFund VP Internet invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Broadline Retail	$1,558,873	11.3%
Commercial Services & Supplies	317,137	2.3%
Communications Equipment	1,477,584	10.7%
Entertainment	1,307,355	9.4%
Financial Services	539,412	3.9%
Health Care Technology	197,425	1.4%
Hotels, Restaurants & Leisure	1,722,456	12.5%
Interactive Media & Services	2,745,161	19.9%
IT Services	987,735	7.1%
Professional Services	62,926	0.5%
Software	2,581,821	18.7%
Specialty Retail	151,707	1.1%
Other**	171,213	1.2%
Total	$13,820,805	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Japan :: 39

Repurchase Agreements(a) (94.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $9,826,326	$9,824,000	$9,824,000
TOTAL REPURCHASE AGREEMENTS (Cost $9,824,000)		9,824,000
TOTAL INVESTMENT SECURITIES (Cost $9,824,000)—94.8%		9,824,000
Net other assets (liabilities)—5.2%		536,685
NET ASSETS—100.0%		$10,360,685

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME NIKKEI 225 Index Futures Contracts	52	3/14/25	$10,266,100	$(5,200)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	1/27/25	4.78%	$75,432	$(2,714)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

40 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (100.7%)

	Shares	Value
AbbVie, Inc. (Biotechnology)	986	$175,213
Adobe, Inc.* (Software)	246	109,391
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	575	75,561
Allegion PLC (Building Products)	61	7,971
Alphabet, Inc.—Class A (Interactive Media & Services)	7,762	1,469,347
Alphabet, Inc.—Class C (Interactive Media & Services)	6,322	1,203,962
Altria Group, Inc. (Tobacco)	1,036	54,172
Amazon.com, Inc.* (Broadline Retail)	7,211	1,582,020
American Express Co. (Consumer Finance)	739	219,328
Ameriprise Financial, Inc. (Capital Markets)	129	68,683
AMETEK, Inc. (Electrical Equipment)	144	25,957
Amgen, Inc. (Biotechnology)	307	80,016
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	1,603	111,329
ANSYS, Inc.* (Software)	51	17,204
Aon PLC—Class A (Insurance)	147	52,797
Apollo Global Management, Inc. (Financial Services)	594	98,105
Apple, Inc. (Technology Hardware, Storage & Peripherals)	9,238	2,313,380
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	460	74,810
Arch Capital Group, Ltd.* (Insurance)	498	45,990
Arista Networks, Inc.* (Communications Equipment)	1,372	151,647
Arthur J. Gallagher & Co. (Insurance)	150	42,578
Autodesk, Inc.* (Software)	286	84,533
Automatic Data Processing, Inc. (Professional Services)	308	90,161
AutoZone, Inc.* (Specialty Retail)	23	73,646
AvalonBay Communities, Inc. (Residential REITs)	83	18,258
Axon Enterprise, Inc.* (Aerospace & Defense)	96	57,055
Berkshire Hathaway, Inc.*—Class B (Financial Services)	1,193	540,763
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	44	218,611
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,958	174,888
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	6,204	1,438,335
Broadridge Financial Solutions, Inc. (Professional Services)	68	15,374
Brown & Brown, Inc. (Insurance)	316	32,238
Builders FirstSource, Inc.* (Building Products)	80	11,434
Cadence Design Systems, Inc.* (Software)	200	60,092
Camden Property Trust (Residential REITs)	72	8,355
Carnival Corp.* (Hotels, Restaurants & Leisure)	1,381	34,415
Carrier Global Corp. (Building Products)	533	36,383
Caterpillar, Inc. (Machinery)	641	232,529
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	400	52,516
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	1,811	109,203
Cincinnati Financial Corp. (Insurance)	110	15,807
Cintas Corp. (Commercial Services & Supplies)	456	83,311

Common Stocks, continued

	Shares		Value
Colgate-Palmolive Co. (Household Products)	478		$43,455
Constellation Energy Corp. (Electric Utilities)	416		93,063
Copart, Inc.* (Commercial Services & Supplies)	1,166		66,917
Corpay, Inc.* (Software)	93		31,473
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	588		538,766
Crowdstrike Holdings, Inc.*—Class A (Software)	309		105,727
CSX Corp. (Ground Transportation)	1,180		38,079
Cummins, Inc. (Machinery)	182		63,445
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	67		12,508
DaVita, Inc.* (Health Care Providers & Services)	60		8,973
Dayforce, Inc.* (Professional Services)	210		15,254
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	201		40,822
Deere & Co. (Machinery)	149		63,131
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	192		22,126
Delta Air Lines, Inc. (Passenger Airlines)	853		51,606
Dexcom, Inc.* (Health Care Equipment & Supplies)	223		17,343
Discover Financial Services (Consumer Finance)	334		57,859
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	19		7,975
Dover Corp. (Machinery)	82		15,383
Eaton Corp. PLC (Electrical Equipment)	525		174,233
eBay, Inc. (Broadline Retail)	427		26,453
Ecolab, Inc. (Chemicals)	164		38,428
Electronic Arts, Inc. (Entertainment)	127		18,580
Eli Lilly & Co. (Pharmaceuticals)	1,047		808,285
Emerson Electric Co. (Electrical Equipment)	515		63,824
Equinix, Inc. (Specialized REITs)	60		56,573
Erie Indemnity Co.*—Class A (Insurance)	33		13,604
Essex Property Trust, Inc. (Residential REITs)	41		11,703
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	163		30,372
Extra Space Storage, Inc. (Specialized REITs)	127		18,999
F5, Inc.* (Communications Equipment)	36		9,053
FactSet Research Systems, Inc. (Capital Markets)	23		11,046
Fair Isaac Corp.* (Software)	32		63,710
Fastenal Co. (Trading Companies & Distributors)	435		31,281
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	75		13,218
Fiserv, Inc.* (Financial Services)	756		155,298
Fortinet, Inc.* (Software)	845		79,836
Garmin, Ltd. (Household Durables)	204		42,077
Gartner, Inc.* (IT Services)	102		49,416
GE Vernova, Inc.* (Electrical Equipment)	366		120,388
Gen Digital, Inc. (Software)	419		11,472
Generac Holdings, Inc.* (Electrical Equipment)	48		7,442
General Electric Co. (Industrial Conglomerates)	589		98,239
GoDaddy, Inc.*—Class A (IT Services)	186		36,711
HCA Healthcare, Inc. (Health Care Providers & Services)	143		42,921
Hess Corp. (Oil, Gas & Consumable Fuels)	367		48,815
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	324		80,080

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 41

Common Stocks, continued

	Shares	Value
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	585	$10,249
Howmet Aerospace, Inc. (Aerospace & Defense)	540	59,060
Hubbell, Inc. (Electrical Equipment)	71	29,741
Illinois Tool Works, Inc. (Machinery)	147	37,273
Incyte Corp.* (Biotechnology)	128	8,841
Ingersoll Rand, Inc. (Machinery)	536	48,487
Insulet Corp.* (Health Care Equipment & Supplies)	93	24,280
Intercontinental Exchange, Inc. (Capital Markets)	397	59,157
International Business Machines Corp. (IT Services)	1,228	269,951
Intuit, Inc. (Software)	373	234,431
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	473	246,886
Iron Mountain, Inc. (Specialized REITs)	390	40,993
Jack Henry & Associates, Inc. (Financial Services)	39	6,837
JPMorgan Chase & Co. (Banks)	2,132	511,062
KKR & Co., Inc. (Capital Markets)	394	58,277
KLA Corp. (Semiconductors & Semiconductor Equipment)	178	112,161
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	463	23,780
Leidos Holdings, Inc. (Professional Services)	93	13,398
Lennox International, Inc. (Building Products)	43	26,200
Live Nation Entertainment, Inc.* (Entertainment)	208	26,936
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	69	26,386
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	306	85,445
Marsh & McLennan Cos., Inc. (Insurance)	287	60,961
Martin Marietta Materials, Inc. (Construction Materials)	42	21,693
Masco Corp. (Building Products)	118	8,563
MasterCard, Inc.—Class A (Financial Services)	1,089	573,434
Meta Platforms, Inc.—Class A (Interactive Media & Services)	2,896	1,695,636
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	12	14,684
Microsoft Corp. (Software)	5,136	2,164,825
Mid-America Apartment Communities, Inc. (Residential REITs)	64	9,892
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	65	38,461
Monster Beverage Corp.* (Beverages)	410	21,550
Moody's Corp. (Capital Markets)	108	51,124
Morgan Stanley (Capital Markets)	741	93,159
Motorola Solutions, Inc. (Communications Equipment)	222	102,615
MSCI, Inc. (Capital Markets)	105	63,001
Nasdaq, Inc. (Capital Markets)	226	17,472
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	128	14,858
Netflix, Inc.* (Entertainment)	568	506,270
NextEra Energy, Inc. (Electric Utilities)	1,831	131,265

Common Stocks, continued

	Shares	Value
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	585	$15,052
NRG Energy, Inc. (Electric Utilities)	270	24,359
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	32,585	4,375,840
NVR, Inc.* (Household Durables)	2	16,358
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	135	28,060
Old Dominion Freight Line, Inc. (Ground Transportation)	115	20,286
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	434	43,574
Oracle Corp. (Software)	2,135	355,776
O'Reilly Automotive, Inc.* (Specialty Retail)	76	90,121
PACCAR, Inc. (Machinery)	384	39,944
Packaging Corp. of America (Containers & Packaging)	59	13,283
Palantir Technologies, Inc.*—Class A (Software)	2,723	205,940
Palo Alto Networks, Inc.* (Software)	869	158,123
Parker-Hannifin Corp. (Machinery)	171	108,761
Paychex, Inc. (Professional Services)	200	28,044
Paycom Software, Inc. (Professional Services)	65	13,323
PayPal Holdings, Inc.* (Financial Services)	893	76,218
Pentair PLC (Machinery)	142	14,291
Philip Morris International, Inc. (Tobacco)	1,115	134,191
PPL Corp. (Electric Utilities)	511	16,587
PTC, Inc.* (Software)	75	13,790
Public Service Enterprise Group, Inc. (Multi-Utilities)	312	26,361
Public Storage (Specialized REITs)	209	62,584
PulteGroup, Inc. (Household Durables)	273	29,730
Quanta Services, Inc. (Construction & Engineering)	196	61,946
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	54	12,473
Raymond James Financial, Inc. (Capital Markets)	151	23,455
Raytheon Technologies Corp. (Aerospace & Defense)	1,008	116,645
Republic Services, Inc. (Commercial Services & Supplies)	270	54,319
ResMed, Inc. (Health Care Equipment & Supplies)	195	44,595
Rollins, Inc. (Commercial Services & Supplies)	218	10,104
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	329	75,897
S&P Global, Inc. (Capital Markets)	198	98,610
Salesforce, Inc. (Software)	1,270	424,600
ServiceNow, Inc.* (Software)	274	290,473
Simon Property Group, Inc. (Retail REITs)	407	70,089
Stryker Corp. (Health Care Equipment & Supplies)	241	86,772
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	670	20,422
Synchrony Financial (Consumer Finance)	518	33,670
Synopsys, Inc.* (Software)	106	51,448
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	310	20,252
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	290	51,764
Tesla, Inc.* (Automobiles)	3,710	1,498,246
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	25	27,649

See accompanying notes to financial statements.

42 :: ProFund VP Large-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
The Bank of New York Mellon Corp. (Capital Markets)	522	$40,105
The Hartford Financial Services Group, Inc. (Insurance)	212	23,193
The Home Depot, Inc. (Specialty Retail)	581	226,003
The Progressive Corp. (Insurance)	778	186,416
The Sherwin-Williams Co. (Chemicals)	176	59,828
The TJX Cos., Inc. (Specialty Retail)	885	106,917
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	843	45,623
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	344	75,931
Tractor Supply Co. (Specialty Retail)	384	20,375
Trane Technologies PLC (Building Products)	298	110,067
TransDigm Group, Inc. (Aerospace & Defense)	74	93,779
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	143	10,104
Tyler Technologies, Inc.* (Software)	57	32,868
Uber Technologies, Inc.* (Ground Transportation)	2,798	168,775
UDR, Inc. (Residential REITs)	181	7,857
United Airlines Holdings, Inc.* (Passenger Airlines)	438	42,530
United Rentals, Inc. (Trading Companies & Distributors)	87	61,286
Veralto Corp. (Commercial Services & Supplies)	158	16,092
Verisk Analytics, Inc. (Professional Services)	83	22,861
Vertex Pharmaceuticals, Inc.* (Biotechnology)	343	138,126
Visa, Inc.—Class A (Financial Services)	2,296	725,627
Vistra Corp. (Independent Power/Renewable Electricity Producers)	453	62,455
Vulcan Materials Co. (Construction Materials)	109	28,038
W.R. Berkley Corp. (Insurance)	221	12,933
W.W. Grainger, Inc. (Trading Companies & Distributors)	59	62,189
Wabtec Corp. (Machinery)	228	43,227
Walmart, Inc. (Consumer Staples Distribution & Retail)	3,864	349,112

Common Stocks, continued

	Shares	Value
Waste Management, Inc. (Commercial Services & Supplies)	258	$52,062
Waters Corp.* (Life Sciences Tools & Services)	37	13,726
Welltower, Inc. (Health Care REITs)	425	53,563
Willis Towers Watson PLC (Insurance)	65	20,361
Workday, Inc.*—Class A (Software)	133	34,318
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	123	10,598
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	152	20,392
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	31	11,973
TOTAL COMMON STOCKS (Cost $18,195,458)		34,345,959

Repurchase Agreements(c) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $105,025	$105,000	$105,000
TOTAL REPURCHASE AGREEMENTS (Cost $105,000)		105,000
TOTAL INVESTMENT SECURITIES (Cost $18,300,458)—101.0%		34,450,959
Net other assets (liabilities)—(1.0)%		(324,183)
NET ASSETS—100.0%		$34,126,776

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  Amount is less than $0.50.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Growth :: 43

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$326,539	1.0%
Automobiles	1,498,246	4.4%
Banks	511,062	1.5%
Beverages	21,550	0.1%
Biotechnology	402,196	1.2%
Broadline Retail	1,608,474	4.7%
Building Products	200,618	0.6%
Capital Markets	584,089	1.7%
Chemicals	98,256	0.3%
Commercial Services & Supplies	282,805	0.8%
Communications Equipment	263,315	0.8%
Construction & Engineering	61,946	0.2%
Construction Materials	49,731	0.2%
Consumer Finance	310,857	0.9%
Consumer Staples Distribution & Retail	887,879	2.6%
Containers & Packaging	13,283	NM
Electric Utilities	265,274	0.8%
Electrical Equipment	421,585	1.2%
Electronic Equipment, Instruments & Components	133,406	0.4%
Entertainment	551,786	1.6%
Financial Services	2,176,282	6.4%
Ground Transportation	227,140	0.7%
Health Care Equipment & Supplies	594,765	1.7%
Health Care Providers & Services	51,894	0.1%
Health Care REITs	53,563	0.2%
Hotel & Resort REITs	10,249	NM
Hotels, Restaurants & Leisure	799,889	2.3%
Household Durables	88,164	0.3%
Household Products	43,455	0.1%
Independent Power/Renewable Electricity Producers	62,455	0.2%
Industrial Conglomerates	98,239	0.3%
Insurance	506,878	1.5%
	Value	% of Net Assets
Interactive Media & Services	$4,368,945	12.8%
IT Services	356,078	1.0%
Life Sciences Tools & Services	28,410	0.1%
Machinery	666,471	1.9%
Multi-Utilities	26,361	NM
Oil, Gas & Consumable Fuels	217,425	0.6%
Passenger Airlines	94,136	0.3%
Pharmaceuticals	808,284	2.4%
Professional Services	198,415	0.6%
Real Estate Management & Development	52,516	0.2%
Residential REITs	56,065	0.2%
Retail REITs	70,090	0.2%
Semiconductors & Semiconductor Equipment	6,080,884	17.8%
Software	4,530,030	13.3%
Specialized REITs	179,148	0.5%
Specialty Retail	517,062	1.5%
Technology Hardware, Storage & Peripherals	2,370,786	7.0%
Textiles, Apparel & Luxury Goods	99,933	0.3%
Tobacco	188,363	0.5%
Trading Companies & Distributors	154,756	0.4%
Wireless Telecommunication Services	75,931	0.2%
Other**	(219,183)	(0.6)%
Total	$34,126,776	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

44 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (99.3%)

	Shares	Value
3M Co. (Industrial Conglomerates)	383	$49,441
A.O. Smith Corp. (Building Products)	83	5,661
Abbott Laboratories (Health Care Equipment & Supplies)	1,219	137,881
AbbVie, Inc. (Biotechnology)	721	128,122
Accenture PLC—Class A (IT Services)	439	154,435
Adobe, Inc.* (Software)	180	80,042
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,140	137,700
Aflac, Inc. (Insurance)	351	36,307
Agilent Technologies, Inc. (Life Sciences Tools & Services)	202	27,137
Air Products & Chemicals, Inc. (Chemicals)	157	45,536
Akamai Technologies, Inc.* (IT Services)	106	10,139
Albemarle Corp. (Chemicals)	83	7,145
Alexandria Real Estate Equities, Inc. (Office REITs)	110	10,730
Align Technology, Inc.* (Health Care Equipment & Supplies)	49	10,217
Allegion PLC (Building Products)	29	3,790
Alliant Energy Corp. (Electric Utilities)	179	10,586
Allstate Corp. (Insurance)	187	36,052
Altria Group, Inc. (Tobacco)	642	33,570
Amazon.com, Inc.* (Broadline Retail)	2,762	605,954
Amcor PLC (Containers & Packaging)	1,013	9,532
Ameren Corp. (Multi-Utilities)	187	16,669
American Electric Power Co., Inc. (Electric Utilities)	374	34,494
American International Group, Inc. (Insurance)	437	31,814
American Tower Corp. (Specialized REITs)	328	60,158
American Water Works Co., Inc. (Water Utilities)	137	17,055
AMETEK, Inc. (Electrical Equipment)	86	15,502
Amgen, Inc. (Biotechnology)	216	56,298
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	349	74,149
ANSYS, Inc.* (Software)	35	11,807
Aon PLC—Class A (Insurance)	75	26,937
APA Corp. (Oil, Gas & Consumable Fuels)	259	5,980
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,738	1,436,911
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	336	54,644
Aptiv PLC* (Automobile Components)	164	9,919
Archer-Daniels-Midland Co. (Food Products)	335	16,924
Arthur J. Gallagher & Co. (Insurance)	97	27,533
Assurant, Inc. (Insurance)	36	7,676
AT&T, Inc. (Diversified Telecommunication Services)	5,043	114,829
Atmos Energy Corp. (Gas Utilities)	109	15,180
Automatic Data Processing, Inc. (Professional Services)	123	36,006
AvalonBay Communities, Inc. (Residential REITs)	56	12,318
Avery Dennison Corp. (Containers & Packaging)	57	10,666
Baker Hughes Co. (Energy Equipment & Services)	694	28,468
Ball Corp. (Containers & Packaging)	208	11,467
Bank of America Corp. (Banks)	4,690	206,127
Baxter International, Inc. (Health Care Equipment & Supplies)	357	10,410

Common Stocks, continued

	Shares	Value
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	204	$46,281
Berkshire Hathaway, Inc.*—Class B (Financial Services)	658	298,259
Best Buy Co., Inc. (Specialty Retail)	138	11,840
Biogen, Inc.* (Biotechnology)	103	15,751
Bio-Techne Corp. (Life Sciences Tools & Services)	111	7,995
BlackRock, Inc. (Capital Markets)	103	105,586
Blackstone, Inc. (Capital Markets)	508	87,589
BorgWarner, Inc. (Automobile Components)	152	4,832
Boston Properties, Inc. (Office REITs)	102	7,585
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,424	80,541
Broadridge Financial Solutions, Inc. (Professional Services)	46	10,400
Brown-Forman Corp.—Class B (Beverages)	126	4,785
Builders FirstSource, Inc.* (Building Products)	39	5,574
Bunge Global SA (Food Products)	98	7,620
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	83	8,576
Cadence Design Systems, Inc.* (Software)	87	26,140
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	148	4,946
Camden Property Trust (Residential REITs)	37	4,293
Campbell Soup Co. (Food Products)	136	5,696
Capital One Financial Corp. (Consumer Finance)	269	47,968
Cardinal Health, Inc. (Health Care Providers & Services)	171	20,224
CarMax, Inc.* (Specialty Retail)	109	8,912
Carrier Global Corp. (Building Products)	304	20,751
Cboe Global Markets, Inc. (Capital Markets)	74	14,460
CDW Corp. (Electronic Equipment, Instruments & Components)	94	16,360
Celanese Corp. (Chemicals)	76	5,260
Cencora, Inc. (Health Care Providers & Services)	124	27,860
Centene Corp.* (Health Care Providers & Services)	354	21,445
CenterPoint Energy, Inc. (Multi-Utilities)	456	14,469
CF Industries Holdings, Inc. (Chemicals)	123	10,494
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	36	6,646
Charter Communications, Inc.*—Class A (Media)	68	23,309
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,175	170,186
Chubb, Ltd. (Insurance)	264	72,943
Church & Dwight Co., Inc. (Household Products)	173	18,115
Cincinnati Financial Corp. (Insurance)	52	7,472
Cisco Systems, Inc. (Communications Equipment)	2,800	165,760
Citigroup, Inc. (Banks)	1,329	93,548
Citizens Financial Group, Inc. (Banks)	309	13,522
CME Group, Inc. (Capital Markets)	254	58,986
CMS Energy Corp. (Multi-Utilities)	209	13,930
Cognizant Technology Solutions Corp.—Class A (IT Services)	348	26,761
Colgate-Palmolive Co. (Household Products)	321	29,182
Comcast Corp.—Class A (Media)	2,679	100,544
Conagra Brands, Inc. (Food Products)	333	9,241
ConocoPhillips (Oil, Gas & Consumable Fuels)	909	90,146

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 45

Common Stocks, continued

	Shares	Value
Consolidated Edison, Inc. (Multi-Utilities)	243	$21,683
Constellation Brands, Inc.—Class A (Beverages)	110	24,310
Corning, Inc. (Electronic Equipment, Instruments & Components)	540	25,661
Corteva, Inc. (Chemicals)	482	27,455
CoStar Group, Inc.* (Real Estate Management & Development)	287	20,546
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	516	13,179
Crown Castle International Corp. (Specialized REITs)	305	27,682
CSX Corp. (Ground Transportation)	731	23,589
CVS Health Corp. (Health Care Providers & Services)	883	39,638
D.R. Horton, Inc. (Household Durables)	205	28,663
Danaher Corp. (Life Sciences Tools & Services)	452	103,757
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	47	8,774
Deere & Co. (Machinery)	100	42,370
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	115	13,253
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	460	15,056
Dexcom, Inc.* (Health Care Equipment & Supplies)	156	12,132
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	132	21,626
Digital Realty Trust, Inc. (Specialized REITs)	220	39,013
Dollar General Corp. (Consumer Staples Distribution & Retail)	154	11,676
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	141	10,567
Dominion Energy, Inc. (Multi-Utilities)	589	31,724
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	14	5,877
Dover Corp. (Machinery)	53	9,943
Dow, Inc. (Chemicals)	490	19,664
DTE Energy Co. (Multi-Utilities)	146	17,630
Duke Energy Corp. (Electric Utilities)	543	58,503
DuPont de Nemours, Inc. (Chemicals)	293	22,341
Eastman Chemical Co. (Chemicals)	82	7,488
eBay, Inc. (Broadline Retail)	109	6,753
Ecolab, Inc. (Chemicals)	91	21,323
Edison International (Electric Utilities)	272	21,716
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	414	30,648
Electronic Arts, Inc. (Entertainment)	101	14,776
Elevance Health, Inc. (Health Care Providers & Services)	163	60,132
Emerson Electric Co. (Electrical Equipment)	129	15,987
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	94	6,456
Entergy Corp. (Electric Utilities)	301	22,822
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	395	48,419
EPAM Systems, Inc.* (IT Services)	40	9,353
EQT Corp. (Oil, Gas & Consumable Fuels)	417	19,228
Equifax, Inc. (Professional Services)	87	22,172
Equinix, Inc. (Specialized REITs)	36	33,944
Equity Residential (Residential REITs)	239	17,151
Essex Property Trust, Inc. (Residential REITs)	24	6,851

Common Stocks, continued

	Shares		Value
Everest Group, Ltd. (Insurance)	30		$10,874
Evergy, Inc. (Electric Utilities)	160		9,848
Eversource Energy (Electric Utilities)	256		14,702
Exelon Corp. (Electric Utilities)	705		26,536
Expeditors International of Washington, Inc. (Air Freight & Logistics)	99		10,966
Extra Space Storage, Inc. (Specialized REITs)	82		12,267
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	3,089		332,283
F5, Inc.* (Communications Equipment)	22		5,532
FactSet Research Systems, Inc. (Capital Markets)	15		7,204
Fastenal Co. (Trading Companies & Distributors)	173		12,440
Federal Realty Investment Trust (Retail REITs)	54		6,045
FedEx Corp. (Air Freight & Logistics)	158		44,450
Fidelity National Information Services, Inc. (Financial Services)	378		30,531
Fifth Third Bancorp (Banks)	469		19,829
First Horizon Corp. (Banks)	—	(a)	9
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	35		6,168
FirstEnergy Corp. (Electric Utilities)	358		14,241
FMC Corp. (Chemicals)	86		4,180
Ford Motor Co. (Automobiles)	2,741		27,136
Fortive Corp. (Machinery)	243		18,225
Fox Corp.—Class A (Media)	154		7,481
Fox Corp.—Class B (Media)	91		4,162
Franklin Resources, Inc. (Capital Markets)	216		4,383
Freeport-McMoRan, Inc. (Metals & Mining)	1,007		38,346
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	321		25,096
Gen Digital, Inc. (Software)	158		4,326
Generac Holdings, Inc.* (Electrical Equipment)	16		2,481
General Dynamics Corp. (Aerospace & Defense)	182		47,955
General Electric Co. (Industrial Conglomerates)	449		74,889
General Mills, Inc. (Food Products)	389		24,808
General Motors Co. (Automobiles)	772		41,124
Genuine Parts Co. (Distributors)	98		11,443
Gilead Sciences, Inc. (Biotechnology)	875		80,824
Global Payments, Inc. (Financial Services)	179		20,059
Globe Life, Inc. (Insurance)	59		6,580
Halliburton Co. (Energy Equipment & Services)	616		16,749
Hasbro, Inc. (Leisure Products)	90		5,032
HCA Healthcare, Inc. (Health Care Providers & Services)	53		15,908
Healthpeak Properties, Inc. (Health Care REITs)	490		9,932
Henry Schein, Inc.* (Health Care Providers & Services)	87		6,020
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	910		19,429
Hologic, Inc.* (Health Care Equipment & Supplies)	163		11,751
Honeywell International, Inc. (Industrial Conglomerates)	457		103,232
Hormel Foods Corp. (Food Products)	203		6,368
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	180		3,154
HP, Inc. (Technology Hardware, Storage & Peripherals)	676		22,058
Humana, Inc. (Health Care Providers & Services)	85		21,565
Huntington Bancshares, Inc. (Banks)	1,019		16,579

See accompanying notes to financial statements.

46 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	28	$5,291
IDEX Corp. (Machinery)	53	11,092
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	58	23,980
Illinois Tool Works, Inc. (Machinery)	112	28,399
Incyte Corp.* (Biotechnology)	45	3,108
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,030	60,752
Intercontinental Exchange, Inc. (Capital Markets)	194	28,908
International Flavors & Fragrances, Inc. (Chemicals)	179	15,134
International Paper Co. (Containers & Packaging)	243	13,078
Invesco, Ltd. (Capital Markets)	314	5,489
Invitation Homes, Inc. (Residential REITs)	398	12,724
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	121	23,778
J.B. Hunt Transport Services, Inc. (Ground Transportation)	56	9,557
Jabil, Inc. (Electronic Equipment, Instruments & Components)	80	11,512
Jack Henry & Associates, Inc. (Financial Services)	31	5,434
Jacobs Solutions, Inc. (Professional Services)	88	11,759
Johnson & Johnson (Pharmaceuticals)	1,692	244,698
Johnson Controls International PLC (Building Products)	468	36,940
JPMorgan Chase & Co. (Banks)	850	203,754
Juniper Networks, Inc. (Communications Equipment)	231	8,651
Kellanova (Food Products)	188	15,222
Kenvue, Inc. (Personal Care Products)	1,346	28,737
Keurig Dr Pepper, Inc. (Beverages)	790	25,375
KeyCorp (Banks)	695	11,912
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	122	19,597
Kimberly-Clark Corp. (Household Products)	235	30,794
Kimco Realty Corp. (Retail REITs)	472	11,059
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,357	37,182
KKR & Co., Inc. (Capital Markets)	266	39,344
L3Harris Technologies, Inc. (Aerospace & Defense)	134	28,178
Labcorp Holdings, Inc. (Health Care Providers & Services)	59	13,530
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	904	65,296
Lamb Weston Holdings, Inc. (Food Products)	98	6,549
Leidos Holdings, Inc. (Professional Services)	45	6,483
Lennar Corp.—Class A (Household Durables)	168	22,910
Linde PLC (Chemicals)	334	139,837
LKQ Corp. (Distributors)	181	6,652
Lockheed Martin Corp.— Class B (Aerospace & Defense)	149	72,405
Loews Corp. (Insurance)	127	10,756
Lowe's Cos., Inc. (Specialty Retail)	399	98,473
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	43	16,444
LyondellbBasell Industries N.V.—Class A (Chemicals)	182	13,517
M&T Bank Corp. (Banks)	117	21,997

Common Stocks, continued

	Shares		Value
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	226		$31,527
MarketAxess Holdings, Inc. (Capital Markets)	27		6,103
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	—	(a)	87
Marsh & McLennan Cos., Inc. (Insurance)	194		41,208
Martin Marietta Materials, Inc. (Construction Materials)	21		10,847
Masco Corp. (Building Products)	90		6,531
Match Group, Inc.* (Interactive Media & Services)	175		5,724
McCormick & Co., Inc. (Food Products)	177		13,494
McDonald's Corp. (Hotels, Restaurants & Leisure)	504		146,104
McKesson Corp. (Health Care Providers & Services)	89		50,722
Medtronic PLC (Health Care Equipment & Supplies)	901		71,972
Merck & Co., Inc. (Pharmaceuticals)	1,778		176,875
MetLife, Inc. (Insurance)	409		33,489
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9		11,013
MGM Resorts International* (Hotels, Restaurants & Leisure)	157		5,440
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	376		21,564
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	778		65,476
Microsoft Corp. (Software)	2,509		1,057,543
Mid-America Apartment Communities, Inc. (Residential REITs)	49		7,574
Moderna, Inc.* (Biotechnology)	236		9,813
Mohawk Industries, Inc.* (Household Durables)	37		4,408
Molina Healthcare, Inc.* (Health Care Providers & Services)	40		11,642
Molson Coors Beverage Co.—Class B (Beverages)	121		6,936
Mondelez International, Inc.—Class A (Food Products)	939		56,087
Monster Beverage Corp.* (Beverages)	274		14,401
Moody's Corp. (Capital Markets)	53		25,089
Morgan Stanley (Capital Markets)	480		60,346
Nasdaq, Inc. (Capital Markets)	171		13,220
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	76		8,822
Newmont Corp. (Metals & Mining)	799		29,739
News Corp.—Class A (Media)	265		7,298
News Corp.—Class B (Media)	77		2,343
NextEra Energy, Inc. (Electric Utilities)	476		34,124
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	836		63,260
NiSource, Inc. (Multi-Utilities)	326		11,984
Nordson Corp. (Machinery)	38		7,951
Norfolk Southern Corp. (Ground Transportation)	159		37,317
Northern Trust Corp. (Capital Markets)	140		14,350
Northrop Grumman Corp. (Aerospace & Defense)	96		45,052
Nucor Corp. (Metals & Mining)	165		19,257
NVR, Inc.* (Household Durables)	1		8,179
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	107		22,240

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 47

Common Stocks, continued

	Shares	Value
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	473	$23,371
Old Dominion Freight Line, Inc. (Ground Transportation)	71	12,524
Omnicom Group, Inc. (Media)	137	11,787
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	298	18,789
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	181	18,172
Otis Worldwide Corp. (Machinery)	280	25,931
PACCAR, Inc. (Machinery)	166	17,267
Packaging Corp. of America (Containers & Packaging)	31	6,979
Paramount Global—Class B (Media)	416	4,351
Paychex, Inc. (Professional Services)	120	16,826
PayPal Holdings, Inc.* (Financial Services)	232	19,801
Pentair PLC (Machinery)	41	4,126
PepsiCo, Inc. (Beverages)	964	146,586
Pfizer, Inc. (Pharmaceuticals)	3,982	105,642
PG&E Corp. (Electric Utilities)	1,534	30,956
Philip Morris International, Inc. (Tobacco)	503	60,536
Phillips 66 (Oil, Gas & Consumable Fuels)	290	33,040
Pinnacle West Capital Corp. (Electric Utilities)	80	6,782
PNC Financial Services Group, Inc. (Banks)	280	53,998
Pool Corp. (Distributors)	27	9,205
PPG Industries, Inc. (Chemicals)	163	19,470
PPL Corp. (Electric Utilities)	248	8,050
Principal Financial Group, Inc. (Insurance)	147	11,379
Prologis, Inc. (Industrial REITs)	652	68,916
Prudential Financial, Inc. (Insurance)	251	29,751
PTC, Inc.* (Software)	45	8,274
Public Service Enterprise Group, Inc. (Multi-Utilities)	185	15,631
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	782	120,131
Quest Diagnostics, Inc. (Health Care Providers & Services)	79	11,918
Raymond James Financial, Inc. (Capital Markets)	49	7,611
Raytheon Technologies Corp. (Aerospace & Defense)	402	46,519
Realty Income Corp. (Retail REITs)	614	32,794
Regency Centers Corp. (Retail REITs)	114	8,428
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	74	52,712
Regions Financial Corp. (Banks)	637	14,982
Revvity, Inc. (Life Sciences Tools & Services)	86	9,598
Rockwell Automation, Inc. (Electrical Equipment)	80	22,863
Rollins, Inc. (Commercial Services & Supplies)	81	3,754
Roper Technologies, Inc. (Software)	76	39,509
Ross Stores, Inc. (Specialty Retail)	234	35,397
S&P Global, Inc. (Capital Markets)	119	59,266
SBA Communications Corp.—Class A (Specialized REITs)	76	15,489
Schlumberger N.V. (Energy Equipment & Services)	990	37,957
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	149	12,860
Sempra (Multi-Utilities)	445	39,034
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	113	10,021
Smurfit WestRock PLC (Containers & Packaging)	346	18,637
Snap-on, Inc. (Machinery)	37	12,561

Common Stocks, continued

	Shares	Value
Solventum Corp.* (Health Care Equipment & Supplies)	96	$6,342
Southwest Airlines Co. (Passenger Airlines)	420	14,120
Stanley Black & Decker, Inc. (Machinery)	109	8,752
Starbucks Corp. (Hotels, Restaurants & Leisure)	796	72,635
State Street Corp. (Capital Markets)	207	20,317
Steel Dynamics, Inc. (Metals & Mining)	100	11,407
STERIS PLC (Health Care Equipment & Supplies)	70	14,389
Stryker Corp. (Health Care Equipment & Supplies)	114	41,046
Synopsys, Inc.* (Software)	52	25,239
Sysco Corp. (Consumer Staples Distribution & Retail)	344	26,302
T. Rowe Price Group, Inc. (Capital Markets)	157	17,755
Take-Two Interactive Software, Inc.* (Entertainment)	115	21,169
Target Corp. (Consumer Staples Distribution & Retail)	324	43,798
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	211	30,167
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	33	15,316
Teleflex, Inc. (Health Care Equipment & Supplies)	33	5,873
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	115	14,481
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	642	120,380
Textron, Inc. (Aerospace & Defense)	130	9,944
The AES Corp. (Independent Power/Renewable Electricity Producers)	498	6,409
The Bank of New York Mellon Corp. (Capital Markets)	235	18,055
The Boeing Co.* (Aerospace & Defense)	526	93,103
The Charles Schwab Corp. (Capital Markets)	1,050	77,711
The Cigna Group (Health Care Providers & Services)	196	54,123
The Clorox Co. (Household Products)	87	14,130
The Coca-Cola Co. (Beverages)	2,725	169,658
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	140	12,870
The Estee Lauder Cos., Inc. (Personal Care Products)	163	12,222
The Goldman Sachs Group, Inc. (Capital Markets)	221	126,548
The Hartford Financial Services Group, Inc. (Insurance)	92	10,065
The Hershey Co. (Food Products)	104	17,612
The Home Depot, Inc. (Specialty Retail)	391	152,096
The Interpublic Group of Cos., Inc. (Media)	260	7,285
The J.M. Smucker Co. (Food Products)	75	8,259
The Kraft Heinz Co. (Food Products)	619	19,009
The Kroger Co. (Consumer Staples Distribution & Retail)	467	28,557
The Mosaic Co. (Chemicals)	222	5,457
The Procter & Gamble Co. (Household Products)	1,655	277,461
The Sherwin-Williams Co. (Chemicals)	70	23,795
The Southern Co. (Electric Utilities)	769	63,305
The TJX Cos., Inc. (Specialty Retail)	325	39,263
The Travelers Cos., Inc. (Insurance)	160	38,542
The Walt Disney Co. (Entertainment)	1,273	141,749
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	410	22,189

See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	270	$140,461
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	161	35,538
Tractor Supply Co. (Specialty Retail)	171	9,073
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	95	6,713
Truist Financial Corp. (Banks)	931	40,387
Tyson Foods, Inc.—Class A (Food Products)	199	11,431
U.S. Bancorp (Banks)	1,095	52,374
UDR, Inc. (Residential REITs)	114	4,949
Ulta Beauty, Inc.* (Specialty Retail)	33	14,353
Union Pacific Corp. (Ground Transportation)	426	97,146
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	514	64,815
UnitedHealth Group, Inc. (Health Care Providers & Services)	647	327,292
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	41	7,356
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	223	27,338
Ventas, Inc. (Health Care REITs)	294	17,314
Veralto Corp. (Commercial Services & Supplies)	91	9,268
VeriSign, Inc.* (IT Services)	58	12,004
Verisk Analytics, Inc. (Professional Services)	56	15,424
Verizon Communications, Inc. (Diversified Telecommunication Services)	2,957	118,251
Viatris, Inc. (Pharmaceuticals)	838	10,433
VICI Properties, Inc. (Specialized REITs)	739	21,586
Vulcan Materials Co. (Construction Materials)	35	9,003
W.R. Berkley Corp. (Insurance)	93	5,442
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	503	4,693
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,006	90,893
Warner Bros. Discovery, Inc.* (Entertainment)	1,567	16,563
Waste Management, Inc. (Commercial Services & Supplies)	121	24,417
Waters Corp.* (Life Sciences Tools & Services)	23	8,533
WEC Energy Group, Inc. (Multi-Utilities)	222	20,877
Wells Fargo & Co. (Banks)	2,339	164,291
Welltower, Inc. (Health Care REITs)	192	24,198
Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	51	$16,706
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	242	14,430
Weyerhaeuser Co. (Specialized REITs)	509	14,328
Willis Towers Watson PLC (Insurance)	37	11,590
Workday, Inc.*—Class A (Software)	80	20,642
Xcel Energy, Inc. (Electric Utilities)	403	27,211
Xylem, Inc. (Machinery)	171	19,839
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	116	15,563
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	20	7,724
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	140	14,788
Zoetis, Inc. (Pharmaceuticals)	317	51,649
TOTAL COMMON STOCKS (Cost $12,921,198)		16,838,842

Repurchase Agreements(b) (0.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $159,038	$159,000	$159,000
TOTAL REPURCHASE AGREEMENTS (Cost $159,000)		159,000
TOTAL INVESTMENT SECURITIES (Cost $13,080,198)—100.2%		16,997,842
Net other assets (liabilities)—(0.2)%		(30,341)
NET ASSETS—100.0%		$16,967,501

*  Non-income producing security.

(a)  Number of shares is less than 0.50.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Large-Cap Value :: 49

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$348,446	2.0%
Air Freight & Logistics	128,807	0.8%
Automobile Components	14,751	0.1%
Automobiles	68,260	0.4%
Banks	913,309	5.4%
Beverages	392,052	2.3%
Biotechnology	346,628	2.0%
Broadline Retail	612,708	3.6%
Building Products	79,247	0.5%
Capital Markets	798,320	4.7%
Chemicals	388,096	2.3%
Commercial Services & Supplies	37,439	0.2%
Communications Equipment	179,943	1.1%
Construction Materials	19,850	0.1%
Consumer Finance	47,968	0.3%
Consumer Staples Distribution & Retail	216,485	1.3%
Containers & Packaging	70,359	0.4%
Distributors	27,299	0.1%
Diversified Telecommunication Services	233,080	1.4%
Electric Utilities	383,876	2.3%
Electrical Equipment	56,833	0.3%
Electronic Equipment, Instruments & Components	133,050	0.8%
Energy Equipment & Services	83,174	0.5%
Entertainment	194,257	1.2%
Financial Services	374,084	2.2%
Food Products	218,320	1.3%
Gas Utilities	15,180	0.1%
Ground Transportation	180,133	1.1%
Health Care Equipment & Supplies	475,676	2.8%
Health Care Providers & Services	689,375	4.1%
Health Care REITs	51,444	0.3%
Hotel & Resort REITs	3,154	NM
Hotels, Restaurants & Leisure	259,426	1.5%
Household Durables	64,160	0.4%
Household Products	369,682	2.2%
Independent Power/Renewable Electricity Producers	6,409	NM
Industrial Conglomerates	227,562	1.3%
Industrial REITs	68,916	0.4%
	Value	% of Net Assets
Insurance	$456,410	2.7%
Interactive Media & Services	5,724	NM
IT Services	212,692	1.3%
Leisure Products	5,032	NM
Life Sciences Tools & Services	355,624	2.1%
Machinery	206,456	1.2%
Media	168,560	1.0%
Metals & Mining	98,749	0.6%
Multi-Utilities	203,631	1.2%
Office REITs	18,315	0.1%
Oil, Gas & Consumable Fuels	908,922	5.3%
Passenger Airlines	14,120	0.1%
Personal Care Products	40,959	0.2%
Pharmaceuticals	669,838	4.0%
Professional Services	119,070	0.7%
Real Estate Management & Development	20,546	0.1%
Residential REITs	65,860	0.4%
Retail REITs	58,326	0.4%
Semiconductors & Semiconductor Equipment	798,248	4.7%
Software	1,273,522	7.5%
Specialized REITs	224,467	1.3%
Specialty Retail	369,407	2.2%
Technology Hardware, Storage & Peripherals	1,527,762	9.0%
Textiles, Apparel & Luxury Goods	79,704	0.5%
Tobacco	94,106	0.5%
Trading Companies & Distributors	12,441	0.1%
Water Utilities	17,055	0.1%
Wireless Telecommunication Services	35,538	0.2%
Other**	128,659	0.7%
Total	$16,967,501	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

50 :: ProFund VP Materials :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (98.4%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	2,945	$854,168
Albemarle Corp. (Chemicals)	1,557	134,027
Amcor PLC (Containers & Packaging)	19,147	180,173
Avery Dennison Corp. (Containers & Packaging)	1,064	199,106
Ball Corp. (Containers & Packaging)	3,953	217,929
Celanese Corp. (Chemicals)	1,448	100,216
CF Industries Holdings, Inc. (Chemicals)	2,305	196,663
Corteva, Inc. (Chemicals)	9,105	518,621
Dow, Inc. (Chemicals)	9,274	372,166
DuPont de Nemours, Inc. (Chemicals)	5,537	422,196
Eastman Chemical Co. (Chemicals)	1,536	140,268
Ecolab, Inc. (Chemicals)	3,338	782,160
FMC Corp. (Chemicals)	1,654	80,401
Freeport-McMoRan, Inc. (Metals & Mining)	19,035	724,853
International Flavors & Fragrances, Inc. (Chemicals)	3,387	286,371
International Paper Co. (Containers & Packaging)	4,602	247,680
LyondellBasell Industries N.V.—A (Chemicals)	3,442	255,637
Martin Marietta Materials, Inc. (Construction Materials)	810	418,365
New Linde PLC (Chemicals)	6,308	2,640,969
Newmont Corp. (Metals & Mining)	15,081	561,315
Nucor Corp. (Metals & Mining)	3,111	363,085
Packaging Corp. of America (Containers & Packaging)	1,181	265,879
PPG Industries, Inc. (Chemicals)	3,073	367,070
Smurfit WestRock PLC (Containers & Packaging)	6,546	352,567

Common Stocks, continued

	Shares	Value
Steel Dynamics, Inc. (Metals & Mining)	1,876	$213,995
The Mosaic Co. (Chemicals)	4,208	103,433
The Sherwin-Williams Co. (Chemicals)	3,069	1,043,245
Vulcan Materials Co. (Construction Materials)	1,749	449,895
TOTAL COMMON STOCKS (Cost $5,938,710)		12,492,453

Repurchase Agreements(a) (1.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $137,032	$137,000	$137,000
TOTAL REPURCHASE AGREEMENTS (Cost $137,000)		137,000
TOTAL INVESTMENT SECURITIES (Cost $6,075,710)—99.5%		12,629,453
Net other assets (liabilities)—0.5%		59,680
NET ASSETS—100.0%		$12,689,133

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$204,815	$(2,259)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Chemicals	$8,297,611	65.4%
Construction Materials	868,260	6.8%
Containers & Packaging	1,463,334	11.5%
Metals & Mining	1,863,248	14.7%
Other**	196,680	1.6%
Total	$12,689,133	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap :: 51

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $10,196,414	$10,194,000	$10,194,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,194,000)		10,194,000
TOTAL INVESTMENT SECURITIES (Cost $10,194,000)—100.0%		10,194,000
Net other assets (liabilities)—0.0%		1,325
NET ASSETS—100.0%		$10,195,325

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $1,377,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	5	3/24/25	$1,573,350	$(102,234)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/25	4.98%	$2,991,265	$(17,335)
S&P MidCap 400	UBS AG	1/27/25	5.13%	5,624,558	(32,416)
				$8,615,823	$(49,751)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

52 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (100.1%)

	Shares	Value
AAON, Inc. (Building Products)	593	$69,784
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	449	67,112
Acuity Brands, Inc. (Electrical Equipment)	268	78,291
Advanced Drainage Systems, Inc. (Building Products)	298	34,449
AECOM (Construction & Engineering)	625	66,763
Affiliated Managers Group, Inc. (Capital Markets)	109	20,156
Agree Realty Corp. (Retail REITs)	371	26,137
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	436	9,531
Altair Engineering, Inc.*—Class A (Software)	330	36,006
American Airlines Group, Inc.* (Passenger Airlines)	5,773	100,623
American Financial Group, Inc. (Insurance)	279	38,203
American Homes 4 Rent—Class A (Residential REITs)	1,059	39,628
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,482	22,363
Appfolio, Inc.*—Class A (Software)	203	50,084
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	337	80,701
AptarGroup, Inc. (Containers & Packaging)	311	48,858
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	426	8,009
Aspen Technology, Inc.* (Software)	233	58,164
Axalta Coating Systems, Ltd.* (Chemicals)	1,034	35,383
Belden, Inc. (Electronic Equipment, Instruments & Components)	354	39,864
BellRing Brands, Inc.* (Personal Care Products)	523	39,403
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	547	48,874
Blackbaud, Inc. (Software)	170	12,566
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	355	25,752
Brixmor Property Group, Inc. (Retail REITs)	1,432	39,867
Bruker Corp. (Life Sciences Tools & Services)	447	26,203
Burlington Stores, Inc.* (Specialty Retail)	553	157,638
BWX Technologies, Inc. (Aerospace & Defense)	804	89,558
Cabot Corp. (Chemicals)	270	24,654
CACI International, Inc.*—Class A (Professional Services)	119	48,083
Carlisle Cos., Inc. (Building Products)	397	146,429
Carpenter Technology Corp. (Metals & Mining)	438	74,333
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	225	89,152
Celsius Holdings, Inc.* (Beverages)	885	23,311
ChampionX Corp. (Energy Equipment & Services)	669	18,190
Chart Industries, Inc.* (Machinery)	369	70,420
Chemed Corp. (Health Care Providers & Services)	61	32,318
Chewy, Inc.*—Class A (Specialty Retail)	1,446	48,427
Choice Hotels International, Inc.* (Hotels, Restaurants & Leisure)	197	27,970

Common Stocks, continued

	Shares	Value
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	646	$86,266
Ciena Corp.* (Communications Equipment)	762	64,625
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	285	28,380
Clean Harbors, Inc.* (Commercial Services & Supplies)	445	102,412
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,310	48,038
Coca-Cola Consolidated, Inc. (Beverages)	52	65,519
Cognex Corp. (Electronic Equipment, Instruments & Components)	602	21,588
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,359	128,737
Comfort Systems USA, Inc. (Construction & Engineering)	312	132,307
Commerce Bancshares, Inc. (Banks)	614	38,286
CommVault Systems, Inc.* (Software)	383	57,799
COPT Defense Properties (Office REITs)	513	15,877
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	1,048	53,354
Crane Co. (Machinery)	226	34,296
Crane NXT Co. (Electronic Equipment, Instruments & Components)	173	10,072
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	512	56,079
CubeSmart (Specialized REITs)	1,073	45,978
Cullen/Frost Bankers, Inc. (Banks)	394	52,895
Curtiss-Wright Corp. (Aerospace & Defense)	332	117,816
Cytokinetics, Inc.* (Biotechnology)	519	24,414
Dick's Sporting Goods, Inc. (Specialty Retail)	306	70,025
DocuSign, Inc.* (Software)	1,783	160,363
Donaldson Co., Inc. (Machinery)	599	40,343
Doximity, Inc.*—Class A (Health Care Technology)	1,125	60,064
Dropbox, Inc.*—Class A (Software)	1,193	35,838
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	854	84,913
Duolingo, Inc.* (Diversified Consumer Services)	332	107,645
Dynatrace, Inc.* (Software)	2,622	142,506
Eagle Materials, Inc. (Construction Materials)	294	72,548
East West Bancorp, Inc. (Banks)	1,218	116,635
EastGroup Properties, Inc. (Industrial REITs)	205	32,900
elf Beauty, Inc.* (Personal Care Products)	494	62,022
EMCOR Group, Inc. (Construction & Engineering)	404	183,375
Encompass Health Corp. (Health Care Providers & Services)	629	58,088
Equitable Holdings, Inc. (Financial Services)	2,752	129,812
Equity LifeStyle Properties, Inc. (Residential REITs)	840	55,943
Esab Corp. (Machinery)	499	59,850
Euronet Worldwide, Inc.* (Financial Services)	215	22,111
Evercore Partners, Inc. (Capital Markets)	312	86,483
Exelixis, Inc.* (Biotechnology)	2,508	83,516
ExlService Holdings, Inc.* (Professional Services)	1,412	62,665
Exponent, Inc. (Professional Services)	267	23,790
Fabrinet* (Electronic Equipment, Instruments & Components)	318	69,922
Federated Hermes, Inc. (Capital Markets)	416	17,102

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 53

Common Stocks, continued

	Shares	Value
First Financial Bankshares, Inc. (Banks)	632	$22,784
First Industrial Realty Trust, Inc. (Industrial REITs)	628	31,482
FirstCash Holdings, Inc. (Consumer Finance)	220	22,792
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	528	52,642
Flowserve Corp. (Machinery)	807	46,419
GameStop Corp.—Class A (Specialty Retail)	1,571	49,235
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,036	49,894
GATX Corp. (Trading Companies & Distributors)	194	30,062
Genpact, Ltd. (Professional Services)	755	32,427
Gentex Corp. (Automobile Components)	819	23,530
Glacier Bancorp, Inc. (Banks)	448	22,499
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	999	82,627
Graco, Inc. (Machinery)	726	61,195
Grand Canyon Education, Inc.* (Diversified Consumer Services)	253	41,441
Graphic Packaging Holding Co. (Containers & Packaging)	1,027	27,893
H&R Block, Inc. (Diversified Consumer Services)	1,204	63,619
Haemonetics Corp.* (Health Care Equipment & Supplies)	256	19,988
Halozyme Therapeutics, Inc.* (Biotechnology)	1,117	53,404
Hamilton Lane, Inc.—Class A (Capital Markets)	367	54,334
HealthEquity, Inc.* (Health Care Providers & Services)	768	73,690
Hexcel Corp. (Aerospace & Defense)	356	22,321
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	544	21,189
Home BancShares, Inc. (Banks)	617	17,461
Houlihan Lokey, Inc. (Capital Markets)	470	81,620
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	370	58,083
IDACORP, Inc. (Electric Utilities)	193	21,091
Illumina, Inc.* (Life Sciences Tools & Services)	724	96,748
Independence Realty Trust, Inc. (Residential REITs)	1,184	23,491
Ingredion, Inc. (Food Products)	246	33,840
Interactive Brokers Group, Inc.—Class A (Capital Markets)	957	169,074
International Bancshares Corp. (Banks)	332	20,969
Iridium Communications, Inc. (Diversified Telecommunication Services)	489	14,191
ITT, Inc. (Machinery)	508	72,583
Janus Henderson Group PLC (Capital Markets)	447	19,011
Jefferies Financial Group, Inc. (Capital Markets)	756	59,270
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	221	55,944
KB Home (Household Durables)	321	21,096
KBR, Inc. (Professional Services)	491	28,444
Kinsale Capital Group, Inc. (Insurance)	195	90,700
Kirby Corp.* (Marine Transportation)	504	53,323
Kite Realty Group Trust (Retail REITs)	829	20,924
Knife River Corp. (Construction Materials)	497	50,515
Kyndryl Holdings, Inc.* (IT Services)	1,143	39,548

Common Stocks, continued

	Shares	Value
Lamar Advertising Co.—Class A (Specialized REITs)	486	$59,165
Lancaster Colony Corp. (Food Products)	84	14,544
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	610	54,571
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	595	33,707
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	775	66,945
Lincoln Electric Holdings, Inc. (Machinery)	282	52,867
LivaNova PLC* (Health Care Equipment & Supplies)	194	8,984
Louisiana-Pacific Corp. (Paper & Forest Products)	549	56,849
Lumentum Holdings, Inc.* (Communications Equipment)	379	31,817
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	508	65,994
Manhattan Associates, Inc.* (Software)	537	145,119
Masimo Corp.* (Health Care Equipment & Supplies)	390	64,467
MasTec, Inc.* (Construction & Engineering)	541	73,652
Matador Resources Co. (Oil, Gas & Consumable Fuels)	652	36,682
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	224	74,420
MGIC Investment Corp. (Financial Services)	1,067	25,299
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	242	25,262
Morningstar, Inc. (Capital Markets)	237	79,812
MSA Safety, Inc. (Commercial Services & Supplies)	174	28,844
Mueller Industries, Inc. (Machinery)	998	79,201
Murphy USA, Inc. (Specialty Retail)	163	81,785
National Storage Affiliates Trust (Specialized REITs)	616	23,353
Neurocrine Biosciences, Inc.* (Biotechnology)	890	121,485
NewMarket Corp. (Chemicals)	30	15,851
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	193	29,485
nVent Electric PLC (Electrical Equipment)	1,449	98,764
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	318	34,894
Omega Healthcare Investors, Inc. (Health Care REITs)	948	35,882
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	243	40,501
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	214	14,492
Owens Corning (Building Products)	754	128,421
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	889	12,508
Parsons Corp.* (Professional Services)	410	37,823
Paylocity Holding Corp.* (Professional Services)	381	75,997
Penumbra, Inc.* (Health Care Equipment & Supplies)	220	52,246
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	5,590	80,384
Pilgrim's Pride Corp.* (Food Products)	354	16,068

See accompanying notes to financial statements.

54 :: ProFund VP Mid-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Pinnacle Financial Partners, Inc. (Banks)	429	$49,073
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	739	73,065
Post Holdings, Inc.* (Food Products)	233	26,669
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	170	10,489
Primerica, Inc. (Insurance)	293	79,526
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	2,735	168,011
Qualys, Inc.* (Software)	187	26,221
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	936	49,477
Range Resources Corp. (Oil, Gas & Consumable Fuels)	976	35,116
Rb Global, Inc. (Commercial Services & Supplies)	1,621	146,230
RBC Bearings, Inc.* (Machinery)	274	81,963
RenaissanceRe Holdings, Ltd. (Insurance)	456	113,458
Repligen Corp.* (Life Sciences Tools & Services)	193	27,780
RH* (Specialty Retail)	66	25,977
RLI Corp. (Insurance)	366	60,328
Roivant Sciences, Ltd.* (Biotechnology)	3,771	44,611
Royal Gold, Inc. (Metals & Mining)	260	34,281
RPM International, Inc. (Chemicals)	645	79,374
Ryan Specialty Holdings, Inc. (Insurance)	935	59,990
Ryder System, Inc. (Ground Transportation)	198	31,058
Saia, Inc.* (Ground Transportation)	233	106,186
Sarepta Therapeutics, Inc.* (Biotechnology)	840	102,136
SEI Investments Co. (Capital Markets)	526	43,384
Service Corp. International (Diversified Consumer Services)	775	61,861
Shift4 Payments, Inc.*—Class A (Financial Services)	603	62,579
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	123	15,279
Simpson Manufacturing Co., Inc. (Building Products)	244	40,463
SLM Corp. (Consumer Finance)	1,865	51,437
Sotera Health Co.* (Life Sciences Tools & Services)	621	8,495
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	879	111,694
Stifel Financial Corp. (Capital Markets)	639	67,785
Synovus Financial Corp. (Banks)	610	31,250
Tempur Sealy International, Inc. (Household Durables)	899	50,964
Tenet Healthcare Corp.* (Health Care Providers & Services)	509	64,251
Teradata Corp.* (Software)	294	9,158
Tetra Tech, Inc. (Commercial Services & Supplies)	2,350	93,624
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	587	105,911
The Brink's Co. (Commercial Services & Supplies)	193	17,905
The Carlyle Group, Inc. (Capital Markets)	685	34,586
The Ensign Group, Inc. (Health Care Providers & Services)	499	66,297
The New York Times Co.—Class A (Media)	773	40,235
The Scotts Miracle-Gro Co. (Chemicals)	139	9,221

Common Stocks, continued

	Shares	Value
The Toro Co. (Machinery)	377	$30,198
The Wendy's Co. (Hotels, Restaurants & Leisure)	675	11,003
TKO Group Holdings, Inc.* (Entertainment)	585	83,134
Toll Brothers, Inc. (Household Durables)	887	111,718
TopBuild Corp.* (Household Durables)	257	80,014
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	601	30,320
Trex Co., Inc.* (Building Products)	461	31,823
UMB Financial Corp. (Banks)	226	25,506
United Therapeutics Corp.* (Biotechnology)	392	138,313
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	179	26,170
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	175	32,804
Valaris, Ltd.* (Energy Equipment & Services)	574	25,394
Valmont Industries, Inc. (Construction & Engineering)	129	39,560
Valvoline, Inc. (Specialty Retail)	1,131	40,920
Viper Energy, Inc. (Oil & Gas Producers)	904	44,359
Vontier Corp. (Electronic Equipment, Instruments & Components)	553	20,168
Vornado Realty Trust (Office REITs)	1,064	44,731
Voya Financial, Inc. (Financial Services)	439	30,216
Warner Music Group Corp.—Class A (Entertainment)	597	18,507
Watsco, Inc. (Trading Companies & Distributors)	191	90,513
Watts Water Technologies, Inc.—Class A (Machinery)	124	25,209
Weatherford International PLC (Energy Equipment & Services)	306	21,919
Western Alliance Bancorp (Banks)	957	79,948
WEX, Inc.* (Financial Services)	244	42,778
Williams-Sonoma, Inc. (Specialty Retail)	1,109	205,365
Wingstop, Inc. (Hotels, Restaurants & Leisure)	256	72,755
Wintrust Financial Corp. (Banks)	305	38,037
Woodward, Inc. (Aerospace & Defense)	525	87,371
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	683	68,840
XPO, Inc.* (Ground Transportation)	501	65,706
YETI Holdings, Inc.* (Leisure Products)	312	12,015
Zions Bancorp N.A. (Banks)	519	28,156
TOTAL COMMON STOCKS (Cost $9,174,545)		13,048,855

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $36,009	$36,000	$36,000
TOTAL REPURCHASE AGREEMENTS (Cost $36,000)		36,000
TOTAL INVESTMENT SECURITIES (Cost $9,210,545)—100.4%		13,084,855
Net other assets (liabilities)—(0.4)%		(51,846)
NET ASSETS—100.0%		$13,033,009

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Growth :: 55

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$317,066	2.4%
Automobile Components	23,530	0.2%
Banks	543,499	4.2%
Beverages	88,830	0.7%
Biotechnology	575,888	4.4%
Broadline Retail	34,894	0.3%
Building Products	451,369	3.5%
Capital Markets	732,618	5.6%
Chemicals	164,483	1.3%
Commercial Services & Supplies	389,015	3.0%
Communications Equipment	96,442	0.7%
Construction & Engineering	495,657	3.8%
Construction Materials	123,063	1.0%
Consumer Finance	74,229	0.5%
Consumer Staples Distribution & Retail	249,721	1.9%
Containers & Packaging	76,751	0.6%
Diversified Consumer Services	274,566	2.1%
Diversified Telecommunication Services	14,191	0.1%
Electric Utilities	21,091	0.2%
Electrical Equipment	177,055	1.4%
Electronic Equipment, Instruments & Components	319,836	2.5%
Energy Equipment & Services	65,503	0.5%
Entertainment	101,641	0.8%
Financial Services	312,795	2.4%
Food Products	91,121	0.7%
Ground Transportation	202,950	1.5%
Health Care Equipment & Supplies	282,883	2.2%
Health Care Providers & Services	294,644	2.2%
Health Care REITs	35,882	0.3%
Health Care Technology	60,064	0.5%
Hotel & Resort REITs	12,508	0.1%
Hotels, Restaurants & Leisure	680,903	5.2%
Household Durables	263,793	2.0%
Independent Power/Renewable Electricity Producers	14,492	0.1%
Industrial REITs	64,382	0.5%
	Value	% of Net Assets
Insurance	$442,204	3.4%
IT Services	39,548	0.3%
Leisure Products	12,015	0.1%
Life Sciences Tools & Services	233,646	1.8%
Machinery	654,544	5.0%
Marine Transportation	53,323	0.4%
Media	40,235	0.3%
Metals & Mining	108,614	0.8%
Office REITs	60,608	0.4%
Oil & Gas Producers	44,359	0.3%
Oil, Gas & Consumable Fuels	307,496	2.4%
Paper & Forest Products	56,849	0.4%
Passenger Airlines	100,623	0.8%
Personal Care Products	101,424	0.8%
Professional Services	309,229	2.4%
Real Estate Management & Development	55,944	0.4%
Residential REITs	119,062	0.9%
Retail REITs	86,928	0.7%
Semiconductors & Semiconductor Equipment	304,790	2.3%
Software	733,824	5.6%
Specialized REITs	178,390	1.4%
Specialty Retail	799,125	6.2%
Technology Hardware, Storage & Peripherals	168,011	1.3%
Textiles, Apparel & Luxury Goods	56,079	0.4%
Trading Companies & Distributors	254,630	1.9%
Other**	(15,846)	(0.1)%
Total	$13,033,009	100.0%

REIT  Real Estate Investment Trust

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

56 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (99.8%)

	Shares	Value
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	680	$26,962
Advanced Drainage Systems, Inc. (Building Products)	268	30,981
AECOM (Construction & Engineering)	461	49,244
Affiliated Managers Group, Inc. (Capital Markets)	131	24,225
AGCO Corp. (Machinery)	455	42,533
Agree Realty Corp. (Retail REITs)	448	31,562
Alcoa Corp. (Metals & Mining)	1,889	71,366
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	591	12,919
ALLETE, Inc. (Electric Utilities)	424	27,475
Ally Financial, Inc. (Consumer Finance)	2,008	72,308
Altair Engineering, Inc.*—Class A (Software)	164	17,894
Amedisys, Inc.* (Health Care Providers & Services)	239	21,699
American Financial Group, Inc. (Insurance)	296	40,531
American Homes 4 Rent—Class A (Residential REITs)	1,439	53,848
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	829	21,297
Annaly Capital Management, Inc. (Mortgage REITs)	4,101	75,048
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	1,232	18,591
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	2,140	75,007
AptarGroup, Inc. (Containers & Packaging)	227	35,662
Aramark (Hotels, Restaurants & Leisure)	1,927	71,895
Arcadium Lithium PLC* (Chemicals)	7,873	40,388
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	385	43,551
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	553	10,396
ASGN, Inc.* (IT Services)	324	27,002
Ashland, Inc. (Chemicals)	356	25,440
Associated Banc-Corp. (Banks)	1,176	28,106
Autoliv, Inc. (Automobile Components)	530	49,709
AutoNation, Inc.* (Specialty Retail)	192	32,609
Avantor, Inc.* (Life Sciences Tools & Services)	4,980	104,929
Avient Corp. (Chemicals)	669	27,335
Avis Budget Group, Inc.* (Ground Transportation)	123	9,915
Avnet, Inc. (Electronic Equipment, Instruments & Components)	637	33,328
Axalta Coating Systems, Ltd.* (Chemicals)	733	25,083
Bank OZK (Banks)	772	34,377
BellRing Brands, Inc.* (Personal Care Products)	511	38,499
Berry Global Group, Inc. (Containers & Packaging)	839	54,258
BILL Holdings, Inc.* (Software)	697	59,043
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1,395	91,694
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	140	45,991
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	514	45,926
Black Hills Corp. (Multi-Utilities)	522	30,547
Blackbaud, Inc. (Software)	146	10,792
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	190	13,783

Common Stocks, continued

	Shares	Value
Brighthouse Financial, Inc.* (Insurance)	435	$20,897
Brixmor Property Group, Inc. (Retail REITs)	1,016	28,285
Bruker Corp. (Life Sciences Tools & Services)	438	25,676
Brunswick Corp. (Leisure Products)	483	31,240
Cabot Corp. (Chemicals)	176	16,071
CACI International, Inc.*—Class A (Professional Services)	66	26,668
Cadence Bank (Banks)	1,339	46,129
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	864	18,196
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	83	32,887
Celsius Holdings, Inc.* (Beverages)	413	10,878
ChampionX Corp. (Energy Equipment & Services)	837	22,758
Chemed Corp. (Health Care Providers & Services)	60	31,788
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	449	52,497
Ciena Corp.* (Communications Equipment)	423	35,874
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	153	15,236
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	648	29,724
Cleveland-Cliffs, Inc.* (Metals & Mining)	3,543	33,304
CNH Industrial N.V. (Machinery)	6,397	72,477
CNO Financial Group, Inc. (Insurance)	756	28,131
Cognex Corp. (Electronic Equipment, Instruments & Components)	752	26,967
Columbia Banking System, Inc. (Banks)	1,534	41,433
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	233	19,556
Comerica, Inc. (Banks)	963	59,562
Commerce Bancshares, Inc. (Banks)	385	24,017
Commercial Metals Co. (Metals & Mining)	834	41,366
Concentrix Corp. (Professional Services)	342	14,798
COPT Defense Properties (Office REITs)	394	12,194
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	535	27,237
Coty, Inc.—Class A (Personal Care Products)	2,672	18,597
Cousins Properties, Inc. (Office REITs)	1,224	37,504
Crane Co. (Machinery)	168	25,494
Crane NXT Co. (Electronic Equipment, Instruments & Components)	215	12,517
Crown Holdings, Inc. (Containers & Packaging)	866	71,609
CubeSmart (Specialized REITs)	761	32,609
Cullen/Frost Bankers, Inc. (Banks)	140	18,795
Cytokinetics, Inc.* (Biotechnology)	433	20,368
Darling Ingredients, Inc.* (Food Products)	1,163	39,181
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,454	27,598
Dick's Sporting Goods, Inc. (Specialty Retail)	170	38,903
Dolby Laboratories, Inc.*—Class A (Software)	437	34,130
Donaldson Co., Inc. (Machinery)	376	25,324
Dropbox, Inc.*—Class A (Software)	636	19,105
EastGroup Properties, Inc. (Industrial REITs)	192	30,814
Encompass Health Corp. (Health Care Providers & Services)	212	19,578
EnerSys (Electrical Equipment)	292	26,990
Enovis Corp.* (Health Care Equipment & Supplies)	409	17,947

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 57

Common Stocks, continued

	Shares	Value
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,256	$24,228
EPR Properties (Specialized REITs)	553	24,487
Equity LifeStyle Properties, Inc. (Residential REITs)	699	46,553
Essent Group, Ltd. (Financial Services)	778	42,354
Essential Utilities, Inc. (Water Utilities)	1,850	67,192
Euronet Worldwide, Inc.* (Financial Services)	124	12,752
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	1,538	153,107
Exponent, Inc. (Professional Services)	150	13,365
F.N.B. Corp. (Banks)	2,631	38,886
Federated Hermes, Inc. (Capital Markets)	221	9,085
Fidelity National Financial, Inc. (Insurance)	1,902	106,779
First American Financial Corp. (Insurance)	754	47,080
First Financial Bankshares, Inc. (Banks)	414	14,925
First Horizon Corp. (Banks)	3,879	78,124
First Industrial Realty Trust, Inc. (Industrial REITs)	447	22,408
FirstCash Holdings, Inc. (Consumer Finance)	102	10,567
Five Below, Inc.* (Specialty Retail)	403	42,299
Flex Ltd.* (Electronic Equipment, Instruments & Components)	2,837	108,912
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	345	34,397
Flowers Foods, Inc. (Food Products)	1,432	29,585
Flowserve Corp. (Machinery)	289	16,623
Fluor Corp. (Construction & Engineering)	1,254	61,847
Fortune Brands Innovations, Inc. (Building Products)	909	62,112
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	1,621	56,250
FTI Consulting, Inc.* (Professional Services)	259	49,503
GameStop Corp.—Class A (Specialty Retail)	1,667	52,244
Gaming and Leisure Properties, Inc. (Specialized REITs)	1,144	55,095
GATX Corp. (Trading Companies & Distributors)	98	15,186
Genpact, Ltd. (Professional Services)	558	23,966
Gentex Corp. (Automobile Components)	980	28,155
Glacier Bancorp, Inc. (Banks)	456	22,900
Graco, Inc. (Machinery)	630	53,103
Graham Holdings Co.—Class B (Diversified Consumer Services)	25	21,798
Graphic Packaging Holding Co. (Containers & Packaging)	1,340	36,394
Greif, Inc.—Class A (Containers & Packaging)	190	11,613
GXO Logistics, Inc.* (Air Freight & Logistics)	874	38,019
Haemonetics Corp.* (Health Care Equipment & Supplies)	156	12,180
Hancock Whitney Corp. (Banks)	630	34,474
Harley-Davidson, Inc. (Automobiles)	838	25,249
Healthcare Realty Trust, Inc. (Health Care REITs)	2,594	43,968
Hexcel Corp. (Aerospace & Defense)	296	18,559
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	1,169	40,973
Home BancShares, Inc. (Banks)	838	23,715
IDACORP, Inc. (Electric Utilities)	228	24,916
Illumina, Inc.* (Life Sciences Tools & Services)	556	74,298
Independence Realty Trust, Inc. (Residential REITs)	657	13,035

Common Stocks, continued

	Shares	Value
Ingredion, Inc. (Food Products)	271	$37,279
Insperity, Inc. (Professional Services)	260	20,153
International Bancshares Corp. (Banks)	114	7,200
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	197	14,326
Iridium Communications, Inc. (Diversified Telecommunication Services)	423	12,275
ITT, Inc. (Machinery)	174	24,861
Janus Henderson Group PLC (Capital Markets)	558	23,732
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	444	54,678
Jefferies Financial Group, Inc. (Capital Markets)	557	43,669
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	165	41,768
KB Home (Household Durables)	247	16,233
KBR, Inc. (Professional Services)	565	32,730
Kemper Corp. (Insurance)	441	29,300
Kilroy Realty Corp. (Office REITs)	778	31,470
Kite Realty Group Trust (Retail REITs)	918	23,170
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	1,186	62,905
Kyndryl Holdings, Inc.* (IT Services)	747	25,846
Lamar Advertising Co.—Class A (Specialized REITs)	238	28,974
Lancaster Colony Corp. (Food Products)	72	12,466
Landstar System, Inc. (Ground Transportation)	259	44,512
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	515	29,175
Lear Corp. (Automobile Components)	397	37,596
Lincoln Electric Holdings, Inc. (Machinery)	177	33,182
Lithia Motors, Inc. (Specialty Retail)	196	70,057
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	181	42,653
LivaNova PLC* (Health Care Equipment & Supplies)	233	10,790
Lumentum Holdings, Inc.* (Communications Equipment)	186	15,615
Macy's, Inc. (Broadline Retail)	2,028	34,334
ManpowerGroup, Inc. (Professional Services)	344	19,856
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	234	21,013
Matador Resources Co. (Oil, Gas & Consumable Fuels)	306	17,216
Mattel, Inc.* (Leisure Products)	2,464	43,688
Maximus, Inc. (Professional Services)	441	32,921
MGIC Investment Corp. (Financial Services)	964	22,856
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	291	30,377
MSA Safety, Inc. (Commercial Services & Supplies)	144	23,871
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	327	24,424
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,004	30,381
National Fuel Gas Co. (Gas Utilities)	669	40,595
National Retail Properties, Inc. (Retail REITs)	1,373	56,087
Neogen Corp.* (Health Care Equipment & Supplies)	1,444	17,530
New Jersey Resources Corp. (Gas Utilities)	726	33,868
New York Community Bancorp, Inc. (Banks)	2,217	20,685
NewMarket Corp. (Chemicals)	32	16,907

See accompanying notes to financial statements.

58 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Nexstar Media Group, Inc. (Media)	212	$33,490
NEXTracker, Inc.*—Class A (Electrical Equipment)	1,052	38,430
Nordstrom, Inc. (Broadline Retail)	707	17,074
NorthWestern Energy Group, Inc. (Multi-Utilities)	450	24,057
NOV, Inc. (Energy Equipment & Services)	2,847	41,566
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	102	15,583
OGE Energy Corp. (Electric Utilities)	1,471	60,679
Old National Bancorp (Banks)	2,333	50,638
Old Republic International Corp. (Insurance)	1,707	61,776
Olin Corp. (Chemicals)	852	28,798
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	184	20,190
Omega Healthcare Investors, Inc. (Health Care REITs)	1,185	44,852
ONE Gas, Inc. (Gas Utilities)	415	28,739
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	160	26,667
Option Care Health, Inc.* (Health Care Providers & Services)	1,246	28,907
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	230	15,576
Oshkosh Corp. (Machinery)	476	45,253
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	1,905	77,153
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	771	10,848
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	714	18,957
Penske Automotive Group, Inc. (Specialty Retail)	137	20,884
Penumbra, Inc.* (Health Care Equipment & Supplies)	97	23,036
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,140	96,387
Perrigo Co. PLC (Pharmaceuticals)	997	25,633
Pinnacle Financial Partners, Inc. (Banks)	201	22,992
Polaris Industries, Inc. (Leisure Products)	383	22,068
Portland General Electric Co. (Electric Utilities)	772	33,675
Post Holdings, Inc.* (Food Products)	154	17,627
PotlatchDeltic Corp. (Specialized REITs)	523	20,528
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	274	16,906
Prosperity Bancshares, Inc. (Banks)	698	52,594
PVH Corp. (Textiles, Apparel & Luxury Goods)	408	43,146
Qualys, Inc.* (Software)	113	15,845
Range Resources Corp. (Oil, Gas & Consumable Fuels)	954	34,325
Rayonier, Inc. (Specialized REITs)	981	25,604
Regal Rexnord Corp. (Electrical Equipment)	484	75,082
Reinsurance Group of America, Inc. (Insurance)	482	102,970
Reliance Steel & Aluminum Co. (Metals & Mining)	396	106,627
Repligen Corp.* (Life Sciences Tools & Services)	220	31,667
Rexford Industrial Realty, Inc. (Industrial REITs)	1,625	62,823
RH* (Specialty Retail)	55	21,647
Royal Gold, Inc. (Metals & Mining)	263	34,677
RPM International, Inc. (Chemicals)	405	49,839
Ryder System, Inc. (Ground Transportation)	146	22,902

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Health Care REITs)	1,731	$29,981
Science Applications International Corp. (Professional Services)	363	40,576
SEI Investments Co. (Capital Markets)	280	23,094
Selective Insurance Group, Inc. (Insurance)	447	41,803
Sensata Technologies Holding PLC (Electrical Equipment)	1,092	29,921
Service Corp. International (Diversified Consumer Services)	413	32,966
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	135	16,770
Siligan Holdings, Inc. (Containers & Packaging)	592	30,814
Simpson Manufacturing Co., Inc. (Building Products)	104	17,246
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	964	64,819
Sonoco Products Co. (Containers & Packaging)	718	35,074
Sotera Health Co.* (Life Sciences Tools & Services)	604	8,263
SouthState Corp. (Banks)	557	55,410
Southwest Gas Holdings, Inc. (Gas Utilities)	441	31,183
Spire, Inc. (Gas Utilities)	423	28,692
STAG Industrial, Inc. (Industrial REITs)	1,334	45,116
Starwood Property Trust, Inc. (Mortgage REITs)	2,342	44,381
Stifel Financial Corp. (Capital Markets)	217	23,019
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	293	22,362
Synovus Financial Corp. (Banks)	529	27,101
Taylor Morrison Home Corp.* (Household Durables)	758	46,397
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	553	64,856
Tempur Sealy International, Inc. (Household Durables)	521	29,535
Tenet Healthcare Corp.* (Health Care Providers & Services)	270	34,082
Teradata Corp.* (Software)	454	14,142
Terex Corp. (Machinery)	489	22,602
Texas Capital Bancshares, Inc.* (Banks)	338	26,432
The Boston Beer Co., Inc.*—Class A (Beverages)	65	19,499
The Brink's Co. (Commercial Services & Supplies)	161	14,936
The Carlyle Group, Inc. (Capital Markets)	972	49,076
The Chemours Co. (Chemicals)	1,094	18,489
The Gap, Inc. (Specialty Retail)	1,625	38,399
The Goodyear Tire & Rubber Co. (Automobile Components)	2,086	18,774
The Hanover Insurance Group, Inc. (Insurance)	262	40,521
The Middleby Corp.* (Machinery)	394	53,367
The New York Times Co.—Class A (Media)	549	28,575
The Scotts Miracle-Gro Co. (Chemicals)	197	13,069
The Timken Co. (Machinery)	467	33,330
The Toro Co. (Machinery)	435	34,844
The Wendy's Co. (Hotels, Restaurants & Leisure)	689	11,231
The Western Union Co. (Financial Services)	2,471	26,193
Thor Industries, Inc. (Automobiles)	388	37,135
Trex Co., Inc.* (Building Products)	399	27,543
TXNM Energy, Inc. (Electric Utilities)	660	32,452

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Mid-Cap Value :: 59

Common Stocks, continued

	Shares	Value
UFP Industries, Inc. (Building Products)	446	$50,242
UGI Corp. (Gas Utilities)	1,570	44,321
UMB Financial Corp. (Banks)	136	15,349
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	1,382	11,443
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	950	7,087
United Bankshares, Inc. (Banks)	986	37,024
United States Steel Corp. (Metals & Mining)	1,647	55,982
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	175	25,585
Unum Group (Insurance)	1,230	89,827
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,704	114,952
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	128	23,994
Valley National Bancorp (Banks)	3,473	31,465
Valmont Industries, Inc. (Construction & Engineering)	40	12,267
Visteon Corp.* (Automobile Components)	202	17,921
Vontier Corp. (Electronic Equipment, Instruments & Components)	638	23,268
Vornado Realty Trust (Office REITs)	328	13,789
Voya Financial, Inc. (Financial Services)	338	23,265
Warner Music Group Corp.—Class A (Entertainment)	539	16,709
Watsco, Inc. (Trading Companies & Distributors)	96	45,493
Watts Water Technologies, Inc.—Class A (Machinery)	97	19,720
Weatherford International PLC (Energy Equipment & Services)	277	19,842
Webster Financial Corp. (Banks)	1,254	69,246
WESCO International, Inc. (Trading Companies & Distributors)	327	59,174
Westlake Corp. (Chemicals)	244	27,975
WEX, Inc.* (Financial Services)	86	15,078
Whirlpool Corp. (Household Durables)	404	46,250
Wintrust Financial Corp. (Banks)	233	29,057
Common Stocks, continued

	Shares	Value
WP Carey, Inc. (Equity REIT-Diversified)	1,600	$87,168
XPO, Inc.* (Ground Transportation)	435	57,050
YETI Holdings, Inc.* (Leisure Products)	361	13,902
Zions Bancorp N.A. (Banks)	648	35,154
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	1,985	20,862
TOTAL COMMON STOCKS (Cost $8,348,636)		10,436,389

Repurchase Agreements(a) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $29,007	$29,000	$29,000
TOTAL REPURCHASE AGREEMENTS (Cost $29,000)		29,000
TOTAL INVESTMENT SECURITIES (Cost $8,377,636)—100.1%		10,465,389
Net other assets (liabilities)—(0.1)%		(14,654)
NET ASSETS—100.0%		$10,450,735

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

60 :: ProFund VP Mid-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$18,559	0.2%
Air Freight & Logistics	38,019	0.4%
Automobile Components	152,155	1.4%
Automobiles	62,384	0.6%
Banks	945,791	9.0%
Beverages	30,377	0.3%
Biotechnology	122,458	1.2%
Broadline Retail	71,598	0.7%
Building Products	188,124	1.8%
Capital Markets	195,900	1.9%
Chemicals	289,394	2.8%
Commercial Services & Supplies	38,807	0.4%
Communications Equipment	51,489	0.5%
Construction & Engineering	123,358	1.2%
Consumer Finance	82,875	0.8%
Consumer Staples Distribution & Retail	290,152	2.8%
Containers & Packaging	275,424	2.6%
Diversified Consumer Services	54,764	0.5%
Diversified Telecommunication Services	68,524	0.6%
Electric Utilities	179,197	1.7%
Electrical Equipment	170,423	1.6%
Electronic Equipment, Instruments & Components	385,960	3.7%
Energy Equipment & Services	84,165	0.8%
Entertainment	16,709	0.2%
Equity REIT-Diversified	87,168	0.8%
Financial Services	142,498	1.4%
Food Products	136,138	1.3%
Gas Utilities	207,398	2.0%
Ground Transportation	197,284	1.9%
Health Care Equipment & Supplies	133,309	1.3%
Health Care Providers & Services	163,016	1.5%
Health Care REITs	118,801	1.1%
Hotel & Resort REITs	10,848	0.1%
Hotels, Restaurants & Leisure	141,917	1.3%
Household Durables	138,415	1.3%
Independent Power/Renewable Electricity Producers	15,576	0.2%
	Value	% of Net Assets
Industrial REITs	$161,161	1.6%
Insurance	609,615	5.8%
Interactive Media & Services	20,863	0.2%
IT Services	52,849	0.5%
Leisure Products	110,898	1.1%
Life Sciences Tools & Services	290,823	2.8%
Machinery	502,714	4.8%
Media	62,065	0.6%
Metals & Mining	343,322	3.3%
Mortgage REITs	119,429	1.1%
Multi-Utilities	54,604	0.5%
Office REITs	94,957	0.9%
Oil, Gas & Consumable Fuels	547,931	5.3%
Personal Care Products	57,096	0.5%
Pharmaceuticals	80,312	0.8%
Professional Services	274,535	2.6%
Real Estate Management & Development	41,768	0.4%
Residential REITs	113,436	1.1%
Retail REITs	139,104	1.3%
Semiconductors & Semiconductor Equipment	217,294	2.1%
Software	170,951	1.6%
Specialized REITs	187,297	1.8%
Specialty Retail	351,438	3.4%
Textiles, Apparel & Luxury Goods	164,247	1.6%
Trading Companies & Distributors	171,514	1.6%
Water Utilities	67,192	0.6%
Other**	14,346	0.2%
Total	$10,450,735	100.0%

REIT  Real Estate Investment Trust

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 61

Common Stocks (69.0%)

	Shares	Value
Adobe, Inc.* (Software)	3,460	$1,538,593
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	12,754	1,540,556
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,402	447,057
Alphabet, Inc.—Class A (Interactive Media & Services)	18,665	3,533,284
Alphabet, Inc.—Class C (Interactive Media & Services)	17,678	3,366,598
Amazon.com, Inc.* (Broadline Retail)	33,589	7,369,092
American Electric Power Co., Inc. (Electric Utilities)	4,185	385,983
Amgen, Inc. (Biotechnology)	4,224	1,100,943
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,900	828,594
ANSYS, Inc.* (Software)	687	231,746
Apple, Inc. (Technology Hardware, Storage & Peripherals)	48,286	12,091,780
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,479	1,053,680
AppLovin Corp*—Class A (Software)	2,347	760,029
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	1,007	124,223
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	697	483,076
AstraZeneca PLCADR (Pharmaceuticals)	4,576	299,820
Atlassian Corp.*—Class A (Software)	1,269	308,849
Autodesk, Inc.* (Software)	1,690	499,513
Automatic Data Processing, Inc. (Professional Services)	3,202	937,322
Axon Enterprise, Inc.* (Aerospace & Defense)	599	355,998
Baker Hughes Co. (Energy Equipment & Services)	7,777	319,013
Biogen, Inc.* (Biotechnology)	1,145	175,093
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	260	1,291,788
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	24,676	5,720,884
Cadence Design Systems, Inc.* (Software)	2,155	647,491
CDW Corp. (Electronic Equipment, Instruments & Components)	1,047	182,220
Charter Communications, Inc.*—Class A (Media)	1,118	383,217
Cintas Corp. (Commercial Services & Supplies)	3,170	579,159
Cisco Systems, Inc. (Communications Equipment)	31,300	1,852,960
Coca-Cola European Partners PLC (Beverages)	3,618	277,899
Cognizant Technology Solutions Corp.—Class A (IT Services)	3,897	299,679
Comcast Corp.—Class A (Media)	29,998	1,125,825
Constellation Energy Corp. (Electric Utilities)	2,458	549,879
Copart, Inc.* (Commercial Services & Supplies)	7,572	434,557
CoStar Group, Inc.* (Real Estate Management & Development)	3,222	230,663
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	3,482	3,190,452

Common Stocks, continued

	Shares	Value
Crowdstrike Holdings, Inc.*—Class A (Software)	1,838	$628,890
CSX Corp. (Ground Transportation)	15,155	489,052
Datadog, Inc.*—Class A (Software)	2,462	351,795
Dexcom, Inc.* (Health Care Equipment & Supplies)	3,070	238,754
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	2,295	375,989
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	3,057	512,812
Electronic Arts, Inc. (Entertainment)	2,061	301,524
Exelon Corp. (Electric Utilities)	7,897	297,243
Fastenal Co. (Trading Companies & Distributors)	4,502	323,739
Fortinet, Inc.* (Software)	6,024	569,148
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	3,591	280,744
Gilead Sciences, Inc. (Biotechnology)	9,794	904,672
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	4,343	186,358
Honeywell International, Inc. (Industrial Conglomerates)	5,110	1,154,298
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	644	266,255
Intel Corp. (Semiconductors & Semiconductor Equipment)	33,896	679,615
Intuit, Inc. (Software)	2,200	1,382,700
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,799	1,460,967
Keurig Dr Pepper, Inc. (Beverages)	10,660	342,399
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,051	662,256
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	10,112	730,390
Linde PLC (Chemicals)	3,742	1,566,663
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	925	353,729
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	2,184	609,205
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,807	751,833
MercadoLibre, Inc.* (Broadline Retail)	398	676,775
Meta Platforms, Inc.—Class A (Interactive Media & Services)	6,964	4,077,491
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,220	242,017
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,755	736,821
Microsoft Corp. (Software)	23,750	10,010,624
MicroStrategy, Inc.*—Class A (Software)	1,438	416,474
Mondelez International, Inc.—Class A (Food Products)	10,509	627,703
MongoDB, Inc.* (IT Services)	581	135,263
Monster Beverage Corp.* (Beverages)	7,643	401,716
Netflix, Inc.* (Entertainment)	3,359	2,993,945
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	78,230	10,505,507

See accompanying notes to financial statements.

62 :: ProFund VP Nasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,997	$415,076
Old Dominion Freight Line, Inc. (Ground Transportation)	1,678	295,999
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,346	210,965
O'Reilly Automotive, Inc.* (Specialty Retail)	454	538,353
PACCAR, Inc. (Machinery)	4,120	428,562
Palantir Technologies, Inc.*—Class A (Software)	17,138	1,296,147
Palo Alto Networks, Inc.* (Software)	5,157	938,368
Paychex, Inc. (Professional Services)	2,828	396,542
PayPal Holdings, Inc.* (Financial Services)	7,879	672,473
PepsiCo, Inc. (Beverages)	10,782	1,639,511
Pinduoduo, Inc.*ADR (Broadline Retail)	5,249	509,101
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,731	1,341,256
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	849	604,768
Roper Technologies, Inc. (Software)	843	438,234
Ross Stores, Inc. (Specialty Retail)	2,607	394,361
Starbucks Corp. (Hotels, Restaurants & Leisure)	8,911	813,129
Synopsys, Inc.* (Software)	1,207	585,830
Take-Two Interactive Software, Inc.* (Entertainment)	1,380	254,030
Tesla, Inc.* (Automobiles)	11,587	4,679,294
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	7,169	1,344,259
The Kraft Heinz Co. (Food Products)	9,503	291,837
The Trade Desk, Inc.*—Class A (Media)	3,534	415,351
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	9,120	2,013,058
Verisk Analytics, Inc. (Professional Services)	1,110	305,727
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,024	815,065
Warner Bros. Discovery, Inc.* (Entertainment)	19,279	203,779
Workday, Inc.*—Class A (Software)	1,674	431,942
Xcel Energy, Inc. (Electric Utilities)	4,513	304,718
Zscaler, Inc.* (Software)	1,206	217,574
TOTAL COMMON STOCKS (Cost $38,586,197)		123,558,190

Repurchase Agreements(b)(c) (21.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $37,643,912	$37,635,000	$37,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,635,000)		37,635,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	178,627	$178,627
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $178,627)		178,627
TOTAL INVESTMENT SECURITIES (Cost $76,399,824)—90.1%		161,371,817
Net other assets (liabilities)—9.9%		17,657,285
NET ASSETS—100.0%		$179,029,102

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $173,228.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $2,238,000.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	45	3/24/25	$19,103,850	$(752,205)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	UBS AG	1/27/25	5.13%	$210,122	$(4,721)
Nasdaq-100 Index	Goldman Sachs International	1/27/25	5.08%	36,119,920	(438,522)
				$36,330,042	$(443,243)

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Nasdaq-100 :: 63

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$355,998	0.2%
Automobiles	4,679,294	2.6%
Beverages	2,661,525	1.5%
Biotechnology	3,600,541	2.0%
Broadline Retail	8,554,966	4.8%
Chemicals	1,566,663	0.9%
Commercial Services & Supplies	1,013,716	0.6%
Communications Equipment	1,852,960	1.0%
Consumer Staples Distribution & Retail	3,190,452	1.8%
Electric Utilities	1,537,823	0.8%
Electronic Equipment, Instruments & Components	182,220	0.1%
Energy Equipment & Services	319,012	0.2%
Entertainment	3,753,278	2.1%
Financial Services	672,473	0.4%
Food Products	919,540	0.5%
Ground Transportation	785,051	0.4%
Health Care Equipment & Supplies	2,246,720	1.3%
Hotels, Restaurants & Leisure	3,673,992	2.1%
Industrial Conglomerates	1,154,298	0.7%
Interactive Media & Services	10,977,374	6.1%
IT Services	434,942	0.2%
Machinery	428,562	0.2%
Media	1,924,393	1.1%
	Value	% of Net Assets
Oil, Gas & Consumable Fuels	$375,990	0.2%
Pharmaceuticals	299,820	0.2%
Professional Services	1,639,591	0.9%
Real Estate Management & Development	230,663	0.1%
Semiconductors & Semiconductor Equipment	27,557,367	15.3%
Software	21,253,947	11.9%
Specialty Retail	932,714	0.5%
Technology Hardware, Storage & Peripherals	12,091,780	6.8%
Textiles, Apparel & Luxury Goods	353,729	0.2%
Trading Companies & Distributors	323,739	0.2%
Wireless Telecommunication Services	2,013,057	1.1%
Other**	55,470,912	31.0%
Total	$179,029,102	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

64 :: ProFund VP Pharmaceuticals :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (97.6%)

	Shares	Value
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	14,831	$117,462
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	4,939	183,385
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,430	189,610
Arvinas, Inc.* (Pharmaceuticals)	8,981	172,166
Axsome Therapeutics, Inc.* (Pharmaceuticals)	3,437	290,805
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,930	335,401
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	6,541	187,400
Corcept Therapeutics, Inc.* (Pharmaceuticals)	5,592	281,781
CorMedix, Inc.* (Pharmaceuticals)	14,067	113,943
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	11,272	300,962
Elanco Animal Health, Inc.* (Pharmaceuticals)	26,809	324,657
Eli Lilly & Co. (Pharmaceuticals)	422	325,784
Enliven Therapeutics, Inc.* (Pharmaceuticals)	3,393	76,343
Esperion Therapeutics, Inc.* (Pharmaceuticals)	35,083	77,183
Evolus, Inc.* (Pharmaceuticals)	9,876	109,031
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	10,395	77,443
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	7,674	264,062
Harrow, Inc.* (Pharmaceuticals)	7,622	255,718
Innoviva, Inc.* (Pharmaceuticals)	6,639	115,187
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	4,005	334,498
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,782	342,603
Johnson & Johnson (Pharmaceuticals)	2,290	331,180
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,192	127,723
Liquidia Corp.* (Pharmaceuticals)	11,212	131,853
Merck & Co., Inc. (Pharmaceuticals)	3,368	335,049
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	8,872	61,749
Neumora Therapeutics, Inc.* (Pharmaceuticals)	16,504	174,942
Nuvation Bio, Inc.* (Pharmaceuticals)	23,031	61,262
Ocular Therapeutix, Inc.* (Pharmaceuticals)	14,411	123,070
Organon & Co. (Pharmaceuticals)	21,423	319,631
Pacira BioSciences, Inc.* (Pharmaceuticals)	7,642	143,975
Perrigo Co. PLC (Pharmaceuticals)	12,308	316,439
Pfizer, Inc. (Pharmaceuticals)	13,313	353,193
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	10,522	85,439

Common Stocks, continued

	Shares	Value
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	2,414	$50,694
Pliant Therapeutics, Inc.* (Pharmaceuticals)	4,923	64,836
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,027	236,378
Royalty Pharma PLC—Class A (Pharmaceuticals)	13,330	340,048
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,957	143,085
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	6,443	356,748
Viatris, Inc. (Pharmaceuticals)	26,346	328,008
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	11,803	146,003
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	16,777	56,874
Zevra Therapeutics, Inc.* (Pharmaceuticals)	9,199	76,720
Zoetis, Inc. (Pharmaceuticals)	1,897	309,078
TOTAL COMMON STOCKS (Cost $6,432,467)		9,149,401

Repurchase Agreements(a) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $176,042	$176,000	$176,000
TOTAL REPURCHASE AGREEMENTS (Cost $176,000)		176,000
TOTAL INVESTMENT SECURITIES (Cost $6,608,467)—99.5%		9,325,401
Net other assets (liabilities)—0.5%		48,755
NET ASSETS—100.0%		$9,374,156

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	1/23/25	5.08%	$261,700	$(1,932)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Pharmaceuticals :: 65

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Pharmaceuticals	$9,149,401	97.6%
Other**	224,755	2.4%
Total	$9,374,156	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

66 :: ProFund VP Precious Metals :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $23,856,648	$23,851,000	$23,851,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,851,000)		23,851,000
TOTAL INVESTMENT SECURITIES (Cost $23,851,000)—102.5%		23,851,000
Net other assets (liabilities)—(2.5)%		(576,110)
NET ASSETS—100.0%		$23,274,890

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $3,828,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	1/23/25	5.08%	$9,950,396	$(159,571)
Dow Jones Precious Metals Index	UBS AG	1/23/25	5.13%	13,307,582	(206,851)
				$23,257,978	$(366,422)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Real Estate :: 67

Common Stocks (98.4%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Office REITs)	1,072	$104,574
American Tower Corp. (Specialized REITs)	3,221	590,763
AvalonBay Communities, Inc. (Residential REITs)	979	215,352
Boston Properties, Inc. (Office REITs)	1,003	74,583
Camden Property Trust (Residential REITs)	735	85,289
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	2,073	272,165
CoStar Group, Inc.* (Real Estate Management & Development)	2,826	202,313
Crown Castle International Corp. (Specialized REITs)	2,995	271,826
Digital Realty Trust, Inc. (Specialized REITs)	2,149	381,082
Equinix, Inc. (Specialized REITs)	665	627,021
Equity Commonwealth* (Office REITs)	1	1
Equity Residential (Residential REITs)	2,353	168,851
Essex Property Trust, Inc. (Residential REITs)	443	126,450
Extra Space Storage, Inc. (Specialized REITs)	1,461	218,566
Federal Realty Investment Trust (Retail REITs)	527	58,998
Healthpeak Properties, Inc. (Health Care REITs)	4,821	97,722
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	4,818	84,411
Invitation Homes, Inc. (Residential REITs)	3,927	125,546
Iron Mountain, Inc. (Specialized REITs)	2,023	212,638
Kimco Realty Corp. (Retail REITs)	4,646	108,856
Mid-America Apartment Communities, Inc. (Residential REITs)	806	124,583
Prologis, Inc. (Industrial REITs)	6,383	674,683
Public Storage (Specialized REITs)	1,086	325,192
Realty Income Corp. (Retail REITs)	6,032	322,169
Regency Centers Corp. (Retail REITs)	1,126	83,245
SBA Communications Corp.—CLASS A (Specialized REITs)	741	151,016

Common Stocks, continued

	Shares	Value
Simon Property Group, Inc. (Retail REITs)	2,114	$364,052
UDR, Inc. (Residential REITs)	2,069	89,815
Ventas, Inc. (Health Care REITs)	2,891	170,251
VICI Properties, Inc. (Specialized REITs)	7,266	212,240
Welltower, Inc. (Health Care REITs)	4,077	513,824
Weyerhaeuser Co. (Specialized REITs)	5,008	140,975
TOTAL COMMON STOCKS (Cost $3,630,662)		7,199,052

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $17,004	$17,000	$17,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,000)		17,000
TOTAL INVESTMENT SECURITIES (Cost $3,647,662)—98.6%		7,216,052
Net other assets (liabilities)—1.4%		102,565
NET ASSETS—100.0%		$7,318,617

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

REIT  Real Estate Investment Trust

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$167,209	$982

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Real Estate invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Health Care REITs	$781,797	10.7%
Hotel & Resort REITs	84,411	1.2%
Industrial REITs	674,683	9.2%
Office REITs	179,158	2.4%
Real Estate Management & Development	474,477	6.5%
Residential REITs	935,886	12.8%
Retail REITs	937,320	12.8%
	Value	% of Net Assets
Specialized REITs	$3,131,320	42.8%
Other**	119,565	1.6%
Total	$7,318,617	100.0%

REIT  Real Estate Investment Trust

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

68 :: ProFund VP Rising Rates Opportunity :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (96.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $8,507,014	$8,505,000	$8,505,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,505,000)		8,505,000
TOTAL INVESTMENT SECURITIES (Cost $8,505,000)—96.8%		8,505,000
Net other assets (liabilities)—3.2%		277,231
NET ASSETS—100.0%		$8,782,231

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $279,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Citibank North America	1/15/25	(4.50)%	$(6,170,615)	$135,483
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Societe Generale	1/15/25	(4.16)%	(4,949,948)	141,236
				$(11,120,563)	$276,719

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Semiconductor :: 69

Common Stocks (44.1%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	11,842	$1,430,395
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	953	20,833
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	828	21,271
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,623	769,743
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,016	978,382
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	237	16,559
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	34,083	7,901,803
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	388	38,637
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	986	67,718
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,102	109,164
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	605	25,961
Intel Corp. (Semiconductors & Semiconductor Equipment)	31,474	631,054
KLA Corp. (Semiconductors & Semiconductor Equipment)	976	614,997
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	9,389	678,167
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,007	57,047
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,321	698,154
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,919	224,755
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	8,091	680,939
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	491	51,255
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	356	210,645
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	179,006	24,038,716
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,855	385,562
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	3,107	195,896
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	360	60,001
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	415	25,606
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	690	48,252

Common Stocks, continued

	Shares	Value
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	8,107	$1,245,397
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	778	41,125
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	237	29,440
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,166	103,401
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,188	149,593
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	6,657	1,248,254
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	322	47,076
TOTAL COMMON STOCKS (Cost $9,763,668)		42,845,798

Repurchase Agreements(b) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $1,312,311	$1,312,000	$1,312,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,312,000)		1,312,000

Collateral for Securities Loaned(c) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(d)	51,814	$51,814
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $51,814)		51,814
TOTAL INVESTMENT SECURITIES (Cost $11,127,482)—45.6%		44,209,612
Net other assets (liabilities)—54.4%		52,740,275
NET ASSETS—100.0%		$96,949,887

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $25,961.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

See accompanying notes to financial statements.

70 :: ProFund VP Semiconductor :: Schedule of Portfolio Investments :: December 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	1/23/25	5.08%	$54,224,115	$(57,394)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$42,845,798	44.1%
Other**	54,104,089	55.9%
Total	$96,949,887	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Short Dow 30 :: 71

Repurchase Agreements(a)(b) (85.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.20%, dated 12/31/24, due 1/2/25, total to be received $5,001	$5,000	$5,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,000)		5,000
TOTAL INVESTMENT SECURITIES (Cost $5,000)—85.4%		5,000
Net other assets (liabilities)—14.6%		858
NET ASSETS—100.0%		$5,858

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $4,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/25	(4.83)%	$(786)	$7
Dow Jones Industrial Average	UBS AG	1/27/25	(4.73)%	(5,044)	56
				$(5,830)	$63

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

72 :: ProFund VP Short Emerging Markets :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (99.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $446,106	$446,000	$446,000
TOTAL REPURCHASE AGREEMENTS (Cost $446,000)		446,000
TOTAL INVESTMENT SECURITIES (Cost $446,000)—99.5%		446,000
Net other assets (liabilities)—0.5%		2,291
NET ASSETS—100.0%		$448,291

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $90,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	UBS AG	1/27/25	(4.33)%	$(303,642)	$4,123
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	1/27/25	(4.13)%	(142,174)	2,021
				$(445,816)	$6,144

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Short International :: 73

Repurchase Agreements(a)(b) (101.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $517,122	$517,000	$517,000
TOTAL REPURCHASE AGREEMENTS (Cost $517,000)		517,000
TOTAL INVESTMENT SECURITIES (Cost $517,000)—101.2%		517,000
Net other assets (liabilities)—(1.2)%		(6,311)
NET ASSETS—100.0%		$510,689

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $166,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	UBS AG	1/27/25	(4.63)%	$(390,937)	$3,091
MSCI EAFE Index	Goldman Sachs International	1/27/25	(4.28)%	(118,928)	1,050
				$(509,865)	$4,141

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

74 :: ProFund VP Short Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (97.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $59,014	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES (Cost $59,000)—97.3%		59,000
Net other assets (liabilities)—2.7%		1,650
NET ASSETS—100.0%		$60,650

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $29,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	UBS AG	1/27/25	(4.73)%	$(43,642)	$249
S&P MidCap 400	Goldman Sachs International	1/27/25	(4.58)%	(16,513)	91
				$(60,155)	$340

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Short Nasdaq-100 :: 75

Repurchase Agreements(a)(b) (100.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $1,928,457	$1,928,000	$1,928,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,928,000)		1,928,000
TOTAL INVESTMENT SECURITIES (Cost $1,928,000)—100.0%		1,928,000
Net other assets (liabilities)—0.0%		236
NET ASSETS—100.0%		$1,928,236

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $344,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	1	3/24/25	$(424,530)	$16,727

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/25	(4.83)%	$(61,986)	$2,236
Nasdaq-100 Index	UBS AG	1/27/25	(4.73)%	(1,428,828)	32,036
				$(1,490,814)	$34,272

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

76 :: ProFund VP Short Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (98.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $2,230,528	$2,230,000	$2,230,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,230,000)		2,230,000
TOTAL INVESTMENT SECURITIES (Cost $2,230,000)—98.0%		2,230,000
Net other assets (liabilities)—2.0%		44,350
NET ASSETS—100.0%		$2,274,350

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $253,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	1	3/24/25	$(112,490)	$8,803

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	UBS AG	1/27/25	(4.63)%	$(55,754)	$358
Russell 2000 Index	Goldman Sachs International	1/27/25	(4.48)%	(2,105,271)	13,324
				$(2,161,025)	$13,682

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 77

Common Stocks (61.8%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	63	$515
1st Source Corp. (Banks)	45	2,627
1stdibs.Com, Inc.* (Broadline Retail)	63	223
2seventy bio, Inc.* (Biotechnology)	121	356
374Water, Inc.* (Machinery)	161	110
3D Systems Corp.* (Machinery)	314	1,030
4D Molecular Therapeutics, Inc.* (Biotechnology)	124	691
89bio, Inc.* (Biotechnology)	207	1,619
8X8, Inc.* (Software)	315	841
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	59	130
A10 Networks, Inc.* (Software)	175	3,220
AAR Corp. (Aerospace & Defense)	86	5,270
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	124	18,535
ABM Industries, Inc. (Commercial Services & Supplies)	156	7,984
Absci Corp.* (Biotechnology)	197	516
Acacia Research Corp.* (Financial Services)	93	404
Academy Sports & Outdoors, Inc. (Specialty Retail)	170	9,780
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	295	5,413
Acadia Realty Trust (Retail REITs)	289	6,982
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	127	1,356
ACCO Brands Corp. (Commercial Services & Supplies)	231	1,213
Accolade, Inc.* (Health Care Providers & Services)	180	616
Accuray, Inc.* (Health Care Equipment & Supplies)	239	473
ACELYRIN, Inc.* (Biotechnology)	180	565
Achieve Life Sciences, Inc.* (Biotechnology)	85	299
ACI Worldwide, Inc.* (Software)	260	13,497
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	126	1,903
ACNB Corp. (Banks)	20	797
Acrivon Therapeutics, Inc.* (Biotechnology)	29	175
Actinium Pharmaceuticals, Inc.* (Biotechnology)	78	98
Acumen Pharmaceuticals, Inc.* (Biotechnology)	104	179
Acushnet Holdings Corp. (Leisure Products)	70	4,976
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	365	7,884
AdaptHealth Corp.* (Health Care Providers & Services)	251	2,390
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	286	1,715
ADC Therapeutics SA* (Biotechnology)	201	400
Addus HomeCare Corp.* (Health Care Providers & Services)	43	5,390
Adeia, Inc. (Software)	268	3,747
Adient PLC (Automobile Components)	214	3,687
ADMA Biologics, Inc.* (Biotechnology)	556	9,535
Adtalem Global Education, Inc.* (Diversified Consumer Services)	93	8,449

Common Stocks, continued

	Shares	Value
ADTRAN Holdings, Inc. (Communications Equipment)	194	$1,616
Advanced Emissions Solutions, Inc.* (Chemicals)	69	522
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	92	10,638
AdvanSix, Inc. (Chemicals)	63	1,795
Advantage Solutions, Inc.* (Media)	261	762
Adverum Biotechnologies, Inc.* (Biotechnology)	51	238
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	70	1,164
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	89	239
Aerovate Therapeutics, Inc.* (Biotechnology)	33	87
AeroVironment, Inc.* (Aerospace & Defense)	69	10,619
AerSale Corp.* (Aerospace & Defense)	83	523
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	57	271
AFC Gamma, Inc. (Mortgage REITs)	42	350
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	71	472
Agenus, Inc.* (Biotechnology)	53	145
agilon health, Inc.* (Health Care Providers & Services)	761	1,446
Agilysys, Inc.* (Software)	56	7,376
Agios Pharmaceuticals, Inc.* (Biotechnology)	139	4,568
Air Transport Services Group, Inc.* (Air Freight & Logistics)	126	2,769
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	33	171
Airship AI Holdings, Inc.* (Software)	20	125
Aka Brands Holding Corp.* (Specialty Retail)	2	37
Akebia Therapeutics, Inc.* (Biotechnology)	513	975
Akero Therapeutics, Inc. (Biotechnology)	167	4,646
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	66	151
Alamo Group, Inc. (Machinery)	25	4,648
Alarm.com Holdings, Inc.* (Software)	117	7,114
Albany International Corp. (Machinery)	77	6,158
Aldeyra Therapeutics, Inc.* (Biotechnology)	123	614
Alector, Inc.* (Biotechnology)	199	376
Alerus Financial Corp. (Financial Services)	55	1,058
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	180	3,193
Alexander's, Inc. (Retail REITs)	5	1,000
Alico, Inc. (Food Products)	18	467
Alight, Inc.*—Class A (Professional Services)	1,036	7,169
Alignment Healthcare, Inc.* (Health Care Providers & Services)	247	2,779
Alkami Technology, Inc.* (Software)	131	4,805
Alkermes PLC* (Biotechnology)	397	11,418
Allegiant Travel Co. (Passenger Airlines)	38	3,577
ALLETE, Inc. (Electric Utilities)	143	9,266
Allied Motion Technologies, Inc. (Electrical Equipment)	36	874
Allogene Therapeutics, Inc.* (Biotechnology)	317	675
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	59	2,185
Alpha Metallurgical Resources, Inc. (Metals & Mining)	27	5,403

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	257	$2,359
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	31	520
Alta Equipment Group, Inc. (Trading Companies & Distributors)	66	432
Altair Engineering, Inc.*—Class A (Software)	134	14,620
AlTi Global, Inc.* (Capital Markets)	85	375
Altimmune, Inc.*(a) (Biotechnology)	175	1,262
Alto Neuroscience, Inc.* (Pharmaceuticals)	53	224
Altus Power, Inc.* (Independent Power/Renewable Electricity Producers)	187	761
Alumis, Inc.* (Pharmaceuticals)	35	275
ALX Oncology Holdings, Inc.* (Biotechnology)	85	142
Amalgamated Financial Corp. (Banks)	44	1,473
A-Mark Precious Metals, Inc. (Distributors)	44	1,206
Ambac Financial Group, Inc.* (Insurance)	112	1,417
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	93	6,765
AMC Entertainment Holdings, Inc.* (Entertainment)	861	3,427
AMC Networks, Inc.*—Class A (Media)	79	782
Amerant Bancorp, Inc. (Banks)	91	2,039
Ameresco, Inc.*—Class A (Construction & Engineering)	79	1,855
American Assets Trust, Inc. (Equity REIT— Diversified)	118	3,099
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	284	1,656
American Eagle Outfitters, Inc. (Specialty Retail)	438	7,301
American Healthcare REIT, Inc. (Health Care REITs)	375	10,657
American Public Education, Inc.* (Diversified Consumer Services)	39	841
American Reality Investors, Inc.* (Real Estate Management & Development)	4	59
American Software, Inc.—Class A (Software)	78	864
American States Water Co. (Water Utilities)	92	7,149
American Superconductor Corp.* (Electrical Equipment)	86	2,118
American Vanguard Corp.* (Chemicals)	62	287
American Woodmark Corp.* (Building Products)	38	3,022
America's Car-Mart, Inc.* (Specialty Retail)	18	923
Ameris Bancorp (Banks)	162	10,136
AMERISAFE, Inc. (Insurance)	47	2,422
Ames National Corp. (Banks)	22	361
Amicus Therapeutics, Inc.* (Biotechnology)	724	6,820
AMMO, Inc.* (Leisure Products)	221	243
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	94	2,248
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	393	3,113
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	95	3,527
Amplify Energy Corp. (Oil, Gas & Consumable Fuels)	97	582
Amplitude, Inc.*—Class A (Software)	193	2,036
Amprius Technologies, Inc.* (Electrical Equipment)	39	109

Common Stocks, continued

	Shares	Value
AnaptysBio, Inc.* (Biotechnology)	53	$702
Anavex Life Sciences Corp.*(a) (Biotechnology)	185	1,987
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	29	269
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	95	870
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	46	2,543
Anika Therapeutics, Inc.* (Biotechnology)	32	527
Annexon, Inc.* (Biotechnology)	241	1,236
Anterix, Inc.* (Diversified Telecommunication Services)	25	767
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	242	799
Apartment Investment and Management Co.* (Residential REITs)	343	3,118
Apogee Enterprises, Inc. (Building Products)	54	3,856
Apogee Therapeutics, Inc.* (Biotechnology)	93	4,213
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	342	2,962
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	106	3,342
Appian Corp.*—Class A (Software)	99	3,265
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	563	8,642
Applied Digital Corp.* (IT Services)	473	3,614
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	95	22,749
Applied Optoelectronics, Inc.* (Communications Equipment)	101	3,723
Applied Therapeutics, Inc.* (Biotechnology)	237	203
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	183	651
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	454	6,288
Arbutus Biopharma Corp.* (Biotechnology)	360	1,177
Arcadium Lithium PLC* (Chemicals)	2,674	13,717
ArcBest Corp. (Ground Transportation)	58	5,413
Arcellx, Inc.* (Biotechnology)	106	8,129
Arch Resources, Inc. (Metals & Mining)	43	6,072
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	576	5,616
Archrock, Inc. (Energy Equipment & Services)	412	10,255
Arcosa, Inc. (Construction & Engineering)	120	11,609
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	57	967
Arcus Biosciences, Inc.* (Biotechnology)	134	1,995
Arcutis Biotherapeutics, Inc.* (Biotechnology)	265	3,691
Ardagh Metal Packaging SA (Containers & Packaging)	357	1,075
Ardelyx, Inc.* (Biotechnology)	580	2,941
Ardent Health Partners, Inc.* (Health Care Providers & Services)	30	512
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	102	1,239
Ares Commercial Real Estate Corp. (Mortgage REITs)	132	777
Argan, Inc. (Construction & Engineering)	31	4,248
Arhaus, Inc. (Specialty Retail)	126	1,184
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	66	1,581
Arko Corp. (Specialty Retail)	199	1,311
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	241	2,697

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 79

Common Stocks, continued

	Shares	Value
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	195	$1,995
ARMOUR Residential REIT, Inc. (Mortgage REITs)	138	2,603
Array Technologies, Inc.* (Electrical Equipment)	377	2,277
ArriVent Biopharma, Inc.* (Biotechnology)	70	1,865
Arrow Financial Corp. (Banks)	41	1,177
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	295	5,546
ARS Pharmaceuticals, Inc.* (Biotechnology)	121	1,277
Arteris, Inc.* (Software)	70	713
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	155	6,673
Artiva Biotherapeutics, Inc.* (Biotechnology)	36	363
Artivion, Inc.* (Health Care Equipment & Supplies)	98	2,802
Arvinas, Inc.* (Pharmaceuticals)	159	3,048
Asana, Inc.*—Class A (Software)	200	4,054
Asbury Automotive Group, Inc.* (Specialty Retail)	49	11,908
ASGN, Inc.* (IT Services)	107	8,917
Asp Isotopes, Inc.* (Chemicals)	129	584
Aspen Aerogels, Inc.* (Chemicals)	152	1,806
Associated Banc-Corp. (Banks)	399	9,536
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	331	6,984
Astec Industries, Inc. (Machinery)	56	1,882
Astria Therapeutics, Inc. (Biotechnology)	114	1,019
Astronics Corp.* (Aerospace & Defense)	72	1,149
Asure Software, Inc.* (Professional Services)	60	565
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	190	637
Atkore, Inc. (Electrical Equipment)	88	7,344
Atlanta Braves Holdings, Inc.* (Entertainment)	124	4,744
Atlanta Braves Holdings, Inc.* (Entertainment)	25	1,020
Atlantic Union Bankshares Corp. (Banks)	221	8,371
Atlanticus Holdings Corp.* (Consumer Finance)	14	781
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	168	3,726
Atmus Filtration Technologies, Inc.* (Machinery)	207	8,110
ATN International, Inc. (Diversified Telecommunication Services)	26	437
Atossa Therapeutics, Inc.* (Biotechnology)	312	295
AtriCure, Inc.* (Health Care Equipment & Supplies)	117	3,576
AudioEye, Inc.* (Software)	18	274
Aura Biosciences, Inc.* (Biotechnology)	114	937
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	331	2,972
Aurora Innovation, Inc.* (Software)	2,369	14,924
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	228	2,396
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	112	1,783
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	129	590
AvePoint, Inc.* (Software)	318	5,250
Aviat Networks, Inc.* (Communications Equipment)	28	507
Avid Bioservices, Inc.* (Biotechnology)	153	1,890
Avidity Biosciences, Inc.* (Biotechnology)	274	7,968
Common Stocks, continued

	Shares	Value
AvidXchange Holdings, Inc.* (Financial Services)	429	$4,436
Avient Corp. (Chemicals)	223	9,112
Avista Corp. (Multi-Utilities)	193	7,070
Avita Medical, Inc.* (Biotechnology)	63	806
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	80	5,590
Axogen, Inc.* (Health Care Equipment & Supplies)	105	1,730
Axos Financial, Inc.* (Banks)	135	9,430
Axsome Therapeutics, Inc.* (Pharmaceuticals)	91	7,700
AZZ, Inc. (Building Products)	72	5,898
B&G Foods, Inc. (Food Products)	192	1,323
B. Riley Financial, Inc. (Capital Markets)	50	230
Backblaze, Inc.* (IT Services)	98	590
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	73	15,484
Balchem Corp. (Chemicals)	80	13,039
Bally's Corp.* (Hotels, Restaurants & Leisure)	59	1,056
Banc of California, Inc. (Banks)	343	5,303
BancFirst Corp. (Banks)	49	5,742
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	68	2,419
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	62	1,055
Bank First Corp. (Banks)	24	2,378
Bank of Hawaii Corp. (Banks)	96	6,839
Bank of Marin Bancorp (Banks)	39	927
Bank7 Corp. (Banks)	10	467
BankUnited, Inc. (Banks)	184	7,023
Bankwell Financial Group, Inc. (Banks)	16	498
Banner Corp. (Banks)	85	5,675
Bar Harbor Bankshares (Banks)	37	1,131
BARK, Inc.* (Specialty Retail)	320	589
Barnes Group, Inc. (Machinery)	115	5,435
Barrett Business Services, Inc. (Professional Services)	63	2,737
BayCom Corp.* (Banks)	26	698
BCB Bancorp, Inc. (Banks)	37	438
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	153	15,542
Beam Therapeutics, Inc.* (Biotechnology)	189	4,687
Beazer Homes USA, Inc.* (Household Durables)	72	1,977
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	4	360
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	26	2,144
Belden, Inc. (Electronic Equipment, Instruments & Components)	100	11,261
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	88	3,995
Berkshire Hills Bancorp, Inc. (Banks)	106	3,014
Berry Corp. (Oil, Gas & Consumable Fuels)	189	781
Beyond Meat, Inc.*(a) (Food Products)	147	553
Beyond, Inc.* (Specialty Retail)	113	557
BGC Group, Inc.—Class A (Capital Markets)	899	8,145
Bicara Therapeutics, Inc.* (Biotechnology)	48	836
BigBear.ai Holdings, Inc.* (IT Services)	255	1,135
BigCommerce Holdings, Inc.* (IT Services)	176	1,077

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	2	$509
BioAge Labs, Inc.* (Pharmaceuticals)	30	174
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	510	3,835
Biohaven, Ltd.* (Biotechnology)	212	7,918
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	89	2,311
Biomea Fusion, Inc.* (Biotechnology)	68	264
Biote Corp.*—Class A (Pharmaceuticals)	66	408
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	95	998
Bit Digital, Inc.* (Software)	296	867
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	47	1,651
BKV Corp.* (Oil, Gas & Consumable Fuels)	36	856
Black Diamond Therapeutics, Inc.* (Biotechnology)	98	210
Black Hills Corp. (Multi-Utilities)	173	10,124
Blackbaud, Inc. (Software)	100	7,392
Blackline, Inc.* (Software)	142	8,628
BlackSky Technology, Inc.* (Professional Services)	62	669
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	428	7,451
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	143	608
Blend Labs, Inc.*—Class A (Software)	585	2,463
Blink Charging Co.* (Electrical Equipment)	237	329
Bloom Energy Corp.*—Class A (Electrical Equipment)	496	11,016
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	190	2,320
Blue Bird Corp.* (Machinery)	79	3,052
Blue Foundry Bancorp* (Banks)	50	491
Bluebird Bio, Inc.* (Biotechnology)	24	200
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	20	2,043
Blueprint Medicines Corp.* (Biotechnology)	157	13,694
Boise Cascade Co. (Trading Companies & Distributors)	96	11,411
Boot Barn Holdings, Inc.* (Specialty Retail)	73	11,083
Borr Drilling, Ltd.* (Energy Equipment & Services)	585	2,282
Boston Omaha Corp.*—Class A (Media)	61	865
Boundless Bio, Inc.* (Biotechnology)	42	122
Bowhead Specialty Holdings, Inc.* (Insurance)	29	1,030
Bowman Consulting Group, Ltd.* (Construction & Engineering)	34	848
Box, Inc.*—Class A (Software)	348	10,997
Braemar Hotels & Resports, Inc.* (Hotel & Resort REITs)	163	489
Brandywine Realty Trust (Office REITs)	418	2,341
Braze, Inc.*—Class A (Software)	163	6,826
BRC, Inc.*—Class A (Food Products)	130	412
Bread Financial Holdings, Inc. (Consumer Finance)	123	7,510
Bridgebio Pharma, Inc.* (Biotechnology)	347	9,522
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	24	51
Bridgewater Bancshares, Inc.* (Banks)	49	662

Common Stocks, continued

	Shares	Value
Brighsphere Investment Group, Inc. (Capital Markets)	67	$1,765
BrightSpire Capital, Inc. (Mortgage REITs)	319	1,799
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	133	2,265
BrightView Holdings, Inc.* (Commercial Services & Supplies)	144	2,303
Brinker International, Inc. (Hotels, Restaurants & Leisure)	109	14,420
Bristow Group, Inc.* (Energy Equipment & Services)	61	2,092
Broadstone Net Lease, Inc. (Equity REIT— Diversified)	465	7,375
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	472	2,374
Brookfield Business Corp.—Class A (Industrial Conglomerates)	64	1,553
Brookfiled Infrastructure Corp.—Class A (Gas & Water Utilities)	296	11,843
Brookline Bancorp, Inc. (Banks)	218	2,572
BRP Group, Inc.* (Insurance)	164	6,357
BRT Apartments Corp. (Residential REITs)	28	505
Build-A-Bear Workshop, Inc. (Specialty Retail)	31	1,427
Bumble, Inc.*—Class A (Interactive Media & Services)	237	1,929
Burford Capital, Ltd.* (Financial Services)	494	6,299
Burke & Herbert Financial Services Corp. (Banks)	33	2,058
Business First Bancshares, Inc. (Banks)	59	1,516
Byline Bancorp, Inc. (Banks)	77	2,233
Byrna Technologies, Inc.* (Aerospace & Defense)	43	1,239
C3.ai, Inc.*—Class A (Software)	273	9,399
C4 Therapeutics, Inc.* (Biotechnology)	148	533
Cabaletta Bio, Inc.* (Biotechnology)	111	252
Cable One, Inc. (Media)	14	5,070
Cabot Corp. (Chemicals)	132	12,052
Cactus, Inc.—Class A (Energy Equipment & Services)	164	9,571
Cadence Bank (Banks)	450	15,502
Cadiz, Inc.* (Water Utilities)	104	541
Cadre Holdings, Inc. (Aerospace & Defense)	64	2,067
Caesarstone, Ltd. (Building Products)	51	217
Calavo Growers, Inc. (Food Products)	41	1,046
Caledonia Mining Corp. PLC (Metals & Mining)	41	386
Caleres, Inc. (Specialty Retail)	84	1,945
California Resources Corp. (Oil, Gas & Consumable Fuels)	170	8,821
California Water Service Group (Water Utilities)	147	6,664
Calix, Inc.* (Communications Equipment)	147	5,126
Cal-Maine Foods, Inc. (Food Products)	101	10,394
Camden National Corp. (Banks)	36	1,539
CAMP4 Therapeutics Corp.* (Biotechnology)	17	89
Camping World Holdings, Inc.—Class A (Specialty Retail)	138	2,909
Candel Therapeutics, Inc.* (Biotechnology)	53	460
Cannae Holdings, Inc. (Financial Services)	139	2,761
Canoo, Inc.* (Automobiles)	10	14
Cantaloupe, Inc.* (Financial Services)	144	1,369
Capital Bancorp, Inc. (Banks)	23	656
Capital City Bank Group, Inc. (Banks)	34	1,246

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 81

Common Stocks, continued

	Shares	Value
Capitol Federal Financial, Inc. (Banks)	306	$1,808
Capricor Therapeutics, Inc.*(a) (Biotechnology)	90	1,242
Cardiff Oncology, Inc.* (Biotechnology)	101	438
Cardlytics, Inc.* (Media)	102	378
CareDx, Inc.* (Biotechnology)	125	2,676
CareTrust REIT, Inc. (Health Care REITs)	458	12,388
Cargo Therapeutics, Inc.* (Biotechnology)	85	1,226
Cargurus, Inc.* (Interactive Media & Services)	214	7,821
Caribou Biosciences, Inc.* (Biotechnology)	203	323
Carpenter Technology Corp. (Metals & Mining)	117	19,855
Carriage Services, Inc. (Diversified Consumer Services)	34	1,355
Cars.com, Inc.* (Interactive Media & Services)	162	2,807
Carter Bankshares, Inc. (Banks)	56	985
Cartesian Therapeutics, Inc.* (Biotechnology)	25	448
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	154	16,294
Cass Information Systems, Inc. (Financial Services)	33	1,350
Cassava Sciences, Inc.* (Pharmaceuticals)	100	236
Castle Biosciences, Inc.* (Health Care Providers & Services)	64	1,706
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	276	5,760
Cathay General Bancorp (Banks)	172	8,189
Cavco Industries, Inc.* (Household Durables)	20	8,925
CBIZ, Inc.* (Professional Services)	118	9,656
CBL & Associates Properties, Inc. (Retail REITs)	54	1,588
CECO Environmental Corp.* (Commercial Services & Supplies)	72	2,177
Celcuity, Inc.* (Biotechnology)	81	1,060
Celldex Therapeutics, Inc.* (Biotechnology)	159	4,018
Centerspace (Residential REITs)	41	2,712
Central Garden & Pet Co.* (Household Products)	24	931
Central Garden & Pet Co.*—Class A (Household Products)	129	4,263
Central Pacific Financial Corp. (Banks)	66	1,917
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	36	2,398
Centuri Holdings, Inc.*(a) (Construction & Engineering)	42	811
Century Aluminum Co.* (Metals & Mining)	130	2,369
Century Communities, Inc. (Household Durables)	69	5,062
Century Therapeutics, Inc.* (Biotechnology)	115	116
Cerence, Inc.* (Software)	102	801
CeriBell, Inc.* (Health Care Equipment & Supplies)	30	776
Cerus Corp.* (Health Care Equipment & Supplies)	445	685
CervoMed, Inc.* (Biotechnology)	13	30
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	58	1,830
CG Oncology, Inc.* (Biotechnology)	117	3,356
Champion Homes, Inc.* (Household Durables)	132	11,629
ChampionX Corp. (Energy Equipment & Services)	471	12,805
ChargePoint Holdings, Inc.* (Electrical Equipment)	976	1,044
Chart Industries, Inc.* (Machinery)	106	20,229

Common Stocks, continued

	Shares	Value
Chatham Lodging Trust (Hotel & Resort REITs)	119	$1,065
Chegg, Inc.* (Diversified Consumer Services)	248	399
Chemung Financial Corp. (Banks)	8	390
Chesapeake Utilities Corp. (Gas Utilities)	55	6,674
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	43	663
Chimera Investment Corp. (Mortgage REITs)	199	2,786
ChoiceOne Financial Services, Inc. (Banks)	21	748
ChromaDex Corp.* (Life Sciences Tools & Services)	122	647
Cibus, Inc.* (Biotechnology)	45	125
Cimpress PLC* (Commercial Services & Supplies)	42	3,012
Cinemark Holdings, Inc. (Entertainment)	272	8,426
Cipher Mining, Inc.* (Software)	500	2,320
Citi Trends, Inc. (Specialty Retail)	16	420
Citizens & Northern Corp. (Banks)	37	688
Citizens Financial Services, Inc. (Banks)	11	696
City Holding Co. (Banks)	36	4,265
City Office REIT, Inc. (Office REITs)	96	530
Civista Bancshares, Inc. (Banks)	38	800
Claros Mortgage Trust, Inc. (Mortgage REITs)	213	963
Clarus Corp.* (Leisure Products)	75	338
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	421	1,057
Cleanspark, Inc. (Software)	614	5,655
Clear Channel Outdoor Holdings, Inc.* (Media)	870	1,192
Clear Secure, Inc.—Class A (Software)	217	5,781
Clearfield, Inc.* (Communications Equipment)	30	930
Clearwater Analytics Holdings, Inc.*—Class A (Software)	441	12,136
Clearwater Paper Corp.* (Paper & Forest Products)	40	1,191
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	10	1,268
Clipper Realty, Inc.* (Residential REITs)	29	133
CNB Financial Corp. (Banks)	51	1,268
CNO Financial Group, Inc. (Insurance)	260	9,675
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	360	13,202
Coastal Financial Corp.* (Banks)	28	2,377
Codexis, Inc.* (Life Sciences Tools & Services)	199	949
Coeur Mining, Inc.* (Metals & Mining)	975	5,577
Cogent Biosciences, Inc.* (Biotechnology)	226	1,763
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	109	8,401
Cohen & Steers, Inc. (Capital Markets)	68	6,279
Coherus Biosciences, Inc.* (Biotechnology)	275	380
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	114	3,044
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	79	2,263
Colony Bankcorp, Inc.* (Banks)	41	662
Columbia Financial, Inc.* (Banks)	67	1,059
Columbus McKinnon Corp. (Machinery)	70	2,607
Commercial Metals Co. (Metals & Mining)	281	13,937
Commercial Vehicle Group, Inc.* (Machinery)	83	206
CommScope Holding Co., Inc.* (Communications Equipment)	530	2,761
Community Financial System, Inc. (Banks)	129	7,957

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Community Health Systems, Inc.* (Health Care Providers & Services)	310	$927
Community Healthcare Trust, Inc. (Health Care REITs)	67	1,287
Community Trust Bancorp, Inc. (Banks)	38	2,015
Community West Bancshares (Banks)	42	814
CommVault Systems, Inc.* (Software)	108	16,297
Compass Diversified Holdings (Financial Services)	164	3,785
Compass Minerals International, Inc. (Metals & Mining)	85	956
Compass Therapeutics, Inc.* (Biotechnology)	252	365
Compass, Inc.*—Class A (Real Estate Management & Development)	900	5,265
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	61	935
CompX International, Inc.* (Commercial Services & Supplies)	4	105
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	228	4,154
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	272	5,380
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	59	393
Conduent, Inc.* (Professional Services)	390	1,576
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	140	10
CONMED Corp. (Health Care Equipment & Supplies)	76	5,201
ConnectOne Bancorp, Inc. (Banks)	89	2,039
Consensus Cloud Solutions, Inc.* (Software)	44	1,050
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	72	7,681
Consolidated Water Co., Ltd. (Water Utilities)	37	958
Constellium SE* (Metals & Mining)	320	3,286
Construction Partners, Inc.*—Class A (Construction & Engineering)	106	9,377
Consumer Portfolio Services, Inc.* (Consumer Finance)	21	228
Contango ORE, Inc.* (Metals & Mining)	26	261
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	26	381
Cooper-Standard Holdings, Inc.* (Automobile Components)	42	570
COPT Defense Properties (Office REITs)	278	8,604
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	29	342
Corcept Therapeutics, Inc.* (Pharmaceuticals)	200	10,079
Core Laboratories, Inc. (Energy Equipment & Services)	116	2,008
Core Molding Technologies, Inc.* (Chemicals)	19	314
Core Scientific, Inc.* (IT Services)	440	6,182
CoreCivic, Inc. (Commercial Services & Supplies)	269	5,848
CorMedix, Inc.* (Pharmaceuticals)	150	1,215
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	110	727
CorVel Corp.* (Health Care Providers & Services)	66	7,343
Costamare, Inc. (Marine Transportation)	106	1,362
Couchbase, Inc.* (IT Services)	98	1,528

Common Stocks, continued

	Shares	Value
Coursera, Inc.* (Diversified Consumer Services)	339	$2,882
Covenant Logistics Group, Inc. (Ground Transportation)	20	1,090
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	12	359
CRA International, Inc. (Professional Services)	16	2,995
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	55	2,907
Crawford & Co.—Class A (Insurance)	37	428
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	346	23,255
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	401	5,859
Cricut, Inc.—Class A (Household Durables)	116	661
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	216	11,044
Critical Metals Corp.* (Metals & Mining)	20	136
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	80	1,453
CrossFirst Bankshares, Inc.* (Banks)	112	1,697
CryoPort, Inc.* (Life Sciences Tools & Services)	107	832
CS Disco, Inc.* (Software)	72	359
CSG Systems International, Inc. (Professional Services)	73	3,731
CSW Industrials, Inc. (Building Products)	41	14,464
CTO Realty Growth, Inc. (Equity REIT— Diversified)	71	1,399
CTS Corp. (Electronic Equipment, Instruments & Components)	74	3,902
Cullinan Therapeutics, Inc.* (Biotechnology)	128	1,559
Curbline Properties Corp.* (Retail REITs)	234	5,433
Cushman & Wakefield PLC* (Real Estate Management & Development)	565	7,391
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	122	587
Customers Bancorp, Inc.* (Banks)	73	3,554
CVB Financial Corp. (Banks)	327	7,001
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	84	1,574
CVRx, Inc.* (Health Care Equipment & Supplies)	33	418
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	299	1,941
Cytokinetics, Inc.* (Biotechnology)	282	13,265
Daily Journal Corp.* (Software)	3	1,704
Dakota Gold Corp.* (Metals & Mining)	173	381
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	99	1,669
Dana, Inc. (Automobile Components)	322	3,722
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	80	2,335
Dave, Inc.* (Software)	20	1,738
Day One Biopharmaceuticals, Inc.* (Biotechnology)	128	1,622
Definitive Healthcare Corp.*—CLASS A (Health Care Technology)	132	543
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	156	2,886

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 83

Common Stocks, continued

	Shares	Value
Deluxe Corp. (Commercial Services & Supplies)	109	$2,462
Denali Therapeutics, Inc.* (Biotechnology)	307	6,257
Denny's Corp.* (Hotels, Restaurants & Leisure)	124	750
Designer Brands, Inc.—Class A (Specialty Retail)	100	534
Despegar.Com Corp.* (Hotels, Restaurants & Leisure)	152	2,926
Destination XL Group, Inc.* (Specialty Retail)	132	355
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	333	3,094
Diamond Hill Investment Group, Inc. (Capital Markets)	7	1,086
DiamondRock Hospitality Co. (Hotel & Resort REITs)	511	4,614
Dianthus Therapeutics, Inc.* (Biotechnology)	59	1,286
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	62	2,668
Digi International, Inc.* (Communications Equipment)	88	2,660
Digimarc Corp.* (Software)	37	1,386
Digital Turbine, Inc.* (Software)	237	401
DigitalBridge Group, Inc. (Real Estate Management & Development)	392	4,422
DigitalOcean Holdings, Inc.* (IT Services)	162	5,519
Dime Community Bancshares, Inc. (Banks)	87	2,674
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	38	1,144
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	113	6,969
Disc Medicine, Inc.* (Biotechnology)	49	3,107
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	116	1,949
Diversified Healthcare Trust (Health Care REITs)	539	1,240
DLH Holdings Corp.* (Professional Services)	21	169
DMC Global, Inc.* (Energy Equipment & Services)	48	353
DNOW, Inc.* (Trading Companies & Distributors)	260	3,383
DocGo, Inc.* (Health Care Providers & Services)	251	1,064
Dole PLC (Food Products)	185	2,505
Domo, Inc.*—Class B (Software)	85	602
Donegal Group, Inc.—Class A (Insurance)	38	588
Donnelley Financial Solutions, Inc.* (Capital Markets)	64	4,015
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	90	2,193
Dorman Products, Inc.* (Automobile Components)	64	8,291
Douglas Dynamics, Inc. (Machinery)	56	1,323
Douglas Emmett, Inc. (Office REITs)	399	7,405
Dream Finders Homes, Inc.*—Class A (Household Durables)	69	1,606
Drilling Tools International Corp.* (Energy Equipment & Services)	29	95
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	148	2,389
Ducommun, Inc.* (Aerospace & Defense)	34	2,164
D-Wave Quantum, Inc.* (Software)	244	2,050

Common Stocks, continued

	Shares	Value
DXP Enterprises, Inc.* (Trading Companies & Distributors)	31	$2,561
Dycom Industries, Inc.* (Construction & Engineering)	70	12,184
Dynavax Technologies Corp.* (Biotechnology)	325	4,150
Dyne Therapeutics, Inc.* (Biotechnology)	203	4,783
Dynex Capital, Inc. (Mortgage REITs)	195	2,467
E2open Parent Holdings, Inc.* (Software)	505	1,343
Eagle Bancorp, Inc. (Banks)	73	1,900
Easterly Government Properties, Inc. (Office REITs)	240	2,726
Eastern Bankshares, Inc. (Banks)	476	8,211
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	149	979
EchoStar Corp.*—Class A (Media)	300	6,870
Ecovyst, Inc.* (Chemicals)	287	2,193
Edgewell Personal Care Co. (Personal Care Products)	120	4,032
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	179	4,779
Editas Medicine, Inc.* (Biotechnology)	204	259
eGain Corp.* (Software)	43	268
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	64	739
Elevation Oncology, Inc.* (Biotechnology)	139	78
Eliem Therapeutics, Inc.* (Biotechnology)	73	131
Ellington Financial, Inc. (Mortgage REITs)	208	2,521
Elme Communities (Residential REITs)	217	3,314
Embecta Corp. (Health Care Equipment & Supplies)	143	2,953
Emerald Holding, Inc.* (Media)	37	178
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	37	281
Empire State Realty Trust, Inc.—Class A (Equity REIT—Diversified)	336	3,468
Employers Holdings, Inc. (Insurance)	61	3,125
Enact Holdings, Inc. (Financial Services)	71	2,299
Enanta Pharmaceuticals, Inc.* (Biotechnology)	50	288
Encore Capital Group, Inc.* (Consumer Finance)	58	2,771
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	448	1,528
Energizer Holdings, Inc. (Household Products)	177	6,176
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	463	2,375
Energy Recovery, Inc.* (Machinery)	140	2,058
Energy Vault Holdings, Inc.* (Electrical Equipment)	259	591
Enerpac Tool Group Corp. (Machinery)	134	5,506
EnerSys (Electrical Equipment)	99	9,151
Enfusion, Inc.*—Class A (Software)	123	1,267
Enhabit, Inc.* (Health Care Providers & Services)	123	961
Enliven Therapeutics, Inc.* (Pharmaceuticals)	87	1,958
Ennis, Inc. (Commercial Services & Supplies)	63	1,329
Enova International, Inc.* (Consumer Finance)	63	6,040
Enovix Corp.* (Electrical Equipment)	406	4,413
Enpro, Inc. (Machinery)	52	8,967
Enstar Group, Ltd.* (Insurance)	31	9,984
Enterprise Bancorp, Inc. (Banks)	24	949
Enterprise Financial Services Corp. (Banks)	91	5,132

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Entrada Therapeutics, Inc.* (Biotechnology)	61	$1,055
Entravision Communications Corp.—Class A (Media)	152	357
Enviri Corp. (Commercial Services & Supplies)	196	1,509
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	65	4,802
Equity Bancshares, Inc.*—Class A (Banks)	35	1,485
Erasca, Inc.* (Biotechnology)	454	1,140
Escalade, Inc. (Leisure Products)	25	357
ESCO Technologies, Inc. (Machinery)	64	8,525
Esperion Therapeutics, Inc.* (Pharmaceuticals)	466	1,025
Esquire Financial Holdings, Inc. (Banks)	17	1,352
ESSA Bancorp, Inc. (Banks)	21	410
Essent Group, Ltd. (Financial Services)	258	14,045
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	433	13,544
Ethan Allen Interiors, Inc. (Household Durables)	56	1,574
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	82	547
Eve Holding, Inc.* (Aerospace & Defense)	126	685
Eventbrite, Inc.*—Class A (Entertainment)	196	659
EverCommerce, Inc.* (Software)	52	573
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	200	2,702
EverQuote, Inc.*—Class A (Interactive Media & Services)	62	1,239
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	49	313
EVERTEC, Inc. (Financial Services)	159	5,490
EVgo, Inc.* (Specialty Retail)	249	1,008
EVI Industries, Inc. (Trading Companies & Distributors)	13	213
Evolent Health, Inc.*—Class A (Health Care Technology)	285	3,206
Evolus, Inc.* (Pharmaceuticals)	136	1,501
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	76	397
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	326	1,288
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	42	1,271
ExlService Holdings, Inc.* (Professional Services)	388	17,219
eXp World Holdings, Inc. (Real Estate Management & Development)	202	2,325
Exponent, Inc. (Professional Services)	125	11,138
Expro Group Holdings N.V.* (Energy Equipment & Services)	234	2,918
Extreme Networks, Inc.* (Communications Equipment)	318	5,323
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	161	1,199
F&G Annuities & Life, Inc. (Insurance)	46	1,906
Fabrinet* (Electronic Equipment, Instruments & Components)	90	19,788
Farmers & Merchants Bancorp, Inc. (Banks)	31	913
Farmers National Banc Corp. (Banks)	90	1,280
Farmland Partners, Inc. (Specialized REITs)	109	1,282

Common Stocks, continued

	Shares	Value
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	48	$1,217
Fastly, Inc.*—Class A (IT Services)	323	3,049
Fate Therapeutics, Inc.* (Biotechnology)	247	408
FB Financial Corp. (Banks)	88	4,533
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	23	4,530
Federal Signal Corp. (Machinery)	148	13,674
Fennec Pharmaceuticals, Inc.* (Biotechnology)	58	367
Fibrobiologics, Inc.* (Biotechnology)	67	134
Fidelis Insurance Holdings, Ltd. (Insurance)	127	2,303
Fidelity D&D Bancorp, Inc. (Banks)	12	586
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	321	1,987
Financial Institutions, Inc. (Banks)	37	1,010
First Advantage Corp.* (Professional Services)	148	2,772
First Bancorp (Banks)	99	4,353
First Bancorp (Banks)	399	7,417
First Bank (Banks)	52	732
First Busey Corp. (Banks)	131	3,088
First Business Financial Services, Inc. (Banks)	19	880
First Citizens BancShares, Inc. (Banks)	87	2,225
First Commonwealth Financial Corp. (Banks)	250	4,230
First Community Bancshares, Inc.* (Banks)	42	1,749
First Financial Bancorp (Banks)	233	6,263
First Financial Bankshares, Inc. (Banks)	321	11,572
First Financial Corp. (Banks)	28	1,293
First Financial Northwest, Inc.* (Banks)	17	369
First Foundation, Inc. (Banks)	157	975
First Internet Bancorp (Banks)	20	720
First Interstate BancSystem, Inc.—Class A (Banks)	196	6,364
First Merchants Corp. (Banks)	144	5,744
First Mid Bancshares, Inc. (Banks)	56	2,062
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	75	1,396
First Western Financial, Inc.* (Banks)	20	391
FirstCash Holdings, Inc. (Consumer Finance)	95	9,842
FiscalNote Holdings, Inc.* (Professional Services)	155	166
Five Star Bancorp (Banks)	41	1,234
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	75	1,721
Flexsteel Industries, Inc. (Household Durables)	12	652
Fluence Energy, Inc.* (Electrical Equipment)	152	2,414
Fluor Corp. (Construction & Engineering)	421	20,765
Flushing Financial Corp. (Banks)	68	971
Flywire Corp.* (Financial Services)	298	6,145
Foghorn Therapeutics, Inc.* (Biotechnology)	62	293
Foot Locker, Inc. (Specialty Retail)	206	4,483
Forafric Global PLC* (Food Products)	14	144
Forestar Group, Inc.* (Real Estate Management & Development)	47	1,218
Forge Global Holdings, Inc.* (Capital Markets)	287	267
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	191	8,404
Forrester Research, Inc.* (Professional Services)	29	454
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	29	449
Forward Air Corp. (Air Freight & Logistics)	62	2,000

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 85

Common Stocks, continued

	Shares	Value
Four Corners Property Trust, Inc. (Specialized REITs)	238	$6,459
Fox Factory Holding Corp.* (Automobile Components)	104	3,148
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	84	173
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	203	2,546
Franklin Covey Co.* (Professional Services)	28	1,052
Franklin Electric Co., Inc. (Machinery)	112	10,914
Franklin Street Properties Corp. (Office REITs)	241	441
Fresh Del Monte Produce, Inc. (Food Products)	83	2,756
Freshworks, Inc.*—Class A (Software)	510	8,247
Freyr Battery, Inc.* (Electrical Equipment)	277	715
Frontdoor, Inc.* (Diversified Consumer Services)	190	10,387
Frontier Group Holdings, Inc.* (Passenger Airlines)	104	739
FrontView REIT, Inc. (Retail REITs)	36	653
FRP Holdings, Inc.* (Real Estate Management & Development)	33	1,011
FS Bancorp, Inc. (Banks)	16	657
FTAI Aviation, Ltd. (Trading Companies & Distributors)	251	36,153
FTAI Infrastructure, Inc. (Ground Transportation)	249	1,808
fuboTV, Inc.* (Interactive Media & Services)	796	1,003
FuelCell Energy, Inc.* (Electrical Equipment)	46	416
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	153	719
Fulgent Genetics, Inc.* (Health Care Providers & Services)	51	942
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	81	330
Fulton Financial Corp. (Banks)	448	8,637
Funko, Inc.*—Class A (Leisure Products)	77	1,031
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	64	339
FVCBankcorp, Inc.* (Banks)	41	515
Galectin Therapeutics, Inc.* (Biotechnology)	50	65
Gambling.com Group, Ltd.* (Media)	43	605
Gannett Co., Inc.* (Media)	350	1,771
GATX Corp. (Trading Companies & Distributors)	88	13,636
GCM Grosvenor, Inc.—Class A (Capital Markets)	105	1,288
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	19	44
Genco Shipping & Trading, Ltd. (Marine Transportation)	104	1,450
Gencor Industries, Inc.* (Machinery)	25	441
GeneDx Holdings Corp.* (Health Care Providers & Services)	32	2,460
Generation Bio Co.* (Biotechnology)	122	129
Genesco, Inc.* (Specialty Retail)	26	1,112
Genie Energy, Ltd.—Class B (Electric Utilities)	31	483
Gentherm, Inc.* (Automobile Components)	76	3,034
Genworth Financial, Inc.* (Insurance)	1,062	7,423
Geospace Technologies Corp.* (Energy Equipment & Services)	30	301

Common Stocks, continued

	Shares	Value
German American Bancorp, Inc.* (Banks)	70	$2,815
Geron Corp.* (Biotechnology)	1,459	5,165
Getty Images Holdings, Inc.* (Interactive Media & Services)	248	536
Getty Realty Corp. (Retail REITs)	124	3,736
Gibraltar Industries, Inc.* (Building Products)	75	4,418
GigaCloud Technology, Inc.*—Class A (Distributors)	59	1,093
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	96	3,132
Glacier Bancorp, Inc. (Banks)	281	14,112
Gladstone Commercial Corp. (Equity REIT— Diversified)	104	1,689
Gladstone Land Corp. (Specialized REITs)	83	901
Glaukos Corp.* (Health Care Equipment & Supplies)	121	18,144
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	310	2,877
Global Industrial Co. (Trading Companies & Distributors)	34	843
Global Medical REIT, Inc. (Health Care REITs)	150	1,158
Global Net Lease, Inc. (Equity REIT— Diversified)	495	3,614
Global Water Resources, Inc. (Water Utilities)	29	334
Globalstar, Inc.* (Diversified Telecommunication Services)	1,800	3,726
GMS, Inc.* (Trading Companies & Distributors)	97	8,229
Gogo, Inc.* (Wireless Telecommunication Services)	160	1,294
GoHealth, Inc.* (Insurance)	11	147
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	244	10,326
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	49	1,548
Golden Matrix Group, Inc.* (Entertainment)	51	101
Golden Ocean Group, Ltd. (Marine Transportation)	300	2,688
Goosehead Insurance, Inc.—Class A (Insurance)	55	5,897
GoPro, Inc.*—Class A (Household Durables)	309	337
GrafTech International, Ltd. (Electrical Equipment)	639	1,105
Graham Corp. (Machinery)	25	1,112
Graham Holdings Co.—Class B (Diversified Consumer Services)	8	6,975
Granite Construction, Inc. (Construction & Engineering)	109	9,560
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	124	346
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	130	840
Gray Television, Inc. (Media)	211	665
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	163	1,840
Great Southern Bancorp, Inc. (Banks)	21	1,254
Green Brick Partners, Inc.* (Household Durables)	77	4,350
Green Dot Corp.*—Class A (Consumer Finance)	133	1,415
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	157	1,488
Greene County Bancorp, Inc. (Banks)	17	471

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Greenlight Capital Re, Ltd.*—Class A (Insurance)	68	$952
Greenwich Lifesciences, Inc.* (Biotechnology)	15	168
Greif, Inc.—Class A (Containers & Packaging)	62	3,789
Greif, Inc.—Class B (Containers & Packaging)	12	814
Grid Dynamics Holdings, Inc.* (IT Services)	141	3,136
Griffon Corp. (Building Products)	93	6,628
Grindr, Inc.* (Interactive Media & Services)	61	1,088
Group 1 Automotive, Inc. (Specialty Retail)	33	13,909
Groupon, Inc.* (Broadline Retail)	57	692
GrowGeneration Corp.* (Specialty Retail)	138	233
Guaranty Bancshares, Inc. (Banks)	19	657
Guardant Health, Inc.* (Health Care Providers & Services)	291	8,890
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	21	425
Gulport Energy Corp.* (Oil, Gas & Consumable Fuels)	32	5,894
Gyre Therapeutics, Inc.* (Biotechnology)	17	206
H&E Equipment Services, Inc. (Trading Companies & Distributors)	80	3,917
H.B. Fuller Co. (Chemicals)	135	9,110
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	285	7,647
Haemonetics Corp.* (Health Care Equipment & Supplies)	124	9,682
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	62	710
Halozyme Therapeutics, Inc.* (Biotechnology)	308	14,725
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	20	337
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	98	1,865
Hamilton Lane, Inc.—Class A (Capital Markets)	95	14,064
Hancock Whitney Corp. (Banks)	214	11,710
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	872	7,098
Hanmi Financial Corp. (Banks)	74	1,748
HarborOne Bancorp, Inc. (Banks)	95	1,124
Harmonic, Inc.* (Communications Equipment)	273	3,612
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	94	3,235
Harrow, Inc.* (Pharmaceuticals)	75	2,516
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	101	213
Haverty Furniture Cos., Inc. (Specialty Retail)	36	801
Hawaiian Electric Industries, Inc. (Electric Utilities)	409	3,980
Hawkins, Inc. (Chemicals)	48	5,888
HBT Financial, Inc. (Banks)	32	701
HCI Group, Inc. (Insurance)	20	2,331
Health Catalyst, Inc.* (Health Care Technology)	148	1,046
Healthcare Services Group, Inc. (Commercial Services & Supplies)	182	2,114
HealthEquity, Inc.* (Health Care Providers & Services)	212	20,340
HealthStream, Inc. (Health Care Technology)	60	1,908
Heartland Express, Inc. (Ground Transportation)	115	1,290
Heartland Financial USA, Inc.* (Banks)	105	6,437
Hecla Mining Co. (Metals & Mining)	1,450	7,119

Common Stocks, continued

	Shares	Value
Heidrick & Struggles International, Inc. (Professional Services)	50	$2,216
Heilos Technologies, Inc. (Machinery)	82	3,660
Helen of Troy, Ltd.* (Household Durables)	56	3,350
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	356	3,318
Helmerich & Payne, Inc. (Energy Equipment & Services)	239	7,653
Herbalife, Ltd.* (Personal Care Products)	249	1,666
Herc Holdings, Inc. (Trading Companies & Distributors)	69	13,064
Heritage Commerce Corp. (Banks)	147	1,379
Heritage Financial Corp. (Banks)	83	2,034
Heritage Insurance Holdings, Inc.* (Insurance)	56	678
Heron Therapeutics, Inc.* (Biotechnology)	290	444
Hertz Global Holdings, Inc.* (Ground Transportation)	303	1,109
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	99	318
HighPeak Energy, Inc.(a) (Oil, Gas & Consumable Fuels)	36	529
Hillenbrand, Inc. (Machinery)	173	5,325
HilleVax, Inc.* (Biotechnology)	78	161
Hillman Solutions Corp. (Machinery)	485	4,724
Hilltop Holdings, Inc.* (Banks)	115	3,292
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	176	6,855
Himalaya Shipping, Ltd. (Marine Transportation)	73	355
Hims & Hers Health, Inc.* (Health Care Providers & Services)	468	11,316
Hingham Institution for Savings (Banks)	4	1,017
Hippo Holdings, Inc.* (Insurance)	50	1,339
HireQuest, Inc. (Professional Services)	14	198
HNI Corp. (Commercial Services & Supplies)	117	5,893
Holley, Inc.* (Automobile Components)	115	347
Hologic, Inc.* (Biotechnology)	77	475
Home Bancorp, Inc. (Banks)	17	786
Home BancShares, Inc. (Banks)	460	13,018
HomeStreet, Inc.* (Banks)	45	514
HomeTrust Bancshares, Inc. (Banks)	36	1,212
Hooker Funrishings Corp. (Household Durables)	26	364
Hope Bancorp, Inc. (Banks)	286	3,515
Horace Mann Educators Corp. (Insurance)	101	3,962
Horizon Bancorp, Inc. (Banks)	107	1,724
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	12	1,606
Hub Group, Inc.—Class A (Air Freight & Logistics)	148	6,594
Hudson Pacific Properties, Inc. (Office REITs)	337	1,021
Hudson Technologies, Inc.* (Trading Companies & Distributors)	110	614
Humacyte, Inc.* (Biotechnology)	217	1,096
Huron Consulting Group, Inc.* (Professional Services)	43	5,343
Hut 8 Corp.* (Software)	200	4,098
Hyliion Holdings Corp.* (Machinery)	344	898
Hyster-Yale, Inc.—Class A (Machinery)	28	1,426
I3 Verticals, Inc.*—Class A (Financial Services)	57	1,313
i-80 Gold Corp.* (Metals & Mining)	781	379

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 87

Common Stocks, continued

	Shares	Value
IBEX Holdings, Ltd.* (Professional Services)	21	$451
Ibotta, Inc.*—Class A (Media)	39	2,538
ICF International, Inc. (Professional Services)	46	5,484
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	82	2,642
ICU Medical, Inc.* (Health Care Equipment & Supplies)	53	8,224
Ideaya Biosciences, Inc.* (Biotechnology)	208	5,346
IDT Corp.—Class B (Diversified Telecommunication Services)	38	1,806
IES Holdings, Inc.* (Construction & Engineering)	20	4,019
IGM Biosciences, Inc.*(a) (Biotechnology)	38	232
iHeartMedia, Inc.*—Class A (Media)	259	513
IMAX Corp.* (Entertainment)	106	2,714
Immersion Corp. (Technology Hardware, Storage & Peripherals)	76	663
ImmunityBio, Inc.*(a) (Biotechnology)	357	914
Immunome, Inc.* (Biotechnology)	127	1,349
Immunovant, Inc.* (Biotechnology)	143	3,542
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	57	8,280
Inari Medical, Inc.* (Health Care Equipment & Supplies)	131	6,688
Independence Realty Trust, Inc. (Residential REITs)	558	11,070
Independent Bank Corp. (Banks)	49	1,707
Independent Bank Corp. (Banks)	105	6,740
Independent Bank Group, Inc. (Banks)	89	5,400
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	405	1,640
Industrial Logistics Properties Trust (Industrial REITs)	161	588
Infinera Corp.*(a) (Communications Equipment)	499	3,278
Information Services Group, Inc. (IT Services)	88	294
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	49	414
Ingevity Corp.* (Chemicals)	90	3,668
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	36	2,320
Inhibrx Biosciences, Inc.* (Biotechnology)	29	447
Inmode, Ltd.* (Health Care Equipment & Supplies)	178	2,973
Inmune Bio, Inc.* (Biotechnology)	33	154
Innodata, Inc.* (Professional Services)	67	2,648
Innospec, Inc. (Chemicals)	62	6,824
Innovage Holding Corp.* (Health Care Providers & Services)	47	185
Innovative Industrial Properties, Inc. (Industrial REITs)	70	4,665
Innovex International, Inc.* (Energy Equipment & Services)	84	1,173
Innovid Corp.* (Media)	267	825
Innoviva, Inc.* (Pharmaceuticals)	137	2,377
Inogen, Inc.* (Health Care Equipment & Supplies)	58	532
Inovio Pharmaceuticals, Inc.* (Biotechnology)	64	117
Inozyme Pharma, Inc.* (Biotechnology)	129	357
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	67	10,191

Common Stocks, continued

	Shares	Value
Insmed, Inc.* (Biotechnology)	425	$29,343
Insperity, Inc. (Professional Services)	89	6,898
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	54	489
Installed Building Products, Inc. (Household Durables)	59	10,340
Insteel Industries, Inc. (Building Products)	46	1,242
Intapp, Inc.* (Software)	132	8,460
Integer Holdings Corp.* (Health Care Equipment & Supplies)	82	10,867
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	167	3,788
Integral Ad Science Holding Corp.* (Media)	180	1,879
Intellia Therapeutics, Inc.* (Biotechnology)	250	2,915
Inter Parfums, Inc. (Personal Care Products)	45	5,917
InterDigital, Inc. (Software)	62	12,011
Interface, Inc. (Commercial Services & Supplies)	142	3,458
International Bancshares Corp. (Banks)	133	8,400
International Game Technology PLC (Hotels, Restaurants & Leisure)	281	4,962
International Money Express, Inc.* (Financial Services)	78	1,625
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	101	3,630
Intrepid Potash, Inc.* (Chemicals)	27	592
Intuitive Machines, Inc.* (Aerospace & Defense)	75	1,362
InvenTrust Properties Corp. (Retail REITs)	191	5,755
Invesco Mortgage Capital, Inc. (Mortgage REITs)	136	1,095
Investar Holding Corp. (Banks)	23	505
Investors Title Co.* (Insurance)	4	947
Invivyd, Inc.* (Biotechnology)	196	87
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	496	20,719
Iovance Biotheraputics, Inc.* (Biotechnology)	678	5,017
iRadimed Corp. (Health Care Equipment & Supplies)	20	1,100
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	77	6,943
iRobot Corp.* (Household Durables)	74	574
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	349	1,546
Ispire Technology, Inc.* (Tobacco)	47	236
iTeos Therapeutics, Inc.* (Biotechnology)	66	507
Itron, Inc.* (Electronic Equipment, Instruments & Components)	111	12,052
Ivanhoe Electric, Inc.* (Metals & Mining)	206	1,555
J & J Snack Foods Corp. (Food Products)	38	5,895
J Jill, Inc. (Specialty Retail)	15	414
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	47	1,957
Jackson Financial, Inc.—Class A (Financial Services)	185	16,109
JAKKS Pacific, Inc.* (Leisure Products)	20	563
James River Group Holdings, Ltd. (Insurance)	93	453
Jamf Holding Corp.* (Software)	202	2,838
Janus International Group, Inc.* (Building Products)	350	2,573
Janux Therapeutics, Inc.* (Biotechnology)	69	3,694

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Jasper Therapeutics, Inc.* (Biotechnology)	28	$599
JBG SMITH Properties (Office REITs)	201	3,089
JELD-WEN Holding, Inc.* (Building Products)	208	1,704
JetBlue Airways Corp.* (Passenger Airlines)	771	6,060
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,066	8,667
John B. Sanfilippo & Son, Inc. (Food Products)	22	1,916
John Bean Technologies Corp. (Machinery)	116	14,744
John Marshall Bancorp, Inc. (Banks)	31	622
John Wiley & Sons, Inc.—Class A (Media)	98	4,284
Johnson Outdoors, Inc.—Class A (Leisure Products)	12	396
Kadant, Inc. (Machinery)	29	10,005
Kaiser Aluminum Corp. (Metals & Mining)	39	2,741
Kaltura, Inc.* (Software)	241	530
KalVista Pharmaceuticals, Inc.* (Biotechnology)	84	711
KAR Auction Services, Inc.* (Commercial Services & Supplies)	265	5,258
Karat Packaging, Inc. (Trading Companies & Distributors)	17	514
KB Home (Household Durables)	160	10,515
Kearney Financial Corp. (Banks)	135	956
Kelly Services, Inc.—Class A (Professional Services)	76	1,059
Kennametal, Inc. (Machinery)	192	4,612
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	281	2,807
Keros Therapeutics, Inc.* (Biotechnology)	76	1,203
Kforce, Inc. (Professional Services)	45	2,552
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	60	1,124
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	69	1,228
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	94	5,331
Kingsway Financial Services, Inc.* (Insurance)	31	259
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	95	1,879
Kite Realty Group Trust (Retail REITs)	536	13,530
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	145	1,465
Knife River Corp. (Construction Materials)	140	14,230
Knowles Corp.* (Electronic Equipment, Instruments & Components)	215	4,285
Kodiak Gas Services, Inc. (Energy Equipment & Services)	80	3,266
Kodiak Sciences, Inc.* (Biotechnology)	81	806
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	136	11,616
Koppers Holdings, Inc. (Chemicals)	49	1,588
Korn Ferry (Professional Services)	128	8,634
Korro Bio, Inc.* (Biotechnology)	15	571
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,154	3,947
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	365	9,629
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	211	2,095
Kronos Worldwide, Inc.* (Chemicals)	54	527
Krystal Biotech, Inc.* (Biotechnology)	61	9,556
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	131	6,112
Common Stocks, continued

	Shares	Value
Kura Oncology, Inc.* (Biotechnology)	179	$1,559
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	15	1,359
Kymera Therapeutics, Inc.* (Biotechnology)	116	4,667
Kyverna Therapeutics, Inc.* (Biotechnology)	64	239
L.B. Foster Co.—Class A (Machinery)	22	592
Ladder Capital Corp. (Mortgage REITs)	280	3,133
Lakeland Financial Corp. (Banks)	61	4,194
Lancaster Colony Corp. (Food Products)	48	8,311
Landec Corp.* (Life Sciences Tools & Services)	56	416
Lands' End, Inc.* (Specialty Retail)	35	460
Landsea Home Corp.* (Household Durables)	44	374
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	170	15,208
LanzaTech Global, Inc.* (Commercial Services & Supplies)	276	378
Larimar Therapeutics, Inc.* (Biotechnology)	104	402
Latham Group, Inc.* (Leisure Products)	100	696
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	321	5,871
Lawson Products, Inc.* (Trading Companies & Distributors)	26	894
La-Z-Boy, Inc. (Household Durables)	104	4,531
LCI Industries (Automobile Components)	61	6,307
LCNB Corp. (Banks)	32	484
Legacy Housing Corp.* (Household Durables)	28	691
Legalzoom.com, Inc.* (Professional Services)	316	2,373
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	50	4,607
Lemonade, Inc.* (Insurance)	129	4,732
LendingClub Corp.* (Consumer Finance)	273	4,420
LendingTree, Inc.* (Consumer Finance)	25	969
LENZ Therapeutics, Inc.* (Biotechnology)	31	895
Leonardo DRS, Inc.* (Aerospace & Defense)	182	5,880
Leslie's, Inc.* (Specialty Retail)	443	988
Lexeo Therapeutics, Inc.* (Biotechnology)	58	382
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	283	209
Lexington Realty Trust (Industrial REITs)	717	5,822
LGI Homes, Inc.* (Household Durables)	52	4,649
Liberty Energy, Inc. (Energy Equipment & Services)	391	7,777
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	78	496
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	320	2,029
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	153	3,384
Life360, Inc.* (Software)	25	1,032
LifeMD, Inc.* (Health Care Technology)	90	446
LifeStance Health Group, Inc.* (Health Care Providers & Services)	344	2,535
Lifetime Brands, Inc. (Household Durables)	31	183
Lifeway Foods, Inc.* (Food Products)	11	273
Lifezone Metals, Ltd.* (Metals & Mining)	90	626
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	43	4,607
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	296	622
Limbach Holdings, Inc.* (Construction & Engineering)	25	2,139

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 89

Common Stocks, continued

	Shares	Value
Limoneira Co.* (Food Products)	41	$1,003
Lincoln Educational Services Corp.* (Diversified Consumer Services)	64	1,012
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	89	1,056
Lindsay Corp. (Machinery)	27	3,194
Lineage Cell Therapeutics, Inc.* (Biotechnology)	365	183
Linkbancorp, Inc. (Banks)	55	411
Lions Gate Entertainment Corp.*—Class A (Entertainment)	147	1,255
Lions Gate Entertainment Corp.*—Class B (Entertainment)	307	2,318
Liquidia Corp.* (Pharmaceuticals)	156	1,835
Liquidity Services, Inc.* (Commercial Services & Supplies)	53	1,711
LivaNova PLC* (Health Care Equipment & Supplies)	135	6,252
Live Oak Bancshares, Inc. (Banks)	86	3,401
LiveOne, Inc.* (Entertainment)	185	272
LiveRamp Holdings, Inc.* (Software)	163	4,950
Livewire Group, Inc.* (Automobiles)	45	216
LSB Industries, Inc.* (Chemicals)	132	1,002
LSI Industries, Inc.[1] (Electrical Equipment)	71	1,379
LTC Properties, Inc. (Health Care REITs)	110	3,801
Lumen Technologies, Inc. (Diversified Telecommunication Services)	2,498	13,264
Luminar Technologies, Inc.*(a) (Automobile Components)	54	291
Luxfer Holdings PLC (Machinery)	66	864
Lyell Immunopharma, Inc.* (Biotechnology)	397	254
Lyra Therapeutics, Inc.* (Pharmaceuticals)	119	25
M/I Homes, Inc.* (Household Durables)	66	8,775
Mack-Cali Realty Corp. (Residential REITs)	194	3,226
MacroGenics, Inc.* (Biotechnology)	152	494
Madison Square Garden Entertainment Corp.* (Entertainment)	98	3,489
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	44	13,577
Magnite, Inc.* (Media)	310	4,935
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	427	9,983
Maiden Holdings, Ltd. (Insurance)	217	367
Malibu Boats, Inc.*—Class A (Leisure Products)	48	1,804
Mama's Creations, Inc.* (Food Products)	81	645
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	60	180
Mannkind Corp.* (Biotechnology)	665	4,276
MARA Holdings, Inc.* (Software)	703	11,789
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	273	1,488
Marcus & Millichap, Inc. (Real Estate Management & Development)	58	2,219
Marine Products Corp. (Leisure Products)	22	202
MarineMax, Inc.* (Specialty Retail)	53	1,534
MarketWise, Inc. (Capital Markets)	97	55
Marqeta, Inc.*—Class A (Financial Services)	1,170	4,434
Marten Transport, Ltd. (Ground Transportation)	143	2,232
Masterbrand, Inc.* (Building Products)	313	4,573

Common Stocks, continued

	Shares	Value
MasterCraft Boat Holdings, Inc.* (Leisure Products)	40	$763
Materion Corp. (Metals & Mining)	51	5,043
Mativ Holdings, Inc. (Chemicals)	133	1,450
Matrix Service Co.* (Construction & Engineering)	65	778
Matson, Inc. (Marine Transportation)	81	10,921
Matterport, Inc.* (Software)	655	3,105
Matthews International Corp.—Class A (Commercial Services & Supplies)	73	2,021
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	19	418
MaxCyte, Inc.* (Life Sciences Tools & Services)	258	1,073
Maximus, Inc. (Professional Services)	148	11,048
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	197	3,897
Mayville Engineering Co., Inc.* (Machinery)	32	503
MBIA, Inc.* (Insurance)	110	711
MBX Biosciences, Inc.* (Pharmaceuticals)	28	516
McGrath RentCorp (Trading Companies & Distributors)	60	6,709
Medallion Financial Corp.* (Consumer Finance)	46	432
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	74	835
Medifast, Inc. (Personal Care Products)	27	476
MediWound, Ltd.* (Pharmaceuticals)	19	338
Mednax, Inc.* (Health Care Providers & Services)	213	2,795
MeiraGTx Holdings PLC* (Biotechnology)	115	700
Mercantile Bank Corp. (Banks)	39	1,735
Merchants Bancorp (Financial Services)	45	1,641
Mercury General Corp. (Insurance)	66	4,388
Mercury Systems, Inc.* (Aerospace & Defense)	128	5,376
MeridianLink, Inc.* (Software)	81	1,673
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	141	13,638
Meritage Homes Corp. (Household Durables)	89	13,689
Mersana Therapeutics, Inc.* (Biotechnology)	280	400
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	13	1,714
Metagenomi, Inc.* (Biotechnology)	68	245
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	133	1,412
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	87	1,026
Metrocity Bankshares, Inc. (Banks)	46	1,470
Metropolitan Bank Holding Corp.* (Banks)	26	1,518
MFA Financial, Inc.* (Mortgage REITs)	253	2,578
MGE Energy, Inc. (Electric Utilities)	90	8,456
MGP Ingredients, Inc. (Beverages)	35	1,378
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	519	680
Mid Penn Bancorp, Inc. (Banks)	37	1,067
Middlefield Banc Corp. (Banks)	18	505
Middlesex Water Co. (Water Utilities)	44	2,316
Midland States Bankcorp, Inc. (Banks)	51	1,244
MidWestOne Financial Group, Inc.* (Banks)	46	1,340
Miller Industries, Inc. (Machinery)	27	1,765
MillerKnoll, Inc. (Commercial Services & Supplies)	172	3,885
MiMedx Group, Inc.* (Biotechnology)	293	2,819

See accompanying notes to financial statements.

90 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	199	$1,385
Minerals Technologies, Inc. (Chemicals)	78	5,944
Mineralys Therapeutics, Inc.* (Biotechnology)	70	862
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	510	8,900
Mirum Pharmaceuticals, Inc.* (Biotechnology)	98	4,052
Mission Produce, Inc.* (Food Products)	107	1,538
Mister Car Wash, Inc.* (Diversified Consumer Services)	234	1,706
Mistras Group, Inc.* (Professional Services)	52	471
Mitek Systems, Inc.* (Software)	113	1,258
Modine Manufacturing Co.* (Automobile Components)	127	14,724
ModivCare, Inc.* (Health Care Providers & Services)	28	332
Moelis & Co.—Class A (Capital Markets)	174	12,855
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	32	2,525
MoneyLion, Inc.* (Consumer Finance)	21	1,806
Monro, Inc. (Specialty Retail)	74	1,835
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	163	649
Monte Rosa Therapeutics, Inc.* (Biotechnology)	102	708
Montrose Environemental Group, Inc.* (Commercial Services & Supplies)	78	1,447
Moog, Inc.—Class A (Aerospace & Defense)	70	13,780
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	37	728
Mr. Cooper Group, Inc.* (Financial Services)	156	14,977
MRC Global, Inc.* (Trading Companies & Distributors)	208	2,658
Mueller Industries, Inc. (Machinery)	276	21,902
Mueller Water Products, Inc.—Class A (Machinery)	383	8,618
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	354	10,712
MVB Financial Corp. (Banks)	28	580
Myers Industries, Inc. (Containers & Packaging)	91	1,005
MYR Group, Inc.* (Construction & Engineering)	39	5,802
Myriad Genetics, Inc.* (Biotechnology)	221	3,030
N-able, Inc.* (Software)	176	1,644
Nabors Industries, Ltd.* (Energy Equipment & Services)	23	1,315
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	10	298
NANO Nuclear Energy, Inc.* (Electrical Equipment)	11	274
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	135	972
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	87	3,094
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	7	550
National Bank Holdings Corp.—Class A (Banks)	91	3,918
National Bankshares, Inc. (Banks)	14	402
National Beverage Corp. (Beverages)	58	2,475

Common Stocks, continued

	Shares	Value
National CineMedia, Inc.*[1] (Media)	172	$1,142
National Health Investors, Inc. (Health Care REITs)	103	7,138
National HealthCare Corp. (Health Care Providers & Services)	31	3,334
National Presto Industries, Inc.* (Aerospace & Defense)	13	1,279
National Research Corp. (Health Care Providers & Services)	37	653
National Vision Holdings, Inc.* (Specialty Retail)	192	2,001
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	26	697
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	23	914
Nature's Sunshine Products, Inc. (Personal Care Products)	31	454
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	120	202
Navient Corp. (Consumer Finance)	191	2,538
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	311	1,110
NB Bancorp, Inc.* (Banks)	96	1,734
NBT Bancorp, Inc. (Banks)	114	5,445
NCR Atleos Corp.* (Financial Services)	178	6,038
NCR Voyix Corp.* (Software)	359	4,969
Nektar Therapeutics* (Pharmaceuticals)	441	410
Nelnet, Inc.—Class A (Consumer Finance)	35	3,738
Neogen Corp.* (Health Care Equipment & Supplies)	538	6,531
NeoGenomics, Inc.* (Health Care Providers & Services)	315	5,191
NerdWallet, Inc.*—Class A (Consumer Finance)	87	1,157
Nerdy, Inc.* (Diversified Consumer Services)	187	303
Net Lease Office Properties (Office REITs)	37	1,155
Net Power, Inc.* (Electrical Equipment)	53	561
NETGEAR, Inc.* (Communications Equipment)	69	1,923
NetScout Systems, Inc.* (Communications Equipment)	171	3,704
NETSTREIT Corp. (Retail REITs)	192	2,717
Neumora Therapeutics, Inc.* (Pharmaceuticals)	208	2,205
Neurogene, Inc.* (Biotechnology)	25	572
NeuroPace, Inc.* (Health Care Equipment & Supplies)	34	380
Nevro Corp.* (Health Care Equipment & Supplies)	91	339
New Jersey Resources Corp. (Gas Utilities)	242	11,290
New York Community Bancorp, Inc. (Banks)	626	5,841
New York Mortgage Trust, Inc. (Mortgage REITs)	224	1,357
Newmark Group, Inc.—Class A (Real Estate Management & Development)	325	4,163
Newpark Resources, Inc.* (Energy Equipment & Services)	207	1,588
NewtekOne, Inc.* (Financial Services)	60	766
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	81	494
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	20	314

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 91

Common Stocks, continued

	Shares	Value
NexPoint Residential Trust, Inc. (Residential REITs)	55	$2,296
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	285	2,197
Nextdoor Holdings, Inc.* (Interactive Media & Services)	425	1,007
NextNav, Inc.* (Software)	191	2,972
NEXTracker, Inc.*—Class A (Electrical Equipment)	356	13,005
NI Holdings, Inc.* (Insurance)	19	298
Nicolet Bankshares, Inc.* (Banks)	33	3,462
Nkarta, Inc.* (Biotechnology)	131	326
NL Industries, Inc.* (Commercial Services & Supplies)	21	163
nLight, Inc.* (Electronic Equipment, Instruments & Components)	115	1,206
NMI Holdings, Inc.* (Financial Services)	194	7,131
NN, Inc. (Machinery)	115	376
Noble Corp. PLC (Energy Equipment & Services)	341	10,707
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	503	1,258
Northeast Bank (Banks)	17	1,559
Northeast Community Bancorp, Inc. (Banks)	30	734
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	245	9,104
Northern Technologies International Corp. (Chemicals)	19	256
Northfield Bancorp, Inc. (Banks)	94	1,092
Northrim Bancorp, Inc. (Banks)	13	1,013
Northwest Bancshares, Inc. (Banks)	314	4,142
Northwest Natural Holding Co. (Gas Utilities)	95	3,758
Northwest Pipe Co.* (Construction & Engineering)	24	1,158
NorthWestern Energy Group, Inc. (Multi-Utilities)	152	8,126
Norwood Financial Corp. (Banks)	18	490
NovaGold Resources, Inc.* (Metals & Mining)	602	2,005
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	89	13,596
Novavax, Inc.* (Biotechnology)	380	3,055
Novocure, Ltd.* (Health Care Equipment & Supplies)	263	7,837
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	122	841
Nurix Therapeutics, Inc.* (Biotechnology)	173	3,259
NuScale Power Corp.* (Electrical Equipment)	209	3,747
Nuvalent, Inc.*—Class A (Biotechnology)	87	6,810
Nuvation Bio, Inc.* (Pharmaceuticals)	447	1,189
NV5 Global, Inc.* (Professional Services)	141	2,656
NVE Corp. (Semiconductors & Semiconductor Equipment)	12	977
Oak Valley Bancorp. (Banks)	17	497
Oceaneering International, Inc.* (Energy Equipment & Services)	249	6,494
OceanFirst Financial Corp. (Banks)	142	2,570
Ocugen, Inc.* (Biotechnology)	706	568
Ocular Therapeutix, Inc.* (Pharmaceuticals)	384	3,279
Offerpad Solutions, Inc.* (Real Estate Management & Development)	26	74
OFG Bancorp (Banks)	113	4,782

Common Stocks, continued

	Shares	Value
O-I Glass, Inc. (Containers & Packaging)	382	$4,141
Oil States International, Inc.* (Energy Equipment & Services)	149	754
Oil-Dri Corp. of America (Household Products)	12	1,052
Olaplex Holdings, Inc.* (Personal Care Products)	342	592
Old National Bancorp (Banks)	776	16,842
Old Second Bancorp, Inc. (Banks)	108	1,920
Olema Pharmaceuticals, Inc.* (Biotechnology)	101	589
Olo, Inc.*—Class A (Software)	258	1,981
Olympic Steel, Inc. (Metals & Mining)	24	787
Omega Flex, Inc. (Machinery)	9	378
Omeros Corp.* (Pharmaceuticals)	138	1,363
OmniAb, Inc.* (Life Sciences Tools & Services)	228	807
Omnicell, Inc.* (Health Care Equipment & Supplies)	113	5,031
ON24, Inc.* (Software)	68	439
ONE Gas, Inc. (Gas Utilities)	139	9,626
One Liberty Properties, Inc. (Equity REIT— Diversified)	39	1,062
OneSpan, Inc.* (Software)	93	1,724
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	248	4,935
OneWater Marine, Inc.* (Specialty Retail)	29	504
Onity Group, Inc.* (Financial Services)	16	491
Ooma, Inc.* (Software)	62	872
Open Lending Corp.* (Capital Markets)	252	1,504
Opendoor Technologies, Inc.* (Real Estate Management & Development)	1,554	2,486
OPKO Health, Inc.* (Health Care Providers & Services)	804	1,182
OppFi, Inc.* (Consumer Finance)	47	360
OptimizeRx Corp.* (Health Care Technology)	43	209
Option Care Health, Inc.* (Health Care Providers & Services)	423	9,814
Orange County Bancorp, Inc. (Banks)	13	722
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	178	643
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	61	244
Orchid Island Capital, Inc. (Mortgage REITs)	194	1,509
Organogenesis Holdings, Inc.* (Biotechnology)	178	570
ORIC Pharmaceuticals, Inc.* (Biotechnology)	152	1,227
Origin Bancorp, Inc. (Banks)	72	2,397
Orion Group Holdings, Inc.* (Construction & Engineering)	90	660
Orion Office REIT, Inc. (Office REITs)	139	516
Orion SA (Chemicals)	142	2,242
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	142	9,616
Orrstown Financial Services, Inc. (Banks)	46	1,684
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	85	1,484
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	41	950
Oscar Health, Inc.* (Insurance)	492	6,612
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	39	6,530
Otter Tail Corp. (Electric Utilities)	102	7,532

See accompanying notes to financial statements.

92 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	115	$1,405
Outbrain, Inc.* (Interactive Media & Services)	97	696
Outfront Media, Inc. (Specialized REITs)	365	6,475
Outlook Therapeutics, Inc.* (Biotechnology)	38	72
Ovid Therapeutics, Inc.* (Biotechnology)	145	135
Owens & Minor, Inc. (Health Care Providers & Services)	186	2,431
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	37	2,915
P10, Inc.—Class A (Capital Markets)	101	1,274
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	675	1,235
Pacific Premier Bancorp, Inc. (Banks)	236	5,881
Pacira BioSciences, Inc.* (Pharmaceuticals)	113	2,129
Pacs Group, Inc.* (Health Care Providers & Services)	95	1,245
Pactiv Evergreen, Inc.* (Containers & Packaging)	100	1,747
Pagaya Technologies, Ltd.*—Class A (Software)	89	827
PagerDuty, Inc.* (Software)	221	4,035
Pagseguro Digital, Ltd.*—Class A (Financial Services)	465	2,911
Palomar Holdings, Inc.* (Insurance)	63	6,652
PAM Transportation Services, Inc.* (Ground Transportation)	15	246
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	77	413
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	82	3,368
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	134	2,196
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	83	6,032
Paragon 28, Inc.* (Health Care Equipment & Supplies)	116	1,198
Paramount Group, Inc.* (Office REITs)	455	2,248
Park Aerospace Corp. (Aerospace & Defense)	45	659
Park National Corp. (Banks)	36	6,171
Parke Bancorp, Inc.* (Banks)	26	533
Park-Ohio Holdings Corp.* (Machinery)	22	578
Pathward Financial, Inc. (Banks)	62	4,562
Patria Investments, Ltd.—Class A (Capital Markets)	138	1,605
Patrick Industries, Inc. (Automobile Components)	80	6,646
Patterson Cos., Inc. (Health Care Providers & Services)	194	5,987
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	960	7,930
Payoneer Global, Inc.* (Financial Services)	716	7,189
Paysafe, Ltd.* (Financial Services)	79	1,351
Paysign, Inc.* (Financial Services)	81	245
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	248	6,584
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	29	2,009
PCB Bancorp (Banks)	27	546
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	77	2,085

Common Stocks, continued

	Shares	Value
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	312	$6,533
Peakstone Realty Trust (Office REITs)	90	996
Peapack-Gladstone Financial Corp. (Banks)	41	1,314
Pebblebrook Hotel Trust (Hotel & Resort REITs)	295	3,997
Peloton Interactive, Inc.*—Class A (Leisure Products)	869	7,560
PennyMac Financial Services, Inc. (Financial Services)	66	6,741
PennyMac Mortgage Investment Trust (Mortgage REITs)	214	2,694
Peoples Bancorp of North Carolina, Inc. (Banks)	11	344
Peoples Bancorp, Inc.* (Banks)	85	2,694
Peoples Financial Services Corp. (Banks)	23	1,177
PepGen, Inc.* (Biotechnology)	38	144
Perdoceo Education Corp. (Diversified Consumer Services)	162	4,288
Perella Weinberg Partners (Capital Markets)	128	3,052
Performant Financial Corp.* (Health Care Providers & Services)	175	529
Perimeter Solutions, Inc.* (Chemicals)	330	4,217
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	36	399
Perpetua Resources Corp.* (Metals & Mining)	95	1,014
Perspective Therapeutics, Inc.* (Biotechnology)	133	424
Petco Health & Wellness Co., Inc.* (Specialty Retail)	208	792
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	97	788
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	50	1,050
Phillips Edison & Co., Inc. (Retail REITs)	303	11,350
Phinia, Inc. (Automobile Components)	103	4,962
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	152	3,581
Phreesia, Inc.* (Health Care Technology)	137	3,447
Piedmont Lithium, Inc.* (Metals & Mining)	45	393
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	305	2,791
Pioneer Bancorp, Inc.* (Banks)	29	334
Piper Sandler Cos. (Capital Markets)	43	12,897
Pitney Bowes, Inc. (Commercial Services & Supplies)	400	2,896
PJT Partners, Inc.—Class A (Capital Markets)	58	9,153
Planet Labs PBC*—Class A (Professional Services)	533	2,153
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	97	1,118
Playstudios, Inc.* (Entertainment)	217	404
Plexus Corp.* (Electronic Equipment, Instruments & Components)	66	10,328
Pliant Therapeutics, Inc.* (Pharmaceuticals)	141	1,857
Plug Power, Inc.* (Electrical Equipment)	1,968	4,192
Plumas Bancorp* (Banks)	14	662
Plymouth Industrial REIT, Inc. (Industrial REITs)	99	1,762
Ponce Financial Group, Inc.* (Banks)	48	624
Porch Group, Inc.* (Software)	195	959

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 93

Common Stocks, continued

	Shares	Value
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	133	$1,250
Portland General Electric Co. (Electric Utilities)	257	11,210
Poseida Therapeutics, Inc.* (Biotechnology)	169	1,622
Postal Realty Trust, Inc.—Class A (Office REITs)	54	705
Potbelly Corp.* (Hotels, Restaurants & Leisure)	68	641
PotlatchDeltic Corp. (Specialized REITs)	196	7,693
Powell Industries, Inc. (Electrical Equipment)	23	5,098
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	140	8,638
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	233	1,552
PRA Group, Inc.* (Consumer Finance)	96	2,005
Prairie Operating Co.* (Software)	10	69
Praxis Precision Medicines, Inc.* (Biotechnology)	43	3,309
Precigen, Inc.* (Biotechnology)	332	372
Preferred Bank (Banks)	31	2,678
Preformed Line Products Co.* (Electrical Equipment)	6	767
Prelude Therapeutics, Inc.* (Biotechnology)	33	42
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	122	9,527
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	62	5,714
Prime Medicine, Inc.* (Biotechnology)	140	409
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	2	439
Primis Financial Corp. (Banks)	50	583
Primo Brands Corp.* (Beverages)	390	12,000
Primoris Services Corp. (Construction & Engineering)	132	10,085
Princeton Bancorp, Inc. (Banks)	14	482
Priority Technology Holdings, Inc.* (Financial Services)	45	529
Privia Health Group, Inc.* (Health Care Providers & Services)	252	4,927
ProAssurance Corp. (Insurance)	126	2,005
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	110	8,857
Proficient Auto Logistics, Inc.* (Ground Transportation)	39	315
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	55	427
PROG Holdings, Inc. (Consumer Finance)	101	4,268
Progress Software Corp. (Software)	105	6,841
Progyny, Inc.* (Health Care Providers & Services)	196	3,381
ProKidney Corp.* (Biotechnology)	271	458
ProPetro Holding Corp.* (Energy Equipment & Services)	214	1,997
PROS Holdings, Inc.* (Software)	113	2,481
Protagonist Therapeutics, Inc.* (Biotechnology)	144	5,558
Prothena Corp. PLC* (Biotechnology)	105	1,454
Proto Labs, Inc.* (Machinery)	62	2,424
Provident Bancorp, Inc.* (Banks)	39	445
Provident Financial Services, Inc. (Banks)	311	5,869
PTC Therapeutics, Inc.* (Biotechnology)	188	8,486
PubMatic, Inc.*—Class A (Media)	103	1,513

Common Stocks, continued

	Shares	Value
Pulmonx Corp.* (Health Care Equipment & Supplies)	93	$631
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	45	783
Puma Biotechnology, Inc.* (Biotechnology)	104	317
Pure Cycle Corp.* (Water Utilities)	51	647
PureCycle Technologies, Inc.* (Chemicals)	304	3,116
Purple Innovation, Inc.* (Household Durables)	140	109
Pyxis Oncology, Inc.* (Biotechnology)	120	187
Q2 Holdings, Inc.* (Software)	145	14,594
Q32 Bio, Inc.* (Biotechnology)	15	52
QCR Holdings, Inc. (Banks)	40	3,226
Quad/Graphics, Inc. (Commercial Services & Supplies)	76	530
Quaker Chemical Corp. (Chemicals)	34	4,786
Qualys, Inc.* (Software)	92	12,900
Quanex Building Products Corp. (Building Products)	112	2,715
Quanterix Corp.* (Life Sciences Tools & Services)	89	946
Quantum-Si, Inc.* (Life Sciences Tools & Services)	247	667
Quest Resource Holding Corp.* (Commercial Services & Supplies)	43	280
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	34	384
QuinStreet, Inc.* (Interactive Media & Services)	133	3,068
Quipt Home Medical Corp.* (Health Care Providers & Services)	102	311
Qurate Retail, Inc.*—Class B (Broadline Retail)	2	6
Rackspace Technology, Inc.* (IT Services)	167	369
Radian Group, Inc. (Financial Services)	374	11,862
Radiant Logistics, Inc.* (Air Freight & Logistics)	88	590
RadNet, Inc.* (Health Care Providers & Services)	163	11,384
Ramaco Resources, Inc.—Class A (Metals & Mining)	65	667
Ramaco Resources, Inc.—Class B (Metals & Mining)	12	119
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	264	13,955
Ranger Energy Services, Inc.* (Energy Equipment & Services)	39	604
Ranpak Holdings Corp.* (Containers & Packaging)	106	729
Rapid7, Inc.* (Software)	153	6,155
Rapport Therapeutics, Inc.* (Pharmaceuticals)	23	408
RAPT Therapeutics, Inc.* (Biotechnology)	74	117
Rayonier Advanced Materials, Inc. (Chemicals)	158	1,304
RBB Bancorp (Banks)	40	820
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	21	1,207
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	44	469
Ready Capital Corp. (Mortgage REITs)	399	2,721
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	614	4,151
Red River Bancshares, Inc.* (Banks)	11	594

See accompanying notes to financial statements.

94 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	121	$5,595
Red Violet, Inc.* (Software)	27	977
Redfin Corp.* (Real Estate Management & Development)	295	2,322
Redwire Corp.* (Aerospace & Defense)	56	922
Redwood Trust, Inc. (Mortgage REITs)	325	2,122
REGENXBIO, Inc.* (Biotechnology)	114	881
Regional Management Corp.* (Consumer Finance)	21	714
Regulus Therapeutics, Inc.* (Biotechnology)	156	246
Rekor Systems, Inc.* (Software)	182	284
Relay Therapeutics, Inc.* (Biotechnology)	300	1,236
Remitly Global, Inc.* (Financial Services)	368	8,306
Renasant Corp. (Banks)	154	5,506
Renovaro, Inc.* (Biotechnology)	285	238
Repay Holdings Corp.* (Financial Services)	214	1,633
Replimune Group, Inc.* (Biotechnology)	150	1,817
ReposiTrak, Inc. (Software)	29	642
Republic Bancorp, Inc.*—Class A (Banks)	20	1,397
Reservoir Media, Inc.* (Entertainment)	48	434
Resideo Technologies, Inc. (Building Products)	360	8,298
Resources Connection, Inc. (Professional Services)	83	708
Retail Opportunity Investments Corp. (Retail REITs)	306	5,312
REV Group, Inc. (Machinery)	127	4,047
Revance Therapeutics, Inc.* (Pharmaceuticals)	257	781
REVOLUTION Medicines, Inc.* (Biotechnology)	413	18,065
Revolve Group, Inc.* (Specialty Retail)	95	3,182
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	38	1,584
RGC Resources, Inc. (Gas Utilities)	20	401
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	135	7,557
Ribbon Communications, Inc.* (Communications Equipment)	226	940
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	30	421
Rigel Pharmaceuticals, Inc.* (Biotechnology)	43	723
Rigetti Computing, Inc.*(a) (Semiconductors & Semiconductor Equipment)	389	5,936
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	28	894
Rimini Street, Inc.* (Software)	131	350
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	366	498
Riot Platforms, Inc.* (Software)	704	7,188
RLJ Lodging Trust[2] (Hotel & Resort REITs)	376	3,839
Roadzen, Inc.* (Software)	93	203
Rocket Lab USA, Inc.* (Aerospace & Defense)	859	21,880
Rocket Pharmaceuticals, Inc.* (Biotechnology)	162	2,036
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	18	410
Rogers Corp.* (Electronic Equipment, Instruments & Components)	46	4,674
Root, Inc.*—Class A (Insurance)	21	1,524
RPC, Inc. (Energy Equipment & Services)	210	1,247
RumbleON, Inc.*—Class B (Specialty Retail)	42	228

Common Stocks, continued

	Shares	Value
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	150	$8,219
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	22	1,198
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	188	2,579
RXO, Inc.* (Ground Transportation)	394	9,392
RxSight, Inc.* (Health Care Equipment & Supplies)	90	3,094
Ryerson Holding Corp.* (Metals & Mining)	67	1,240
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	145	15,129
S&T Bancorp, Inc. (Banks)	94	3,593
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	125	2,863
Sabra Health Care REIT, Inc. (Health Care REITs)	584	10,115
Sabre Corp.* (Hotels, Restaurants & Leisure)	943	3,442
Safe Builders, Inc. (Marine Transportation)	149	532
Safehold, Inc. (Specialized REITs)	128	2,365
Safety Insurance Group, Inc. (Insurance)	36	2,966
Sage Therapeutics, Inc.* (Biotechnology)	135	733
Sally Beauty Holdings, Inc.* (Specialty Retail)	254	2,654
Sana Biotechnology, Inc.* (Biotechnology)	326	531
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	10	332
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	79	925
Sandy Spring Bancorp, Inc. (Banks)	108	3,641
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	133	10,064
Sapiens International Corp. N.V. (Software)	76	2,042
Saul Centers, Inc. (Retail REITs)	26	1,009
Savara, Inc.* (Biotechnology)	285	875
Savers Value Village, Inc.* (Broadline Retail)	58	595
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	59	2,800
Schnitzer Steel Industries, Inc.*—Class A (Metals & Mining)	65	989
Scholar Rock Holding Corp.* (Biotechnology)	191	8,255
Scholastic Corp. (Media)	57	1,216
Schrodinger, Inc.* (Health Care Technology)	137	2,643
Scilex Holding Co.* (Pharmaceuticals)	198	84
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	110	5,466
scPharmaceuticals, Inc.* (Pharmaceuticals)	97	343
Seacoast Banking Corp. of Florida (Banks)	208	5,726
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	60	394
Seadrill, Ltd.* (Energy Equipment & Services)	171	6,657
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	81	4,551
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	225	2,979
Select Medical Holdings Corp. (Health Care Providers & Services)	267	5,033
Selective Insurance Group, Inc. (Insurance)	150	14,028
Selectquote, Inc.* (Insurance)	335	1,246
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	12	648
SEMrush Holdings, Inc.* (Software)	91	1,081

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 95

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	179	$11,071
Seneca Foods Corp.*—Class A (Food Products)	12	951
Sensient Technologies Corp. (Chemicals)	104	7,411
Septerna, Inc.* (Pharmaceuticals)	46	1,053
Sera Prognostics, Inc.*—Class A (Biotechnology)	70	570
Service Properties Trust (Hotel & Resort REITs)	407	1,034
ServisFirst Bancshares, Inc. (Banks)	125	10,593
SES AI Corp.* (Electrical Equipment)	321	703
Seven Hills Realty Trust (Mortgage REITs)	32	419
Sezzle, Inc.* (Financial Services)	6	1,535
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	322	3,291
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	94	12,201
Shattuck Labs, Inc.* (Biotechnology)	97	117
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	120	1,513
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	414	2,289
Shoe Carnival, Inc. (Specialty Retail)	44	1,456
Shore Bancshares, Inc. (Banks)	76	1,205
ShotSpotter, Inc.* (Software)	25	327
Shutterstock, Inc. (Interactive Media & Services)	60	1,821
SI-BONE, Inc.* (Health Care Equipment & Supplies)	102	1,430
Sierra Bancorp (Banks)	32	925
SIGA Technologies, Inc. (Pharmaceuticals)	114	685
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	88	320
Signet Jewelers, Ltd. (Specialty Retail)	104	8,394
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	79	9,813
Silvaco Group, Inc.* (Software)	15	121
Silvercrest Asset Management Group, Inc.— Class A (Capital Markets)	23	423
Simmons First National Corp.—Class A (Banks)	306	6,787
Simulations Plus, Inc. (Health Care Technology)	39	1,088
Sinclair, Inc.* (Media)	79	1,275
SiriusPoint, Ltd.* (Insurance)	232	3,802
SITE Centers Corp. (Retail REITs)	117	1,789
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	46	9,868
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	199	3,817
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	229	11,036
SJW Group (Water Utilities)	83	4,085
Sky Harbour Group Corp.*(a) (Transportation Infrastructure)	28	334
Skye Bioscience, Inc.* (Biotechnology)	49	139
Skyward Specialty Insurance Group, Inc.* (Insurance)	92	4,650
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	67	925
SkyWest, Inc.* (Passenger Airlines)	98	9,812

Common Stocks, continued

	Shares	Value
SL Green Realty Corp. (Office REITs)	174	$11,818
Sleep Number Corp.* (Specialty Retail)	53	808
SM Energy Co. (Oil, Gas & Consumable Fuels)	282	10,930
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	128	2,456
SmartFinancial, Inc.* (Banks)	39	1,208
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	472	826
Smith & Wesson Brands, Inc. (Leisure Products)	111	1,122
Smith-Midland Corp.* (Construction Materials)	11	489
Solaris Energy Infrastructure, Inc.*—Class A (Energy Equipment & Services)	62	1,784
SolarMax Technology, Inc.* (Electrical Equipment)	74	120
SolarWinds Corp. (Software)	134	1,910
Soleno Therapeutics, Inc.* (Biotechnology)	63	2,832
Solid Biosciences, Inc.* (Biotechnology)	56	224
Solid Power, Inc.* (Automobile Components)	382	722
Solidion Technology, Inc.* (Electrical Equipment)	123	86
Solo Brands, Inc.*—Class A (Leisure Products)	69	79
Sonic Automotive, Inc.—Class A (Specialty Retail)	36	2,281
Sonida Senior Living, Inc.* (Health Care Providers & Services)	12	277
Sonos, Inc.* (Household Durables)	297	4,467
SoundHound AI, Inc.*—Class A (Software)	761	15,097
South Plains Financial, Inc. (Banks)	29	1,008
Southern California BanCorp* (Banks)	60	992
Southern First Bancshares, Inc.* (Banks)	19	755
Southern Missouri Bancorp, Inc. (Banks)	23	1,320
Southern States Bancshares, Inc. (Banks)	21	700
Southland Holdings, Inc.* (Construction & Engineering)	25	81
Southside Bancshares, Inc. (Banks)	71	2,255
SouthState Corp. (Banks)	188	18,701
Southwest Gas Holdings, Inc. (Gas Utilities)	150	10,607
SpartanNash Co. (Consumer Staples Distribution & Retail)	83	1,521
Sphere Entertainment Co.* (Entertainment)	67	2,701
Spire Global, Inc.* (Professional Services)	55	774
Spire, Inc. (Gas Utilities)	140	9,496
Spok Holdings, Inc. (Wireless Telecommunication Services)	45	722
SpringWorks Therapeutics, Inc.* (Biotechnology)	170	6,142
Sprinklr, Inc.*—Class A (Software)	288	2,434
Sprout Social, Inc.*—Class A (Software)	123	3,777
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	249	31,639
SPS Commerce, Inc.* (Software)	93	17,110
SPX Technologies, Inc.* (Machinery)	111	16,153
Spyre Therapeutics, Inc.* (Biotechnology)	85	1,979
SSR Mining, Inc. (Metals & Mining)	501	3,487
STAAR Surgical Co.* (Health Care Equipment & Supplies)	122	2,963
Stagwell, Inc. (Media)	212	1,395
Standard BioTools, Inc.* (Life Sciences Tools & Services)	728	1,274

See accompanying notes to financial statements.

96 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Standard Motor Products, Inc. (Automobile Components)	52	$1,611
Standex International Corp. (Machinery)	29	5,423
Star Holdings* (Real Estate Management & Development)	32	311
Steelcase, Inc.—Class A (Commercial Services & Supplies)	228	2,695
Stellar Bancorp, Inc. (Banks)	121	3,430
Stem, Inc.* (Electrical Equipment)	375	226
Stepan Co. (Chemicals)	53	3,429
StepStone Group, Inc.—Class A (Capital Markets)	162	9,377
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	139	317
Sterling Bancorp, Inc.* (Banks)	52	248
Sterling Infrastructure, Inc.* (Construction & Engineering)	74	12,465
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	179	7,611
Stewart Information Services Corp. (Insurance)	67	4,522
Stitch Fix, Inc.*—Class A (Specialty Retail)	250	1,078
Stock Yards Bancorp, Inc. (Banks)	63	4,511
Stoke Therapeutics, Inc.* (Biotechnology)	89	982
StoneCo, Ltd.* (Financial Services)	706	5,627
Stoneridge, Inc.* (Automobile Components)	67	420
StoneX Group, Inc.* (Capital Markets)	68	6,662
Strategic Education, Inc. (Diversified Consumer Services)	55	5,138
Stratus Properties, Inc.* (Real Estate Management & Development)	14	291
Strawberry Fields REIT, Inc. (Health Care REITs)	15	158
Stride, Inc.* (Diversified Consumer Services)	105	10,914
Sturm Ruger & Co., Inc. (Leisure Products)	41	1,450
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	259	1,774
Summit Materials, Inc.*—Class A (Construction Materials)	299	15,129
Summit Therapeutics, Inc.* (Biotechnology)	227	4,051
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	97	1,414
SunCoke Energy, Inc. (Metals & Mining)	207	2,215
Sunnova Energy International, Inc.* (Independent Power/Renewable Electricity Producers)	268	919
SunOpta, Inc.* (Food Products)	233	1,794
Sunrise Realty Trust, Inc. (Mortgage REITs)	14	197
Sunrun, Inc.* (Electrical Equipment)	539	4,986
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	502	5,944
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	370	2,305
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	32	529
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	124	4,484
Surgery Partners, Inc.* (Health Care Providers & Services)	190	4,022
Surmodics, Inc.* (Health Care Equipment & Supplies)	34	1,346

Common Stocks, continued

	Shares	Value
Sutro Biopharma, Inc.* (Biotechnology)	202	$372
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	247	7,919
SWK Holdings Corp.* (Financial Services)	8	127
Sylvamo Corp. (Paper & Forest Products)	86	6,796
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	98	7,479
Syndax Pharmaceuticals, Inc.* (Biotechnology)	203	2,684
System1, Inc.* (Interactive Media & Services)	58	52
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	58	994
Talkspace, Inc.* (Health Care Providers & Services)	303	936
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	358	3,476
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	162	5,835
Tanger, Inc. (Retail REITs)	263	8,976
Tango Therapeutics, Inc.* (Biotechnology)	118	365
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	81	783
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	91	5,039
Taylor Devices, Inc.* (Machinery)	7	291
Taylor Morrison Home Corp.* (Household Durables)	252	15,424
Taysha Gene Therapies, Inc.* (Biotechnology)	433	749
TechTarget, Inc.* (Media)	65	1,288
Tecnoglass, Inc. (Building Products)	55	4,363
Teekay Corp.* (Transportation & Logistics)	136	942
Teekay Tankers, Ltd. (Transportation & Logistics)	59	2,348
TEGNA, Inc. (Media)	409	7,481
Tejon Ranch Co.* (Real Estate Management & Development)	52	827
Teladoc Health, Inc.* (Health Care Technology)	425	3,863
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	243	8,289
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	48	198
Telos Corp.* (Software)	136	465
Tenable Holdings, Inc.* (Software)	291	11,460
Tenaya Therapeutics, Inc.* (Biotechnology)	136	194
Tennant Co. (Machinery)	47	3,832
Terawulf, Inc.* (Software)	660	3,736
Terex Corp. (Machinery)	164	7,580
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	173	958
Terreno Realty Corp. (Industrial REITs)	236	13,957
TETRA Technologies, Inc.* (Energy Equipment & Services)	310	1,110
Tevogen Bio Holdings, Inc.* (Biotechnology)	56	58
Texas Capital Bancshares, Inc.* (Banks)	114	8,915
TG Therapeutics, Inc.* (Biotechnology)	344	10,354
The Andersons, Inc. (Consumer Staples Distribution & Retail)	81	3,282
The Bancorp, Inc.* (Banks)	116	6,105
The Bank of NT Butterfield & Son, Ltd. (Banks)	110	4,021
The Beauty Health Co.* (Personal Care Products)	184	293
The Brink's Co. (Commercial Services & Supplies)	109	10,111

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 97

Common Stocks, continued

	Shares	Value
The Buckle, Inc. (Specialty Retail)	76	$3,862
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	119	5,645
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	86	4,242
The E.W. Scripps Co.*—Class A (Media)	151	334
The Eastern Co. (Machinery)	13	345
The Ensign Group, Inc. (Health Care Providers & Services)	137	18,201
The First Bancorp, Inc. (Banks)	26	711
The First Bancshares, Inc.* (Banks)	75	2,625
The First of Long Island Corp. (Banks)	53	619
The GEO Group, Inc. (Commercial Services & Supplies)	314	8,785
The Goodyear Tire & Rubber Co. (Automobile Components)	703	6,327
The Gorman-Rupp Co. (Machinery)	52	1,972
The Greenbrier Cos., Inc. (Machinery)	76	4,635
The Hackett Group, Inc. (IT Services)	62	1,905
The Hain Celestial Group, Inc.* (Food Products)	221	1,359
The Honest Co., Inc.* (Personal Care Products)	204	1,414
The Joint Corp.* (Health Care Providers & Services)	27	287
The Lovesac Co.* (Household Durables)	35	828
The Macerich Co. (Retail REITs)	584	11,633
The Manitowoc Co., Inc. (Machinery)	85	776
The Marcus Corp. (Entertainment)	58	1,247
The ODP Corp.* (Specialty Retail)	81	1,842
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	51	148
The Pennant Group, Inc.* (Health Care Providers & Services)	81	2,148
The Real Brokerage, Inc.* (Real Estate Management & Development)	248	1,141
The RealReal, Inc.* (Specialty Retail)	247	2,700
The RMR Group, Inc.—Class A (Real Estate Management & Development)	38	784
The Shyft Group, Inc. (Machinery)	83	974
The Simply Good Foods Co.* (Food Products)	225	8,770
The St. Joe Co. (Real Estate Management & Development)	89	3,999
The Vita Coco Co., Inc.* (Beverages)	97	3,580
The York Water Company* (Water Utilities)	35	1,145
Theravance Biopharma, Inc.* (Pharmaceuticals)	91	856
Therman Group Holdings, Inc.* (Electrical Equipment)	82	2,359
Third Coast Bancshares, Inc.* (Banks)	28	951
Third Harmonic Bio, Inc.* (Pharmaceuticals)	49	504
ThredUp, Inc.*—Class A (Specialty Retail)	194	270
Thryv Holdings, Inc.* (Media)	92	1,362
Tidewater, Inc.* (Energy Equipment & Services)	120	6,565
Tile Shop Holdings, Inc. (Specialty Retail)	71	492
Tilly's, Inc.*—Class A (Specialty Retail)	37	157
Timberland Bancorp, Inc./WA (Banks)	19	580
TimkenSteel Corp. (Metals & Mining)	106	1,498
Tiptree, Inc. (Insurance)	62	1,293
Titan International, Inc. (Machinery)	124	842
Common Stocks, continued

	Shares	Value
Titan Machinery, Inc.* (Trading Companies & Distributors)	52	$735
Tompkins Financial Corp. (Banks)	31	2,103
Topgolf Callaway Brands Corp.* (Leisure Products)	350	2,751
Torrid Holdings, Inc.* (Specialty Retail)	50	262
Tourmaline Bio, Inc.* (Biotechnology)	57	1,156
TowneBank (Banks)	173	5,892
Townsquare Media, Inc.*—Class A (Media)	33	300
TPG RE Finance Trust, Inc. (Mortgage REITs)	147	1,250
TPI Composites, Inc.* (Electrical Equipment)	114	215
Traeger, Inc.* (Household Durables)	85	203
Transcat, Inc.* (Trading Companies & Distributors)	22	2,326
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	3	89
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	81	5,050
Transocean, Ltd. (Energy Equipment & Services)	1,800	6,750
Travere Therapeutics, Inc.* (Biotechnology)	186	3,240
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	120	893
Tredegar Corp.* (Metals & Mining)	66	507
TreeHouse Foods, Inc.* (Food Products)	116	4,075
Trevi Therapeutics, Inc.* (Pharmaceuticals)	149	614
Tri Pointe Homes, Inc.* (Household Durables)	227	8,231
TriCo Bancshares (Banks)	79	3,452
TriMas Corp.* (Containers & Packaging)	100	2,459
TriNet Group, Inc. (Professional Services)	79	7,171
Trinity Industries, Inc. (Machinery)	202	7,090
Triumph Financial, Inc.* (Banks)	55	4,998
Triumph Group, Inc. (Aerospace & Defense)	181	3,377
Tronox Holdings PLC—Class A (Chemicals)	293	2,951
TrueBlue, Inc.* (Professional Services)	72	605
Truecar, Inc.* (Interactive Media & Services)	211	787
Trupanion, Inc.* (Insurance)	81	3,904
TrustCo Bank Corp. (Banks)	46	1,532
Trustmark Corp. (Banks)	150	5,306
TScan Therapeutics, Inc.* (Biotechnology)	95	289
TTEC Holdings, Inc. (Professional Services)	48	240
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	249	6,163
Tucows, Inc.*—Class A (IT Services)	20	343
Turning Point Brands, Inc. (Tobacco)	42	2,524
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	41	710
Tutor Perini Corp.* (Construction & Engineering)	107	2,589
Twin Disc, Inc.* (Machinery)	28	329
Twist Bioscience Corp.* (Biotechnology)	144	6,692
Two Harbors Investment Corp. (Mortgage REITs)	256	3,028
TXNM Energy, Inc. (Electric Utilities)	222	10,916
Tyra Biosciences, Inc.* (Biotechnology)	50	695
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	37	3,282
Udemy, Inc.* (Diversified Consumer Services)	225	1,852
UFP Industries, Inc. (Building Products)	149	16,784
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	18	4,401

See accompanying notes to financial statements.

98 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	109	$3,919
Ultralife Corp.* (Electrical Equipment)	25	186
UMB Financial Corp. (Banks)	111	12,527
UMH Properties, Inc. (Residential REITs)	178	3,361
UniFirst Corp. (Commercial Services & Supplies)	37	6,330
Unisys Corp.* (IT Services)	162	1,025
United Bankshares, Inc. (Banks)	326	12,241
United Community Banks, Inc. (Banks)	295	9,531
United Fire Group, Inc. (Insurance)	52	1,479
United Homes Group, Inc.* (Household Durables)	13	55
United Insurance Holdings Corp.* (Insurance)	60	808
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	145	3,960
United States Lime & Minerals, Inc. (Construction Materials)	26	3,451
Uniti Group, Inc. (Specialized REITs)	600	3,300
Unitil Corp. (Multi-Utilities)	39	2,113
Unity Bancorp, Inc. (Banks)	17	741
Universal Corp. (Tobacco)	59	3,236
Universal Health Realty Income Trust (Health Care REITs)	32	1,191
Universal Insurance Holdings, Inc. (Insurance)	58	1,221
Universal Logistics Holdings, Inc. (Ground Transportation)	17	781
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	22	969
Universal Technical Institute, Inc.* (Diversified Consumer Services)	97	2,494
Univest Financial Corp. (Banks)	71	2,095
Upbound Group, Inc. (Specialty Retail)	132	3,850
Upstart Holdings, Inc.*(a) (Consumer Finance)	194	11,946
Upstream Bio, Inc.* (Biotechnology)	43	707
Upwork, Inc.* (Professional Services)	307	5,019
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	984	6,583
Urban Edge Properties (Retail REITs)	311	6,687
Urban Outfitters, Inc.* (Specialty Retail)	156	8,561
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	873	1,004
UroGen Pharma, Ltd.* (Biotechnology)	95	1,012
USANA Health Sciences, Inc.* (Personal Care Products)	28	1,005
USCB Financial Holdings, Inc. (Banks)	26	462
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	8	492
Utz Brands, Inc. (Food Products)	163	2,553
V2X, Inc.* (Aerospace & Defense)	35	1,674
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	257	1,123
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	23	113
Valaris, Ltd.* (Energy Equipment & Services)	152	6,724
Valhi, Inc. (Chemicals)	6	140
Valley National Bancorp (Banks)	1,154	10,455
Value Line, Inc. (Capital Markets)	2	106
Vanda Pharmaceuticals, Inc.* (Biotechnology)	141	675
Varex Imaging Corp.* (Health Care Equipment & Supplies)	96	1,401
Varonis Systems, Inc.* (Software)	272	12,085

Common Stocks, continued

	Shares	Value
Vaxcyte, Inc.* (Biotechnology)	306	$25,049
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	137	3,672
Velocity Financial, Inc.* (Financial Services)	22	430
Ventyx Biosciences, Inc.* (Pharmaceuticals)	150	329
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	61	240
Vera Therapeutics, Inc.* (Biotechnology)	109	4,610
Veracyte, Inc.* (Biotechnology)	190	7,524
Verastem, Inc.* (Biotechnology)	96	496
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	8	33
Vericel Corp.* (Biotechnology)	121	6,644
Verint Systems, Inc.* (Software)	151	4,145
Veritex Holdings, Inc. (Banks)	130	3,531
Verra Mobility Corp.* (Professional Services)	407	9,841
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	47	33
Vertex, Inc.*—Class A (Software)	134	7,149
Veru, Inc.* (Personal Care Products)	326	212
Verve Therapeutics, Inc.* (Biotechnology)	175	987
Viad Corp. (Commercial Services & Supplies)	50	2,126
Viant Technology, Inc.*—Class A (Software)	38	722
Viasat, Inc.* (Communications Equipment)	305	2,596
Viavi Solutions, Inc.* (Communications Equipment)	543	5,485
Vicor Corp.* (Electrical Equipment)	56	2,706
Victoria's Secret & Co.* (Specialty Retail)	194	8,035
Victory Capital Holdings, Inc.—Class A (Capital Markets)	101	6,611
Viemed Healthcare, Inc.* (Health Care Providers & Services)	85	682
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	21	670
Vimeo, Inc.* (Interactive Media & Services)	358	2,291
Vir Biotechnology, Inc.* (Biotechnology)	221	1,622
Virco Mfg. Corp.* (Commercial Services & Supplies)	27	277
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	65	382
Virginia National Bankshares Corp. (Banks)	12	458
Viridian Therapeutics, Inc.* (Biotechnology)	180	3,451
VirTra, Inc.* (Aerospace & Defense)	27	182
Virtus Investment Partners, Inc. (Capital Markets)	17	3,750
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	312	5,285
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	30	704
Visteon Corp.* (Automobile Components)	67	5,944
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	71	2,195
Vital Farms, Inc.* (Food Products)	82	3,091
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	62	1,550
Vivid Seats, Inc.—Class A (Entertainment)	190	880
Voyager Therapeutics, Inc.* (Biotechnology)	114	646
VSE Corp. (Commercial Services & Supplies)	43	4,089
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	243	403
Wabash National Corp. (Machinery)	106	1,816

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 99

Common Stocks, continued

	Shares	Value
WaFd, Inc. (Banks)	42	$1,317
Waldencast PLC*—Class A (Personal Care Products)	61	245
Walker & Dunlop, Inc. (Financial Services)	79	7,680
Warby Parker, Inc.*—Class A (Specialty Retail)	219	5,302
Warrior Met Coal, Inc. (Metals & Mining)	128	6,943
Washington Federal, Inc. (Banks)	165	5,320
Waterstone Financial, Inc. (Financial Services)	40	538
Watts Water Technologies, Inc.—Class A (Machinery)	68	13,824
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	227	2,808
Waystar Holding Corp.* (Health Care Technology)	107	3,926
WD-40 Co. (Household Products)	34	8,251
Weave Communications, Inc.* (Software)	98	1,560
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	38	516
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	41	2,777
Werewolf Therapeutics, Inc.* (Biotechnology)	75	111
Werner Enterprises, Inc. (Ground Transportation)	152	5,460
WesBanco, Inc. (Banks)	142	4,621
West Bancorp, Inc.* (Banks)	40	866
Westamerica Bancorp (Banks)	63	3,305
Westrock Coffee Co.* (Food Products)	84	539
Weyco Group, Inc. (Distributors)	15	563
Wheels Up Experience, Inc.* (Passenger Airlines)	221	365
Whitestone REIT (Retail REITs)	122	1,729
WideOpenWest, Inc.* (Media)	123	610
Willdan Group, Inc.* (Professional Services)	31	1,181
Willis Lease Finance Corp. (Trading Companies & Distributors)	7	1,453
Winmark Corp. (Specialty Retail)	7	2,751
Winnebago Industries, Inc. (Automobiles)	70	3,345
WisdomTree, Inc. (Capital Markets)	344	3,612
WK Kellogg Co. (Food Products)	162	2,914
WM Technology, Inc.* (Software)	213	294
WNS Holdings, Ltd.* (Professional Services)	106	5,023
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	196	4,351
Workiva, Inc.* (Software)	125	13,688
World Acceptance Corp.* (Consumer Finance)	8	900
World Kinect Corp. (Oil, Gas & Consumable Fuels)	141	3,879
Worthington Enterprises, Inc. (Household Durables)	78	3,129
Worthington Steel, Inc. (Metals & Mining)	80	2,546
WSFS Financial Corp. (Banks)	146	7,757
X4 Pharmaceuticals, Inc.* (Biotechnology)	415	304
XBiotech, Inc.* (Biotechnology)	49	194
Xencor, Inc.* (Biotechnology)	166	3,815
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	252	3,745
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	346	1,173
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	287	2,419

Common Stocks, continued

	Shares	Value
XOMA Royalty Corp.* (Biotechnology)	20	$526
Xometry, Inc.*—Class A (Trading Companies & Distributors)	105	4,479
XPEL, Inc.* (Automobile Components)	62	2,476
Xperi, Inc.* (Software)	113	1,161
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	60	807
Yelp, Inc.* (Interactive Media & Services)	160	6,193
Yext, Inc.* (Software)	263	1,673
Y-mAbs Therapeutics, Inc.* (Biotechnology)	92	720
Zenas Biopharma, Inc.* (Biotechnology)	38	311
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	141	427
Zeta Global Holdings Corp.*—Class A (Software)	441	7,934
Zevra Therapeutics, Inc.* (Pharmaceuticals)	131	1,093
Ziff Davis, Inc.* (Interactive Media & Services)	109	5,924
Zimvie, Inc.* (Health Care Equipment & Supplies)	68	949
ZipRecruiter, Inc.* (Interactive Media & Services)	177	1,281
Zumiez, Inc.* (Specialty Retail)	38	728
Zuora, Inc.*—Class A (Software)	344	3,412
Zura Bio, Ltd.* (Biotechnology)	122	305
Zurn Elkay Water Solutions Corp. (Building Products)	355	13,242
Zymeworks, Inc.* (Biotechnology)	135	1,976
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	38	304
TOTAL COMMON STOCKS (Cost $4,252,405)		6,609,552

RightsNM

Cartesian Therapeutics, Inc., CVR*† (Health Care)	445	80
Chinook Therapeutics CVR*† (Health Care)	222	—
TOTAL RIGHTS (Cost $—)		80

TrustNM

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	250	$—
TOTAL TRUST (Cost $—)		—

Repurchase Agreements(b)(c) (38.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $4,059,961	$4,059,000	$4,059,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,059,000)		4,059,000

See accompanying notes to financial statements.

100 :: ProFund VP Small-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	44,375	$44,375
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $44,375)		44,375
TOTAL INVESTMENT SECURITIES (Cost $8,355,780)—100.2%		10,713,007
Net other assets (liabilities)—(0.2)%		(23,866)
NET ASSETS—100.0%		$10,689,141

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $41,811.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $457,000.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

NM  Not meaningful, amount is less than 0.05%

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	4	3/24/25	$449,960	$(35,210)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	UBS AG	1/27/25	5.03%	$570,921	$(3,688)
Russell 2000 Index	Goldman Sachs International	1/27/25	4.88%	3,064,240	(19,919)
				$3,635,161	$(23,607)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap :: 101

ProFund VP Small-Cap invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$95,714	0.9%
Air Freight & Logistics	11,953	0.1%
Automobile Components	74,885	0.7%
Automobiles	3,575	0.1%
Banks	678,483	6.4%
Beverages	19,433	0.2%
Biotech & Pharma	80	NM
Biotechnology	548,987	5.1%
Broadline Retail	1,516	NM
Building Products	93,997	0.9%
Capital Markets	117,122	1.1%
Chemicals	121,867	1.1%
Commercial Services & Supplies	120,987	1.1%
Communications Equipment	44,184	0.4%
Construction & Engineering	113,266	1.1%
Construction Materials	33,299	0.3%
Consumer Finance	63,840	0.6%
Consumer Staples Distribution & Retail	57,782	0.5%
Containers & Packaging	15,759	0.1%
Distributors	2,861	NM
Diversified Consumer Services	71,576	0.7%
Diversified Telecommunication Services	40,478	0.4%
Electric Utilities	51,844	0.5%
Electrical Equipment	86,815	0.8%
Electronic Equipment, Instruments & Components	196,482	1.8%
Energy Equipment & Services	136,945	1.3%
Entertainment	34,091	0.3%
Equity REIT—Diversified	41,452	0.4%
Financial Services	175,266	1.6%
Food Products	65,227	0.6%
Gas & Water Utilities	11,843	0.1%
Gas Utilities	51,851	0.5%
Ground Transportation	29,136	0.3%
Health Care Equipment & Supplies	199,120	1.9%
Health Care Providers & Services	179,375	1.7%
Health Care REITs	49,133	0.4%
Health Care Technology	22,325	0.2%
Hotel & Resort REITs	50,273	0.5%
Hotels, Restaurants & Leisure	130,906	1.2%
Household Durables	129,197	1.2%
Household Products	20,673	0.2%
Independent Power/Renewable Electricity Producers	11,945	0.1%
Industrial Conglomerates	1,553	NM
Industrial REITs	26,794	0.2%
Insurance	132,696	1.2%
Interactive Media & Services	40,894	0.4%
	Value	% of Net Assets
IT Services	$38,683	0.4%
Leisure Products	24,331	0.2%
Life Sciences Tools & Services	18,591	0.2%
Machinery	262,504	2.4%
Marine Transportation	17,721	0.2%
Media	52,385	0.5%
Metals & Mining	102,873	1.0%
Mortgage REITs	59,145	0.6%
Multi-Utilities	27,433	0.3%
Office REITs	46,386	0.4%
Oil, Gas & Consumable Fuels	198,990	1.8%
Paper & Forest Products	7,986	0.1%
Passenger Airlines	31,242	0.3%
Personal Care Products	17,147	0.2%
Pharmaceuticals	112,125	1.0%
Professional Services	146,814	1.4%
Real Estate Management & Development	44,889	0.4%
Residential REITs	29,735	0.3%
Retail REITs	89,879	0.9%
Semiconductors & Semiconductor Equipment	169,906	1.6%
Software	435,509	4.1%
Specialized REITs	28,475	0.3%
Specialty Retail	160,281	1.5%
Technology Hardware, Storage & Peripherals	30,179	0.3%
Textiles, Apparel & Luxury Goods	40,617	0.4%
Tobacco	5,996	NM
Trading Companies & Distributors	164,562	1.5%
Transportation & Logistics	3,290	NM
Transportation Infrastructure	334	NM
Water Utilities	23,839	0.2%
Wireless Telecommunication Services	10,305	0.1%
Other**	4,079,509	38.2%
Total	$10,689,141	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

102 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (99.7%)

	Shares		Value
A10 Networks, Inc.* (Software)	1,049		$19,302
Acadia Realty Trust (Retail REITs)	1,956		47,257
ACI Worldwide, Inc.* (Software)	2,485		128,997
Addus HomeCare Corp.* (Health Care Providers & Services)	263		32,967
Adeia, Inc. (Software)	958		13,393
ADMA Biologics, Inc.* (Biotechnology)	5,600		96,040
Adtalem Global Education, Inc.* (Diversified Consumer Services)	884		80,311
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	437		50,530
AeroVironment, Inc.* (Aerospace & Defense)	663		102,029
Agilysys, Inc.* (Software)	530		69,806
Alamo Group, Inc. (Machinery)	108		20,078
Alarm.com Holdings, Inc.* (Software)	703		42,742
Alaska Air Group, Inc.* (Passenger Airlines)	3,008		194,768
Albany International Corp. (Machinery)	371		29,669
Alkermes PLC* (Biotechnology)	2,453		70,548
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	271		10,035
Alpha Metallurgical Resources, Inc. (Metals & Mining)	163		32,620
American Assets Trust, Inc. (Equity REIT— Diversified)	664		17,437
American States Water Co. (Water Utilities)	448		34,818
Ameris Bancorp (Banks)	736		46,052
AMERISAFE, Inc. (Insurance)	203		10,463
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	560		20,793
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	393		21,725
Apogee Enterprises, Inc. (Building Products)	520		37,133
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	985		31,057
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	2,590		39,757
Archrock, Inc. (Energy Equipment & Services)	4,150		103,293
Arcosa, Inc. (Construction & Engineering)	740		71,588
Arcus Biosciences, Inc.* (Biotechnology)	1,281		19,074
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,355		15,162
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	1,208		12,358
ARMOUR Residential REIT, Inc. (Mortgage REITs)	—	(a)	8
Armstrong World Industries, Inc. (Building Products)	1,033		145,995
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	797		34,311
Artivion, Inc.* (Health Care Equipment & Supplies)	894		25,559
Assured Guaranty, Ltd. (Insurance)	555		49,956
ATI, Inc. (Metals & Mining)	3,379		185,980
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	1,436		31,850
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	454		31,721
Axos Financial, Inc.* (Banks)	1,285		89,756
Azenta, Inc. (Life Sciences Tools & Services)	529		26,450
AZZ, Inc. (Building Products)	708		57,999

Common Stocks, continued

	Shares	Value
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	697	$147,849
Balchem Corp. (Chemicals)	770	125,507
BancFirst Corp. (Banks)	471	55,192
Bank of Hawaii Corp. (Banks)	433	30,847
BankUnited, Inc. (Banks)	815	31,109
Banner Corp. (Banks)	416	27,776
Barnes Group, Inc. (Machinery)	1,086	51,324
Bath & Body Works, Inc. (Retail—Discretionary)	2,647	102,624
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	478	21,701
BGC Group, Inc.—Class A (Capital Markets)	4,827	43,733
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	857	22,248
Blackline, Inc.* (Software)	1,229	74,674
Boot Barn Holdings, Inc.* (Specialty Retail)	723	109,766
Box, Inc.*—Class A (Software)	3,393	107,219
Brady Corp.—Class A (Commercial Services & Supplies)	668	49,332
Brighsphere Investment Group, Inc. (Capital Markets)	663	17,463
Brinker International, Inc. (Hotels, Restaurants & Leisure)	1,053	139,301
Cactus, Inc.—Class A (Energy Equipment & Services)	1,580	92,209
Calix, Inc.* (Communications Equipment)	559	19,492
Cal-Maine Foods, Inc. (Food Products)	964	99,215
CareTrust REIT, Inc. (Health Care REITs)	2,174	58,807
Cargurus, Inc.* (Interactive Media & Services)	2,084	76,150
Cars.com, Inc.* (Interactive Media & Services)	621	10,762
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,657	55,452
Cathay General Bancorp (Banks)	843	40,135
Cavco Industries, Inc.* (Household Durables)	192	85,676
Centerspace (Residential REITs)	220	14,553
Central Pacific Financial Corp. (Banks)	398	11,562
Century Aluminum Co.* (Metals & Mining)	1,231	22,429
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	269	8,487
Champion Homes, Inc.* (Household Durables)	1,251	110,213
Chesapeake Utilities Corp. (Gas Utilities)	308	37,376
Cinemark Holdings, Inc. (Entertainment)	2,530	78,379
City Holding Co. (Banks)	348	41,231
Clear Secure, Inc.—Class A (Software)	2,227	59,327
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	1,000	77,070
Cohen & Steers, Inc. (Capital Markets)	635	58,636
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	765	21,917
Community Financial System, Inc. (Banks)	797	49,159
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,095	19,951
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,051	20,789
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	634	67,635
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,209	111,312
Core Laboratories, Inc. (Energy Equipment & Services)	534	9,244
CoreCivic, Inc. (Commercial Services & Supplies)	1,385	30,110

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 103

Common Stocks, continued

	Shares	Value
CorVel Corp.* (Health Care Providers & Services)	645	$71,763
CSG Systems International, Inc. (Professional Services)	336	17,173
CSW Industrials, Inc. (Building Products)	398	140,415
CTS Corp. (Electronic Equipment, Instruments & Components)	428	22,568
Curbline Properties Corp.* (Retail REITs)	2,240	52,013
CVB Financial Corp. (Banks)	1,275	27,298
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	745	21,747
DiamondRock Hospitality Co. (Hotel & Resort REITs)	4,918	44,410
Digi International, Inc.* (Communications Equipment)	509	15,387
DigitalOcean Holdings, Inc.* (IT Services)	1,509	51,412
DNOW, Inc.* (Trading Companies & Distributors)	1,429	18,591
Donnelley Financial Solutions, Inc.* (Capital Markets)	264	16,561
Dorman Products, Inc.* (Automobile Components)	643	83,300
DoubleVerify Holdings, Inc.* (Software)	1,863	35,788
Douglas Emmett, Inc. (Office REITs)	2,301	42,707
Dream Finders Homes, Inc.*—Class A (Household Durables)	649	15,102
DXP Enterprises, Inc.* (Trading Companies & Distributors)	301	24,869
Dycom Industries, Inc.* (Construction & Engineering)	690	120,100
Dynavax Technologies Corp.* (Biotechnology)	1,188	15,171
EchoStar Corp.*—Class A (Media)	1,403	32,129
Elme Communities (Residential REITs)	1,230	18,782
Employers Holdings, Inc. (Insurance)	304	15,574
Energizer Holdings, Inc. (Household Products)	650	22,679
Enerpac Tool Group Corp. (Machinery)	1,284	52,760
Enova International, Inc.* (Consumer Finance)	621	59,541
Enpro, Inc. (Machinery)	308	53,115
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	295	21,795
ESCO Technologies, Inc. (Machinery)	610	81,258
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	4,154	129,937
Etsy, Inc.* (Broadline Retail)	1,306	69,074
EVERTEC, Inc. (Financial Services)	980	33,839
Everus Contruction Group, Inc.* (Construction & Engineering)	580	38,135
Extreme Networks, Inc.* (Communications Equipment)	1,503	25,160
FB Financial Corp. (Banks)	373	19,213
Federal Signal Corp. (Machinery)	1,448	133,781
First Bancorp (Banks)	2,353	43,742
First Commonwealth Financial Corp. (Banks)	1,130	19,120
First Financial Bancorp (Banks)	1,063	28,573
First Hawaiian, Inc. (Banks)	1,303	33,813
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	826	36,344
Forward Air Corp. (Air Freight & Logistics)	185	5,966
Four Corners Property Trust, Inc. (Specialized REITs)	1,238	33,599
Franklin Electric Co., Inc. (Machinery)	568	55,352

Common Stocks, continued

	Shares	Value
Frontdoor, Inc.* (Diversified Consumer Services)	1,796	$98,187
Fulton Financial Corp. (Banks)	2,027	39,081
Gates Industrial Corp. PLC* (Machinery)	3,545	72,921
Getty Realty Corp. (Retail REITs)	516	15,547
Glaukos Corp.* (Health Care Equipment & Supplies)	1,306	195,822
GMS, Inc.* (Trading Companies & Distributors)	596	50,558
Gogo, Inc.* (Wireless Telecommunication Services)	644	5,210
Goosehead Insurance, Inc.—Class A (Insurance)	578	61,973
Granite Construction, Inc. (Construction & Engineering)	1,036	90,868
Green Brick Partners, Inc.* (Household Durables)	728	41,125
Grid Dynamics Holdings, Inc.* (IT Services)	947	21,061
Griffon Corp. (Building Products)	940	66,994
Group 1 Automotive, Inc. (Specialty Retail)	151	63,643
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,516	40,674
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,426	36,028
Harmonic, Inc.* (Communications Equipment)	1,408	18,628
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	905	31,141
Hawkins, Inc. (Chemicals)	451	55,324
HCI Group, Inc. (Insurance)	201	23,423
HealthStream, Inc. (Health Care Technology)	330	10,494
Heidrick & Struggles International, Inc. (Professional Services)	261	11,565
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,931	17,997
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,357	43,451
Highwoods Properties, Inc. (Office REITs)	1,532	46,849
Hims & Hers Health, Inc.* (Health Care Providers & Services)	4,530	109,534
HNI Corp. (Commercial Services & Supplies)	589	29,668
ICU Medical, Inc.* (Health Care Equipment & Supplies)	580	89,999
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	543	78,876
Inari Medical, Inc.* (Health Care Equipment & Supplies)	1,193	60,903
Ingevity Corp.* (Chemicals)	439	17,889
Innospec, Inc. (Chemicals)	295	32,468
Innovative Industrial Properties, Inc. (Industrial REITs)	456	30,388
Innoviva, Inc.* (Pharmaceuticals)	718	12,457
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	710	131,620
Installed Building Products, Inc. (Household Durables)	550	96,388
Integer Holdings Corp.* (Health Care Equipment & Supplies)	795	105,353
Inter Parfums, Inc. (Personal Care Products)	425	55,892
InterDigital, Inc. (Software)	600	116,232
Interface, Inc. (Commercial Services & Supplies)	1,381	33,627

See accompanying notes to financial statements.

104 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	546	$19,623
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	1,101	4,877
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,068	115,963
J & J Snack Foods Corp. (Food Products)	202	31,336
John Bean Technologies Corp. (Machinery)	317	40,291
John Wiley & Sons, Inc.—Class A (Media)	576	25,177
KAR Auction Services, Inc.* (Commercial Services & Supplies)	2,531	50,215
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,036	10,350
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	1,176	100,442
Korn Ferry (Professional Services)	764	51,532
Krystal Biotech, Inc.* (Biotechnology)	600	93,996
Lakeland Financial Corp. (Banks)	326	22,416
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	485	44,688
Liberty Energy, Inc. (Energy Equipment & Services)	2,129	42,346
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	246	26,359
Lindsay Corp. (Machinery)	116	13,724
Liquidity Services, Inc.* (Commercial Services & Supplies)	528	17,049
LiveRamp Holdings, Inc.* (Software)	804	24,417
LTC Properties, Inc. (Health Care REITs)	504	17,413
Lumen Technologies, Inc. (Diversified Telecommunication Services)	12,262	65,111
M/I Homes, Inc.* (Household Durables)	342	45,469
Mack-Cali Realty Corp. (Residential REITs)	823	13,686
Madison Square Garden Sports Corp.* (Entertainment)	397	89,595
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	2,897	67,732
MARA Holdings, Inc.* (Software)	7,627	127,905
Matson, Inc. (Marine Transportation)	504	67,959
Mercury General Corp. (Insurance)	630	41,882
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,381	133,570
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	86	11,341
MGE Energy, Inc. (Electric Utilities)	532	49,986
Middlesex Water Co. (Water Utilities)	212	11,158
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,041	7,589
Moelis & Co.—Class A (Capital Markets)	853	63,020
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	301	23,749
Moog, Inc.—Class A (Aerospace & Defense)	681	134,048
MP Materials Corp.* (Metals & Mining)	1,259	19,640
MYR Group, Inc.* (Construction & Engineering)	218	32,432
N-able, Inc.* (Software)	736	6,874
Nabors Industries, Ltd.* (Energy Equipment & Services)	111	6,346
National Bank Holdings Corp.—Class A (Banks)	405	17,439
National Beverage Corp. (Beverages)	288	12,289

Common Stocks, continued

	Shares	Value
National HealthCare Corp. (Health Care Providers & Services)	187	$20,114
NBT Bancorp, Inc. (Banks)	492	23,498
NCR Atleos Corp.* (Financial Services)	756	25,644
NeoGenomics, Inc.* (Health Care Providers & Services)	1,368	22,545
NexPoint Residential Trust, Inc. (Residential REITs)	524	21,878
NMI Holdings, Inc.* (Financial Services)	1,875	68,926
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,353	87,437
Oceaneering International, Inc.* (Energy Equipment & Services)	2,394	62,436
OFG Bancorp (Banks)	642	27,169
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	368	61,614
Otter Tail Corp. (Electric Utilities)	446	32,933
Outfront Media, Inc. (Specialized REITs)	3,264	57,904
Palomar Holdings, Inc.* (Insurance)	627	66,204
Park National Corp. (Banks)	227	38,915
Pathward Financial, Inc. (Banks)	589	43,339
Patrick Industries, Inc. (Automobile Components)	382	31,737
Payoneer Global, Inc.* (Financial Services)	6,083	61,073
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	735	19,904
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,418	19,214
Perdoceo Education Corp. (Diversified Consumer Services)	776	20,541
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	482	10,122
Phillips Edison & Co., Inc. (Retail REITs)	1,278	47,874
Phinia, Inc. (Automobile Components)	508	24,470
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	630	14,843
Piper Sandler Cos. (Capital Markets)	376	112,780
Pitney Bowes, Inc. (Commercial Services & Supplies)	1,760	12,742
PJT Partners, Inc.—Class A (Capital Markets)	562	88,689
Plexus Corp.* (Electronic Equipment, Instruments & Components)	439	68,695
Powell Industries, Inc. (Electrical Equipment)	222	49,206
Preferred Bank (Banks)	294	25,396
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	702	54,819
Privia Health Group, Inc.* (Health Care Providers & Services)	1,687	32,981
PROG Holdings, Inc. (Consumer Finance)	984	41,584
Progress Software Corp. (Software)	1,016	66,192
Progyny, Inc.* (Health Care Providers & Services)	878	15,146
Protagonist Therapeutics, Inc.* (Biotechnology)	1,412	54,503
QuinStreet, Inc.* (Interactive Media & Services)	1,333	30,752
Radian Group, Inc. (Financial Services)	1,588	50,371
RadNet, Inc.* (Health Care Providers & Services)	1,543	107,763
Retail Opportunity Investments Corp. (Retail REITs)	1,574	27,325
RPC, Inc. (Energy Equipment & Services)	1,018	6,047

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 105

Common Stocks, continued

	Shares	Value
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	916	$50,188
RXO, Inc.* (Ground Transportation)	1,556	37,095
S&T Bancorp, Inc. (Banks)	480	18,346
Sabre Corp.* (Hotels, Restaurants & Leisure)	9,141	33,365
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	621	46,991
Saul Centers, Inc. (Retail REITs)	152	5,898
Schrodinger, Inc.* (Health Care Technology)	696	13,426
Sealed Air Corp. (Containers & Packaging)	1,346	45,535
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	1,998	123,576
Sensient Technologies Corp. (Chemicals)	532	37,910
ServisFirst Bancshares, Inc. (Banks)	1,189	100,755
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	948	123,050
Simulations Plus, Inc. (Health Care Technology)	212	5,913
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	448	96,109
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	2,209	106,452
SkyWest, Inc.* (Passenger Airlines)	955	95,624
SL Green Realty Corp. (Office REITs)	1,172	79,601
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,355	52,520
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	412	5,603
Sprinklr, Inc.*—Class A (Software)	999	8,442
SPS Commerce, Inc.* (Software)	890	163,752
SPX Technologies, Inc.* (Machinery)	1,098	159,780
STAAR Surgical Co.* (Health Care Equipment & Supplies)	665	16,153
Standex International Corp. (Machinery)	186	34,780
StepStone Group, Inc.—Class A (Capital Markets)	853	49,372
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	1,129	48,005
StoneX Group, Inc.* (Capital Markets)	356	34,877
Stride, Inc.* (Diversified Consumer Services)	1,015	105,489
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,259	8,624
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	4,760	56,357
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	667	24,119
Sylvamo Corp. (Paper & Forest Products)	816	64,480
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,556	56,047
Tanger, Inc. (Retail REITs)	1,757	59,965
TechTarget, Inc.* (Media)	281	5,569
Terreno Realty Corp. (Industrial REITs)	1,158	68,484
TG Therapeutics, Inc.* (Biotechnology)	3,162	95,176
The Bancorp, Inc.* (Banks)	1,136	59,788
The Buckle, Inc. (Specialty Retail)	354	17,987
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	734	34,821
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	815	40,196
The GEO Group, Inc. (Commercial Services & Supplies)	3,224	90,208
The Greenbrier Cos., Inc. (Machinery)	743	45,316

Common Stocks, continued

	Shares	Value
The Macerich Co. (Retail REITs)	3,839	$76,472
The Simply Good Foods Co.* (Food Products)	994	38,746
The St. Joe Co. (Real Estate Management & Development)	899	40,392
Thryv Holdings, Inc.* (Media)	354	5,239
Tidewater, Inc.* (Energy Equipment & Services)	1,140	62,369
Tompkins Financial Corp. (Banks)	119	8,072
Tootsie Roll Industries, Inc. (Food Products)	222	7,177
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	795	49,568
Tri Pointe Homes, Inc.* (Household Durables)	1,131	41,010
Trinity Industries, Inc. (Machinery)	1,947	68,340
TripAdvisor, Inc.* (Interactive Media & Services)	1,747	25,803
Triumph Financial, Inc.* (Banks)	317	28,809
Triumph Group, Inc. (Aerospace & Defense)	1,100	20,526
Trupanion, Inc.* (Insurance)	793	38,223
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,256	31,086
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	175	15,524
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	173	42,300
UniFirst Corp. (Commercial Services & Supplies)	160	27,374
Uniti Group, Inc. (Specialized REITs)	2,718	14,949
Unitil Corp. (Multi-Utilities)	150	8,129
Universal Health Realty Income Trust (Health Care REITs)	151	5,619
Urban Edge Properties (Retail REITs)	1,775	38,163
Urban Outfitters, Inc.* (Specialty Retail)	600	32,928
Vericel Corp.* (Biotechnology)	1,169	64,190
Verra Mobility Corp.* (Professional Services)	3,904	94,398
Viad Corp. (Commercial Services & Supplies)	502	21,340
Viavi Solutions, Inc.* (Communications Equipment)	2,260	22,826
Vicor Corp.* (Electrical Equipment)	306	14,786
Virtu Financial, Inc.—Class A (Capital Markets)	1,914	68,292
Virtus Investment Partners, Inc. (Capital Markets)	61	13,455
Warrior Met Coal, Inc. (Metals & Mining)	1,239	67,203
WD-40 Co. (Household Products)	196	47,565
Westamerica Bancorp (Banks)	348	18,256
Whitestone REIT (Retail REITs)	528	7,482
WisdomTree, Inc. (Capital Markets)	2,711	28,466
WK Kellogg Co. (Food Products)	974	17,522
Wolfspeed, Inc.*(b) (Semiconductors & Semiconductor Equipment)	1,210	8,059
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	1,290	28,638
WSFS Financial Corp. (Banks)	642	34,109
Xencor, Inc.* (Biotechnology)	696	15,994
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,412	35,842
XPEL, Inc.* (Automobile Components)	537	21,448
Yelp, Inc.* (Interactive Media & Services)	858	33,205
Zurn Elkay Water Solutions Corp. (Building Products)	3,377	125,962
TOTAL COMMON STOCKS (Cost $12,087,702)		16,303,803

See accompanying notes to financial statements.

106 :: ProFund VP Small-Cap Growth :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(c) (0.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $80,019	$80,000	$80,000
TOTAL REPURCHASE AGREEMENTS (Cost $80,000)		80,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	8,036	$8,036
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $8,036)		8,036
TOTAL INVESTMENT SECURITIES (Cost $12,175,738)—100.3%		16,391,839
Net other assets (liabilities)—(0.3)%		(54,280)
NET ASSETS—100.0%		$16,337,559

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $7,646.

(c)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Growth :: 107

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$256,603	1.6%
Air Freight & Logistics	5,966	NM
Automobile Components	160,955	1.0%
Banks	1,099,966	6.7%
Beverages	12,289	0.1%
Biotechnology	585,021	3.6%
Broadline Retail	69,074	0.4%
Building Products	574,497	3.5%
Capital Markets	629,655	3.9%
Chemicals	269,098	1.6%
Commercial Services & Supplies	361,666	2.2%
Communications Equipment	101,494	0.6%
Construction & Engineering	353,124	2.2%
Consumer Finance	101,125	0.6%
Consumer Staples Distribution & Retail	40,196	0.3%
Containers & Packaging	45,535	0.3%
Diversified Consumer Services	312,117	1.9%
Diversified Telecommunication Services	142,181	0.9%
Electric Utilities	82,919	0.5%
Electrical Equipment	63,992	0.4%
Electronic Equipment, Instruments & Components	603,954	3.7%
Energy Equipment & Services	477,588	2.9%
Entertainment	167,974	1.0%
Equity REIT—Diversified	159,731	1.0%
Financial Services	280,527	1.7%
Food Products	193,997	1.2%
Gas Utilities	37,376	0.2%
Ground Transportation	37,095	0.2%
Health Care Equipment & Supplies	951,582	5.8%
Health Care Providers & Services	480,183	2.9%
Health Care REITs	81,839	0.5%
Health Care Technology	29,833	0.2%
Hotel & Resort REITs	204,205	1.2%
Hotels, Restaurants & Leisure	482,485	2.9%
Household Durables	434,983	2.7%
Household Products	70,244	0.4%
Industrial REITs	98,872	0.6%
Insurance	307,698	1.9%
	Value	% of Net Assets
Interactive Media & Services	$176,672	1.1%
IT Services	72,473	0.4%
Life Sciences Tools & Services	60,039	0.4%
Machinery	912,488	5.6%
Marine Transportation	67,959	0.4%
Media	68,114	0.4%
Metals & Mining	327,872	2.0%
Mortgage REITs	8	NM
Multi-Utilities	8,129	0.1%
Office REITs	169,157	1.0%
Oil, Gas & Consumable Fuels	314,898	2.0%
Paper & Forest Products	64,480	0.4%
Passenger Airlines	290,392	1.8%
Personal Care Products	55,891	0.3%
Pharmaceuticals	334,764	2.1%
Professional Services	174,668	1.1%
Real Estate Management & Development	50,742	0.3%
Residential REITs	68,898	0.4%
Retail—Discretionary	102,624	0.6%
Retail REITs	377,997	2.3%
Semiconductors & Semiconductor Equipment	433,557	2.7%
Software	1,065,061	6.5%
Specialized REITs	106,452	0.7%
Specialty Retail	224,324	1.4%
Textiles, Apparel & Luxury Goods	213,113	1.3%
Trading Companies & Distributors	144,206	0.9%
Water Utilities	45,976	0.3%
Wireless Telecommunication Services	5,210	NM
Other**	33,756	0.2%
Total	$16,337,559	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

108 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (99.6%)

	Shares	Value
A10 Networks, Inc.* (Software)	829	$15,254
AAR Corp. (Aerospace & Defense)	989	60,606
ABM Industries, Inc. (Commercial Services & Supplies)	1,762	90,180
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,973	113,506
Acadia Realty Trust (Retail REITs)	1,040	25,126
AdaptHealth Corp.* (Health Care Providers & Services)	2,982	28,389
Addus HomeCare Corp.* (Health Care Providers & Services)	191	23,942
Adeia, Inc. (Software)	1,932	27,009
Adient PLC (Automobile Components)	2,447	42,162
Advance Auto Parts, Inc. (Specialty Retail)	1,665	78,738
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	539	62,325
AdvanSix, Inc. (Chemicals)	751	21,396
Air Lease Corp. (Trading Companies & Distributors)	2,907	140,146
Alamo Group, Inc. (Machinery)	163	30,303
Alarm.com Holdings, Inc.* (Software)	555	33,744
Albany International Corp. (Machinery)	438	35,027
Alexander & Baldwin, Inc. (Equity REIT— Diversified)	2,038	36,154
Alkermes PLC* (Biotechnology)	1,634	46,995
Allegiant Travel Co. (Passenger Airlines)	408	38,401
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	347	12,849
Alpha Metallurgical Resources, Inc. (Metals & Mining)	113	22,614
Ambac Financial Group, Inc.* (Insurance)	1,331	16,837
Amentum Holdings, Inc.* (Technology Services)	3,484	73,269
American Assets Trust, Inc. (Equity REIT— Diversified)	547	14,364
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	3,300	19,239
American Eagle Outfitters, Inc. (Specialty Retail)	4,905	81,766
American States Water Co. (Water Utilities)	531	41,269
American Woodmark Corp.* (Building Products)	434	34,516
Ameris Bancorp (Banks)	944	59,066
AMERISAFE, Inc. (Insurance)	294	15,153
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,069	25,570
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	390	14,481
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	3,567	30,890
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	3,193	49,013
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	5,293	73,308
ArcBest Corp. (Ground Transportation)	657	61,311
Arch Resources, Inc. (Metals & Mining)	508	71,740
Arcosa, Inc. (Construction & Engineering)	493	47,693
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,212	13,562
Armada Hoffler Properties, Inc. (Equity REIT— Diversified)	805	8,235
Common Stocks, continued

	Shares	Value
ARMOUR Residential REIT, Inc. (Mortgage REITs)	1,565	$29,516
Artisan Partners Asset Management, Inc.— Class A (Capital Markets)	1,023	44,040
Asbury Automotive Group, Inc.* (Specialty Retail)	550	133,666
Assured Guaranty, Ltd. (Insurance)	685	61,657
Astec Industries, Inc. (Machinery)	639	21,470
Atlantic Union Bankshares Corp. (Banks)	2,520	95,459
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,290	20,537
Avista Corp. (Multi-Utilities)	2,223	81,428
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	373	26,062
Azenta, Inc. (Life Sciences Tools & Services)	652	32,600
B&G Foods, Inc. (Food Products)	2,222	15,310
Banc of California, Inc. (Banks)	3,865	59,753
Bank of Hawaii Corp. (Banks)	602	42,886
BankUnited, Inc. (Banks)	1,132	43,208
Banner Corp. (Banks)	474	31,649
Bath & Body Works, Inc. (Retail—Discretionary)	3,014	116,853
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	444	20,158
Berkshire Hills Bancorp, Inc. (Banks)	1,183	33,633
BGC Group, Inc.—Class A (Capital Markets)	4,679	42,392
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	640	22,486
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	4,856	84,543
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	2,119	25,873
Boise Cascade Co. (Trading Companies & Distributors)	1,079	128,250
Brady Corp.—Class A (Commercial Services & Supplies)	444	32,789
Brandywine Realty Trust (Office REITs)	4,845	27,132
Bread Financial Holdings, Inc. (Consumer Finance)	1,395	85,179
Bristow Group, Inc.* (Energy Equipment & Services)	691	23,701
Brookline Bancorp, Inc. (Banks)	2,500	29,500
Cable One, Inc. (Media)	129	46,713
Caleres, Inc. (Specialty Retail)	987	22,859
California Resources Corp. (Oil, Gas & Consumable Fuels)	2,007	104,143
California Water Service Group (Water Utilities)	1,669	75,656
Calix, Inc.* (Communications Equipment)	993	34,626
Capitol Federal Financial, Inc. (Banks)	3,427	20,254
CareTrust REIT, Inc. (Health Care REITs)	2,680	72,494
Cars.com, Inc.* (Interactive Media & Services)	936	16,221
Carter's, Inc. (Textiles, Apparel & Luxury Goods)	1,012	54,840
Cathay General Bancorp (Banks)	999	47,562
Centerspace (Residential REITs)	205	13,561
Central Garden & Pet Co.*—Class A (Household Products)	1,460	48,254

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 109

Common Stocks, continued

	Shares	Value
Central Garden & Pet Co.* (Household Products)	268	$10,398
Central Pacific Financial Corp. (Banks)	288	8,366
Century Communities, Inc. (Household Durables)	774	56,781
Certara, Inc.* (Health Care Technology)	3,073	32,728
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	345	10,885
Chesapeake Utilities Corp. (Gas Utilities)	275	33,371
Clearway Energy, Inc.—Class A (Independent Power/Renewable Electricity Producers)	971	23,741
Clearway Energy, Inc.—Class C (Independent Power/Renewable Electricity Producers)	2,325	60,450
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	1,308	34,924
Community Financial System, Inc. (Banks)	532	32,814
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	1,245	22,684
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	1,792	35,446
CONMED Corp. (Health Care Equipment & Supplies)	867	59,337
Core Laboratories, Inc. (Energy Equipment & Services)	685	11,857
CoreCivic, Inc. (Commercial Services & Supplies)	1,454	31,610
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	1,264	8,355
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	623	32,932
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	4,901	71,604
CSG Systems International, Inc. (Professional Services)	383	19,575
CTS Corp. (Electronic Equipment, Instruments & Components)	339	17,875
Cushman & Wakefield PLC* (Real Estate Management & Development)	6,440	84,235
Customers Bancorp, Inc.* (Banks)	819	39,869
CVB Financial Corp. (Banks)	2,174	46,545
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	959	17,972
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	2,929	19,009
Dana, Inc. (Automobile Components)	3,621	41,859
Deluxe Corp. (Commercial Services & Supplies)	1,242	28,057
Digi International, Inc.* (Communications Equipment)	419	12,666
Dime Community Bancshares, Inc. (Banks)	1,101	33,839
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,300	80,171
DNOW, Inc.* (Trading Companies & Distributors)	1,278	16,627
Donnelley Financial Solutions, Inc.* (Capital Markets)	431	27,037
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	1,022	24,906
DoubleVerify Holdings, Inc.* (Software)	1,733	33,291
Douglas Emmett, Inc. (Office REITs)	1,974	36,638
DXC Technology Co.* (IT Services)	5,080	101,499

Common Stocks, continued

	Shares	Value
Dynavax Technologies Corp.* (Biotechnology)	2,024	$25,846
Eagle Bancorp, Inc. (Banks)	848	22,073
Easterly Government Properties, Inc. (Office REITs)	2,788	31,672
EchoStar Corp.*—Class A (Media)	1,729	39,594
Edgewell Personal Care Co. (Personal Care Products)	1,367	45,931
Ellington Financial, Inc. (Mortgage REITs)	2,544	30,833
Elme Communities (Residential REITs)	1,014	15,484
Embecta Corp. (Health Care Equipment & Supplies)	1,620	33,453
Employers Holdings, Inc. (Insurance)	333	17,060
Encore Capital Group, Inc.* (Consumer Finance)	665	31,767
Energizer Holdings, Inc. (Household Products)	1,063	37,088
Enpro, Inc. (Machinery)	224	38,629
Enviri Corp. (Commercial Services & Supplies)	2,249	17,317
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	395	29,183
Ethan Allen Interiors, Inc. (Household Durables)	635	17,850
Etsy, Inc.* (Broadline Retail)	1,610	85,153
EVERTEC, Inc. (Financial Services)	625	21,581
Everus Contruction Group, Inc.* (Construction & Engineering)	744	48,918
eXp World Holdings, Inc. (Real Estate Management & Development)	2,369	27,267
Extreme Networks, Inc.* (Communications Equipment)	1,928	32,275
EZCORP, Inc.*—Class A (Consumer Finance)	1,445	17,658
FB Financial Corp. (Banks)	540	27,815
First Bancorp (Banks)	1,161	51,049
First Bancorp (Banks)	1,783	33,146
First Commonwealth Financial Corp. (Banks)	1,509	25,532
First Financial Bancorp (Banks)	1,421	38,196
First Hawaiian, Inc. (Banks)	2,045	53,068
Foot Locker, Inc. (Specialty Retail)	2,316	50,396
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	1,195	52,580
Fortrea Holdings, Inc.* (Life Sciences Tools & Services)	2,518	46,960
Forward Air Corp. (Air Freight & Logistics)	343	11,062
Four Corners Property Trust, Inc. (Specialized REITs)	1,249	33,898
Fox Factory Holding Corp.* (Automobile Components)	1,169	35,386
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	2,296	28,792
Franklin Electric Co., Inc. (Machinery)	430	41,904
Fresh Del Monte Produce, Inc. (Food Products)	942	31,284
Fulgent Genetics, Inc.* (Health Care Providers & Services)	566	10,454
Fulton Financial Corp. (Banks)	2,707	52,191
Gates Industrial Corp. PLC* (Machinery)	2,163	44,493
Gentherm, Inc.* (Automobile Components)	870	34,735
Genworth Financial, Inc.* (Insurance)	11,985	83,775
Getty Realty Corp. (Retail REITs)	810	24,405

See accompanying notes to financial statements.

110 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Gibraltar Industries, Inc.* (Building Products)	850	$50,065
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,085	35,393
Global Net Lease, Inc. (Equity REIT— Diversified)	5,559	40,581
GMS, Inc.* (Trading Companies & Distributors)	397	33,678
Gogo, Inc.* (Wireless Telecommunication Services)	896	7,249
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	577	18,233
Green Dot Corp.*—Class A (Consumer Finance)	1,509	16,056
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	1,814	17,197
Grid Dynamics Holdings, Inc.* (IT Services)	588	13,077
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	2,727	42,568
Group 1 Automotive, Inc. (Specialty Retail)	186	78,395
Guess?, Inc. (Specialty Retail)	764	10,742
H.B. Fuller Co. (Chemicals)	1,533	103,447
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	1,530	41,050
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	4,650	37,851
Hanmi Financial Corp. (Banks)	842	19,888
Harmonic, Inc.* (Communications Equipment)	1,602	21,194
Hayward Holdings, Inc.* (Building Products)	3,990	61,007
Healthcare Services Group, Inc. (Commercial Services & Supplies)	2,057	23,892
HealthStream, Inc. (Health Care Technology)	283	8,999
Heartland Express, Inc. (Ground Transportation)	1,213	13,610
Heidrick & Struggles International, Inc. (Professional Services)	264	11,698
Helen of Troy, Ltd.* (Household Durables)	641	38,351
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	1,726	16,086
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,163	37,239
Heritage Financial Corp. (Banks)	959	23,496
Hertz Global Holdings, Inc.* (Ground Transportation)	3,443	12,601
Highwoods Properties, Inc. (Office REITs)	1,161	35,503
Hillenbrand, Inc. (Machinery)	1,971	60,667
Hilltop Holdings, Inc.* (Banks)	1,294	37,047
HNI Corp. (Commercial Services & Supplies)	644	32,438
Hope Bancorp, Inc. (Banks)	3,388	41,639
Horace Mann Educators Corp. (Insurance)	1,145	44,918
Hub Group, Inc.—Class A (Air Freight & Logistics)	1,706	76,019
IAC Inc.* (Interactive Media & Services)	1,987	85,718
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	947	30,512
Independent Bank Corp. (Banks)	1,192	76,514
Ingevity Corp.* (Chemicals)	499	20,334
Innospec, Inc. (Chemicals)	350	38,521
Innovative Industrial Properties, Inc. (Industrial REITs)	255	16,993

Common Stocks, continued

	Shares	Value
Innovex International, Inc.* (Energy Equipment & Services)	1,056	$14,752
Innoviva, Inc.* (Pharmaceuticals)	696	12,076
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	766	116,508
Insteel Industries, Inc. (Building Products)	546	14,747
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	1,862	42,230
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	485	17,431
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,647	11,726
J & J Snack Foods Corp. (Food Products)	196	30,405
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	537	22,361
Jackson Financial, Inc.—Class A (Financial Services)	2,073	180,516
JBG SMITH Properties (Office REITs)	2,371	36,442
JetBlue Airways Corp.* (Passenger Airlines)	8,373	65,812
John B. Sanfilippo & Son, Inc. (Food Products)	253	22,039
John Bean Technologies Corp. (Machinery)	519	65,966
John Wiley & Sons, Inc.—Class A (Media)	474	20,719
Kaiser Aluminum Corp. (Metals & Mining)	448	31,481
Kennametal, Inc. (Machinery)	2,180	52,364
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	2,089	20,869
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	1,640	16,564
Knowles Corp.* (Electronic Equipment, Instruments & Components)	2,472	49,267
Kohl's Corp.(a) (Broadline Retail)	3,121	43,819
Koppers Holdings, Inc. (Chemicals)	568	18,403
Korn Ferry (Professional Services)	555	37,435
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,512	70,550
Lakeland Financial Corp. (Banks)	330	22,691
La-Z-Boy, Inc. (Household Durables)	1,173	51,108
LCI Industries (Automobile Components)	714	73,820
Leggett & Platt, Inc. (Household Durables)	3,769	36,182
Leslie's, Inc.* (Specialty Retail)	5,191	11,576
Lexington Realty Trust (Industrial REITs)	8,260	67,071
LGI Homes, Inc.* (Household Durables)	581	51,941
Liberty Energy, Inc. (Energy Equipment & Services)	2,064	41,053
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	238	25,502
Lincoln National Corp. (Insurance)	4,780	151,574
Lindsay Corp. (Machinery)	166	19,639
LiveRamp Holdings, Inc.* (Software)	880	26,726
LTC Properties, Inc. (Health Care REITs)	673	23,252
Lumen Technologies, Inc. (Diversified Telecommunication Services)	13,968	74,170
M/I Homes, Inc.* (Household Durables)	359	47,729
Mack-Cali Realty Corp. (Residential REITs)	1,293	21,502
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	1,930	45,123
Marcus & Millichap, Inc. (Real Estate Management & Development)	676	25,864
MarineMax, Inc.* (Specialty Retail)	558	16,154

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 111

Common Stocks, continued

	Shares	Value
Marten Transport, Ltd. (Ground Transportation)	1,623	$25,335
Masterbrand, Inc.* (Building Products)	3,567	52,114
Materion Corp. (Metals & Mining)	582	57,548
Mativ Holdings, Inc. (Chemicals)	1,525	16,623
Matson, Inc. (Marine Transportation)	336	45,306
Matthews International Corp.—Class A (Commercial Services & Supplies)	858	23,749
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	2,155	42,626
MDU Resources Group, Inc. (Construction & Engineering)	5,722	103,110
Medical Properties Trust, Inc.(a) (Health Care REITs)	16,851	66,561
Mednax, Inc.* (Health Care Providers & Services)	2,372	31,121
Mercury Systems, Inc.* (Aerospace & Defense)	1,423	59,766
Meritage Homes Corp. (Household Durables)	1,016	156,281
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	50	6,594
MGE Energy, Inc. (Electric Utilities)	386	36,269
MGP Ingredients, Inc. (Beverages)	395	15,551
Middlesex Water Co. (Water Utilities)	251	13,210
MillerKnoll, Inc. (Commercial Services & Supplies)	1,941	43,847
Minerals Technologies, Inc. (Chemicals)	896	68,284
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,390	10,133
Moelis & Co.—Class A (Capital Markets)	971	71,737
Monro, Inc. (Specialty Retail)	840	20,832
MP Materials Corp.* (Metals & Mining)	1,898	29,609
Mr. Cooper Group, Inc.* (Financial Services)	1,795	172,338
MYR Group, Inc.* (Construction & Engineering)	195	29,010
Myriad Genetics, Inc.* (Biotechnology)	2,554	35,015
N-able, Inc.* (Software)	1,109	10,358
Nabors Industries, Ltd.* (Energy Equipment & Services)	121	6,918
National Bank Holdings Corp.—Class A (Banks)	587	25,276
National Beverage Corp. (Beverages)	315	13,441
National HealthCare Corp. (Health Care Providers & Services)	125	13,445
National Presto Industries, Inc.* (Aerospace & Defense)	144	14,172
National Vision Holdings, Inc.* (Specialty Retail)	2,210	23,028
Navient Corp. (Consumer Finance)	2,169	28,826
NBT Bancorp, Inc. (Banks)	742	35,438
NCR Atleos Corp.* (Financial Services)	1,140	38,669
NCR Voyix Corp.* (Software)	4,097	56,702
NeoGenomics, Inc.* (Health Care Providers & Services)	1,981	32,647
NetScout Systems, Inc.* (Communications Equipment)	2,015	43,645
New York Mortgage Trust, Inc. (Mortgage REITs)	2,542	15,405
Newell Brands, Inc. (Household Durables)	11,675	116,283
Northwest Bancshares, Inc. (Banks)	3,575	47,154
Northwest Natural Holding Co. (Gas Utilities)	1,126	44,545

Common Stocks, continued

	Shares	Value
NV5 Global, Inc.* (Professional Services)	1,461	$27,525
OFG Bancorp (Banks)	529	22,387
O-I Glass, Inc. (Containers & Packaging)	4,340	47,046
Omnicell, Inc.* (Health Care Equipment & Supplies)	1,299	57,831
Organon & Co. (Pharmaceuticals)	7,227	107,826
Otter Tail Corp. (Electric Utilities)	645	47,626
Owens & Minor, Inc. (Health Care Providers & Services)	2,074	27,107
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	414	32,615
Pacific Premier Bancorp, Inc. (Banks)	2,706	67,434
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,295	24,398
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	915	37,579
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	1,570	25,732
Park National Corp. (Banks)	139	23,829
Patrick Industries, Inc. (Automobile Components)	490	40,709
Patterson Cos., Inc. (Health Care Providers & Services)	2,202	67,954
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	9,960	82,271
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	346	23,967
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	3,411	71,426
Pebblebrook Hotel Trust (Hotel & Resort REITs)	1,679	22,750
PENN Entertainment, Inc.* (Hotels, Restaurants & Leisure)	4,201	83,264
PennyMac Mortgage Investment Trust (Mortgage REITs)	2,437	30,682
Perdoceo Education Corp. (Diversified Consumer Services)	815	21,573
Phillips Edison & Co., Inc. (Retail REITs)	1,926	72,149
Phinia, Inc. (Automobile Components)	578	27,842
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,031	24,290
Pitney Bowes, Inc. (Commercial Services & Supplies)	2,351	17,021
Plexus Corp.* (Electronic Equipment, Instruments & Components)	245	38,338
PRA Group, Inc.* (Consumer Finance)	1,106	23,104
Premier, Inc.—Class A (Health Care Providers & Services)	2,697	57,176
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	555	43,339
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	697	64,243
Privia Health Group, Inc.* (Health Care Providers & Services)	898	17,556
ProAssurance Corp. (Insurance)	1,435	22,831
Progyny, Inc.* (Health Care Providers & Services)	1,039	17,923
ProPetro Holding Corp.* (Energy Equipment & Services)	2,224	20,750
Proto Labs, Inc.* (Machinery)	688	26,894
Provident Financial Services, Inc. (Banks)	3,662	69,102

See accompanying notes to financial statements.

112 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	2,653	$185,524
Quaker Chemical Corp. (Chemicals)	385	54,193
Quanex Building Products Corp. (Building Products)	1,319	31,973
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	1,850	82,418
Radian Group, Inc. (Financial Services)	2,298	72,893
Ready Capital Corp. (Mortgage REITs)	4,729	32,252
Redwood Trust, Inc. (Mortgage REITs)	3,712	24,239
Renasant Corp. (Banks)	1,784	63,778
Resideo Technologies, Inc. (Building Products)	4,124	95,058
Retail Opportunity Investments Corp. (Retail REITs)	1,722	29,894
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	433	18,052
Robert Half, Inc. (Professional Services)	2,848	200,670
Rogers Corp.* (Electronic Equipment, Instruments & Components)	476	48,366
RPC, Inc. (Energy Equipment & Services)	1,114	6,617
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	665	36,435
RXO, Inc.* (Ground Transportation)	2,079	49,563
S&T Bancorp, Inc. (Banks)	504	19,263
Safehold, Inc. (Specialized REITs)	1,280	23,654
Safety Insurance Group, Inc. (Insurance)	416	34,278
Sally Beauty Holdings, Inc.* (Specialty Retail)	2,860	29,887
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	798	60,385
Saul Centers, Inc. (Retail REITs)	159	6,169
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	615	29,182
Schneider National, Inc.—Class B (Ground Transportation)	1,319	38,620
Scholastic Corp. (Media)	697	14,867
Schrodinger, Inc.* (Health Care Technology)	731	14,101
Seacoast Banking Corp. of Florida (Banks)	2,376	65,411
Sealed Air Corp. (Containers & Packaging)	2,493	84,338
Select Medical Holdings Corp. (Health Care Providers & Services)	2,932	55,268
Sensient Technologies Corp. (Chemicals)	559	39,834
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	1,288	16,242
Shoe Carnival, Inc. (Specialty Retail)	496	16,408
Shutterstock, Inc. (Interactive Media & Services)	675	20,486
Signet Jewelers, Ltd. (Specialty Retail)	1,236	99,758
Simmons First National Corp.—Class A (Banks)	3,522	78,118
Simulations Plus, Inc. (Health Care Technology)	206	5,745
SiriusPoint, Ltd.* (Insurance)	2,590	42,450
SITE Centers Corp. (Retail REITs)	1,324	20,244
SJW Group (Water Utilities)	848	41,739
SL Green Realty Corp. (Office REITs)	596	40,481
SM Energy Co. (Oil, Gas & Consumable Fuels)	1,605	62,210
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,495	28,689

Common Stocks, continued

	Shares	Value
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,139	$15,490
SolarWinds Corp. (Software)	1,532	21,831
Sonic Automotive, Inc.—Class A (Specialty Retail)	410	25,974
Sonos, Inc.* (Household Durables)	3,418	51,407
Southside Bancshares, Inc. (Banks)	800	25,408
SpartanNash Co. (Consumer Staples Distribution & Retail)	947	17,349
Sprinklr, Inc.*—Class A (Software)	1,930	16,309
STAAR Surgical Co.* (Health Care Equipment & Supplies)	595	14,453
Standard Motor Products, Inc. (Automobile Components)	579	17,937
Standex International Corp. (Machinery)	119	22,252
Stellar Bancorp, Inc. (Banks)	1,334	37,819
Stepan Co. (Chemicals)	594	38,432
StepStone Group, Inc.—Class A (Capital Markets)	763	44,162
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	689	29,296
Stewart Information Services Corp. (Insurance)	778	52,507
StoneX Group, Inc.* (Capital Markets)	373	36,543
Strategic Education, Inc. (Diversified Consumer Services)	683	63,806
Sturm Ruger & Co., Inc. (Leisure Products)	471	16,659
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	1,552	10,631
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	1,099	16,023
SunCoke Energy, Inc. (Metals & Mining)	2,360	25,252
Sunrun, Inc.* (Electrical Equipment)	6,296	58,238
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	760	27,482
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	3,485	33,839
Tanger, Inc. (Retail REITs)	1,026	35,017
TechTarget, Inc.* (Media)	407	8,067
TEGNA, Inc. (Media)	4,522	82,708
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	2,737	93,359
Tennant Co. (Machinery)	530	43,211
Terreno Realty Corp. (Industrial REITs)	1,427	84,393
The Andersons, Inc. (Consumer Staples Distribution & Retail)	901	36,509
The Buckle, Inc. (Specialty Retail)	420	21,340
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	448	21,253
The Hain Celestial Group, Inc.* (Food Products)	2,532	15,572
The Macerich Co. (Retail REITs)	2,343	46,674
The ODP Corp.* (Specialty Retail)	844	19,193
The Simply Good Foods Co.* (Food Products)	1,382	53,869
Thryv Holdings, Inc.* (Media)	713	10,552
TimkenSteel Corp. (Metals & Mining)	1,049	14,822
Titan International, Inc. (Machinery)	1,347	9,146
Tompkins Financial Corp. (Banks)	211	14,312
Tootsie Roll Industries, Inc. (Food Products)	199	6,434

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Small-Cap Value :: 113

Common Stocks, continued

	Shares	Value
Topgolf Callaway Brands Corp.* (Leisure Products)	3,973	$31,228
TreeHouse Foods, Inc.* (Food Products)	1,293	45,423
Tri Pointe Homes, Inc.* (Household Durables)	1,288	46,703
TripAdvisor, Inc.* (Interactive Media & Services)	1,020	15,065
Triumph Financial, Inc.* (Banks)	239	21,720
Triumph Group, Inc. (Aerospace & Defense)	869	16,216
TrustCo Bank Corp. (Banks)	534	17,788
Trustmark Corp. (Banks)	1,717	60,730
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,373	33,982
Two Harbors Investment Corp. (Mortgage REITs)	2,909	34,413
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	217	19,250
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,264	45,441
UniFirst Corp. (Commercial Services & Supplies)	232	39,693
United Community Banks, Inc. (Banks)	3,349	108,207
United Fire Group, Inc. (Insurance)	597	16,985
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	1,681	45,908
Uniti Group, Inc. (Specialized REITs)	3,632	19,976
Unitil Corp. (Multi-Utilities)	278	15,065
Universal Corp. (Tobacco)	693	38,004
Universal Health Realty Income Trust (Health Care REITs)	179	6,661
Upbound Group, Inc. (Specialty Retail)	1,366	39,846
Urban Edge Properties (Retail REITs)	1,402	30,143
Urban Outfitters, Inc.* (Specialty Retail)	869	47,691
USANA Health Sciences, Inc.* (Personal Care Products)	310	11,126
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,594	42,719
Veritex Holdings, Inc. (Banks)	1,529	41,528
Vestis Corp. (Commercial Services & Supplies)	3,211	48,937
VF Corp. (Textiles, Apparel & Luxury Goods)	9,287	199,299
Viasat, Inc.* (Communications Equipment)	2,378	20,237
Viavi Solutions, Inc.* (Communications Equipment)	3,550	35,855
Vicor Corp.* (Electrical Equipment)	284	13,723
Victoria's Secret & Co.* (Specialty Retail)	2,204	91,290
Vir Biotechnology, Inc.* (Biotechnology)	2,590	19,011
Virtus Investment Partners, Inc. (Capital Markets)	113	24,926
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	3,160	53,530
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	757	23,406
Wabash National Corp. (Machinery)	1,218	20,864
Walker & Dunlop, Inc. (Financial Services)	900	87,489
Washington Federal, Inc. (Banks)	2,280	73,507
WD-40 Co. (Household Products)	149	36,159
Werner Enterprises, Inc. (Ground Transportation)	1,734	62,286
Westamerica Bancorp (Banks)	338	17,731
Whitestone REIT (Retail REITs)	626	8,870

Common Stocks, continued

	Shares	Value
Winnebago Industries, Inc. (Automobiles)	812	$38,797
WK Kellogg Co. (Food Products)	707	12,719
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,150	14,319
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	719	15,962
World Acceptance Corp.* (Consumer Finance)	91	10,232
World Kinect Corp. (Oil, Gas & Consumable Fuels)	1,629	44,814
Worthington Enterprises, Inc. (Household Durables)	875	35,096
Worthington Steel, Inc. (Metals & Mining)	981	31,215
WSFS Financial Corp. (Banks)	893	47,445
Xencor, Inc.* (Biotechnology)	1,140	26,197
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,245	27,355
Yelp, Inc.* (Interactive Media & Services)	831	32,160
Ziff Davis, Inc.* (Interactive Media & Services)	1,199	65,154
TOTAL COMMON STOCKS (Cost $16,143,141)		18,540,380

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $34,008	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000

Collateral for Securities Loaned(c) (0.9%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(d)	170,389	$170,389
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $170,389)		170,389
TOTAL INVESTMENT SECURITIES (Cost $16,347,530)—100.7%		18,744,769
Net other assets (liabilities)—(0.7)%		(133,355)
NET ASSETS—100.0%		$18,611,414

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $167,919.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(d)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

114 :: ProFund VP Small-Cap Value :: Schedule of Portfolio Investments :: December 31, 2024

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$150,760	0.8%
Air Freight & Logistics	87,081	0.5%
Automobile Components	333,689	1.8%
Automobiles	38,797	0.2%
Banks	2,132,133	11.5%
Beverages	28,992	0.2%
Biotechnology	164,790	0.9%
Broadline Retail	128,972	0.7%
Building Products	339,480	1.8%
Capital Markets	290,837	1.6%
Chemicals	419,467	2.3%
Commercial Services & Supplies	429,529	2.3%
Communications Equipment	200,498	1.1%
Construction & Engineering	228,732	1.2%
Consumer Finance	212,822	1.1%
Consumer Staples Distribution & Retail	206,577	1.1%
Containers & Packaging	131,384	0.7%
Diversified Consumer Services	95,512	0.5%
Diversified Telecommunication Services	90,412	0.5%
Electric Utilities	83,895	0.5%
Electrical Equipment	71,961	0.4%
Electronic Equipment, Instruments & Components	596,628	3.2%
Energy Equipment & Services	261,244	1.4%
Equity REIT—Diversified	99,334	0.5%
Financial Services	614,536	3.3%
Food Products	233,056	1.2%
Gas Utilities	77,916	0.4%
Ground Transportation	263,327	1.4%
Health Care Equipment & Supplies	310,259	1.7%
Health Care Providers & Services	463,248	2.5%
Health Care REITs	168,968	0.9%
Health Care Technology	61,573	0.3%
Hotel & Resort REITs	82,394	0.5%
Hotels, Restaurants & Leisure	263,981	1.4%
Household Durables	705,712	3.8%
Household Products	131,899	0.7%
Independent Power/Renewable Electricity Producers	84,191	0.5%
Industrial REITs	168,457	0.9%
Insurance	560,025	3.0%
	Value	% of Net Assets
Interactive Media & Services	$234,805	1.3%
IT Services	114,575	0.6%
Leisure Products	47,887	0.3%
Life Sciences Tools & Services	105,163	0.5%
Machinery	532,828	2.9%
Marine Transportation	45,306	0.2%
Media	223,219	1.2%
Metals & Mining	284,281	1.5%
Mortgage REITs	431,437	2.3%
Multi-Utilities	96,493	0.5%
Office REITs	207,867	1.1%
Oil, Gas & Consumable Fuels	600,539	3.2%
Passenger Airlines	120,236	0.7%
Personal Care Products	57,057	0.3%
Pharmaceuticals	255,104	1.4%
Professional Services	296,903	1.6%
Real Estate Management & Development	158,235	0.9%
Residential REITs	50,547	0.3%
Retail—Discretionary	116,853	0.6%
Retail REITs	298,690	1.6%
Semiconductors & Semiconductor Equipment	717,632	3.8%
Software	241,224	1.3%
Specialized REITs	77,529	0.4%
Specialty Retail	1,033,045	5.5%
Technology Hardware, Storage & Peripherals	35,710	0.2%
Technology Services	73,269	0.4%
Textiles, Apparel & Luxury Goods	405,256	2.2%
Tobacco	38,004	0.2%
Trading Companies & Distributors	355,136	1.9%
Water Utilities	171,874	0.9%
Wireless Telecommunication Services	100,608	0.5%
Other**	71,034	0.4%
Total	$18,611,414	100.0%

REIT  Real Estate Investment Trust

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Technology :: 115

Common Stocks (99.0%)

	Shares	Value
Accenture PLC—Class A (IT Services)	3,957	$1,392,034
Adobe, Inc.* (Software)	2,787	1,239,323
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	10,276	1,241,238
Akamai Technologies, Inc.* (IT Services)	951	90,963
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	7,634	530,182
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3,144	667,974
ANSYS, Inc.* (Software)	554	186,881
Apple, Inc. (Technology Hardware, Storage & Peripherals)	36,397	9,114,537
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	5,220	848,929
Arista Networks, Inc.* (Communications Equipment)	6,541	722,977
Autodesk, Inc.* (Software)	1,361	402,271
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	14,901	3,454,647
Cadence Design Systems, Inc.* (Software)	1,737	521,899
CDW Corp. (Electronic Equipment, Instruments & Components)	844	146,890
Cisco Systems, Inc. (Communications Equipment)	25,240	1,494,208
Cognizant Technology Solutions Corp.— Class A (IT Services)	3,140	241,466
Corning, Inc. (Electronic Equipment, Instruments & Components)	4,879	231,850
Crowdstrike Holdings, Inc.*—Class A (Software)	1,474	504,344
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	1,945	224,142
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	856	58,790
EPAM Systems, Inc.* (IT Services)	359	83,941
F5, Inc.* (Communications Equipment)	368	92,541
Fair Isaac Corp.* (Software)	154	306,603
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	678	119,491
Fortinet, Inc.* (Software)	4,028	380,565
Gartner, Inc.* (IT Services)	488	236,421
Gen Digital, Inc. (Software)	3,434	94,023
GoDaddy, Inc.*—Class A (IT Services)	889	175,462
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	8,223	175,561
HP, Inc. (Technology Hardware, Storage & Peripherals)	6,102	199,108
Intel Corp. (Semiconductors & Semiconductor Equipment)	27,311	547,586
International Business Machines Corp. (IT Services)	5,855	1,287,105
Intuit, Inc. (Software)	1,775	1,115,588
Jabil, Inc. (Electronic Equipment, Instruments & Components)	715	102,889
Juniper Networks, Inc. (Communications Equipment)	2,097	78,533
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,099	176,532
KLA Corp. (Semiconductors & Semiconductor Equipment)	847	533,712

Common Stocks, continued

	Shares	Value
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	8,147	$588,458
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,400	194,990
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,021	590,887
Microsoft Corp. (Software)	17,902	7,545,694
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	309	182,835
Motorola Solutions, Inc. (Communications Equipment)	1,058	489,039
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	1,297	150,556
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	59,065	7,931,838
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,609	334,431
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,696	169,983
Oracle Corp. (Software)	10,177	1,695,895
Palantir Technologies, Inc.*—Class A (Software)	12,980	981,677
Palo Alto Networks, Inc.* (Software)	4,144	754,042
PTC, Inc.* (Software)	761	139,925
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	7,035	1,080,717
Roper Technologies, Inc. (Software)	679	352,978
Salesforce, Inc. (Software)	6,054	2,024,034
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	1,339	115,569
ServiceNow, Inc.* (Software)	1,304	1,382,396
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,011	89,655
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	3,189	97,201
Synopsys, Inc.* (Software)	973	472,255
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,894	270,785
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	295	136,918
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,031	129,824
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,776	1,083,058
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,546	109,240
Tyler Technologies, Inc.* (Software)	271	156,269
VeriSign, Inc.* (IT Services)	523	108,240
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	2,189	130,530
Workday, Inc.*—Class A (Software)	1,349	348,082
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	327	126,294
TOTAL COMMON STOCKS (Cost $26,387,506)		58,985,501

See accompanying notes to financial statements.

116 :: ProFund VP Technology :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a) (1.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $619,147	$619,000	$619,000
TOTAL REPURCHASE AGREEMENTS (Cost $619,000)		619,000
TOTAL INVESTMENT SECURITIES (Cost $27,006,506)—100.0%		59,604,501
Net other assets (liabilities)—0.0%		1,840
NET ASSETS—100.0%		$59,606,341

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$958,193	$(22,886)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Technology invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Communications Equipment	$2,877,298	4.8%
Electronic Equipment, Instruments & Components	1,831,580	3.1%
IT Services	3,615,631	6.1%
Semiconductors & Semiconductor Equipment	19,849,043	33.3%
Software	20,604,745	34.6%
Technology Hardware, Storage & Peripherals	10,207,204	17.1%
Other**	620,840	1.0%
Total	$59,606,341	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 117

Common Stocks (65.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	238	$30,723
A.O. Smith Corp. (Building Products)	52	3,547
Abbott Laboratories (Health Care Equipment & Supplies)	757	85,623
AbbVie, Inc. (Biotechnology)	771	137,008
Accenture PLC—Class A (IT Services)	273	96,038
Adobe, Inc.* (Software)	192	85,379
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	708	85,519
Aflac, Inc. (Insurance)	218	22,550
Agilent Technologies, Inc. (Life Sciences Tools & Services)	125	16,793
Air Products & Chemicals, Inc. (Chemicals)	97	28,134
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	189	24,836
Akamai Technologies, Inc.* (IT Services)	66	6,313
Albemarle Corp. (Chemicals)	51	4,390
Alexandria Real Estate Equities, Inc. (Office REITs)	68	6,633
Align Technology, Inc.* (Health Care Equipment & Supplies)	31	6,464
Allegion PLC (Building Products)	38	4,966
Alliant Energy Corp. (Electric Utilities)	112	6,624
Allstate Corp. (Insurance)	116	22,364
Alphabet, Inc.—Class A (Interactive Media & Services)	2,551	482,904
Alphabet, Inc.—Class C (Interactive Media & Services)	2,078	395,734
Altria Group, Inc. (Tobacco)	740	38,695
Amazon.com, Inc.* (Broadline Retail)	4,085	896,208
Amcor PLC (Containers & Packaging)	631	5,938
Ameren Corp. (Multi-Utilities)	117	10,429
American Electric Power Co., Inc. (Electric Utilities)	232	21,397
American Express Co. (Consumer Finance)	243	72,121
American International Group, Inc. (Insurance)	272	19,802
American Tower Corp. (Specialized REITs)	204	37,415
American Water Works Co., Inc. (Water Utilities)	85	10,582
Ameriprise Financial, Inc. (Capital Markets)	42	22,362
AMETEK, Inc. (Electrical Equipment)	101	18,206
Amgen, Inc. (Biotechnology)	235	61,250
Amphenol Corp.—Class A (Electronic Equipment, Instruments & Components)	526	36,530
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	217	46,104
ANSYS, Inc.* (Software)	38	12,819
Aon PLC—Class A (Insurance)	94	33,761
APA Corp. (Oil, Gas & Consumable Fuels)	161	3,717
Apollo Global Management, Inc. (Financial Services)	195	32,206
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6,598	1,652,272
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	360	58,547
Aptiv PLC* (Automobile Components)	103	6,229
Arch Capital Group, Ltd. (Insurance)	164	15,145
Archer-Daniels-Midland Co. (Food Products)	209	10,559
Arista Networks, Inc.* (Communications Equipment)	451	49,849

Common Stocks, continued

	Shares	Value
Arthur J. Gallagher & Co. (Insurance)	109	$30,940
Assurant, Inc. (Insurance)	22	4,691
AT&T, Inc. (Diversified Telecommunication Services)	3,132	71,316
Atmos Energy Corp. (Gas Utilities)	68	9,470
Autodesk, Inc.* (Software)	94	27,784
Automatic Data Processing, Inc. (Professional Services)	178	52,106
AutoZone, Inc.* (Specialty Retail)	7	22,414
AvalonBay Communities, Inc. (Residential REITs)	62	13,638
Avery Dennison Corp. (Containers & Packaging)	35	6,550
Axon Enterprise, Inc.* (Aerospace & Defense)	32	19,018
Baker Hughes Co. (Energy Equipment & Services)	432	17,721
Ball Corp. (Containers & Packaging)	130	7,167
Bank of America Corp. (Banks)	2,914	128,070
Baxter International, Inc. (Health Care Equipment & Supplies)	223	6,503
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	126	28,586
Berkshire Hathaway, Inc.*—Class B (Financial Services)	800	362,623
Best Buy Co., Inc. (Specialty Retail)	85	7,293
Biogen, Inc.* (Biotechnology)	64	9,787
Bio-Techne Corp. (Life Sciences Tools & Services)	69	4,970
BlackRock, Inc. (Capital Markets)	64	65,607
Blackstone, Inc. (Capital Markets)	315	54,312
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	14	69,558
BorgWarner, Inc. (Automobile Components)	95	3,020
Boston Properties, Inc. (Office REITs)	63	4,685
Boston Scientific Corp.* (Health Care Equipment & Supplies)	643	57,432
Bristol-Myers Squibb Co. (Pharmaceuticals)	885	50,056
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,039	472,722
Broadridge Financial Solutions, Inc. (Professional Services)	51	11,531
Brown & Brown, Inc. (Insurance)	104	10,610
Brown-Forman Corp.—Class B (Beverages)	80	3,038
Builders FirstSource, Inc.* (Building Products)	50	7,147
Bunge Global SA (Food Products)	61	4,743
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	52	5,373
Cadence Design Systems, Inc.* (Software)	120	36,055
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	93	3,108
Camden Property Trust (Residential REITs)	47	5,454
Campbell Soup Co. (Food Products)	86	3,602
Capital One Financial Corp. (Consumer Finance)	167	29,779
Cardinal Health, Inc. (Health Care Providers & Services)	106	12,537
CarMax, Inc.* (Specialty Retail)	68	5,560
Carnival Corp.* (Hotels, Restaurants & Leisure)	453	11,289
Carrier Global Corp. (Building Products)	364	24,847
Caterpillar, Inc. (Machinery)	211	76,542
Cboe Global Markets, Inc. (Capital Markets)	46	8,988

See accompanying notes to financial statements.

118 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
CBRE Group, Inc.*—Class A (Real Estate Management & Development)	131	$17,199
CDW Corp. (Electronic Equipment, Instruments & Components)	58	10,094
Celanese Corp. (Chemicals)	48	3,322
Cencora, Inc. (Health Care Providers & Services)	77	17,300
Centene Corp.* (Health Care Providers & Services)	220	13,328
CenterPoint Energy, Inc. (Multi-Utilities)	284	9,011
CF Industries Holdings, Inc. (Chemicals)	76	6,484
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	22	4,061
Charter Communications, Inc.*—Class A (Media)	42	14,396
Chevron Corp. (Oil, Gas & Consumable Fuels)	730	105,733
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	595	35,879
Chubb, Ltd. (Insurance)	164	45,312
Church & Dwight Co., Inc. (Household Products)	107	11,204
Cincinnati Financial Corp. (Insurance)	68	9,772
Cintas Corp. (Commercial Services & Supplies)	150	27,405
Cisco Systems, Inc. (Communications Equipment)	1,740	103,008
Citigroup, Inc. (Banks)	826	58,142
Citizens Financial Group, Inc. (Banks)	192	8,402
CME Group, Inc. (Capital Markets)	157	36,460
CMS Energy Corp. (Multi-Utilities)	130	8,665
Cognizant Technology Solutions Corp.—Class A (IT Services)	216	16,610
Colgate-Palmolive Co. (Household Products)	357	32,455
Comcast Corp.—Class A (Media)	1,666	62,526
Conagra Brands, Inc. (Food Products)	208	5,772
ConocoPhillips (Oil, Gas & Consumable Fuels)	565	56,031
Consolidated Edison, Inc. (Multi-Utilities)	151	13,474
Constellation Brands, Inc.—Class A (Beverages)	68	15,028
Constellation Energy Corp. (Electric Utilities)	137	30,648
Copart, Inc.* (Commercial Services & Supplies)	383	21,980
Corning, Inc. (Electronic Equipment, Instruments & Components)	336	15,967
Corpay, Inc.* (Software)	30	10,153
Corteva, Inc. (Chemicals)	300	17,088
CoStar Group, Inc.* (Real Estate Management & Development)	179	12,815
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	193	176,840
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	322	8,224
Crowdstrike Holdings, Inc.*—Class A (Software)	102	34,900
Crown Castle International Corp. (Specialized REITs)	190	17,244
CSX Corp. (Ground Transportation)	842	27,171
Cummins, Inc. (Machinery)	60	20,916
CVS Health Corp. (Health Care Providers & Services)	549	24,645
D.R. Horton, Inc. (Household Durables)	127	17,758
Danaher Corp. (Life Sciences Tools & Services)	281	64,504

Common Stocks, continued

	Shares	Value
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	51	$9,521
DaVita, Inc.* (Health Care Providers & Services)	20	2,991
Dayforce, Inc.* (Professional Services)	69	5,012
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	66	13,404
Deere & Co. (Machinery)	111	47,031
Dell Technologies, Inc.—Class C (Technology Hardware, Storage & Peripherals)	134	15,442
Delta Air Lines, Inc. (Passenger Airlines)	280	16,941
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	287	9,394
Dexcom, Inc.* (Health Care Equipment & Supplies)	171	13,299
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	82	13,434
Digital Realty Trust, Inc. (Specialized REITs)	136	24,117
Discover Financial Services (Consumer Finance)	110	19,055
Dollar General Corp. (Consumer Staples Distribution & Retail)	96	7,279
Dollar Tree, Inc.* (Consumer Staples Distribution & Retail)	88	6,595
Dominion Energy, Inc. (Multi-Utilities)	367	19,767
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	15	6,296
Dover Corp. (Machinery)	60	11,256
Dow, Inc. (Chemicals)	306	12,280
DTE Energy Co. (Multi-Utilities)	90	10,868
Duke Energy Corp. (Electric Utilities)	337	36,308
DuPont de Nemours, Inc. (Chemicals)	182	13,878
Eastman Chemical Co. (Chemicals)	51	4,657
Eaton Corp. PLC (Electrical Equipment)	173	57,413
eBay, Inc. (Broadline Retail)	209	12,948
Ecolab, Inc. (Chemicals)	110	25,775
Edison International (Electric Utilities)	169	13,493
Edwards LifeSciences Corp.* (Health Care Equipment & Supplies)	257	19,026
Electronic Arts, Inc. (Entertainment)	104	15,215
Elevance Health, Inc. (Health Care Providers & Services)	101	37,258
Eli Lilly & Co. (Pharmaceuticals)	344	265,568
Emerson Electric Co. (Electrical Equipment)	249	30,859
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	59	4,052
Entergy Corp. (Electric Utilities)	187	14,178
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	246	30,155
EPAM Systems, Inc.* (IT Services)	25	5,846
EQT Corp. (Oil, Gas & Consumable Fuels)	260	11,989
Equifax, Inc. (Professional Services)	54	13,762
Equinix, Inc. (Specialized REITs)	42	39,600
Equity Residential (Residential REITs)	149	10,692
Erie Indemnity Co.*—Class A (Insurance)	11	4,535
Essex Property Trust, Inc. (Residential REITs)	28	7,992
Everest Group, Ltd. (Insurance)	19	6,887
Evergy, Inc. (Electric Utilities)	100	6,155
Eversource Energy (Electric Utilities)	160	9,189
Exelon Corp. (Electric Utilities)	439	16,524
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	54	10,062
See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 119

Common Stocks, continued

	Shares		Value
Expeditors International of Washington, Inc. (Air Freight & Logistics)	61		$6,757
Extra Space Storage, Inc. (Specialized REITs)	93		13,913
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,919		206,426
F5, Inc.* (Communications Equipment)	25		6,287
FactSet Research Systems, Inc. (Capital Markets)	17		8,165
Fair Isaac Corp.* (Software)	11		21,900
Fastenal Co. (Trading Companies & Distributors)	250		17,978
Federal Realty Investment Trust (Retail REITs)	33		3,694
FedEx Corp. (Air Freight & Logistics)	98		27,570
Fidelity National Information Services, Inc. (Financial Services)	235		18,981
Fifth Third Bancorp (Banks)	293		12,388
First Horizon Corp. (Banks)	—	(a)	6
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	47		8,283
FirstEnergy Corp. (Electric Utilities)	224		8,911
Fiserv, Inc.* (Financial Services)	248		50,944
FMC Corp. (Chemicals)	54		2,625
Ford Motor Co. (Automobiles)	1,704		16,870
Fortinet, Inc.* (Software)	278		26,265
Fortive Corp. (Machinery)	151		11,325
Fox Corp.—Class A (Media)	97		4,712
Fox Corp.—Class B (Media)	58		2,653
Franklin Resources, Inc. (Capital Markets)	135		2,739
Freeport-McMoRan, Inc. (Metals & Mining)	627		23,877
Garmin, Ltd. (Household Durables)	67		13,819
Gartner, Inc.* (IT Services)	34		16,472
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	199		15,558
GE Vernova, Inc. (Electrical Equipment)	120		39,472
Gen Digital, Inc. (Software)	237		6,489
Generac Holdings, Inc.* (Electrical Equipment)	26		4,031
General Dynamics Corp. (Aerospace & Defense)	113		29,774
General Electric Co. (Industrial Conglomerates)	472		78,725
General Mills, Inc. (Food Products)	242		15,433
General Motors Co. (Automobiles)	480		25,570
Genuine Parts Co. (Distributors)	61		7,122
Gilead Sciences, Inc. (Biotechnology)	544		50,249
Global Payments, Inc. (Financial Services)	111		12,439
Globe Life, Inc. (Insurance)	37		4,126
GoDaddy, Inc.*—Class A (IT Services)	61		12,040
Halliburton Co. (Energy Equipment & Services)	383		10,414
Hasbro, Inc. (Leisure Products)	57		3,187
HCA Healthcare, Inc. (Health Care Providers & Services)	80		24,012
Healthpeak Properties, Inc. (Health Care REITs)	305		6,182
Henry Schein, Inc.* (Health Care Providers & Services)	54		3,737
Hess Corp. (Oil, Gas & Consumable Fuels)	121		16,094
Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	567		12,105
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	106		26,199
Hologic, Inc.* (Health Care Equipment & Supplies)	101		7,281

Common Stocks, continued

	Shares	Value
Honeywell International, Inc. (Industrial Conglomerates)	284	$64,153
Hormel Foods Corp. (Food Products)	127	3,984
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)	305	5,344
Howmet Aerospace, Inc. (Aerospace & Defense)	177	19,358
HP, Inc. (Technology Hardware, Storage & Peripherals)	421	13,737
Hubbell, Inc. (Electrical Equipment)	23	9,634
Humana, Inc. (Health Care Providers & Services)	53	13,447
Huntington Bancshares, Inc. (Banks)	634	10,315
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	17	3,212
IDEX Corp. (Machinery)	33	6,907
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	36	14,884
Illinois Tool Works, Inc. (Machinery)	117	29,667
Incyte Corp.* (Biotechnology)	70	4,835
Ingersoll Rand, Inc. (Machinery)	176	15,921
Insulet Corp.* (Health Care Equipment & Supplies)	31	8,093
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,883	37,754
Intercontinental Exchange, Inc. (Capital Markets)	251	37,402
International Business Machines Corp. (IT Services)	404	88,811
International Flavors & Fragrances, Inc. (Chemicals)	112	9,470
International Paper Co. (Containers & Packaging)	152	8,181
Intuit, Inc. (Software)	122	76,677
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	155	80,903
Invesco, Ltd. (Capital Markets)	196	3,426
Invitation Homes, Inc. (Residential REITs)	249	7,961
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	75	14,738
Iron Mountain, Inc. (Specialized REITs)	128	13,454
J.B. Hunt Transport Services, Inc. (Ground Transportation)	35	5,973
Jabil, Inc. (Electronic Equipment, Instruments & Components)	49	7,051
Jack Henry & Associates, Inc. (Financial Services)	32	5,610
Jacobs Solutions, Inc. (Professional Services)	54	7,215
Johnson & Johnson (Pharmaceuticals)	1,051	151,996
Johnson Controls International PLC (Building Products)	292	23,048
JPMorgan Chase & Co. (Banks)	1,229	294,604
Juniper Networks, Inc. (Communications Equipment)	145	5,430
Kellanova (Food Products)	117	9,473
Kenvue, Inc. (Personal Care Products)	837	17,870
Keurig Dr Pepper, Inc. (Beverages)	491	15,771
KeyCorp (Banks)	433	7,422
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	76	12,208
Kimberly-Clark Corp. (Household Products)	146	19,132

See accompanying notes to financial statements.

120 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Kimco Realty Corp. (Retail REITs)	294	$6,888
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	844	23,126
KKR & Co., Inc. (Capital Markets)	295	43,633
KLA Corp. (Semiconductors & Semiconductor Equipment)	58	36,547
L3Harris Technologies, Inc. (Aerospace & Defense)	83	17,453
Labcorp Holdings, Inc. (Health Care Providers & Services)	37	8,485
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	562	40,593
Lamb Weston Holdings, Inc. (Food Products)	62	4,143
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	152	7,807
Leidos Holdings, Inc. (Professional Services)	58	8,355
Lennar Corp.—Class A (Household Durables)	104	14,182
Lennox International, Inc. (Building Products)	14	8,530
Linde PLC (Chemicals)	208	87,082
Live Nation Entertainment, Inc.* (Entertainment)	68	8,806
LKQ Corp. (Distributors)	113	4,153
Lockheed Martin Corp.—Class B (Aerospace & Defense)	92	44,707
Loews Corp. (Insurance)	79	6,691
Lowe's Cos., Inc. (Specialty Retail)	248	61,206
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	49	18,738
LyondellbBasell Industries N.V.—Class A (Chemicals)	113	8,393
M&T Bank Corp. (Banks)	72	13,537
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	140	19,530
MarketAxess Holdings, Inc. (Capital Markets)	16	3,617
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	101	28,244
Marsh & McLennan Cos., Inc. (Insurance)	214	45,455
Martin Marietta Materials, Inc. (Construction Materials)	27	13,946
Masco Corp. (Building Products)	94	6,822
MasterCard, Inc.—Class A (Financial Services)	358	188,512
Match Group, Inc.* (Interactive Media & Services)	110	3,598
McCormick & Co., Inc. (Food Products)	110	8,386
McDonald's Corp. (Hotels, Restaurants & Leisure)	313	90,735
McKesson Corp. (Health Care Providers & Services)	55	31,345
Medtronic PLC (Health Care Equipment & Supplies)	560	44,733
Merck & Co., Inc. (Pharmaceuticals)	1,104	109,826
Meta Platforms, Inc.—Class A (Interactive Media & Services)	952	557,407
MetLife, Inc. (Insurance)	254	20,798
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	9	11,013
MGM Resorts International* (Hotels, Restaurants & Leisure)	99	3,430
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	234	13,420
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	484	40,733

Common Stocks, continued

	Shares	Value
Microsoft Corp. (Software)	3,245	$1,367,767
Mid-America Apartment Communities, Inc. (Residential REITs)	51	7,883
Moderna, Inc.* (Biotechnology)	148	6,154
Mohawk Industries, Inc.* (Household Durables)	23	2,740
Molina Healthcare, Inc.* (Health Care Providers & Services)	25	7,276
Molson Coors Beverage Co.—Class B (Beverages)	76	4,356
Mondelez International, Inc.—Class A (Food Products)	584	34,883
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	21	12,426
Monster Beverage Corp.* (Beverages)	306	16,083
Moody's Corp. (Capital Markets)	68	32,189
Morgan Stanley (Capital Markets)	542	68,140
Motorola Solutions, Inc. (Communications Equipment)	73	33,743
MSCI, Inc. (Capital Markets)	34	20,400
Nasdaq, Inc. (Capital Markets)	181	13,993
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	89	10,331
Netflix, Inc.* (Entertainment)	187	166,677
Newmont Corp. (Metals & Mining)	497	18,498
News Corp.—Class A (Media)	165	4,544
News Corp.—Class B (Media)	49	1,491
NextEra Energy, Inc. (Electric Utilities)	898	64,377
NIKE, Inc.—Class B (Textiles, Apparel & Luxury Goods)	520	39,348
NiSource, Inc. (Multi-Utilities)	204	7,499
Nordson Corp. (Machinery)	24	5,022
Norfolk Southern Corp. (Ground Transportation)	99	23,235
Northern Trust Corp. (Capital Markets)	87	8,918
Northrop Grumman Corp. (Aerospace & Defense)	60	28,157
Norwegian Cruise Lines Holdings, Ltd.* (Hotels, Restaurants & Leisure)	192	4,940
NRG Energy, Inc. (Electric Utilities)	88	7,939
Nucor Corp. (Metals & Mining)	103	12,021
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	10,708	1,437,977
NVR, Inc.* (Household Durables)	1	8,179
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	111	23,071
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	295	14,576
Old Dominion Freight Line, Inc. (Ground Transportation)	82	14,465
Omnicom Group, Inc. (Media)	85	7,313
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	186	11,727
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	255	25,602
Oracle Corp. (Software)	702	116,981
O'Reilly Automotive, Inc.* (Specialty Retail)	25	29,645
Otis Worldwide Corp. (Machinery)	174	16,114
PACCAR, Inc. (Machinery)	229	23,821
Packaging Corp. of America (Containers & Packaging)	39	8,780
Palantir Technologies, Inc.*—Class A (Software)	895	67,689
Palo Alto Networks, Inc.* (Software)	286	52,041

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 121

Common Stocks, continued

	Shares	Value
Paramount Global—Class B (Media)	260	$2,720
Parker-Hannifin Corp. (Machinery)	56	35,618
Paychex, Inc. (Professional Services)	140	19,631
Paycom Software, Inc. (Professional Services)	21	4,304
PayPal Holdings, Inc.* (Financial Services)	438	37,383
Pentair PLC (Machinery)	72	7,246
PepsiCo, Inc. (Beverages)	599	91,084
Pfizer, Inc. (Pharmaceuticals)	2,474	65,635
PG&E Corp. (Electric Utilities)	954	19,252
Philip Morris International, Inc. (Tobacco)	679	81,717
Phillips 66 (Oil, Gas & Consumable Fuels)	180	20,507
Pinnacle West Capital Corp. (Electric Utilities)	50	4,239
PNC Financial Services Group, Inc. (Banks)	173	33,363
Pool Corp. (Distributors)	17	5,796
PPG Industries, Inc. (Chemicals)	101	12,064
PPL Corp. (Electric Utilities)	322	10,452
Principal Financial Group, Inc. (Insurance)	92	7,122
Prologis, Inc. (Industrial REITs)	404	42,703
Prudential Financial, Inc. (Insurance)	155	18,372
PTC, Inc.* (Software)	52	9,561
Public Service Enterprise Group, Inc. (Multi-Utilities)	217	18,334
Public Storage (Specialized REITs)	69	20,661
PulteGroup, Inc. (Household Durables)	90	9,801
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	485	74,506
Quanta Services, Inc. (Construction & Engineering)	64	20,227
Quest Diagnostics, Inc. (Health Care Providers & Services)	49	7,392
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	18	4,158
Raymond James Financial, Inc. (Capital Markets)	80	12,426
Raytheon Technologies Corp. (Aerospace & Defense)	581	67,234
Realty Income Corp. (Retail REITs)	382	20,403
Regency Centers Corp. (Retail REITs)	71	5,249
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	46	32,767
Regions Financial Corp. (Banks)	397	9,337
Republic Services, Inc. (Commercial Services & Supplies)	89	17,905
ResMed, Inc. (Health Care Equipment & Supplies)	64	14,636
Revvity, Inc. (Life Sciences Tools & Services)	53	5,915
Rockwell Automation, Inc. (Electrical Equipment)	49	14,004
Rollins, Inc. (Commercial Services & Supplies)	123	5,701
Roper Technologies, Inc. (Software)	47	24,433
Ross Stores, Inc. (Specialty Retail)	145	21,934
Royal Caribbean Cruises, Ltd. (Hotels, Restaurants & Leisure)	108	24,915
S&P Global, Inc. (Capital Markets)	139	69,226
Salesforce, Inc. (Software)	417	139,415
SBA Communications Corp.—CLASS A (Specialized REITs)	47	9,579
Schlumberger N.V. (Energy Equipment & Services)	616	23,617
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	92	7,941

Common Stocks, continued

	Shares	Value
Sempra (Multi-Utilities)	276	$24,210
ServiceNow, Inc.* (Software)	90	95,411
Simon Property Group, Inc. (Retail REITs)	134	23,077
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	70	6,208
Smurfit WestRock PLC (Containers & Packaging)	216	11,633
Snap-on, Inc. (Machinery)	23	7,808
Solventum Corp.* (Health Care Equipment & Supplies)	60	3,964
Southwest Airlines Co. (Passenger Airlines)	262	8,808
Stanley Black & Decker, Inc. (Machinery)	67	5,379
Starbucks Corp. (Hotels, Restaurants & Leisure)	495	45,169
State Street Corp. (Capital Markets)	128	12,563
Steel Dynamics, Inc. (Metals & Mining)	62	7,072
STERIS PLC (Health Care Equipment & Supplies)	43	8,839
Stryker Corp. (Health Care Equipment & Supplies)	150	54,008
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	220	6,706
Synchrony Financial (Consumer Finance)	170	11,050
Synopsys, Inc.* (Software)	67	32,519
Sysco Corp. (Consumer Staples Distribution & Retail)	214	16,362
T. Rowe Price Group, Inc. (Capital Markets)	97	10,970
Take-Two Interactive Software, Inc.* (Entertainment)	71	13,070
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	102	6,664
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	95	16,958
Target Corp. (Consumer Staples Distribution & Retail)	201	27,171
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	131	18,729
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	20	9,283
Teleflex, Inc. (Health Care Equipment & Supplies)	20	3,560
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	71	8,940
Tesla, Inc.* (Automobiles)	1,219	492,280
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	398	74,629
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)	8	8,848
Textron, Inc. (Aerospace & Defense)	81	6,196
The AES Corp. (Independent Power/Renewable Electricity Producers)	310	3,990
The Bank of New York Mellon Corp. (Capital Markets)	317	24,355
The Boeing Co.* (Aerospace & Defense)	326	57,703
The Charles Schwab Corp. (Capital Markets)	653	48,329
The Cigna Group (Health Care Providers & Services)	121	33,413
The Clorox Co. (Household Products)	54	8,770
The Coca-Cola Co. (Beverages)	1,692	105,345
The Cooper Cos., Inc.* (Health Care Equipment & Supplies)	87	7,998

See accompanying notes to financial statements.

122 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
The Estee Lauder Cos., Inc. (Personal Care Products)	102	$7,648
The Goldman Sachs Group, Inc. (Capital Markets)	137	78,450
The Hartford Financial Services Group, Inc. (Insurance)	127	13,894
The Hershey Co. (Food Products)	64	10,838
The Home Depot, Inc. (Specialty Retail)	434	168,821
The Interpublic Group of Cos., Inc. (Media)	163	4,567
The J.M. Smucker Co. (Food Products)	46	5,066
The Kraft Heinz Co. (Food Products)	385	11,823
The Kroger Co. (Consumer Staples Distribution & Retail)	291	17,795
The Mosaic Co. (Chemicals)	139	3,417
The Procter & Gamble Co. (Household Products)	1,028	172,344
The Progressive Corp. (Insurance)	256	61,339
The Sherwin-Williams Co. (Chemicals)	101	34,333
The Southern Co. (Electric Utilities)	478	39,349
The TJX Cos., Inc. (Specialty Retail)	492	59,439
The Travelers Cos., Inc. (Insurance)	99	23,848
The Walt Disney Co. (Entertainment)	791	88,078
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	532	28,792
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	167	86,879
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	213	47,015
Tractor Supply Co. (Specialty Retail)	233	12,363
Trane Technologies PLC (Building Products)	98	36,195
TransDigm Group, Inc. (Aerospace & Defense)	25	31,682
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	107	7,561
Truist Financial Corp. (Banks)	579	25,117
Tyler Technologies, Inc.* (Software)	19	10,956
Tyson Foods, Inc.—Class A (Food Products)	125	7,180
U.S. Bancorp (Banks)	681	32,572
Uber Technologies, Inc.* (Ground Transportation)	919	55,434
UDR, Inc. (Residential REITs)	131	5,687
Ulta Beauty, Inc.* (Specialty Retail)	21	9,134
Union Pacific Corp. (Ground Transportation)	265	60,431
United Airlines Holdings, Inc.* (Passenger Airlines)	144	13,982
United Parcel Service, Inc.—Class B (Air Freight & Logistics)	319	40,226
United Rentals, Inc. (Trading Companies & Distributors)	29	20,428
UnitedHealth Group, Inc. (Health Care Providers & Services)	402	203,355
Universal Health Services, Inc.—Class B (Health Care Providers & Services)	26	4,665
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	138	16,917
Ventas, Inc. (Health Care REITs)	183	10,777
Veralto Corp. (Commercial Services & Supplies)	108	11,000
VeriSign, Inc.* (IT Services)	36	7,451
Verisk Analytics, Inc. (Professional Services)	62	17,077
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,838	73,501
Vertex Pharmaceuticals, Inc.* (Biotechnology)	112	45,102

Common Stocks, continued

	Shares	Value
Viatris, Inc. (Pharmaceuticals)	521	$6,486
VICI Properties, Inc. (Specialized REITs)	460	13,437
Visa, Inc.—Class A (Financial Services)	754	238,294
Vistra Corp. (Independent Power/Renewable Electricity Producers)	149	20,542
Vulcan Materials Co. (Construction Materials)	58	14,919
W.R. Berkley Corp. (Insurance)	131	7,666
W.W. Grainger, Inc. (Trading Companies & Distributors)	19	20,027
Wabtec Corp. (Machinery)	75	14,219
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	313	2,920
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,895	171,213
Warner Bros. Discovery, Inc.* (Entertainment)	974	10,295
Waste Management, Inc. (Commercial Services & Supplies)	159	32,085
Waters Corp.* (Life Sciences Tools & Services)	26	9,645
WEC Energy Group, Inc. (Multi-Utilities)	138	12,978
Wells Fargo & Co. (Banks)	1,453	102,059
Welltower, Inc. (Health Care REITs)	258	32,516
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	32	10,482
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	151	9,004
Weyerhaeuser Co. (Specialized REITs)	317	8,924
Willis Towers Watson PLC (Insurance)	44	13,783
Workday, Inc.*—Class A (Software)	93	23,997
Wynn Resorts, Ltd. (Hotels, Restaurants & Leisure)	40	3,446
Xcel Energy, Inc. (Electric Utilities)	251	16,948
Xylem, Inc. (Machinery)	106	12,298
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	122	16,368
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	23	8,883
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	87	9,190
Zoetis, Inc. (Pharmaceuticals)	197	32,097
TOTAL COMMON STOCKS (Cost $11,125,425)		21,737,058

Repurchase Agreements(b)(c) (36.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $12,175,883	$12,173,000	$12,173,000
TOTAL REPURCHASE AGREEMENTS (Cost $12,173,000)		12,173,000
TOTAL INVESTMENT SECURITIES (Cost $23,298,425)—101.4%		33,910,058
Net other assets (liabilities)—(1.4)%		(469,286)
NET ASSETS—100.0%		$33,440,772

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraBull :: 123

*  Non-income producing security.

(a)  Number of shares is less than 0.50

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $5,234,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	3/24/25	$3,561,450	$(134,700)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	1/27/25	5.08%	$16,712,652	$(242,894)
SPDR S&P 500 ETF	Goldman Sachs International	1/27/25	4.99%	8,680,295	(105,371)
				$25,392,947	$(348,265)
S&P 500	UBS AG	1/27/25	5.13%	$11,333,901	$(177,362)
SPDR S&P 500 ETF	UBS AG	1/27/25	5.13%	4,919,512	(77,809)
				$16,253,413	$(255,171)
				$41,646,360	$(603,436)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

124 :: ProFund VP UltraBull :: Schedule of Portfolio Investments :: December 31, 2024

ProFund VP UltraBull invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$324,494	1.0%
Air Freight & Logistics	79,926	0.2%
Automobile Components	9,249	NM
Automobiles	534,720	1.6%
Banks	735,334	2.2%
Beverages	250,705	0.7%
Biotechnology	347,151	1.0%
Broadline Retail	909,156	2.7%
Building Products	115,102	0.3%
Capital Markets	686,670	2.1%
Chemicals	273,392	0.8%
Commercial Services & Supplies	116,076	0.4%
Communications Equipment	198,317	0.6%
Construction & Engineering	20,227	0.1%
Construction Materials	28,865	0.1%
Consumer Finance	132,005	0.4%
Consumer Staples Distribution & Retail	426,175	1.3%
Containers & Packaging	48,249	0.1%
Distributors	17,071	0.1%
Diversified Telecommunication Services	144,817	0.4%
Electric Utilities	325,983	1.0%
Electrical Equipment	173,620	0.5%
Electronic Equipment, Instruments & Components	126,306	0.4%
Energy Equipment & Services	51,752	0.2%
Entertainment	302,141	0.9%
Financial Services	946,993	2.8%
Food Products	135,885	0.4%
Gas Utilities	9,470	NM
Ground Transportation	186,709	0.6%
Health Care Equipment & Supplies	490,580	1.5%
Health Care Providers & Services	445,186	1.3%
Health Care REITs	49,475	0.2%
Hotel & Resort REITs	5,344	NM
Hotels, Restaurants & Leisure	421,802	1.3%
Household Durables	66,479	0.2%
Household Products	243,905	0.7%
Independent Power/Renewable Electricity Producers	24,532	0.1%
Industrial Conglomerates	173,601	0.5%
Industrial REITs	42,703	0.1%
	Value	% of Net Assets
Insurance	$449,463	1.3%
Interactive Media & Services	1,439,642	4.3%
IT Services	249,581	0.8%
Leisure Products	3,187	NM
Life Sciences Tools & Services	229,000	0.7%
Machinery	347,089	1.0%
Media	104,922	0.3%
Metals & Mining	61,468	0.2%
Multi-Utilities	135,235	0.4%
Office REITs	11,318	NM
Oil, Gas & Consumable Fuels	636,053	1.9%
Passenger Airlines	39,731	0.1%
Personal Care Products	25,518	0.1%
Pharmaceuticals	681,664	2.1%
Professional Services	138,993	0.4%
Real Estate Management & Development	30,014	0.1%
Residential REITs	59,307	0.2%
Retail REITs	59,310	0.2%
Semiconductors & Semiconductor Equipment	2,493,759	7.4%
Software	2,279,191	6.8%
Specialized REITs	198,345	0.6%
Specialty Retail	397,809	1.2%
Technology Hardware, Storage & Peripherals	1,727,537	5.1%
Textiles, Apparel & Luxury Goods	82,312	0.2%
Tobacco	120,412	0.4%
Trading Companies & Distributors	58,433	0.2%
Water Utilities	10,582	NM
Wireless Telecommunication Services	47,016	0.2%
Other**	11,703,714	35.0%
Total	$33,440,772	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Ultra Mid-Cap :: 125

Common Stocks (70.0%)

	Shares	Value
AAON, Inc. (Building Products)	173	$20,359
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	131	19,581
Acadia Healthcare Company, Inc.* (Health Care Providers & Services)	238	9,437
Acuity Brands, Inc. (Electrical Equipment)	78	22,786
Advanced Drainage Systems, Inc. (Building Products)	181	20,924
AECOM (Construction & Engineering)	343	36,639
Affiliated Managers Group, Inc. (Capital Markets)	77	14,239
AGCO Corp. (Machinery)	159	14,863
Agree Realty Corp. (Retail REITs)	264	18,599
Alcoa Corp. (Metals & Mining)	661	24,973
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	334	7,301
ALLETE, Inc. (Electric Utilities)	148	9,590
Ally Financial, Inc. (Consumer Finance)	702	25,279
Altair Engineering, Inc.*—Class A (Software)	153	16,694
Amedisys, Inc.* (Health Care Providers & Services)	84	7,626
American Airlines Group, Inc.* (Passenger Airlines)	1,682	29,317
American Financial Group, Inc. (Insurance)	185	25,332
American Homes 4 Rent—Class A (Residential REITs)	812	30,385
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	290	7,450
Annaly Capital Management, Inc. (Mortgage REITs)	1,435	26,261
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	863	13,023
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	749	26,252
Appfolio, Inc.*—Class A (Software)	59	14,556
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	98	23,468
AptarGroup, Inc. (Containers & Packaging)	170	26,708
Aramark (Hotels, Restaurants & Leisure)	674	25,147
Arcadium Lithium PLC* (Chemicals)	2,754	14,128
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	135	15,271
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	318	5,978
ASGN, Inc.* (IT Services)	113	9,417
Ashland, Inc. (Chemicals)	125	8,933
Aspen Technology, Inc.* (Software)	68	16,975
Associated Banc-Corp. (Banks)	412	9,847
Autoliv, Inc. (Automobile Components)	185	17,351
AutoNation, Inc.* (Specialty Retail)	67	11,379
Avantor, Inc.* (Life Sciences Tools & Services)	1,743	36,725
Avient Corp. (Chemicals)	234	9,561
Avis Budget Group, Inc.* (Ground Transportation)	43	3,466
Avnet, Inc. (Electronic Equipment, Instruments & Components)	223	11,667
Axalta Coating Systems, Ltd.* (Chemicals)	558	19,095
Bank OZK (Banks)	270	12,023
Belden, Inc. (Electronic Equipment, Instruments & Components)	103	11,599

Common Stocks, continued

	Shares	Value
BellRing Brands, Inc.* (Personal Care Products)	331	$24,937
Berry Global Group, Inc. (Containers & Packaging)	293	18,948
BILL Holdings, Inc.* (Software)	244	20,669
BioMarin Pharmaceutical, Inc.* (Biotechnology)	488	32,076
Bio-Rad Laboratories, Inc.*—Class A (Life Sciences Tools & Services)	49	16,097
BJ's Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	339	30,290
Black Hills Corp. (Multi-Utilities)	183	10,709
Blackbaud, Inc. (Software)	100	7,392
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	170	12,332
Brighthouse Financial, Inc.* (Insurance)	152	7,302
Brixmor Property Group, Inc. (Retail REITs)	773	21,520
Bruker Corp. (Life Sciences Tools & Services)	283	16,589
Brunswick Corp. (Leisure Products)	169	10,931
Burlington Stores, Inc.* (Specialty Retail)	161	45,895
BWX Technologies, Inc. (Aerospace & Defense)	234	26,065
Cabot Corp. (Chemicals)	140	12,783
CACI International, Inc.*—Class A (Professional Services)	57	23,032
Cadence Bank (Banks)	468	16,123
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	302	6,360
Carlisle Cos., Inc. (Building Products)	116	42,785
Carpenter Technology Corp. (Metals & Mining)	128	21,723
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)	95	37,642
Celsius Holdings, Inc.* (Beverages)	403	10,615
ChampionX Corp. (Energy Equipment & Services)	488	13,269
Chart Industries, Inc.* (Machinery)	108	20,611
Chemed Corp. (Health Care Providers & Services)	38	20,132
Chewy, Inc.*—Class A (Specialty Retail)	422	14,133
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	57	8,093
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	157	18,356
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	188	25,106
Ciena Corp.* (Communications Equipment)	370	31,380
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	136	13,543
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	227	10,412
Clean Harbors, Inc.* (Commercial Services & Supplies)	130	29,918
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,239	11,647
CNH Industrial N.V. (Machinery)	2,238	25,357
CNO Financial Group, Inc. (Insurance)	264	9,823
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	382	14,008
Coca-Cola Consolidated, Inc. (Beverages)	15	18,899
Cognex Corp. (Electronic Equipment, Instruments & Components)	439	15,743
Coherent Corp.* (Electronic Equipment, Instruments & Components)	396	37,513

See accompanying notes to financial statements.

126 :: ProFund VP Ultra Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Columbia Banking System, Inc. (Banks)	536	$14,477
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	82	6,882
Comerica, Inc. (Banks)	337	20,843
Comfort Systems USA, Inc. (Construction & Engineering)	91	38,590
Commerce Bancshares, Inc. (Banks)	314	19,565
Commercial Metals Co. (Metals & Mining)	292	14,483
CommVault Systems, Inc.* (Software)	112	16,902
Concentrix Corp. (Professional Services)	119	5,149
COPT Defense Properties (Office REITs)	288	8,914
Core & Main, Inc.*—Class A (Trading Companies & Distributors)	493	25,099
Coty, Inc.—Class A (Personal Care Products)	935	6,508
Cousins Properties, Inc. (Office REITs)	429	13,145
Crane Co. (Machinery)	125	18,969
Crane NXT Co. (Electronic Equipment, Instruments & Components)	126	7,336
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	149	16,320
Crown Holdings, Inc. (Containers & Packaging)	303	25,055
CubeSmart (Specialized REITs)	579	24,810
Cullen/Frost Bankers, Inc. (Banks)	164	22,017
Curtiss-Wright Corp. (Aerospace & Defense)	97	34,423
Cytokinetics, Inc.* (Biotechnology)	302	14,206
Darling Ingredients, Inc.* (Food Products)	407	13,712
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	509	9,661
Dick's Sporting Goods, Inc. (Specialty Retail)	148	33,868
DocuSign, Inc.* (Software)	520	46,769
Dolby Laboratories, Inc.*—Class A (Software)	153	11,949
Donaldson Co., Inc. (Machinery)	307	20,676
Doximity, Inc.*—Class A (Health Care Technology)	328	17,512
Dropbox, Inc.*—Class A (Software)	570	17,123
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	249	24,758
Duolingo, Inc.* (Diversified Consumer Services)	97	31,451
Dynatrace, Inc.* (Software)	764	41,523
Eagle Materials, Inc. (Construction Materials)	86	21,221
East West Bancorp, Inc. (Banks)	355	33,994
EastGroup Properties, Inc. (Industrial REITs)	127	20,382
elf Beauty, Inc.* (Personal Care Products)	144	18,079
EMCOR Group, Inc. (Construction & Engineering)	118	53,561
Encompass Health Corp. (Health Care Providers & Services)	258	23,826
EnerSys (Electrical Equipment)	102	9,428
Enovis Corp.* (Health Care Equipment & Supplies)	143	6,275
Envista Holdings Corp.* (Health Care Equipment & Supplies)	441	8,507
EPR Properties (Specialized REITs)	194	8,590
Equitable Holdings, Inc. (Financial Services)	802	37,830
Equity LifeStyle Properties, Inc. (Residential REITs)	489	32,567
Esab Corp. (Machinery)	145	17,391
Essent Group, Ltd. (Financial Services)	272	14,808
Essential Utilities, Inc. (Water Utilities)	647	23,499
Euronet Worldwide, Inc.* (Financial Services)	106	10,901
Evercore Partners, Inc. (Capital Markets)	91	25,224

Common Stocks, continued

	Shares	Value
Exelixis, Inc.* (Biotechnology)	731	$24,342
ExlService Holdings, Inc.* (Professional Services)	412	18,285
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	538	53,559
Exponent, Inc. (Professional Services)	130	11,583
F.N.B. Corp. (Banks)	921	13,612
Fabrinet* (Electronic Equipment, Instruments & Components)	93	20,449
Federated Hermes, Inc. (Capital Markets)	199	8,181
Fidelity National Financial, Inc. (Insurance)	666	37,390
First American Financial Corp. (Insurance)	264	16,484
First Financial Bankshares, Inc. (Banks)	329	11,860
First Horizon Corp. (Banks)	1,357	27,330
First Industrial Realty Trust, Inc. (Industrial REITs)	339	16,994
FirstCash Holdings, Inc. (Consumer Finance)	100	10,360
Five Below, Inc.* (Specialty Retail)	141	14,799
Flex Ltd.* (Electronic Equipment, Instruments & Components)	993	38,120
Floor & Decor Holdings, Inc.*—Class A (Specialty Retail)	275	27,418
Flowers Foods, Inc. (Food Products)	501	10,351
Flowserve Corp. (Machinery)	336	19,327
Fluor Corp. (Construction & Engineering)	439	21,651
Fortune Brands Innovations, Inc. (Building Products)	318	21,729
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	567	19,675
FTI Consulting, Inc.* (Professional Services)	90	17,202
GameStop Corp.—Class A (Specialty Retail)	1,040	32,594
Gaming and Leisure Properties, Inc. (Specialized REITs)	703	33,856
GATX Corp. (Trading Companies & Distributors)	91	14,101
Genpact, Ltd. (Professional Services)	415	17,824
Gentex Corp. (Automobile Components)	582	16,721
Glacier Bancorp, Inc. (Banks)	290	14,564
Globus Medical, Inc.*—Class A (Health Care Equipment & Supplies)	291	24,068
Graco, Inc. (Machinery)	432	36,412
Graham Holdings Co.—Class B (Diversified Consumer Services)	9	7,847
Grand Canyon Education, Inc.* (Diversified Consumer Services)	74	12,121
Graphic Packaging Holding Co. (Containers & Packaging)	768	20,859
Greif, Inc.—Class A (Containers & Packaging)	66	4,034
GXO Logistics, Inc.* (Air Freight & Logistics)	306	13,311
H&R Block, Inc. (Diversified Consumer Services)	351	18,547
Haemonetics Corp.* (Health Care Equipment & Supplies)	129	10,072
Halozyme Therapeutics, Inc.* (Biotechnology)	326	15,586
Hamilton Lane, Inc.—Class A (Capital Markets)	107	15,841
Hancock Whitney Corp. (Banks)	220	12,038
Harley-Davidson, Inc. (Automobiles)	293	8,828
Healthcare Realty Trust, Inc. (Health Care REITs)	907	15,374
HealthEquity, Inc.* (Health Care Providers & Services)	224	21,493
Hexcel Corp. (Aerospace & Defense)	207	12,979

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Ultra Mid-Cap :: 127

Common Stocks, continued

	Shares	Value
HF Sinaclair Corp. (Oil, Gas & Consumable Fuels)	409	$14,335
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	159	6,193
Home BancShares, Inc. (Banks)	473	13,386
Houlihan Lokey, Inc. (Capital Markets)	137	23,791
Hyatt Hotels Corp.—Class A (Hotels, Restaurants & Leisure)	108	16,954
IDACORP, Inc. (Electric Utilities)	136	14,862
Illumina, Inc.* (Life Sciences Tools & Services)	406	54,254
Independence Realty Trust, Inc. (Residential REITs)	575	11,408
Ingredion, Inc. (Food Products)	167	22,972
Insperity, Inc. (Professional Services)	91	7,053
Interactive Brokers Group, Inc.—Class A (Capital Markets)	279	49,292
International Bancshares Corp. (Banks)	137	8,653
IPG Photonics Corp.* (Electronic Equipment, Instruments & Components)	69	5,018
Iridium Communications, Inc. (Diversified Telecommunication Services)	291	8,445
ITT, Inc. (Machinery)	209	29,862
Janus Henderson Group PLC (Capital Markets)	326	13,865
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	155	19,088
Jefferies Financial Group, Inc. (Capital Markets)	416	32,614
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	121	30,630
KB Home (Household Durables)	180	11,830
KBR, Inc. (Professional Services)	341	19,754
Kemper Corp. (Insurance)	154	10,232
Kilroy Realty Corp. (Office REITs)	272	11,002
Kinsale Capital Group, Inc. (Insurance)	57	26,512
Kirby Corp.* (Marine Transportation)	147	15,553
Kite Realty Group Trust (Retail REITs)	562	14,185
Knife River Corp. (Construction Materials)	145	14,738
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	414	21,959
Kyndryl Holdings, Inc.* (IT Services)	595	20,587
Lamar Advertising Co.—Class A (Specialized REITs)	225	27,392
Lancaster Colony Corp. (Food Products)	49	8,484
Landstar System, Inc. (Ground Transportation)	90	15,467
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	178	15,924
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	353	19,997
Lear Corp. (Automobile Components)	139	13,163
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	226	19,522
Lincoln Electric Holdings, Inc. (Machinery)	144	26,996
Lithia Motors, Inc. (Specialty Retail)	68	24,305
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	64	15,082
LivaNova PLC* (Health Care Equipment & Supplies)	139	6,437
Louisiana-Pacific Corp. (Paper & Forest Products)	160	16,568
Lumentum Holdings, Inc.* (Communications Equipment)	176	14,775

Common Stocks, continued

	Shares	Value
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	148	$19,227
Macy's, Inc. (Broadline Retail)	710	12,020
Manhattan Associates, Inc.* (Software)	156	42,157
ManpowerGroup, Inc. (Professional Services)	120	6,926
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	82	7,364
Masimo Corp.* (Health Care Equipment & Supplies)	114	18,844
MasTec, Inc.* (Construction & Engineering)	158	21,510
Matador Resources Co. (Oil, Gas & Consumable Fuels)	297	16,709
Mattel, Inc.* (Leisure Products)	863	15,301
Maximus, Inc. (Professional Services)	154	11,496
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	65	21,595
MGIC Investment Corp. (Financial Services)	649	15,388
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	172	17,955
Morningstar, Inc. (Capital Markets)	69	23,236
MSA Safety, Inc. (Commercial Services & Supplies)	101	16,743
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	115	8,589
Mueller Industries, Inc. (Machinery)	291	23,094
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	351	10,621
Murphy USA, Inc. (Specialty Retail)	47	23,582
National Fuel Gas Co. (Gas Utilities)	234	14,199
National Retail Properties, Inc. (Retail REITs)	480	19,608
National Storage Affiliates Trust (Specialized REITs)	180	6,824
Neogen Corp.* (Health Care Equipment & Supplies)	505	6,131
Neurocrine Biosciences, Inc.* (Biotechnology)	259	35,354
New Jersey Resources Corp. (Gas Utilities)	254	11,849
New York Community Bancorp, Inc. (Banks)	776	7,240
NewMarket Corp. (Chemicals)	20	10,567
Nexstar Media Group, Inc. (Media)	75	11,848
NEXTracker, Inc.*—Class A (Electrical Equipment)	368	13,443
Nordstrom, Inc. (Broadline Retail)	248	5,989
NorthWestern Energy Group, Inc. (Multi-Utilities)	157	8,393
NOV, Inc. (Energy Equipment & Services)	996	14,542
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	92	14,055
nVent Electric PLC (Electrical Equipment)	422	28,764
OGE Energy Corp. (Electric Utilities)	514	21,204
Old National Bancorp (Banks)	817	17,733
Old Republic International Corp. (Insurance)	597	21,605
Olin Corp. (Chemicals)	299	10,106
Ollie's Bargain Outlet Holdings, Inc.* (Broadline Retail)	157	17,228
Omega Healthcare Investors, Inc. (Health Care REITs)	691	26,154
ONE Gas, Inc. (Gas Utilities)	145	10,041
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	126	21,001

See accompanying notes to financial statements.

128 :: ProFund VP Ultra Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Option Care Health, Inc.* (Health Care Providers & Services)	436	$10,115
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	138	9,345
Oshkosh Corp. (Machinery)	167	15,877
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	666	26,974
Owens Corning (Building Products)	220	37,470
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	528	7,429
Parsons Corp.* (Professional Services)	120	11,070
Paylocity Holding Corp.* (Professional Services)	111	22,141
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	251	6,664
Penske Automotive Group, Inc. (Specialty Retail)	48	7,317
Penumbra, Inc.* (Health Care Equipment & Supplies)	98	23,273
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	399	33,735
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	1,629	23,425
Perrigo Co. PLC (Pharmaceuticals)	349	8,973
Pilgrim's Pride Corp.* (Food Products)	103	4,675
Pinnacle Financial Partners, Inc. (Banks)	196	22,420
Planet Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	216	21,356
Polaris Industries, Inc. (Leisure Products)	134	7,721
Portland General Electric Co. (Electric Utilities)	270	11,777
Post Holdings, Inc.* (Food Products)	121	13,850
PotlatchDeltic Corp. (Specialized REITs)	184	7,222
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	146	9,008
Primerica, Inc. (Insurance)	85	23,071
Prosperity Bancshares, Inc. (Banks)	244	18,385
Pure Storage, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	797	48,960
PVH Corp. (Textiles, Apparel & Luxury Goods)	143	15,122
Qualys, Inc.* (Software)	94	13,181
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	273	14,431
Range Resources Corp. (Oil, Gas & Consumable Fuels)	618	22,236
Rayonier, Inc. (Specialized REITs)	343	8,952
Rb Global, Inc. (Commercial Services & Supplies)	472	42,580
RBC Bearings, Inc.* (Machinery)	80	23,931
Regal Rexnord Corp. (Electrical Equipment)	170	26,372
Reinsurance Group of America, Inc. (Insurance)	169	36,103
Reliance Steel & Aluminum Co. (Metals & Mining)	139	37,426
RenaissanceRe Holdings, Ltd. (Insurance)	133	33,092
Repligen Corp.* (Life Sciences Tools & Services)	133	19,144
Rexford Industrial Realty, Inc. (Industrial REITs)	568	21,959
RH* (Specialty Retail)	38	14,956
RLI Corp. (Insurance)	107	17,637
Roivant Sciences, Ltd.* (Biotechnology)	1,100	13,013
Royal Gold, Inc. (Metals & Mining)	168	22,151
RPM International, Inc. (Chemicals)	330	40,610
Ryan Specialty Holdings, Inc. (Insurance)	272	17,452
Ryder System, Inc. (Ground Transportation)	108	16,941

Common Stocks, continued

	Shares	Value
Sabra Health Care REIT, Inc. (Health Care REITs)	606	$10,496
Saia, Inc.* (Ground Transportation)	68	30,990
Sarepta Therapeutics, Inc.* (Biotechnology)	245	29,790
Science Applications International Corp. (Professional Services)	127	14,196
SEI Investments Co. (Capital Markets)	251	20,702
Selective Insurance Group, Inc. (Insurance)	156	14,589
Sensata Technologies Holding PLC (Electrical Equipment)	383	10,494
Service Corp. International (Diversified Consumer Services)	370	29,533
Shift4 Payments, Inc.*—Class A (Financial Services)	176	18,265
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	83	10,310
Siligan Holdings, Inc. (Containers & Packaging)	208	10,826
Simpson Manufacturing Co., Inc. (Building Products)	108	17,910
Skechers U.S.A., Inc.*—Class A (Textiles, Apparel & Luxury Goods)	337	22,660
SLM Corp. (Consumer Finance)	544	15,004
Sonoco Products Co. (Containers & Packaging)	252	12,310
Sotera Health Co.* (Life Sciences Tools & Services)	392	5,363
SouthState Corp. (Banks)	195	19,399
Southwest Gas Holdings, Inc. (Gas Utilities)	154	10,889
Spire, Inc. (Gas Utilities)	148	10,039
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	256	32,530
STAG Industrial, Inc. (Industrial REITs)	467	15,794
Starwood Property Trust, Inc. (Mortgage REITs)	820	15,539
Stifel Financial Corp. (Capital Markets)	262	27,793
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	103	7,861
Synovus Financial Corp. (Banks)	363	18,596
Taylor Morrison Home Corp.* (Household Durables)	265	16,221
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	194	22,752
Tempur Sealy International, Inc. (Household Durables)	445	25,227
Tenet Healthcare Corp.* (Health Care Providers & Services)	243	30,674
Teradata Corp.* (Software)	245	7,632
Terex Corp. (Machinery)	171	7,904
Tetra Tech, Inc. (Commercial Services & Supplies)	685	27,290
Texas Capital Bancshares, Inc.* (Banks)	118	9,228
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	171	30,853
The Boston Beer Co., Inc.*—Class A (Beverages)	22	6,600
The Brink's Co. (Commercial Services & Supplies)	112	10,390
The Carlyle Group, Inc. (Capital Markets)	540	27,265
The Chemours Co. (Chemicals)	383	6,473
The Ensign Group, Inc. (Health Care Providers & Services)	146	19,398
The Gap, Inc. (Specialty Retail)	568	13,422
See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Ultra Mid-Cap :: 129

Common Stocks, continued

	Shares	Value
The Goodyear Tire & Rubber Co. (Automobile Components)	729	$6,561
The Hanover Insurance Group, Inc. (Insurance)	92	14,229
The Middleby Corp.* (Machinery)	138	18,692
The New York Times Co.—Class A (Media)	418	21,757
The Scotts Miracle-Gro Co. (Chemicals)	109	7,231
The Timken Co. (Machinery)	163	11,633
The Toro Co. (Machinery)	263	21,066
The Wendy's Co. (Hotels, Restaurants & Leisure)	438	7,139
The Western Union Co. (Financial Services)	865	9,169
Thor Industries, Inc. (Automobiles)	136	13,017
TKO Group Holdings, Inc.* (Entertainment)	170	24,158
Toll Brothers, Inc. (Household Durables)	259	32,620
TopBuild Corp.* (Household Durables)	75	23,351
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	175	8,829
Trex Co., Inc.* (Building Products)	274	18,914
TXNM Energy, Inc. (Electric Utilities)	231	11,358
UFP Industries, Inc. (Building Products)	155	17,461
UGI Corp. (Gas Utilities)	550	15,528
UMB Financial Corp. (Banks)	114	12,866
Under Armour, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	483	3,999
Under Armour, Inc.*—Class C (Textiles, Apparel & Luxury Goods)	332	2,477
United Bankshares, Inc. (Banks)	345	12,955
United States Steel Corp. (Metals & Mining)	576	19,578
United Therapeutics Corp.* (Biotechnology)	114	40,224
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	113	16,521
Unum Group (Insurance)	430	31,403
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	596	40,207
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	96	17,995
Valaris, Ltd.* (Energy Equipment & Services)	168	7,432
Valley National Bancorp (Banks)	1,216	11,017
Valmont Industries, Inc. (Construction & Engineering)	51	15,640
Valvoline, Inc. (Specialty Retail)	330	11,939
Viper Energy, Inc. (Oil & Gas Producers)	264	12,954
Visteon Corp.* (Automobile Components)	71	6,299
Vontier Corp. (Electronic Equipment, Instruments & Components)	385	14,041
Vornado Realty Trust (Office REITs)	425	17,867
Voya Financial, Inc. (Financial Services)	246	16,932
Warner Music Group Corp.—Class A (Entertainment)	363	11,253
Watsco, Inc. (Trading Companies & Distributors)	89	42,177
Watts Water Technologies, Inc.—Class A (Machinery)	70	14,231
Weatherford International PLC* (Energy Equipment & Services)	186	13,323
Webster Financial Corp. (Banks)	439	24,242
WESCO International, Inc. (Trading Companies & Distributors)	114	20,629
Western Alliance Bancorp (Banks)	279	23,308
Westlake Corp. (Chemicals)	86	9,860
WEX, Inc.* (Financial Services)	102	17,883
Whirlpool Corp. (Household Durables)	141	16,142

Common Stocks, continued

	Shares	Value
Williams-Sonoma, Inc. (Specialty Retail)	323	$59,813
Wingstop, Inc. (Hotels, Restaurants & Leisure)	75	21,315
Wintrust Financial Corp. (Banks)	170	21,201
Woodward, Inc. (Aerospace & Defense)	153	25,462
WP Carey, Inc. (Equity REIT–Diversified)	560	30,509
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	199	20,057
XPO, Inc.* (Ground Transportation)	298	39,082
YETI Holdings, Inc.* (Leisure Products)	217	8,357
Zions Bancorp N.A. (Banks)	378	20,507
ZoomInfo Technologies, Inc.* (Interactive Media & Services)	694	7,294
TOTAL COMMON STOCKS (Cost $4,289,199)		7,453,338

Repurchase Agreements(a)(b) (30.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $3,208,760	$3,208,000	$3,208,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,208,000)		3,208,000
TOTAL INVESTMENT SECURITIES (Cost $7,497,199)—100.1%		10,661,338
Net other assets (liabilities)—(0.1)%		(15,156)
NET ASSETS—100.0%		$10,646,182

*  Non-income producing security.

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $1,749,000.

REIT  Real Estate Investment Trust

See accompanying notes to financial statements.

130 :: ProFund VP Ultra Mid-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
E-mini S&P MidCap 400 Futures Contracts	4	3/24/25	$1,258,680	$(81,787)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	1/27/25	4.98%	$4,917,509	$(25,007)
SPDR S&P MidCap 400 ETF	Goldman Sachs International	1/27/25	4.75%	2,449,431	(12,692)
				$7,366,940	$(37,699)
S&P MidCap 400	UBS AG	1/27/25	5.13%	$4,068,145	$(23,446)
SPDR S&P MidCap 400 ETF	UBS AG	1/27/25	5.13%	1,167,752	(6,100)
				$5,235,897	$(29,546)
				$12,602,837	$(67,245)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP Ultra Mid-Cap :: 131

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$98,929	0.9%
Air Freight & Logistics	13,311	0.1%
Automobile Components	60,095	0.6%
Automobiles	21,845	0.2%
Banks	489,430	4.6%
Beverages	36,115	0.3%
Biotechnology	210,569	2.0%
Broadline Retail	35,237	0.3%
Building Products	197,552	1.9%
Capital Markets	282,043	2.7%
Chemicals	149,347	1.4%
Commercial Services & Supplies	126,921	1.2%
Communications Equipment	46,155	0.4%
Construction & Engineering	187,591	1.8%
Construction Materials	35,959	0.3%
Consumer Finance	50,643	0.5%
Consumer Staples Distribution & Retail	174,403	1.6%
Containers & Packaging	118,740	1.1%
Diversified Consumer Services	99,499	1.0%
Diversified Telecommunication Services	28,120	0.3%
Electric Utilities	68,791	0.6%
Electrical Equipment	111,287	1.0%
Electronic Equipment, Instruments & Components	228,646	2.1%
Energy Equipment & Services	48,566	0.5%
Entertainment	35,412	0.3%
Equity REIT–Diversified	30,509	0.3%
Financial Services	141,176	1.3%
Food Products	74,044	0.7%
Gas Utilities	72,544	0.7%
Ground Transportation	127,905	1.2%
Health Care Equipment & Supplies	129,192	1.2%
Health Care Providers & Services	142,701	1.3%
Health Care REITs	52,024	0.5%
Health Care Technology	17,512	0.2%
Hotel & Resort REITs	7,429	NM
Hotels, Restaurants & Leisure	248,255	2.3%
Household Durables	125,391	1.2%
Independent Power/Renewable Electricity Producers	9,345	0.1%
Industrial REITs	75,129	0.7%
Insurance	342,255	3.2%
Interactive Media & Services	7,294	0.1%
	Value	% of Net Assets
IT Services	$30,004	0.3%
Leisure Products	42,310	0.4%
Life Sciences Tools & Services	169,767	1.6%
Machinery	366,893	3.5%
Marine Transportation	15,552	0.1%
Media	33,604	0.3%
Metals & Mining	151,981	1.4%
Mortgage REITs	41,800	0.4%
Multi-Utilities	19,103	0.2%
Office REITs	50,928	0.5%
Oil & Gas Producers	12,954	0.1%
Oil, Gas & Consumable Fuels	281,332	2.6%
Paper & Forest Products	16,568	0.2%
Passenger Airlines	29,317	0.3%
Personal Care Products	49,524	0.5%
Pharmaceuticals	28,061	0.3%
Professional Services	185,711	1.7%
Real Estate Management & Development	30,630	0.3%
Residential REITs	74,360	0.7%
Retail REITs	73,912	0.7%
Semiconductors & Semiconductor Equipment	164,605	1.5%
Software	273,522	2.6%
Specialized REITs	117,646	1.1%
Specialty Retail	355,001	3.3%
Technology Hardware, Storage & Peripherals	48,960	0.5%
Textiles, Apparel & Luxury Goods	73,820	0.7%
Trading Companies & Distributors	134,063	1.3%
Water Utilities	23,499	0.2%
Other**	3,192,844	30.0%
Total	$10,646,182	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

132 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (72.5%)

	Shares	Value
Adobe, Inc.* (Software)	4,968	$2,209,170
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	18,314	2,212,148
Airbnb, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,885	641,938
Alphabet, Inc.—Class A (Interactive Media & Services)	26,803	5,073,808
Alphabet, Inc.—Class C (Interactive Media & Services)	25,385	4,834,319
Amazon.com, Inc.* (Broadline Retail)	48,234	10,582,058
American Electric Power Co., Inc. (Electric Utilities)	6,010	554,302
Amgen, Inc. (Biotechnology)	6,066	1,581,042
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,601	1,189,988
ANSYS, Inc.* (Software)	987	332,945
Apple, Inc. (Technology Hardware, Storage & Peripherals)	69,339	17,363,872
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,304	1,513,110
AppLovin Corp*—Class A (Software)	3,371	1,091,631
ARM Holdings PLC*ADR (Semiconductors & Semiconductor Equipment)	1,445	178,255
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,001	693,773
AstraZeneca PLCADR (Pharmaceuticals)	6,572	430,597
Atlassian Corp.*—Class A (Software)	1,822	443,438
Autodesk, Inc.* (Software)	2,426	717,053
Automatic Data Processing, Inc. (Professional Services)	4,598	1,345,972
Axon Enterprise, Inc.* (Aerospace & Defense)	861	511,710
Baker Hughes Co. (Energy Equipment & Services)	11,167	458,070
Biogen, Inc.* (Biotechnology)	1,645	251,553
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	374	1,858,188
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	35,434	8,215,019
Cadence Design Systems, Inc.* (Software)	3,095	929,924
CDW Corp. (Electronic Equipment, Instruments & Components)	1,504	261,756
Charter Communications, Inc.*—Class A (Media)	1,605	550,146
Cintas Corp. (Commercial Services & Supplies)	4,551	831,468
Cisco Systems, Inc. (Communications Equipment)	44,948	2,660,922
Coca-Cola European Partners PLC (Beverages)	5,196	399,105
Cognizant Technology Solutions Corp.— Class A (IT Services)	5,596	430,332
Comcast Corp.—Class A (Media)	43,078	1,616,717
Constellation Energy Corp. (Electric Utilities)	3,530	789,696
Copart, Inc.* (Commercial Services & Supplies)	10,874	624,059
CoStar Group, Inc.* (Real Estate Management & Development)	4,627	331,247
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	5,000	4,581,350

Common Stocks, continued

	Shares	Value
Crowdstrike Holdings, Inc.*—Class A (Software)	2,639	$902,960
CSX Corp. (Ground Transportation)	21,763	702,292
Datadog, Inc.*—Class A (Software)	3,535	505,116
Dexcom, Inc.* (Health Care Equipment & Supplies)	4,408	342,810
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	3,295	539,820
DoorDash, Inc.*—Class A (Hotels, Restaurants & Leisure)	4,390	736,423
Electronic Arts, Inc. (Entertainment)	2,960	433,048
Exelon Corp. (Electric Utilities)	11,340	426,838
Fastenal Co. (Trading Companies & Distributors)	6,465	464,898
Fortinet, Inc.* (Software)	8,650	817,252
GE HealthCare Technologies, Inc. (Health Care Equipment & Supplies)	5,156	403,096
Gilead Sciences, Inc. (Biotechnology)	14,065	1,299,184
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	6,237	267,630
Honeywell International, Inc. (Industrial Conglomerates)	7,338	1,657,581
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	924	382,019
Intel Corp. (Semiconductors & Semiconductor Equipment)	48,675	975,934
Intuit, Inc. (Software)	3,159	1,985,432
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	4,020	2,098,279
Keurig Dr Pepper, Inc. (Beverages)	15,308	491,693
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,510	951,481
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	14,521	1,048,852
Linde PLC (Chemicals)	5,374	2,249,933
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	1,328	507,840
Marriott International, Inc.—Class A (Hotels, Restaurants & Leisure)	3,136	874,756
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,776	1,079,759
MercadoLibre, Inc.* (Broadline Retail)	572	972,652
Meta Platforms, Inc.—Class A (Interactive Media & Services)	10,000	5,855,100
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,060	347,541
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	12,573	1,058,144
Microsoft Corp. (Software)	34,105	14,375,257
MicroStrategy, Inc.*—Class A (Software)	2,065	598,065
Mondelez International, Inc.—Class A (Food Products)	15,091	901,385
MongoDB, Inc.* (IT Services)	834	194,164
Monster Beverage Corp.* (Beverages)	10,975	576,846
Netflix, Inc.* (Entertainment)	4,824	4,299,728
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	112,339	15,086,004
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,868	596,114

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraNasdaq-100 :: 133

Common Stocks, continued

	Shares	Value
Old Dominion Freight Line, Inc. (Ground Transportation)	2,409	$424,948
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,805	302,955
O'Reilly Automotive, Inc.* (Specialty Retail)	652	773,141
PACCAR, Inc. (Machinery)	5,917	615,486
Palantir Technologies, Inc.*—Class A (Software)	24,610	1,861,254
Palo Alto Networks, Inc.* (Software)	7,406	1,347,596
Paychex, Inc. (Professional Services)	4,062	569,574
PayPal Holdings, Inc.* (Financial Services)	11,314	965,650
PepsiCo, Inc. (Beverages)	15,484	2,354,497
Pinduoduo, Inc.*ADR (Broadline Retail)	7,538	731,111
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	12,538	1,926,088
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,220	869,043
Roper Technologies, Inc. (Software)	1,210	629,019
Ross Stores, Inc. (Specialty Retail)	3,744	566,355
Starbucks Corp. (Hotels, Restaurants & Leisure)	12,796	1,167,635
Synopsys, Inc.* (Software)	1,734	841,614
Take-Two Interactive Software, Inc.* (Entertainment)	1,982	364,847
Tesla, Inc.* (Automobiles)	16,639	6,719,494
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	10,295	1,930,415
The Kraft Heinz Co. (Food Products)	13,646	419,069
The Trade Desk, Inc.*—Class A (Media)	5,075	596,465
T-Mobile U.S., Inc. (Wireless Telecommunication Services)	13,097	2,890,901
Verisk Analytics, Inc. (Professional Services)	1,594	439,035
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,906	1,170,246
Warner Bros. Discovery, Inc.* (Entertainment)	27,685	292,630
Workday, Inc.*—Class A (Software)	2,404	620,304
Xcel Energy, Inc. (Electric Utilities)	6,481	437,597
Zscaler, Inc.* (Software)	1,732	312,470
TOTAL COMMON STOCKS (Cost $73,546,753)		177,436,046

Repurchase Agreements(b)(c) (28.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $70,406,668	$70,390,000	$70,390,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,390,000)		70,390,000

Collateral for Securities Loaned(d) (0.1%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	249,114	$249,114
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $249,114)		249,114
TOTAL INVESTMENT SECURITIES (Cost $144,185,867)—101.4%		248,075,160
Net other assets (liabilities)—(1.4)%		(3,525,519)
NET ASSETS—100.0%		$244,549,641

*  Non-income producing security.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $241,583.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $41,175,000.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

ADR  American Depositary Receipt

NYS  New York Shares

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME E-Mini Nasdaq-100 Index Futures Contracts	95	3/24/25	$40,330,350	$(1,432,377)

See accompanying notes to financial statements.

134 :: ProFund VP UltraNasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2024

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	UBS AG	1/27/25	5.13%	$47,619,629	$(1,083,135)
Nasdaq-100 Index	UBS AG	1/27/25	5.13%	83,187,181	(1,868,920)
				$130,806,810	$(2,952,055)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	1/27/25	4.88%	$36,634,858	$(832,240)
Nasdaq-100 Index	Goldman Sachs International	1/27/25	5.08%	103,716,071	(2,528,537)
				$140,350,929	$(3,360,777)
				$271,157,739	$(6,312,832)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$511,709	0.2%
Automobiles	6,719,494	2.7%
Beverages	3,822,141	1.6%
Biotechnology	5,171,068	2.1%
Broadline Retail	12,285,820	5.0%
Chemicals	2,249,933	0.9%
Commercial Services & Supplies	1,455,527	0.6%
Communications Equipment	2,660,922	1.1%
Consumer Staples Distribution & Retail	4,581,350	1.9%
Electric Utilities	2,208,433	0.9%
Electronic Equipment, Instruments & Components	261,756	0.1%
Energy Equipment & Services	458,070	0.2%
Entertainment	5,390,253	2.2%
Financial Services	965,650	0.4%
Food Products	1,320,454	0.5%
Ground Transportation	1,127,240	0.5%
Health Care Equipment & Supplies	3,226,204	1.3%
Hotels, Restaurants & Leisure	5,278,940	2.2%
Industrial Conglomerates	1,657,581	0.7%
Interactive Media & Services	15,763,227	6.5%
IT Services	624,496	0.2%
Machinery	615,486	0.2%
	Value	% of Net Assets
Media	$2,763,328	1.1%
Oil, Gas & Consumable Fuels	539,820	0.2%
Pharmaceuticals	430,597	0.2%
Professional Services	2,354,582	1.0%
Real Estate Management & Development	331,247	0.1%
Semiconductors & Semiconductor Equipment	39,573,209	16.1%
Software	30,520,501	12.5%
Specialty Retail	1,339,496	0.6%
Technology Hardware, Storage & Peripherals	17,363,872	7.1%
Textiles, Apparel & Luxury Goods	507,841	0.2%
Trading Companies & Distributors	464,898	0.2%
Wireless Telecommunication Services	2,890,901	1.2%
Other**	67,113,595	27.5%
Total	$244,549,641	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraShort Dow 30 :: 135

Repurchase Agreements(a) (74.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%, dated 12/31/24, due 1/2/25, total to be received $2,000	$2,000	$2,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,000)		2,000
TOTAL INVESTMENT SECURITIES (Cost $2,000)—74.9%		2,000
Net other assets (liabilities)—25.1%		670
NET ASSETS—100.0%		$2,670

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	1/27/25	(4.83)%	$(2,496)	$27
Dow Jones Industrial Average	UBS AG	1/27/25	(4.73)%	(2,821)	31
				$(5,317)	$58

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

136 :: ProFund VP UltraShort Nasdaq-100 :: Schedule of Portfolio Investments :: December 31, 2024

Repurchase Agreements(a)(b) (102.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $381,090	$381,000	$381,000
TOTAL REPURCHASE AGREEMENTS (Cost $381,000)		381,000
TOTAL INVESTMENT SECURITIES (Cost $381,000)—102.5%		381,000
Net other assets (liabilities)—(2.5)%		(9,287)
NET ASSETS—100.0%		$371,713

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $129,000.

Total Return Swap Agreements—Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	1/27/25	(4.83)%	$(282,011)	$6,607
Nasdaq-100 Index	UBS AG	1/27/25	(4.73)%	(461,150)	10,340
				$(743,161)	$16,947

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 137

Common Stocks (65.5%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Specialty Retail)	98	$801
1st Source Corp. (Banks)	71	4,145
1stdibs.Com, Inc.* (Broadline Retail)	98	347
2seventy bio, Inc.* (Biotechnology)	188	553
374Water, Inc.* (Machinery)	251	171
3D Systems Corp.* (Machinery)	490	1,607
4D Molecular Therapeutics, Inc.* (Biotechnology)	194	1,081
89bio, Inc.* (Biotechnology)	322	2,518
8X8, Inc.* (Software)	491	1,311
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	91	200
A10 Networks, Inc.* (Software)	272	5,005
AAR Corp. (Aerospace & Defense)	134	8,212
Abercrombie & Fitch Co.*—Class A (Specialty Retail)	193	28,849
ABM Industries, Inc. (Commercial Services & Supplies)	243	12,437
Absci Corp.* (Biotechnology)	307	804
Acacia Research Corp.* (Financial Services)	145	629
Academy Sports & Outdoors, Inc. (Specialty Retail)	265	15,245
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	460	8,441
Acadia Realty Trust (Retail REITs)	450	10,872
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	199	2,125
ACCO Brands Corp. (Commercial Services & Supplies)	359	1,885
Accolade, Inc.* (Health Care Providers & Services)	281	961
Accuray, Inc.* (Health Care Equipment & Supplies)	373	739
ACELYRIN, Inc.* (Biotechnology)	280	879
Achieve Life Sciences, Inc.* (Biotechnology)	132	465
ACI Worldwide, Inc.* (Software)	405	21,024
ACM Research, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	196	2,960
ACNB Corp. (Banks)	32	1,275
Acrivon Therapeutics, Inc.* (Biotechnology)	45	271
Actinium Pharmaceuticals, Inc.* (Biotechnology)	121	152
Acumen Pharmaceuticals, Inc.* (Biotechnology)	161	277
Acushnet Holdings Corp. (Leisure Products)	109	7,747
ACV Auctions, Inc.*—Class A (Commercial Services & Supplies)	569	12,290
AdaptHealth Corp.* (Health Care Providers & Services)	391	3,722
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	445	2,668
ADC Therapeutics SA* (Biotechnology)	312	621
Addus HomeCare Corp.* (Health Care Providers & Services)	67	8,398
Adeia, Inc. (Software)	418	5,844
Adient PLC (Automobile Components)	334	5,755
ADMA Biologics, Inc.* (Biotechnology)	865	14,835
Adtalem Global Education, Inc.* (Diversified Consumer Services)	144	13,082
ADTRAN Holdings, Inc. (Communications Equipment)	303	2,524

Common Stocks, continued

	Shares	Value
Advanced Emissions Solutions, Inc.* (Chemicals)	107	$810
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	144	16,651
AdvanSix, Inc. (Chemicals)	98	2,792
Advantage Solutions, Inc.* (Media)	407	1,188
Adverum Biotechnologies, Inc.* (Biotechnology)	80	374
Aehr Test Systems* (Semiconductors & Semiconductor Equipment)	109	1,813
Aemetis, Inc.* (Oil, Gas & Consumable Fuels)	139	374
Aerovate Therapeutics, Inc.* (Biotechnology)	52	138
AeroVironment, Inc.* (Aerospace & Defense)	108	16,620
AerSale Corp.* (Aerospace & Defense)	129	813
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	89	423
AFC Gamma, Inc. (Mortgage REITs)	65	541
AG Mortgage Investment Trust, Inc. (Mortgage REITs)	111	738
Agenus, Inc.* (Biotechnology)	83	227
agilon health, Inc.* (Health Care Providers & Services)	1,186	2,253
Agilysys, Inc.* (Software)	87	11,459
Agios Pharmaceuticals, Inc.* (Biotechnology)	217	7,131
Air Transport Services Group, Inc.* (Air Freight & Logistics)	197	4,330
AirSculpt Technologies, Inc.* (Health Care Providers & Services)	51	265
Airship AI Holdings, Inc.* (Software)	31	194
Aka Brands Holding Corp.* (Specialty Retail)	2	37
Akebia Therapeutics, Inc.* (Biotechnology)	799	1,518
Akero Therapeutics, Inc. (Biotechnology)	261	7,261
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	102	234
Alamo Group, Inc. (Machinery)	39	7,250
Alarm.com Holdings, Inc.* (Software)	182	11,066
Albany International Corp. (Machinery)	120	9,596
Aldeyra Therapeutics, Inc.* (Biotechnology)	191	953
Alector, Inc.* (Biotechnology)	310	586
Alerus Financial Corp. (Financial Services)	86	1,655
Alexander & Baldwin, Inc. (Equity REIT—Diversified)	280	4,967
Alexander's, Inc. (Retail REITs)	8	1,600
Alico, Inc. (Food Products)	27	700
Alight, Inc.*—Class A (Professional Services)	1,613	11,162
Alignment Healthcare, Inc.* (Health Care Providers & Services)	385	4,331
Alkami Technology, Inc.* (Software)	204	7,483
Alkermes PLC* (Biotechnology)	619	17,802
Allegiant Travel Co. (Passenger Airlines)	60	5,647
ALLETE, Inc. (Electric Utilities)	223	14,450
Allied Motion Technologies, Inc. (Electrical Equipment)	56	1,360
Allogene Therapeutics, Inc.* (Biotechnology)	493	1,050
Alpha and Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	91	3,370
Alpha Metallurgical Resources, Inc. (Metals & Mining)	42	8,405
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	400	3,672

See accompanying notes to financial statements.

138 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Alpine Income Property Trust, Inc. (Equity REIT—Diversified)	48	$806
Alta Equipment Group, Inc. (Trading Companies & Distributors)	103	674
Altair Engineering, Inc.*—Class A (Software)	209	22,803
AlTi Global, Inc.* (Capital Markets)	133	587
Altimmune, Inc.*(a) (Biotechnology)	273	1,968
Alto Neuroscience, Inc.* (Pharmaceuticals)	82	347
Altus Power, Inc.* (Independent Power/Renewable Electricity Producers)	292	1,188
Alumis, Inc.* (Pharmaceuticals)	54	424
ALX Oncology Holdings, Inc.* (Biotechnology)	132	220
Amalgamated Financial Corp. (Banks)	69	2,309
A-Mark Precious Metals, Inc. (Distributors)	68	1,863
Ambac Financial Group, Inc.* (Insurance)	175	2,214
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	146	10,620
AMC Entertainment Holdings, Inc.* (Entertainment)	1,341	5,337
AMC Networks, Inc.*—Class A (Media)	123	1,218
Amerant Bancorp, Inc. (Banks)	142	3,182
Ameresco, Inc.*—Class A (Construction & Engineering)	124	2,912
American Assets Trust, Inc. (Equity REIT—Diversified)	184	4,832
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	442	2,577
American Eagle Outfitters, Inc. (Specialty Retail)	683	11,386
American Healthcare REIT, Inc. (Health Care REITs)	584	16,597
American Public Education, Inc.* (Diversified Consumer Services)	60	1,294
American Reality Investors, Inc.* (Real Estate Management & Development)	6	88
American Software, Inc.—Class A (Software)	121	1,341
American States Water Co. (Water Utilities)	143	11,114
American Superconductor Corp.* (Electrical Equipment)	134	3,300
American Vanguard Corp.* (Chemicals)	97	449
American Woodmark Corp.* (Building Products)	60	4,772
America's Car-Mart, Inc.* (Specialty Retail)	28	1,435
Ameris Bancorp (Banks)	253	15,830
AMERISAFE, Inc. (Insurance)	73	3,762
Ames National Corp. (Banks)	34	559
Amicus Therapeutics, Inc.* (Biotechnology)	1,128	10,626
AMMO, Inc.* (Leisure Products)	345	380
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	146	3,492
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	611	4,839
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	148	5,495
Amplify Energy Corp. (Oil, Gas & Consumable Fuels)	151	906
Amplitude, Inc.*—Class A (Software)	300	3,165
Amprius Technologies, Inc.* (Electrical Equipment)	60	168
AnaptysBio, Inc.* (Biotechnology)	83	1,099
Anavex Life Sciences Corp.*(a) (Biotechnology)	288	3,093
Angel Oak Mortgage REIT, Inc. (Mortgage REITs)	46	427

Common Stocks, continued

	Shares	Value
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	149	$1,365
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	71	3,925
Anika Therapeutics, Inc.* (Biotechnology)	51	839
Annexon, Inc.* (Biotechnology)	375	1,924
Anterix, Inc.* (Diversified Telecommunication Services)	39	1,196
Anywhere Real Estate, Inc.* (Real Estate Management & Development)	377	1,244
Apartment Investment and Management Co.* (Residential REITs)	535	4,863
Apogee Enterprises, Inc. (Building Products)	84	5,998
Apogee Therapeutics, Inc.* (Biotechnology)	146	6,614
Apollo Commercial Real Estate Finance, Inc. (Mortgage REITs)	532	4,607
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	166	5,234
Appian Corp.*—Class A (Software)	155	5,112
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)	876	13,447
Applied Digital Corp.* (IT Services)	737	5,631
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	148	35,441
Applied Optoelectronics, Inc.* (Communications Equipment)	157	5,787
Applied Therapeutics, Inc.* (Biotechnology)	369	316
Aquestive Therapeutics, Inc.* (Pharmaceuticals)	285	1,015
Arbor Realty Trust, Inc.(a) (Mortgage REITs)	708	9,806
Arbutus Biopharma Corp.* (Biotechnology)	561	1,834
Arcadium Lithium PLC* (Chemicals)	4,164	21,360
ArcBest Corp. (Ground Transportation)	90	8,399
Arcellx, Inc.* (Biotechnology)	166	12,731
Arch Resources, Inc. (Metals & Mining)	68	9,603
Archer Aviation, Inc.*—Class A (Aerospace & Defense)	897	8,746
Archrock, Inc. (Energy Equipment & Services)	641	15,954
Arcosa, Inc. (Construction & Engineering)	186	17,994
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	88	1,493
Arcus Biosciences, Inc.* (Biotechnology)	209	3,112
Arcutis Biotherapeutics, Inc.* (Biotechnology)	413	5,753
Ardagh Metal Packaging SA (Containers & Packaging)	555	1,671
Ardelyx, Inc.* (Biotechnology)	904	4,583
Ardent Health Partners, Inc.* (Health Care Providers & Services)	47	803
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	159	1,932
Ares Commercial Real Estate Corp. (Mortgage REITs)	205	1,207
Argan, Inc. (Construction & Engineering)	49	6,715
Arhaus, Inc. (Specialty Retail)	197	1,852
Aris Water Solutions, Inc.—Class A (Commercial Services & Supplies)	103	2,467
Arko Corp. (Specialty Retail)	309	2,036
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	376	4,207
Armada Hoffler Properties, Inc. (Equity REIT—Diversified)	303	3,100
ARMOUR Residential REIT, Inc. (Mortgage REITs)	216	4,074

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 139

Common Stocks, continued

	Shares	Value
Array Technologies, Inc.* (Electrical Equipment)	587	$3,545
ArriVent Biopharma, Inc.* (Biotechnology)	108	2,877
Arrow Financial Corp. (Banks)	63	1,809
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	459	8,629
ARS Pharmaceuticals, Inc.* (Biotechnology)	189	1,994
Arteris, Inc.* (Software)	108	1,101
Artisan Partners Asset Management, Inc.—Class A (Capital Markets)	242	10,418
Artiva Biotherapeutics, Inc.* (Biotechnology)	56	564
Artivion, Inc.* (Health Care Equipment & Supplies)	153	4,374
Arvinas, Inc.* (Pharmaceuticals)	247	4,735
Asana, Inc.*—Class A (Software)	312	6,324
Asbury Automotive Group, Inc.* (Specialty Retail)	76	18,471
ASGN, Inc.* (IT Services)	166	13,833
Asp Isotopes, Inc.* (Chemicals)	201	911
Aspen Aerogels, Inc.* (Chemicals)	237	2,816
Associated Banc-Corp. (Banks)	621	14,842
AST SpaceMobile, Inc.* (Diversified Telecommunication Services)	515	10,867
Astec Industries, Inc. (Machinery)	88	2,957
Astria Therapeutics, Inc. (Biotechnology)	178	1,591
Astronics Corp.* (Aerospace & Defense)	111	1,772
Asure Software, Inc.* (Professional Services)	93	875
Atea Pharmaceuticals, Inc.* (Pharmaceuticals)	297	995
Atkore, Inc. (Electrical Equipment)	138	11,516
Atlanta Braves Holdings, Inc.* (Entertainment)	193	7,384
Atlanta Braves Holdings, Inc.* (Entertainment)	39	1,591
Atlantic Union Bankshares Corp. (Banks)	344	13,031
Atlanticus Holdings Corp.* (Consumer Finance)	21	1,171
Atlas Energy Solutions, Inc. (Energy Equipment & Services)	261	5,789
Atmus Filtration Technologies, Inc.* (Machinery)	322	12,616
ATN International, Inc. (Diversified Telecommunication Services)	40	672
Atossa Therapeutics, Inc.* (Biotechnology)	486	459
AtriCure, Inc.* (Health Care Equipment & Supplies)	182	5,562
AudioEye, Inc.* (Software)	27	411
Aura Biosciences, Inc.* (Biotechnology)	178	1,463
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	516	4,634
Aurora Innovation, Inc.* (Software)	3,689	23,240
Avadel Pharmaceuticals PLC* (Pharmaceuticals)	355	3,731
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	174	2,770
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	201	919
AvePoint, Inc.* (Software)	495	8,172
Aviat Networks, Inc.* (Communications Equipment)	44	797
Avid Bioservices, Inc.* (Biotechnology)	239	2,952
Avidity Biosciences, Inc.* (Biotechnology)	427	12,417
AvidXchange Holdings, Inc.* (Financial Services)	668	6,907
Avient Corp. (Chemicals)	347	14,178
Avista Corp. (Multi-Utilities)	301	11,026
Avita Medical, Inc.* (Biotechnology)	98	1,254
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	125	8,734

Common Stocks, continued

	Shares	Value
Axogen, Inc.* (Health Care Equipment & Supplies)	163	$2,686
Axos Financial, Inc.* (Banks)	210	14,669
Axsome Therapeutics, Inc.* (Pharmaceuticals)	141	11,930
AZZ, Inc. (Building Products)	113	9,257
B&G Foods, Inc. (Food Products)	299	2,060
B. Riley Financial, Inc. (Capital Markets)	78	358
Backblaze, Inc.* (IT Services)	153	921
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	113	23,969
Balchem Corp. (Chemicals)	124	20,210
Bally's Corp.* (Hotels, Restaurants & Leisure)	92	1,646
Banc of California, Inc. (Banks)	534	8,256
BancFirst Corp. (Banks)	77	9,023
Banco Latinoamericano de Comercio Exterior S.A.—Class E (Financial Services)	105	3,735
Bandwidth, Inc.*—Class A (Diversified Telecommunication Services)	96	1,634
Bank First Corp. (Banks)	37	3,666
Bank of Hawaii Corp. (Banks)	150	10,686
Bank of Marin Bancorp (Banks)	61	1,450
Bank7 Corp. (Banks)	15	700
BankUnited, Inc. (Banks)	287	10,955
Bankwell Financial Group, Inc. (Banks)	25	779
Banner Corp. (Banks)	132	8,814
Bar Harbor Bankshares (Banks)	57	1,743
BARK, Inc.* (Specialty Retail)	499	918
Barnes Group, Inc. (Machinery)	178	8,412
Barrett Business Services, Inc. (Professional Services)	98	4,257
BayCom Corp.* (Banks)	40	1,074
BCB Bancorp, Inc. (Banks)	57	675
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	238	24,175
Beam Therapeutics, Inc.* (Biotechnology)	294	7,291
Beazer Homes USA, Inc.* (Household Durables)	112	3,076
Bel Fuse, Inc.—Class A (Electronic Equipment, Instruments & Components)	7	631
Bel Fuse, Inc.—Class B (Electronic Equipment, Instruments & Components)	40	3,299
Belden, Inc. (Electronic Equipment, Instruments & Components)	156	17,567
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	137	6,220
Berkshire Hills Bancorp, Inc. (Banks)	165	4,691
Berry Corp. (Oil, Gas & Consumable Fuels)	294	1,214
Beyond Meat, Inc.*(a) (Food Products)	230	865
Beyond, Inc.* (Specialty Retail)	175	863
BGC Group, Inc.—Class A (Capital Markets)	1,400	12,684
Bicara Therapeutics, Inc.* (Biotechnology)	74	1,289
BigBear.ai Holdings, Inc.* (IT Services)	397	1,767
BigCommerce Holdings, Inc.* (IT Services)	274	1,677
Biglari Holdings, Inc.*—Class B (Hotels, Restaurants & Leisure)	3	763
BioAge Labs, Inc.* (Pharmaceuticals)	47	272
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	794	5,971
Biohaven, Ltd.* (Biotechnology)	330	12,326
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	139	3,608
Biomea Fusion, Inc.* (Biotechnology)	106	411
Biote Corp.*—Class A (Pharmaceuticals)	103	637

See accompanying notes to financial statements.

140 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Bioventus, Inc.*—Class A (Health Care Equipment & Supplies)	147	$1,544
Bit Digital, Inc.* (Software)	461	1,351
BJ's Restaurants, Inc.* (Hotels, Restaurants & Leisure)	73	2,565
BKV Corp.* (Oil, Gas & Consumable Fuels)	55	1,308
Black Diamond Therapeutics, Inc.* (Biotechnology)	153	327
Black Hills Corp. (Multi-Utilities)	269	15,741
Blackbaud, Inc. (Software)	156	11,532
Blackline, Inc.* (Software)	222	13,489
BlackSky Technology, Inc.* (Professional Services)	96	1,036
Blackstone Mortgage Trust, Inc.—Class A (Mortgage REITs)	667	11,613
Blade Air Mobility, Inc.*—Class A (Passenger Airlines)	223	948
Blend Labs, Inc.*—Class A (Software)	912	3,840
Blink Charging Co.* (Electrical Equipment)	370	514
Bloom Energy Corp.*—Class A (Electrical Equipment)	772	17,146
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)	296	3,614
Blue Bird Corp.* (Machinery)	124	4,790
Blue Foundry Bancorp* (Banks)	77	755
Bluebird Bio, Inc.* (Biotechnology)	38	317
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	31	3,167
Blueprint Medicines Corp.* (Biotechnology)	244	21,282
Bluerock Homes Trust, Inc.* (Residential REITs)	1	10
Boise Cascade Co. (Trading Companies & Distributors)	150	17,829
Boot Barn Holdings, Inc.* (Specialty Retail)	114	17,307
Borr Drilling, Ltd.* (Energy Equipment & Services)	911	3,553
Boston Omaha Corp.*—Class A (Media)	95	1,347
Boundless Bio, Inc.* (Biotechnology)	65	189
Bowhead Specialty Holdings, Inc.* (Insurance)	45	1,598
Bowman Consulting Group, Ltd.* (Construction & Engineering)	53	1,322
Box, Inc.*—Class A (Software)	541	17,096
Braemar Hotels & Resports, Inc.* (Hotel & Resort REITs)	253	759
Brandywine Realty Trust (Office REITs)	651	3,646
Braze, Inc.*—Class A (Software)	253	10,596
BRC, Inc.*—Class A (Food Products)	203	644
Bread Financial Holdings, Inc. (Consumer Finance)	191	11,662
Bridgebio Pharma, Inc.* (Biotechnology)	540	14,818
Bridger Aerospace Group Holdings, Inc.* (Commercial Services & Supplies)	38	81
Bridgewater Bancshares, Inc.* (Banks)	76	1,027
Brighsphere Investment Group, Inc. (Capital Markets)	104	2,739
BrightSpire Capital, Inc. (Mortgage REITs)	496	2,797
BrightSpring Health Services, Inc.* (Health Care Providers & Services)	207	3,525
BrightView Holdings, Inc.* (Commercial Services & Supplies)	223	3,566
Brinker International, Inc. (Hotels, Restaurants & Leisure)	169	22,358

Common Stocks, continued

	Shares	Value
Bristow Group, Inc.* (Energy Equipment & Services)	94	$3,224
Broadstone Net Lease, Inc. (Equity REIT—Diversified)	725	11,498
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	736	3,702
Brookfield Business Corp.—Class A (Industrial Conglomerates)	100	2,426
Brookfiled Infrastructure Corp.—Class A (Gas & Water Utilities)	461	18,445
Brookline Bancorp, Inc. (Banks)	339	4,000
BRP Group, Inc.* (Insurance)	256	9,923
BRT Apartments Corp. (Residential REITs)	43	775
Build-A-Bear Workshop, Inc. (Specialty Retail)	48	2,210
Bumble, Inc.*—Class A (Interactive Media & Services)	369	3,004
Burford Capital, Ltd.* (Financial Services)	770	9,818
Burke & Herbert Financial Services Corp. (Banks)	52	3,243
Business First Bancshares, Inc. (Banks)	93	2,390
Byline Bancorp, Inc. (Banks)	120	3,480
Byrna Technologies, Inc.* (Aerospace & Defense)	66	1,901
C3.ai, Inc.*—Class A (Software)	425	14,633
C4 Therapeutics, Inc.* (Biotechnology)	231	832
Cabaletta Bio, Inc.* (Biotechnology)	172	390
Cable One, Inc. (Media)	22	7,967
Cabot Corp. (Chemicals)	206	18,810
Cactus, Inc.—Class A (Energy Equipment & Services)	256	14,940
Cadence Bank (Banks)	700	24,114
Cadiz, Inc.* (Water Utilities)	162	842
Cadre Holdings, Inc. (Aerospace & Defense)	100	3,230
Caesarstone, Ltd. (Building Products)	80	340
Calavo Growers, Inc. (Food Products)	64	1,632
Caledonia Mining Corp. PLC (Metals & Mining)	63	593
Caleres, Inc. (Specialty Retail)	131	3,034
California Resources Corp. (Oil, Gas & Consumable Fuels)	265	13,751
California Water Service Group (Water Utilities)	229	10,381
Calix, Inc.* (Communications Equipment)	229	7,985
Cal-Maine Foods, Inc. (Food Products)	158	16,260
Camden National Corp. (Banks)	56	2,393
CAMP4 Therapeutics Corp.* (Biotechnology)	26	136
Camping World Holdings, Inc.—Class A (Specialty Retail)	216	4,553
Candel Therapeutics, Inc.* (Biotechnology)	83	720
Cannae Holdings, Inc. (Financial Services)	216	4,290
Canoo, Inc.* (Automobiles)	15	22
Cantaloupe, Inc.* (Financial Services)	224	2,130
Capital Bancorp, Inc. (Banks)	35	998
Capital City Bank Group, Inc. (Banks)	53	1,942
Capitol Federal Financial, Inc. (Banks)	477	2,819
Capricor Therapeutics, Inc.*(a) (Biotechnology)	141	1,946
Cardiff Oncology, Inc.* (Biotechnology)	157	681
Cardlytics, Inc.* (Media)	160	594
CareDx, Inc.* (Biotechnology)	194	4,154
CareTrust REIT, Inc. (Health Care REITs)	714	19,313
Cargo Therapeutics, Inc.* (Biotechnology)	132	1,903
Cargurus, Inc.* (Interactive Media & Services)	333	12,169
Caribou Biosciences, Inc.* (Biotechnology)	316	502
Carpenter Technology Corp. (Metals & Mining)	183	31,058

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 141

Common Stocks, continued

	Shares	Value
Carriage Services, Inc. (Diversified Consumer Services)	52	$2,072
Cars.com, Inc.* (Interactive Media & Services)	253	4,384
Carter Bankshares, Inc. (Banks)	88	1,548
Cartesian Therapeutics, Inc.* (Biotechnology)	40	716
Casella Waste Systems, Inc.*—Class A (Commercial Services & Supplies)	240	25,393
Cass Information Systems, Inc. (Financial Services)	52	2,127
Cassava Sciences, Inc.* (Pharmaceuticals)	156	368
Castle Biosciences, Inc.* (Health Care Providers & Services)	99	2,638
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	430	8,974
Cathay General Bancorp (Banks)	268	12,759
Cavco Industries, Inc.* (Household Durables)	32	14,279
CBIZ, Inc.* (Professional Services)	184	15,057
CBL & Associates Properties, Inc. (Retail REITs)	84	2,470
CECO Environmental Corp.* (Commercial Services & Supplies)	112	3,386
Celcuity, Inc.* (Biotechnology)	126	1,649
Celldex Therapeutics, Inc.* (Biotechnology)	248	6,267
Centerspace (Residential REITs)	64	4,234
Central Garden & Pet Co.*—Class A (Household Products)	201	6,643
Central Garden & Pet Co.* (Household Products)	37	1,436
Central Pacific Financial Corp. (Banks)	103	2,992
Centrus Energy Corp.*—Class A (Oil, Gas & Consumable Fuels)	56	3,730
Centuri Holdings, Inc.*(a) (Construction & Engineering)	65	1,255
Century Aluminum Co.* (Metals & Mining)	203	3,699
Century Communities, Inc. (Household Durables)	107	7,850
Century Therapeutics, Inc.* (Biotechnology)	180	182
Cerence, Inc.* (Software)	158	1,240
CeriBell, Inc.* (Health Care Equipment & Supplies)	47	1,216
Cerus Corp.* (Health Care Equipment & Supplies)	693	1,067
CervoMed, Inc.* (Biotechnology)	21	49
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	90	2,840
CG Oncology, Inc.* (Biotechnology)	182	5,220
Champion Homes, Inc.* (Household Durables)	206	18,148
ChampionX Corp. (Energy Equipment & Services)	733	19,931
ChargePoint Holdings, Inc.* (Electrical Equipment)	1,521	1,627
Chart Industries, Inc.* (Machinery)	165	31,489
Chatham Lodging Trust (Hotel & Resort REITs)	185	1,656
Chegg, Inc.* (Diversified Consumer Services)	387	623
Chemung Financial Corp. (Banks)	13	635
Chesapeake Utilities Corp. (Gas Utilities)	85	10,315
Chicago Atlantic Real Estate Finance, Inc. (Mortgage REITs)	67	1,033
Chimera Investment Corp. (Mortgage REITs)	310	4,340
ChoiceOne Financial Services, Inc. (Banks)	32	1,140
ChromaDex Corp.* (Life Sciences Tools & Services)	190	1,008
Cibus, Inc.* (Biotechnology)	70	195
Common Stocks, continued

	Shares	Value
Cimpress PLC* (Commercial Services & Supplies)	66	$4,734
Cinemark Holdings, Inc. (Entertainment)	424	13,137
Cipher Mining, Inc.* (Software)	778	3,610
Citi Trends, Inc. (Specialty Retail)	25	656
Citizens & Northern Corp. (Banks)	57	1,060
Citizens Financial Services, Inc. (Banks)	17	1,076
City Holding Co. (Banks)	56	6,635
City Office REIT, Inc. (Office REITs)	150	828
Civista Bancshares, Inc. (Banks)	59	1,241
Claros Mortgage Trust, Inc. (Mortgage REITs)	332	1,501
Clarus Corp.* (Leisure Products)	117	528
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	656	1,647
Cleanspark, Inc. (Software)	956	8,805
Clear Channel Outdoor Holdings, Inc.* (Media)	1,355	1,856
Clear Secure, Inc.—Class A (Software)	337	8,978
Clearfield, Inc.* (Communications Equipment)	46	1,426
Clearwater Analytics Holdings, Inc.*—Class A (Software)	687	18,906
Clearwater Paper Corp.* (Paper & Forest Products)	62	1,846
Climb Global Solutions, Inc.* (Electronic Equipment, Instruments & Components)	16	2,028
Clipper Realty, Inc.* (Residential REITs)	46	211
CNB Financial Corp. (Banks)	79	1,964
CNO Financial Group, Inc. (Insurance)	405	15,071
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	561	20,571
Coastal Financial Corp.* (Banks)	44	3,736
Codexis, Inc.* (Life Sciences Tools & Services)	310	1,479
Coeur Mining, Inc.* (Metals & Mining)	1,518	8,683
Cogent Biosciences, Inc.* (Biotechnology)	353	2,753
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	169	13,025
Cohen & Steers, Inc. (Capital Markets)	106	9,788
Coherus Biosciences, Inc.* (Biotechnology)	428	591
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	178	4,753
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	123	3,524
Colony Bankcorp, Inc.* (Banks)	64	1,033
Columbia Financial, Inc.* (Banks)	105	1,660
Columbus McKinnon Corp. (Machinery)	109	4,059
Commercial Metals Co. (Metals & Mining)	438	21,726
Commercial Vehicle Group, Inc.* (Machinery)	129	320
CommScope Holding Co., Inc.* (Communications Equipment)	825	4,298
Community Financial System, Inc. (Banks)	201	12,398
Community Health Systems, Inc.* (Health Care Providers & Services)	482	1,441
Community Healthcare Trust, Inc. (Health Care REITs)	104	1,998
Community Trust Bancorp, Inc. (Banks)	59	3,129
Community West Bancshares (Banks)	65	1,259
CommVault Systems, Inc.* (Software)	168	25,352
Compass Diversified Holdings (Financial Services)	256	5,908
Compass Minerals International, Inc. (Metals & Mining)	133	1,496
Compass Therapeutics, Inc.* (Biotechnology)	392	568

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Compass, Inc.*—Class A (Real Estate Management & Development)	1,401	$8,196
CompoSecure, Inc.*—Class A (Technology Hardware, Storage & Peripherals)	95	1,456
CompX International, Inc.* (Commercial Services & Supplies)	6	157
Comstock Resources, Inc.* (Oil, Gas & Consumable Fuels)	355	6,468
Concentra Group Holdings Parent, Inc. (Health Care Providers & Services)	423	8,367
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	91	606
Conduent, Inc.* (Professional Services)	608	2,456
Conduit Pharmaceuticals, Inc.* (Life Sciences Tools & Services)	218	15
CONMED Corp. (Health Care Equipment & Supplies)	119	8,144
ConnectOne Bancorp, Inc. (Banks)	139	3,184
Consensus Cloud Solutions, Inc.* (Software)	69	1,646
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	112	11,948
Consolidated Water Co., Ltd. (Water Utilities)	58	1,502
Constellium SE* (Metals & Mining)	498	5,114
Construction Partners, Inc.*—Class A (Construction & Engineering)	165	14,596
Consumer Portfolio Services, Inc.* (Consumer Finance)	32	348
Contango ORE, Inc.* (Metals & Mining)	40	401
Contineum Therapeutics, Inc.*—Class A (Pharmaceuticals)	40	586
Cooper-Standard Holdings, Inc.* (Automobile Components)	65	881
COPT Defense Properties (Office REITs)	433	13,401
Corbus Pharmaceuticals Holdings, Inc.* (Biotechnology)	45	531
Corcept Therapeutics, Inc.* (Pharmaceuticals)	311	15,672
Core Laboratories, Inc. (Energy Equipment & Services)	180	3,116
Core Molding Technologies, Inc.* (Chemicals)	29	480
Core Scientific, Inc.* (IT Services)	685	9,624
CoreCivic, Inc. (Commercial Services & Supplies)	419	9,109
CorMedix, Inc.* (Pharmaceuticals)	233	1,887
Corsair Gaming, Inc.* (Technology Hardware, Storage & Peripherals)	172	1,137
CorVel Corp.* (Health Care Providers & Services)	102	11,349
Costamare, Inc. (Marine Transportation)	165	2,120
Couchbase, Inc.* (IT Services)	153	2,385
Coursera, Inc.* (Diversified Consumer Services)	529	4,497
Covenant Logistics Group, Inc. (Ground Transportation)	31	1,690
CPI Card Group, Inc.* (Technology Hardware, Storage & Peripherals)	19	568
CRA International, Inc. (Professional Services)	25	4,680
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	85	4,493
Crawford & Co.—Class A (Insurance)	58	670
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	538	36,158
Crescent Energy Co.—Class A (Oil, Gas & Consumable Fuels)	625	9,131

Common Stocks, continued

	Shares	Value
Cricut, Inc.—Class A (Household Durables)	181	$1,032
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	337	17,231
Critical Metals Corp.* (Metals & Mining)	31	210
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	125	2,270
CrossFirst Bankshares, Inc.* (Banks)	174	2,636
CryoPort, Inc.* (Life Sciences Tools & Services)	167	1,299
CS Disco, Inc.* (Software)	112	559
CSG Systems International, Inc. (Professional Services)	114	5,827
CSW Industrials, Inc. (Building Products)	64	22,579
CTO Realty Growth, Inc. (Equity REIT—Diversified)	111	2,188
CTS Corp. (Electronic Equipment, Instruments & Components)	116	6,117
Cullinan Therapeutics, Inc.* (Biotechnology)	199	2,424
Curbline Properties Corp.* (Retail REITs)	365	8,475
Cushman & Wakefield PLC* (Real Estate Management & Development)	880	11,510
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	190	914
Customers Bancorp, Inc.* (Banks)	114	5,550
CVB Financial Corp. (Banks)	509	10,898
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	131	2,455
CVRx, Inc.* (Health Care Equipment & Supplies)	51	646
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	466	3,024
Cytokinetics, Inc.* (Biotechnology)	439	20,651
Daily Journal Corp.* (Software)	5	2,840
Dakota Gold Corp.* (Metals & Mining)	269	592
Daktronics, Inc. (Electronic Equipment, Instruments & Components)	154	2,596
Dana, Inc. (Automobile Components)	502	5,803
Dave & Buster's Entertainment, Inc.* (Hotels, Restaurants & Leisure)	124	3,620
Dave, Inc.* (Software)	31	2,695
Day One Biopharmaceuticals, Inc.* (Biotechnology)	199	2,521
Definitive Healthcare Corp.*—CLASS A (Health Care Technology)	205	843
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	244	4,514
Deluxe Corp. (Commercial Services & Supplies)	170	3,840
Denali Therapeutics, Inc.* (Biotechnology)	478	9,742
Denny's Corp.* (Hotels, Restaurants & Leisure)	194	1,174
Designer Brands, Inc.—Class A (Specialty Retail)	156	833
Despegar.Com Corp.* (Hotels, Restaurants & Leisure)	236	4,543
Destination XL Group, Inc.* (Specialty Retail)	206	554
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	519	4,822
Diamond Hill Investment Group, Inc. (Capital Markets)	10	1,551
DiamondRock Hospitality Co. (Hotel & Resort REITs)	795	7,179
Dianthus Therapeutics, Inc.* (Biotechnology)	92	2,006
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	97	4,175
Digi International, Inc.* (Communications Equipment)	137	4,142

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Digimarc Corp.* (Software)	58	$2,172
Digital Turbine, Inc.* (Software)	369	624
DigitalBridge Group, Inc. (Real Estate Management & Development)	611	6,892
DigitalOcean Holdings, Inc.* (IT Services)	252	8,586
Dime Community Bancshares, Inc. (Banks)	136	4,180
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	59	1,776
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	175	10,792
Disc Medicine, Inc.* (Biotechnology)	76	4,818
Diversified Energy Co. PLC (Oil, Gas & Consumable Fuels)	181	3,041
Diversified Healthcare Trust (Health Care REITs)	839	1,930
DLH Holdings Corp.* (Professional Services)	33	265
DMC Global, Inc.* (Energy Equipment & Services)	75	551
DNOW, Inc.* (Trading Companies & Distributors)	405	5,269
DocGo, Inc.* (Health Care Providers & Services)	391	1,658
Dole PLC (Food Products)	288	3,900
Domo, Inc.*—Class B (Software)	132	935
Donegal Group, Inc.—Class A (Insurance)	59	913
Donnelley Financial Solutions, Inc.* (Capital Markets)	99	6,210
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	140	3,412
Dorman Products, Inc.* (Automobile Components)	99	12,825
Douglas Dynamics, Inc. (Machinery)	87	2,056
Douglas Emmett, Inc. (Office REITs)	621	11,526
Dream Finders Homes, Inc.*—Class A (Household Durables)	107	2,490
Drilling Tools International Corp.* (Energy Equipment & Services)	45	147
Driven Brands Holdings, Inc.* (Commercial Services & Supplies)	230	3,712
Ducommun, Inc.* (Aerospace & Defense)	52	3,310
D-Wave Quantum, Inc.* (Software)	380	3,192
DXP Enterprises, Inc.* (Trading Companies & Distributors)	48	3,966
Dycom Industries, Inc.* (Construction & Engineering)	109	18,973
Dynavax Technologies Corp.* (Biotechnology)	506	6,462
Dyne Therapeutics, Inc.* (Biotechnology)	317	7,469
Dynex Capital, Inc. (Mortgage REITs)	303	3,833
E2open Parent Holdings, Inc.* (Software)	786	2,091
Eagle Bancorp, Inc. (Banks)	113	2,941
Easterly Government Properties, Inc. (Office REITs)	373	4,237
Eastern Bankshares, Inc. (Banks)	742	12,800
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	232	1,524
EchoStar Corp.*—Class A (Media)	468	10,717
Ecovyst, Inc.* (Chemicals)	447	3,415
Edgewell Personal Care Co. (Personal Care Products)	187	6,283
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	279	7,449
Editas Medicine, Inc.* (Biotechnology)	318	404
eGain Corp.* (Software)	67	417
El Pollo Loco Holdings, Inc.* (Hotels, Restaurants & Leisure)	99	1,142
Elevation Oncology, Inc.* (Biotechnology)	217	122

Common Stocks, continued

	Shares	Value
Eliem Therapeutics, Inc.* (Biotechnology)	113	$203
Ellington Financial, Inc. (Mortgage REITs)	324	3,927
Elme Communities (Residential REITs)	338	5,161
Embecta Corp. (Health Care Equipment & Supplies)	223	4,605
Emerald Holding, Inc.* (Media)	58	280
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	57	433
Empire State Realty Trust, Inc.—Class A (Equity REIT—Diversified)	524	5,408
Employers Holdings, Inc. (Insurance)	95	4,867
Enact Holdings, Inc. (Financial Services)	111	3,594
Enanta Pharmaceuticals, Inc.* (Biotechnology)	77	443
Encore Capital Group, Inc.* (Consumer Finance)	90	4,299
Encore Energy Corp.* (Oil, Gas & Consumable Fuels)	698	2,380
Energizer Holdings, Inc. (Household Products)	276	9,630
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	721	3,699
Energy Recovery, Inc.* (Machinery)	218	3,205
Energy Vault Holdings, Inc.* (Electrical Equipment)	403	919
Enerpac Tool Group Corp. (Machinery)	209	8,588
EnerSys (Electrical Equipment)	154	14,234
Enfusion, Inc.*—Class A (Software)	191	1,967
Enhabit, Inc.* (Health Care Providers & Services)	191	1,492
Enliven Therapeutics, Inc.* (Pharmaceuticals)	135	3,038
Ennis, Inc. (Commercial Services & Supplies)	98	2,067
Enova International, Inc.* (Consumer Finance)	98	9,396
Enovix Corp.* (Electrical Equipment)	632	6,870
Enpro, Inc. (Machinery)	81	13,968
Enstar Group, Ltd.* (Insurance)	49	15,781
Enterprise Bancorp, Inc. (Banks)	38	1,503
Enterprise Financial Services Corp. (Banks)	142	8,009
Entrada Therapeutics, Inc.* (Biotechnology)	95	1,643
Entravision Communications Corp.—Class A (Media)	236	555
Enviri Corp. (Commercial Services & Supplies)	305	2,349
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	101	7,462
Equity Bancshares, Inc.*—Class A (Banks)	55	2,333
Erasca, Inc.* (Biotechnology)	706	1,772
Escalade, Inc. (Leisure Products)	38	543
ESCO Technologies, Inc. (Machinery)	99	13,188
Esperion Therapeutics, Inc.* (Pharmaceuticals)	726	1,597
Esquire Financial Holdings, Inc. (Banks)	27	2,147
ESSA Bancorp, Inc. (Banks)	32	624
Essent Group, Ltd. (Financial Services)	401	21,830
Essential Properties Realty Trust, Inc. (Equity REIT—Diversified)	674	21,082
Ethan Allen Interiors, Inc. (Household Durables)	88	2,474
European Wax Center, Inc.*—Class A (Diversified Consumer Services)	128	854
Eve Holding, Inc.* (Aerospace & Defense)	196	1,066
Eventbrite, Inc.*—Class A (Entertainment)	306	1,028
EverCommerce, Inc.* (Software)	81	892
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	312	4,215
EverQuote, Inc.*—Class A (Interactive Media & Services)	96	1,919

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Everspin Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	76	$486
EVERTEC, Inc. (Financial Services)	248	8,563
EVgo, Inc.* (Specialty Retail)	387	1,567
EVI Industries, Inc. (Trading Companies & Distributors)	20	327
Evolent Health, Inc.*—Class A (Health Care Technology)	444	4,995
Evolus, Inc.* (Pharmaceuticals)	212	2,340
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)	118	617
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	508	2,007
Excelerate Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	66	1,997
ExlService Holdings, Inc.* (Professional Services)	604	26,807
eXp World Holdings, Inc. (Real Estate Management & Development)	315	3,626
Exponent, Inc. (Professional Services)	194	17,285
Expro Group Holdings N.V.* (Energy Equipment & Services)	364	4,539
Extreme Networks, Inc.* (Communications Equipment)	496	8,303
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	251	1,870
F&G Annuities & Life, Inc. (Insurance)	71	2,942
Fabrinet* (Electronic Equipment, Instruments & Components)	140	30,782
Farmers & Merchants Bancorp, Inc. (Banks)	49	1,443
Farmers National Banc Corp. (Banks)	140	1,991
Farmland Partners, Inc. (Specialized REITs)	169	1,987
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	75	1,902
Fastly, Inc.*—Class A (IT Services)	502	4,739
Fate Therapeutics, Inc.* (Biotechnology)	385	635
FB Financial Corp. (Banks)	137	7,057
Federal Agricultural Mortgage Corp.—Class C (Financial Services)	35	6,893
Federal Signal Corp. (Machinery)	231	21,342
Fennec Pharmaceuticals, Inc.* (Biotechnology)	90	569
Fibrobiologics, Inc.* (Biotechnology)	105	210
Fidelis Insurance Holdings, Ltd. (Insurance)	197	3,572
Fidelity D&D Bancorp, Inc. (Banks)	18	878
Figs, Inc.*—Class A (Textiles, Apparel & Luxury Goods)	499	3,089
Financial Institutions, Inc. (Banks)	58	1,583
First Advantage Corp.* (Professional Services)	230	4,308
First Bancorp (Banks)	154	6,771
First Bancorp (Banks)	622	11,563
First Bank (Banks)	81	1,140
First Busey Corp. (Banks)	205	4,832
First Business Financial Services, Inc. (Banks)	30	1,389
First Citizens BancShares, Inc. (Banks)	136	3,478
First Commonwealth Financial Corp. (Banks)	389	6,582
First Community Bancshares, Inc.* (Banks)	65	2,707
First Financial Bancorp (Banks)	363	9,757
First Financial Bankshares, Inc. (Banks)	500	18,025
First Financial Corp. (Banks)	44	2,032
First Financial Northwest, Inc.* (Banks)	27	586
First Foundation, Inc. (Banks)	244	1,515

Common Stocks, continued

	Shares	Value
First Internet Bancorp (Banks)	31	$1,116
First Interstate BancSystem, Inc.—Class A (Banks)	305	9,903
First Merchants Corp. (Banks)	224	8,935
First Mid Bancshares, Inc. (Banks)	88	3,240
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	117	2,177
First Western Financial, Inc.* (Banks)	31	606
FirstCash Holdings, Inc. (Consumer Finance)	148	15,333
FiscalNote Holdings, Inc.* (Professional Services)	241	258
Five Star Bancorp (Banks)	64	1,926
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	117	2,684
Flexsteel Industries, Inc. (Household Durables)	18	978
Fluence Energy, Inc.* (Electrical Equipment)	237	3,764
Fluor Corp. (Construction & Engineering)	656	32,353
Flushing Financial Corp. (Banks)	106	1,514
Flywire Corp.* (Financial Services)	464	9,568
Foghorn Therapeutics, Inc.* (Biotechnology)	97	458
Foot Locker, Inc. (Specialty Retail)	321	6,985
Forafric Global PLC* (Food Products)	21	215
Forestar Group, Inc.* (Real Estate Management & Development)	73	1,892
Forge Global Holdings, Inc.* (Capital Markets)	448	417
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	298	13,112
Forrester Research, Inc.* (Professional Services)	45	705
Forum Energy Technologies, Inc.* (Energy Equipment & Services)	45	697
Forward Air Corp. (Air Freight & Logistics)	96	3,096
Four Corners Property Trust, Inc. (Specialized REITs)	371	10,069
Fox Factory Holding Corp.* (Automobile Components)	163	4,934
Fractyl Health, Inc.* (Health Care Equipment & Supplies)	131	270
Franklin BSP Reality Trust, Inc. (Mortgage REITs)	316	3,963
Franklin Covey Co.* (Professional Services)	43	1,616
Franklin Electric Co., Inc. (Machinery)	174	16,956
Franklin Street Properties Corp. (Office REITs)	375	686
Fresh Del Monte Produce, Inc. (Food Products)	130	4,317
Freshworks, Inc.*—Class A (Software)	795	12,855
Freyr Battery, Inc.* (Electrical Equipment)	431	1,112
Frontdoor, Inc.* (Diversified Consumer Services)	296	16,182
Frontier Group Holdings, Inc.* (Passenger Airlines)	162	1,152
FrontView REIT, Inc. (Retail REITs)	55	997
FRP Holdings, Inc.* (Real Estate Management & Development)	51	1,562
FS Bancorp, Inc. (Banks)	26	1,068
FTAI Aviation, Ltd. (Trading Companies & Distributors)	390	56,175
FTAI Infrastructure, Inc. (Ground Transportation)	387	2,810
fuboTV, Inc.* (Interactive Media & Services)	1,239	1,561
FuelCell Energy, Inc.* (Electrical Equipment)	71	642
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	238	1,119
Fulgent Genetics, Inc.* (Health Care Providers & Services)	79	1,459
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	126	514
Fulton Financial Corp. (Banks)	698	13,457

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 145

Common Stocks, continued

	Shares	Value
Funko, Inc.*—Class A (Leisure Products)	120	$1,607
FutureFuel Corp.* (Oil, Gas & Consumable Fuels)	100	529
FVCBankcorp, Inc.* (Banks)	64	804
Galectin Therapeutics, Inc.* (Biotechnology)	78	101
Gambling.com Group, Ltd.* (Media)	67	943
Gannett Co., Inc.* (Media)	545	2,758
GATX Corp. (Trading Companies & Distributors)	137	21,229
GCM Grosvenor, Inc.—Class A (Capital Markets)	164	2,012
GCT Semiconductor Holding, Inc.* (Semiconductors & Semiconductor Equipment)	30	70
Genco Shipping & Trading, Ltd. (Marine Transportation)	162	2,258
Gencor Industries, Inc.* (Machinery)	40	706
GeneDx Holdings Corp.* (Health Care Providers & Services)	49	3,766
Generation Bio Co.* (Biotechnology)	190	201
Genesco, Inc.* (Specialty Retail)	41	1,753
Genie Energy, Ltd.—Class B (Electric Utilities)	49	764
Gentherm, Inc.* (Automobile Components)	118	4,711
Genworth Financial, Inc.* (Insurance)	1,654	11,562
Geospace Technologies Corp.* (Energy Equipment & Services)	47	471
German American Bancorp, Inc.* (Banks)	110	4,424
Geron Corp.* (Biotechnology)	2,273	8,046
Getty Images Holdings, Inc.* (Interactive Media & Services)	386	834
Getty Realty Corp. (Retail REITs)	194	5,845
Gibraltar Industries, Inc.* (Building Products)	118	6,950
GigaCloud Technology, Inc.*—Class A (Distributors)	91	1,685
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	150	4,893
Glacier Bancorp, Inc. (Banks)	438	21,995
Gladstone Commercial Corp. (Equity REIT—Diversified)	163	2,647
Gladstone Land Corp. (Specialized REITs)	129	1,400
Glaukos Corp.* (Health Care Equipment & Supplies)	188	28,189
Global Business Travel Group I* (Hotels, Restaurants & Leisure)	482	4,473
Global Industrial Co. (Trading Companies & Distributors)	52	1,289
Global Medical REIT, Inc. (Health Care REITs)	233	1,799
Global Net Lease, Inc. (Equity REIT—Diversified)	772	5,635
Global Water Resources, Inc. (Water Utilities)	44	506
Globalstar, Inc.* (Diversified Telecommunication Services)	2,803	5,802
GMS, Inc.* (Trading Companies & Distributors)	152	12,894
Gogo, Inc.* (Wireless Telecommunication Services)	249	2,014
GoHealth, Inc.* (Insurance)	18	241
Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	380	16,082
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	76	2,402
Golden Matrix Group, Inc.* (Entertainment)	79	156
Golden Ocean Group, Ltd. (Marine Transportation)	468	4,193
Goosehead Insurance, Inc.—Class A (Insurance)	86	9,221
GoPro, Inc.*—Class A (Household Durables)	481	524

Common Stocks, continued

	Shares	Value
GrafTech International, Ltd. (Electrical Equipment)	995	$1,721
Graham Corp. (Machinery)	39	1,734
Graham Holdings Co.—Class B (Diversified Consumer Services)	12	10,463
Granite Construction, Inc. (Construction & Engineering)	169	14,823
Granite Point Mortgage Trust, Inc. (Mortgage REITs)	193	538
Granite Ridge Resources, Inc. (Oil, Gas & Consumable Fuels)	202	1,305
Gray Television, Inc. (Media)	329	1,036
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	253	2,856
Great Southern Bancorp, Inc. (Banks)	33	1,970
Green Brick Partners, Inc.* (Household Durables)	120	6,779
Green Dot Corp.*—Class A (Consumer Finance)	206	2,192
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	245	2,323
Greene County Bancorp, Inc. (Banks)	27	748
Greenlight Capital Re, Ltd.*—Class A (Insurance)	106	1,484
Greenwich Lifesciences, Inc.* (Biotechnology)	23	258
Greif, Inc.—Class A (Containers & Packaging)	96	5,868
Greif, Inc.—Class B (Containers & Packaging)	19	1,289
Grid Dynamics Holdings, Inc.* (IT Services)	220	4,893
Griffon Corp. (Building Products)	144	10,263
Grindr, Inc.* (Interactive Media & Services)	94	1,677
Group 1 Automotive, Inc. (Specialty Retail)	51	21,496
Groupon, Inc.* (Broadline Retail)	89	1,080
GrowGeneration Corp.* (Specialty Retail)	215	363
Guaranty Bancshares, Inc. (Banks)	30	1,038
Guardant Health, Inc.* (Health Care Providers & Services)	454	13,870
Guardian Pharmacy Services, Inc.* (Consumer Staples Distribution & Retail)	33	669
Gulport Energy Corp.* (Oil, Gas & Consumable Fuels)	50	9,210
Gyre Therapeutics, Inc.* (Biotechnology)	27	327
H&E Equipment Services, Inc. (Trading Companies & Distributors)	124	6,071
H.B. Fuller Co. (Chemicals)	210	14,171
HA Sustainable Infrastructure Capital, Inc. (Financial Services)	444	11,913
Haemonetics Corp.* (Health Care Equipment & Supplies)	193	15,069
Hallador Energy Co.* (Oil, Gas & Consumable Fuels)	97	1,111
Halozyme Therapeutics, Inc.* (Biotechnology)	479	22,901
Hamilton Beach Brands Holding Co.*—Class A (Household Durables)	31	522
Hamilton Insurance Group, Ltd.*—Class B (Insurance)	152	2,893
Hamilton Lane, Inc.—Class A (Capital Markets)	148	21,912
Hancock Whitney Corp. (Banks)	333	18,222
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	1,358	11,054
Hanmi Financial Corp. (Banks)	116	2,740
HarborOne Bancorp, Inc. (Banks)	147	1,739
Harmonic, Inc.* (Communications Equipment)	424	5,610
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	146	5,024

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Harrow, Inc.* (Pharmaceuticals)	117	$3,925
Harvard Bioscience, Inc.* (Life Sciences Tools & Services)	157	331
Haverty Furniture Cos., Inc. (Specialty Retail)	56	1,247
Hawaiian Electric Industries, Inc. (Electric Utilities)	637	6,198
Hawkins, Inc. (Chemicals)	74	9,078
HBT Financial, Inc. (Banks)	49	1,073
HCI Group, Inc. (Insurance)	32	3,729
Health Catalyst, Inc.* (Health Care Technology)	230	1,626
Healthcare Services Group, Inc. (Commercial Services & Supplies)	283	3,287
HealthEquity, Inc.* (Health Care Providers & Services)	330	31,665
HealthStream, Inc. (Health Care Technology)	94	2,989
Heartland Express, Inc. (Ground Transportation)	179	2,008
Heartland Financial USA, Inc.* (Banks)	163	9,993
Hecla Mining Co. (Metals & Mining)	2,258	11,087
Heidrick & Struggles International, Inc. (Professional Services)	77	3,412
Heilos Technologies, Inc. (Machinery)	128	5,714
Helen of Troy, Ltd.* (Household Durables)	88	5,265
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	554	5,163
Helmerich & Payne, Inc. (Energy Equipment & Services)	371	11,879
Herbalife, Ltd.* (Personal Care Products)	388	2,596
Herc Holdings, Inc. (Trading Companies & Distributors)	108	20,448
Heritage Commerce Corp. (Banks)	229	2,148
Heritage Financial Corp. (Banks)	130	3,185
Heritage Insurance Holdings, Inc.* (Insurance)	88	1,065
Heron Therapeutics, Inc.* (Biotechnology)	451	690
Hertz Global Holdings, Inc.* (Ground Transportation)	472	1,728
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	155	498
HighPeak Energy, Inc.(a) (Oil, Gas & Consumable Fuels)	56	823
Hillenbrand, Inc. (Machinery)	270	8,311
HilleVax, Inc.* (Biotechnology)	121	250
Hillman Solutions Corp. (Machinery)	755	7,354
Hilltop Holdings, Inc.* (Banks)	179	5,125
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	275	10,711
Himalaya Shipping, Ltd. (Marine Transportation)	114	554
Hims & Hers Health, Inc.* (Health Care Providers & Services)	729	17,627
Hingham Institution for Savings (Banks)	6	1,525
Hippo Holdings, Inc.* (Insurance)	77	2,061
HireQuest, Inc. (Professional Services)	21	297
HNI Corp. (Commercial Services & Supplies)	182	9,167
Holley, Inc.* (Automobile Components)	179	541
Hologic, Inc.* (Biotechnology)	121	747
Home Bancorp, Inc. (Banks)	27	1,248
Home BancShares, Inc. (Banks)	716	20,262
HomeStreet, Inc.* (Banks)	70	799
HomeTrust Bancshares, Inc. (Banks)	57	1,920
Hooker Funrishings Corp. (Household Durables)	41	574
Hope Bancorp, Inc. (Banks)	446	5,481
Horace Mann Educators Corp. (Insurance)	158	6,198

Common Stocks, continued

	Shares	Value
Horizon Bancorp, Inc. (Banks)	167	$2,690
Hovnanian Enterprises, Inc.*—Class A (Household Durables)	19	2,543
Hub Group, Inc.—Class A (Air Freight & Logistics)	230	10,249
Hudson Pacific Properties, Inc. (Office REITs)	526	1,594
Hudson Technologies, Inc.* (Trading Companies & Distributors)	171	954
Humacyte, Inc.* (Biotechnology)	338	1,707
Huron Consulting Group, Inc.* (Professional Services)	68	8,450
Hut 8 Corp.* (Software)	311	6,372
Hyliion Holdings Corp.* (Machinery)	536	1,399
Hyster-Yale, Inc.—Class A (Machinery)	44	2,241
I3 Verticals, Inc.*—Class A (Financial Services)	89	2,051
i-80 Gold Corp.* (Metals & Mining)	1,217	590
IBEX Holdings, Ltd.* (Professional Services)	33	709
Ibotta, Inc.*—Class A (Media)	60	3,905
ICF International, Inc. (Professional Services)	72	8,583
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	127	4,092
ICU Medical, Inc.* (Health Care Equipment & Supplies)	82	12,724
Ideaya Biosciences, Inc.* (Biotechnology)	325	8,353
IDT Corp.—Class B (Diversified Telecommunication Services)	59	2,804
IES Holdings, Inc.* (Construction & Engineering)	32	6,431
IGM Biosciences, Inc.*(a) (Biotechnology)	59	360
iHeartMedia, Inc.*—Class A (Media)	404	800
IMAX Corp.* (Entertainment)	165	4,224
Immersion Corp. (Technology Hardware, Storage & Peripherals)	118	1,030
ImmunityBio, Inc.*(a) (Biotechnology)	556	1,423
Immunome, Inc.* (Biotechnology)	198	2,103
Immunovant, Inc.* (Biotechnology)	223	5,524
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	88	12,783
Inari Medical, Inc.* (Health Care Equipment & Supplies)	203	10,363
Independence Realty Trust, Inc. (Residential REITs)	869	17,240
Independent Bank Corp. (Banks)	163	10,463
Independent Bank Corp. (Banks)	77	2,682
Independent Bank Group, Inc. (Banks)	139	8,433
indie Semiconductor, Inc.*—Class A (Semiconductors & Semiconductor Equipment)	630	2,552
Industrial Logistics Properties Trust (Industrial REITs)	251	916
Infinera Corp.*(a) (Communications Equipment)	778	5,111
Information Services Group, Inc. (IT Services)	137	458
InfuSystem Holdings, Inc.* (Health Care Providers & Services)	76	642
Ingevity Corp.* (Chemicals)	140	5,705
Ingles Markets, Inc.—Class A (Consumer Staples Distribution & Retail)	56	3,609
Inhibrx Biosciences, Inc.* (Biotechnology)	45	693
Inmode, Ltd.* (Health Care Equipment & Supplies)	277	4,626
Inmune Bio, Inc.* (Biotechnology)	52	243
Innodata, Inc.* (Professional Services)	104	4,110

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 147

Common Stocks, continued

	Shares	Value
Innospec, Inc. (Chemicals)	96	$10,566
Innovage Holding Corp.* (Health Care Providers & Services)	73	287
Innovative Industrial Properties, Inc. (Industrial REITs)	108	7,197
Innovex International, Inc.* (Energy Equipment & Services)	131	1,830
Innovid Corp.* (Media)	416	1,285
Innoviva, Inc.* (Pharmaceuticals)	213	3,696
Inogen, Inc.* (Health Care Equipment & Supplies)	91	834
Inovio Pharmaceuticals, Inc.* (Biotechnology)	100	183
Inozyme Pharma, Inc.* (Biotechnology)	201	557
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	105	15,971
Insmed, Inc.* (Biotechnology)	663	45,773
Insperity, Inc. (Professional Services)	138	10,696
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	84	760
Installed Building Products, Inc. (Household Durables)	92	16,123
Insteel Industries, Inc. (Building Products)	72	1,945
Intapp, Inc.* (Software)	205	13,138
Integer Holdings Corp.* (Health Care Equipment & Supplies)	128	16,963
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	260	5,897
Integral Ad Science Holding Corp.* (Media)	280	2,923
Intellia Therapeutics, Inc.* (Biotechnology)	390	4,547
Inter Parfums, Inc. (Personal Care Products)	70	9,207
InterDigital, Inc. (Software)	97	18,791
Interface, Inc. (Commercial Services & Supplies)	221	5,381
International Bancshares Corp. (Banks)	208	13,137
International Game Technology PLC (Hotels, Restaurants & Leisure)	437	7,717
International Money Express, Inc.* (Financial Services)	122	2,541
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	157	5,643
Intrepid Potash, Inc.* (Chemicals)	42	921
Intuitive Machines, Inc.* (Aerospace & Defense)	117	2,125
InvenTrust Properties Corp. (Retail REITs)	298	8,979
Invesco Mortgage Capital, Inc. (Mortgage REITs)	212	1,707
Investar Holding Corp. (Banks)	36	791
Investors Title Co.* (Insurance)	5	1,184
Invivyd, Inc.* (Biotechnology)	305	135
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	773	32,289
Iovance Biotheraputics, Inc.* (Biotechnology)	1,055	7,807
iRadimed Corp. (Health Care Equipment & Supplies)	31	1,705
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	120	10,820
iRobot Corp.* (Household Durables)	115	891
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	544	2,410
Ispire Technology, Inc.* (Tobacco)	74	372
iTeos Therapeutics, Inc.* (Biotechnology)	102	783
Itron, Inc.* (Electronic Equipment, Instruments & Components)	174	18,893
Ivanhoe Electric, Inc.* (Metals & Mining)	321	2,424

Common Stocks, continued

	Shares	Value
J & J Snack Foods Corp. (Food Products)	59	$9,153
J Jill, Inc. (Specialty Retail)	23	635
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	74	3,081
Jackson Financial, Inc.—Class A (Financial Services)	288	25,080
JAKKS Pacific, Inc.* (Leisure Products)	31	873
James River Group Holdings, Ltd. (Insurance)	144	701
Jamf Holding Corp.* (Software)	315	4,426
Janus International Group, Inc.* (Building Products)	545	4,006
Janux Therapeutics, Inc.* (Biotechnology)	108	5,782
Jasper Therapeutics, Inc.* (Biotechnology)	44	941
JBG SMITH Properties (Office REITs)	313	4,811
JELD-WEN Holding, Inc.* (Building Products)	325	2,662
JetBlue Airways Corp.* (Passenger Airlines)	1,200	9,432
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,661	13,504
John B. Sanfilippo & Son, Inc. (Food Products)	34	2,962
John Bean Technologies Corp. (Machinery)	181	23,005
John Marshall Bancorp, Inc. (Banks)	48	964
John Wiley & Sons, Inc.—Class A (Media)	153	6,688
Johnson Outdoors, Inc.—Class A (Leisure Products)	18	594
Kadant, Inc. (Machinery)	45	15,525
Kaiser Aluminum Corp. (Metals & Mining)	61	4,286
Kaltura, Inc.* (Software)	375	825
KalVista Pharmaceuticals, Inc.* (Biotechnology)	131	1,110
KAR Auction Services, Inc.* (Commercial Services & Supplies)	413	8,194
Karat Packaging, Inc. (Trading Companies & Distributors)	26	787
KB Home (Household Durables)	250	16,430
Kearney Financial Corp. (Banks)	210	1,487
Kelly Services, Inc.—Class A (Professional Services)	119	1,659
Kennametal, Inc. (Machinery)	299	7,182
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	437	4,366
Keros Therapeutics, Inc.* (Biotechnology)	118	1,868
Kforce, Inc. (Professional Services)	70	3,969
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	94	1,761
KinderCare Learning Cos., Inc.* (Diversified Consumer Services)	107	1,905
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	147	8,336
Kingsway Financial Services, Inc.* (Insurance)	49	410
Kiniksa Pharmaceuticals International PLC* (Biotechnology)	148	2,927
Kite Realty Group Trust (Retail REITs)	835	21,076
KKR Real Estate Finance Trust, Inc. (Mortgage REITs)	226	2,283
Knife River Corp. (Construction Materials)	218	22,158
Knowles Corp.* (Electronic Equipment, Instruments & Components)	334	6,657
Kodiak Gas Services, Inc. (Energy Equipment & Services)	125	5,104
Kodiak Sciences, Inc.* (Biotechnology)	125	1,244
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	212	18,108
Koppers Holdings, Inc. (Chemicals)	76	2,462

See accompanying notes to financial statements.

148 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Korn Ferry (Professional Services)	200	$13,490
Korro Bio, Inc.* (Biotechnology)	23	876
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,798	6,149
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	569	15,010
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	329	3,267
Kronos Worldwide, Inc.* (Chemicals)	84	819
Krystal Biotech, Inc.* (Biotechnology)	95	14,883
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	204	9,519
Kura Oncology, Inc.* (Biotechnology)	279	2,430
Kura Sushi USA, Inc.*—Class A (Hotels, Restaurants & Leisure)	23	2,083
Kymera Therapeutics, Inc.* (Biotechnology)	180	7,241
Kyverna Therapeutics, Inc.* (Biotechnology)	99	370
L.B. Foster Co.—Class A (Machinery)	35	942
Ladder Capital Corp. (Mortgage REITs)	436	4,879
Lakeland Financial Corp. (Banks)	96	6,601
Lancaster Colony Corp. (Food Products)	75	12,986
Landec Corp.* (Life Sciences Tools & Services)	87	646
Lands' End, Inc.* (Specialty Retail)	54	710
Landsea Home Corp.* (Household Durables)	69	586
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	265	23,707
LanzaTech Global, Inc.* (Commercial Services & Supplies)	430	589
Larimar Therapeutics, Inc.* (Biotechnology)	162	627
Latham Group, Inc.* (Leisure Products)	156	1,086
Laureate Education, Inc.*—Class A (Diversified Consumer Services)	501	9,163
Lawson Products, Inc.* (Trading Companies & Distributors)	40	1,376
La-Z-Boy, Inc. (Household Durables)	163	7,102
LCI Industries (Automobile Components)	95	9,822
LCNB Corp. (Banks)	49	741
Legacy Housing Corp.* (Household Durables)	43	1,061
Legalzoom.com, Inc.* (Professional Services)	493	3,702
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	78	7,187
Lemonade, Inc.* (Insurance)	201	7,373
LendingClub Corp.* (Consumer Finance)	425	6,881
LendingTree, Inc.* (Consumer Finance)	38	1,473
LENZ Therapeutics, Inc.* (Biotechnology)	48	1,386
Leonardo DRS, Inc.* (Aerospace & Defense)	283	9,144
Leslie's, Inc.* (Specialty Retail)	691	1,541
Lexeo Therapeutics, Inc.* (Biotechnology)	91	599
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	441	326
Lexington Realty Trust (Industrial REITs)	1,117	9,070
LGI Homes, Inc.* (Household Durables)	80	7,152
Liberty Energy, Inc. (Energy Equipment & Services)	608	12,093
Liberty Latin America, Ltd.*—Class A (Diversified Telecommunication Services)	121	770
Liberty Latin America, Ltd.*—Class C (Diversified Telecommunication Services)	498	3,157
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	238	5,265
Life360, Inc.* (Software)	39	1,610
LifeMD, Inc.* (Health Care Technology)	140	693

Common Stocks, continued

	Shares	Value
LifeStance Health Group, Inc.* (Health Care Providers & Services)	536	$3,950
Lifetime Brands, Inc. (Household Durables)	48	284
Lifeway Foods, Inc.* (Food Products)	17	422
Lifezone Metals, Ltd.* (Metals & Mining)	140	973
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	67	7,179
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	461	968
Limbach Holdings, Inc.* (Construction & Engineering)	39	3,336
Limoneira Co.* (Food Products)	64	1,565
Lincoln Educational Services Corp.* (Diversified Consumer Services)	100	1,582
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	138	1,637
Lindsay Corp. (Machinery)	42	4,969
Lineage Cell Therapeutics, Inc.* (Biotechnology)	568	285
Linkbancorp, Inc. (Banks)	85	636
Lions Gate Entertainment Corp.*—Class A (Entertainment)	229	1,956
Lions Gate Entertainment Corp.*—Class B (Entertainment)	478	3,609
Liquidia Corp.* (Pharmaceuticals)	244	2,869
Liquidity Services, Inc.* (Commercial Services & Supplies)	82	2,648
LivaNova PLC* (Health Care Equipment & Supplies)	210	9,725
Live Oak Bancshares, Inc. (Banks)	133	5,260
LiveOne, Inc.* (Entertainment)	288	423
LiveRamp Holdings, Inc.* (Software)	254	7,714
Livewire Group, Inc.* (Automobiles)	70	337
LSB Industries, Inc.* (Chemicals)	205	1,556
LSI Industries, Inc.[1] (Electrical Equipment)	110	2,136
LTC Properties, Inc. (Health Care REITs)	172	5,943
Lumen Technologies, Inc. (Diversified Telecommunication Services)	3,890	20,656
Luminar Technologies, Inc.*(a) (Automobile Components)	86	463
Luxfer Holdings PLC (Machinery)	103	1,348
Lyell Immunopharma, Inc.* (Biotechnology)	618	396
Lyra Therapeutics, Inc.* (Pharmaceuticals)	186	38
M/I Homes, Inc.* (Household Durables)	102	13,561
Mack-Cali Realty Corp. (Residential REITs)	302	5,022
MacroGenics, Inc.* (Biotechnology)	236	767
Madison Square Garden Entertainment Corp.* (Entertainment)	152	5,411
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	69	21,291
Magnite, Inc.* (Media)	483	7,689
Magnolia Oil & Gas Corp.—Class A (Oil, Gas & Consumable Fuels)	666	15,571
Maiden Holdings, Ltd. (Insurance)	338	571
Malibu Boats, Inc.*—Class A (Leisure Products)	75	2,819
Mama's Creations, Inc.* (Food Products)	126	1,003
Mammoth Energy Services, Inc.* (Energy Equipment & Services)	93	279
Mannkind Corp.* (Biotechnology)	1,035	6,655
MARA Holdings, Inc.* (Software)	1,094	18,346
Maravai LifeSciences Holdings, Inc.*—Class A (Life Sciences Tools & Services)	424	2,311
Marcus & Millichap, Inc. (Real Estate Management & Development)	90	3,443

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 149

Common Stocks, continued

	Shares	Value
Marine Products Corp. (Leisure Products)	34	$312
MarineMax, Inc.* (Specialty Retail)	83	2,403
MarketWise, Inc. (Capital Markets)	151	86
Marqeta, Inc.*—Class A (Financial Services)	1,823	6,909
Marten Transport, Ltd. (Ground Transportation)	223	3,481
Masterbrand, Inc.* (Building Products)	487	7,115
MasterCraft Boat Holdings, Inc.* (Leisure Products)	63	1,201
Materion Corp. (Metals & Mining)	79	7,812
Mativ Holdings, Inc. (Chemicals)	207	2,256
Matrix Service Co.* (Construction & Engineering)	102	1,221
Matson, Inc. (Marine Transportation)	126	16,991
Matterport, Inc.* (Software)	1,020	4,835
Matthews International Corp.—Class A (Commercial Services & Supplies)	114	3,156
Maui Land & Pineapple Co., Inc.* (Real Estate Management & Development)	29	637
MaxCyte, Inc.* (Life Sciences Tools & Services)	402	1,672
Maximus, Inc. (Professional Services)	231	17,244
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	307	6,072
Mayville Engineering Co., Inc.* (Machinery)	49	770
MBIA, Inc.* (Insurance)	172	1,111
MBX Biosciences, Inc.* (Pharmaceuticals)	43	792
McGrath RentCorp (Trading Companies & Distributors)	94	10,511
Medallion Financial Corp.* (Consumer Finance)	71	667
MediaAlpha, Inc.*—Class A (Interactive Media & Services)	115	1,298
Medifast, Inc. (Personal Care Products)	41	722
MediWound, Ltd.* (Pharmaceuticals)	30	534
Mednax, Inc.* (Health Care Providers & Services)	331	4,343
MeiraGTx Holdings PLC* (Biotechnology)	179	1,090
Mercantile Bank Corp. (Banks)	61	2,714
Merchants Bancorp (Financial Services)	70	2,553
Mercury General Corp. (Insurance)	103	6,847
Mercury Systems, Inc.* (Aerospace & Defense)	200	8,400
MeridianLink, Inc.* (Software)	126	2,602
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	220	21,278
Meritage Homes Corp. (Household Durables)	138	21,226
Mersana Therapeutics, Inc.* (Biotechnology)	436	623
Mesa Laboratories, Inc. (Life Sciences Tools & Services)	20	2,637
Metagenomi, Inc.* (Biotechnology)	105	379
Metals Acquisition, Ltd.*—Class A (Metals & Mining)	207	2,198
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	135	1,592
Metrocity Bankshares, Inc. (Banks)	71	2,268
Metropolitan Bank Holding Corp.* (Banks)	41	2,394
MFA Financial, Inc.* (Mortgage REITs)	393	4,005
MGE Energy, Inc. (Electric Utilities)	140	13,154
MGP Ingredients, Inc. (Beverages)	54	2,126
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	808	1,058
Mid Penn Bancorp, Inc. (Banks)	57	1,644
Middlefield Banc Corp. (Banks)	28	785
Middlesex Water Co. (Water Utilities)	68	3,579
Midland States Bankcorp, Inc. (Banks)	79	1,928

Common Stocks, continued

	Shares	Value
MidWestOne Financial Group, Inc.* (Banks)	71	$2,068
Miller Industries, Inc. (Machinery)	43	2,810
MillerKnoll, Inc. (Commercial Services & Supplies)	268	6,054
MiMedx Group, Inc.* (Biotechnology)	456	4,387
Mind Medicine MindMed, Inc.* (Pharmaceuticals)	310	2,158
Minerals Technologies, Inc. (Chemicals)	122	9,298
Mineralys Therapeutics, Inc.* (Biotechnology)	110	1,354
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	794	13,855
Mirum Pharmaceuticals, Inc.* (Biotechnology)	153	6,327
Mission Produce, Inc.* (Food Products)	167	2,400
Mister Car Wash, Inc.* (Diversified Consumer Services)	364	2,654
Mistras Group, Inc.* (Professional Services)	81	734
Mitek Systems, Inc.* (Software)	176	1,959
Modine Manufacturing Co.* (Automobile Components)	199	23,071
ModivCare, Inc.* (Health Care Providers & Services)	43	509
Moelis & Co.—Class A (Capital Markets)	272	20,095
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	49	3,866
MoneyLion, Inc.* (Consumer Finance)	33	2,838
Monro, Inc. (Specialty Retail)	115	2,852
Montauk Renewables, Inc.* (Independent Power/Renewable Electricity Producers)	254	1,011
Monte Rosa Therapeutics, Inc.* (Biotechnology)	159	1,103
Montrose Environemental Group, Inc.* (Commercial Services & Supplies)	122	2,263
Moog, Inc.—Class A (Aerospace & Defense)	109	21,455
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	58	1,141
Mr. Cooper Group, Inc.* (Financial Services)	242	23,234
MRC Global, Inc.* (Trading Companies & Distributors)	324	4,141
Mueller Industries, Inc. (Machinery)	429	34,045
Mueller Water Products, Inc.—Class A (Machinery)	597	13,433
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	551	16,673
MVB Financial Corp. (Banks)	44	911
Myers Industries, Inc. (Containers & Packaging)	141	1,557
MYR Group, Inc.* (Construction & Engineering)	62	9,224
Myriad Genetics, Inc.* (Biotechnology)	344	4,716
N-able, Inc.* (Software)	275	2,569
Nabors Industries, Ltd.* (Energy Equipment & Services)	35	2,001
NACCO Industries, Inc.*—Class A (Oil, Gas & Consumable Fuels)	16	477
NANO Nuclear Energy, Inc.* (Electrical Equipment)	17	423
Nano-X Imaging, Ltd.* (Health Care Providers & Services)	211	1,519
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	135	4,801
Nathan's Famous, Inc. (Hotels, Restaurants & Leisure)	11	865
National Bank Holdings Corp.—Class A (Banks)	142	6,115
National Bankshares, Inc. (Banks)	22	632
National Beverage Corp. (Beverages)	90	3,840
See accompanying notes to financial statements.

150 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
National CineMedia, Inc.*[1] (Media)	268	$1,780
National Health Investors, Inc. (Health Care REITs)	161	11,157
National HealthCare Corp. (Health Care Providers & Services)	48	5,163
National Presto Industries, Inc.* (Aerospace & Defense)	20	1,968
National Research Corp. (Health Care Providers & Services)	58	1,023
National Vision Holdings, Inc.* (Specialty Retail)	299	3,116
Natural Gas Services Group, Inc.* (Energy Equipment & Services)	41	1,099
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	36	1,430
Nature's Sunshine Products, Inc. (Personal Care Products)	49	718
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	187	314
Navient Corp. (Consumer Finance)	298	3,960
Navitas Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	485	1,731
NB Bancorp, Inc.* (Banks)	150	2,709
NBT Bancorp, Inc. (Banks)	177	8,454
NCR Atleos Corp.* (Financial Services)	277	9,396
NCR Voyix Corp.* (Software)	559	7,737
Nektar Therapeutics* (Pharmaceuticals)	686	638
Nelnet, Inc.—Class A (Consumer Finance)	55	5,875
Neogen Corp.* (Health Care Equipment & Supplies)	838	10,173
NeoGenomics, Inc.* (Health Care Providers & Services)	490	8,075
NerdWallet, Inc.*—Class A (Consumer Finance)	135	1,796
Nerdy, Inc.* (Diversified Consumer Services)	291	471
Net Lease Office Properties (Office REITs)	57	1,779
Net Power, Inc.* (Electrical Equipment)	83	879
NETGEAR, Inc.* (Communications Equipment)	107	2,982
NetScout Systems, Inc.* (Communications Equipment)	266	5,762
NETSTREIT Corp. (Retail REITs)	299	4,231
Neumora Therapeutics, Inc.* (Pharmaceuticals)	323	3,424
Neurogene, Inc.* (Biotechnology)	40	914
NeuroPace, Inc.* (Health Care Equipment & Supplies)	53	593
Nevro Corp.* (Health Care Equipment & Supplies)	141	525
New Jersey Resources Corp. (Gas Utilities)	378	17,633
New York Community Bancorp, Inc. (Banks)	975	9,097
New York Mortgage Trust, Inc. (Mortgage REITs)	349	2,116
Newmark Group, Inc.—Class A (Real Estate Management & Development)	506	6,482
Newpark Resources, Inc.* (Energy Equipment & Services)	323	2,477
NewtekOne, Inc.* (Financial Services)	94	1,200
NexPoint Diversified Real Estate Trust (Equity REIT—Diversified)	127	775
Nexpoint Real Estate Finance, Inc. (Mortgage REITs)	31	486
NexPoint Residential Trust, Inc. (Residential REITs)	86	3,591
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	444	3,423

Common Stocks, continued

	Shares	Value
Nextdoor Holdings, Inc.* (Interactive Media & Services)	662	$1,569
NextNav, Inc.* (Software)	297	4,621
NEXTracker, Inc.*—Class A (Electrical Equipment)	554	20,239
NI Holdings, Inc.* (Insurance)	30	471
Nicolet Bankshares, Inc.* (Banks)	52	5,455
Nkarta, Inc.* (Biotechnology)	203	505
NL Industries, Inc.* (Commercial Services & Supplies)	32	249
nLight, Inc.* (Electronic Equipment, Instruments & Components)	179	1,878
NMI Holdings, Inc.* (Financial Services)	302	11,102
NN, Inc. (Machinery)	179	585
Noble Corp. PLC (Energy Equipment & Services)	531	16,673
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	783	1,958
Northeast Bank (Banks)	27	2,477
Northeast Community Bancorp, Inc. (Banks)	47	1,150
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	381	14,158
Northern Technologies International Corp. (Chemicals)	30	405
Northfield Bancorp, Inc. (Banks)	146	1,697
Northrim Bancorp, Inc. (Banks)	20	1,559
Northwest Bancshares, Inc. (Banks)	490	6,463
Northwest Natural Holding Co. (Gas Utilities)	148	5,855
Northwest Pipe Co.* (Construction & Engineering)	37	1,786
NorthWestern Energy Group, Inc. (Multi-Utilities)	237	12,670
Norwood Financial Corp. (Banks)	28	762
NovaGold Resources, Inc.* (Metals & Mining)	937	3,120
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	138	21,082
Novavax, Inc.* (Biotechnology)	592	4,760
Novocure, Ltd.* (Health Care Equipment & Supplies)	409	12,188
Nu Skin Enterprises, Inc.—Class A (Personal Care Products)	191	1,316
Nurix Therapeutics, Inc.* (Biotechnology)	270	5,087
NuScale Power Corp.* (Electrical Equipment)	326	5,845
Nuvalent, Inc.*—Class A (Biotechnology)	135	10,568
Nuvation Bio, Inc.* (Pharmaceuticals)	697	1,854
NV5 Global, Inc.* (Professional Services)	220	4,145
NVE Corp. (Semiconductors & Semiconductor Equipment)	18	1,466
Oak Valley Bancorp. (Banks)	26	761
Oceaneering International, Inc.* (Energy Equipment & Services)	388	10,119
OceanFirst Financial Corp. (Banks)	221	4,000
Ocugen, Inc.* (Biotechnology)	1,100	886
Ocular Therapeutix, Inc.* (Pharmaceuticals)	598	5,107
Offerpad Solutions, Inc.* (Real Estate Management & Development)	40	114
OFG Bancorp (Banks)	177	7,491
O-I Glass, Inc. (Containers & Packaging)	595	6,449
Oil States International, Inc.* (Energy Equipment & Services)	232	1,174
Oil-Dri Corp. of America (Household Products)	19	1,665
Olaplex Holdings, Inc.* (Personal Care Products)	533	922

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 151

Common Stocks, continued

	Shares	Value
Old National Bancorp (Banks)	1,209	$26,240
Old Second Bancorp, Inc. (Banks)	167	2,969
Olema Pharmaceuticals, Inc.* (Biotechnology)	157	915
Olo, Inc.*—Class A (Software)	403	3,095
Olympic Steel, Inc. (Metals & Mining)	38	1,247
Omega Flex, Inc. (Machinery)	14	588
Omeros Corp.* (Pharmaceuticals)	215	2,124
OmniAb, Inc.* (Life Sciences Tools & Services)	355	1,257
Omnicell, Inc.* (Health Care Equipment & Supplies)	175	7,791
ON24, Inc.* (Software)	106	685
ONE Gas, Inc. (Gas Utilities)	216	14,958
One Liberty Properties, Inc. (Equity REIT—Diversified)	61	1,662
OneSpan, Inc.* (Software)	146	2,707
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	386	7,681
OneWater Marine, Inc.* (Specialty Retail)	46	799
Onity Group, Inc.* (Financial Services)	25	768
Ooma, Inc.* (Software)	96	1,350
Open Lending Corp.* (Capital Markets)	393	2,346
Opendoor Technologies, Inc.* (Real Estate Management & Development)	2,421	3,874
OPKO Health, Inc.* (Health Care Providers & Services)	1,252	1,840
OppFi, Inc.* (Consumer Finance)	73	559
OptimizeRx Corp.* (Health Care Technology)	68	330
Option Care Health, Inc.* (Health Care Providers & Services)	659	15,289
Orange County Bancorp, Inc. (Banks)	20	1,111
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	277	1,000
Orchestra BioMed Holdings, Inc.* (Health Care Equipment & Supplies)	94	376
Orchid Island Capital, Inc. (Mortgage REITs)	302	2,350
Organogenesis Holdings, Inc.* (Biotechnology)	277	886
ORIC Pharmaceuticals, Inc.* (Biotechnology)	237	1,913
Origin Bancorp, Inc. (Banks)	113	3,762
Orion Group Holdings, Inc.* (Construction & Engineering)	139	1,019
Orion Office REIT, Inc. (Office REITs)	216	801
Orion SA (Chemicals)	221	3,490
Ormat Technologies, Inc. (Independent Power/Renewable Electricity Producers)	222	15,035
Orrstown Financial Services, Inc. (Banks)	71	2,599
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	132	2,305
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	64	1,484
Oscar Health, Inc.* (Insurance)	765	10,282
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	61	10,213
Otter Tail Corp. (Electric Utilities)	159	11,741
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	178	2,175
Outbrain, Inc.* (Interactive Media & Services)	150	1,077
Outfront Media, Inc. (Specialized REITs)	569	10,094
Outlook Therapeutics, Inc.* (Biotechnology)	59	112
Ovid Therapeutics, Inc.* (Biotechnology)	226	211
Owens & Minor, Inc. (Health Care Providers & Services)	290	3,790

Common Stocks, continued

	Shares	Value
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	57	$4,490
P10, Inc.—Class A (Capital Markets)	157	1,980
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,051	1,923
Pacific Premier Bancorp, Inc. (Banks)	368	9,171
Pacira BioSciences, Inc.* (Pharmaceuticals)	176	3,316
Pacs Group, Inc.* (Health Care Providers & Services)	148	1,940
Pactiv Evergreen, Inc.* (Containers & Packaging)	156	2,725
Pagaya Technologies, Ltd.*—Class A (Software)	138	1,282
PagerDuty, Inc.* (Software)	344	6,281
Pagseguro Digital, Ltd.*—Class A (Financial Services)	725	4,539
Palomar Holdings, Inc.* (Insurance)	99	10,453
PAM Transportation Services, Inc.* (Ground Transportation)	23	377
Pangaea Logistics Solutions, Ltd. (Marine Transportation)	120	643
Papa John's International, Inc. (Hotels, Restaurants & Leisure)	128	5,257
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	209	3,426
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	129	9,374
Paragon 28, Inc.* (Health Care Equipment & Supplies)	181	1,870
Paramount Group, Inc.* (Office REITs)	709	3,502
Park Aerospace Corp. (Aerospace & Defense)	70	1,026
Park National Corp. (Banks)	55	9,429
Parke Bancorp, Inc.* (Banks)	40	820
Park-Ohio Holdings Corp.* (Machinery)	35	919
Pathward Financial, Inc. (Banks)	97	7,137
Patria Investments, Ltd.—Class A (Capital Markets)	215	2,500
Patrick Industries, Inc. (Automobile Components)	125	10,385
Patterson Cos., Inc. (Health Care Providers & Services)	303	9,351
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	1,495	12,349
Payoneer Global, Inc.* (Financial Services)	1,115	11,195
Paysafe, Ltd.* (Financial Services)	124	2,120
Paysign, Inc.* (Financial Services)	127	384
PBF Energy, Inc.—Class A (Oil, Gas & Consumable Fuels)	386	10,248
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	45	3,117
PCB Bancorp (Banks)	42	850
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	120	3,250
Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	486	10,177
Peakstone Realty Trust (Office REITs)	140	1,550
Peapack-Gladstone Financial Corp. (Banks)	64	2,051
Pebblebrook Hotel Trust (Hotel & Resort REITs)	459	6,219
Peloton Interactive, Inc.*—Class A (Leisure Products)	1,354	11,779
PennyMac Financial Services, Inc. (Financial Services)	103	10,520

See accompanying notes to financial statements.

152 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
PennyMac Mortgage Investment Trust (Mortgage REITs)	334	$4,205
Peoples Bancorp of North Carolina, Inc. (Banks)	17	531
Peoples Bancorp, Inc.* (Banks)	133	4,215
Peoples Financial Services Corp. (Banks)	35	1,791
PepGen, Inc.* (Biotechnology)	60	227
Perdoceo Education Corp. (Diversified Consumer Services)	252	6,670
Perella Weinberg Partners (Capital Markets)	199	4,744
Performant Financial Corp.* (Health Care Providers & Services)	272	821
Perimeter Solutions, Inc.* (Chemicals)	514	6,569
Perma-Fix Environmental Services, Inc.* (Commercial Services & Supplies)	56	620
Perpetua Resources Corp.* (Metals & Mining)	148	1,579
Perspective Therapeutics, Inc.* (Biotechnology)	208	664
Petco Health & Wellness Co., Inc.* (Specialty Retail)	324	1,234
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	151	1,226
Phibro Animal Health Corp.—Class A (Pharmaceuticals)	78	1,638
Phillips Edison & Co., Inc. (Retail REITs)	472	17,682
Phinia, Inc. (Automobile Components)	161	7,755
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	237	5,584
Phreesia, Inc.* (Health Care Technology)	213	5,359
Piedmont Lithium, Inc.* (Metals & Mining)	70	612
Piedmont Office Realty Trust, Inc.—Class A (Office REITs)	474	4,337
Pioneer Bancorp, Inc.* (Banks)	45	518
Piper Sandler Cos. (Capital Markets)	67	20,097
Pitney Bowes, Inc. (Commercial Services & Supplies)	623	4,511
PJT Partners, Inc.—Class A (Capital Markets)	90	14,203
Planet Labs PBC*—Class A (Professional Services)	829	3,349
PlayAGS, Inc.* (Hotels, Restaurants & Leisure)	151	1,741
Playstudios, Inc.* (Entertainment)	338	629
Plexus Corp.* (Electronic Equipment, Instruments & Components)	103	16,117
Pliant Therapeutics, Inc.* (Pharmaceuticals)	219	2,884
Plug Power, Inc.* (Electrical Equipment)	3,065	6,528
Plumas Bancorp* (Banks)	21	992
Plymouth Industrial REIT, Inc. (Industrial REITs)	154	2,741
Ponce Financial Group, Inc.* (Banks)	74	962
Porch Group, Inc.* (Software)	303	1,491
Portillo's, Inc.*—Class A (Hotels, Restaurants & Leisure)	208	1,955
Portland General Electric Co. (Electric Utilities)	400	17,447
Poseida Therapeutics, Inc.* (Biotechnology)	264	2,534
Postal Realty Trust, Inc.—Class A (Office REITs)	84	1,096
Potbelly Corp.* (Hotels, Restaurants & Leisure)	105	989
PotlatchDeltic Corp. (Specialized REITs)	305	11,971
Powell Industries, Inc. (Electrical Equipment)	36	7,979
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	218	13,451
Powerfleet, Inc.* (Electronic Equipment, Instruments & Components)	363	2,418
PRA Group, Inc.* (Consumer Finance)	149	3,113
Prairie Operating Co.* (Software)	16	111

Common Stocks, continued

	Shares	Value
Praxis Precision Medicines, Inc.* (Biotechnology)	66	$5,079
Precigen, Inc.* (Biotechnology)	518	580
Preferred Bank (Banks)	48	4,146
Preformed Line Products Co.* (Electrical Equipment)	9	1,150
Prelude Therapeutics, Inc.* (Biotechnology)	51	65
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	190	14,837
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	96	8,848
Prime Medicine, Inc.* (Biotechnology)	218	637
PrimeEnergy Resources Corp.* (Oil, Gas & Consumable Fuels)	3	659
Primis Financial Corp. (Banks)	78	909
Primo Brands Corp.* (Beverages)	607	18,678
Primoris Services Corp. (Construction & Engineering)	205	15,662
Princeton Bancorp, Inc. (Banks)	21	723
Priority Technology Holdings, Inc.* (Financial Services)	71	834
Privia Health Group, Inc.* (Health Care Providers & Services)	392	7,664
ProAssurance Corp. (Insurance)	196	3,118
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	171	13,769
Proficient Auto Logistics, Inc.* (Ground Transportation)	60	484
ProFrac Holding Corp.*—Class A (Energy Equipment & Services)	85	660
PROG Holdings, Inc. (Consumer Finance)	157	6,635
Progress Software Corp. (Software)	163	10,619
Progyny, Inc.* (Health Care Providers & Services)	305	5,261
ProKidney Corp.* (Biotechnology)	421	711
ProPetro Holding Corp.* (Energy Equipment & Services)	334	3,116
PROS Holdings, Inc.* (Software)	176	3,865
Protagonist Therapeutics, Inc.* (Biotechnology)	225	8,685
Prothena Corp. PLC* (Biotechnology)	163	2,258
Proto Labs, Inc.* (Machinery)	97	3,792
Provident Bancorp, Inc.* (Banks)	60	684
Provident Financial Services, Inc. (Banks)	484	9,133
PTC Therapeutics, Inc.* (Biotechnology)	293	13,226
PubMatic, Inc.*—Class A (Media)	161	2,365
Pulmonx Corp.* (Health Care Equipment & Supplies)	146	991
Pulse Biosciences, Inc.* (Health Care Equipment & Supplies)	70	1,219
Puma Biotechnology, Inc.* (Biotechnology)	162	494
Pure Cycle Corp.* (Water Utilities)	80	1,014
PureCycle Technologies, Inc.* (Chemicals)	474	4,859
Purple Innovation, Inc.* (Household Durables)	219	171
Pyxis Oncology, Inc.* (Biotechnology)	188	293
Q2 Holdings, Inc.* (Software)	226	22,747
Q32 Bio, Inc.* (Biotechnology)	23	79
QCR Holdings, Inc. (Banks)	63	5,080
Quad/Graphics, Inc. (Commercial Services & Supplies)	119	829
Quaker Chemical Corp. (Chemicals)	53	7,460
Qualys, Inc.* (Software)	143	20,051
Quanex Building Products Corp. (Building Products)	174	4,218

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 153

Common Stocks, continued

	Shares	Value
Quanterix Corp.* (Life Sciences Tools & Services)	138	$1,467
Quantum-Si, Inc.* (Life Sciences Tools & Services)	385	1,040
Quest Resource Holding Corp.* (Commercial Services & Supplies)	67	436
QuickLogic Corp.* (Semiconductors & Semiconductor Equipment)	53	599
QuinStreet, Inc.* (Interactive Media & Services)	207	4,775
Quipt Home Medical Corp.* (Health Care Providers & Services)	159	485
Qurate Retail, Inc.*—Class B (Broadline Retail)	4	12
Rackspace Technology, Inc.* (IT Services)	260	575
Radian Group, Inc. (Financial Services)	582	18,461
Radiant Logistics, Inc.* (Air Freight & Logistics)	136	911
RadNet, Inc.* (Health Care Providers & Services)	254	17,740
Ramaco Resources, Inc.—Class A (Metals & Mining)	101	1,036
Ramaco Resources, Inc.—Class B (Metals & Mining)	21	207
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	411	21,724
Ranger Energy Services, Inc.* (Energy Equipment & Services)	60	929
Ranpak Holdings Corp.* (Containers & Packaging)	165	1,135
Rapid7, Inc.* (Software)	238	9,575
Rapport Therapeutics, Inc.* (Pharmaceuticals)	36	639
RAPT Therapeutics, Inc.* (Biotechnology)	115	182
Rayonier Advanced Materials, Inc. (Chemicals)	246	2,030
RBB Bancorp (Banks)	63	1,291
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	32	1,839
RE/MAX Holdings, Inc.*—Class A (Real Estate Management & Development)	69	736
Ready Capital Corp. (Mortgage REITs)	621	4,235
Recursion Pharmaceuticals, Inc.*(a)—Class A (Biotechnology)	956	6,463
Red River Bancshares, Inc.* (Banks)	18	972
Red Rock Resorts, Inc.—Class A (Hotels, Restaurants & Leisure)	189	8,739
Red Violet, Inc.* (Software)	42	1,520
Redfin Corp.* (Real Estate Management & Development)	459	3,612
Redwire Corp.* (Aerospace & Defense)	87	1,432
Redwood Trust, Inc. (Mortgage REITs)	506	3,304
REGENXBIO, Inc.* (Biotechnology)	177	1,368
Regional Management Corp.* (Consumer Finance)	32	1,087
Regulus Therapeutics, Inc.* (Biotechnology)	243	384
Rekor Systems, Inc.* (Software)	283	441
Relay Therapeutics, Inc.* (Biotechnology)	468	1,928
Remitly Global, Inc.* (Financial Services)	574	12,955
Renasant Corp. (Banks)	240	8,580
Renovaro, Inc.* (Biotechnology)	444	371
Repay Holdings Corp.* (Financial Services)	333	2,541
Replimune Group, Inc.* (Biotechnology)	234	2,834
ReposiTrak, Inc. (Software)	45	996
Republic Bancorp, Inc.*—Class A (Banks)	32	2,236
Reservoir Media, Inc.* (Entertainment)	75	679
Resideo Technologies, Inc. (Building Products)	561	12,931

Common Stocks, continued

	Shares	Value
Resources Connection, Inc. (Professional Services)	129	$1,100
Retail Opportunity Investments Corp. (Retail REITs)	476	8,263
REV Group, Inc. (Machinery)	197	6,278
Revance Therapeutics, Inc.* (Pharmaceuticals)	400	1,216
REVOLUTION Medicines, Inc.* (Biotechnology)	643	28,125
Revolve Group, Inc.* (Specialty Retail)	147	4,923
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	59	2,460
RGC Resources, Inc. (Gas Utilities)	32	642
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	210	11,756
Ribbon Communications, Inc.* (Communications Equipment)	352	1,464
Richardson Electronics, Ltd.* (Electronic Equipment, Instruments & Components)	47	659
Rigel Pharmaceuticals, Inc.* (Biotechnology)	67	1,127
Rigetti Computing, Inc.*(a) (Semiconductors & Semiconductor Equipment)	606	9,248
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	44	1,404
Rimini Street, Inc.* (Software)	204	545
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	569	774
Riot Platforms, Inc.* (Software)	1,096	11,190
RLJ Lodging Trust (Hotel & Resort REITs)	586	5,983
Roadzen, Inc.* (Software)	145	316
Rocket Lab USA, Inc.* (Aerospace & Defense)	1,337	34,052
Rocket Pharmaceuticals, Inc.* (Biotechnology)	253	3,180
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	28	638
Rogers Corp.* (Electronic Equipment, Instruments & Components)	72	7,316
Root, Inc.*—Class A (Insurance)	33	2,395
RPC, Inc. (Energy Equipment & Services)	327	1,942
RumbleON, Inc.*—Class B (Specialty Retail)	66	358
Rush Enterprises, Inc.—Class A (Trading Companies & Distributors)	234	12,821
Rush Enterprises, Inc.—Class B (Trading Companies & Distributors)	34	1,851
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	292	4,006
RXO, Inc.* (Ground Transportation)	613	14,614
RxSight, Inc.* (Health Care Equipment & Supplies)	140	4,813
Ryerson Holding Corp.* (Metals & Mining)	104	1,925
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	225	23,476
S&T Bancorp, Inc. (Banks)	146	5,580
Sable Offshore Corp.* (Oil, Gas & Consumable Fuels)	194	4,443
Sabra Health Care REIT, Inc. (Health Care REITs)	909	15,744
Sabre Corp.* (Hotels, Restaurants & Leisure)	1,469	5,362
Safe Builders, Inc. (Marine Transportation)	232	828
Safehold, Inc. (Specialized REITs)	199	3,678
Safety Insurance Group, Inc. (Insurance)	56	4,614
Sage Therapeutics, Inc.* (Biotechnology)	210	1,140
Sally Beauty Holdings, Inc.* (Specialty Retail)	396	4,138
Sana Biotechnology, Inc.* (Biotechnology)	508	828
Sanara Medtech, Inc.* (Health Care Equipment & Supplies)	16	531

See accompanying notes to financial statements.

154 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels)	124	$1,452
Sandy Spring Bancorp, Inc. (Banks)	169	5,697
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	206	15,588
Sapiens International Corp. N.V. (Software)	118	3,171
Saul Centers, Inc. (Retail REITs)	40	1,552
Savara, Inc.* (Biotechnology)	443	1,360
Savers Value Village, Inc.* (Broadline Retail)	90	923
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	92	4,365
Schnitzer Steel Industries, Inc.*—Class A (Metals & Mining)	101	1,537
Scholar Rock Holding Corp.* (Biotechnology)	298	12,880
Scholastic Corp. (Media)	89	1,898
Schrodinger, Inc.* (Health Care Technology)	214	4,128
Scilex Holding Co.* (Pharmaceuticals)	279	119
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	171	8,497
scPharmaceuticals, Inc.* (Pharmaceuticals)	151	535
Seacoast Banking Corp. of Florida (Banks)	325	8,947
SEACOR Marine Holdings, Inc.* (Energy Equipment & Services)	94	617
Seadrill, Ltd.* (Energy Equipment & Services)	267	10,394
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	126	7,080
Select Energy Services, Inc.—Class A (Energy Equipment & Services)	351	4,647
Select Medical Holdings Corp. (Health Care Providers & Services)	416	7,842
Selective Insurance Group, Inc. (Insurance)	234	21,885
Selectquote, Inc.* (Insurance)	522	1,942
Semler Scientific, Inc.* (Health Care Equipment & Supplies)	18	972
SEMrush Holdings, Inc.* (Software)	141	1,675
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	279	17,255
Seneca Foods Corp.*—Class A (Food Products)	18	1,427
Sensient Technologies Corp. (Chemicals)	162	11,544
Septerna, Inc.* (Pharmaceuticals)	71	1,626
Sera Prognostics, Inc.*—Class A (Biotechnology)	109	887
Service Properties Trust (Hotel & Resort REITs)	634	1,610
ServisFirst Bancshares, Inc. (Banks)	195	16,524
SES AI Corp.* (Electrical Equipment)	500	1,095
Seven Hills Realty Trust (Mortgage REITs)	49	641
Sezzle, Inc.* (Financial Services)	9	2,302
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	502	5,130
Shake Shack, Inc.*—Class A (Hotels, Restaurants & Leisure)	146	18,952
Shattuck Labs, Inc.* (Biotechnology)	150	182
Shenandoah Telecommunications Co. (Diversified Telecommunication Services)	187	2,358
Shoals Technologies Group, Inc.*—Class A (Electrical Equipment)	645	3,567
Shoe Carnival, Inc. (Specialty Retail)	69	2,283
Shore Bancshares, Inc. (Banks)	118	1,870
ShotSpotter, Inc.* (Software)	38	496
Shutterstock, Inc. (Interactive Media & Services)	93	2,823
SI-BONE, Inc.* (Health Care Equipment & Supplies)	158	2,215
Sierra Bancorp (Banks)	50	1,446

Common Stocks, continued

	Shares	Value
SIGA Technologies, Inc. (Pharmaceuticals)	178	$1,070
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	137	499
Signet Jewelers, Ltd. (Specialty Retail)	162	13,075
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	123	15,278
Silvaco Group, Inc.* (Software)	23	186
Silvercrest Asset Management Group, Inc.—Class A (Capital Markets)	37	680
Simmons First National Corp.—Class A (Banks)	477	10,580
Simulations Plus, Inc. (Health Care Technology)	61	1,701
Sinclair, Inc.* (Media)	123	1,985
SiriusPoint, Ltd.* (Insurance)	361	5,917
SITE Centers Corp. (Retail REITs)	183	2,798
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	71	15,231
Sitio Royalties Corp.—Class A (Oil, Gas & Consumable Fuels)	310	5,946
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	357	17,205
SJW Group (Water Utilities)	129	6,349
Sky Harbour Group Corp.*(a) (Transportation Infrastructure)	44	525
Skye Bioscience, Inc.* (Biotechnology)	76	215
Skyward Specialty Insurance Group, Inc.* (Insurance)	143	7,227
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	105	1,449
SkyWest, Inc.* (Passenger Airlines)	152	15,220
SL Green Realty Corp. (Office REITs)	271	18,407
Sleep Number Corp.* (Specialty Retail)	83	1,265
SM Energy Co. (Oil, Gas & Consumable Fuels)	440	17,053
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	200	3,838
SmartFinancial, Inc.* (Banks)	61	1,890
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	734	1,285
Smith & Wesson Brands, Inc. (Leisure Products)	172	1,738
Smith-Midland Corp.* (Construction Materials)	18	800
Solaris Energy Infrastructure, Inc.*—Class A (Energy Equipment & Services)	97	2,792
SolarMax Technology, Inc.* (Electrical Equipment)	116	188
SolarWinds Corp. (Software)	209	2,978
Soleno Therapeutics, Inc.* (Biotechnology)	98	4,405
Solid Biosciences, Inc.* (Biotechnology)	88	352
Solid Power, Inc.* (Automobile Components)	595	1,125
Solidion Technology, Inc.* (Electrical Equipment)	191	133
Solo Brands, Inc.*—Class A (Leisure Products)	108	123
Sonic Automotive, Inc.—Class A (Specialty Retail)	57	3,611
Sonida Senior Living, Inc.* (Health Care Providers & Services)	18	415
Sonos, Inc.* (Household Durables)	463	6,964
SoundHound AI, Inc.*—Class A (Software)	1,185	23,509
South Plains Financial, Inc. (Banks)	45	1,564
Southern California BanCorp* (Banks)	93	1,538
Southern First Bancshares, Inc.* (Banks)	30	1,193
Southern Missouri Bancorp, Inc. (Banks)	37	2,123
Southern States Bancshares, Inc. (Banks)	32	1,066

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 155

Common Stocks, continued

	Shares	Value
Southland Holdings, Inc.* (Construction & Engineering)	39	$127
Southside Bancshares, Inc. (Banks)	110	3,494
SouthState Corp. (Banks)	292	29,047
Southwest Gas Holdings, Inc. (Gas Utilities)	234	16,546
SpartanNash Co. (Consumer Staples Distribution & Retail)	130	2,382
Sphere Entertainment Co.* (Entertainment)	104	4,193
Spire Global, Inc.* (Professional Services)	86	1,210
Spire, Inc. (Gas Utilities)	218	14,787
Spok Holdings, Inc. (Wireless Telecommunication Services)	70	1,124
SpringWorks Therapeutics, Inc.* (Biotechnology)	264	9,538
Sprinklr, Inc.*—Class A (Software)	448	3,786
Sprout Social, Inc.*—Class A (Software)	192	5,896
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	387	49,175
SPS Commerce, Inc.* (Software)	145	26,678
SPX Technologies, Inc.* (Machinery)	173	25,175
Spyre Therapeutics, Inc.* (Biotechnology)	133	3,096
SSR Mining, Inc. (Metals & Mining)	780	5,429
STAAR Surgical Co.* (Health Care Equipment & Supplies)	190	4,615
Stagwell, Inc. (Media)	331	2,178
Standard BioTools, Inc.* (Life Sciences Tools & Services)	1,134	1,985
Standard Motor Products, Inc. (Automobile Components)	80	2,478
Standex International Corp. (Machinery)	45	8,415
Star Holdings* (Real Estate Management & Development)	50	487
Steelcase, Inc.—Class A (Commercial Services & Supplies)	356	4,208
Stellar Bancorp, Inc. (Banks)	189	5,358
Stem, Inc.* (Electrical Equipment)	583	352
Stepan Co. (Chemicals)	82	5,305
StepStone Group, Inc.—Class A (Capital Markets)	252	14,586
Stereotaxis, Inc.* (Health Care Equipment & Supplies)	217	495
Sterling Bancorp, Inc.* (Banks)	82	390
Sterling Infrastructure, Inc.* (Construction & Engineering)	115	19,371
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	279	11,863
Stewart Information Services Corp. (Insurance)	104	7,019
Stitch Fix, Inc.*—Class A (Specialty Retail)	389	1,677
Stock Yards Bancorp, Inc. (Banks)	98	7,018
Stoke Therapeutics, Inc.* (Biotechnology)	138	1,522
StoneCo, Ltd.* (Financial Services)	1,100	8,767
Stoneridge, Inc.* (Automobile Components)	105	658
StoneX Group, Inc.* (Capital Markets)	106	10,385
Strategic Education, Inc. (Diversified Consumer Services)	85	7,941
Stratus Properties, Inc.* (Real Estate Management & Development)	21	436
Strawberry Fields REIT, Inc. (Health Care REITs)	24	253
Stride, Inc.* (Diversified Consumer Services)	164	17,045
Sturm Ruger & Co., Inc. (Leisure Products)	63	2,228
Summit Hotel Properties, Inc. (Hotel & Resort REITs)	403	2,761

Common Stocks, continued

	Shares	Value
Summit Materials, Inc.*—Class A (Construction Materials)	465	$23,528
Summit Therapeutics, Inc.* (Biotechnology)	353	6,299
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	152	2,216
SunCoke Energy, Inc. (Metals & Mining)	322	3,445
Sunnova Energy International, Inc.* (Independent Power/Renewable Electricity Producers)	417	1,430
SunOpta, Inc.* (Food Products)	363	2,795
Sunrise Realty Trust, Inc. (Mortgage REITs)	22	310
Sunrun, Inc.* (Electrical Equipment)	840	7,770
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	782	9,259
Super Group SGHC, Ltd. (Hotels, Restaurants & Leisure)	576	3,588
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	50	827
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	193	6,979
Surgery Partners, Inc.* (Health Care Providers & Services)	295	6,245
Surmodics, Inc.* (Health Care Equipment & Supplies)	53	2,099
Sutro Biopharma, Inc.* (Biotechnology)	315	580
Sweetgreen, Inc.*—Class A (Hotels, Restaurants & Leisure)	385	12,343
SWK Holdings Corp.* (Financial Services)	13	206
Sylvamo Corp. (Paper & Forest Products)	134	10,588
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	152	11,601
Syndax Pharmaceuticals, Inc.* (Biotechnology)	316	4,178
System1, Inc.* (Interactive Media & Services)	91	82
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	91	1,559
Talkspace, Inc.* (Health Care Providers & Services)	472	1,458
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	557	5,408
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	252	9,077
Tanger, Inc. (Retail REITs)	409	13,959
Tango Therapeutics, Inc.* (Biotechnology)	183	565
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	127	1,227
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	141	7,807
Taylor Devices, Inc.* (Machinery)	11	458
Taylor Morrison Home Corp.* (Household Durables)	393	24,055
Taysha Gene Therapies, Inc.* (Biotechnology)	674	1,166
TechTarget, Inc.* (Media)	102	2,022
Tecnoglass, Inc. (Building Products)	86	6,822
Teekay Corp.* (Transportation & Logistics)	211	1,462
Teekay Tankers, Ltd. (Transportation & Logistics)	92	3,661
TEGNA, Inc. (Media)	636	11,631
Tejon Ranch Co.* (Real Estate Management & Development)	80	1,272
Teladoc Health, Inc.* (Health Care Technology)	662	6,018
Telephone & Data Systems, Inc. (Wireless Telecommunication Services)	379	12,928
Telomir Pharmaceuticals, Inc.* (Pharmaceuticals)	74	305

See accompanying notes to financial statements.

156 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Telos Corp.* (Software)	212	$725
Tenable Holdings, Inc.* (Software)	453	17,839
Tenaya Therapeutics, Inc.* (Biotechnology)	212	303
Tennant Co. (Machinery)	73	5,952
Terawulf, Inc.* (Software)	1,028	5,818
Terex Corp. (Machinery)	256	11,832
Terns Pharmaceuticals, Inc.* (Pharmaceuticals)	270	1,496
Terreno Realty Corp. (Industrial REITs)	367	21,705
TETRA Technologies, Inc.* (Energy Equipment & Services)	482	1,726
Tevogen Bio Holdings, Inc.* (Biotechnology)	87	90
Texas Capital Bancshares, Inc.* (Banks)	178	13,920
TG Therapeutics, Inc.* (Biotechnology)	537	16,164
The Andersons, Inc. (Consumer Staples Distribution & Retail)	125	5,065
The Bancorp, Inc.* (Banks)	180	9,473
The Bank of NT Butterfield & Son, Ltd. (Banks)	171	6,250
The Beauty Health Co.* (Personal Care Products)	286	455
The Brink's Co. (Commercial Services & Supplies)	170	15,770
The Buckle, Inc. (Specialty Retail)	119	6,046
The Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	186	8,824
The Chefs' Warehouse, Inc.* (Consumer Staples Distribution & Retail)	134	6,609
The E.W. Scripps Co.*—Class A (Media)	236	522
The Eastern Co. (Machinery)	20	531
The Ensign Group, Inc. (Health Care Providers & Services)	213	28,300
The First Bancorp, Inc. (Banks)	41	1,121
The First Bancshares, Inc.* (Banks)	117	4,095
The First of Long Island Corp. (Banks)	82	958
The GEO Group, Inc. (Commercial Services & Supplies)	489	13,682
The Goodyear Tire & Rubber Co. (Automobile Components)	1,095	9,855
The Gorman-Rupp Co. (Machinery)	81	3,072
The Greenbrier Cos., Inc. (Machinery)	118	7,197
The Hackett Group, Inc. (IT Services)	97	2,980
The Hain Celestial Group, Inc.* (Food Products)	345	2,122
The Honest Co., Inc.* (Personal Care Products)	317	2,197
The Joint Corp.* (Health Care Providers & Services)	42	446
The Lovesac Co.* (Household Durables)	55	1,301
The Macerich Co. (Retail REITs)	910	18,128
The Manitowoc Co., Inc. (Machinery)	132	1,205
The Marcus Corp. (Entertainment)	90	1,935
The ODP Corp.* (Specialty Retail)	126	2,865
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	80	232
The Pennant Group, Inc.* (Health Care Providers & Services)	125	3,315
The Real Brokerage, Inc.* (Real Estate Management & Development)	386	1,776
The RealReal, Inc.* (Specialty Retail)	385	4,208
The RMR Group, Inc.—Class A (Real Estate Management & Development)	59	1,218
The Shyft Group, Inc. (Machinery)	130	1,526
The Simply Good Foods Co.* (Food Products)	351	13,681
The St. Joe Co. (Real Estate Management & Development)	139	6,245

Common Stocks, continued

	Shares	Value
The Vita Coco Co., Inc.* (Beverages)	151	$5,573
The York Water Company* (Water Utilities)	55	1,800
Theravance Biopharma, Inc.* (Pharmaceuticals)	141	1,327
Therman Group Holdings, Inc.* (Electrical Equipment)	128	3,683
Third Coast Bancshares, Inc.* (Banks)	44	1,494
Third Harmonic Bio, Inc.* (Pharmaceuticals)	76	782
ThredUp, Inc.*—Class A (Specialty Retail)	302	420
Thryv Holdings, Inc.* (Media)	143	2,116
Tidewater, Inc.* (Energy Equipment & Services)	187	10,231
Tile Shop Holdings, Inc. (Specialty Retail)	110	762
Tilly's, Inc.*—Class A (Specialty Retail)	57	242
Timberland Bancorp, Inc./WA (Banks)	29	885
TimkenSteel Corp. (Metals & Mining)	165	2,331
Tiptree, Inc. (Insurance)	97	2,023
Titan International, Inc. (Machinery)	193	1,310
Titan Machinery, Inc.* (Trading Companies & Distributors)	81	1,145
Tompkins Financial Corp. (Banks)	49	3,324
Topgolf Callaway Brands Corp.* (Leisure Products)	545	4,284
Torrid Holdings, Inc.* (Specialty Retail)	78	408
Tourmaline Bio, Inc.* (Biotechnology)	89	1,805
TowneBank (Banks)	270	9,196
Townsquare Media, Inc.*—Class A (Media)	52	473
TPG RE Finance Trust, Inc. (Mortgage REITs)	229	1,947
TPI Composites, Inc.* (Electrical Equipment)	177	335
Traeger, Inc.* (Household Durables)	133	318
Transcat, Inc.* (Trading Companies & Distributors)	35	3,701
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	149
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	126	7,856
Transocean, Ltd. (Energy Equipment & Services)	2,803	10,511
Travere Therapeutics, Inc.* (Biotechnology)	290	5,052
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	187	1,391
Tredegar Corp.* (Metals & Mining)	102	783
TreeHouse Foods, Inc.* (Food Products)	181	6,359
Trevi Therapeutics, Inc.* (Pharmaceuticals)	233	960
Tri Pointe Homes, Inc.* (Household Durables)	354	12,836
TriCo Bancshares (Banks)	123	5,375
TriMas Corp.* (Containers & Packaging)	156	3,836
TriNet Group, Inc. (Professional Services)	123	11,165
Trinity Industries, Inc. (Machinery)	314	11,021
Triumph Financial, Inc.* (Banks)	85	7,725
Triumph Group, Inc. (Aerospace & Defense)	282	5,262
Tronox Holdings PLC—Class A (Chemicals)	457	4,602
TrueBlue, Inc.* (Professional Services)	112	941
Truecar, Inc.* (Interactive Media & Services)	329	1,227
Trupanion, Inc.* (Insurance)	127	6,121
TrustCo Bank Corp. (Banks)	71	2,365
Trustmark Corp. (Banks)	234	8,277
TScan Therapeutics, Inc.* (Biotechnology)	148	450
TTEC Holdings, Inc. (Professional Services)	75	374
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	388	9,603
Tucows, Inc.*—Class A (IT Services)	31	531
Turning Point Brands, Inc. (Tobacco)	66	3,967

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 157

Common Stocks, continued

	Shares	Value
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	64	$1,108
Tutor Perini Corp.* (Construction & Engineering)	166	4,017
Twin Disc, Inc.* (Machinery)	43	505
Twist Bioscience Corp.* (Biotechnology)	224	10,409
Two Harbors Investment Corp. (Mortgage REITs)	399	4,720
TXNM Energy, Inc. (Electric Utilities)	346	17,013
Tyra Biosciences, Inc.* (Biotechnology)	78	1,084
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	57	5,056
Udemy, Inc.* (Diversified Consumer Services)	350	2,881
UFP Industries, Inc. (Building Products)	233	26,247
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	28	6,846
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	170	6,112
Ultralife Corp.* (Electrical Equipment)	39	291
UMB Financial Corp. (Banks)	172	19,411
UMH Properties, Inc. (Residential REITs)	278	5,249
UniFirst Corp. (Commercial Services & Supplies)	58	9,923
Unisys Corp.* (IT Services)	253	1,601
United Bankshares, Inc. (Banks)	508	19,075
United Community Banks, Inc. (Banks)	460	14,863
United Fire Group, Inc. (Insurance)	81	2,304
United Homes Group, Inc.* (Household Durables)	20	85
United Insurance Holdings Corp.* (Insurance)	93	1,252
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	226	6,172
United States Lime & Minerals, Inc. (Construction Materials)	40	5,310
Uniti Group, Inc. (Specialized REITs)	934	5,137
Unitil Corp. (Multi-Utilities)	61	3,306
Unity Bancorp, Inc. (Banks)	27	1,177
Universal Corp. (Tobacco)	92	5,045
Universal Health Realty Income Trust (Health Care REITs)	49	1,823
Universal Insurance Holdings, Inc. (Insurance)	91	1,916
Universal Logistics Holdings, Inc. (Ground Transportation)	26	1,194
Universal Stainless & Alloy Products, Inc.* (Metals & Mining)	34	1,497
Universal Technical Institute, Inc.* (Diversified Consumer Services)	152	3,908
Univest Financial Corp. (Banks)	111	3,276
Upbound Group, Inc. (Specialty Retail)	206	6,009
Upstart Holdings, Inc.*(a) (Consumer Finance)	302	18,593
Upstream Bio, Inc.* (Biotechnology)	67	1,101
Upwork, Inc.* (Professional Services)	479	7,832
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,533	10,256
Urban Edge Properties (Retail REITs)	484	10,406
Urban Outfitters, Inc.* (Specialty Retail)	243	13,336
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,359	1,563
UroGen Pharma, Ltd.* (Biotechnology)	149	1,587
USANA Health Sciences, Inc.* (Personal Care Products)	44	1,579
USCB Financial Holdings, Inc. (Banks)	40	710
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	13	799
Utz Brands, Inc. (Food Products)	253	3,962

Common Stocks, continued

	Shares	Value
V2X, Inc.* (Aerospace & Defense)	54	$2,583
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	400	1,748
Vacasa, Inc.*—Class A (Hotels, Restaurants & Leisure)	37	181
Valaris, Ltd.* (Energy Equipment & Services)	237	10,485
Valhi, Inc. (Chemicals)	9	211
Valley National Bancorp (Banks)	1,798	16,290
Value Line, Inc. (Capital Markets)	3	158
Vanda Pharmaceuticals, Inc.* (Biotechnology)	219	1,049
Varex Imaging Corp.* (Health Care Equipment & Supplies)	149	2,174
Varonis Systems, Inc.* (Software)	424	18,838
Vaxcyte, Inc.* (Biotechnology)	477	39,047
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	214	5,735
Velocity Financial, Inc.* (Financial Services)	35	685
Ventyx Biosciences, Inc.* (Pharmaceuticals)	234	512
Vera Bradley, Inc.* (Textiles, Apparel & Luxury Goods)	94	369
Vera Therapeutics, Inc.* (Biotechnology)	170	7,189
Veracyte, Inc.* (Biotechnology)	295	11,682
Verastem, Inc.* (Biotechnology)	149	770
Verde Clean Fuels, Inc.* (Oil, Gas & Consumable Fuels)	13	53
Vericel Corp.* (Biotechnology)	189	10,378
Verint Systems, Inc.* (Software)	235	6,451
Veritex Holdings, Inc. (Banks)	202	5,486
Verra Mobility Corp.* (Professional Services)	633	15,306
Verrica Pharmaceuticals, Inc.* (Pharmaceuticals)	73	51
Vertex, Inc.*—Class A (Software)	209	11,150
Veru, Inc.* (Personal Care Products)	508	330
Verve Therapeutics, Inc.* (Biotechnology)	273	1,540
Viad Corp. (Commercial Services & Supplies)	79	3,358
Viant Technology, Inc.*—Class A (Software)	59	1,120
Viasat, Inc.* (Communications Equipment)	475	4,042
Viavi Solutions, Inc.* (Communications Equipment)	846	8,545
Vicor Corp.* (Electrical Equipment)	88	4,252
Victoria's Secret & Co.* (Specialty Retail)	302	12,509
Victory Capital Holdings, Inc.—Class A (Capital Markets)	158	10,343
Viemed Healthcare, Inc.* (Health Care Providers & Services)	132	1,059
Village Super Market, Inc.—Class A (Consumer Staples Distribution & Retail)	33	1,052
Vimeo, Inc.* (Interactive Media & Services)	558	3,571
Vir Biotechnology, Inc.* (Biotechnology)	344	2,525
Virco Mfg. Corp.* (Commercial Services & Supplies)	42	431
Virgin Galactic Holdings, Inc.* (Aerospace & Defense)	102	600
Virginia National Bankshares Corp. (Banks)	18	688
Viridian Therapeutics, Inc.* (Biotechnology)	281	5,387
VirTra, Inc.* (Aerospace & Defense)	42	284
Virtus Investment Partners, Inc. (Capital Markets)	26	5,735
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	485	8,216
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	46	1,080

See accompanying notes to financial statements.

158 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks, continued

	Shares	Value
Visteon Corp.* (Automobile Components)	105	$9,316
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	110	3,401
Vital Farms, Inc.* (Food Products)	128	4,824
Vitesse Energy, Inc. (Oil, Gas & Consumable Fuels)	96	2,400
Vivid Seats, Inc.—Class A (Entertainment)	297	1,375
Voyager Therapeutics, Inc.* (Biotechnology)	177	1,004
VSE Corp. (Commercial Services & Supplies)	68	6,467
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	379	629
Wabash National Corp. (Machinery)	165	2,826
WaFd, Inc. (Banks)	65	2,038
Waldencast PLC*—Class A (Personal Care Products)	95	382
Walker & Dunlop, Inc. (Financial Services)	124	12,054
Warby Parker, Inc.*—Class A (Specialty Retail)	340	8,231
Warrior Met Coal, Inc. (Metals & Mining)	199	10,794
Washington Federal, Inc. (Banks)	257	8,286
Waterstone Financial, Inc. (Financial Services)	62	833
Watts Water Technologies, Inc.—Class A (Machinery)	105	21,347
WaVe Life Sciences, Ltd.* (Pharmaceuticals)	354	4,379
Waystar Holding Corp.* (Health Care Technology)	166	6,093
WD-40 Co. (Household Products)	52	12,619
Weave Communications, Inc.* (Software)	152	2,420
WEBTOON Entertainment, Inc.* (Interactive Media & Services)	59	801
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	63	4,266
Werewolf Therapeutics, Inc.* (Biotechnology)	117	173
Werner Enterprises, Inc. (Ground Transportation)	237	8,513
WesBanco, Inc. (Banks)	221	7,191
West Bancorp, Inc.* (Banks)	62	1,342
Westamerica Bancorp (Banks)	99	5,194
Westrock Coffee Co.* (Food Products)	130	835
Weyco Group, Inc. (Distributors)	23	864
Wheels Up Experience, Inc.* (Passenger Airlines)	345	569
Whitestone REIT (Retail REITs)	190	2,692
WideOpenWest, Inc.* (Media)	192	952
Willdan Group, Inc.* (Professional Services)	49	1,866
Willis Lease Finance Corp. (Trading Companies & Distributors)	11	2,283
Winmark Corp. (Specialty Retail)	11	4,324
Winnebago Industries, Inc. (Automobiles)	109	5,207
WisdomTree, Inc. (Capital Markets)	536	5,628
WK Kellogg Co. (Food Products)	252	4,533
WM Technology, Inc.* (Software)	331	457
WNS Holdings, Ltd.* (Professional Services)	165	7,819
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	305	6,771
Workiva, Inc.* (Software)	194	21,243
World Acceptance Corp.* (Consumer Finance)	13	1,462
World Kinect Corp. (Oil, Gas & Consumable Fuels)	219	6,025
Worthington Enterprises, Inc. (Household Durables)	121	4,853
Worthington Steel, Inc. (Metals & Mining)	125	3,978
WSFS Financial Corp. (Banks)	227	12,061
X4 Pharmaceuticals, Inc.* (Biotechnology)	646	474
Common Stocks, continued

	Shares	Value
XBiotech, Inc.* (Biotechnology)	77	$304
Xencor, Inc.* (Biotechnology)	259	5,952
Xenia Hotels & Resorts, Inc. (Hotel & Resort REITs)	392	5,825
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	539	1,827
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	447	3,768
XOMA Royalty Corp.* (Biotechnology)	31	815
Xometry, Inc.*—Class A (Trading Companies & Distributors)	163	6,954
XPEL, Inc.* (Automobile Components)	97	3,874
Xperi, Inc.* (Software)	176	1,808
Xponential Fitness, Inc.*—Class A (Hotels, Restaurants & Leisure)	94	1,264
Yelp, Inc.* (Interactive Media & Services)	249	9,636
Yext, Inc.* (Software)	409	2,601
Y-mAbs Therapeutics, Inc.* (Biotechnology)	144	1,128
Zenas Biopharma, Inc.* (Biotechnology)	59	483
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	220	667
Zeta Global Holdings Corp.*—Class A (Software)	687	12,359
Zevra Therapeutics, Inc.* (Pharmaceuticals)	203	1,693
Ziff Davis, Inc.* (Interactive Media & Services)	170	9,238
Zimvie, Inc.* (Health Care Equipment & Supplies)	105	1,465
ZipRecruiter, Inc.* (Interactive Media & Services)	276	1,998
Zumiez, Inc.* (Specialty Retail)	60	1,150
Zuora, Inc.*—Class A (Software)	536	5,317
Zura Bio, Ltd.* (Biotechnology)	190	475
Zurn Elkay Water Solutions Corp. (Building Products)	554	20,664
Zymeworks, Inc.* (Biotechnology)	210	3,074
Zynex, Inc.*(a) (Health Care Equipment & Supplies)	59	473
TOTAL COMMON STOCKS (Cost $6,314,124)		10,293,160

RightsNM

Cartesian Therapeutics, Inc., CVR*† (Health Care)	403	73
Chinook Therapeutics CVR*† (Health Care)	243	—
TOTAL RIGHTS (Cost $—)		73

TrustNM

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*† (Metals & Mining)	510	$—
TOTAL TRUST (Cost $—)		—

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP UltraSmall-Cap :: 159

Repurchase Agreements(b)(c) (30.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $4,810,139	$4,809,000	$4,809,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,809,000)		4,809,000

Collateral for Securities Loaned(d) (0.5%)

	Shares	Value
Invesco Government & Agency Portfolio—Institutional Shares, 4.42%(e)	70,315	$70,315
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $70,315)		70,315
TOTAL INVESTMENT SECURITIES (Cost $11,193,439)—96.6%		15,172,548
Net other assets (liabilities)—3.4%		533,975
NET ASSETS—100.0%		$15,706,523

*  Non-income producing security.

†  These securities were fair valued based on procedures approved by the Board of Trustees. As of December 31, 2024, these securities represented less than 0.005% of the net assets of the Fund.

(a)  All or part of this security was on loan as of December 31, 2024. The total value of securities on loan as of December 31, 2024 was $66,299.

(b)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $2,727,000.

(d)  Securities were purchased with cash collateral held from securities on loan at December 31, 2024.

(e)  Rate periodically changes. Rate disclosed is the daily yield as of December 31, 2024.

NM  Not meaningful, amount is less than 0.05%

CVR  Contingent Value Rights

REIT  Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/ (Depreciation)
CME E-mini Russell 2000 Index Futures Contracts	19	3/24/25	$2,137,310	$(167,248)

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	UBS AG	1/27/25	5.13%	$3,238,347	$(22,816)
Russell 2000 Index	UBS AG	1/27/25	5.03%	8,193,608	(52,922)
				$11,431,955	$(75,738)
iShares Russell 2000 ETF	Goldman Sachs International	1/27/25	4.53%	2,553,668	(17,821)
Russell 2000 Index	Goldman Sachs International	1/27/25	4.88%	5,002,249	(26,128)
				$7,555,917	$(43,949)
				$18,987,872	$(119,687)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

160 :: ProFund VP UltraSmall-Cap :: Schedule of Portfolio Investments :: December 31, 2024

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Aerospace & Defense	$149,011	1.0%
Air Freight & Logistics	18,586	0.1%
Automobile Components	116,829	0.8%
Automobiles	5,566	NM
Banks	1,057,119	6.7%
Beverages	30,217	0.2%
Biotech & Pharma	73	NM
Biotechnology	855,405	5.4%
Broadline Retail	2,362	NM
Building Products	146,769	0.9%
Capital Markets	182,242	1.2%
Chemicals	189,538	1.2%
Commercial Services & Supplies	188,696	1.2%
Communications Equipment	68,778	0.4%
Construction & Engineering	176,599	1.1%
Construction Materials	51,796	0.3%
Consumer Finance	99,340	0.6%
Consumer Staples Distribution & Retail	89,775	0.6%
Containers & Packaging	24,530	0.2%
Distributors	4,412	NM
Diversified Consumer Services	110,968	0.7%
Diversified Telecommunication Services	62,940	0.4%
Electric Utilities	80,768	0.5%
Electrical Equipment	135,282	0.9%
Electronic Equipment, Instruments & Components	306,103	2.0%
Energy Equipment & Services	213,202	1.3%
Entertainment	53,067	0.4%
Equity REIT—Diversified	64,600	0.4%
Financial Services	272,790	1.8%
Food Products	101,622	0.6%
Gas & Water Utilities	18,445	0.1%
Gas Utilities	80,736	0.5%
Ground Transportation	45,297	0.3%
Health Care Equipment & Supplies	309,910	2.0%
Health Care Providers & Services	279,035	1.8%
Health Care REITs	76,557	0.5%
Health Care Technology	34,775	0.2%
Hotel & Resort REITs	78,174	0.5%
Hotels, Restaurants & Leisure	203,636	1.3%
Household Durables	201,533	1.3%
Household Products	31,993	0.2%
Independent Power/Renewable Electricity Producers	18,663	0.1%
Industrial Conglomerates	2,426	NM
Industrial REITs	41,629	0.3%
	Value	% of Net Assets
Insurance	$206,903	1.3%
Interactive Media & Services	63,643	0.4%
IT Services	60,201	0.4%
Leisure Products	37,842	0.2%
Life Sciences Tools & Services	28,918	0.2%
Machinery	408,593	2.6%
Marine Transportation	27,587	0.2%
Media	81,672	0.5%
Metals & Mining	160,469	1.0%
Mortgage REITs	92,133	0.6%
Multi-Utilities	42,743	0.3%
Office REITs	72,201	0.4%
Oil, Gas & Consumable Fuels	309,957	2.0%
Paper & Forest Products	12,435	0.1%
Passenger Airlines	48,688	0.3%
Personal Care Products	26,707	0.2%
Pharmaceuticals	174,381	1.1%
Professional Services	228,756	1.5%
Real Estate Management & Development	69,857	0.4%
Residential REITs	46,356	0.3%
Retail REITs	140,025	0.9%
Semiconductors & Semiconductor Equipment	264,278	1.7%
Software	678,301	4.3%
Specialized REITs	44,336	0.3%
Specialty Retail	249,581	1.6%
Technology Hardware, Storage & Peripherals	47,055	0.3%
Textiles, Apparel & Luxury Goods	63,243	0.4%
Tobacco	9,384	0.1%
Trading Companies & Distributors	256,393	1.6%
Transportation & Logistics	5,123	NM
Transportation Infrastructure	525	NM
Water Utilities	37,087	0.3%
Wireless Telecommunication Services	16,066	0.1%
Other**	5,413,290	34.4%
Total	$15,706,523	100.0%

REIT  Real Estate Investment Trust

NM  Not meaningful, amount is less than 0.05%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

December 31, 2024 :: Schedule of Portfolio Investments :: ProFund VP U.S. Government Plus :: 161

U.S. Treasury Obligations (46.4%)

	Principal Amount	Value
U.S. Treasury Bonds, 4.50%, 11/15/54	$2,940,000	$2,808,619
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,875,348)		2,808,619

Repurchase Agreements(a)(b) (54.0%)

Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $3,266,773	3,266,000	3,266,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,266,000)		3,266,000
TOTAL INVESTMENT SECURITIES (Cost $6,141,348)—100.4%		6,074,619
Net other assets (liabilities)—(0.4)%		(21,657)
NET ASSETS—100.0%		$6,052,962

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At December 31, 2024, the aggregate amount held in a segregated account was $55,000.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Citibank North America	1/15/25	4.80%	$2,489,392	$(75,338)
30-Year U.S. Treasury Bond, 4.50%, due 11/15/54	Societe Generale	1/15/25	4.60%	2,191,433	(64,194)
				$4,680,825	$(139,532)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to financial statements.

162 :: ProFund VP Utilities :: Schedule of Portfolio Investments :: December 31, 2024

Common Stocks (98.4%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	7,194	$425,453
Ameren Corp. (Multi-Utilities)	7,484	667,124
American Electric Power Co., Inc. (Electric Utilities)	14,931	1,377,086
American Water Works Co., Inc. (Water Utilities)	5,464	680,213
Atmos Energy Corp. (Gas Utilities)	4,352	606,103
CenterPoint Energy, Inc. (Multi-Utilities)	18,272	579,771
CMS Energy Corp. (Multi-Utilities)	8,377	558,327
Consolidated Edison, Inc. (Multi-Utilities)	9,712	866,602
Constellation Energy Corp. (Electric Utilities)	8,769	1,961,713
Dominion Energy, Inc. (Multi-Utilities)	23,550	1,268,403
DTE Energy Co. (Multi-Utilities)	5,806	701,075
Duke Energy Corp. (Electric Utilities)	21,657	2,333,325
Edison International (Electric Utilities)	10,854	866,583
Entergy Corp. (Electric Utilities)	12,022	911,508
Evergy, Inc. (Electric Utilities)	6,448	396,874
Eversource Energy (Electric Utilities)	10,272	589,921
Exelon Corp. (Electric Utilities)	28,171	1,060,356
FirstEnergy Corp. (Electric Utilities)	14,380	572,036
NextEra Energy, Inc. (Electric Utilities)	57,653	4,133,145
NiSource, Inc. (Multi-Utilities)	13,087	481,078
NRG Energy, Inc. (Electric Utilities)	5,679	512,359
PG&E Corp. (Electric Utilities)	61,292	1,236,873
Pinnacle West Capital Corp. (Electric Utilities)	3,188	270,247
PPL Corp. (Electric Utilities)	20,690	671,597
Public Service Enterprise Group, Inc. (Multi-Utilities)	13,968	1,180,156
Sempra (Multi-Utilities)	17,758	1,557,731
The AES Corp. (Independent Power/Renewable Electricity Producers)	19,934	256,551

Common Stocks, continued

	Shares	Value
The Southern Co. (Electric Utilities)	30,718	$2,528,706
Vistra Corp. (Independent Power/Renewable Electricity Producers)	9,539	1,315,142
WEC Energy Group, Inc. (Multi-Utilities)	8,869	834,041
Xcel Energy, Inc. (Electric Utilities)	16,099	1,087,004
TOTAL COMMON STOCKS (Cost $13,287,235)		32,487,103

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.15%–4.33%, dated 12/31/24, due 1/2/25, total to be received $448,106	$448,000	$448,000
TOTAL REPURCHASE AGREEMENTS (Cost $448,000)		448,000
TOTAL INVESTMENT SECURITIES (Cost $13,735,235)—99.8%		32,935,103
Net other assets (liabilities)—0.2%		73,144
NET ASSETS—100.0%		$33,008,247

(a)  The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements—Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	1/23/25	5.08%	$831,981	$(5,170)

(1)  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)  Reflects the floating financing rate, as of December 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of December 31, 2024:

	Value	% of Net Assets
Electric Utilities	$20,934,787	63.4%
Gas Utilities	606,103	1.8%
Independent Power/Renewable Electricity Producers	1,571,692	4.8%
Multi-Utilities	8,694,308	26.3%
Water Utilities	680,213	2.1%
Other**	521,144	1.6%
Total	$33,008,247	100.0%

**  Includes any non-equity securities and other net assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Statements of
Assets and Liabilities

164 :: Statements of Assets and Liabilities :: December 31, 2024

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS:
Total Investment Securities, at cost	$14,697,000	$11,865,211	$2,932,053	$1,451,000	$26,913,468
Securities, at value(a)	—	17,529,233	4,720,486	—	36,453,275
Repurchase agreements, at value	14,697,000	—	96,000	1,451,000	276,000
Total Investment Securities, at value	14,697,000	17,529,233	4,816,486	1,451,000	36,729,275
Cash	989	7,168	632	3,569	41
Segregated cash balances for futures contracts with brokers	—	—	—	16,126	—
Segregated cash balances for swap agreements with custodian	—	—	60,000	75	93,000
Dividends and interest receivable	1,740	18,524	11,116	172	1,517
Receivable for capital shares issued	—	3,445	13,699	—	13,847
Unrealized appreciation on swap agreements	37,208	—	—	16,886	—
Variation margin on futures contracts	—	—	—	1,150	—
Prepaid expenses	88	98	26	151	297
Receivable from Advisor	—	—	—	5,957	—
Receivable for tax reclaims	—	976	—	—	—
TOTAL ASSETS	14,737,025	17,559,444	4,901,959	1,495,086	36,837,977
LIABILITIES:
Payable for collateral for securities loaned	—	1,299,415	—	—	574,340
Payable for capital shares redeemed	191,503	537	76,340	6,792	27,771
Unrealized depreciation on swap agreements	—	—	398	—	5,541
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	9,066	9,016	2,819	962	24,751
Management services fees payable	1,209	1,202	376	128	3,300
Administration and fund accounting fees payable	2,088	2,397	792	251	5,558
Administrative services fees payable	3,050	2,863	1,338	403	6,073
Distribution fees payable	3,177	3,578	1,137	397	8,250
Transfer agent fees payable	1,605	1,809	594	202	4,310
Compliance services fees payable	84	88	24	10	228
Interest payable	—	—	—	5,957	—
Other accrued expenses	14,502	18,397	4,795	1,857	45,576
TOTAL LIABILITIES	226,284	1,339,302	88,613	16,959	705,698
Commitments and contingencies (Note 4)
NET ASSETS	$14,510,741	$16,220,142	$4,813,346	$1,478,127	$36,132,279
NET ASSETS CONSIST OF:
Capital	$18,658,968	$15,602,045	$8,773,332	$25,368,342	$27,660,947
Total distributable earnings (loss)	(4,148,227)	618,097	(3,959,986)	(23,890,215)	8,471,332
NET ASSETS	$14,510,741	$16,220,142	$4,813,346	$1,478,127	$36,132,279
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	581,969	413,036	147,336	134,397	889,585
NET ASSET VALUE (offering and redemption price per share):	$24.93	$39.27	$32.67	$11.00	$40.62
(a) Includes securities on loan valued at:	$—	$1,253,521	$—	$—	$549,812

Amounts designated as "–" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2024 :: Statements of Assets and Liabilities :: 165

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
ASSETS:
Total Investment Securities, at cost	$20,222,080	$8,431,620	$13,893,038	$5,229,547	$385,000
Securities, at value(a)	49,963,735	12,547,391	26,153,837	9,748,307	—
Repurchase agreements, at value	8,907,000	288,000	43,000	95,000	385,000
Total Investment Securities, at value	58,870,735	12,835,391	26,196,837	9,843,307	385,000
Cash	288	562	912	376	294
Segregated cash balances for futures contracts with brokers	134,160	—	—	—	—
Segregated cash balances for swap agreements with custodian	517	50,000	210,000	70,000	—
Dividends and interest receivable	31,651	6,356	6,759	27,067	46
Receivable for capital shares issued	374,319	—	22,928	1,625	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	4,700	52	139	77	2
Receivable from Advisor	—	—	—	—	—
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	59,416,370	12,892,361	26,437,575	9,942,452	385,342
LIABILITIES:
Payable for collateral for securities loaned	126,651	—	—	—	—
Payable for capital shares redeemed	8,462	109,902	26,525	8,264	44
Unrealized depreciation on swap agreements	101,148	5,527	4,257	373	4,204
Variation margin on futures contracts	9,200	—	—	—	—
Advisory fees payable	39,664	7,896	16,212	5,434	248
Management services fees payable	5,288	1,053	2,162	725	33
Administration and fund accounting fees payable	9,372	1,857	3,725	1,445	55
Administrative services fees payable	13,365	3,088	6,457	2,498	51
Distribution fees payable	13,921	2,859	5,846	2,154	83
Transfer agent fees payable	6,730	1,422	2,794	1,076	42
Compliance services fees payable	345	61	131	60	2
Interest payable	—	—	—	—	—
Other accrued expenses	58,867	10,783	23,836	11,130	388
TOTAL LIABILITIES	393,013	144,448	91,945	33,159	5,150
Commitments and contingencies (Note 4)
NET ASSETS	$59,023,357	$12,747,913	$26,345,630	$9,909,293	$380,192
NET ASSETS CONSIST OF:
Capital	$20,638,917	$8,898,949	$13,259,738	$4,645,010	$1,980,950
Total distributable earnings (loss)	38,384,440	3,848,964	13,085,892	5,264,283	(1,600,758)
NET ASSETS	$59,023,357	$12,747,913	$26,345,630	$9,909,293	$380,192
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	1,009,291	251,980	356,065	311,347	16,896
NET ASSET VALUE (offering and redemption price per share):	$58.48	$50.59	$73.99	$31.83	$22.50
(a) Includes securities on loan valued at:	$122,209	$—	$—	$—	$—

See accompanying notes to financial statements.

166 :: Statements of Assets and Liabilities :: December 31, 2024

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
ASSETS:
Total Investment Securities, at cost	$10,686,933	$11,519,066	$8,774,135	$439,000	$8,839,794
Securities, at value(a)	19,320,206	36,132,009	12,910,964	—	34,406,759
Repurchase agreements, at value	140,000	385,000	—	439,000	239,000
Total Investment Securities, at value	19,460,206	36,517,009	12,910,964	439,000	34,645,759
Cash	705,604	735	—	671	129
Segregated cash balances for swap agreements with custodian	76	70,000	—	—	160,000
Segregated cash balances for forward currency contracts with custodian	—	—	—	345	—
Dividends and interest receivable	88,435	16,208	31,007	52	24,279
Receivable for capital shares issued	2,241	27,869	11,220	8,150	223,646
Receivable for investments sold	—	—	—	—	6,282
Due from Advisor under an expense limitation agreement	—	—	—	204	—
Unrealized appreciation on swap agreements	—	5,462	—	—	1,030
Unrealized appreciation on forward currency contracts	—	—	—	402	—
Prepaid expenses	139	309	98	3	188
Receivable for tax reclaims	1,768	—	32,584	—	—
TOTAL ASSETS	20,258,469	36,637,592	12,985,873	448,827	35,061,313
LIABILITIES:
Cash overdraft	—	—	44,554	—	—
Payable for collateral for securities loaned	1,501,768	—	1,866,059	—	—
Payable for capital shares redeemed	125,368	25,781	378	3	1,295
Unrealized depreciation on forward currency contracts	—	—	—	8,707	—
Unrealized depreciation on swap agreements	12,274	—	—	—	—
Advisory fees payable	10,319	21,879	4,762	—	21,480
Management services fees payable	1,376	2,917	635	—	2,864
Administration and fund accounting fees payable	2,848	5,553	1,717	63	4,981
Administrative services fees payable	3,765	8,710	2,286	85	7,702
Distribution fees payable	4,093	8,375	2,551	94	7,702
Transfer agent fees payable	2,115	4,388	1,273	47	3,800
Compliance services fees payable	115	238	87	3	176
Other accrued expenses	26,594	45,678	14,731	2,193	31,980
TOTAL LIABILITIES	1,690,635	123,519	1,939,033	11,195	81,980
Commitments and contingencies (Note 4)
NET ASSETS	$18,567,834	$36,514,073	$11,046,840	$437,632	$34,979,333
NET ASSETS CONSIST OF:
Capital	$20,028,109	$11,482,235	$9,271,011	$863,277	$14,055,024
Total distributable earnings (loss)	(1,460,275)	25,031,838	1,775,829	(425,645)	20,924,309
NET ASSETS	$18,567,834	$36,514,073	$11,046,840	$437,632	$34,979,333
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	618,005	892,273	431,034	31,649	658,946
NET ASSET VALUE (offering and redemption price per share):	$30.04	$40.92	$25.63	$13.83	$53.08
(a) Includes securities on loan valued at:	$1,447,499	$—	$1,819,567	$—	$—

Amounts designated as "–" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2024 :: Statements of Assets and Liabilities :: 167

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
ASSETS:
Total Investment Securities, at cost	$29,047,518	$5,707,445	$6,453,228	$10,239,000	$5,228,948
Securities, at value(a)	10,940,518	32,143,292	16,553,180	—	13,649,592
Repurchase agreements, at value	18,107,000	178,000	—	10,239,000	—
Total Investment Securities, at value	29,047,518	32,321,292	16,553,180	10,239,000	13,649,592
Cash	832	95	—	798	—
Segregated cash balances for swap agreements with custodian	—	190,000	120,000	263	110,000
Segregated cash balances for forward currency contracts with custodian	—	—	—	—	—
Dividends and interest receivable	2,144	25,799	18,312	1,212	1,237
Receivable for capital shares issued	2,007,438	142	24,634	—	3,432
Receivable for investments sold	—	330,833	2,109	—	129,720
Due from Advisor under an expense limitation agreement	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—	—
Prepaid expenses	204	251	109	72	79
Receivable for tax reclaims	—	—	—	—	—
TOTAL ASSETS	31,058,136	32,868,412	16,718,344	10,241,345	13,894,060
LIABILITIES:
Cash overdraft	—	—	15,212	—	23,004
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	1,868	263,248	1,748	124,017	11,973
Unrealized depreciation on forward currency contracts	—	—	—	—	—
Unrealized depreciation on swap agreements	—	3,848	3,011	82,187	5,957
Advisory fees payable	12,296	18,028	9,331	5,817	8,069
Management services fees payable	1,640	2,404	1,244	776	1,076
Administration and fund accounting fees payable	2,986	4,859	2,498	1,414	1,997
Administrative services fees payable	—	7,507	3,730	2,148	3,476
Distribution fees payable	—	7,218	3,671	2,148	3,103
Transfer agent fees payable	3,385	3,698	1,925	1,072	1,501
Compliance services fees payable	172	207	94	59	71
Other accrued expenses	32,092	38,071	18,115	10,796	13,028
TOTAL LIABILITIES	54,439	349,088	60,579	230,434	73,255
Commitments and contingencies (Note 4)
NET ASSETS	$31,003,697	$32,519,324	$16,657,765	$10,010,911	$13,820,805
NET ASSETS CONSIST OF:
Capital	$31,043,129	$3,500,630	$6,894,518	$11,840,725	$6,061,875
Total distributable earnings (loss)	(39,432)	29,018,694	9,763,247	(1,829,814)	7,758,930
NET ASSETS	$31,003,697	$32,519,324	$16,657,765	$10,010,911	$13,820,805
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	31,043,159	506,415	188,004	499,648	518,188
NET ASSET VALUE (offering and redemption price per share):	$1.00	$64.21	$88.60	$20.04	$26.67
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

168 :: Statements of Assets and Liabilities :: December 31, 2024

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
ASSETS:
Total Investment Securities, at cost	$9,824,000	$18,300,458	$13,080,198	$6,075,710	$10,194,000
Securities, at value(a)	—	34,345,959	16,838,842	12,492,453	—
Repurchase agreements, at value	9,824,000	105,000	159,000	137,000	10,194,000
Total Investment Securities, at value	9,824,000	34,450,959	16,997,842	12,629,453	10,194,000
Cash	725	32	—	109	600
Segregated cash balances for futures contracts with brokers	749,138	—	—	—	103,995
Segregated cash balances for swap agreements with custodian	30,000	—	—	84,000	556
Dividends and interest receivable	1,163	8,877	17,378	10,979	1,207
Receivable for capital shares issued	—	992	124	1,356	—
Receivable for investments sold	—	—	3,781	—	—
Variation margin on futures contracts	4,749	—	—	—	3,400
Prepaid expenses	91	2,274	1,325	101	970
TOTAL ASSETS	10,609,866	34,463,134	17,020,450	12,725,998	10,304,728
LIABILITIES:
Cash overdraft	—	—	2,987	—	—
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	—	—	—	—	—
Payable for capital shares redeemed	218,768	267,262	11,315	1,807	33,600
Unrealized depreciation on swap agreements	2,714	—	—	2,259	49,751
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	6,388	16,519	8,594	7,632	6,565
Management services fees payable	851	2,203	1,146	1,017	875
Administration and fund accounting fees payable	1,551	4,484	2,716	1,892	1,483
Administrative services fees payable	2,424	7,780	4,424	3,073	2,220
Distribution fees payable	2,331	6,707	3,687	2,845	2,274
Transfer agent fees payable	1,178	3,336	1,867	1,462	1,180
Compliance services fees payable	70	167	90	80	64
Other accrued expenses	12,906	27,900	16,123	14,798	11,391
TOTAL LIABILITIES	249,181	336,358	52,949	36,865	109,403
Commitments and contingencies (Note 4)
NET ASSETS	$10,360,685	$34,126,776	$16,967,501	$12,689,133	$10,195,325
NET ASSETS CONSIST OF:
Capital	$8,223,250	$15,500,797	$12,843,535	$5,770,453	$11,036,785
Total distributable earnings (loss)	2,137,435	18,625,979	4,123,966	6,918,680	(841,460)
NET ASSETS	$10,360,685	$34,126,776	$16,967,501	$12,689,133	$10,195,325
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	152,446	503,272	348,658	151,536	565,032
NET ASSET VALUE (offering and redemption price per share):	$67.96	$67.81	$48.67	$83.74	$18.04
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—

Amounts designated as "–" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2024 :: Statements of Assets and Liabilities :: 169

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
ASSETS:
Total Investment Securities, at cost	$9,210,545	$8,377,636	$76,399,824	$6,608,467	$23,851,000
Securities, at value(a)	13,048,855	10,436,389	123,736,817	9,149,401	—
Repurchase agreements, at value	36,000	29,000	37,635,000	176,000	23,851,000
Total Investment Securities, at value	13,084,855	10,465,389	161,371,817	9,325,401	23,851,000
Cash	150	507	389	155	84
Segregated cash balances for futures contracts with brokers	—	—	2,252,073	—	—
Segregated cash balances for swap agreements with custodian	—	—	1,072	60,000	798
Dividends and interest receivable	6,028	15,263	51,164	2,829	2,824
Receivable for capital shares issued	—	997,116	18,560,288	12,792	518
Receivable for investments sold	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Prepaid expenses	1,265	894	889	67	156
TOTAL ASSETS	13,092,298	11,479,169	182,237,692	9,401,244	23,855,380
LIABILITIES:
Cash overdraft	—	—	—	—	—
Payable for investments purchased	—	1,000,613	—	—	—
Payable for collateral for securities loaned	—	—	178,627	—	—
Payable for capital shares redeemed	27,314	3,543	2,039,477	872	152,702
Unrealized depreciation on swap agreements	—	—	443,243	1,932	366,422
Variation margin on futures contracts	—	—	160,432	—	—
Advisory fees payable	6,042	4,706	88,074	5,922	13,970
Management services fees payable	806	627	11,743	790	1,862
Administration and fund accounting fees payable	2,122	1,685	22,727	1,435	3,739
Administrative services fees payable	4,027	2,906	34,894	2,210	5,850
Distribution fees payable	2,997	2,240	34,894	2,125	5,536
Transfer agent fees payable	1,523	1,191	17,340	1,094	3,024
Compliance services fees payable	82	59	907	54	144
Other accrued expenses	14,376	10,864	176,232	10,654	27,241
TOTAL LIABILITIES	59,289	1,028,434	3,208,590	27,088	580,490
Commitments and contingencies (Note 4)
NET ASSETS	$13,033,009	$10,450,735	$179,029,102	$9,374,156	$23,274,890
NET ASSETS CONSIST OF:
Capital	$8,447,396	$8,622,668	$84,082,351	$7,677,997	$87,951,352
Total distributable earnings (loss)	4,585,613	1,828,067	94,946,751	1,696,159	(64,676,462)
NET ASSETS	$13,033,009	$10,450,735	$179,029,102	$9,374,156	$23,274,890
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	326,784	237,386	2,842,740	296,010	889,585
NET ASSET VALUE (offering and redemption price per share):	$39.88	$44.02	$62.98	$31.67	$26.16
(a) Includes securities on loan valued at:	$—	$—	$173,228	$—	$—

See accompanying notes to financial statements.

170 :: Statements of Assets and Liabilities :: December 31, 2024

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
ASSETS:
Total Investment Securities, at cost	$3,647,662	$8,505,000	$11,127,482	$5,000	$446,000
Securities, at value(a)	7,199,052	—	42,897,612	—	—
Repurchase agreements, at value	17,000	8,505,000	1,312,000	5,000	446,000
Total Investment Securities, at value	7,216,052	8,505,000	44,209,612	5,000	446,000
Cash	126	741	624	807	558
Segregated cash balances for futures contracts with brokers	—	—	—	—	—
Segregated cash balances for swap agreements with custodian	100,000	94,090	360,000	—	714
Dividends and interest receivable	22,653	1,007	11,867	1	53
Receivable for capital shares issued	417	—	—	—	8
Receivable for investments sold	—	—	52,733,618	—	—
Unrealized appreciation on swap agreements	982	276,719	—	63	6,144
Variation margin on futures contracts	—	—	—	—	—
Receivable from Advisor	—	229,893	—	—	—
Prepaid expenses	38	58	465	—	4
TOTAL ASSETS	7,340,268	9,107,508	97,316,186	5,871	453,481
LIABILITIES:
Payable for collateral for securities loaned	—	—	51,814	—	—
Payable for capital shares redeemed	3,404	76,790	38,233	—	3,916
Unrealized depreciation on swap agreements	—	—	57,394	—	—
Variation margin on futures contracts	—	—	—	—	—
Advisory fees payable	4,598	5,001	55,859	3	312
Management services fees payable	613	667	7,448	1	41
Administration and fund accounting fees payable	1,159	1,083	13,535	1	64
Administrative services fees payable	1,891	1,334	19,204	—	96
Distribution fees payable	1,689	1,667	20,874	1	98
Transfer agent fees payable	882	829	10,561	1	55
Compliance services fees payable	40	45	513	—	3
Interest payable	—	229,893	—	—	—
Other accrued expenses	7,375	7,968	90,864	6	605
TOTAL LIABILITIES	21,651	325,277	366,299	13	5,190
Commitments and contingencies (Note 4)
NET ASSETS	$7,318,617	$8,782,231	$96,949,887	$5,858	$448,291
NET ASSETS CONSIST OF:
Capital	$4,208,572	$34,834,892	$40,218,038	$126,051	$3,263,611
Total distributable earnings (loss)	3,110,045	(26,052,661)	56,731,849	(120,193)	(2,815,320)
NET ASSETS	$7,318,617	$8,782,231	$96,949,887	$5,858	$448,291
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, no par value):	156,403	303,118	1,911,972	301	21,248
NET ASSET VALUE (offering and redemption price per share):	$46.79	$28.97	$50.71	$19.48	$21.10
(a) Includes securities on loan valued at:	$—	$—	$25,961	$—	$—

Amounts designated as "–" are $0 or have been rounded to $0.
See accompanying notes to financial statements.

December 31, 2024 :: Statements of Assets and Liabilities :: 171

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
ASSETS:
Total Investment Securities, at cost	$517,000	$59,000	$1,928,000	$2,230,000	$8,355,780
Securities, at value(a)	—	—	—	—	6,654,007
Repurchase agreements, at value	517,000	59,000	1,928,000	2,230,000	4,059,000
Total Investment Securities, at value	517,000	59,000	1,928,000	2,230,000	10,713,007
Cash	810	808	6,901	956	442
Segregated cash balances for futures contracts with brokers	—	—	49,456	16,862	71,296
Segregated cash balances for swap agreements with custodian	223	652	824	873	518
Dividends and interest receivable	61	7	343	306	7,553
Receivable for capital shares issued	1	—	24,413	15,620	—
Receivable for investments sold	—	—	—	—	—
Unrealized appreciation on swap agreements	4,141	340	34,272	13,682	—
Variation margin on futures contracts	—	—	3,795	—	420
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	4	8	30	12	75
TOTAL ASSETS	522,240	60,815	2,048,034	2,278,311	10,793,311
LIABILITIES:
Payable for collateral for securities loaned	—	—	—	—	44,375
Payable for capital shares redeemed	10,345	2	113,710	133	9,079
Unrealized depreciation on swap agreements	—	—	—	—	23,607
Variation margin on futures contracts	—	—	—	105	—
Advisory fees payable	315	37	1,045	762	5,443
Management services fees payable	42	5	139	101	726
Administration and fund accounting fees payable	66	9	323	194	2,687
Administrative services fees payable	98	18	484	315	2,002
Distribution fees payable	102	14	465	303	2,119
Transfer agent fees payable	50	7	233	124	996
Compliance services fees payable	4	—	15	10	53
Interest payable	—	—	—	—	—
Other accrued expenses	529	73	3,384	1,914	13,083
TOTAL LIABILITIES	11,551	165	119,798	3,961	104,170
Commitments and contingencies (Note 4)
NET ASSETS	$510,689	$60,650	$1,928,236	$2,274,350	$10,689,141
NET ASSETS CONSIST OF:
Capital	$3,130,281	$2,676,231	$20,760,349	$8,787,440	$8,815,198
Total distributable earnings (loss)	(2,619,592)	(2,615,581)	(18,832,113)	(6,513,090)	1,873,943
NET ASSETS	$510,689	$60,650	$1,928,236	$2,274,350	$10,689,141
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, no par value):	20,606	9,693	201,822	116,026	288,758
NET ASSET VALUE (offering and redemption price per share):	$24.78	$6.26	$9.55	$19.60	$37.02
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$41,811

See accompanying notes to financial statements.

172 :: Statements of Assets and Liabilities :: December 31, 2024

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
ASSETS:
Total Investment Securities, at cost	$12,175,738	$16,347,530	$27,006,506	$23,298,425	$7,497,199
Securities, at value(a)	16,311,839	18,710,769	58,985,501	21,737,058	7,453,338
Repurchase agreements, at value	80,000	34,000	619,000	12,173,000	3,208,000
Total Investment Securities, at value	16,391,839	18,744,769	59,604,501	33,910,058	10,661,338
Cash	1,541	2,409	614	968	415
Segregated cash balances for futures contracts with brokers	—	—	—	201,240	83,196
Segregated cash balances for swap agreements with custodian	—	—	180,000	209	145
Dividends and interest receivable	14,446	29,017	13,246	14,779	7,865
Receivable for capital shares issued	15	—	—	1,208	2,664
Receivable for investments sold	22,809	65,847	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	2,720
Prepaid expenses	1,362	1,383	339	1,464	859
TOTAL ASSETS	16,432,012	18,843,425	59,798,700	34,129,926	10,759,202
LIABILITIES:
Payable for investments purchased	21,064	13,079	—	—	—
Payable for collateral for securities loaned	8,036	170,389	—	—	—
Payable for capital shares redeemed	26,721	7,737	20,789	7,688	19,660
Unrealized depreciation on swap agreements	—	—	22,886	603,436	67,245
Variation margin on futures contracts	—	—	—	13,800	—
Advisory fees payable	8,987	9,797	38,825	18,354	6,219
Management services fees payable	1,198	1,306	5,177	2,447	830
Administration and fund accounting fees payable	2,641	2,877	8,488	4,505	1,925
Administrative services fees payable	3,998	4,315	9,318	7,009	3,059
Distribution fees payable	3,702	3,996	12,942	6,901	2,549
Transfer agent fees payable	1,899	2,007	6,453	3,443	1,311
Compliance services fees payable	92	92	337	123	59
Other accrued expenses	16,115	16,416	67,144	21,448	10,163
TOTAL LIABILITIES	94,453	232,011	192,359	689,154	113,020
Commitments and contingencies (Note 4)
NET ASSETS	$16,337,559	$18,611,414	$59,606,341	$33,440,772	$10,646,182
NET ASSETS CONSIST OF:
Capital	$11,496,116	$17,642,298	$16,733,879	$34,208,848	$8,241,466
Total distributable earnings (loss)	4,841,443	969,116	42,872,462	(768,076)	2,404,716
NET ASSETS	$16,337,559	$18,611,414	$59,606,341	$33,440,772	$10,646,182
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	530,383	413,459	772,789	789,681	261,254
NET ASSET VALUE (offering and redemption price per share):	$30.80	$45.01	$77.13	$42.35	$40.75
(a) Includes securities on loan valued at:	$7,646	$167,919	$—	$—	$—

Amounts designated as "–" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

December 31, 2024 :: Statements of Assets and Liabilities :: 173

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
ASSETS:
Total Investment Securities, at cost	$144,185,867	$2,000	$381,000	$11,193,439	$6,141,348
Securities, at value(a)	177,685,160	—	—	10,363,548	2,808,619
Repurchase agreements, at value	70,390,000	2,000	381,000	4,809,000	3,266,000
Total Investment Securities, at value	248,075,160	2,000	381,000	15,172,548	6,074,619
Cash	304	175	333	1,315	655
Segregated cash balances for futures contracts with brokers	4,754,376	—	—	338,630	—
Segregated cash balances for swap agreements with custodian	32	471	829	703	115,081
Dividends and interest receivable	77,985	—	45	12,359	17,564
Receivable for capital shares issued	94,660	—	—	293,381	—
Receivable for investments sold	—	—	—	—	—
Unrealized appreciation on swap agreements	—	58	16,947	—	—
Variation margin on futures contracts	—	—	—	127,382	—
Prepaid expenses	1,187	—	11	93	45
TOTAL ASSETS	253,003,704	2,704	399,165	15,946,411	6,207,964
LIABILITIES:
Payable for investments purchased	—	—	—	—	—
Payable for collateral for securities loaned	249,114	—	—	70,315	—
Payable for capital shares redeemed	988,751	30	24,555	7,350	1,780
Unrealized depreciation on swap agreements	6,312,832	—	—	119,687	139,532
Variation margin on futures contracts	338,689	—	—	—	—
Advisory fees payable	121,170	—	696	7,599	2,211
Management services fees payable	16,156	—	93	1,013	442
Administration and fund accounting fees payable	35,327	—	146	3,549	934
Administrative services fees payable	61,445	—	180	3,683	1,307
Distribution fees payable	54,861	1	226	3,463	1,361
Transfer agent fees payable	26,625	—	88	1,789	725
Compliance services fees payable	1,301	—	8	81	38
Other accrued expenses	247,792	3	1,460	21,359	6,672
TOTAL LIABILITIES	8,454,063	34	27,452	239,888	155,002
Commitments and contingencies (Note 4)
NET ASSETS	$244,549,641	$2,670	$371,713	$15,706,523	$6,052,962
NET ASSETS CONSIST OF:
Capital	$124,293,878	$972,753	$10,272,729	$19,791,398	$15,771,797
Total distributable earnings (loss)	120,255,763	(970,083)	(9,901,016)	(4,084,875)	(9,718,835)
NET ASSETS	$244,549,641	$2,670	$371,713	$15,706,523	$6,052,962
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	5,605,052	1,039	16,617	1,035,940	564,697
NET ASSET VALUE (offering and redemption price per share):	$43.63	$2.57	$22.37	$15.16	$10.72
(a) Includes securities on loan valued at:	$241,583	$—	$—	$66,299	$—

See accompanying notes to financial statements.

174 :: Statements of Assets and Liabilities :: December 31, 2024

ProFund VP Utilities
ASSETS:
Total Investment Securities, at cost	$13,735,235
Securities, at value(a)	32,487,103
Repurchase agreements, at value	448,000
Total Investment Securities, at value	32,935,103
Cash	657
Segregated cash balances for swap agreements with custodian	150,000
Dividends and interest receivable	29,774
Receivable for capital shares issued	167
Unrealized appreciation on forward currency contracts	—
Prepaid expenses	170
TOTAL ASSETS	33,115,871
LIABILITIES:
Payable for capital shares redeemed	20,736
Unrealized depreciation on swap agreements	5,170
Advisory fees payable	21,783
Management services fees payable	2,904
Administration and fund accounting fees payable	5,084
Administrative services fees payable	8,245
Distribution fees payable	7,753
Transfer agent fees payable	3,824
Compliance services fees payable	180
Other accrued expenses	31,945
TOTAL LIABILITIES	107,624
Commitments and contingencies (Note 4)
NET ASSETS	$33,008,247
NET ASSETS CONSIST OF:
Capital	$15,618,893
Total distributable earnings (loss)	17,389,354
NET ASSETS	$33,008,247
SHARES OF BENEFICIAL INTEREST OUTSTANDING (unlimited number of shares authorized, no par value):	739,344
NET ASSET VALUE (offering and redemption price per share):	$44.65
(a) Includes securities on loan valued at:	$—

Amounts designated as "–" are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of Operations

176 :: Statements of Operations :: For the Periods Indicated

	ProFund Access VP High Yield	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$—	$534,774	$132,017	$—	$83,944
Interest	668,123	2,783	1,448	95,690	32,580
Foreign tax withholding	—	(16,474)	—	—	—
Net income from securities lending	—	15,055	9	—	63,597
TOTAL INVESTMENT INCOME	668,123	536,138	133,474	95,690	180,121
EXPENSES:
Advisory fees	114,781	117,102	34,475	14,059	323,956
Management services fees	15,304	15,613	4,597	1,875	43,194
Administration and fund accounting fees	19,371	20,315	6,076	2,410	55,748
Distribution fees	38,260	39,034	11,492	4,686	107,985
Transfer agency fees	10,439	10,858	3,156	1,301	30,004
Administrative sevices fees	36,382	30,526	13,644	4,818	79,929
Custody fees	2,216	30,534	797	275	6,737
Trustee fees	199	200	58	24	567
Compliance service fees	83	75	22	7	192
Audit fees	14,780	15,664	4,799	1,871	41,861
Interest fees	—	—	—	5,957	—
Other fees	4,913	6,073	3,080	1,078	29,896
Recoupment of prior expenses reduced by Advisor	1,583	—	—	—	—
Total Gross Expenses before reductions	258,311	285,994	82,196	38,361	720,069
Expenses reduced and reimbursed by the Advisor	(974)	(23,525)	(4,175)	(6,837)	—
Fees paid indirectly	(226)	(95)	(797)	(33)	(4,242)
TOTAL NET EXPENSES	257,111	262,374	77,224	31,491	715,827
NET INVESTMENT INCOME (LOSS)	411,012	273,764	56,250	64,199	(535,706)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	29,337	370,985	525,619	—	1,069,662
Net realized gains (losses) on futures contracts	(7,443)	—	—	(80,303)	—
Net realized gains (losses) on swap agreements	1,188,796	—	25,348	(286,264)	8,197
Change in net unrealized appreciation/depreciation on investment securities	(122,171)	685,851	143,430	—	(914,290)
Change in net unrealized appreciation/depreciation on futures contracts	(48,526)	—	—	30,702	—
Change in net unrealized appreciation/depreciation on swap agreements	(522,816)	—	1,584	10,035	(1,226)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	517,177	1,056,836	695,981	(325,830)	162,343
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$928,189	$1,330,600	$752,231	$(261,631)	$(373,363)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 177

	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary	ProFund VP Consumer Staples	ProFund VP Dow 30
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$658,427	$121,741	$204,402	$286,374	$—
Interest	558,219	10,180	13,868	9,276	18,980
Foreign tax withholding	(204)	—	—	—	—
Net income from securities lending	2	—	—	—	—
TOTAL INVESTMENT INCOME	1,216,444	131,921	218,270	295,650	18,980
EXPENSES:
Advisory fees	447,142	79,051	172,465	84,082	2,815
Management services fees	59,618	10,540	22,995	11,211	375
Administration and fund accounting fees	78,245	13,366	29,401	14,259	457
Distribution fees	149,047	26,350	57,488	28,027	938
Transfer agency fees	41,112	7,191	15,763	7,716	258
Administrative sevices fees	145,352	29,252	63,278	31,830	584
Custody fees	8,871	1,725	3,373	1,633	55
Trustee fees	763	134	285	150	5
Compliance service fees	301	55	112	50	2
Audit fees	58,243	10,244	22,927	11,034	321
Interest fees	—	—	—	—	—
Other fees	28,661	6,321	14,848	7,743	287
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	1,017,355	184,229	402,935	197,735	6,097
Expenses reduced and reimbursed by the Advisor	(14,642)	(6,477)	(13,709)	(8,499)	—
Fees paid indirectly	(1,114)	(677)	(2,906)	(894)	(15)
TOTAL NET EXPENSES	1,001,599	177,075	386,320	188,342	6,082
NET INVESTMENT INCOME (LOSS)	214,845	(45,154)	(168,050)	107,308	12,898
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	759,037	451,604	1,469,435	1,061,546	—
Net realized gains (losses) on futures contracts	585,903	—	—	—	—
Net realized gains (losses) on swap agreements	1,703,164	72,264	103,560	5,762	36,870
Change in net unrealized appreciation/depreciation on investment securities	9,288,955	2,470,994	3,712,711	(75,571)	—
Change in net unrealized appreciation/depreciation on futures contracts	(206,596)	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	(75,298)	(4,706)	(2,179)	(1,842)	(4,384)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	12,055,165	2,990,156	5,283,527	989,895	32,486
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,270,010	$2,945,002	$5,115,477	$1,097,203	$45,384

See accompanying notes to financial statements.

178 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar	ProFund VP Financials
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$577,108	$1,424,710	$580,092	$—	$495,478
Interest	59,031	32,838	958	24,743	26,523
Foreign tax withholding	(42,373)	—	(27,033)	—	—
Net income from securities lending	14,633	—	8,306	—	—
TOTAL INVESTMENT INCOME	608,399	1,457,548	562,323	24,743	522,001
EXPENSES:
Advisory fees	160,940	333,242	108,408	3,631	231,981
Management services fees	21,458	44,432	14,454	484	30,930
Administration and fund accounting fees	27,990	56,717	18,553	609	39,289
Distribution fees	53,647	111,081	36,136	1,210	77,327
Transfer agency fees	15,009	30,748	9,946	337	21,169
Administrative sevices fees	49,809	114,229	32,285	1,073	76,073
Custody fees	25,116	6,773	16,568	5,881	4,619
Trustee fees	284	590	183	6	393
Compliance service fees	101	186	75	2	155
Audit fees	20,676	44,499	15,381	447	30,157
Licensing fees	5,364	13,246	—	2,218	9,520
Other fees	8,115	16,969	5,814	153	12,262
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	388,509	772,712	257,803	16,051	533,875
Expenses reduced and reimbursed by the Advisor	(25,467)	(22,350)	(14,940)	(7,896)	(10,684)
Fees paid indirectly	(2,537)	(3,901)	(28)	(21)	(3,554)
TOTAL NET EXPENSES	360,505	746,461	242,835	8,134	519,637
NET INVESTMENT INCOME (LOSS)	247,894	711,087	319,488	16,609	2,364
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,124,249	4,419,305	1,322,700	—	515,579
Net realized gains (losses) on swap agreements	(121,061)	(72,624)	—	—	33,324
Net realized gains (losses) on forward currency contracts	—	—	—	(13,858)	—
Change in net unrealized appreciation/depreciation on investment securities	(262,790)	(3,212,607)	(974,197)	—	6,851,382
Change in net unrealized appreciation/depreciation on swap agreements	(16,671)	38,907	—	—	(710)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	(32,691)	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	723,727	1,172,981	348,503	(46,549)	7,399,575
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$971,621	$1,884,068	$667,991	$(29,940)	$7,401,939

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 179

	ProFund VP Government Money Market	ProFund VP Health Care	ProFund VP Industrials	ProFund VP International	ProFund VP Internet
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$—	$615,269	$254,788	$—	$41,652
Interest	1,583,774	27,360	14,651	549,973	8,018
Foreign tax withholding	—	—	—	—	—
Net income from securities lending	—	—	—	—	—
TOTAL INVESTMENT INCOME	1,583,774	642,629	269,439	549,973	49,670
EXPENSES:
Advisory fees	231,450	286,258	128,382	80,654	96,396
Management services fees	30,860	38,167	17,117	10,754	12,853
Administration and fund accounting fees	28,637	48,664	22,287	13,279	16,479
Distribution fees	—	95,419	42,794	26,885	32,132
Transfer agency fees	21,408	26,278	11,901	7,516	8,836
Administrative sevices fees	—	97,130	44,292	26,452	34,856
Custody fees	5,147	5,878	2,453	1,628	2,066
Trustee fees	401	502	225	142	163
Compliance service fees	139	172	81	59	62
Audit fees	29,469	37,793	17,169	10,197	12,777
Licensing fees	—	11,458	5,262	—	2,482
Other fees	12,937	14,980	6,627	4,050	4,879
Recoupment of prior expenses reduced by Advisor	—	—	—	757	—
Total Gross Expenses before reductions	360,448	662,699	298,590	182,373	223,981
Expenses reduced and reimbursed by the Advisor	(82,544)	(17,370)	(10,511)	(1,464)	(6,003)
Fees paid indirectly	(162)	(4,110)	(503)	(242)	(2,052)
TOTAL NET EXPENSES	277,742	641,219	287,576	180,667	215,926
NET INVESTMENT INCOME (LOSS)	1,306,032	1,410	(18,137)	369,306	(166,256)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	3,783,309	381,327	—	1,566,626
Net realized gains (losses) on swap agreements	—	69,481	29,716	(199,279)	58,230
Net realized gains (losses) on forward currency contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on investment securities	—	(3,197,291)	1,992,504	—	1,741,845
Change in net unrealized appreciation/depreciation on swap agreements	—	(10,581)	(2,862)	(47,817)	(4,592)
Change in net unrealized appreciation/depreciation on forward currency contracts	—	—	—	—	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	—	644,918	2,400,685	(247,096)	3,362,109
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,306,032	$646,328	$2,382,548	$122,210	$3,195,853

See accompanying notes to financial statements.

180 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Japan	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	ProFund VP Materials	ProFund VP Mid-Cap
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$—	$193,876	$378,319	$261,705	$—
Interest	678,269	5,123	2,854	9,459	555,660
Foreign tax withholding	—	(157)	(51)	—	—
Net income from securities lending	—	—	—	—	—
TOTAL INVESTMENT INCOME	678,269	198,842	381,122	271,164	555,660
EXPENSES:
Advisory fees	100,649	216,078	128,104	108,751	81,854
Management services fees	13,420	28,810	17,080	14,500	10,914
Administration and fund accounting fees	17,199	37,368	23,215	18,631	14,114
Distribution fees	33,550	72,026	42,701	36,250	27,285
Transfer agency fees	9,297	19,760	11,718	10,016	7,667
Administrative sevices fees	34,483	84,268	51,238	38,512	26,578
Custody fees	2,010	4,544	2,841	2,228	1,655
Trustee fees	177	366	221	188	141
Compliance service fees	61	148	76	66	57
Audit fees	13,031	27,701	17,164	14,520	10,316
Other fees	5,008	13,802	8,412	10,009	5,390
Total Gross Expenses before reductions	228,885	504,871	302,770	253,671	185,971
Expenses reduced and reimbursed by the Advisor	(2,554)	(20,839)	(15,787)	(8,125)	(2,419)
Fees paid indirectly	(878)	(17)	(32)	(1,944)	(200)
TOTAL NET EXPENSES	225,453	484,015	286,951	243,602	183,352
NET INVESTMENT INCOME (LOSS)	452,816	(285,173)	94,171	27,562	372,308
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	3,327,302	2,361,997	1,832,593	—
Net realized gains (losses) on futures contracts	1,578,888	—	—	—	290,863
Net realized gains (losses) on swap agreements	51,134	—	—	(38,151)	478,651
Change in net unrealized appreciation/depreciation on investment securities	—	4,862,021	(856,769)	(2,013,699)	—
Change in net unrealized appreciation/depreciation on futures contracts	57,309	—	—	—	(186,384)
Change in net unrealized appreciation/depreciation on swap agreements	(1,920)	—	—	(623)	35,972
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,685,411	8,189,323	1,505,228	(219,880)	619,102
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,138,227	$7,904,150	$1,599,399	$(192,318)	$991,410

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 181

	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Nasdaq-100	ProFund VP Pharmaceuticals	ProFund VP Precious Metals
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$143,282	$219,806	$903,142	$144,332	$—
Interest	2,894	1,810	2,367,269	7,333	1,341,918
Foreign tax withholding	(163)	—	(1,490)	—	—
Net income from securities lending	227	163	13,207	38,447	—
TOTAL INVESTMENT INCOME	146,240	221,779	3,282,128	190,112	1,341,918
EXPENSES:
Advisory fees	109,808	82,693	1,185,942	76,206	197,867
Management services fees	14,641	11,026	158,123	10,161	26,382
Administration and fund accounting fees	19,393	15,103	203,111	13,137	32,122
Distribution fees	36,603	27,564	395,314	25,402	65,956
Transfer agency fees	10,104	7,632	110,051	7,044	18,263
Administrative sevices fees	47,721	35,654	394,567	25,984	70,325
Custody fees	2,656	2,145	23,889	1,512	3,993
Trustee fees	189	144	2,034	135	346
Compliance service fees	72	50	808	43	125
Audit fees	14,762	11,282	151,486	9,839	25,995
Other fees	7,194	5,472	118,277	7,059	14,853
Total Gross Expenses before reductions	263,143	198,765	2,743,602	176,522	456,227
Expenses reduced and reimbursed by the Advisor	(17,140)	(13,516)	(84,257)	(4,857)	(12,174)
Fees paid indirectly	(32)	(15)	(2,837)	(963)	(831)
TOTAL NET EXPENSES	245,971	185,234	2,656,508	170,702	443,222
NET INVESTMENT INCOME (LOSS)	(99,731)	36,545	625,620	19,410	898,696
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,363,849	1,088,339	3,580,890	417,292	—
Net realized gains (losses) on futures contracts	—	—	4,638,894	—	—
Net realized gains (losses) on swap agreements	—	—	4,398,250	(807)	45,898
Change in net unrealized appreciation/depreciation on investment securities	270,655	(309,896)	20,819,879	(89,390)	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	(1,663,884)	—	—
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(281,504)	(3,403)	61,569
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,634,504	778,443	31,492,525	323,692	107,467
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,534,773	$814,988	$32,118,145	$343,102	$1,006,163

See accompanying notes to financial statements.

182 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity	ProFund VP Semiconductor	ProFund VP Short Dow 30	ProFund VP Short Emerging Markets
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$198,672	$—	$493,434	$—	$—
Interest	4,687	419,245	100,746	280	26,010
Foreign tax withholding	—	—	(3,225)	—	—
Net income from securities lending	—	—	102	—	—
TOTAL INVESTMENT INCOME	203,359	419,245	591,057	280	26,010
EXPENSES:
Advisory fees	53,127	61,901	648,350	46	3,824
Management services fees	7,083	8,253	86,446	7	510
Administration and fund accounting fees	9,070	10,693	110,546	7	635
Distribution fees	17,709	20,634	216,117	15	1,274
Transfer agency fees	4,871	5,706	59,605	4	352
Administrative sevices fees	20,984	16,751	194,281	3	1,235
Custody fees	990	1,190	13,551	4	76
Trustee fees	93	106	1,079	—	6
Compliance service fees	36	32	474	—	2
Audit fees	6,871	8,067	85,607	5	497
Licensing fees	2,125	—	17,107	2	156
Interest fees	—	229,893	—	—	—
Other fees	2,740	3,574	33,729	2	186
Recoupment of prior expenses reduced by Advisor	—	—	5,857	12	—
Total Gross Expenses before reductions	125,699	366,800	1,472,749	107	8,753
Expenses reduced and reimbursed by the Advisor	(6,211)	(229,893)	(7,664)	(1)	(157)
Fees paid indirectly	(486)	(277)	(10,725)	(4)	(30)
TOTAL NET EXPENSES	119,002	136,630	1,454,360	102	8,566
NET INVESTMENT INCOME (LOSS)	84,357	282,615	(863,303)	178	17,444
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(110,047)	—	27,545,054	—	—
Net realized gains (losses) on futures contracts	—	—	—	—	—
Net realized gains (losses) on swap agreements	(5,303)	704,325	(942,780)	(670)	(50,060)
Change in net unrealized appreciation/depreciation on investment securities	157,015	—	11,897,644	—	—
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	—	—
Change in net unrealized appreciation/depreciation on swap agreements	778	367,284	(49,295)	67	7,423
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	42,443	1,071,609	38,450,623	(603)	(42,637)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$126,800	$1,354,224	$37,587,320	$(425)	$(25,193)

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 183

	ProFund VP Short International	ProFund VP Short Mid-Cap	ProFund VP Short Nasdaq-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$99,579
Interest	27,879	4,010	177,118	75,908	137,857
Foreign tax withholding	—	—	—	—	(210)
Net income from securities lending	—	—	—	—	3,955
TOTAL INVESTMENT INCOME	27,879	4,010	177,118	75,908	241,181
EXPENSES:
Advisory fees	4,109	600	25,904	11,246	77,080
Management services fees	548	80	3,454	1,500	10,277
Administration and fund accounting fees	682	97	4,404	1,945	19,794
Distribution fees	1,370	200	8,635	3,749	25,693
Transfer agency fees	378	55	2,405	1,021	6,961
Administrative sevices fees	1,282	243	8,586	3,824	23,576
Custody fees	82	13	526	218	1,519
Trustee fees	7	1	50	18	130
Compliance service fees	3	—	10	6	43
Audit fees	504	80	3,603	1,448	9,976
Licensing fees	—	33	1,142	1,665	10,948
Interest fees	—	—	—	—	—
Other fees	199	29	1,654	520	3,745
Recoupment of prior expenses reduced by Advisor	71	—	—	—	—
Total Gross Expenses before reductions	9,235	1,431	60,373	27,160	189,742
Expenses reduced and reimbursed by the Advisor	(16)	(74)	(2,107)	(1,908)	(16,983)
Fees paid indirectly	(24)	(13)	(241)	(61)	(102)
TOTAL NET EXPENSES	9,195	1,344	58,025	25,191	172,657
NET INVESTMENT INCOME (LOSS)	18,684	2,666	119,093	50,717	68,524
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	—	—	—	—	(7,901)
Net realized gains (losses) on futures contracts	—	—	(165,380)	(47,832)	90,476
Net realized gains (losses) on swap agreements	16,786	(9,160)	(595,741)	(151,794)	(390,387)
Change in net unrealized appreciation/depreciation on investment securities	—	—	—	—	582,511
Change in net unrealized appreciation/depreciation on futures contracts	—	—	53,196	25,622	(68,813)
Change in net unrealized appreciation/depreciation on swap agreements	2,523	(312)	13,019	(28,449)	74,210
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	19,309	(9,472)	(694,906)	(202,453)	280,096
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,993	$(6,806)	$(575,813)	$(151,736)	$348,620

See accompanying notes to financial statements.

184 :: Statements of Operations :: For the Periods Indicated

	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP UltraBull	ProFund VP UltraMid-Cap
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$198,592	$330,609	$458,202	$206,200	$111,745
Interest	3,543	2,501	32,105	293,727	163,210
Foreign tax withholding	—	—	(1,193)	(63)	(41)
Net income from securities lending	144	5,559	—	—	206
TOTAL INVESTMENT INCOME	202,279	338,669	489,114	499,864	275,120
EXPENSES:
Advisory fees	126,174	128,813	444,102	158,825	80,038
Management services fees	16,823	17,175	59,213	21,176	10,672
Administration and fund accounting fees	22,373	23,104	77,670	28,415	14,813
Distribution fees	42,058	42,938	148,034	52,942	26,679
Transfer agency fees	11,508	11,739	41,844	14,446	7,258
Administrative sevices fees	45,786	46,681	105,294	54,815	32,285
Custody fees	2,716	3,129	9,027	3,148	1,585
Trustee fees	215	222	776	239	133
Compliance service fees	79	78	299	108	51
Audit fees	16,795	17,676	51,068	20,359	10,588
Licensing fees	1,688	1,925	18,422	1,928	1,028
Other fees	6,550	6,721	24,212	8,171	4,068
Recoupment of prior expenses reduced by Advisor	—	—	—	—	—
Total Gross Expenses before reductions	292,765	300,201	979,961	364,572	189,198
Expenses reduced and reimbursed by the Advisor	(10,098)	(11,637)	—	(8,401)	(9,726)
Fees paid indirectly	(39)	(21)	(4,614)	(403)	(185)
TOTAL NET EXPENSES	282,628	288,543	975,347	355,768	179,287
NET INVESTMENT INCOME (LOSS)	(80,349)	50,126	(486,233)	144,096	95,833
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,230,870	478,643	11,759,735	(5,706)	407,289
Net realized gains (losses) on futures contracts	—	—	—	548,760	232,691
Net realized gains (losses) on swap agreements	—	—	165,251	3,692,758	245,739
Change in net unrealized appreciation/depreciation on investment securities	(335,913)	25,951	(889,843)	2,810,106	427,002
Change in net unrealized appreciation/depreciation on futures contracts	—	—	—	(193,098)	(149,107)
Change in net unrealized appreciation/depreciation on swap agreements	—	—	(21,334)	(537,650)	71,845
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	894,957	504,594	11,013,809	6,315,170	1,235,459
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$814,608	$554,720	$10,527,576	$6,459,266	$1,331,292

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Operations :: 185

	ProFund VP UltraNasdaq-100	ProFund VP UltraShort Dow 30	ProFund VP UltraShort Nasdaq-100	ProFund VP UltraSmall-Cap	ProFund VP U.S. Government Plus
	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024	Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$1,278,140	$—	$—	$133,476	$—
Interest	3,002,164	100	79,853	239,196	341,967
Foreign tax withholding	(2,093)	—	—	(287)	—
Net income from securities lending	18,073	—	—	4,945	—
TOTAL INVESTMENT INCOME	4,296,284	100	79,853	377,330	341,967
EXPENSES:
Advisory fees	1,641,139	22	11,325	114,053	36,051
Management services fees	218,815	4	1,510	15,207	7,210
Administration and fund accounting fees	281,054	4	1,835	25,905	9,011
Distribution fees	547,047	7	3,775	38,018	18,025
Transfer agency fees	151,696	2	1,038	10,340	4,948
Administrative sevices fees	605,031	—	3,083	41,050	17,521
Custody fees	33,301	12	196	2,679	1,091
Trustee fees	2,767	—	24	190	97
Compliance service fees	1,173	—	7	70	32
Audit fees	222,483	2	1,074	15,724	7,316
Licensing fees	80,188	1	509	16,352	—
Other fees	88,265	2	948	6,952	2,729
Recoupment of prior expenses reduced by Advisor	—	—	126	—	—
Total Gross Expenses before reductions	3,872,959	56	25,450	286,540	104,031
Expenses reduced and reimbursed by the Advisor	(190,126)	(5)	(40)	(30,410)	(3,796)
Fees paid indirectly	(6,681)	(4)	(41)	(654)	(737)
TOTAL NET EXPENSES	3,676,152	47	25,369	255,476	99,498
NET INVESTMENT INCOME (LOSS)	620,132	53	54,484	121,854	242,469
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,875,220	—	—	81,699	25,126
Net realized gains (losses) on futures contracts	5,891,818	—	—	224,721	2,051
Net realized gains (losses) on swap agreements	41,144,869	(687)	(1,123,833)	(255,487)	(716,403)
Change in net unrealized appreciation/depreciation on investment securities	31,089,779	—	—	803,283	(440,667)
Change in net unrealized appreciation/depreciation on futures contracts	(2,344,056)	—	—	(192,450)	—
Change in net unrealized appreciation/depreciation on swap agreements	(5,108,617)	62	10,975	317,373	(175,739)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	72,549,013	(625)	(1,112,858)	979,139	(1,305,632)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$73,169,145	$(572)	$(1,058,374)	$1,100,993	$(1,063,163)

See accompanying notes to financial statements.

186 :: Statements of Operations :: For the Periods Indicated

ProFund VP Utilities
Year Ended December 31, 2024
INVESTMENT INCOME:
Dividends	$936,746
Interest	20,950
TOTAL INVESTMENT INCOME	957,696
EXPENSES:
Advisory fees	227,348
Management services fees	30,313
Administration and fund accounting fees	38,389
Distribution fees	75,783
Transfer agency fees	20,770
Administrative sevices fees	82,234
Custody fees	4,607
Trustee fees	387
Compliance service fees	153
Audit fees	29,691
Other fees	21,397
Total Gross Expenses before reductions	531,072
Expenses reduced and reimbursed by the Advisor	(18,243)
Fees paid indirectly	(3,569)
TOTAL NET EXPENSES	509,260
NET INVESTMENT INCOME (LOSS)	448,436
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	16,976
Net realized gains (losses) on swap agreements	39,118
Change in net unrealized appreciation/depreciation on investment securities	4,710,463
Change in net unrealized appreciation/depreciation on swap agreements	(8,230)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	4,758,327
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,206,763

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Statements of
Changes in Net Assets

188 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund Access VP High Yield		ProFund VP Asia 30		ProFund VP Banks
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$411,012	$368,316	$273,764	$(15,732)	$56,250	$86,224
Net realized gains (losses) on investments	1,210,690	515,256	370,985	760,861	550,967	1,395,863
Change in unrealized appreciation/depreciation on investments	(693,513)	315,683	685,851	28,769	145,014	(967,354)
Change in net assets resulting from operations	928,189	1,199,255	1,330,600	773,898	752,231	514,733
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(798,444)	(811,910)	(132,757)	(687,226)	(85,083)	(65,310)
Change in net assets resulting from distributions	(798,444)	(811,910)	(132,757)	(687,226)	(85,083)	(65,310)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,776,765	22,420,442	22,396,586	26,284,747	14,950,191	17,768,471
Distributions reinvested	798,444	811,910	132,757	687,226	85,083	65,310
Value of shares redeemed	(8,674,748)	(24,154,285)	(22,752,083)	(29,554,525)	(16,504,407)	(17,163,970)
Change in net assets resulting from capital transactions	(2,099,539)	(921,933)	(222,740)	(2,582,552)	(1,469,133)	669,811
Change in net assets	(1,969,794)	(534,588)	975,103	(2,495,880)	(801,985)	1,119,234
NET ASSETS:
Beginning of year	16,480,535	17,015,123	15,245,039	17,740,919	5,615,331	4,496,097
End of year	$14,510,741	$16,480,535	$16,220,142	$15,245,039	$4,813,346	$5,615,331
SHARE TRANSACTIONS:
Issued	231,126	927,714	603,196	710,106	487,733	760,184
Reinvested	32,675	33,694	3,581	18,664	3,247	2,738
Redeemed	(347,379)	(1,017,129)	(623,478)	(799,368)	(548,871)	(736,795)
Change in shares	(83,578)	(55,721)	(16,701)	(70,598)	(57,891)	26,127

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 189

	ProFund VP Bear		ProFund VP Biotechnology
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$64,199	$131,745	$(535,706)	$(436,020)
Net realized gains (losses) on investments	(366,567)	(1,009,155)	1,077,859	18,452,724
Change in unrealized appreciation/depreciation on investments	40,737	(11,141)	(915,516)	(14,276,273)
Change in net assets resulting from operations	(261,631)	(888,551)	(373,363)	3,740,431
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(205,227)	(7,959)	(16,706,394)	(6,518,064)
Change in net assets resulting from distributions	(205,227)	(7,959)	(16,706,394)	(6,518,064)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	11,151,435	27,476,028	42,425,170	14,614,174
Distributions reinvested	205,227	7,959	16,706,394	6,518,064
Value of shares redeemed	(12,165,347)	(28,791,566)	(50,453,622)	(23,215,452)
Change in net assets resulting from capital transactions	(808,685)	(1,307,579)	8,677,942	(2,083,214)
Change in net assets	(1,275,543)	(2,204,089)	(8,401,815)	(4,860,847)
NET ASSETS:
Beginning of year	2,753,670	4,957,759	44,534,094	49,394,941
End of year	$1,478,127	$2,753,670	$36,132,279	$44,534,094
SHARE TRANSACTIONS:
Issued	917,800	1,735,673	840,366	224,669
Reinvested	17,140	543	395,605	104,607
Redeemed	(991,828)	(1,835,810)	(1,013,537)	(360,853)
Change in shares	(56,888)	(99,594)	222,434	(31,577)

See accompanying notes to financial statements.

190 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Bull		ProFund VP Communication Services		ProFund VP Consumer Discretionary
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$214,845	$436,204	$(45,154)	$(15,983)	$(168,050)	$(136,645)
Net realized gains (losses) on investments	3,048,104	2,669,286	523,868	563,499	1,572,995	3,119,226
Change in unrealized appreciation/depreciation on investments	9,007,061	7,484,213	2,466,288	1,093,954	3,710,532	2,213,844
Change in net assets resulting from operations	12,270,010	10,589,703	2,945,002	1,641,470	5,115,477	5,196,425
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,350,805)	(8,734,170)	—	(58,848)	(2,497,723)	(1,013,997)
Change in net assets resulting from distributions	(3,350,805)	(8,734,170)	—	(58,848)	(2,497,723)	(1,013,997)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	217,784,799	253,581,624	21,660,643	14,277,364	20,147,194	20,804,904
Distributions reinvested	3,350,805	8,734,170	—	58,848	2,497,723	1,013,997
Value of shares redeemed	(225,408,730)	(253,403,377)	(20,325,836)	(11,314,338)	(22,702,669)	(17,670,071)
Change in net assets resulting from capital transactions	(4,273,126)	8,912,417	1,334,807	3,021,874	(57,752)	4,148,830
Change in net assets	4,646,079	10,767,950	4,279,809	4,604,496	2,560,002	8,331,258
NET ASSETS:
Beginning of year	54,377,278	43,609,328	8,468,104	3,863,608	23,785,628	15,454,370
End of year	$59,023,357	$54,377,278	$12,747,913	$8,468,104	$26,345,630	$23,785,628
SHARE TRANSACTIONS:
Issued	3,863,739	5,150,134	485,353	420,816	303,605	341,729
Reinvested	61,348	180,160	—	1,699	41,754	15,948
Redeemed	(3,992,025)	(5,150,006)	(455,390)	(332,842)	(349,721)	(292,307)
Change in shares	(66,938)	180,288	29,963	89,673	(4,362)	65,370

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 191

	ProFund VP Consumer Staples		ProFund VP Dow 30
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$107,308	$155,942	$12,898	$10,184
Net realized gains (losses) on investments	1,067,308	3,973,853	36,870	27,755
Change in unrealized appreciation/depreciation on investments	(77,413)	(3,476,026)	(4,384)	1,061
Change in net assets resulting from operations	1,097,203	653,769	45,384	39,000
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(3,510,813)	(1,806,155)	(10,184)	(129)
Change in net assets resulting from distributions	(3,510,813)	(1,806,155)	(10,184)	(129)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,106,461	21,587,164	81,030	66,036
Distributions reinvested	3,510,813	1,806,155	10,184	129
Value of shares redeemed	(41,043,154)	(22,952,398)	(72,958)	(47,363)
Change in net assets resulting from capital transactions	1,574,120	440,921	18,256	18,802
Change in net assets	(839,490)	(711,465)	53,456	57,673
NET ASSETS:
Beginning of year	10,748,783	11,460,248	326,736	269,063
End of year	$9,909,293	$10,748,783	$380,192	$326,736
SHARE TRANSACTIONS:
Issued	947,815	430,243	3,819	3,576
Reinvested	112,526	39,137	490	7
Redeemed	(992,602)	(453,961)	(3,274)	(2,546)
Change in shares	67,739	15,419	1,035	1,037

See accompanying notes to financial statements.

192 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Emerging Markets		ProFund VP Energy		ProFund VP Europe 30
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$247,894	$252,618	$711,087	$919,340	$319,488	$276,152
Net realized gains (losses) on investments	1,003,188	(939,146)	4,346,681	4,913,603	1,322,700	1,625,865
Change in unrealized appreciation/depreciation on investments	(279,461)	2,936,648	(3,173,700)	(8,025,103)	(974,197)	439,201
Change in net assets resulting from operations	971,621	2,250,120	1,884,068	(2,192,160)	667,991	2,341,218
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(333,422)	(422,942)	(2,921,466)	(1,187,917)	(773,494)	(314,873)
Change in net assets resulting from distributions	(333,422)	(422,942)	(2,921,466)	(1,187,917)	(773,494)	(314,873)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	63,727,095	42,111,695	144,057,113	63,553,956	16,284,499	18,506,199
Distributions reinvested	333,422	422,942	2,921,466	1,187,917	773,494	314,873
Value of shares redeemed	(66,924,009)	(42,322,174)	(153,858,406)	(80,016,805)	(21,209,682)	(19,922,531)
Change in net assets resulting from capital transactions	(2,863,492)	212,463	(6,879,827)	(15,274,932)	(4,151,689)	(1,101,459)
Change in net assets	(2,225,293)	2,039,641	(7,917,225)	(18,655,009)	(4,257,192)	924,886
NET ASSETS:
Beginning of year	20,793,127	18,753,486	44,431,298	63,086,307	15,304,032	14,379,146
End of year	$18,567,834	$20,793,127	$36,514,073	$44,431,298	$11,046,840	$15,304,032
SHARE TRANSACTIONS:
Issued	2,141,998	1,558,819	3,237,911	1,488,405	605,659	770,224
Reinvested	11,230	15,035	67,377	27,665	29,693	12,926
Redeemed	(2,270,189)	(1,588,522)	(3,466,187)	(1,887,214)	(795,228)	(830,659)
Change in shares	(116,961)	(14,668)	(160,899)	(371,144)	(159,876)	(47,509)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 193

	ProFund VP Falling U.S. Dollar		ProFund VP Financials
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$16,609	$29,158	$2,364	$80,068
Net realized gains (losses) on investments	(13,858)	(29,550)	548,903	3,857,729
Change in unrealized appreciation/depreciation on investments	(32,691)	18,107	6,850,672	(805,109)
Change in net assets resulting from operations	(29,940)	17,715	7,401,939	3,132,688
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(29,158)	—	(2,922,655)	(1,185,841)
Change in net assets resulting from distributions	(29,158)	—	(2,922,655)	(1,185,841)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	704,839	4,147,988	30,664,404	14,981,050
Distributions reinvested	29,158	—	2,922,655	1,185,841
Value of shares redeemed	(1,387,784)	(3,520,351)	(29,991,753)	(18,603,936)
Change in net assets resulting from capital transactions	(653,787)	627,637	3,595,306	(2,437,045)
Change in net assets	(712,885)	645,352	8,074,590	(490,198)
NET ASSETS:
Beginning of year	1,150,517	505,165	26,904,743	27,394,941
End of year	$437,632	$1,150,517	$34,979,333	$26,904,743
SHARE TRANSACTIONS:
Issued	48,295	272,172	613,258	351,510
Reinvested	2,068	—	64,504	27,533
Redeemed	(92,521)	(231,825)	(604,669)	(441,916)
Change in shares	(42,158)	40,347	73,093	(62,873)

See accompanying notes to financial statements.

194 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Government Money Market		ProFund VP Health Care		ProFund VP Industrials
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,306,032	$1,426,790	$1,410	$26,298	$(18,137)	$30,591
Net realized gains (losses) on investments	—	(3,129)	3,852,790	2,510,901	411,043	2,551,975
Change in unrealized appreciation/depreciation on investments	—	—	(3,207,872)	(2,447,230)	1,989,642	(481,719)
Change in net assets resulting from operations	1,306,032	1,423,661	646,328	89,969	2,382,548	2,100,847
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,306,098)	(1,426,790)	(1,733,203)	(4,450,779)	(2,225,904)	(1,349,793)
Change in net assets resulting from distributions	(1,306,098)	(1,426,790)	(1,733,203)	(4,450,779)	(2,225,904)	(1,349,793)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	40,374,383	61,053,891	27,540,482	14,323,232	20,758,246	14,836,576
Distributions reinvested	1,306,098	1,426,790	1,733,203	4,450,779	2,225,904	1,349,793
Value of shares redeemed	(41,617,261)	(68,159,276)	(32,908,168)	(20,807,961)	(22,215,797)	(15,398,360)
Change in net assets resulting from capital transactions	63,220	(5,678,595)	(3,634,483)	(2,033,950)	768,353	788,009
Change in net assets	63,154	(5,681,724)	(4,721,358)	(6,394,760)	924,997	1,539,063
NET ASSETS:
Beginning of year	30,940,543	36,622,267	37,240,682	43,635,442	15,732,768	14,193,705
End of year	$31,003,697	$30,940,543	$32,519,324	$37,240,682	$16,657,765	$15,732,768
SHARE TRANSACTIONS:
Issued	40,374,413	61,053,891	394,461	208,135	225,878	173,517
Reinvested	1,306,098	1,426,790	25,306	67,040	27,115	15,858
Redeemed	(41,617,262)	(68,159,276)	(471,676)	(303,072)	(242,463)	(182,874)
Change in shares	63,249	(5,678,595)	(51,909)	(27,897)	10,530	6,501

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 195

	ProFund VP International		ProFund VP Internet
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$369,306	$371,382	$(166,256)	$(140,154)
Net realized gains (losses) on investments	(199,279)	1,289,268	1,624,856	(534,947)
Change in unrealized appreciation/depreciation on investments	(47,817)	49,724	1,737,253	4,729,701
Change in net assets resulting from operations	122,210	1,710,374	3,195,853	4,054,600
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(371,382)	—	(257,577)	(1,717,154)
Change in net assets resulting from distributions	(371,382)	—	(257,577)	(1,717,154)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,892,610	25,815,900	13,235,724	16,807,660
Distributions reinvested	371,382	—	257,577	1,717,154
Value of shares redeemed	(18,463,016)	(29,839,567)	(15,102,233)	(16,503,992)
Change in net assets resulting from capital transactions	(199,024)	(4,023,667)	(1,608,932)	2,020,822
Change in net assets	(448,196)	(2,313,293)	1,329,344	4,358,268
NET ASSETS:
Beginning of year	10,459,107	12,772,400	12,491,461	8,133,193
End of year	$10,010,911	$10,459,107	$13,820,805	$12,491,461
SHARE TRANSACTIONS:
Issued	845,082	1,336,784	570,814	864,806
Reinvested	17,829	—	11,613	89,669
Redeemed	(871,467)	(1,545,832)	(657,730)	(856,985)
Change in shares	(8,556)	(209,048)	(75,303)	97,490

See accompanying notes to financial statements.

196 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Japan		ProFund VP Large-Cap Growth		ProFund VP Large-Cap Value
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$452,816	$332,742	$(285,173)	$(76,320)	$94,171	$56,453
Net realized gains (losses) on investments	1,630,022	2,151,313	3,327,302	502,885	2,361,997	1,750,291
Change in unrealized appreciation/depreciation on investments	55,389	398,834	4,862,021	4,578,455	(856,769)	1,221,262
Change in net assets resulting from operations	2,138,227	2,882,889	7,904,150	5,005,020	1,599,399	3,028,006
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(2,031,226)	—	(530,748)	(3,728,772)	(1,916,764)	(1,320,536)
Change in net assets resulting from distributions	(2,031,226)	—	(530,748)	(3,728,772)	(1,916,764)	(1,320,536)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,913,768	27,283,643	43,399,752	41,392,771	12,202,822	23,347,451
Distributions reinvested	2,031,226	—	530,748	3,728,772	1,916,764	1,320,536
Value of shares redeemed	(29,438,943)	(26,867,059)	(43,262,659)	(36,111,609)	(17,133,520)	(22,062,238)
Change in net assets resulting from capital transactions	(493,949)	416,584	667,841	9,009,934	(3,013,934)	2,605,749
Change in net assets	(386,948)	3,299,473	8,041,243	10,286,182	(3,331,299)	4,313,219
NET ASSETS:
Beginning of year	10,747,633	7,448,160	26,085,533	15,799,351	20,298,800	15,985,581
End of year	$10,360,685	$10,747,633	$34,126,776	$26,085,533	$16,967,501	$20,298,800
SHARE TRANSACTIONS:
Issued	376,420	464,023	716,920	818,298	241,209	489,591
Reinvested	30,353	—	8,548	75,131	41,310	27,511
Redeemed	(419,101)	(452,888)	(727,714)	(719,484)	(336,826)	(468,527)
Change in shares	(12,328)	11,135	(2,246)	173,945	(54,307)	48,575

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 197

	ProFund VP Materials		ProFund VP Mid-Cap
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$27,562	$62,256	$372,308	$316,090
Net realized gains (losses) on investments	1,794,442	1,273,992	769,514	821,690
Change in unrealized appreciation/depreciation on investments	(2,014,322)	107,355	(150,412)	42,094
Change in net assets resulting from operations	(192,318)	1,443,603	991,410	1,179,874
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(73,395)	(72,950)	(316,090)	—
Change in net assets resulting from distributions	(73,395)	(72,950)	(316,090)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,204,904	16,838,021	7,976,517	6,141,545
Distributions reinvested	73,395	72,950	316,090	—
Value of shares redeemed	(11,933,009)	(17,240,316)	(9,107,501)	(6,979,186)
Change in net assets resulting from capital transactions	(1,654,710)	(329,345)	(814,894)	(837,641)
Change in net assets	(1,920,423)	1,041,308	(139,574)	342,233
NET ASSETS:
Beginning of year	14,609,556	13,568,248	10,334,899	9,992,666
End of year	$12,689,133	$14,609,556	$10,195,325	$10,334,899
SHARE TRANSACTIONS:
Issued	112,743	207,340	443,643	393,098
Reinvested	832	858	18,615	—
Redeemed	(132,957)	(214,872)	(515,542)	(455,664)
Change in shares	(19,382)	(6,674)	(53,284)	(62,566)

See accompanying notes to financial statements.

198 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Mid-Cap Growth		ProFund VP Mid-Cap Value		ProFund VP Nasdaq-100
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(99,731)	$(51,398)	$36,545	$22,096	$625,620	$652,615
Net realized gains (losses) on investments	1,363,849	776,856	1,088,339	952,080	12,618,034	18,292,535
Change in unrealized appreciation/depreciation on investments	270,655	1,066,370	(309,896)	483,647	18,874,491	24,702,405
Change in net assets resulting from operations	1,534,773	1,791,828	814,988	1,457,823	32,118,145	43,647,555
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(596,396)	(81,372)	(502,670)	(729,248)	(19,907,327)	(620,919)
Change in net assets resulting from distributions	(596,396)	(81,372)	(502,670)	(729,248)	(19,907,327)	(620,919)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,588,502	15,462,109	14,350,559	12,290,011	290,912,754	360,891,421
Distributions reinvested	596,396	81,372	502,670	729,248	19,907,327	620,919
Value of shares redeemed	(24,026,112)	(14,272,417)	(17,001,185)	(14,653,488)	(291,449,558)	(333,625,941)
Change in net assets resulting from capital transactions	(2,841,214)	1,271,064	(2,147,956)	(1,634,229)	19,370,523	27,886,399
Change in net assets	(1,902,837)	2,981,520	(1,835,638)	(905,654)	31,581,341	70,913,035
NET ASSETS:
Beginning of year	14,935,846	11,954,326	12,286,373	13,192,027	147,447,761	76,534,726
End of year	$13,033,009	$14,935,846	$10,450,735	$12,286,373	$179,029,102	$147,447,761
SHARE TRANSACTIONS:
Issued	507,923	454,821	332,842	299,831	4,794,145	7,535,148
Reinvested	15,395	2,272	12,662	17,896	334,915	11,550
Redeemed	(605,763)	(424,420)	(400,199)	(359,525)	(4,834,164)	(7,001,820)
Change in shares	(82,445)	32,673	(54,695)	(41,798)	294,896	544,878

Amounts designated as " – " are $0 or have been rounded to $0.
See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 199

	ProFund VP Pharmaceuticals		ProFund VP Precious Metals
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$19,410	$9,854	$898,696	$809,641
Net realized gains (losses) on investments	416,485	866,683	45,898	(524,896)
Change in unrealized appreciation/depreciation on investments	(92,793)	(1,683,599)	61,569	(142,864)
Change in net assets resulting from operations	343,102	(807,062)	1,006,163	141,881
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(1,036,921)	(289,591)	(809,641)	—
Change in net assets resulting from distributions	(1,036,921)	(289,591)	(809,641)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,138,332	13,170,954	285,992,607	80,804,420
Distributions reinvested	1,036,921	289,591	809,641	—
Value of shares redeemed	(13,246,589)	(15,751,659)	(288,414,917)	(83,483,270)
Change in net assets resulting from capital transactions	(71,336)	(2,291,114)	(1,612,669)	(2,678,850)
Change in net assets	(765,155)	(3,387,767)	(1,416,147)	(2,536,969)
NET ASSETS:
Beginning of year	10,139,311	13,527,078	24,691,037	27,228,006
End of year	$9,374,156	$10,139,311	$23,274,890	$24,691,037
SHARE TRANSACTIONS:
Issued	361,701	380,619	11,151,633	3,251,531
Reinvested	35,162	8,324	30,997	—
Redeemed	(395,689)	(456,701)	(11,264,992)	(3,367,491)
Change in shares	1,174	(67,758)	(82,362)	(115,960)

See accompanying notes to financial statements.

200 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Real Estate		ProFund VP Rising Rates Opportunity		ProFund VP Semiconductor
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024		Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$84,357	$77,856	$282,615	$372,109	$(863,303)		$(209,405)
Net realized gains (losses) on investments	(115,350)	484,759	704,325	1,488,761	26,602,274		4,980,644
Change in unrealized appreciation/depreciation on investments	157,793	23,106	367,284	(1,838,575)	11,848,349		16,029,875
Change in net assets resulting from operations	126,800	585,721	1,354,224	22,295	37,587,320		20,801,114
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(290,646)	(1,257,502)	(4,486,965)	(16,031)	(5,758,274)		(397,743)
Change in net assets resulting from distributions	(290,646)	(1,257,502)	(4,486,965)	(16,031)	(5,758,274)		(397,743)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,808,392	6,733,360	8,832,077	18,407,181	115,641,392		56,390,693
Distributions reinvested	290,646	1,257,502	4,486,965	16,031	5,758,274		397,743
Value of shares redeemed	(9,103,725)	(6,427,445)	(9,623,958)	(27,199,202)	(114,501,252)		(26,873,463)
Change in net assets resulting from capital transactions	995,313	1,563,417	3,695,084	(8,775,990)	6,898,414		29,914,973
Change in net assets	831,467	891,636	562,343	(8,769,726)	38,727,460		50,318,344
NET ASSETS:
Beginning of year	6,487,150	5,595,514	8,219,888	16,989,614	58,222,427		7,904,083
End of year	$7,318,617	$6,487,150	$8,782,231	$8,219,888	$96,949,887		$58,222,427
SHARE TRANSACTIONS:
Issued	203,425	140,697	237,565	408,381	2,579,027	(a)	2,429,684	(a)
Reinvested	6,615	27,533	144,433	367	115,062	(a)	14,064	(a)
Redeemed	(190,482)	(134,577)	(262,787)	(611,063)	(2,624,529	)(a)	(1,081,608	)(a)
Change in shares	19,558	33,653	119,211	(202,315)	69,560		1,362,140

(a)  As described in Note 8, share amounts have been adjusted for 4:1 share split that occurred October 14, 2024.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 201

	ProFund VP Short Dow 30		ProFund VP Short Emerging Markets
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$178	$200	$17,444	$29,923
Net realized gains (losses) on investments	(670)	(725)	(50,060)	(171,679)
Change in unrealized appreciation/depreciation on investments	67	(25)	7,423	(10,176)
Change in net assets resulting from operations	(425)	(550)	(25,193)	(151,932)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(200)	—	(29,923)	(4,519)
Change in net assets resulting from distributions	(200)	—	(29,923)	(4,519)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	—	—	2,067,830	7,523,971
Distributions reinvested	200	—	29,923	4,519
Value of shares redeemed	(40)	(163)	(2,107,533)	(7,721,018)
Change in net assets resulting from capital transactions	160	(163)	(9,780)	(192,528)
Change in net assets	(465)	(713)	(64,896)	(348,979)
NET ASSETS:
Beginning of year	6,323	7,036	513,187	862,166
End of year	$5,858	$6,323	$448,291	$513,187
SHARE TRANSACTIONS:
Issued	—	—	95,472	302,966
Reinvested	10	—	1,413	193
Redeemed	(2)	(7)	(97,485)	(313,569)
Change in shares	8	(7)	(600)	(10,410)

See accompanying notes to financial statements.

202 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Short International		ProFund VP Short Mid-Cap		ProFund VP Short Nasdaq-100
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$18,684	$29,900	$2,666	$7,165	$119,093	$205,004
Net realized gains (losses) on investments	16,786	(266,232)	(9,160)	(15,901)	(761,121)	(3,079,720)
Change in unrealized appreciation/depreciation on investments	2,523	(15,871)	(312)	539	66,215	10,116
Change in net assets resulting from operations	37,993	(252,203)	(6,806)	(8,197)	(575,813)	(2,864,600)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(29,900)	(13,615)	(7,165)	(1,059)	(205,004)	(8,999)
Change in net assets resulting from distributions	(29,900)	(13,615)	(7,165)	(1,059)	(205,004)	(8,999)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,217,426	3,523,124	879,391	2,041,899	50,890,508	121,194,164
Distributions reinvested	29,900	13,615	7,165	1,059	205,004	8,999
Value of shares redeemed	(1,261,957)	(5,770,068)	(881,291)	(2,060,041)	(52,755,845)	(121,444,444)
Change in net assets resulting from capital transactions	(14,631)	(2,233,329)	5,265	(17,083)	(1,660,333)	(241,281)
Change in net assets	(6,538)	(2,499,147)	(8,706)	(26,339)	(2,441,150)	(3,114,880)
NET ASSETS:
Beginning of year	517,227	3,016,374	69,356	95,695	4,369,386	7,484,266
End of year	$510,689	$517,227	$60,650	$69,356	$1,928,236	$4,369,386
SHARE TRANSACTIONS:
Issued	50,254	132,021	131,138	251,733	4,566,264	8,043,954
Reinvested	1,279	545	1,094	141	20,460	691
Redeemed	(51,715)	(218,479)	(131,846)	(254,105)	(4,740,213)	(8,100,140)
Change in shares	(182)	(85,913)	386	(2,231)	(153,489)	(55,495)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 203

	ProFund VP Short Small-Cap		ProFund VP Small-Cap
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$50,717	$109,373	$68,524	$92,778
Net realized gains (losses) on investments	(199,626)	(513,386)	(307,812)	742,470
Change in unrealized appreciation/depreciation on investments	(2,827)	51,526	587,908	922,157
Change in net assets resulting from operations	(151,736)	(352,487)	348,620	1,757,405
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(109,373)	(143,290)	(99,601)	—
Change in net assets resulting from distributions	(109,373)	(143,290)	(99,601)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,757,460	23,299,052	13,621,549	15,723,555
Distributions reinvested	109,373	143,290	99,601	—
Value of shares redeemed	(19,525,204)	(23,798,158)	(18,438,772)	(12,543,958)
Change in net assets resulting from capital transactions	341,629	(355,816)	(4,717,622)	3,179,597
Change in net assets	80,520	(851,593)	(4,468,603)	4,937,002
NET ASSETS:
Beginning of year	2,193,830	3,045,423	15,157,744	10,220,742
End of year	$2,274,350	$2,193,830	$10,689,141	$15,157,744
SHARE TRANSACTIONS:
Issued	931,874	915,751	373,849	502,315
Reinvested	5,109	6,371	2,959	—
Redeemed	(920,233)	(938,483)	(529,966)	(402,761)
Change in shares	16,750	(16,361)	(153,158)	99,554

See accompanying notes to financial statements.

204 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Small-Cap Growth		ProFund VP Small-Cap Value		ProFund VP Technology
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(80,349)	$(35,684)	$50,126	$48,857	$(486,233)	$(289,297)
Net realized gains (losses) on investments	1,230,870	1,029,511	478,643	1,656,001	11,924,986	5,777,297
Change in unrealized appreciation/depreciation on investments	(335,913)	1,107,875	25,951	316,339	(911,177)	12,774,065
Change in net assets resulting from operations	814,608	2,101,702	554,720	2,021,197	10,527,576	18,262,065
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(752,384)	(435,031)	(151,910)	(792,188)	(4,305,449)	(5,510,738)
Change in net assets resulting from distributions	(752,384)	(435,031)	(151,910)	(792,188)	(4,305,449)	(5,510,738)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,773,733	7,248,051	17,499,182	9,826,288	20,251,373	41,449,117
Distributions reinvested	752,384	435,031	151,910	792,188	4,305,449	5,510,738
Value of shares redeemed	(15,448,735)	(6,996,217)	(18,889,381)	(10,804,155)	(28,281,623)	(29,634,467)
Change in net assets resulting from capital transactions	77,382	686,865	(1,238,289)	(185,679)	(3,724,801)	17,325,388
Change in net assets	139,606	2,353,536	(835,479)	1,043,330	2,497,326	30,076,715
NET ASSETS:
Beginning of year	16,197,953	13,844,417	19,446,893	18,403,563	57,109,015	27,032,300
End of year	$16,337,559	$16,197,953	$18,611,414	$19,446,893	$59,606,341	$57,109,015
SHARE TRANSACTIONS:
Issued	473,605	263,927	395,114	239,197	269,551	670,435
Reinvested	26,025	15,184	3,836	19,191	57,056	85,704
Redeemed	(508,912)	(255,714)	(438,182)	(267,807)	(379,366)	(486,710)
Change in shares	(9,282)	23,397	(39,232)	(9,419)	(52,759)	269,429

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 205

	ProFund VP UltraBull		ProFund VP UltraMid-Cap
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$144,096	$123,416	$95,833	$66,404
Net realized gains (losses) on investments	4,235,812	2,958,397	885,719	1,027,034
Change in unrealized appreciation/depreciation on investments	2,079,358	2,225,624	349,740	543,990
Change in net assets resulting from operations	6,459,266	5,307,437	1,331,292	1,637,428
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(123,401)	—	(69,792)	—
Change in net assets resulting from distributions	(123,401)	—	(69,792)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	49,338,317	41,663,119	14,012,828	5,744,267
Distributions reinvested	123,401	—	69,792	—
Value of shares redeemed	(41,016,653)	(38,563,254)	(15,489,202)	(4,992,273)
Change in net assets resulting from capital transactions	8,445,065	3,099,865	(1,406,582)	751,994
Change in net assets	14,780,930	8,407,302	(145,082)	2,389,422
NET ASSETS:
Beginning of year	18,659,842	10,252,540	10,791,264	8,401,842
End of year	$33,440,772	$18,659,842	$10,646,182	$10,791,264
SHARE TRANSACTIONS:
Issued	1,287,710	1,681,961	357,974	176,949
Reinvested	3,247	—	1,878	—
Redeemed	(1,122,886)	(1,556,396)	(406,476)	(162,074)
Change in shares	168,071	125,565	(46,624)	14,875

See accompanying notes to financial statements.

206 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP UltraNasdaq-100		ProFund VP UltraShort Dow 30		ProFund VP UltraShort Nasdaq-100
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$620,132	$662,573	$53	$108	$54,484	$71,933
Net realized gains (losses) on investments	48,911,907	63,768,545	(687)	(852)	(1,123,833)	(3,436,585)
Change in unrealized appreciation/depreciation on investments	23,637,106	32,275,373	62	(28)	10,975	115,117
Change in net assets resulting from operations	73,169,145	96,706,491	(572)	(772)	(1,058,374)	(3,249,535)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(662,578)	—	(108)	(6)	(71,933)	—
Return of capital	—	—	—	—	—	—
Change in net assets resulting from distributions	(662,578)	—	(108)	(6)	(71,933)	—
CAPITAL TRANSACTIONS:
Proceeds from shares issued	222,076,664	323,415,012	—	—	96,862,012	141,542,552
Distributions reinvested	662,578	—	108	6	71,933	—
Value of shares redeemed	(237,629,066)	(317,716,556)	(94)	(68)	(96,046,247)	(142,342,839)
Change in net assets resulting from capital transactions	(14,889,824)	5,698,456	14	(62)	887,698	(800,287)
Change in net assets	57,616,743	102,404,947	(666)	(840)	(242,609)	(4,049,822)
NET ASSETS:
Beginning of year	186,932,898	84,527,951	3,336	4,176	614,322	4,664,144
End of year	$244,549,641	$186,932,898	$2,670	$3,336	$371,713	$614,322
SHARE TRANSACTIONS:
Issued	6,005,833	14,964,711	—	—	3,629,958	2,503,641	(a)
Reinvested	16,348	—	36	2	2,843	—
Redeemed	(6,459,050)	(14,807,922)	(32)	(18)	(3,633,542)	(2,542,259	)(a)
Change in shares	(436,869)	156,789	4	(16)	(741)	(38,618)

(a)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: 207

	ProFund VP UltraSmall-Cap		ProFund VP U.S. Government Plus
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$121,854	$96,401	$242,469	$282,360
Net realized gains (losses) on investments	50,933	2,012,423	(689,226)	(1,431,104)
Change in unrealized appreciation/depreciation on investments	928,206	682,615	(616,406)	954,650
Change in net assets resulting from operations	1,100,993	2,791,439	(1,063,163)	(194,094)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(104,681)	—	(242,414)	(362,281)
Return of capital	—	—	—	(249)
Change in net assets resulting from distributions	(104,681)	—	(242,414)	(362,530)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	43,412,836	31,994,847	11,766,747	22,927,382
Distributions reinvested	104,681	—	242,307	362,530
Value of shares redeemed	(45,807,082)	(30,374,685)	(14,491,148)	(20,506,373)
Change in net assets resulting from capital transactions	(2,289,565)	1,620,162	(2,482,094)	2,783,539
Change in net assets	(1,293,253)	4,411,601	(3,787,671)	2,226,915
NET ASSETS:
Beginning of year	16,999,776	12,588,175	9,840,633	7,613,718
End of year	$15,706,523	$16,999,776	$6,052,962	$9,840,633
SHARE TRANSACTIONS:
Issued	2,937,168	2,700,348	999,005	1,738,086
Reinvested	7,985	—	20,815	28,514
Redeemed	(3,140,355)	(2,585,689)	(1,228,536)	(1,567,010)
Change in shares	(195,202)	114,659	(208,716)	199,590

See accompanying notes to financial statements.

208 :: Statements of Changes in Net Assets :: For the Periods Indicated

	ProFund VP Utilities
	Year Ended December 31, 2024	Year Ended December 31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$448,436	$459,597
Net realized gains (losses) on investments	56,094	697,485
Change in unrealized appreciation/depreciation on investments	4,702,233	(4,316,049)
Change in net assets resulting from operations	5,206,763	(3,158,967)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions	(470,058)	(406,380)
Change in net assets resulting from distributions	(470,058)	(406,380)
CAPITAL TRANSACTIONS:
Proceeds from shares issued	80,065,990	19,259,030
Distributions reinvested	470,058	406,380
Value of shares redeemed	(78,383,497)	(28,999,049)
Change in net assets resulting from capital transactions	2,152,551	(9,333,639)
Change in net assets	6,889,256	(12,898,986)
NET ASSETS:
Beginning of year	26,118,991	39,017,977
End of year	$33,008,247	$26,118,991
SHARE TRANSACTIONS:
Issued	1,834,619	519,449
Reinvested	11,615	10,160
Redeemed	(1,804,685)	(771,974)
Change in shares	41,549	(242,365)

Amounts designated as " – " are $0 or have been rounded to $0.

See accompanying notes to financial statements.

Financial Highlights

210 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	In Excess of Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund Access VP High Yield
Year Ended December 31, 2024	$24.76	0.67	0.84	1.51	(0.67)	(0.67)	—	(1.34)
Year Ended December 31, 2023	$23.59	0.67	1.75	2.42	(0.67)	(0.58)	—	(1.25)
Year Ended December 31, 2022	$26.51	0.11	(2.22)	(2.11)	(0.11)	(0.70)	—	(0.81)
Year Ended December 31, 2021	$27.10	(0.34)	0.41	0.07	—	(0.66)	—	(0.66)
Year Ended December 31, 2020	$28.71	(0.31)	0.16	(0.15)	—	(1.46)	—	(1.46)
ProFund VP Asia 30
Year Ended December 31, 2024	$35.48	0.65	3.43	4.08	(0.29)	—	—	(0.29)
Year Ended December 31, 2023	$35.46	(0.03)	1.62	1.59	(0.04)	—	(1.53)	(1.57)
Year Ended December 31, 2022	$53.26	(0.17)	(12.40)	(12.57)	(0.21)	—	(5.02)	(5.23)
Year Ended December 31, 2021	$75.87	0.24	(12.05)	(11.81)	—	—	(10.80)	(10.80)
Year Ended December 31, 2020	$62.15	(0.11)	21.13	21.02	(0.72)	—	(6.58)	(7.30)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund Access VP High Yield
Year Ended December 31, 2024	$24.93	6.31%		1.69%	1.68%	2.69%	$14,511	1,298%
Year Ended December 31, 2023	$24.76	10.43%		1.72%	1.68%	2.77%	$16,481	1,254%
Year Ended December 31, 2022	$23.59	(7.97)%		1.69%	1.68%	0.46%	$17,015	1,532%
Year Ended December 31, 2021	$26.51	0.27%		1.72%	1.68%	(1.28)%	$15,325	1,351%
Year Ended December 31, 2020	$27.10	0.06%		1.87%	1.68%	(1.16)%	$19,923	1,447%
ProFund VP Asia 30
Year Ended December 31, 2024	$39.27	11.56%		1.83%	1.68%	1.75%	$16,220	141%
Year Ended December 31, 2023	$35.48	4.32%		1.83%	1.68%	(0.09)%	$15,245	151%
Year Ended December 31, 2022	$35.46	(24.42)%		1.74%	1.68%	(0.44)%	$17,741	202%
Year Ended December 31, 2021	$53.26	(18.52	)%(d)	1.68%	1.68%	0.33%	$21,907	125%
Year Ended December 31, 2020	$75.87	35.55%		1.71%	1.68%	(0.18)%	$29,494	130%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.34%.

See accompanying notes to financial statements.

Financial Highlights :: 211

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Banks
Year Ended December 31, 2024	$27.36	0.36	5.57	5.93	(0.62)	—	(0.62)
Year Ended December 31, 2023	$25.10	0.46	2.11	2.57	(0.31)	—	(0.31)
Year Ended December 31, 2022	$31.63	0.20	(6.49)	(6.29)	(0.24)	—	(0.24)
Year Ended December 31, 2021	$23.77	0.17	7.93	8.10	(0.24)	—	(0.24)
Year Ended December 31, 2020	$28.74	0.36	(4.85)	(4.49)	(0.48)	—	(0.48)
ProFund VP Bear
Year Ended December 31, 2024	$14.40	0.42	(2.33)	(1.91)	(0.99)	(0.50)	(1.49)
Year Ended December 31, 2023	$17.04	0.52	(3.11)	(2.59)	(0.05)	—	(0.05)
Year Ended December 31, 2022	$14.56	0.03	2.45	2.48	—	—	—
Year Ended December 31, 2021	$19.59	(0.28)	(4.49)	(4.77)	—	(0.26)	(0.26)
Year Ended December 31, 2020	$26.47	(0.35)	(6.41)	(6.76)	(0.12)	—	(0.12)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Banks
Year Ended December 31, 2024	$32.67	22.24	%(d)	1.79%	1.68%	1.22%	$4,813	262%
Year Ended December 31, 2023	$27.36	10.39%		1.79%	1.68%	1.98%	$5,615	430%
Year Ended December 31, 2022	$25.10	(19.88)%		1.74%	1.68%	0.69%	$4,496	599%
Year Ended December 31, 2021	$31.63	34.09%		1.68%	1.68%	0.57%	$7,500	551%
Year Ended December 31, 2020	$23.77	(15.21)%		1.74%	1.68%	1.74%	$4,823	478%
ProFund VP Bear
Year Ended December 31, 2024	$11.00	(13.71)%		2.05%	1.68%	3.42%	$1,478	—
Year Ended December 31, 2023	$14.40	(15.27)%		1.72%	1.68%	3.31%	$2,754	—
Year Ended December 31, 2022	$17.04	17.03%		1.70%	1.68%	0.20%	$4,958	—
Year Ended December 31, 2021	$14.56	(24.57)%		1.69%	1.68%	(1.68)%	$1,557	—
Year Ended December 31, 2020	$19.59	(25.61)%		1.79%	1.68%	(1.40)%	$2,352	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.21%.

See accompanying notes to financial statements.

212 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Biotechnology
Year Ended December 31, 2024	$66.75	(0.66)	1.61	0.95	—	(27.08)	(27.08)
Year Ended December 31, 2023	$70.69	(0.64)	7.07	6.43	—	(10.37)	(10.37)
Year Ended December 31, 2022	$94.46	(0.14)	(8.78)	(8.92)	—	(14.85)	(14.85)
Year Ended December 31, 2021	$82.13	(0.14)	13.01	12.87	—	(0.54)	(0.54)
Year Ended December 31, 2020	$76.13	(0.05)	11.57	11.52	(0.01)	(5.51)	(5.52)
ProFund VP Bull
Year Ended December 31, 2024	$50.53	0.20	10.95	11.15	(0.42)	(2.78)	(3.20)
Year Ended December 31, 2023	$48.67	0.43	10.74	11.17	—	(9.31)	(9.31)
Year Ended December 31, 2022	$70.29	(0.05)	(13.46)	(13.51)	—	(8.11)	(8.11)
Year Ended December 31, 2021	$59.38	(0.42)	15.37	14.95	—	(4.04)	(4.04)
Year Ended December 31, 2020	$53.62	(0.23)	8.70	8.47	(0.05)	(2.66)	(2.71)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Biotechnology
Year Ended December 31, 2024	$40.62	(0.15)%	1.67%	1.66%		(1.24)%	$36,132	134%
Year Ended December 31, 2023	$66.75	10.14%	1.68%	1.67%		(0.99)%	$44,534	130%
Year Ended December 31, 2022	$70.69	(7.71)%	1.63%	1.63%		(0.19)%	$49,395	29%
Year Ended December 31, 2021	$94.46	15.73%	1.58%	1.58%		(0.15)%	$61,798	43%
Year Ended December 31, 2020	$82.13	15.38%	1.67%	1.67%		(0.06)%	$60,969	70%
ProFund VP Bull
Year Ended December 31, 2024	$58.48	22.49%	1.71%	1.68%		0.36%	$59,023	64%
Year Ended December 31, 2023	$50.53	23.74%	1.75%	1.68%		0.86%	$54,377	125%
Year Ended December 31, 2022	$48.67	(19.74)%	1.71%	1.68%		(0.10)%	$43,609	199%
Year Ended December 31, 2021	$70.29	26.33%	1.65%	1.65%		(0.66)%	$65,540	49%
Year Ended December 31, 2020	$59.38	16.03%	1.72%	1.69	%(d)	(0.44)%	$66,044	4%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 213

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Communication Services
Year Ended December 31, 2024	$38.14	(0.19)	12.64	12.45	—	—	—
Year Ended December 31, 2023	$29.19	(0.09)	9.36	9.27	(0.32)	—	(0.32)
Year Ended December 31, 2022	$37.77	0.36	(8.35)	(7.99)	(0.59)	—	(0.59)
Year Ended December 31, 2021	$32.25	0.53	5.38	5.91	(0.39)	—	(0.39)
Year Ended December 31, 2020	$31.53	0.41	0.57	0.98	(0.26)	—	(0.26)
ProFund VP Consumer Discretionary
Year Ended December 31, 2024	$65.99	(0.48)	15.06	14.58	—	(6.58)	(6.58)
Year Ended December 31, 2023	$52.38	(0.42)	17.08	16.66	—	(3.05)	(3.05)
Year Ended December 31, 2022	$77.36	(0.43)	(23.92)	(24.35)	—	(0.63)	(0.63)
Year Ended December 31, 2021	$76.15	(0.76)	8.12	7.36	—	(6.15)	(6.15)
Year Ended December 31, 2020	$82.97	(0.56)	22.85	22.29	—	(29.11)	(29.11)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Communication Services
Year Ended December 31, 2024	$50.59	32.64%	1.75%	1.68%	(0.43)%	$12,748	119%
Year Ended December 31, 2023	$38.14	31.82%	1.77%	1.68%	(0.26)%	$8,468	186%
Year Ended December 31, 2022	$29.19	(21.22)%	1.73%	1.68%	1.14%	$3,864	56%
Year Ended December 31, 2021	$37.77	18.41%	1.69%	1.68%	1.50%	$7,438	105%
Year Ended December 31, 2020	$32.25	3.15%	1.77%	1.68%	1.36%	$6,626	107%
ProFund VP Consumer Discretionary
Year Ended December 31, 2024	$73.99	24.44%	1.75%	1.68%	(0.73)%	$26,346	53%
Year Ended December 31, 2023	$65.99	32.05%	1.77%	1.68%	(0.70)%	$23,786	91%
Year Ended December 31, 2022	$52.38	(31.53)%	1.72%	1.68%	(0.71)%	$15,454	19%
Year Ended December 31, 2021	$77.36	10.23%	1.68%	1.68%	(0.99)%	$30,884	39%
Year Ended December 31, 2020	$76.15	28.34%	1.75%	1.68%	(0.72)%	$31,935	116%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

214 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Consumer Staples
Year Ended December 31, 2024	$44.12	0.36	3.88	4.24	(0.73)	(15.80)	(16.53)
Year Ended December 31, 2023	$50.22	0.59	1.74	2.33	(0.11)	(8.32)	(8.43)
Year Ended December 31, 2022	$69.45	0.09	(17.04)	(16.95)	(0.03)	(2.25)	(2.28)
Year Ended December 31, 2021	$62.19	0.02	11.42	11.44	(0.27)	(3.91)	(4.18)
Year Ended December 31, 2020	$48.21	0.25	14.61	14.86	(0.38)	(0.50)	(0.88)
ProFund VP Dow 30
Year Ended December 31, 2024	$20.60	0.74	1.72	2.46	(0.56)	—	(0.56)
Year Ended December 31, 2023	$18.15	0.61	1.85	2.46	(0.01)	—	(0.01)
Year Ended December 31, 2022	$23.90	0.01	(2.22)	(2.21)	—	(3.54)	(3.54)
Year Ended December 31, 2021	$23.26	(0.34)	4.18	3.84	—	(3.20)	(3.20)
Year Ended December 31, 2020	$28.16	(0.31)	2.05	1.74	(0.13)	(6.51)	(6.64)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Consumer Staples
Year Ended December 31, 2024	$31.83	10.36%	1.76%	1.68%	0.96%	$9,909	327%
Year Ended December 31, 2023	$44.12	3.92%	1.77%	1.68%	1.21%	$10,749	167%
Year Ended December 31, 2022	$50.22	(24.70)%	1.73%	1.68%	0.15%	$11,460	88%
Year Ended December 31, 2021	$69.45	19.65%	1.69%	1.68%	0.03%	$26,376	65%
Year Ended December 31, 2020	$62.19	31.05%	1.75%	1.68%	0.50%	$18,373	141%
ProFund VP Dow 30
Year Ended December 31, 2024	$22.50	12.15%	1.62%	1.62%	3.44%	$380	—
Year Ended December 31, 2023	$20.60	13.54%	1.64%	1.63%	3.26%	$327	—
Year Ended December 31, 2022	$18.15	(8.85)%	1.57%	1.57%	0.05%	$269	—
Year Ended December 31, 2021	$23.90	17.51%	1.47%	1.47%	(1.47)%	$218	—
Year Ended December 31, 2020	$23.26	7.41%	1.58%	1.58%	(1.31)%	$385	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
See accompanying notes to financial statements.

Financial Highlights :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Emerging Markets
Year Ended December 31, 2024	$28.29	0.34	1.88	2.22	(0.47)	—	(0.47)
Year Ended December 31, 2023	$25.02	0.34	3.49	3.83	(0.56)	—	(0.56)
Year Ended December 31, 2022	$30.04	0.63	(5.48)	(4.85)	(0.17)	—	(0.17)
Year Ended December 31, 2021	$36.64	0.15	(6.75)	(6.60)	—	—	—
Year Ended December 31, 2020	$29.08	(0.08)	7.82	7.74	(0.18)	—	(0.18)
ProFund VP Energy
Year Ended December 31, 2024	$42.19	0.70	1.06	1.76	(0.95)	(2.08)	(3.03)
Year Ended December 31, 2023	$44.29	0.75	(1.84)	(1.09)	(1.01)	—	(1.01)
Year Ended December 31, 2022	$28.04	0.82	15.85	16.67	(0.42)	—	(0.42)
Year Ended December 31, 2021	$18.78	0.58	9.13	9.71	(0.45)	—	(0.45)
Year Ended December 31, 2020	$29.86	0.57	(10.93)	(10.36)	(0.50)	(0.22)	(0.72)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Emerging Markets
Year Ended December 31, 2024	$30.04	7.85%		1.81%	1.68%	1.16%	$18,568	230%
Year Ended December 31, 2023	$28.29	15.31	%(d)	1.81%	1.68%	1.26%	$20,793	141%
Year Ended December 31, 2022	$25.02	(16.19)%		1.78%	1.68%	2.38%	$18,753	53%
Year Ended December 31, 2021	$30.04	(18.01)%		1.69%	1.68%	0.43%	$19,702	60%
Year Ended December 31, 2020	$36.64	26.72	%(e)	1.74%	1.68%	(0.29)%	$26,509	108%
ProFund VP Energy
Year Ended December 31, 2024	$40.92	3.77%		1.74%	1.68%	1.60%	$36,514	291%
Year Ended December 31, 2023	$42.19	(2.49)%		1.75%	1.68%	1.74%	$44,431	72%
Year Ended December 31, 2022	$44.29	59.43%		1.71%	1.68%	2.09%	$63,086	48%
Year Ended December 31, 2021	$28.04	51.93%		1.69%	1.68%	2.30%	$30,740	80%
Year Ended December 31, 2020	$18.78	(34.46)%		1.76%	1.68%	3.00%	$18,535	130%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.13%.

(e)  During the year ended December 31, 2020, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.20%.

See accompanying notes to financial statements.

216 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Europe 30
Year Ended December 31, 2024	$25.90	0.59	0.56	1.15	(0.51)	(0.91)	(1.42)
Year Ended December 31, 2023	$22.52	0.44	3.46	3.90	(0.52)	—	(0.52)
Year Ended December 31, 2022	$25.62	0.43	(2.37)	(1.94)	(0.29)	(0.87)	(1.16)
Year Ended December 31, 2021	$20.76	0.32	4.76	5.08	(0.22)	—	(0.22)
Year Ended December 31, 2020	$23.50	0.22	(2.43)	(2.21)	(0.53)	—	(0.53)
ProFund VP Falling U.S. Dollar
Year Ended December 31, 2024	$15.59	0.51	(1.29)	(0.78)	(0.98)	—	(0.98)
Year Ended December 31, 2023	$15.10	0.50	(0.01)	0.49	—	—	—
Year Ended December 31, 2022	$16.55	(0.01)	(1.44)	(1.45)	—	—	—
Year Ended December 31, 2021	$18.37	(0.30)	(1.15)	(1.45)	—	(0.37)	(0.37)
Year Ended December 31, 2020	$17.60	(0.25)	1.09	0.84	(0.07)	—	(0.07)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Europe 30
Year Ended December 31, 2024	$25.63	4.35%	1.78%	1.68%	2.21%	$11,047	116%
Year Ended December 31, 2023	$25.90	17.47%	1.77%	1.68%	1.83%	$15,304	120%
Year Ended December 31, 2022	$22.52	(7.76)%	1.75%	1.68%	1.82%	$14,379	131%
Year Ended December 31, 2021	$25.62	24.53%	1.69%	1.68%	1.30%	$17,489	138%
Year Ended December 31, 2020	$20.76	(9.23)%	1.77%	1.68%	1.10%	$14,729	63%
ProFund VP Falling U.S. Dollar
Year Ended December 31, 2024	$13.83	(5.12)%	3.32%	1.68%	3.43%	$438	—
Year Ended December 31, 2023	$15.59	3.25%	2.97%	1.68%	3.28%	$1,151	—
Year Ended December 31, 2022	$15.10	(8.76)%	2.41%	1.68%	(0.05)%	$505	—
Year Ended December 31, 2021	$16.55	(8.03)%	2.23%	1.68%	(1.68)%	$481	—
Year Ended December 31, 2020	$18.37	4.80%	3.18%	1.68%	(1.44)%	$1,336	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 217

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Financials
Year Ended December 31, 2024	$45.92	—	(d)	12.20		12.20	(0.14)	(4.90)	(5.04)
Year Ended December 31, 2023	$42.23	0.13		5.59		5.72	(0.20)	(1.83)	(2.03)
Year Ended December 31, 2022	$50.42	0.15		(7.78)		(7.63)	(0.04)	(0.52)	(0.56)
Year Ended December 31, 2021	$41.61	0.03		12.16		12.19	(0.17)	(3.21)	(3.38)
Year Ended December 31, 2020	$46.06	0.23		(1.41)		(1.18)	(0.28)	(2.99)	(3.27)
ProFund VP Government Money Market
Year Ended December 31, 2024	$1.000	0.042		—		0.042	(0.042)	—	(0.042)
Year Ended December 31, 2023	$1.000	0.041		—	(d)	0.041	(0.041)	—	(0.041)
Year Ended December 31, 2022	$1.000	0.010		—	(d)	0.010	(0.010)	—	(0.010)
Year Ended December 31, 2021	$1.000	—	(d)	—	(d)	— (d)	— (d)	—	— (d)
Year Ended December 31, 2020	$1.000	0.001		—	(d)	0.001	(0.001)	—	(0.001)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Financials
Year Ended December 31, 2024	$53.08	28.45%	1.73%	1.68%		0.01%	$34,979	21%
Year Ended December 31, 2023	$45.92	13.88%	1.75%	1.68%		0.31%	$26,905	48%
Year Ended December 31, 2022	$42.23	(15.14)%	1.71%	1.68%		0.33%	$27,395	14%
Year Ended December 31, 2021	$50.42	30.10%	1.68%	1.68%		0.07%	$41,801	31%
Year Ended December 31, 2020	$41.61	(1.77)%	1.74%	1.68%		0.58%	$27,234	145%
ProFund VP Government Money Market
Year Ended December 31, 2024	$1.000	4.31%	1.17%	0.90%		4.23%	$31,004	—
Year Ended December 31, 2023	$1.000	4.15%	1.28%	0.90	%(e)	4.06%	$30,941	—
Year Ended December 31, 2022	$1.000	1.02%	1.16%	0.49	%(f)(g)	1.01%	$36,622	—
Year Ended December 31, 2021	$1.000	0.01%	1.07%	—	%(f)(h)	0.01%	$46,350	—
Year Ended December 31, 2020	$1.000	0.04%	1.16%	0.52	%(f)	0.05%	$48,075	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.0005.

(e)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% through September 30, 2023. Effective October 1, 2023, the contractual expense limit was reduced from 1.35% to 0.90%.

(f)  The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

(g)  The Advisor voluntarily waived fees and expenses to limit the annual expense ratio to 0.90% (excluding amounts contractually waived to support a minimum net yield).

(h)  Amount is less than 0.005%.

See accompanying notes to financial statements.

218 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Health Care
Year Ended December 31, 2024	$66.70	— (d)	0.75	0.75	(0.04)	(3.20)	(3.24)
Year Ended December 31, 2023	$74.44	0.05	0.51	0.56	—	(8.30)	(8.30)
Year Ended December 31, 2022	$84.07	(0.15)	(5.18)	(5.33)	—	(4.30)	(4.30)
Year Ended December 31, 2021	$75.46	(0.24)	15.51	15.27	(0.03)	(6.63)	(6.66)
Year Ended December 31, 2020	$74.91	0.03	10.27	10.30	—	(9.75)	(9.75)
ProFund VP Industrials
Year Ended December 31, 2024	$88.65	(0.10)	12.81	12.71	(0.18)	(12.58)	(12.76)
Year Ended December 31, 2023	$83.02	0.18	13.02	13.20	—	(7.57)	(7.57)
Year Ended December 31, 2022	$99.95	(0.18)	(15.43)	(15.61)	—	(1.32)	(1.32)
Year Ended December 31, 2021	$90.68	(0.44)	15.06	14.62	—	(5.35)	(5.35)
Year Ended December 31, 2020	$79.25	(0.15)	13.24	13.09	(0.14)	(1.52)	(1.66)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Health Care
Year Ended December 31, 2024	$64.21	0.82%	1.74%	1.68%	— (e)	$32,519	41%
Year Ended December 31, 2023	$66.70	0.82%	1.74%	1.68%	0.07%	$37,241	13%
Year Ended December 31, 2022	$74.44	(6.03)%	1.69%	1.68%	(0.20)%	$43,635	30%
Year Ended December 31, 2021	$84.07	21.54%	1.68%	1.68%	(0.30)%	$55,677	10%
Year Ended December 31, 2020	$75.46	14.44%	1.73%	1.68%	0.04%	$52,001	58%
ProFund VP Industrials
Year Ended December 31, 2024	$88.60	15.47%	1.74%	1.68%	(0.11)%	$16,658	59%
Year Ended December 31, 2023	$88.65	16.30%	1.76%	1.68%	0.21%	$15,733	82%
Year Ended December 31, 2022	$83.02	(15.60)%	1.72%	1.68%	(0.21)%	$14,194	73%
Year Ended December 31, 2021	$99.95	16.40%	1.69%	1.68%	(0.45)%	$21,804	72%
Year Ended December 31, 2020	$90.68	16.76%	1.75%	1.68%	(0.20)%	$17,080	123%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.005.

(e)  Amount is less than 0.005%.

See accompanying notes to financial statements.

Financial Highlights :: 219

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP International
Year Ended December 31, 2024	$20.58	0.72	(0.51)	0.21	(0.75)	—	(0.75)
Year Ended December 31, 2023	$17.81	0.62	2.15	2.77	—	—	—
Year Ended December 31, 2022	$22.33	(0.03)	(3.63)	(3.66)	—	(0.86)	(0.86)
Year Ended December 31, 2021	$20.52	(0.35)	2.16	1.81	—	—	—
Year Ended December 31, 2020	$19.66	(0.24)	1.19	0.95	(0.09)	—	(0.09)
ProFund VP Internet
Year Ended December 31, 2024	$21.05	(0.30)	6.38	6.08	—	(0.46)	(0.46)
Year Ended December 31, 2023	$16.40	(0.26)	8.12	7.86	—	(3.21)	(3.21)
Year Ended December 31, 2022	$51.30	(0.36)	(21.75)	(22.11)	—	(12.79)	(12.79)
Year Ended December 31, 2021	$58.55	(0.84)	3.30	2.46	—	(9.71)	(9.71)
Year Ended December 31, 2020	$43.10	(0.69)	22.44	21.75	—	(6.30)	(6.30)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP International
Year Ended December 31, 2024	$20.04	0.88%		1.70%	1.68%		3.43%	$10,011	—
Year Ended December 31, 2023	$20.58	15.55%		1.71%	1.68%		3.19%	$10,459	—
Year Ended December 31, 2022	$17.81	(16.45)%		1.68%	1.65%		(0.16)%	$12,772	—
Year Ended December 31, 2021	$22.33	8.82%		1.60%	1.60%		(1.60)%	$12,151	—
Year Ended December 31, 2020	$20.52	4.90%		1.68%	1.68%		(1.36)%	$5,532	—
ProFund VP Internet
Year Ended December 31, 2024	$26.67	29.34	%(d)	1.74%	1.68%		(1.29)%	$13,821	76%
Year Ended December 31, 2023	$21.05	49.85%		1.76%	1.68%		(1.34)%	$12,491	83%
Year Ended December 31, 2022	$16.40	(46.13)%		1.70%	1.69	%(e)	(1.40)%	$8,133	28%
Year Ended December 31, 2021	$51.30	5.30%		1.68%	1.68%		(1.47)%	$19,532	57%
Year Ended December 31, 2020	$58.55	50.82%		1.71%	1.68%		(1.36)%	$26,399	116%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.44%.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

220 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Japan
Year Ended December 31, 2024	$65.23	2.39	11.89	14.28	(1.89)	(9.66)	(11.55)
Year Ended December 31, 2023	$48.48	1.93	14.82	16.75	—	—	—
Year Ended December 31, 2022	$56.77	(0.12)	(5.32)	(5.44)	—	(2.85)	(2.85)
Year Ended December 31, 2021	$63.65	(1.02)	3.20	2.18	—	(9.06)	(9.06)
Year Ended December 31, 2020	$55.06	(0.73)	9.48	8.75	(0.16)	—	(0.16)
ProFund VP Large-Cap Growth
Year Ended December 31, 2024	$51.60	(0.60)	17.94	17.34	—	(1.13)	(1.13)
Year Ended December 31, 2023	$47.65	(0.18)	13.09	12.91	—	(8.96)	(8.96)
Year Ended December 31, 2022	$85.95	(0.46)	(24.71)	(25.17)	—	(13.13)	(13.13)
Year Ended December 31, 2021	$77.23	(0.75)	20.84	20.09	—	(11.37)	(11.37)
Year Ended December 31, 2020	$64.35	(0.35)	20.11	19.76	—	(6.88)	(6.88)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Japan
Year Ended December 31, 2024	$67.96	22.22%	1.71%	1.68%	3.37%	$10,361	—
Year Ended December 31, 2023	$65.23	34.51%	1.73%	1.68%	3.26%	$10,748	—
Year Ended December 31, 2022	$48.48	(9.92)%	1.69%	1.68%	(0.22)%	$7,448	—
Year Ended December 31, 2021	$56.77	3.89%	1.69%	1.68%	(1.68)%	$7,261	—
Year Ended December 31, 2020	$63.65	15.93%	1.75%	1.68%	(1.38)%	$11,668	—
ProFund VP Large-Cap Growth
Year Ended December 31, 2024	$67.81	33.78%	1.75%	1.68%	(0.99)%	$34,127	163%
Year Ended December 31, 2023	$51.60	27.86%	1.78%	1.68%	(0.36)%	$26,086	178%
Year Ended December 31, 2022	$47.65	(30.64)%	1.73%	1.68%	(0.76)%	$15,799	132%
Year Ended December 31, 2021	$85.95	29.86%	1.69%	1.68%	(0.94)%	$37,180	122%
Year Ended December 31, 2020	$77.23	30.93%	1.75%	1.68%	(0.52)%	$29,963	150%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Highlights :: 221

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Large-Cap Value
Year Ended December 31, 2024	$50.37	0.28	4.66	4.94	(0.20)	(6.44)	(6.64)
Year Ended December 31, 2023	$45.11	0.16	8.71	8.87	(0.24)	(3.37)	(3.61)
Year Ended December 31, 2022	$49.32	0.23	(3.59)	(3.36)	(0.23)	(0.62)	(0.85)
Year Ended December 31, 2021	$40.50	0.22	9.03	9.25	(0.43)	—	(0.43)
Year Ended December 31, 2020	$47.60	0.43	(1.06)	(0.63)	(0.50)	(5.97)	(6.47)
ProFund VP Materials
Year Ended December 31, 2024	$85.48	0.17	(1.47)	(1.30)	(0.37)	(0.07)	(0.44)
Year Ended December 31, 2023	$76.40	0.33	9.12	9.45	(0.37)	—	(0.37)
Year Ended December 31, 2022	$84.94	0.36	(8.08)	(7.72)	(0.13)	(0.69)	(0.82)
Year Ended December 31, 2021	$69.36	0.14	17.52	17.66	(0.23)	(1.85)	(2.08)
Year Ended December 31, 2020	$64.71	0.32	9.87	10.19	(0.42)	(5.12)	(5.54)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Large-Cap Value
Year Ended December 31, 2024	$48.67	10.42%	1.77%	1.68%	0.55%	$16,968	91%
Year Ended December 31, 2023	$50.37	20.09%	1.78%	1.68%	0.34%	$20,299	151%
Year Ended December 31, 2022	$45.11	(6.82)%	1.73%	1.68%	0.51%	$15,986	214%
Year Ended December 31, 2021	$49.32	22.93%	1.70%	1.68%	0.48%	$17,877	79%
Year Ended December 31, 2020	$40.50	(0.06)%	1.77%	1.68%	1.05%	$14,607	97%
ProFund VP Materials
Year Ended December 31, 2024	$83.74	(1.55)%	1.75%	1.68%	0.19%	$12,689	48%
Year Ended December 31, 2023	$85.48	12.38%	1.77%	1.68%	0.40%	$14,610	69%
Year Ended December 31, 2022	$76.40	(9.14)%	1.71%	1.68%	0.46%	$13,568	65%
Year Ended December 31, 2021	$84.94	25.63%	1.68%	1.68%	0.18%	$17,284	134%
Year Ended December 31, 2020	$69.36	16.49%	1.73%	1.68%	0.53%	$16,416	135%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

222 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap
Year Ended December 31, 2024	$16.71	0.60	1.23	1.83	(0.50)	—	(0.50)
Year Ended December 31, 2023	$14.68	0.49	1.54	2.03	—	—	—
Year Ended December 31, 2022	$21.47	(0.04)	(3.10)	(3.14)	—	(3.65)	(3.65)
Year Ended December 31, 2021	$18.15	(0.33)	4.31	3.98	—	(0.66)	(0.66)
Year Ended December 31, 2020	$23.89	(0.26)	1.63	1.37	(0.22)	(6.89)	(7.11)
ProFund VP Mid-Cap Growth
Year Ended December 31, 2024	$36.50	(0.27)	5.29	5.02	—	(1.64)	(1.64)
Year Ended December 31, 2023	$31.75	(0.13)	5.07	4.94	—	(0.19)	(0.19)
Year Ended December 31, 2022	$50.76	(0.21)	(9.92)	(10.13)	—	(8.88)	(8.88)
Year Ended December 31, 2021	$47.68	(0.51)	8.14	7.63	—	(4.55)	(4.55)
Year Ended December 31, 2020	$43.13	(0.28)	8.71	8.43	—	(3.88)	(3.88)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Mid-Cap
Year Ended December 31, 2024	$18.04	11.14%	1.70%	1.68%		3.41%	$10,195	—
Year Ended December 31, 2023	$16.71	13.83%	1.74%	1.68%		3.19%	$10,335	—
Year Ended December 31, 2022	$14.68	(14.92)%	1.70%	1.67%		(0.22)%	$9,993	—
Year Ended December 31, 2021	$21.47	22.21%	1.61%	1.61%		(1.61)%	$15,850	—
Year Ended December 31, 2020	$18.15	10.76%	1.70%	1.70	%(d)	(1.34)%	$10,731	—
ProFund VP Mid-Cap Growth
Year Ended December 31, 2024	$39.88	13.89%	1.80%	1.68%		(0.68)%	$13,033	164%
Year Ended December 31, 2023	$36.50	15.56%	1.82%	1.68%		(0.40)%	$14,936	150%
Year Ended December 31, 2022	$31.75	(20.34)%	1.76%	1.68%		(0.57)%	$11,954	94%
Year Ended December 31, 2021	$50.76	16.97%	1.73%	1.68%		(1.02)%	$20,702	113%
Year Ended December 31, 2020	$47.68	20.90%	1.78%	1.68%		(0.68)%	$21,028	184%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 223

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Mid-Cap Value
Year Ended December 31, 2024	$42.06	0.14	3.80	3.94	(0.11)	(1.87)	(1.98)
Year Ended December 31, 2023	$39.51	0.07	5.15	5.22	(0.12)	(2.55)	(2.67)
Year Ended December 31, 2022	$50.46	0.11	(4.32)	(4.21)	(0.07)	(6.67)	(6.74)
Year Ended December 31, 2021	$39.36	0.04	11.18	11.22	(0.12)	—	(0.12)
Year Ended December 31, 2020	$42.15	0.21	0.13	0.34	(0.15)	(2.98)	(3.13)
ProFund VP Nasdaq-100
Year Ended December 31, 2024	$57.87	0.24	12.84	13.08	(0.26)	(7.71)	(7.97)
Year Ended December 31, 2023	$38.21	0.28	19.64	19.92	—	(0.26)	(0.26)
Year Ended December 31, 2022	$73.87	(0.34)	(23.34)	(23.68)	—	(11.98)	(11.98)
Year Ended December 31, 2021	$70.73	(0.81)	15.53	14.72	—	(11.58)	(11.58)
Year Ended December 31, 2020	$51.68	(0.59)	24.00	23.41	—	(4.36)	(4.36)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Mid-Cap Value
Year Ended December 31, 2024	$44.02	9.85%	1.80%	1.68%	0.33%	$10,451	144%
Year Ended December 31, 2023	$42.06	13.45%	1.81%	1.68%	0.19%	$12,286	130%
Year Ended December 31, 2022	$39.51	(8.45)%	1.74%	1.68%	0.25%	$13,192	175%
Year Ended December 31, 2021	$50.46	28.53%	1.70%	1.68%	0.08%	$18,681	172%
Year Ended December 31, 2020	$39.36	2.30%	1.80%	1.68%	0.60%	$12,472	163%
ProFund VP Nasdaq-100
Year Ended December 31, 2024	$62.98	23.43%	1.74%	1.68%	0.40%	$179,029	8%
Year Ended December 31, 2023	$57.87	52.17%	1.76%	1.68%	0.57%	$147,448	22%
Year Ended December 31, 2022	$38.21	(33.91)%	1.74%	1.68%	(0.67)%	$76,535	9%
Year Ended December 31, 2021	$73.87	24.80%	1.68%	1.68%	(1.15)%	$177,581	13%
Year Ended December 31, 2020	$70.73	45.57%	1.73%	1.68%	(0.99)%	$155,209	10%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

224 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Pharmaceuticals
Year Ended December 31, 2024	$34.39	0.06	0.84	0.90	—	(3.62)	(3.62)
Year Ended December 31, 2023	$37.31	0.03	(2.07)	(2.04)	(0.19)	(0.69)	(0.88)
Year Ended December 31, 2022	$42.16	0.16	(2.71)	(2.55)	(0.03)	(2.27)	(2.30)
Year Ended December 31, 2021	$38.54	0.07	4.18	4.25	(0.11)	(0.52)	(0.63)
Year Ended December 31, 2020	$34.29	— (e)	4.29	4.29	(0.04)	—	(0.04)
ProFund VP Precious Metals
Year Ended December 31, 2024	$25.40	0.93	0.74	1.67	(0.91)	—	(0.91)
Year Ended December 31, 2023	$25.03	0.82	(0.45)	0.37	—	—	—
Year Ended December 31, 2022	$28.13	(0.09)	(3.01)	(3.10)	—	—	—
Year Ended December 31, 2021	$30.89	(0.49)	(2.27)	(2.76)	—	—	—
Year Ended December 31, 2020	$24.94	(0.42)	6.44	6.02	(0.07)	—	(0.07)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Pharmaceuticals
Year Ended December 31, 2024	$31.67	3.41	%(d)	1.74%	1.68%	0.19%	$9,374	107%
Year Ended December 31, 2023	$34.39	(5.49)%		1.77%	1.68%	0.09%	$10,139	128%
Year Ended December 31, 2022	$37.31	(6.13)%		1.70%	1.68%	0.41%	$13,527	64%
Year Ended December 31, 2021	$42.16	11.20%		1.68%	1.68%	0.18%	$16,790	60%
Year Ended December 31, 2020	$38.54	12.51%		1.73%	1.68%	0.01%	$16,271	91%
ProFund VP Precious Metals
Year Ended December 31, 2024	$26.16	6.58%		1.73%	1.68%	3.41%	$23,275	—
Year Ended December 31, 2023	$25.40	1.48%		1.76%	1.68%	3.25%	$24,691	—
Year Ended December 31, 2022	$25.03	(11.02)%		1.71%	1.68%	(0.33)%	$27,228	—
Year Ended December 31, 2021	$28.13	(8.94)%		1.68%	1.68%	(1.68)%	$30,204	—
Year Ended December 31, 2020	$30.89	24.10%		1.74%	1.68%	(1.43)%	$38,371	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2024, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.15%.

(e)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 225

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions
ProFund VP Real Estate
Year Ended December 31, 2024	$47.41	0.56	0.97	1.53	(0.67)	(1.48)	—	(2.15)
Year Ended December 31, 2023	$54.22	0.68	4.03	4.71	(0.57)	(10.95)	—	(11.52)
Year Ended December 31, 2022	$79.69	0.32	(21.06)	(20.74)	(0.48)	(4.25)	—	(4.73)
Year Ended December 31, 2021	$58.15	0.19	21.37	21.56	(0.02)	—	—	(0.02)
Year Ended December 31, 2020	$65.05	0.42	(4.66)	(4.24)	(0.78)	(1.71)	(0.17)	(2.66)
ProFund VP Rising Rates Opportunity
Year Ended December 31, 2024	$44.70	1.11	6.10	7.21	(1.45)	(21.49)	—	(22.94)
Year Ended December 31, 2023	$43.99	1.44	(0.67)	0.77	(0.06)	—	—	(0.06)
Year Ended December 31, 2022	$27.76	0.04	16.19	16.23	—	—	—	—
Year Ended December 31, 2021	$27.78	(0.50)	0.48	(0.02)	—	—	—	—
Year Ended December 31, 2020	$38.21	(0.37)	(9.84)	(10.21)	(0.22)	—	—	(0.22)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Real Estate
Year Ended December 31, 2024	$46.79	3.55%	1.77%	1.68%	1.19%	$7,319	82%
Year Ended December 31, 2023	$47.41	9.73%	1.80%	1.68%	1.38%	$6,487	114%
Year Ended December 31, 2022	$54.22	(26.56)%	1.74%	1.68%	0.49%	$5,596	85%
Year Ended December 31, 2021	$79.69	37.07%	1.69%	1.68%	0.27%	$13,927	147%
Year Ended December 31, 2020	$58.15	(6.29)%	1.76%	1.68%	0.72%	$9,729	150%
ProFund VP Rising Rates Opportunity
Year Ended December 31, 2024	$28.97	19.00%	4.44%	1.66%	3.42%	$8,782	—
Year Ended December 31, 2023	$44.70	1.75%	1.68%	1.67%	3.21%	$8,220	—
Year Ended December 31, 2022	$43.99	58.47%	1.66%	1.66%	0.10%	$16,990	—
Year Ended December 31, 2021	$27.76	(0.07)%	1.64%	1.64%	(1.64)%	$5,890	—
Year Ended December 31, 2020	$27.78	(26.70)%	1.73%	1.68%	(1.30)%	$4,441	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.
See accompanying notes to financial statements.

226 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Semiconductor
Year Ended December 31, 2024(d)	$31.60	(0.45)	22.77	22.32	—	(3.21)	(3.21)
Year Ended December 31, 2023(d)	$16.46	(0.14)	15.52	15.38	—	(0.24)	(0.24)
Year Ended December 31, 2022(d)	$27.88	(0.07)	(10.22)	(10.29)	—	(1.13)	(1.13)
Year Ended December 31, 2021(d)	$20.63	(0.13)	9.24	9.11	—	(1.86)	(1.86)
Year Ended December 31, 2020(d)	$15.15	(0.02)	6.68	6.66	(0.06)	(1.12)	(1.18)
ProFund VP Short Dow 30
Year Ended December 31, 2024	$21.58	0.60	(2.02)	(1.42)	(0.68)	—	(0.68)
Year Ended December 31, 2023	$23.45	0.68	(2.55)	(1.87)	—	—	—
Year Ended December 31, 2022	$22.35	(0.04)	1.14	1.10	—	—	—
Year Ended December 31, 2021	$27.63	(0.41)	(4.87)	(5.28)	—	—	—
Year Ended December 31, 2020	$35.04	(0.56)	(6.78)	(7.34)	(0.07)	—	(0.07)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Semiconductor
Year Ended December 31, 2024(d)	$50.71	70.73%		1.70%	1.68%		(1.00)%	$96,950	323%
Year Ended December 31, 2023(d)	$31.60	93.66%		1.70%	1.68%		0.55%	$58,222	176%
Year Ended December 31, 2022(d)	$16.46	(37.50)%		1.70%	1.69	%(e)	(0.36)%	$7,904	276%
Year Ended December 31, 2021(d)	$27.88	48.49%		1.64%	1.64%		(0.55)%	$21,310	230%
Year Ended December 31, 2020(d)	$20.63	44.85%		1.72%	1.70	%(e)	(0.09)%	$13,106	348%
ProFund VP Short Dow 30
Year Ended December 31, 2024	$19.48	(6.75)%		1.76%	1.68%		2.93%	$6	—
Year Ended December 31, 2023	$21.58	(8.01)%		1.69%	1.68%		2.91%	$6	—
Year Ended December 31, 2022	$23.45	4.92%		1.74%	1.68%		(0.17)%	$7	—
Year Ended December 31, 2021	$22.35	(19.12	)%(f)	1.68%	1.68%		(1.68)%	$7	—
Year Ended December 31, 2020	$27.63	(20.89)%		1.75%	1.68%		(1.63)%	$16	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  As described in Note 8, share amounts have been adjusted for 4:1 share split that occurred October 14, 2024.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(f)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.60%.

See accompanying notes to financial statements.

Financial Highlights :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Emerging Markets
Year Ended December 31, 2024	$23.49	0.75	(1.85)	(1.10)	(1.29)	—	(1.29)
Year Ended December 31, 2023	$26.73	0.83	(3.97)	(3.14)	(0.05)	(0.05)	(0.10)
Year Ended December 31, 2022	$25.52	0.04	1.64	1.68	—	(0.47)	(0.47)
Year Ended December 31, 2021	$23.20	(0.39)	2.71	2.32	—	—	—
Year Ended December 31, 2020	$34.35	(0.51)	(10.35)	(10.86)	(0.29)	—	(0.29)
ProFund VP Short International
Year Ended December 31, 2024	$24.88	0.82	— (e)	0.82	(0.92)	—	(0.92)
Year Ended December 31, 2023	$28.27	0.86	(3.77)	(2.91)	(0.48)	—	(0.48)
Year Ended December 31, 2022	$25.14	0.21	2.92	3.13	—	—	—
Year Ended December 31, 2021	$29.03	(0.43)	(3.46)	(3.89)	—	—	—
Year Ended December 31, 2020	$35.17	(0.53)	(5.40)	(5.93)	(0.21)	—	(0.21)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Short Emerging Markets
Year Ended December 31, 2024	$21.10	(4.65)%	1.72%	1.68%		3.42%	$448	—
Year Ended December 31, 2023	$23.49	(11.78)%	1.75%	1.68%		3.32%	$513	—
Year Ended December 31, 2022	$26.73	6.69%	1.70%	1.67%		0.14%	$862	—
Year Ended December 31, 2021	$25.52	9.96%	1.68%	1.68%		(1.68)%	$711	—
Year Ended December 31, 2020	$23.20	(31.76)%	1.72%	1.69	%(d)	(1.43)%	$366	—
ProFund VP Short International
Year Ended December 31, 2024	$24.78	3.50%	1.69%	1.68%		3.41%	$511	—
Year Ended December 31, 2023	$24.88	(10.29)%	1.72%	1.68%		3.27%	$517	—
Year Ended December 31, 2022	$28.27	12.45%	1.68%	1.67%		0.71%	$3,016	—
Year Ended December 31, 2021	$25.14	(13.40)%	1.63%	1.63%		(1.63)%	$537	—
Year Ended December 31, 2020	$29.03	(16.94)%	1.70%	1.68%		(1.43)%	$685	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(e)  Amount is less than $0.005.

See accompanying notes to financial statements.

228 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Mid-Cap
Year Ended December 31, 2024	$7.45	0.22	(0.68)	(0.46)	(0.73)	—	(0.73)
Year Ended December 31, 2023	$8.29	0.26	(1.03)	(0.77)	(0.07)	—	(0.07)
Year Ended December 31, 2022	$7.60	0.03	0.66	0.69	—	—	—
Year Ended December 31, 2021	$20.13	(0.18)	(4.08)	(4.26)	—	(8.27)	(8.27)
Year Ended December 31, 2020	$27.75	(0.44)	(6.91)	(7.35)	(0.27)	—	(0.27)
ProFund VP Short Nasdaq-100
Year Ended December 31, 2024	$12.30	0.38	(2.34)	(1.96)	(0.79)	—	(0.79)
Year Ended December 31, 2023	$18.22	0.47	(6.36)	(5.89)	—	(0.03)	(0.03)
Year Ended December 31, 2022	$13.49	(0.01)	4.74	4.73	—	—	—
Year Ended December 31, 2021	$18.22	(0.27)	(4.26)	(4.53)	—	(0.20)	(0.20)
Year Ended December 31, 2020	$31.90	(0.32)	(13.32)	(13.64)	(0.04)	—	(0.04)

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Short Mid-Cap
Year Ended December 31, 2024	$6.26	(6.55)%		1.79%	1.68%		3.33%	$61	—
Year Ended December 31, 2023	$7.45	(9.35)%		1.80%	1.68%		3.27%	$69	—
Year Ended December 31, 2022	$8.29	9.08%		1.71%	1.68%		0.41%	$96	—
Year Ended December 31, 2021	$7.60	(23.87	)%(d)	1.69%	1.68%		(1.68)%	$45	—
Year Ended December 31, 2020	$20.13	(26.65)%		1.76%	1.69	%(e)	(1.49)%	$68	—
ProFund VP Short Nasdaq-100
Year Ended December 31, 2024	$9.55	(16.21)%		1.75%	1.68%		3.45%	$1,928	—
Year Ended December 31, 2023	$12.30	(32.40)%		1.78%	1.68%		3.24%	$4,369	—
Year Ended December 31, 2022	$18.22	35.06%		1.73%	1.68%		(0.04)%	$7,484	—
Year Ended December 31, 2021	$13.49	(25.13)%		1.68%	1.68%		(1.68)%	$1,823	—
Year Ended December 31, 2020	$18.22	(42.77)%		1.75%	1.68%		(1.33)%	$5,120	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.16%.

(e)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

See accompanying notes to financial statements.

Financial Highlights :: 229

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Short Small-Cap
Year Ended December 31, 2024	$22.10	0.71	(2.06)	(1.35)	(1.15)	—	(1.15)
Year Ended December 31, 2023	$26.34	0.83	(3.67)	(2.84)	(0.07)	(1.33)	(1.40)
Year Ended December 31, 2022	$22.35	0.08	3.91	3.99	—	—	—
Year Ended December 31, 2021	$27.61	(0.39)	(4.87)	(5.26)	—	—	—
Year Ended December 31, 2020(d)	$40.78	(0.56)	(12.42)	(12.98)	(0.19)	—	(0.19)
ProFund VP Small-Cap
Year Ended December 31, 2024	$34.30	0.24	2.96	3.20	(0.48)	—	(0.48)
Year Ended December 31, 2023	$29.85	0.26	4.19	4.45	—	—	—
Year Ended December 31, 2022	$43.20	(0.07)	(9.16)	(9.23)	—	(4.12)	(4.12)
Year Ended December 31, 2021	$39.82	(0.50)	5.55	5.05	—	(1.67)	(1.67)
Year Ended December 31, 2020	$35.40	(0.28)	6.01	5.73	(0.02)	(1.29)	(1.31)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Short Small-Cap
Year Ended December 31, 2024	$19.60	(6.51)%	1.81%	1.68%	3.38%	$2,274	—
Year Ended December 31, 2023	$22.10	(10.88)%	1.81%	1.68%	3.32%	$2,194	—
Year Ended December 31, 2022	$26.34	17.81%	1.79%	1.68%	0.32%	$3,045	—
Year Ended December 31, 2021	$22.35	(19.05)%	1.69%	1.68%	(1.68)%	$996	—
Year Ended December 31, 2020(d)	$27.61	(31.96)%	1.83%	1.68%	(1.36)%	$1,084	—
ProFund VP Small-Cap
Year Ended December 31, 2024	$37.02	9.46%	1.85%	1.68%	0.67%	$10,689	13%
Year Ended December 31, 2023	$34.30	14.91%	1.87%	1.68%	0.84%	$15,158	15%
Year Ended December 31, 2022	$29.85	(21.85)%	1.80%	1.68%	(0.19)%	$10,221	12%
Year Ended December 31, 2021	$43.20	12.88%	1.70%	1.68%	(1.13)%	$14,587	24%
Year Ended December 31, 2020	$39.82	17.06%	1.82%	1.68%	(0.85)%	$18,385	26%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

230 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Small-Cap Growth
Year Ended December 31, 2024	$30.01	(0.15)	2.40	2.25	—	(1.46)	(1.46)
Year Ended December 31, 2023	$26.82	(0.07)	4.10	4.03	—	(0.84)	(0.84)
Year Ended December 31, 2022	$40.99	(0.16)	(8.79)	(8.95)	—	(5.22)	(5.22)
Year Ended December 31, 2021	$36.56	(0.33)	7.53	7.20	—	(2.77)	(2.77)
Year Ended December 31, 2020	$35.85	(0.22)	5.52	5.30	—	(4.59)	(4.59)
ProFund VP Small-Cap Value
Year Ended December 31, 2024	$42.96	0.12	2.35	2.47	(0.16)	(0.26)	(0.42)
Year Ended December 31, 2023	$39.83	0.11	4.96	5.07	(0.01)	(1.93)	(1.94)
Year Ended December 31, 2022	$54.49	0.02	(6.33)	(6.31)	—	(8.35)	(8.35)
Year Ended December 31, 2021	$42.42	(0.01)	12.12	12.11	(0.04)	—	(0.04)
Year Ended December 31, 2020	$48.67	0.09	(0.82)	(0.73)	(0.01)	(5.51)	(5.52)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Small-Cap Growth
Year Ended December 31, 2024	$30.80	7.80%		1.74%	1.68%	(0.48)%	$16,338	116%
Year Ended December 31, 2023	$30.01	15.19	%(d)	1.77%	1.68%	(0.25)%	$16,198	95%
Year Ended December 31, 2022	$26.82	(22.41)%		1.71%	1.68%	(0.52)%	$13,844	73%
Year Ended December 31, 2021	$40.99	20.64%		1.68%	1.68%	(0.82)%	$25,215	112%
Year Ended December 31, 2020	$36.56	17.39%		1.74%	1.68%	(0.69)%	$22,530	148%
ProFund VP Small-Cap Value
Year Ended December 31, 2024	$45.01	5.87%		1.75%	1.68%	0.29%	$18,611	130%
Year Ended December 31, 2023	$42.96	12.94%		1.78%	1.68%	0.28%	$19,447	98%
Year Ended December 31, 2022	$39.83	(12.41)%		1.71%	1.68%	0.04%	$18,404	102%
Year Ended December 31, 2021	$54.49	28.56%		1.69%	1.68%	(0.01)%	$27,120	147%
Year Ended December 31, 2020	$42.42	1.06%		1.78%	1.68%	0.23%	$21,789	192%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2023, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.11%.

See accompanying notes to financial statements.

Financial Highlights :: 231

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Technology
Year Ended December 31, 2024	$69.18	(0.61)	14.18	13.57	—	(5.62)	(5.62)
Year Ended December 31, 2023	$48.61	(0.40)	28.03	27.63	—	(7.06)	(7.06)
Year Ended December 31, 2022	$92.90	(0.57)	(30.90)	(31.47)	—	(12.82)	(12.82)
Year Ended December 31, 2021	$75.35	(0.76)	24.96	24.20	—	(6.65)	(6.65)
Year Ended December 31, 2020	$56.87	(0.43)	25.75	25.32	—	(6.84)	(6.84)
ProFund VP UltraBull
Year Ended December 31, 2024	$30.02	0.26	12.32	12.58	(0.25)	—	(0.25)
Year Ended December 31, 2023	$20.67	0.20	9.15	9.35	—	—	—
Year Ended December 31, 2022	$46.43	(0.06)	(17.03)	(17.09)	—	(8.67)	(8.67)
Year Ended December 31, 2021	$29.36	(0.28)	17.35	17.07	—	—	—
Year Ended December 31, 2020(e)	$64.84	(0.07)	8.84	8.77	(0.49)	(43.76)	(44.25)

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Technology
Year Ended December 31, 2024	$77.13	19.80%	1.65%	1.65%		(0.82)%	$59,606	41%
Year Ended December 31, 2023	$69.18	57.95%	1.67%	1.66%		(0.65)%	$57,109	33%
Year Ended December 31, 2022	$48.61	(35.72)%	1.63%	1.63%		(0.90)%	$27,032	179%
Year Ended December 31, 2021	$92.90	34.96%	1.58%	1.58%		(0.92)%	$54,587	163%
Year Ended December 31, 2020	$75.35	44.80%	1.65%	1.65%		(0.66)%	$45,261	187%
ProFund VP UltraBull
Year Ended December 31, 2024	$42.35	42.02%	1.72%	1.68%		0.68%	$33,441	79%
Year Ended December 31, 2023	$30.02	45.23%	1.74%	1.70	%(d)	0.80%	$18,660	44%
Year Ended December 31, 2022	$20.67	(39.12)%	1.72%	1.72	%(d)	(0.21)%	$10,253	31%
Year Ended December 31, 2021	$46.43	58.14%	1.67%	1.67%		(0.76)%	$19,780	443%
Year Ended December 31, 2020(e)	$29.36	19.83%	1.69%	1.69	%(d)	(0.16)%	$17,072	1,415%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end.

(e)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

232 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraMid-Cap
Year Ended December 31, 2024	$35.05	0.35	5.59	5.94	(0.24)	—	(0.24)
Year Ended December 31, 2023	$28.67	0.23	6.15	6.38	—	—	—
Year Ended December 31, 2022	$73.95	(0.10)	(21.97)	(22.07)	—	(23.21)	(23.21)
Year Ended December 31, 2021	$50.42	(0.55)	24.08	23.53	—	—	—
Year Ended December 31, 2020	$61.51	(0.21)	(0.36)	(0.57)	(0.12)	(10.40)	(10.52)
ProFund VP UltraNasdaq-100
Year Ended December 31, 2024	$30.94	0.11	12.69	12.80	(0.11)	—	(0.11)
Year Ended December 31, 2023	$14.36	0.11	16.47	16.58	—	—	—
Year Ended December 31, 2022	$99.32	(0.21)	(51.50)	(51.71)	—	(33.25)	(33.25)
Year Ended December 31, 2021	$92.87	(1.08)	35.05	33.97	—	(27.52)	(27.52)
Year Ended December 31, 2020(d)	$61.10	(0.76)	52.59	51.83	—	(20.06)	(20.06)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP UltraMid-Cap
Year Ended December 31, 2024	$40.75	17.02%	1.77%	1.68%	0.90%	$10,646	34%
Year Ended December 31, 2023	$35.05	22.21%	1.80%	1.68%	0.75%	$10,791	31%
Year Ended December 31, 2022	$28.67	(32.17)%	1.73%	1.68%	(0.24)%	$8,402	42%
Year Ended December 31, 2021	$73.95	46.67%	1.69%	1.68%	(0.83)%	$17,870	66%
Year Ended December 31, 2020	$50.42	5.22%	1.79%	1.68%	(0.48)%	$12,722	488%
ProFund VP UltraNasdaq-100
Year Ended December 31, 2024	$43.63	41.41%	1.77%	1.68%	0.28%	$244,550	15%
Year Ended December 31, 2023	$30.94	115.46%	1.78%	1.68%	0.46%	$186,933	39%
Year Ended December 31, 2022	$14.36	(60.93)%	1.77%	1.68%	(0.69)%	$84,528	25%
Year Ended December 31, 2021	$99.32	52.51%	1.69%	1.68%	(1.20)%	$268,234	20%
Year Ended December 31, 2020(d)	$92.87	86.30%	1.74%	1.68%	(1.05)%	$206,580	55%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  As described in Note 8, share amounts have been adjusted for 2:1 share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

Financial Highlights :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP UltraShort Dow 30
Year Ended December 31, 2024	$3.22	0.05	(0.59)	(0.54)	(0.11)	—	(0.11)
Year Ended December 31, 2023	$3.97	0.10	(0.84)	(0.74)	(0.01)	—	(0.01)
Year Ended December 31, 2022	$3.72	0.01	0.24	0.25	—	—	—
Year Ended December 31, 2021	$73.45	(0.09)	(19.00)	(19.09)	—	(50.64)	(50.64)
Year Ended December 31, 2020(e)	$147.61	(1.40)	(64.52)	(65.92)	(8.24)	—	(8.24)
ProFund VP UltraShort Nasdaq-100
Year Ended December 31, 2024	$35.39	0.98	(12.81)	(11.83)	(1.19)	—	(1.19)
Year Ended December 31, 2023(f)	$83.33	1.90	(49.84)	(47.94)	—	—	—
Year Ended December 31, 2022(f)	$53.33	(0.10)	30.10	30.00	—	—	—
Year Ended December 31, 2021(f)	$107.14	(1.25)	(38.86)	(40.11)	—	(13.70)	(13.70)
Year Ended December 31, 2020(f)(g)	$380.35	(2.95)	(268.61)	(271.56)	(1.65)	—	(1.65)

				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP UltraShort Dow 30
Year Ended December 31, 2024	$2.57	(17.34)%		1.89%	1.58%	1.79%	$3	—
Year Ended December 31, 2023	$3.22	(18.76)%		1.54%	1.51%	2.72%	$3	—
Year Ended December 31, 2022	$3.97	6.72%		1.37%	1.35%	0.13%	$4	—
Year Ended December 31, 2021	$3.72	(35.11	)%(d)	1.41%	1.41%	(1.41)%	$4	—
Year Ended December 31, 2020(e)	$73.45	(45.44)%		1.46%	1.46%	(1.28)%	$6	—
ProFund VP UltraShort Nasdaq-100
Year Ended December 31, 2024	$22.37	(33.81)%		1.69%	1.68%	3.61%	$372	—
Year Ended December 31, 2023(f)	$35.39	(57.49)%		1.82%	1.68%	3.40%	$614	—
Year Ended December 31, 2022(f)	$83.33	56.04%		1.75%	1.68%	(0.10)%	$4,664	—
Year Ended December 31, 2021(f)	$53.33	(42.71)%		1.74%	1.68%	(1.68)%	$449	—
Year Ended December 31, 2020(f)(g)	$107.14	(71.46)%		1.78%	1.68%	(1.49)%	$237	—

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  During the year ended December 31, 2021, the Fund received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was an increase of 0.40%.

(e)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on December 14, 2020.

(f)  As described in Note 8, share amounts have been adjusted for 1:5 reverse share split that occurred on March 13, 2023.

(g)  As described in Note 8, share amounts have been adjusted for 1:4 reverse share split that occurred on December 14, 2020.

See accompanying notes to financial statements.

234 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital		Total Distributions
ProFund VP UltraSmall-Cap
Year Ended December 31, 2024	$13.81	0.12	1.34	1.46	(0.11)	—	—		(0.11)
Year Ended December 31, 2023	$11.27	0.09	2.45	2.54	—	—	—		—
Year Ended December 31, 2022	$26.25	(0.05)	(10.86)	(10.91)	—	(4.07)	—		(4.07)
Year Ended December 31, 2021	$23.21	(0.33)	5.56	5.23	—	(2.19)	—		(2.19)
Year Ended December 31, 2020	$23.72	(0.15)	2.55	2.40	(0.03)	(2.88)	—		(2.91)
ProFund VP U.S. Government Plus
Year Ended December 31, 2024	$12.72	0.39	(2.00)	(1.61)	(0.39)	—	—		(0.39)
Year Ended December 31, 2023	$13.27	0.42	(0.43)	(0.01)	(0.54)	—	—	(d)	(0.54)
Year Ended December 31, 2022	$22.76	0.13	(9.62)	(9.49)	—	—	—		—
Year Ended December 31, 2021	$30.55	(0.12)	(2.80)	(2.92)	—	(4.87)	—		(4.87)
Year Ended December 31, 2020	$27.15	(0.25)	6.06	5.81	(0.02)	(2.39)	—		(2.41)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP UltraSmall-Cap
Year Ended December 31, 2024	$15.16	10.70%	1.88%	1.68%	0.80%	$15,707	34%
Year Ended December 31, 2023	$13.81	22.54%	1.90%	1.68%	0.72%	$17,000	33%
Year Ended December 31, 2022	$11.27	(43.68)%	1.84%	1.68%	(0.35)%	$12,588	51%
Year Ended December 31, 2021	$26.25	23.30%	1.72%	1.68%	(1.20)%	$28,250	24%
Year Ended December 31, 2020	$23.21	16.39%	1.86%	1.68%	(0.91)%	$21,108	34%
ProFund VP U.S. Government Plus
Year Ended December 31, 2024	$10.72	(12.83)%	1.44%	1.38%	3.36%	$6,053	401%
Year Ended December 31, 2023	$12.72	0.04%	1.48%	1.38%	3.20%	$9,841	394%
Year Ended December 31, 2022	$13.27	(41.70)%	1.43%	1.38%	0.76%	$7,614	395%
Year Ended December 31, 2021	$22.76	(7.08)%	1.39%	1.38%	(0.49)%	$15,215	393%
Year Ended December 31, 2020	$30.55	20.69%	1.48%	1.38%	(0.75)%	$22,395	398%

(a)  Per share net investment income has been calculated using the average daily shares method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(d)  Amount is less than $0.005.

See accompanying notes to financial statements.

Financial Highlights :: 235

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions
ProFund VP Utilities
Year Ended December 31, 2024	$37.43	0.62	7.27	7.89	(0.67)	—	(0.67)
Year Ended December 31, 2023	$41.50	0.58	(4.11)	(3.53)	(0.54)	—	(0.54)
Year Ended December 31, 2022	$42.47	0.41	(0.51)	(0.10)	(0.42)	(0.45)	(0.87)
Year Ended December 31, 2021	$37.37	0.51	5.18	5.69	(0.59)	—	(0.59)
Year Ended December 31, 2020	$50.44	0.57	(2.39)	(1.82)	(0.75)	(10.50)	(11.25)

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return(b)	Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000's)	Portfolio Turnover Rate(c)
ProFund VP Utilities
Year Ended December 31, 2024	$44.65	21.27%	1.75%	1.68%	1.48%	$33,008	178%
Year Ended December 31, 2023	$37.43	(8.59)%	1.78%	1.68%	1.49%	$26,119	29%
Year Ended December 31, 2022	$41.50	(0.25)%	1.71%	1.68%	0.99%	$39,018	29%
Year Ended December 31, 2021	$42.47	15.41%	1.69%	1.68%	1.31%	$34,775	24%
Year Ended December 31, 2020	$37.37	(2.40)%	1.75%	1.68%	1.31%	$32,543	50%

(a)  Per share net investment income has been calculated using the average shares daily method.

(b)  Does not reflect the fees and expenses associated with the separate account that invests in the Fund or any variable annuity or variable insurance contract for which the Fund serves as an investment option.

(c)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

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Notes to Financial Statements

238 :: Notes to Financial Statements :: December 31, 2024

1. Organization

ProFunds (the "Trust") consists of 116 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series.

These accompanying financial statements ("financial statements") relate to the following portfolios of the Trust included in this report (collectively, the "ProFunds VP" and individually, a "ProFund VP"):

Classic ProFunds VP:

ProFund VP Asia 30	ProFund VP Large-Cap Value
ProFund VP Bull	ProFund VP Mid-Cap
ProFund VP Dow 30	ProFund VP Mid-Cap Growth
ProFund VP Emerging Markets	ProFund VP Mid-Cap Value
ProFund VP Europe 30	ProFund VP Nasdaq-100
ProFund VP International	ProFund VP Small-Cap
ProFund VP Japan	ProFund VP Small-Cap Growth
ProFund VP Large-Cap Growth	ProFund VP Small-Cap Value

Ultra ProFunds VP:

ProFund VP UltraBull	ProFund VP UltraNasdaq-100
ProFund VP UltraMid-Cap	ProFund VP UltraSmall-Cap

Inverse ProFunds VP:

ProFund VP Bear	ProFund VP Short Nasdaq-100
ProFund VP Short Dow 30	ProFund VP Short Small-Cap
ProFund VP Short Emerging Markets	ProFund VP UltraShort Dow 30
ProFund VP Short International	ProFund VP UltraShort Nasdaq-100
ProFund VP Short Mid-Cap

Sector ProFunds VP:

ProFund VP Banks	ProFund VP Internet
ProFund VP Biotechnology	ProFund VP Materials
ProFund VP Communication Services	ProFund VP Pharmaceuticals
ProFund VP Consumer Discretionary	ProFund VP Precious Metals
ProFund VP Consumer Staples	ProFund VP Real Estate
ProFund VP Energy	ProFund VP Semiconductor
ProFund VP Financials	ProFund VP Technology
ProFund VP Health Care	ProFund VP Utilities
ProFund VP Industrials

Non-Equity ProFunds VP:

ProFund Access VP High Yield	ProFund VP Rising Rates Opportunity
ProFund VP Falling U.S. Dollar	ProFund VP U.S. Government Plus

Money Market ProFund VP:

ProFund VP Government Money Market

Each ProFund VP's investment objective is disclosed in its prospectus. The ProFunds VP, excluding ProFund VP Government Money Market, are referred to as the "non-money market ProFunds VP." Each non-money market ProFund VP, other than ProFund VP Consumer Discretionary, ProFund VP Europe 30, ProFund VP Industrials, ProFund VP Large-Cap Growth, ProFund VP Large-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Real Estate, ProFund VP Small-Cap Growth, ProFund VP Small-Cap Value, and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund VPs' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

In this reporting period, the ProFunds VP adopted FASB Accounting Standards 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the enhanced standard impacted financial statement disclosures only and did not affect each ProFund VP's financial position or results of operations. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a

December 31, 2024 :: Notes to Financial Statements :: 239

chief operating decision maker ("CODM") when assessing segment performance and making decisions about segment resources. Each ProFund VP included herein is deemed to be an individual reporting segment and ProFund Advisors LLC (the "Advisor") acts as the ProFund VP's CODM. The CODM monitors the operating results of each ProFund VP as a whole and each ProFund VP's long-term strategic asset allocation is guided by the ProFund VP's investment objective and principal investment strategies as described in its prospectus and executed by the Advisor. The financial information provided to and reviewed by the CODM is consistent with that presented in the ProFund VP's financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Cash

Cash is held at major financial institutions and is subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as "cover" for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one business day. The resale price is typically greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major, global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. ProFunds VP within the Trust invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP's custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the ProFunds VP not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the ProFund VP, amounts to more than 15% of the ProFund VP's total net assets. The investments of each of the ProFunds VP in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below.

As of December 31, 2024, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Credit Agricole, 4.30% dated 12/31/24, due 1/2/25(1)	HSBC Securities (USA), Inc., 4.20% dated 12/31/24, due 1/2/25(2)	Natwest Markets, LLC, 4.33% dated 12/31/24, due 1/2/25(3)	RBC Capital Markets, LLC, 4.28% dated 12/31/24, due 1/2/25(4)	Societe Generale, 4.30% dated 12/31/24, due 1/2/25(5)	UMB Bank, N.A., 4.15% dated 12/31/24, due 1/2/25(6)
ProFund Access VP High Yield	$2,076,000	$3,875,000	$2,491,000	$1,384,000	$3,460,000	$1,411,000
ProFund VP Banks	13,000	25,000	16,000	9,000	22,000	11,000
ProFund VP Bear	203,000	381,000	244,000	135,000	340,000	148,000
ProFund VP Biotechnology	38,000	72,000	46,000	25,000	64,000	31,000

240 :: Notes to Financial Statements :: December 31, 2024

Fund Name	Credit Agricole, 4.30% dated 12/31/24, due 1/2/25(1)	HSBC Securities (USA), Inc., 4.20% dated 12/31/24, due 1/2/25(2)	Natwest Markets, LLC, 4.33% dated 12/31/24, due 1/2/25(3)	RBC Capital Markets, LLC, 4.28% dated 12/31/24, due 1/2/25(4)	Societe Generale, 4.30% dated 12/31/24, due 1/2/25(5)	UMB Bank, N.A., 4.15% dated 12/31/24, due 1/2/25(6)
ProFund VP Bull	$1,257,000	$2,347,000	$1,508,000	$838,000	$2,096,000	$861,000
ProFund VP Communication Services	40,000	75,000	48,000	27,000	67,000	31,000
ProFund VP Consumer Discretionary	6,000	11,000	7,000	4,000	10,000	5,000
ProFund VP Consumer Staples	13,000	25,000	16,000	8,000	22,000	11,000
ProFund VP Dow 30	53,000	101,000	63,000	35,000	89,000	44,000
ProFund VP Emerging Markets	18,000	36,000	22,000	12,000	32,000	20,000
ProFund VP Energy	54,000	101,000	65,000	36,000	90,000	39,000
ProFund VP Falling U.S. Dollar	61,000	115,000	73,000	40,000	102,000	48,000
ProFund VP Financials	33,000	63,000	40,000	22,000	56,000	25,000
ProFund VP Government Money Market	2,557,000	4,774,000	3,069,000	1,705,000	4,262,000	1,740,000
ProFund VP Health Care	25,000	46,000	30,000	16,000	41,000	20,000
ProFund VP International	1,445,000	2,698,000	1,735,000	963,000	2,409,000	989,000
ProFund VP Japan	1,387,000	2,590,000	1,665,000	925,000	2,312,000	945,000
ProFund VP Large-Cap Growth	14,000	27,000	17,000	9,000	24,000	14,000
ProFund VP Large-Cap Value	22,000	41,000	26,000	14,000	37,000	19,000
ProFund VP Materials	19,000	36,000	23,000	12,000	32,000	15,000
ProFund VP Mid-Cap	1,438,000	2,686,000	1,726,000	959,000	2,398,000	987,000
ProFund VP Mid-Cap Growth	5,000	9,000	6,000	3,000	8,000	5,000
ProFund VP Mid-Cap Value	4,000	7,000	4,000	2,000	6,000	6,000
ProFund VP Nasdaq-100	5,315,000	9,922,000	6,378,000	3,543,000	8,859,000	3,618,000
ProFund VP Pharmaceuticals	24,000	46,000	29,000	16,000	41,000	20,000
ProFund VP Precious Metals	3,368,000	6,288,000	4,042,000	2,245,000	5,615,000	2,293,000
ProFund VP Real Estate	2,000	4,000	2,000	1,000	4,000	4,000
ProFund VP Rising Rates Opportunity	1,200,000	2,242,000	1,441,000	800,000	2,001,000	821,000
ProFund VP Semiconductor	185,000	345,000	222,000	123,000	308,000	129,000
ProFund VP Short Dow 30	—	1,000	—	—	—	4,000
ProFund VP Short Emerging Markets	62,000	116,000	74,000	40,000	103,000	51,000
ProFund VP Short International	71,000	135,000	86,000	48,000	120,000	57,000
ProFund VP Short Mid-Cap	7,000	13,000	9,000	4,000	13,000	13,000
ProFund VP Short Nasdaq-100	271,000	506,000	326,000	180,000	452,000	193,000
ProFund VP Short Small-Cap	313,000	587,000	377,000	209,000	524,000	220,000
ProFund VP Small-Cap	572,000	1,069,000	687,000	381,000	955,000	395,000
ProFund VP Small-Cap Growth	11,000	21,000	13,000	7,000	18,000	10,000
ProFund VP Small-Cap Value	4,000	8,000	5,000	3,000	8,000	6,000
ProFund VP Technology	87,000	163,000	104,000	58,000	145,000	62,000
ProFund VP UltraBull	1,718,000	3,208,000	2,062,000	1,145,000	2,864,000	1,176,000
ProFund VP UltraMid-Cap	452,000	844,000	542,000	301,000	753,000	316,000
ProFund VP UltraNasdaq-100	9,941,000	18,559,000	11,930,000	6,627,000	16,571,000	6,762,000
ProFund VP UltraShort Dow 30	—	—	—	—	—	2,000
ProFund VP UltraShort Nasdaq-100	52,000	99,000	63,000	34,000	89,000	44,000
ProFund VP UltraSmall-Cap	678,000	1,267,000	813,000	452,000	1,131,000	468,000
ProFund VP U.S. Government Plus	460,000	860,000	553,000	307,000	767,000	319,000
ProFund VP Utilities	63,000	118,000	75,000	42,000	105,000	45,000
	$35,637,000	$66,562,000	$42,773,000	$23,749,000	$59,425,000	$24,453,000

Each repurchase agreement was fully collateralized by U.S. government securities as of December 31, 2024, as follows:

(1)  U.S. Treasury Notes, 4.25% to 4.625%, due 11/15/2026 to 6/30/2031, U.S. Treasury Inflation-Protected Securities (TIPS), 1.375%, due 2/15/2044, U.S. Treasury Bonds, 3.25%, due 5/15/2042, which had an aggregate value of $36,373,111.

(2)  U.S. Treasury Bonds, 3.25%, due 5/15/2042, total value $67,896,833.

(3)  U.S. Treasury Notes, 4.5%, due 5/31/2029, total value $43,632,742.

(4)  U.S. Treasury Notes, 2.875%, due 5/15/2032, total value $24,227,701.

(5)  U.S. Treasury Inflation-Protected Securities (TIPS), 1.375%, due 2/15/2044, total value $60,618,642.

(6)  U.S. Treasury Notes, 4.125% to 4.25%, due 1/31/2026 to 11/15/2027, which had an aggregate value of $24,946,118.
Investments in Other Investment Companies

Each non money-market ProFund VP may invest in other investment companies, including exchange-traded funds ("ETFs") and unit investment trusts ("UITs"), to the extent that such an investment would be consistent with the requirements of the

1940 Act. If the ProFund VP invests in, and thus, is a shareholder of, another investment company, the ProFund VP's shareholders will indirectly bear the ProFund VP's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees

December 31, 2024 :: Notes to Financial Statements :: 241

payable directly by the ProFund VP to the ProFund VP's own investment adviser and the other expenses that the ProFund VP bears directly in connection with the ProFund VP's own operations. Because most ETFs are investment companies, the ProFund VP's investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the ProFund VP's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The ProFund VP may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12dl-4. Rule 12dl-4 outlines the requirements of fund of funds agreements and specifies the responsibilities of the board related to "funds of funds" arrangements.

Depositary Receipts

Each non-money market ProFund VP, may invest in American Depositary Receipts ("ADRs"), New York Shares ("NYSs") and Global Depositary Receipts ("GDRs"). ADRs represent the right to receive securities of foreign issuers deposited in a bank or corresponding bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter ("OTC"), are issued by domestic banks. NYSs (or "direct shares") are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Each non-money market ProFund VP (other than the Non-Equity ProFunds VP) may invest in real estate investment trusts ("REITs") which report information on the source of their distributions annually. Equity REITs invest primarily in real property while mortgage REITs invest in constructions, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REITs, the creditworthiness of the issuer, property taxes, interest rates, and tax regulatory requirements, such as those relating to the environment. REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITs during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund VP's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions. Certain ProFunds VP may obtain investment exposure through derivative instruments such as futures contracts, forward currency contracts and swap agreements that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the year ended December 31, 2024, were utilized to gain exposure or inverse exposure to each ProFund VP's benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at year end are reflected on each respective ProFund VP's Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP's investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the year ended December 31, 2024. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP's net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year. The volume associated with swap agreements in the ProFund Access VP High Yield, ProFund VP Semiconductor, ProFund VP Short Small-Cap, and ProFund VP Small-Cap was 82%, 19%, 85%, and 22%, respectively, based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2024. The volume associated with futures contracts in the ProFund Access VP High Yield was 11% based on average monthly notional amounts in comparison to net assets during the year ended December 31, 2024.

In connection with its management of certain series of the Trust included in this report (ProFund VP UltraShort Dow 30 and ProFund VP UltraShort Nasdaq-100 (the "Commodity Pools")), the Advisor is registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). The Advisor also registered as a commodity trading advisor (a "CTA'') under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the

242 :: Notes to Financial Statements :: December 31, 2024

purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security, or index. The extent of a ProFund VP's loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP will engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a regulated investment company ("RIC") under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

December 31, 2024 :: Notes to Financial Statements :: 243

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP Falling U.S. Dollar may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP Falling U.S. Dollar may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP Falling U.S. Dollar will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of December 31, 2024, there was no collateral posted by counterparties.

Credit Default Swap ("CDS") Agreements

The ProFund Access VP High Yield invested in centrally cleared CDS through October 25, 2024, as a substitute for investing directly in bonds in order to gain credit exposure to the high yield market.

In a CDS, the agreement will reference one or more debt securities or reference entities. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. A CDS may require premium (discount) payments as well as daily payments (receipts) related to the interest leg of the swap or to the default or change in price of a reference entity.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because, generally, a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the ProFund Access VP High Yield.

If the ProFund Access VP High Yield is a seller of a CDS contract (also referred to as a seller of protection or as a buyer of risk), the ProFund Access VP High Yield would be required to pay the par (or other agreed upon) value of a referenced obligation to the counterparty in the event of a default or other credit event. In return, the ProFund Access VP High Yield would receive from the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the ProFund Access VP High Yield would keep the stream of payments and would have no payment obligations. As the seller, the ProFund Access VP High Yield would be subject to investment exposure on the notional amount of the swap.

If the ProFund Access VP High Yield is a buyer of a CDS contract (also referred to as a buyer of protection or a seller of risk), the ProFund Access VP High Yield would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade). In return, the ProFund Access VP High Yield would pay the counterparty a daily stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the ProFund Access VP High Yield.

The ProFund Access VP High Yield entered into a CDS with multiple reference entities, in which case payments and settlements in respect of any defaulting reference entity would typically be dealt with separately from the other reference entities.

Upon entering into a centrally cleared CDS, the ProFund Access VP High Yield may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 6% to 10% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the ProFund Access VP High Yield upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker were made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus were amortized through the variation margin. The variation margin payment also included the daily portion of the periodic payment stream.

Swap Agreements (other than CDS)

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities

244 :: Notes to Financial Statements :: December 31, 2024

comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security ("short" the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a ProFund VP's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP's current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP's illiquid investment limitations.

A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP's rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP's standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP's repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major, global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP's risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP's custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. ("ISDA'') agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP's ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian, to protect the counterparty against non-payment by the respective ProFund VP. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps, including CDS, is a highly specialized activity which involves investment techniques and risks in addition to and in some cases different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty's creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust's Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP's transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements (other than centrally cleared CDS) and forward currency contracts that allow for amounts owed between the

December 31, 2024 :: Notes to Financial Statements :: 245

ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the year. The amounts shown in the Statements of Assets and Liabilities generally do not take into consideration the effects of legally enforceable master netting agreements.

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP's Statement of Assets and Liabilities, categorized by risk exposure, as of December 31, 2024.

	Assets			Liabilities
Fund Name	Variation Margin on Futures Contracts*	Unrealized Appreciation on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Depreciation on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Banks	$—	$—	$—	$—	$398	$—
ProFund VP Bear	11,223	16,886	—	—	—	—
ProFund VP Biotechnology	—	—	—	—	5,541	—
ProFund VP Bull	—	—	—	89,800	101,148	—
ProFund VP Communication Services	—	—	—	—	5,527	—
ProFund VP Consumer Discretionary	—	—	—	—	4,257	—
ProFund VP Consumer Staples	—	—	—	—	373	—
ProFund VP Dow 30	—	—	—	—	4,204	—
ProFund VP Emerging Markets	—	—	—	—	12,274	—
ProFund VP Energy	—	5,462	—	—	—	—
ProFund VP Financials	—	1,030	—	—	—	—
ProFund VP Health Care	—	—	—	—	3,848	—
ProFund VP Industrials	—	—	—	—	3,011	—
ProFund VP International	—	—	—	—	82,187	—
ProFund VP Internet	—	—	—	—	5,957	—
ProFund VP Japan	—	—	—	5,200	2,714	—
ProFund VP Materials	—	—	—	—	2,259	—
ProFund VP Mid-Cap	—	—	—	102,234	49,751	—
ProFund VP Nasdaq-100	—	—	—	752,205	443,243	—
ProFund VP Pharmaceuticals	—	—	—	—	1,932	—
ProFund VP Precious Metals	—	—	—	—	366,422	—
ProFund VP Real Estate	—	982	—	—	—	—
ProFund VP Semiconductor	—	—	—	—	57,394	—
ProFund VP Short Dow 30	—	63	—	—	—	—
ProFund VP Short Emerging Markets	—	6,144	—	—	—	—
ProFund VP Short International	—	4,141	—	—	—	—
ProFund VP Short Mid-Cap	—	340	—	—	—	—
ProFund VP Short Nasdaq-100	16,727	34,272	—	—	—	—
ProFund VP Short Small-Cap	8,803	13,682	—	—	—	—
ProFund VP Small-Cap	—	—	—	35,210	23,607	—
ProFund VP Technology	—	—	—	—	22,886	—
ProFund VP UltraBull	—	—	—	134,700	603,436	—
ProFund VP UltraMid-Cap	—	—	—	81,787	67,245	—
ProFund VP UltraNasdaq-100	—	—	—	1,432,377	6,312,832	—
ProFund VP UltraShort Dow 30	—	58	—	—	—	—
ProFund VP UltraShort Nasdaq-100	—	16,947	—	—	—	—
ProFund VP UltraSmall-Cap	—	—	—	167,248	119,687	—
ProFund VP Utilities	—	—	—	—	5,170	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	402	—	—	8,707
Interest Rate Risk Exposure:
ProFund Access VP High Yield	—	37,208	—	—	—	—
ProFund VP Rising Rates Opportunity	—	276,719	—	—	—	—
ProFund VP U.S. Government Plus	—	—	—	—	139,532	—

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

246 :: Notes to Financial Statements :: December 31, 2024

The following table presents the effect of derivative instruments on the ProFund VP's Statement of Operations, categorized by risk exposure, for the year ended December 31, 2024.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Change in Net Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund Name	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/ Depreciation on Futures Contracts	Change in Net Unrealized Appreciation/ Depreciation on Swap Agreements	Change in Net Unrealized Appreciation/ Depreciation on Forward Currency Contracts
Credit Risk Exposure:
ProFund Access VP High Yield	$—	$1,266,736	$—	$—	$(560,024)	$—
Equity Risk Exposure:
ProFund VP Banks	—	25,348	—	—	1,584	—
ProFund VP Bear	(80,303)	(286,264)	—	30,702	10,035	—
ProFund VP Biotechnology	—	8,197	—	—	(1,226)	—
ProFund VP Bull	585,903	1,703,164	—	(206,596)	(75,298)	—
ProFund VP Communication Services	—	72,264	—	—	(4,706)	—
ProFund VP Consumer Discretionary	—	103,560	—	—	(2,179)	—
ProFund VP Consumer Staples	—	5,762	—	—	(1,842)	—
ProFund VP Dow 30	—	36,870	—	—	(4,384)	—
ProFund VP Emerging Markets	—	(121,061)	—	—	(16,671)	—
ProFund VP Energy	—	(72,624)	—	—	38,907	—
ProFund VP Financials	—	33,324	—	—	(710)	—
ProFund VP Health Care	—	69,481	—	—	(10,581)	—
ProFund VP Industrials	—	29,716	—	—	(2,862)	—
ProFund VP International	—	(199,279)	—	—	(47,817)	—
ProFund VP Internet	—	58,230	—	—	(4,592)	—
ProFund VP Japan	1,578,888	51,134	—	57,309	(1,920)	—
ProFund VP Materials	—	(38,151)	—	—	(623)	—
ProFund VP Mid-Cap	290,863	478,651	—	(186,384)	35,972	—
ProFund VP Nasdaq-100	4,638,894	4,398,250	—	(1,663,884)	(281,504)	—
ProFund VP Pharmaceuticals	—	(807)	—	—	(3,403)	—
ProFund VP Precious Metals	—	45,898	—	—	61,569	—
ProFund VP Real Estate	—	(5,303)	—	—	778	—
ProFund VP Semiconductor	—	(942,780)	—	—	(49,295)	—
ProFund VP Short Dow 30	—	(670)	—	—	67	—
ProFund VP Short Emerging Markets	—	(50,060)	—	—	7,423	—
ProFund VP Short International	—	16,786	—	—	2,523	—
ProFund VP Short Mid-Cap	—	(9,160)	—	—	(312)	—
ProFund VP Short Nasdaq-100	(165,380)	(595,741)	—	53,196	13,019	—
ProFund VP Short Small-Cap	(47,832)	(151,794)	—	25,622	(28,449)	—
ProFund VP Small-Cap	90,476	(390,387)	—	(68,813)	74,210	—
ProFund VP Technology	—	165,251	—	—	(21,334)	—
ProFund VP UltraBull	548,760	3,692,758	—	(193,098)	(537,650)	—
ProFund VP UltraMid-Cap	232,691	245,739	—	(149,107)	71,845	—
ProFund VP UltraNasdaq-100	5,891,818	41,144,869	—	(2,344,056)	(5,108,617)	—
ProFund VP UltraShort Dow 30	—	(687)	—	—	62	—
ProFund VP UltraShort Nasdaq-100	—	(1,123,833)	—	—	10,975	—
ProFund VP UltraSmall-Cap	224,721	(255,487)	—	(192,450)	317,373	—
ProFund VP Utilities	—	39,118	—	—	(8,230)	—
Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(13,858)	—	—	(32,691)
Interest Rate Risk Exposure:
ProFund Access VP High Yield	(7,443)	(77,940)	—	(48,526)	37,208	—
ProFund VP Rising Rates Opportunity	—	704,325	—	—	367,284	—
ProFund VP U.S. Government Plus	2,051	(716,403)	—	—	(175,739)	—

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds for swap agreements (other than centrally cleared CDS) and forward currency contracts as of December 31, 2024. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds or the counterparties, depending on whether the related contracts are

December 31, 2024 :: Notes to Financial Statements :: 247

in an appreciated or depreciated position at year end. Amounts shown in the column labeled "Net Amount" represent the un-collateralized portions of these amounts at year end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund Access VP High Yield
Swap Agreements — Goldman Sachs International	$8,551	$—	$—	$8,551
Swap Agreements — UBS AG	28,657	—	—	28,657
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(398)	—	398	—
ProFund VP Bear
Swap Agreements — Goldman Sachs International	5,772	—	—	5,772
Swap Agreements — UBS AG	11,114	—	—	11,114
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(5,541)	—	5,541	—
ProFund VP Bull
Swap Agreements — Goldman Sachs International	(71,787)	71,787	—	—
Swap Agreements — UBS AG	(29,361)	29,361	—	—
ProFund VP Communication Services
Swap Agreements — Goldman Sachs International	(5,527)	—	5,527	—
ProFund VP Consumer Discretionary
Swap Agreements — Goldman Sachs International	(4,257)	—	4,257	—
ProFund VP Consumer Staples
Swap Agreements — Goldman Sachs International	(373)	—	373	—
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	(3,430)	3,430	—	—
Swap Agreements — UBS AG	(774)	774	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	(6,527)	6,527	—	—
Swap Agreements — UBS AG	(5,747)	5,747	—	—
ProFund VP Energy
Swap Agreements — Goldman Sachs International	5,462	—	(34)	5,428
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Depreciation	(4,789)
Net Depreciation	(4,789)	—	—	(4,789)
Forward Currency Contracts — UBS AG
Appreciation	402
Depreciation	(3,918)
Net Depreciation	(3,516)	3,516	—	—
ProFund VP Financials
Swap Agreements — Goldman Sachs International	1,030	—	—	1,030
ProFund VP Health Care
Swap Agreements — Goldman Sachs International	(3,848)	—	3,848	—
ProFund VP Industrials
Swap Agreements — Goldman Sachs International	(3,011)	—	3,011	—
ProFund VP International
Swap Agreements — Goldman Sachs International	(40,716)	40,716	—	—
Swap Agreements — UBS AG	(41,471)	41,471	—	—
ProFund VP Internet
Swap Agreements — Goldman Sachs International	(5,957)	—	5,957	—
ProFund VP Japan
Swap Agreements — Goldman Sachs International	(2,714)	—	2,714	—
ProFund VP Materials
Swap Agreements — Goldman Sachs International	(2,259)	—	2,259	—
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	(17,335)	17,335	—	—
Swap Agreements — UBS AG	(32,416)	32,416	—	—
ProFund VP Nasdaq-100
Swap Agreements — Goldman Sachs International	(438,522)	438,522	—	—
Swap Agreements — UBS AG	(4,721)	4,721	—	—

248 :: Notes to Financial Statements :: December 31, 2024

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	$(1,932)	$—	$1,932	$—
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(159,571)	159,571	—	—
Swap Agreements — UBS AG	(206,851)	206,851	—	—
ProFund VP Real Estate
Swap Agreements — Goldman Sachs International	982	—	—	982
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	135,483	—	—	135,483
Swap Agreements — Societe Generale	141,236	—	(141,236)	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(57,394)	—	57,394	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	7	—	—	7
Swap Agreements — UBS AG	56	—	—	56
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	2,021	—	—	2,021
Swap Agreements — UBS AG	4,123	—	—	4,123
ProFund VP Short International
Swap Agreements — Goldman Sachs International	1,050	—	—	1,050
Swap Agreements — UBS AG	3,091	—	—	3,091
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	91	—	—	91
Swap Agreements — UBS AG	249	—	—	249
ProFund VP Short Nasdaq-100
Swap Agreements — Goldman Sachs International	2,236	—	—	2,236
Swap Agreements — UBS AG	32,036	—	—	32,036
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	13,324	—	—	13,324
Swap Agreements — UBS AG	358	—	—	358
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	(19,919)	19,919	—	—
Swap Agreements — UBS AG	(3,688)	3,688	—	—
ProFund VP Technology
Swap Agreements — Goldman Sachs International	(22,886)	—	22,886	—
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	(348,265)	348,265	—	—
Swap Agreements — UBS AG	(255,171)	255,171	—	—
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	(37,699)	37,699	—	—
Swap Agreements — UBS AG	(29,546)	29,546	—	—
ProFund VP UltraNasdaq-100
Swap Agreements — Goldman Sachs International	(3,360,777)	3,360,777	—	—
Swap Agreements — UBS AG	(2,952,055)	2,952,055	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	27	—	—	27
Swap Agreements — UBS AG	31	—	—	31
ProFund VP UltraShort Nasdaq-100
Swap Agreements — Goldman Sachs International	6,607	—	—	6,607
Swap Agreements — UBS AG	10,340	—	—	10,340
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	(43,949)	43,949	—	—
Swap Agreements — UBS AG	(75,738)	75,738	—	—
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	(75,338)	55,000	—	(20,338)
Swap Agreements — Societe Generale	(64,194)	—	64,194	—
ProFund VP Utilities
Swap Agreements — Goldman Sachs International	(5,170)	—	5,170	—

*  The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

December 31, 2024 :: Notes to Financial Statements :: 249

Securities Lending

Each ProFund VP may lend securities to brokers, dealers and financial organizations in exchange for initial collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar- denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, money market instruments or U.S. Government securities with a market value of at least 100% of the market value of the loaned securities. When a ProFund VP lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the ProFund VP in connection with these loans may be reinvested in a variety of short-term investments. Any non-cash collateral received by the ProFund VP in connection with these loans may not be sold or pledged by the ProFund VP and, accordingly, is not reflected in the ProFund VP's assets and liabilities. The ProFunds VP may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The ProFunds VP are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted by the ProFund VP if a material event affecting the ProFund VP's investment in the securities on loan is to occur. Security loans are subject to termination by the ProFund VP or the borrower at any time. No securities loan shall be made on behalf of a ProFund VP if, as a result, the aggregate value of all securities loaned by the particular ProFund VP exceeds one-third of the value of such ProFund VP's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a ProFund VP has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a ProFund VP would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a ProFund VP's securities as agreed, the ProFund VP may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a ProFund VP. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A ProFund VP could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the ProFund VP and any additional required collateral is delivered to the ProFund VP, or excess collateral returned by the ProFund VP, on the next business day.

The following table is a summary of the ProFunds VP securities lending transactions as of December 31, 2024:

	Value of Securities on Loan	Value of Cash Collateral Received*
ProFund VP Asia 30	$1,253,521	$1,299,415
ProFund VP Biotechnology	549,812	574,340
ProFund VP Bull	122,209	126,651
ProFund VP Emerging Markets	1,447,499	1,501,768
ProFund VP Europe 30	1,819,567	1,866,059
ProFund VP Nasdaq-100	173,228	178,627
ProFund VP Semiconductor	25,961	51,814
ProFund VP Small-Cap	41,811	44,375
ProFund VP Small-Cap Growth	7,646	8,036
ProFund VP Small-Cap Value	167,919	170,389
ProFund VP UltraNasdaq-100	241,583	249,114
ProFund VP UltraSmall-Cap	66,299	70,315

*  Collateral received in the form of cash was reinvested in securities shown in the Collateral for Securities Loaned section of the Schedule of Portfolio Investments.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of depositary receipts, in which case dividends are recorded as soon as such information becomes available. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Gains or losses from class action settlements are recorded when such information becomes known or can be reasonably estimated; for non-recurring class action settlements, this generally occurs with the receipt or payment of cash consistent with the terms of such settlement.

250 :: Notes to Financial Statements :: December 31, 2024

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund Access VP High Yield, ProFund VP Government Money Market, ProFund VP Real Estate, and ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually, if any. ProFund VP Government Money Market and ProFund VP U.S. Government Plus declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. ProFund Access VP High Yield and ProFund VP Real Estate declare and pay dividends from net investment income quarterly, if any. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., passive foreign investment company ("PFIC") sales, return of capital, net operating loss, and distribution reclassification), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., PFIC mark-to-market, corporate actions, wash sales and mark-to-market on derivative instruments) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. For ProFund Access VP High Yield, distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly."

3. Investment Valuation Summary

Pursuant to Rule 2a-5 (the "Rule"), the Trust's Board of Trustees designated the Advisor the "Valuation Designee" as contemplated by the Rule. The Valuation Designee is responsible for assessing and managing valuation risks, administering the pricing and valuation guidelines approved by the Board of Trustees, and overseeing pricing services utilized in valuing the Trust's security holdings, among other responsibilities outlined in the Rule. When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with the pricing and valuation guidelines. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a ProFund VP's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy, as described below.

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP (observable inputs) and the ProFunds' VP own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The inputs used for valuing the ProFunds' VP investments are summarized in the three broad levels listed below:

•  Level 1–quoted prices in active markets for identical assets

•  Level 2–other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•  Level 3–significant unobservable inputs (including the ProFunds' VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements

December 31, 2024 :: Notes to Financial Statements :: 251

may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third-party pricing service or market quotations or other procedures approved by the Trust's Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the Nasdaq National Market System ("Nasdaq/NMS"), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust's Board of Trustees as described above.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the Nasdaq/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less, and of sufficient credit quality, may be valued at amortized cost, which approximates market value. For the ProFund VP Government Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust's Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described above may be applied.

For the year ended December 31, 2024, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value, nor were there any transfers in or out of Level 3 investments for the year.

A summary of the valuations as of December 31, 2024, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund Access VP High Yield
Repurchase Agreements	$—	$—	$14,697,000	$—	$14,697,000	$—
Swap Agreements	—	—	—	37,208	—	37,208
Total	$—	$—	$14,697,000	$37,208	$14,697,000	$37,208
ProFund VP Asia 30
Common Stocks	$16,229,818	$—	$—	$—	$16,229,818	$—
Collateral for Securities Loaned	1,299,415	—	—	—	1,299,415	—
Total	$17,529,233	$—	$—	$—	$17,529,233	$—
ProFund VP Banks
Common Stocks	$4,720,486	$—	$—	$—	$4,720,486	$—
Repurchase Agreements	—	—	96,000	—	96,000	—
Swap Agreements	—	—	—	(398)	—	(398)
Total	$4,720,486	$—	$96,000	$(398)	$4,816,486	$(398)
ProFund VP Bear
Repurchase Agreements	$—	$—	$1,451,000	$—	$1,451,000	$—
Futures Contracts	—	11,223	—	—	—	11,223
Swap Agreements	—	—	—	16,886	—	16,886
Total	$—	$11,223	$1,451,000	$16,886	$1,451,000	$28,109

252 :: Notes to Financial Statements :: December 31, 2024

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Biotechnology
Common Stocks	$35,878,935	$—	$—	$—	$35,878,935	$—
Repurchase Agreements	—	—	276,000	—	276,000	—
Collateral for Securities Loaned	574,340	—	—	—	574,340	—
Swap Agreements	—	—	—	(5,541)	—	(5,541)
Total	$36,453,275	$—	$276,000	$(5,541)	$36,729,275	$(5,541)
ProFund VP Bull
Common Stocks	$49,837,084	$—	$—	$—	$49,837,084	$—
Repurchase Agreements	—	—	8,907,000	—	8,907,000	—
Collateral for Securities Loaned	126,651	—	—	—	126,651	—
Futures Contracts	—	(89,800)	—	—	—	(89,800)
Swap Agreements	—	—	—	(101,148)	—	(101,148)
Total	$49,963,735	$(89,800)	$8,907,000	$(101,148)	$58,870,735	$(190,948)
ProFund VP Communication Services
Common Stocks	$12,547,391	$—	$—	$—	$12,547,391	$—
Repurchase Agreements	—	—	288,000	—	288,000	—
Swap Agreements	—	—	—	(5,527)	—	(5,527)
Total	$12,547,391	$—	$288,000	$(5,527)	$12,835,391	$(5,527)
ProFund VP Consumer Discretionary
Common Stocks	$26,153,837	$—	$—	$—	$26,153,837	$—
Repurchase Agreements	—	—	43,000	—	43,000	—
Swap Agreements	—	—	—	(4,257)	—	(4,257)
Total	$26,153,837	$—	$43,000	$(4,257)	$26,196,837	$(4,257)
ProFund VP Consumer Staples
Common Stocks	$9,748,307	$—	$—	$—	$9,748,307	$—
Repurchase Agreements	—	—	95,000	—	95,000	—
Swap Agreements	—	—	—	(373)	—	(373)
Total	$9,748,307	$—	$95,000	$(373)	$9,843,307	$(373)
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$385,000	$—	$385,000	$—
Swap Agreements	—	—	—	(4,204)	—	(4,204)
Total	$—	$—	$385,000	$(4,204)	$385,000	$(4,204)
ProFund VP Emerging Markets
Common Stocks	$17,818,438	$—	$—	$—	$17,818,438	$—
Repurchase Agreements	—	—	140,000	—	140,000	—
Collateral for Securities Loaned	1,501,768	—	—	—	1,501,768	—
Swap Agreements	—	—	—	(12,274)	—	(12,274)
Total	$19,320,206	$—	$140,000	$(12,274)	$19,460,206	$(12,274)
ProFund VP Energy
Common Stocks	$36,132,009	$—	$—	$—	$36,132,009	$—
Repurchase Agreements	—	—	385,000	—	385,000	—
Swap Agreements	—	—	—	5,462	—	5,462
Total	$36,132,009	$—	$385,000	$5,462	$36,517,009	$5,462
ProFund VP Europe 30
Common Stocks	$11,044,905	$—	$—	$—	$11,044,905	$—
Collateral for Securities Loaned	1,866,059	—	—	—	1,866,059	—
Total	$12,910,964	$—	$—	$—	$12,910,964	$—
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$439,000	$—	$439,000	$—
Forward Currency Contracts	—	—	—	(8,305)	—	(8,305)
Total	$—	$—	$439,000	$(8,305)	$439,000	$(8,305)

December 31, 2024 :: Notes to Financial Statements :: 253

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Financials
Common Stocks	$34,406,759	$—	$—	$—	$34,406,759	$—
Repurchase Agreements	—	—	239,000	—	239,000	—
Swap Agreements	—	—	—	1,030	—	1,030
Total	$34,406,759	$—	$239,000	$1,030	$34,645,759	$1,030
ProFund VP Government Money Market
U.S. Treasury Obligations	$—	$—	$10,940,518	$—	$10,940,518	$—
Repurchase Agreements	—	—	18,107,000	—	18,107,000	—
Total	$—	$—	$29,047,518	$—	$29,047,518	$—
ProFund VP Health Care
Common Stocks	$32,143,292	$—	$—	$—	$32,143,292	$—
Repurchase Agreements	—	—	178,000	—	178,000	—
Swap Agreements	—	—	—	(3,848)	—	(3,848)
Total	$32,143,292	$—	$178,000	$(3,848)	$32,321,292	$(3,848)
ProFund VP Industrials
Common Stocks	$16,553,180	$—	$—	$—	$16,553,180	$—
Swap Agreements	—	—	—	(3,011)	—	(3,011)
Total	$16,553,180	$—	$—	$(3,011)	$16,553,180	$(3,011)
ProFund VP International
Repurchase Agreements	$—	$—	$10,239,000	$—	$10,239,000	$—
Swap Agreements	—	—	—	(82,187)	—	(82,187)
Total	$—	$—	$10,239,000	$(82,187)	$10,239,000	$(82,187)
ProFund VP Internet
Common Stocks	$13,649,592	$—	$—	$—	$13,649,592	$—
Swap Agreements	—	—	—	(5,957)	—	(5,957)
Total	$13,649,592	$—	$—	$(5,957)	$13,649,592	$(5,957)
ProFund VP Japan
Repurchase Agreements	$—	$—	$9,824,000	$—	$9,824,000	$—
Futures Contracts	—	(5,200)	—	—	—	(5,200)
Swap Agreements	—	—	—	(2,714)	—	(2,714)
Total	$—	$(5,200)	$9,824,000	$(2,714)	$9,824,000	$(7,914)
ProFund VP Large-Cap Growth
Common Stocks	$34,345,959	$—	$—	$—	$34,345,959	$—
Repurchase Agreements	—	—	105,000	—	105,000	—
Total	$34,345,959	$—	$105,000	$—	$34,450,959	$—
ProFund VP Large-Cap Value
Common Stocks	$16,838,842	$—	$—	$—	$16,838,842	$—
Repurchase Agreements	—	—	159,000	—	159,000	—
Total	$16,838,842	$—	$159,000	$—	$16,997,842	$—
ProFund VP Materials
Common Stocks	$12,492,453	$—	$—	$—	$12,492,453	$—
Repurchase Agreements	—	—	137,000	—	137,000	—
Swap Agreements	—	—	—	(2,259)	—	(2,259)
Total	$12,492,453	$—	$137,000	$(2,259)	$12,629,453	$(2,259)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$10,194,000	$—	$10,194,000	$—
Futures Contracts	—	(102,234)	—	—	—	(102,234)
Swap Agreements	—	—	—	(49,751)	—	(49,751)
Total	$—	$(102,234)	$10,194,000	$(49,751)	$10,194,000	$(151,985)

254 :: Notes to Financial Statements :: December 31, 2024

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Mid-Cap Growth
Common Stocks	$13,048,855	$—	$—	$—	$13,048,855	$—
Repurchase Agreements	—	—	36,000	—	36,000	—
Total	$13,048,855	$—	$36,000	$—	$13,084,855	$—
ProFund VP Mid-Cap Value
Common Stocks	$10,436,389	$—	$—	$—	$10,436,389	$—
Repurchase Agreements	—	—	29,000	—	29,000	—
Total	$10,436,389	$—	$29,000	$—	$10,465,389	$—
ProFund VP Nasdaq-100
Common Stocks	$123,558,190	$—	$—	$—	$123,558,190	$—
Repurchase Agreements	—	—	37,635,000	—	37,635,000	—
Collateral for Securities Loaned	178,627	—	—	—	178,627	—
Futures Contracts	—	(752,205)	—	—	—	(752,205)
Swap Agreements	—	—	—	(443,243)	—	(443,243)
Total	$123,736,817	$(752,205)	$37,635,000	$(443,243)	$161,371,817	$(1,195,448)
ProFund VP Pharmaceuticals
Common Stocks	$9,149,401	$—	$—	$—	$9,149,401	$—
Repurchase Agreements	—	—	176,000	—	176,000	—
Swap Agreements	—	—	—	(1,932)	—	(1,932)
Total	$9,149,401	$—	$176,000	$(1,932)	$9,325,401	$(1,932)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$23,851,000	$—	$23,851,000	$—
Swap Agreements	—	—	—	(366,422)	—	(366,422)
Total	$—	$—	$23,851,000	$(366,422)	$23,851,000	$(366,422)
ProFund VP Real Estate
Common Stocks	$7,199,052	$—	$—	$—	$7,199,052	$—
Repurchase Agreements	—	—	17,000	—	17,000	—
Swap Agreements	—	—	—	982	—	982
Total	$7,199,052	$—	$17,000	$982	$7,216,052	$982
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$8,505,000	$—	$8,505,000	$—
Swap Agreements	—	—	—	276,719	—	276,719
Total	$—	$—	$8,505,000	$276,719	$8,505,000	$276,719
ProFund VP Semiconductor
Common Stocks	$42,845,798	$—	$—	$—	$42,845,798	$—
Repurchase Agreements	—	—	1,312,000	—	1,312,000	—
Collateral for Securities Loaned	51,814	—	—	—	51,814	—
Swap Agreements	—	—	—	(57,394)	—	(57,394)
Total	$42,897,612	$—	$1,312,000	$(57,394)	$44,209,612	$(57,394)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$5,000	$—	$5,000	$—
Swap Agreements	—	—	—	63	—	63
Total	$—	$—	$5,000	$63	$5,000	$63
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$446,000	$—	$446,000	$—
Swap Agreements	—	—	—	6,144	—	6,144
Total	$—	$—	$446,000	$6,144	$446,000	$6,144
ProFund VP Short International
Repurchase Agreements	$—	$—	$517,000	$—	$517,000	$—
Swap Agreements	—	—	—	4,141	—	4,141
Total	$—	$—	$517,000	$4,141	$517,000	$4,141

December 31, 2024 :: Notes to Financial Statements :: 255

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$59,000	$—	$59,000	$—
Swap Agreements	—	—	—	340	—	340
Total	$—	$—	$59,000	$340	$59,000	$340
ProFund VP Short Nasdaq-100
Repurchase Agreements	$—	$—	$1,928,000	$—	$1,928,000	$—
Futures Contracts	—	16,727	—	—	—	16,727
Swap Agreements	—	—	—	34,272	—	34,272
Total	$—	$16,727	$1,928,000	$34,272	$1,928,000	$50,999
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,230,000	$—	$2,230,000	$—
Futures Contracts	—	8,803	—	—	—	8,803
Swap Agreements	—	—	—	13,682	—	13,682
Total	$—	$8,803	$2,230,000	$13,682	$2,230,000	$22,485
ProFund VP Small-Cap
Common Stocks	$6,609,552	$—	$—	$—	$6,609,552	$—
Rights	—	—	80	—	80	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	4,059,000	—	4,059,000	—
Collateral for Securities Loaned	44,375	—	—	—	44,375	—
Futures Contracts	—	(35,210)	—	—	—	(35,210)
Swap Agreements	—	—	—	(23,607)	—	(23,607)
Total	$6,653,927	$(35,210)	$4,059,080	$(23,607)	$10,713,007	$(58,817)
ProFund VP Small-Cap Growth
Common Stocks	$16,303,803	$—	$—	$—	$16,303,803	$—
Repurchase Agreements	—	—	80,000	—	80,000	—
Collateral for Securities Loaned	8,036	—	—	—	8,036	—
Total	$16,311,839	$—	$80,000	$—	$16,391,839	$—
ProFund VP Small-Cap Value
Common Stocks	$18,540,380	$—	$—	$—	$18,540,380	$—
Repurchase Agreements	—	—	34,000	—	34,000	—
Collateral for Securities Loaned	170,389	—	—	—	170,389	—
Total	$18,710,769	$—	$34,000	$—	$18,744,769	$—
ProFund VP Technology
Common Stocks	$58,985,501	$—	$—	$—	$58,985,501	$—
Repurchase Agreements	—	—	619,000	—	619,000	—
Swap Agreements	—	—	—	(22,886)	—	(22,886)
Total	$58,985,501	$—	$619,000	$(22,886)	$59,604,501	$(22,886)
ProFund VP UltraBull
Common Stocks	$21,737,058	$—	$—	$—	$21,737,058	$—
Repurchase Agreements	—	—	12,173,000	—	12,173,000	—
Futures Contracts	—	(134,700)	—	—	—	(134,700)
Swap Agreements	—	—	—	(603,436)	—	(603,436)
Total	$21,737,058	$(134,700)	$12,173,000	$(603,436)	$33,910,058	$(738,136)
ProFund VP UltraMid-Cap
Common Stocks	$7,453,338	$—	$—	$—	$7,453,338	$—
Repurchase Agreements	—	—	3,208,000	—	3,208,000	—
Futures Contracts	—	(81,787)	—	—	—	(81,787)
Swap Agreements	—	—	—	(67,245)	—	(67,245)
Total	$7,453,338	$(81,787)	$3,208,000	$(67,245)	$10,661,338	$(149,032)

256 :: Notes to Financial Statements :: December 31, 2024

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP UltraNasdaq-100
Common Stocks	$177,436,046	$—	$—	$—	$177,436,046	$—
Repurchase Agreements	—	—	70,390,000	—	70,390,000	—
Collateral for Securities Loaned	249,114	—	—	—	249,114	—
Futures Contracts	—	(1,432,377)	—	—	—	(1,432,377)
Swap Agreements	—	—	—	(6,312,832)	—	(6,312,832)
Total	$177,685,160	$(1,432,377)	$70,390,000	$(6,312,832)	$248,075,160	$(7,745,209)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$2,000	$—	$2,000	$—
Swap Agreements	—	—	—	58	—	58
Total	$—	$—	$2,000	$58	$2,000	$58
ProFund VP UltraShort Nasdaq-100
Repurchase Agreements	$—	$—	$381,000	$—	$381,000	$—
Swap Agreements	—	—	—	16,947	—	16,947
Total	$—	$—	$381,000	$16,947	$381,000	$16,947
ProFund VP UltraSmall-Cap
Common Stocks	$10,293,160	$—	$—	$—	$10,293,160	$—
Rights	—	—	73	—	73	—
Trust*	—	—	—	—	—	—
Repurchase Agreements	—	—	4,809,000	—	4,809,000	—
Collateral for Securities Loaned	70,315	—	—	—	70,315	—
Futures Contracts	—	(167,248)	—	—	—	(167,248)
Swap Agreements	—	—	—	(119,687)	—	(119,687)
Total	$10,363,475	$(167,248)	$4,809,073	$(119,687)	$15,172,548	$(286,935)
ProFund VP U.S. Government Plus
U.S. Treasury Obligations	$—	$—	$2,808,619	$—	$2,808,619	$—
Repurchase Agreements	—	—	3,266,000	—	3,266,000	—
Swap Agreements	—	—	—	(139,532)	—	(139,532)
Total	$—	$—	$6,074,619	$(139,532)	$6,074,619	$(139,532)
ProFund VP Utilities
Common Stocks	$32,487,103	$—	$—	$—	$32,487,103	$—
Repurchase Agreements	—	—	448,000	—	448,000	—
Swap Agreements	—	—	—	(5,170)	—	(5,170)
Total	$32,487,103	$—	$448,000	$(5,170)	$32,935,103	$(5,170)

^  Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward currency contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized appreciation/(depreciation) on the investment.

*  Ferroglobe Representation and Warranty Insurance trust was valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Other Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP's daily net assets in excess of $500 million to $1 billion, 0.05% of the

ProFund VP's daily net assets in excess of$1 billion to $2 billion, and 0.075% of the ProFund VP's net assets in excess of $2 billion. During the year ended December 31, 2024, no Fund's annual investment advisory fee was subject to such reductions.

Effective November 4, 2024, The Ultimus Group, LLC ("Ultimus") replaced Citi Fund Services Ohio, Inc. ("Citi") as the Trust's administrator (the "Administrator") and fund accounting agent.

Prior to November 4, 2024, the Trust paid Citi for its services as Administrator, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.05%, and a base fee for certain filings. Administration fees also included additional fees paid to Citi by the Trust for additional services provided, including support of the Trust's compliance program. The Trust also paid Citi for its services as fund accounting agent,

December 31, 2024 :: Notes to Financial Statements :: 257

an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.00375% to 0.03%, a base fee, and reimbursement of certain expenses.

Effective November 4, 2024, the Trust pays Ultimus for its services as Administrator and fund accounting agent, an annual fee based on the Trust's aggregate average net assets at a tier rate ranging from 0.0075% to 0.08%, and an annual base fee. Administration and fund accounting fees also include additional fees paid to Ultimus by the Trust for additional services provided, including support of the Trust's compliance program. Fees paid for the year ended December 31, 2024, to Citi and Ultimus by the ProFund VPs for administrator and fund accounting services, are reflected on the Statements of Operations as "Administration and fund accounting fees".

FIS Investor Services LLC ("FIS") acts as transfer agent for the Trust. For these services, the Trust pays FIS a base fee, service charges, fees based on the number of VP Funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Advisor, serves as the Trust's distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust's Board of Trustees pursuant to Rule 12b-l under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for the distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the year ended December 31, 2024, for ProFund VP Government Money Market to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $77,150 for the year ended December 31, 2024. The Distributor may reinstate all or a portion of the Distribution Fees for ProFund VP Government Money Market at any time.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees, a monthly/quarterly fee equal on an annual basis of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as "Administrative services fees." Throughout the year ended December 31, 2024, the administrative services fees of ProFund VP Government Money Market were suspended to maintain a more competitive net yield. If ProFund VP Government Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $75,475 for the year ended December 31, 2024. All or a portion of the Administrative services fees of ProFund VP Government Money Market may be reinstated at any time.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust's Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pays each Independent Trustee compensation for their services at an annual rate of $325,000, inclusive of all meetings. During the year ended December 31, 2024, actual Trustee compensation was $975,000 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as "Compliance services fees."

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses) to an annualized rate of 0.90% of the average daily net assets of ProFund VP Government Money Market, 1.38% of the average daily net assets of ProFund VP

U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. For the non-money market ProFunds VP, these expense limitations remain in effect until at least April 30, 2025.

Amounts waived under the contractual expense limitation agreement are allocated proportionally as waivers of advisory and management services fees, to the extent of these fees as reflected on the Statements of Operations. During the year, the allocation of expenses reduced and reimbursed by the Advisor between advisory and management services fees, and if necessary, reimbursement of other expenses was as follows:

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund Access VP High Yield	$(974)	$(859)	$(115)	$—
ProFund VP Asia 30	(23,525)	(20,757)	(2,768)	—
ProFund VP Banks	(4,175)	(3,684)	(491)	—
ProFund VP Bear	(880)	(776)	(104)	—
ProFund VP Bull	(14,642)	(12,919)	(1,723)	—
ProFund VP Communication Services	(6,477)	(5,715)	(762)	—
ProFund VP Consumer Discretionary	(13,709)	(12,096)	(1,613)	—

258 :: Notes to Financial Statements :: December 31, 2024

	Expenses reduced and reimbursed by the Advisor	Waivers of advisory fees	Waivers of management services fees	Reimbursements of other expenses
ProFund VP Consumer Staples	$(8,499)	$(7,499)	$(1,000)	$—
ProFund VP Emerging Markets	(25,467)	(22,471)	(2,996)	—
ProFund VP Energy	(22,350)	(19,721)	(2,629)	—
ProFund VP Europe 30	(14,940)	(13,182)	(1,758)	—
ProFund VP Falling U.S. Dollar	(7,896)	(3,631)	(484)	(3,781)
ProFund VP Financials	(10,684)	(9,427)	(1,257)	—
ProFund VP Government Money Market	(82,544)	(72,833)	(9,711)	—
ProFund VP Health Care	(17,370)	(15,326)	(2,044)	—
ProFund VP Industrials	(10,511)	(9,274)	(1,237)	—
ProFund VP International	(1,464)	(1,292)	(172)	—
ProFund VP Internet	(6,003)	(5,297)	(706)	—
ProFund VP Japan	(2,554)	(2,254)	(300)	—
ProFund VP Large-Cap Growth	(20,839)	(18,387)	(2,452)	—
ProFund VP Large-Cap Value	(15,787)	(13,930)	(1,857)	—
ProFund VP Materials	(8,125)	(7,169)	(956)	—
ProFund VP Mid-Cap	(2,419)	(2,134)	(285)	—
ProFund VP Mid-Cap Growth	(17,140)	(15,124)	(2,016)	—
ProFund VP Mid-Cap Value	(13,516)	(11,926)	(1,590)	—
ProFund VP Nasdaq-100	(84,257)	(74,345)	(9,912)	—
ProFund VP Pharmaceuticals	(4,857)	(4,286)	(571)	—
ProFund VP Precious Metals	(12,174)	(10,742)	(1,432)	—
ProFund VP Real Estate	(6,211)	(5,480)	(731)	—
ProFund VP Semiconductor	(7,664)	(6,762)	(902)	—
ProFund VP Short Dow 30	(1)	(1)	—	—
ProFund VP Short Emerging Markets	(157)	(139)	(18)	—
ProFund VP Short International	(16)	(14)	(2)	—
ProFund VP Short Mid-Cap	(74)	(65)	(9)	—
ProFund VP Short Nasdaq-100	(2,107)	(1,859)	(248)	—
ProFund VP Short Small-Cap	(1,908)	(1,683)	(225)	—
ProFund VP Small-Cap	(16,983)	(14,985)	(1,998)	—
ProFund VP Small-Cap Growth	(10,098)	(8,910)	(1,188)	—
ProFund VP Small-Cap Value	(11,637)	(10,268)	(1,369)	—
ProFund VP UltraBull	(8,401)	(7,413)	(988)	—
ProFund VP UltraMid-Cap	(9,726)	(8,582)	(1,144)	—
ProFund VP UltraNasdaq-100	(190,126)	(167,759)	(22,367)	—
ProFund VP UltraShort Dow 30	(5)	(4)	(1)	—
ProFund VP UltraShort Nasdaq-100	(40)	(35)	(5)	—
ProFund VP UltraSmall-Cap	(30,410)	(26,832)	(3,578)	—
ProFund VP U.S. Government Plus	(3,796)	(3,163)	(633)	—
ProFund VP Utilities	(18,243)	(16,097)	(2,146)	—

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the contractual period; however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." These amounts are allocated proportionally as recoupments of advisory and management services fees, respectively, as shown in the table below.

	Recoupment of prior expenses reduced by the Advisor	Recoupment allocated to advisory fees	Recoupment allocated to management services fees
ProFund Access VP High Yield	$1,583	$1,397	$186
ProFund VP International	757	668	89
ProFund VP Semiconductor	5,857	5,168	689
ProFund VP Short Dow 30	12	10	2
ProFund VP Short International	71	63	8
ProFund VP UltraShort Nasdaq-100	126	111	15

December 31, 2024 :: Notes to Financial Statements :: 259

As of December 31, 2024, the recoupments that may potentially be made by the ProFunds VP are shown in the table below. As of December 31, 2024, no commitment or contingent liability is expected:

Fund Name	Expires 4/30/25	Expires 4/30/26	Expires 4/30/27	Expires 4/30/28	Total
ProFund Access VP High Yield	$—	$3,223	$2,316	$974	$6,513
ProFund VP Asia 30	—	15,415	25,206	17,252	57,873
ProFund VP Banks	—	6,886	4,317	2,436	13,639
ProFund VP Bear	—	565	1,200	626	2,391
ProFund VP Bull	—	21,942	34,434	4,798	61,174
ProFund VP Communication Services	329	3,195	7,684	3,179	14,387
ProFund VP Consumer Discretionary	369	6,182	21,213	5,883	33,647
ProFund VP Consumer Staples	536	7,736	12,311	4,407	24,990
ProFund VP Emerging Markets	—	25,649	28,104	14,678	68,431
ProFund VP Energy	—	23,266	29,540	12,280	65,086
ProFund VP Europe 30	—	15,452	11,637	12,467	39,556
ProFund VP Falling U.S. Dollar	4,215	4,514	12,693	4,463	25,885
ProFund VP Financials	—	15,820	19,042	3,996	38,858
ProFund VP Government Money Market	—	—	81,574	43,678	125,252
ProFund VP Health Care	—	9,366	20,257	12,180	41,803
ProFund VP Industrials	390	4,461	15,135	4,687	24,673
ProFund VP International	—	5,551	548	1,464	7,563
ProFund VP Internet	—	3,370	8,967	3,437	15,774
ProFund VP Japan	—	1,092	4,677	1,184	6,953
ProFund VP Large-Cap Growth	1,329	12,667	21,702	13,869	49,567
ProFund VP Large-Cap Value	2,302	10,632	15,437	11,584	39,955
ProFund VP Materials	—	6,866	12,928	2,810	22,604
ProFund VP Mid-Cap	—	5,489	5,855	602	11,946
ProFund VP Mid-Cap Growth	7,817	12,813	18,465	11,968	51,063
ProFund VP Mid-Cap Value	3,158	10,985	14,821	9,796	38,760
ProFund VP Nasdaq-100	—	65,747	81,574	62,592	209,913
ProFund VP Pharmaceuticals	—	6,166	8,879	1,407	16,452
ProFund VP Precious Metals	—	12,968	18,972	6,928	38,868
ProFund VP Real Estate	268	2,821	8,241	3,485	14,815
ProFund VP Semiconductor	—	—	—	7,664	7,664
ProFund VP Short Dow 30	—	—	—	1	1
ProFund VP Short Emerging Markets	—	560	478	38	1,076
ProFund VP Short International	—	328	—	16	344
ProFund VP Short Mid-Cap	—	178	147	48	373
ProFund VP Short Nasdaq-100	—	6,338	4,372	1,167	11,877
ProFund VP Short Small-Cap	82	3,055	4,004	1,036	8,177
ProFund VP Small-Cap	1,008	18,514	20,201	12,643	52,366
ProFund VP Small-Cap Growth	140	2,546	14,265	6,639	23,590
ProFund VP Small-Cap Value	—	5,595	16,930	6,905	29,430
ProFund VP UltraBull	—	1,022	6,763	6,091	13,876
ProFund VP UltraMid-Cap	773	3,796	12,122	6,043	22,734
ProFund VP UltraNasdaq-100	6,645	136,878	142,350	143,431	429,304
ProFund VP UltraShort Dow 30	—	—	—	5	5
ProFund VP UltraShort Nasdaq-100	534	4,774	1,846	40	7,194
ProFund VP UltraSmall-Cap	6,878	31,072	28,036	20,257	86,243
ProFund VP U.S. Government Plus	—	5,622	7,199	2,386	15,207
ProFund VP Utilities	511	18,146	32,709	3,944	55,310

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Government Money Market through April 30, 2025, to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such recoupments shall be made monthly, but only to the extent that such recoupments would not cause the ProFund VP Government Money Market's net yield to fall below the highest previously determined minimum yield, and such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as "Recoupment of prior expenses reduced by the Advisor." As of December 31, 2024, the recoupments that may potentially be made by ProFund VP Government Money Market are as follows:

	Expires 4/30/25	Expires 4/30/26	Total
ProFund VP Government Money Market	$437,473	$28,512	$465,985

260 :: Notes to Financial Statements :: December 31, 2024

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2024, were as follows:

	Purchases	Sales
ProFund VP Asia 30	$21,726,568	$21,823,833
ProFund VP Banks	12,239,306	13,757,861
ProFund VP Biotechnology	56,458,564	64,532,392
ProFund VP Bull	31,241,079	33,197,453
ProFund VP Communication Services	13,584,093	12,190,770
ProFund VP Consumer Discretionary	12,066,975	14,627,626
ProFund VP Consumer Staples	35,493,128	37,209,092
ProFund VP Emerging Markets	45,105,443	47,029,277
ProFund VP Energy	124,990,194	133,547,541
ProFund VP Europe 30	16,306,455	20,880,856
ProFund VP Financials	6,751,562	6,223,209
ProFund VP Health Care	15,068,133	19,714,319
ProFund VP Industrials	9,937,308	11,115,655
ProFund VP Internet	9,485,060	11,573,966
ProFund VP Large-Cap Growth	49,027,495	48,939,738
ProFund VP Large-Cap Value	15,867,415	20,801,560
ProFund VP Materials	6,828,623	8,573,493
ProFund VP Mid-Cap Growth	25,070,810	28,553,979
ProFund VP Mid-Cap Value	16,682,108	19,218,683
ProFund VP Nasdaq-100	9,896,891	8,690,249
ProFund VP Pharmaceuticals	10,717,738	11,964,142
ProFund VP Real Estate	6,541,060	5,630,350
ProFund VP Semiconductor	217,608,045	253,771,740
ProFund VP Small-Cap	972,582	4,538,497
ProFund VP Small-Cap Growth	19,771,920	20,507,823
ProFund VP Small-Cap Value	22,863,760	24,213,670
ProFund VP Technology	23,903,793	32,536,829
ProFund VP UltraBull	18,848,491	11,653,908
ProFund VP UltraMid-Cap	2,600,124	2,630,067
ProFund VP UltraNasdaq-100	42,263,200	23,561,552
ProFund VP UltraSmall-Cap	3,655,497	5,982,211
ProFund VP Utilities	54,696,680	52,500,388

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2024, were as follows:

	Purchases	Sales
ProFund Access VP High Yield	$74,686,535	$82,426,277
ProFund VP U.S. Government Plus	12,785,709	13,212,467

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Risks Associated with the Use of Derivatives

Certain ProFunds VP may obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose the ProFund VP to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives (e.g., securities in the Index). The risks of using derivatives include: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount a ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP's position in a particular instrument when desired. Each of these factors may prevent a ProFund VP from achieving its investment objective and may increase the volatility (i.e., fluctuations) of the ProFund VP's returns. Because derivatives often require limited initial investment, the use of derivatives also may expose a ProFund VP to losses in excess of those amounts initially invested.

December 31, 2024 :: Notes to Financial Statements :: 261

Certain ProFunds VP may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the ProFund VP invests in swaps that use an ETF as the reference asset, each ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the ProFund VP only used swaps on the Index.

Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in a ProFund VP's net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP's investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the ProFund VP may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP's return.

Holding Period Risk

Certain ProFunds VP are "geared" funds ("Geared Funds") in the sense that the ProFund VP has an investment objective to match a multiple, the inverse, or an inverse multiple of the daily performance of a benchmark. A Geared Fund does not seek to achieve its stated multiple, inverse, or an inverse multiple of the daily performance of its underlying benchmark (the "Daily Target") for any period other than a day. The performance of a Geared Fund over periods other than a day may be higher or lower than the Daily Target, and this difference may be significant. Factors that contribute to returns that are worse than the Daily Target include smaller index gains or losses and higher index volatility, as well as longer holding periods when these factors apply. Factors that contribute to returns that are better than the Daily Target include larger index gains or losses and lower index volatility, as well as longer holding periods when these factors apply. The more extreme these factors are, and the more they occur together, the more returns will tend to deviate from the Daily Target.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or l.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. In addition, the Advisor expects a significant portion of the assets invested in a ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover, and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP's ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP's expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP's prospectus.

Active Management Risk

ProFund Access VP High Yield Fund is actively managed, and its performance reflects the investment decisions that the Advisor makes for the ProFund. The Advisor's judgements about the ProFund VP's investments may prove to be incorrect. If the investments selected and strategies employed by the ProFund VP fail to produce the intended results, the ProFund VP could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Concentration Risk

Certain non-money market ProFunds VP may be subject to concentration risk. Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP's benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP's holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP's NAV each day may differ, perhaps significantly, from the percentage change of the ProFund VP's benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark.

262 :: Notes to Financial Statements :: December 31, 2024

In order to achieve a high degree of correlation with the Index, a ProFund VP seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the ProFund VP from achieving a high degree of correlation with the Index. Market disruptions or closure, regulatory restrictions, market volatility and other factors will adversely affect the ProFund VP's ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index's movements. Because of this, it is unlikely that the ProFund VP will have perfect leveraged exposure at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index level is volatile at or near the close of the trading day.

A number of other factors may adversely affect a ProFund VP's correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP's correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and index rebalancing events. Additionally, a ProFund VP's underlying holdings or reference assets may trade on markets that may or may not be open on the same day as the ProFund VP. Each ProFund VP (other than the ProFund Access VP High Yield, the Classic ProFunds VP, the Sector ProFunds VP, ProFund VP Falling U.S. Dollar and ProFund VP Government Money Market) seeks to rebalance its portfolio daily to keep its leveraged, inverse or inverse leveraged exposure to the benchmark consistent with its investment objective. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP's ability to meet its investment objective on or around that day.

CDS Risk

While the ProFund Access VP High Yield would normally be a net "seller" of CDS, at times the ProFund Access VP High Yield may have been a net "buyer" of CDS. When the ProFund VP was a seller of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. When the ProFund VP was a buyer of credit protection, upon the occurrence of a credit event, the counterparty to the ProFund VP will have an obligation to pay the full notional value of a defaulted reference entity less recovery value. Recovery values for CDS are generally determined via an auction process to determine the final price for a given reference entity. Although ProFund VP intended, as practicable, to obtain exposure through centrally cleared CDS, an active market may not have existed for any of the CDS in which the ProFund VP invests or in the reference entities subject to the CDS. As a result, the ProFund VP's ability to maximize returns or minimize losses on such CDS may have been impaired. Other risks of CDS include difficulty in valuation due to the lack of pricing transparency and the risk that changes in the value of the CDS do not reflect changes in the credit quality of the underlying reference entities or may otherwise perform differently than expected given market conditions. Because the ProFund VP may have used a single counterparty or a small number of counterparties, certain CDS involve many reference entities and there were no limitations on the notional amount established for the CDS. As a result, counterparty risk may have been amplified.

Counterparty Risk

A ProFund VP that will invest in financial instruments involving third parties (i.e., counterparties) is subject to counterparty risk. The use of financial instruments, such as swap agreements or futures contracts, involves risks that are different from those associated with ordinary portfolio securities transactions. Certain ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments and repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of an investment in each ProFund VP may decline. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant ("FCM") or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. For example, a ProFund VP could lose margin payments it has deposited with a clearing organization as well as gains owed but not paid to the ProFund VP if the clearing organization becomes insolvent or otherwise fails to perform its obligations.

Under current CFTC regulations, a FCM maintains customers' assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM's bankruptcy. In that event, in the case of futures, the FCM's customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM's customers. In the case of cleared swaps, customers of a FCM in bankruptcy are entitled to recover assets specifically attributable to them pursuant to new CFTC regulations, but may nevertheless risk loss of some or all of their assets due to accounting or operational

December 31, 2024 :: Notes to Financial Statements :: 263

issues or due to legal risk in connection with the application of bankruptcy law to cleared swaps.

Cybersecurity Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, each ProFund VP, financial intermediaries, service providers and the relevant listing exchange are susceptible to operational, information security and related "cyber" risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to gaining unauthorized access to digital systems for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing among other behaviors, stealing or corrupting data maintained online or digitally, and denial of service attacks on websites. Cybersecurity failures or breaches of a ProFund VP's third party service provider (including, but not limited to, index providers, the administrator and transfer agent) or the issuers of securities and/or financial instruments in which the ProFund VP invests, have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ProFund VP shareholders to transact business, violations of applicable privacy and other laws. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the ProFund VP's ability to calculate its NAV, cause the release of private shareholder information or confidential ProFund VP information, impede trading, cause reputational damage, and subject the ProFund VP to regulatory fines, reputational damage, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. A ProFund VP and its shareholders could be negatively impacted as a result. While a ProFund VP or its service providers may have established business continuity plans and systems designed to guard against such cyber attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cybersecurity risks also are present for issuers of securities in which a ProFund VP invests, which could result in material adverse consequences for such issuers, and may cause the ProFund VP's investments in such securities to lose value. In addition, cyber attacks involving a counterparty to a ProFund VP could affect such a counterparty's ability to meet its obligations to the ProFund VP, which may result in losses to the ProFund VP and its shareholders. The Advisor and the Trust do not control the cybersecurity plans and systems put in place by third party service providers, and such third party service providers may have no or limited indemnification obligations to the Advisor or to a ProFund VP.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus (COVID-19)), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such as natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the ProFund VP and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the ProFund VP may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the ProFund VP's investment advisor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the ProFund VP's investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the ProFund VP to complete redemptions and otherwise affect ProFund VP performance and ProFund VP trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the ProFund VP's performance, resulting in losses to your investment.

Risk of Global Economic Shock

Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its variants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unemployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disruptions to important global, local and regional supply chains, with potential corresponding results on the performance of a ProFund VP and its investments.

Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia's military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union, and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a ProFund VP's investments, even beyond any direct exposure a ProFund VP may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but

264 :: Notes to Financial Statements :: December 31, 2024

could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. Furthermore, the possibility of a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in the conflict, such as the Houthi movement's attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on the ProFund VP performance and the value of an investment in the ProFund VP.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the fixed income market. Additionally, the credit quality of the issuer of a debt instrument (including the risk of a potential default) can also affect the price of a debt instrument. The perceived or actual inability of issuers, guarantors, or liquidity providers of debt instruments to make scheduled interest payments can negatively impact the performance of the ProFund VP. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.

Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those of debt instruments with shorter maturities. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may be required to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. government may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

High Yield Risk

Investment in or exposure to high yield (lower rated) debt instruments (also known as "junk bonds") may involve greater levels of interest rate, credit, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). Less active markets may diminish a ProFund VP's ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the ProFund VP would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a security is in default with respect to interest or principal payments, the issuer's security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect a ProFund VP's performance.

Index Performance Risk

Certain ProFunds VP linked to an index will be subject to index performance risk. There is no guarantee or assurance that the methodology used by the third-party provider to create the Index will result in the ProFund VP achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index may underperform, and the ProFund VP could lose value, while other indices or measures of market performance increase in value.

Financing Rates Associated with Derivatives

The performance of ProFunds VP that use derivatives was impacted by the related financing costs. Financial instruments such as futures contracts carry implied financing costs. Forward and swap financing rates are negotiated between the ProFunds VP and their counterparties, and are set at the Fed Funds rate ("FEDL0l") plus or minus a negotiated spread. The Fed Funds rate remained around 4.33% during the year ended December 31, 2024. Each ProFund VP with long exposure via derivatives was generally negatively affected by financing rates. Conversely, most ProFunds VP with short/inverse derivative exposure generally benefited from financing rates.

Inflation Risk

Inflation risk is the risk that the value of assets or income from a ProFund VP's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a ProFund VP's portfolio could decline. Inflation rates may change frequently and drastically as a result of various factors and the ProFund VP's investment may not keep pace with inflation, which may result in losses to the ProFund

December 31, 2024 :: Notes to Financial Statements :: 265

VP investors or adversely affect the real value of shareholder's investments in a ProFund VP. Inflation has recently increased and it cannot be predicted whether it may decline.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent true fair value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or from achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

During the fiscal year ended December 31, 2024, ProFund VP Bear and ProFund VP Rising Rates Opportunity paid $73,482 and $2,835,809, respectively, in capital gain distributions in April 2024 to meet the distribution requirements under Subchapter M of the Internal Revenue Code for a prior year. The ProFund VP Bear and ProFund VP Rising Rates Opportunity incurred $5,957 and $229,893 of interest fees, respectively, related to the distribution which was voluntarily reimbursed by the Advisor to each ProFund VP. Such reimbursements are not subject to recoupment in future periods.

The tax character of distributions paid to shareholders during the applicable tax years ended as noted below, were as follows:

	Year Ended December 31, 2024				Year Ended December 31, 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund Access VP High Yield	$798,444	$—	$—	$798,444	$811,910	$—	$—	$811,910
ProFund VP Asia 30	132,757	—	—	132,757	17,533	669,693	—	687,226
ProFund VP Banks	85,083	—	—	85,083	65,310	—	—	65,310
ProFund VP Bear	131,745	—	—	131,745	7,959	—	—	7,959
ProFund VP Biotechnology	—	16,706,394	—	16,706,394	—	6,518,064	—	6,518,064
ProFund VP Bull	3,046,049	304,756	—	3,350,805	—	8,734,170	—	8,734,170
ProFund VP Communication Services	—	—	—	—	58,848	—	—	58,848
ProFund VP Consumer Discretionary	48,876	2,448,847	—	2,497,723	—	1,013,997	—	1,013,997
ProFund VP Consumer Staples	214,461	3,296,352	—	3,510,813	343,272	1,462,883	—	1,806,155
ProFund VP Dow 30	10,184	—	—	10,184	129	—	—	129
ProFund VP Emerging Markets	333,422	—	—	333,422	422,942	—	—	422,942
ProFund VP Energy	919,340	2,002,126	—	2,921,466	1,187,917	—	—	1,187,917
ProFund VP Europe 30	277,716	495,778	—	773,494	314,873	—	—	314,873
ProFund VP Falling U.S. Dollar	29,158	—	—	29,158	—	—	—	—
ProFund VP Financials	318,825	2,603,830	—	2,922,655	118,059	1,067,782	—	1,185,841
ProFund VP Government Money Market	1,306,098	—	—	1,306,098	1,426,790	—	—	1,426,790
ProFund VP Health Care	23,646	1,709,557	—	1,733,203	—	4,450,779	—	4,450,779
ProFund VP Industrials	117,546	2,108,358	—	2,225,904	—	1,349,793	—	1,349,793
ProFund VP International	371,382	—	—	371,382	—	—	—	—
ProFund VP Internet	257,577	—	—	257,577	—	1,717,154	—	1,717,154
ProFund VP Japan	1,012,848	1,018,378	—	2,031,226	—	—	—	—
ProFund VP Large-Cap Growth	294,318	236,430	—	530,748	—	3,728,772	—	3,728,772
ProFund VP Large-Cap Value	1,512,248	404,516	—	1,916,764	87,129	1,233,407	—	1,320,536
ProFund VP Materials	62,256	11,139	—	73,395	72,950	—	—	72,950
ProFund VP Mid-Cap	316,090	—	—	316,090	—	—	—	—
ProFund VP Mid-Cap Growth	20,691	575,705	—	596,396	—	81,372	—	81,372
ProFund VP Mid-Cap Value	408,837	93,833	—	502,670	33,606	695,642	—	729,248
ProFund VP Nasdaq-100	11,487,731	8,419,596	—	19,907,327	—	620,919	—	620,919
ProFund VP Pharmaceuticals	—	1,036,921	—	1,036,921	61,386	228,205	—	289,591
ProFund VP Precious Metals	809,641	—	—	809,641	—	—	—	—
ProFund VP Real Estate	143,996	146,650	—	290,646	65,712	1,191,790	—	1,257,502
ProFund VP Rising Rates Opportunity	1,635,070	16,086	—	1,651,156	16,031	—	—	16,031
ProFund VP Semiconductor	5,756,750	1,524	—	5,758,274	—	397,743	—	397,743
ProFund VP Short Dow 30	200	—	—	200	—	—	—	—

266 :: Notes to Financial Statements :: December 31, 2024

	Year Ended December 31, 2024				Year Ended December 31, 2023
	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Short Emerging Markets	$29,923	$—	$—	$29,923	$4,519	$—	$—	$4,519
ProFund VP Short International	29,900	—	—	29,900	13,615	—	—	13,615
ProFund VP Short Mid-Cap	7,165	—	—	7,165	1,059	—	—	1,059
ProFund VP Short Nasdaq-100	205,004	—	—	205,004	3,135	5,864	—	8,999
ProFund VP Short Small-Cap	109,373	—	—	109,373	131,293	11,997	—	143,290
ProFund VP Small-Cap	99,601	—	—	99,601	—	—	—	—
ProFund VP Small-Cap Growth	42,550	709,834	—	752,384	—	435,031	—	435,031
ProFund VP Small-Cap Value	151,910	—	—	151,910	3,178	789,010	—	792,188
ProFund VP Technology	224,890	4,080,559	—	4,305,449	—	5,510,738	—	5,510,738
ProFund VP UltraBull	123,401	—	—	123,401	—	—	—	—
ProFund VP UltraMid-Cap	69,792	—	—	69,792	—	—	—	—
ProFund VP UltraNasdaq-100	662,578	—	—	662,578	—	—	—	—
ProFund VP UltraShort Dow 30	108	—	—	108	6	—	—	6
ProFund VP UltraShort Nasdaq-100	71,933	—	—	71,933	—	—	—	—
ProFund VP UltraSmall-Cap	104,681	—	—	104,681	—	—	—	—
ProFund VP U.S. Government Plus	242,414	—	—	242,414	362,281	—	249	362,530
ProFund VP Utilities	470,058	—	—	470,058	406,380	—	—	406,380

As of the latest tax year ended December 31, 2024, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund Access VP High Yield	$60,271	$—	$—	$(4,245,706)	$37,208	$(4,148,227)
ProFund VP Asia 30	682,256	—	—	(395,584)	331,425	618,097
ProFund VP Banks	57,391	—	—	(5,198,327)	1,180,950	(3,959,986)
ProFund VP Bear	64,197	—	—	(23,971,298)	16,886	(23,890,215)
ProFund VP Biotechnology	1,636,654	871,007	—	—	5,963,671	8,471,332
ProFund VP Bull	2,615,974	344,359	—	—	35,424,107	38,384,440
ProFund VP Communication Services	—	—	—	(75,962)	3,924,926	3,848,964
ProFund VP Consumer Discretionary	469,303	1,134,473	—	—	11,482,116	13,085,892
ProFund VP Consumer Staples	347,628	940,490	—	—	3,976,165	5,264,283
ProFund VP Dow 30	38,592	—	—	(1,635,146)	(4,204)	(1,600,758)
ProFund VP Emerging Markets	281,952	—	—	(7,275,316)	5,533,089	(1,460,275)
ProFund VP Energy	751,081	3,928,158	—	—	20,352,599	25,031,838
ProFund VP Europe 30	391,104	549,801	—	—	834,924	1,775,829
ProFund VP Falling U.S. Dollar	16,608	—	—	(442,253)	—	(425,645)
ProFund VP Financials	215,849	301,656	—	—	20,406,804	20,924,309
ProFund VP Government Money Market	—	—	(66)	(39,366)	—	(39,432)
ProFund VP Health Care	44,276	3,598,010	—	—	25,376,408	29,018,694
ProFund VP Industrials	278,579	184,009	—	—	9,300,659	9,763,247
ProFund VP International	369,307	—	—	(2,116,934)	(82,187)	(1,829,814)
ProFund VP Internet	116,678	—	—	—	7,642,252	7,758,930
ProFund VP Japan	1,158,430	981,719	—	—	(2,714)	2,137,435
ProFund VP Large-Cap Growth	599,496	2,431,510	—	—	15,594,973	18,625,979
ProFund VP Large-Cap Value	308,422	1,581,058	—	—	2,234,486	4,123,966
ProFund VP Materials	27,562	1,633,612	—	—	5,257,506	6,918,680
ProFund VP Mid-Cap	372,307	—	—	(1,164,016)	(49,751)	(841,460)
ProFund VP Mid-Cap Growth	268,922	982,938	—	—	3,333,753	4,585,613
ProFund VP Mid-Cap Value	225,085	825,661	—	—	777,321	1,828,067
ProFund VP Nasdaq-100	5,981,376	5,578,152	—	—	83,387,223	94,946,751
ProFund VP Pharmaceuticals	20,150	—	—	(22,836)	1,698,845	1,696,159
ProFund VP Precious Metals	898,696	—	—	(65,208,736)	(366,422)	(64,676,462)
ProFund VP Real Estate	30,100	—	—	(19,838)	3,099,783	3,110,045
ProFund VP Rising Rates Opportunity	777,027	—	—	(27,106,407)	276,719	(26,052,661)
ProFund VP Semiconductor	19,714,057	11,680,933	—	—	25,336,859	56,731,849

December 31, 2024 :: Notes to Financial Statements :: 267

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficit)
ProFund VP Short Dow 30	$178	$—	$—	$(120,434)	$63	$(120,193)
ProFund VP Short Emerging Markets	17,444	—	—	(2,838,908)	6,144	(2,815,320)
ProFund VP Short International	18,684	—	—	(2,642,417)	4,141	(2,619,592)
ProFund VP Short Mid-Cap	2,665	—	—	(2,618,586)	340	(2,615,581)
ProFund VP Short Nasdaq-100	119,094	—	—	(18,985,479)	34,272	(18,832,113)
ProFund VP Short Small-Cap	50,717	—	—	(6,577,489)	13,682	(6,513,090)
ProFund VP Small-Cap	109,381	—	—	(386,055)	2,150,617	1,873,943
ProFund VP Small-Cap Growth	—	1,311,001	—	—	3,530,442	4,841,443
ProFund VP Small-Cap Value	71,619	654,356	—	—	243,141	969,116
ProFund VP Technology	—	11,365,424	—	—	31,507,038	42,872,462
ProFund VP UltraBull	2,624,792	122,954	—	(12,975,169)	9,459,347	(768,076)
ProFund VP UltraMid-Cap	96,263	—	—	(537,442)	2,845,895	2,404,716
ProFund VP UltraNasdaq-100	23,200,607	4,658,651	—	(2,888,790)	95,285,295	120,255,763
ProFund VP UltraShort Dow 30	53	—	—	(970,194)	58	(970,083)
ProFund VP UltraShort Nasdaq-100	54,484	—	—	(9,972,447)	16,947	(9,901,016)
ProFund VP UltraSmall-Cap	176,464	—	—	(7,337,956)	3,076,617	(4,084,875)
ProFund VP U.S. Government Plus	55	—	—	(9,512,629)	(206,261)	(9,718,835)
ProFund VP Utilities	448,828	14,457	—	—	16,926,069	17,389,354

As of the latest tax year ended December 31, 2024, the following ProFunds VP have net capital loss carryforwards ("CLCFs") as summarized in the tables below.

Fund	No Expiration Date
ProFund Access VP High Yield	$4,245,706	*
ProFund VP Asia 30	395,584
ProFund VP Banks	5,198,327	*
ProFund VP Bear	23,971,298	*
ProFund VP Communication Services	75,962
ProFund VP Dow 30	1,635,146	*
ProFund VP Emerging Markets	7,275,316
ProFund VP Falling U.S. Dollar	442,253	*
ProFund VP Government Money Market	39,366
ProFund VP International	2,116,934	*
ProFund VP Mid-Cap	1,164,016
ProFund VP Pharmaceuticals	22,836
ProFund VP Precious Metals	65,208,736	*
ProFund VP Real Estate	19,838
ProFund VP Rising Rates Opportunity	27,106,407	*
ProFund VP Short Dow 30	120,434	*
ProFund VP Short Emerging Markets	2,838,908	*
ProFund VP Short International	2,642,417	*
ProFund VP Short Mid-Cap	2,618,586	*
ProFund VP Short Nasdaq-100	18,985,479	*
ProFund VP Short Small-Cap	6,577,489	*
ProFund VP Small-Cap	386,055
ProFund VP UltraBull	12,975,169	*
ProFund VP UltraMid-Cap	537,442
ProFund VP UltraNasdaq-100	2,888,790	*
ProFund VP UltraShort Dow 30	970,194	*
ProFund VP UltraShort Nasdaq-100	9,972,447	*
ProFund VP UltraSmall-Cap	7,337,956
ProFund VP U.S. Government Plus	9,512,629	*

*  All or a portion are limited as a result of changes in the ProFund VP ownership during the year and in prior years.

Unused limitations accumulate and increase limited CLCFs available for use in offsetting net capital gains. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax years. The Trust's Board of Trustees does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

268 :: Notes to Financial Statements :: December 31, 2024

As of December 31, 2024, the cost, gross unrealized appreciation and gross unrealized depreciation on investment securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund Access VP High Yield	$14,697,000	$37,208	$—	$37,208
ProFund VP Asia 30	17,197,808	5,971,072	(5,639,647)	331,425
ProFund VP Banks	3,635,138	1,903,165	(722,215)	1,180,950
ProFund VP Bear	1,462,223	16,886	—	16,886
ProFund VP Biotechnology	30,760,063	10,849,046	(4,885,375)	5,963,671
ProFund VP Bull	23,255,680	38,762,826	(3,338,719)	35,424,107
ProFund VP Communication Services	8,904,938	4,447,756	(522,830)	3,924,926
ProFund VP Consumer Discretionary	14,710,464	12,650,655	(1,168,539)	11,482,116
ProFund VP Consumer Staples	5,866,769	4,686,685	(710,520)	3,976,165
ProFund VP Dow 30	385,000	—	(4,204)	(4,204)
ProFund VP Emerging Markets	13,914,843	8,856,344	(3,323,255)	5,533,089
ProFund VP Energy	16,169,872	25,176,713	(4,824,114)	20,352,599
ProFund VP Europe 30	12,076,040	4,203,520	(3,368,596)	834,924
ProFund VP Falling U.S. Dollar	430,695	—	—	—
ProFund VP Financials	14,239,985	25,833,371	(5,426,567)	20,406,804
ProFund VP Government Money Market	29,047,518	—	—	—
ProFund VP Health Care	6,941,036	26,714,626	(1,338,218)	25,376,408
ProFund VP Industrials	7,249,510	10,113,612	(812,953)	9,300,659
ProFund VP International	10,239,000	—	(82,187)	(82,187)
ProFund VP Internet	6,001,383	8,438,745	(796,493)	7,642,252
ProFund VP Japan	9,818,800	—	(2,714)	(2,714)
ProFund VP Large-Cap Growth	18,855,986	16,212,123	(617,150)	15,594,973
ProFund VP Large-Cap Value	14,763,356	4,160,337	(1,925,851)	2,234,486
ProFund VP Materials	7,369,688	6,570,437	(1,312,931)	5,257,506
ProFund VP Mid-Cap	10,091,766	—	(49,751)	(49,751)
ProFund VP Mid-Cap Growth	9,751,102	3,949,579	(615,826)	3,333,753
ProFund VP Mid-Cap Value	9,688,068	2,230,158	(1,452,837)	777,321
ProFund VP Nasdaq-100	76,789,146	86,065,719	(2,678,496)	83,387,223
ProFund VP Pharmaceuticals	7,624,624	3,012,181	(1,313,336)	1,698,845
ProFund VP Precious Metals	23,851,000	—	(366,422)	(366,422)
ProFund VP Real Estate	4,117,251	3,583,427	(483,644)	3,099,783
ProFund VP Rising Rates Opportunity	8,505,000	276,719	—	276,719
ProFund VP Semiconductor	18,815,359	33,110,916	(7,774,057)	25,336,859
ProFund VP Short Dow 30	5,000	63	—	63
ProFund VP Short Emerging Markets	446,000	6,144	—	6,144
ProFund VP Short International	517,000	4,141	—	4,141
ProFund VP Short Mid-Cap	59,000	340	—	340
ProFund VP Short Nasdaq-100	1,944,727	34,272	—	34,272
ProFund VP Short Small-Cap	2,238,803	13,682	—	13,682
ProFund VP Small-Cap	8,503,573	2,919,127	(768,510)	2,150,617
ProFund VP Small-Cap Growth	12,861,397	4,520,038	(989,596)	3,530,442
ProFund VP Small-Cap Value	18,501,628	2,844,698	(2,601,557)	243,141
ProFund VP Technology	28,074,577	33,003,585	(1,496,547)	31,507,038
ProFund VP UltraBull	23,712,575	10,655,951	(1,196,604)	9,459,347
ProFund VP UltraMid-Cap	7,666,411	3,362,090	(516,195)	2,845,895
ProFund VP UltraNasdaq-100	145,044,656	105,495,637	(10,210,342)	95,285,295
ProFund VP UltraShort Dow 30	2,000	58	—	58
ProFund VP UltraShort Nasdaq-100	381,000	16,947	—	16,947
ProFund VP UltraSmall-Cap	11,808,996	4,440,970	(1,364,353)	3,076,617
ProFund VP U.S. Government Plus	6,141,348	—	(206,261)	(206,261)
ProFund VP Utilities	16,003,864	19,199,869	(2,273,800)	16,926,069

8. Stock Splits and Reverse Share Splits

Effective October 14, 2024, the ProFund VP Semiconductor underwent a 4-for-1 share split.

Effective March 13, 2023, the ProFund VP UltraShort Nasdaq-100 underwent a l-for-5 reverse share split.

Effective December 14, 2020, the ProFund VP UltraNasdaq-100 underwent a 2-for-l share split, the ProFund VP Short Small-Cap,

the ProFund VP UltraBull, and the ProFund VP UltraShort Nasdaq-100 each underwent a 1-for-4 reverse share split and the ProFund VP UltraShort Dow 30 underwent a 1-for-5 reverse share split.

The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits.

December 31, 2024 :: Notes to Financial Statements :: 269

9. Shareholder Concentration

As of December 31, 2024, the Advisor was deemed a significant shareholder of each of ProFund VP Dow 30, ProFund VP Short Dow 30, and ProFund VP UltraShort Dow 30 as the Advisor's ownership of total shares outstanding of each ProFund VP was 39%, 66%, and 95% respectively.

10. Subsequent Events

The ProFunds VP have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the ProFunds VP's financial statements.

270 :: Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProFunds and Shareholders of each of the fifty-one funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (fifty-one of the funds constituting ProFunds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024, and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

ProFund Access VP High Yield

ProFund VP Asia 30

ProFund VP Banks

ProFund VP Bear

ProFund VP Biotechnology

ProFund VP Bull

ProFund VP Communication Services

ProFund VP Consumer Discretionary

ProFund VP Consumer Staples

ProFund VP Dow 30

ProFund VP Emerging Markets

ProFund VP Energy

ProFund VP Europe 30

ProFund VP Falling U.S. Dollar

ProFund VP Financials

ProFund VP Government Money Market

ProFund VP Health Care

ProFund VP Industrials

ProFund VP International

ProFund VP Internet

ProFund VP Japan

ProFund VP Large-Cap Growth

ProFund VP Large-Cap Value

ProFund VP Materials

ProFund VP Mid-Cap

ProFund VP Mid-Cap Growth

ProFund VP Mid-Cap Value

ProFund VP Nasdaq-100

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Real Estate

ProFund VP Rising Rates Opportunity

ProFund VP Semiconductor

ProFund VP Short Dow 30

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short Mid-Cap

ProFund VP Short Nasdaq-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Growth

ProFund VP Small-Cap Value

ProFund VP Technology

ProFund VP UltraBull

ProFund VP UltraMid-Cap

ProFund VP UltraNasdaq-100

ProFund VP UltraShort Dow 30

ProFund VP UltraShort Nasdaq-100

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
February 21, 2025

We have served as the auditor of one or more investment companies in ProFunds and ProShares Trust group since 1997.

Additional Tax Information (unaudited) :: 271

Other Federal Income Tax Information:

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2024, qualify for the corporate dividends received deduction for the following ProFunds VP:

Percentage
ProFund VP Asia 30	38%
ProFund VP Banks	100%
ProFund VP Bull	18%
ProFund VP Consumer Discretionary	100%
ProFund VP Consumer Staples	100%
ProFund VP Energy	100%
ProFund VP Europe 30	52%
ProFund VP Financials	100%
ProFund VP Health Care	100%
ProFund VP Industrials	100%
ProFund VP Internet	9%
ProFund VP Large-Cap Growth	82%
ProFund VP Large-Cap Value	18%
ProFund VP Materials	100%
ProFund VP Mid-Cap Growth	100%
ProFund VP Mid-Cap Value	38%
ProFund VP Nasdaq-100	6%
ProFund VP Semiconductor	6%
ProFund VP Small-Cap	79%
ProFund VP Small-Cap Growth	100%
ProFund VP Small-Cap Value	100%
ProFund VP Technology	100%
ProFund VP UltraBull	100%
ProFund VP UltraMid-Cap	100%
ProFund VP UltraNasdaq-100	100%
ProFund VP UltraSmall-Cap	90%
ProFund VP Utilities	100%

For the fiscal year ended December 31, 2024, the amount of long-term capital gain designated by the ProFunds VP were as follows:

Amount
ProFund VP Biotechnology	$16,706,394
ProFund VP Bull	304,756
ProFund VP Consumer Discretionary	2,448,847
ProFund VP Consumer Staples	3,296,352
ProFund VP Energy	2,002,126
ProFund VP Europe 30	495,778
ProFund VP Financials	2,603,830
ProFund VP Health Care	1,709,557
ProFund VP Industrials	2,108,358
ProFund VP Japan	1,018,378
ProFund VP Large-Cap Growth	236,430
ProFund VP Large-Cap Value	404,516
ProFund VP Materials	11,139
ProFund VP Mid-Cap Growth	575,705
ProFund VP Mid-Cap Value	93,833
ProFund VP Nasdaq-100	8,419,596
ProFund VP Pharmaceuticals	1,036,921
ProFund VP Real Estate	146,650
ProFund VP Rising Rates Opportunity	32,925
ProFund VP Semiconductor	1,524
ProFund VP Small-Cap Growth	709,834
ProFund VP Technology	4,080,559

Form N-CSR – Items 8-11 (unaudited)

December 31, 2024 (unaudited) :: Form N-CSR – Items 8-11 :: 273

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers, and others is part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 16-17, 2024, the Board of Trustees (the "Board") of ProFunds (the "Trust") considered the renewal of the Investment Advisory Agreement between ProFund Advisors LLC (the "Advisor") and the Trust, on behalf of each of its operational series (each a "Fund" and collectively the "Funds") (the "Advisory Agreement"). Certain Funds are designed to match, before fees and expenses, the performance of an underlying index both on a single day and over time (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each, an "Active Fund" and, collectively, the "Active Funds"). Certain other Funds are "geared" funds that are designed to seek daily investment results, before fees and expenses, that correspond to the inverse (-1x), a multiple (i.e., 1.25x, 1.50x or 2x), or an inverse multiple (i.e., -1.25x or -2x) of the daily performance of an index or security (each a "Geared Fund" and, collectively, the "Geared Funds").

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreement, including information that addressed, among other things:

•  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

•  the costs of the services to be provided and the profits realized by the Advisor;

•  the investment performance of the Funds and the Advisor;

•  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

•  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreement, including, among other things:

•  information about the advisory services that were being provided by the Advisor with respect to the Funds;

•  the Advisor's Form ADV;

•  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

•  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

•  information regarding advisory fees earned versus advisory fees waived for previous periods;

•  performance information for prior periods;

•  comparative industry fee data;

•  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

•  information regarding the Advisor's trade allocation and best execution policies and procedures;

•  information about the financial condition of the Advisor;

•  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

•  the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds for each Fund (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund- by-Fund basis, and its determinations were made separately with respect to each Fund.

274 :: Form N-CSR – Items 8-11 :: December 31, 2024 (unaudited)

In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreement, the Board also considered information they received throughout the year as part of its regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor. The Board noted there were expected to be no significant differences between the scope of services provided by the Advisor in the past year and those to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

•  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

•  the key features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds;

•  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional index funds;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

•  the structure of the portfolio Advisor's staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;

•  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

•  the Advisor's ability to monitor compliance with the Securities and Exchange Commission's liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;

•  a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;

•  for certain Bitcoin-linked Funds, the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the Funds and obtain appropriate exposure in that market, and the potential benefits of a futures-based approach; and

•  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor's ability to negotiate generally favorable terms with swap counterparties on behalf of various Funds.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program, and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior year and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded with respect to each Fund that (i) the investment advisory services provided by the Advisor with respect to the Fund were of high quality, (ii) the Advisor achieved the investment goals of the Fund, (iii) the Advisor's services benefited the Fund's shareholders, particularly in light of the nature of the Fund and the services required to support each such Fund, and (iv) they were generally satisfied with the nature, quality and extent of services provided to the Fund by the Advisor.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability to the fees paid by other investment companies, including mutual funds or other investment vehicles offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years and is continually re-evaluated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

December 31, 2024 (unaudited) :: Form N-CSR – Items 8-11 :: 275

The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fees paid by the Funds after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the one mutual fund it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor to the mutual fund is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual fund and does not provide other services like daily cash management, securities lending, marketing, client services, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual fund and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other mutual funds.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 5-year, 10-year and since inception periods ended June 30, 2025, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods. The Board noted that, given the nature of the Funds that are Matching Funds or Geared Funds, the correlation of such Fund's performance with the performance of its underlying benchmark (or a relevant inverse or multiple thereof) was a more meaningful factor than the Fund's total return.

With regard to the Active Funds, the Board considered that the Access Flex High Yield ProFund outperformed its Peer Group for the one-year, three-year and five-year periods ended June 30, 2024, and underperformed its Peer Group for the ten-year period ended June 30, 2024 and its benchmark index for the one-year, three-year, five-year and ten year periods ended June 30, 2024. In regard to the Access Flex Bear High Yield ProFund, the Board considered that for each of the one-year, five-year and ten-year periods ended June 30, 2024, the Fund underperformed its Peer Group and benchmark index, but outperformed its Peer Group for the three-year period ended June 30, 2024.

With regard to the Access VP High Yield Fund, the Board noted that for three-year and five-year periods ended June 30, 2024, the Fund outperformed its Peer Group and underperformed its Peer Group for the one-year and ten-year periods ended June 30, 2024. The Fund underperformed its benchmark index for the one-year, three-year, five-year and ten-year periods.

With regard to the Bitcoin Strategy ProFund, the Board noted that for the one-year period ended June 30, 2024, the Fund outperformed its Peer Group average and universe average and underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

With regard to the VP Government Money Market Fund, the Board considered that the Advisor has contractually undertaken to waive fees and/or reimburse expenses to maintain a minimum yield floor limit at 0.02% and has also contractually agreed to waive total operating expenses to 0.90%. The Board noted that under the minimum yield agreement there have been no payments or deferred fee or reimbursed expenses from the Fund since March 4, 2020. The Advisor also confirmed it will not recoup any amounts of fees previously waived or expenses previously reimbursed without first notifying the Independent Trustees.

Profitability

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability.

276 :: Form N-CSR – Items 8-11 :: December 31, 2024 (unaudited)

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the Ultra Japan ProFund and the UltraShort Japan ProFund, each of which pay 0.90%, the Nasdaq-100 ProFund which pays 0.70%, the ProFund V.P. U.S. Government Plus, which pays 0.50% and the Bitcoin Strategy ProFund and Short Bitcoin Strategy ProFund which each pay 0.45%).

The Board considered that, subject to the condition that the aggregate daily net assets of the Trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.025% on non-money market mutual fund net assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion. The Board considered that for the periods presented, none of the Funds were subject to advisory fee reductions as a result of breakpoint fee reductions.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor, earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreement for the Funds is fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreement was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreement.

P.O. Box 182800

Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission's website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds' VP website at ProFunds.com; and (iii) on the Commission's website at sec.gov.

ProFunds VP files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12/24

(b) The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Trustees, Officers and others are part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract, if approved by the Board of Directors in the most recent half-year, is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Not applicable

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	June 17, 2025

By (Signature and Title)*	/s/ Rebecca Colvin
Rebecca Colvin, Treasurer and Principal Financial Officer

Date	June 16, 2025

* Print the name and title of each signing officer under his or her signature.